UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22811

Bridge Builder Trust

(Exact name of registrant as specified in charter)

Bridge Builder Trust

12555 Manchester Road

Des Peres, MO, 63131

(Address of principal executive offices)

Helge Lee, Secretary

Bridge Builder Trust

c/o 12555 Manchester Road

Des Peres, MO 63131

(Name and address of Agent for service)

Registrant’s telephone number, including area code: (314) 515-5242

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30e-1).

BridgeBuilder™

MUTUAL FUNDS

Semiannual Report
December 31, 2019
(Unaudited)

Beginning on February 22, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your Edward Jones financial advisor or from the Fund. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Edward Jones clients investing in a Fund through Edward Jones Advisory Solutions® may elect to receive shareholder reports and other communications from the Fund electronically by contacting their Edward Jones financial advisor. If you are one of the few direct Fund investors, you may elect to receive shareholder reports and other communications from a Fund electronically by sending an email request to bridgebuilder30e3@edwardjones.com.

You may elect to receive all future reports in paper free of charge. If you are an Edward Jones client investing in a Fund through Edward Jones Advisory Solutions®, you should contact your Edward Jones financial advisor to request that you continue to receive paper copies of your shareholder reports, and your election to receive reports in paper will apply to all funds held within your Edward Jones account, including the Bridge Builder Mutual Funds. If you are one of the few direct Fund investors, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by sending an email request to bridgebuilder30e3@edwardjones.com, and your election to receive reports in paper will apply only to all of the Bridge Builder Mutual Funds.

Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Letter to Shareholders

Dear Shareholder,

It is our pleasure to provide you with the Bridge Builder Mutual Funds’ semiannual report for the six-month period ended December 31, 2019. In this report you will find fund performance information, summaries of portfolio holdings, financial statements and other important information about each of the Bridge Builder Mutual Funds.

The Bridge Builder Mutual Funds are available exclusively through Edward Jones Advisory Solutions®, an asset allocation program providing investment advisory services. Each Bridge Builder Fund uses a multi-manager sub-advised structure, where several asset management firms are selected to invest a portion of the mutual fund’s assets. Each manager within the mutual fund brings a unique perspective and investment approach. The mutual funds are managed according to the key tenets of our investment philosophy: diversification, high quality and a long-term approach.

Over the course of the past six-months, one sub-adviser has been removed from the Bridge Builder Mutual Funds’ lineup of sub-advisers. Manning & Napier Advisors, LLC was removed as a sub-adviser to the Bridge Builder International Equity Fund, effective in October of 2019.

All of the Bridge Builder Mutual Funds’ sub-advisers are selected by Olive Street Investment Advisers, LLC (“Olive Street”, or “Adviser”), an affiliate of Edward Jones, and approved by the Funds’ Board of Trustees. Olive Street strives to combine complementary investment styles, performance patterns and portfolio characteristics that have generally demonstrated a track record of success.

For additional information about the funds, visit www.bridgebuildermutualfunds.com.

We look forward to playing an important role in helping you pursue your financial goals.

Sincerely,

Bill Fiala Chairman, Bridge Builder Trust

Ryan Robson President, Olive Street Investment Advisers, LLC

Semiannual Report • December 31, 2019	1

Bridge Builder Core Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities and mortgage-related and mortgage-backed securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Robert W. Baird & Co. Inc. utilizes a structured, risk-controlled philosophy with a disciplined duration approach to invest its allocated portion of the Fund’s assets.	J.P. Morgan Investment Management, Inc. incorporates a bottom-up, value-oriented approach in managing its allocated portion of the Fund’s assets.	Loomis, Sayles & Company, L.P. employs an investment philosophy that focuses on relative value investing on a risk-adjusted basis, seeking to add value for clients primarily through security selection while managing top-down risks in the portfolio.	PGIM, Inc. uses a team approach to attempt to add value by tilting toward fixed-income sectors that it believes are attractive and by utilizing its extensive research capabilities to choose attractive fixed-income securities within sectors.

Average Annual Total Returns as of December 31, 2019

	1 Year	5 Years	Since Inception (10/28/2013)
Bridge Builder Core Bond Fund	9.14%	3.46%	3.59%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.05%	3.26%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.34%(1) and 0.14%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	36.5%
Corporate Bonds	29.1
Government Related	18.8
Asset-Backed Obligations	12.0
Short-Term Investments	3.6
Preferred Stocks	0.0	*

*	Amount less than 0.05%.

2	Semiannual Report • December 31, 2019

Bridge Builder Core Plus Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Core Plus Bond Fund (the “Fund”) is to provide total return (capital appreciation plus income).

Summary of the Investment Strategy

The Fund’s assets are allocated across different fixed-income market sectors and maturities. Most of the Fund’s investments are fixed-income securities issued or guaranteed by the U.S. government or its agencies, municipalities or U.S. corporate issuers. The Fund also invests in asset-backed securities, privately-issued securities, floating rate securities, and mortgage-related and may invest in mortgage-backed securities. The Fund also invests, under normal market conditions, in a “plus” portfolio of high-yield securities deemed below investment grade, and securities issued by foreign entities, including emerging market securities. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Pacific Investment Management

Company LLC seeks to achieve the Fund’s investment objective by investing in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by derivatives such as futures, forward foreign currency exchange contracts or swap contracts.

Loomis, Sayles & Company, L.P.

generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles relies primarily on issue selection as the key driver to investment performance. Loomis Sayles also analyzes different sectors of the economy and differences in the yields of various fixed-income securities in an effort to find securities that it believes may produce attractive returns in comparison to these securities’ risks.

Metropolitan West Asset Management, LLC employs a value-oriented fixed-income management philosophy and an investment process predicated on a long-term economic outlook.	T. Rowe Price Associates, Inc. emphasizes the value of in-depth fundamental research, diversification and risk management practices. T. Rowe Price’s strategy integrates top-down sector allocation with bottom-up security selection in pursuit of the Fund’s investment objective.

Average Annual Total Returns of December 31, 2019

	1 Year	Since Inception (7/13/2015)
Bridge Builder Core Plus Bond Fund	9.38%	3.86%
Bloomberg Barclays U.S. Aggregate Bond Index	8.72%	3.52%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.47%(1) and 0.24%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
Mortgage-Backed Obligations	31.6%
Corporate Bonds	30.0
Government Related	20.4
Asset-Backed Obligations	11.6
Short-Term Investments	3.6
Bank Loans	2.5
Convertible Securities	0.1
Common Stocks	0.1
Warrants	0.1
Convertible Preferred Stocks	0.0	*

*	Amount less than 0.05%.

Semiannual Report • December 31, 2019	3

Bridge Builder Municipal Bond Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Municipal Bond Fund (the “Fund”) is to provide current income exempt from federal tax, with a secondary goal of preservation of investment principal.

Summary of the Investment Strategy

The Fund invests, under normal conditions, at least 80% of its net assets in municipal securities of any maturity or duration whose interest is exempt from federal income tax. These municipal securities include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is generally excludable from gross income for federal income tax purposes. Interest may be includable in taxable income for certain non-corporate taxpayers subject to the federal alternative minimum tax. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

FlAM LLC allocates assets across different market sectors and maturities, normally investing in investment-grade municipal securities. When selecting investments, FlAM analyzes issuer credit quality, security-specific features, current and potential future valuation and trading opportunities.

T. Rowe Price Associates Inc.’s

investment approach emphasizes in-depth fundamental research, diversification, and strict risk management practices in the pursuit of the Fund’s investment objective. Investment decisions reflect the portfolio managers’ outlook for interest rates and the economy, as well as the prices, yields and credit quality of various municipal securities.

Wells Capital Management, Inc.

starts its investment process with a top-down, macroeconomic outlook. Wells Capital Management’s security selection is based on several factors including improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities.

BlackRock Investment Management, LLC takes a top-down, bottom-up approach with a flexible investment framework. Their security selection process is based on the relative value outlook and the quantitative assessment of the security and portfolio. BlackRock seeks total return derived primarily from coupon interest, and secondarily, capital appreciation.

Average Annual Total Returns as of December 31, 2019

	1 Year	Since Inception (9/14/2015)
Bridge Builder Municipal Bond Fund	7.12%	3.53%
Bloomberg Barclays Municipal 1-15 Year Index	6.44%	3.31%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.39%(1) and 0.17%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Security Type Breakdown	(% of Investments)
General Revenue	27.7%
General Obligation	19.9
Transportation	15.4
Healthcare	14.8
Utilities	8.2
Education	8.1
Housing	4.2
Short-Term Investments	1.7

Breakdown by State	(% of Long-Term Investments)
Texas	11.9%
Illinois	10.0
New York	9.5
Florida	6.8
Pennsylvania	4.8
California	3.5
New Jersey	3.1
Arizona	3.1
Massachusetts	3.1
Colorado	2.9
Other	41.3

4	Semiannual Report • December 31, 2019

Bridge Builder Large Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors growth investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Lazard Asset Management LLC

invests primarily in equity securities of U.S. companies that have strong and/or improving financial productivity and are undervalued based on their earnings, cash flow or asset values.

Sustainable Growth Advisers, LP

seeks to identify large- capitalization companies that exhibit characteristics such as pricing power, repeat revenue streams and global reach that seem to have the potential for long-term earnings growth within the context of low business risk.

Jennison Associates LLC invests

in companies that have strong capital appreciation potential. It follows a highly disciplined investment selection and management process of identifying companies that show superior absolute and relative earnings growth and are believed to be attractively valued.

BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Growth Index.

Average Annual Total Returns as of December 31, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Growth Fund	33.30%	12.52%
Russell 1000® Growth Index	36.39%	14.22%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.22%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	31.0%
Healthcare	17.6
Consumer Discretionary	16.2
Communication Services	8.7
Industrials	6.7
Consumer Staples	6.4
Financials	5.2
Short-Term Investments	2.4
Materials	2.2
Real Estate	2.0
Energy	1.6

Top Ten Equity Holdings	(% of Net Assets)
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.2
Visa, Inc. – Class A	3.2
Apple, Inc.	3.0
Salesforce.com, Inc.	2.5
Alphabet, Inc. – Class A	2.4
Alphabet, Inc. – Class C	2.2
NIKE, Inc. – Class B	2.0
Facebook, Inc. – Class A	2.0
UnitedHealth Group, Inc.	1.8

Semiannual Report • December 31, 2019	5

Bridge Builder Large Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Large Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of large-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Artisan Partners Limited

Partnership employs a fundamental investment process to construct a diversified portfolio of equity securities that are undervalued, in solid financial condition and have attractive business economics.

Barrow, Hanley, Mewhinney &

Strauss, LLC believes that equity market inefficiencies can best be exploited through adherence to a value-oriented investment process dedicated to the selection of securities on a bottom-up basis. Barrow Hanley implements this strategy by seeking to construct portfolios of individual stocks that reflect three value characteristics: price/earnings and price/book ratios below the market and dividend yields above the market (as measured by the S&P 500 Index).

Wellington Management

Company, LLP uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above-average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long-term.

BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell 1000® Value Index.

Average Annual Total Returns as of December 31, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Large Cap Value Fund	28.48%	9.38%
Russell 1000® Value Index	26.54%	8.72%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.46%(1) and 0.25%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	18.5%
Industrials	14.7
Consumer Discretionary	12.5
Healthcare	12.0
Information Technology	10.9
Consumer Staples	7.6
Materials	5.8
Energy	5.4
Communication Services	5.0
Real Estate	2.8
Short-Term Investments	2.7
Utilities	2.1

Top Ten Equity Holdings	(% of Net Assets)
Medtronic Plc	2.3%
Chubb Ltd.	2.0
Berkshire Hathaway, Inc. – Class B	2.0
UnitedHealth Group, Inc.	1.7
Comcast Corp. – Class A	1.5
Microsoft Corp.	1.5
American Express Co.	1.3
United Technologies Corp.	1.3
Linde Plc	1.3
Johnson & Johnson	1.3

6	Semiannual Report • December 31, 2019

Bridge Builder Small/Mid Cap Growth Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small-and mid-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors growth investments and employs a multi- manager sub-advised structure.

Investment Sub-advisers

Eagle Asset Management, Inc. invests primarily in small-capitalization companies. The team generally focuses on investing in small-capitalization companies that demonstrate growth potential at a price that does not appear to reflect the company’s true underlying value. The portfolio managers use a three-pronged investment philosophy: quality, valuation and balance.	Champlain Investment Partners, LLC seeks capital appreciation by investing mainly in common stocks of medium-sized companies that it believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Champlain expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values.	ClearBridge Investments, LLC invests primarily in mid-capitalization companies. The team normally invests in stocks selected for their long-term growth potential. The portfolio managers conduct bottom-up, fundamental research and look for attractive valuations, favorable growth and attractive risk/reward profiles, and strong free cash flow and balance sheets.	BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Growth Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Growth Index, which tracks the performance of small-capitalization companies.	Stephens Investment Management Group, LLC employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening in an effort to identify companies that exhibit potential for superior earnings growth that is unrecognized by the markets.

Average Annual Total Returns as of December 31, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Growth Fund	29.03%	10.72%
Russell 2500® Growth Index	32.65%	9.85%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.67%(1) and 0.39%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Information Technology	24.6%
Healthcare	20.8
Industrials	15.9
Consumer Discretionary	11.1
Financials	9.2
Consumer Staples	5.7
Materials	3.5
Real Estate	3.2
Communication Services	3.1
Short-Term Investments	1.9
Energy	0.8
Utilities	0.2

Top Ten Equity Holdings	(% of Net Assets)
Splunk, Inc.	1.6%
Rockwell Automation, Inc.	1.6
ServiceNow, Inc.	1.5
IDEX Corp.	1.4
Workday, Inc. – Class A	1.4
Palo Alto Networks, Inc.	1.3
Advance Auto Parts, Inc.	1.1
Catalent, Inc.	1.1
SBA Communications Corp. – Class A	1.0
Live Nation Entertainment, Inc.	1.0

Semiannual Report • December 31, 2019	7

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in equity securities of small-and mid-capitalization companies, which are defined as those companies whose market capitalizations at the time of purchase typically fall within the range of the Russell MidCap® Index and the Russell 2000® Index. The Fund follows an investing style that favors value investments and employs a multi-manager sub-advised structure.

Investment Sub-advisers

Vaughan Nelson Investment Management, LP uses a bottom- up value-oriented investment process. Vaughan Nelson seeks companies than typically possess one or more of the following attributes: companies earning a positive return on capital with stable-to-improving returns, valued at a discount to their asset value and/or having an attractive and sustainable dividend level.	Boston Partners Global Investors, Inc. primarily invests in medium-capitalization companies and uses bottom-up fundamental analysis to make investment decisions. Boston Partners’ strategy seeks to add value through bottom-up stock selection. The strategy is designed to identify companies with attractive valuation, sound business fundamentals and improving business momentum.	Silvercrest Asset Management Group LLC invests in small- capitalization companies that typically possess one or more of the following attributes: business that results in relatively consistent longer-term earnings and cash flow growth, franchise/asset value that may make the company attractive to potential acquirers, cyclically depressed earnings and/or cash flow that has potential for improvement, or a catalyst that will promote recognition of the company’s undervalued status.	Advisory Research, Inc. uses a bottom-up approach that seeks to identify companies with attractive valuations relative to net asset value. The strategy invests in stocks that Advisory Research believes are profitable, undervalued on a price-to-book basis and exhibit low levels of leverage.
BlackRock Investment Management, LLC invests in equity securities with the objective of approximating the capitalization-weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the Russell Midcap® Value Index, which tracks the performance of mid-capitalization companies, and the Russell 2000® Value Index, which tracks the performance of small-capitalization companies.

LSV Asset Management

primarily invests in medium-capitalization companies. LSV uses a bottom-up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.

Diamond Hill Capital Management, Inc. typically invests in U.S. equity securities of small to medium market capitalization companies measured at the time of purchase. Diamond Hill’s objective is to seek long-term capital appreciation by investing in companies selling for less than Diamond Hill’s estimate of intrinsic value.

MFS Investment Management

primary invests in securities of companies with small capitalizations. MFS focuses on investing in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS uses an active bottom-up investment approach to buying and selling investments. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their Financial condition, and market, economic, political, and regulatory conditions.

Average Annual Total Returns as of December 31, 2019

	1 Year	Since Inception (4/27/2015)
Bridge Builder Small/Mid Cap Value Fund	28.05%	6.61%
Russell 2500® Value Index	23.56%	7.02%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.70%(1) and 0.46%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

8	Semiannual Report • December 31, 2019

Bridge Builder Small/Mid Cap Value Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	22.6%
Industrials	16.7
Information Technology	12.1
Consumer Discretionary	9.9
Real Estate	7.7
Utilities	6.8
Healthcare	6.5
Materials	5.4
Energy	4.6
Consumer Staples	3.1
Communication Services	2.7
Short-Term Investments	1.9

Top Ten Equity Holdings	(% of Net Assets)
Reinsurance Group of America, Inc. – Class A	0.9%
Brink’s Co.	0.9
Fidelity National Information Services, Inc.	0.8
WPX Energy, Inc.	0.8
TCF Financial Corp.	0.7
Vistra Energy Corp.	0.7
Discover Financial Services	0.7
Nexstar Media Group, Inc. – Class A	0.6
AMETEK, Inc.	0.6
TriMas Corp.	0.6

Semiannual Report • December 31, 2019	9

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited)

Investment Objective

The investment objective of the Bridge Builder International Equity Fund (the “Fund”) is to provide capital appreciation.

Summary of the Investment Strategy

The Fund primarily invests in non-U.S. dollar denominated securities of large-capitalization companies that derive a majority of their revenues or profits from a country or countries other than the United States. The Fund employs a multi-manager sub-advised structure.

Investment Sub-advisers

Baillie Gifford Overseas Limited primarily uses proprietary, fundamental research to identify companies for investment that can exhibit sustained, above-average growth with attractive financial characteristics and sustainable competitive advantages. When evaluating individual companies for investment, Baillie Gifford normally focuses on growth/quality, management, valuation and sell discipline.	BlackRock Investment Management, LLC’s equity index strategies invest in portfolios of international equity securities with the objective of approximating as closely as practicable the capitalization weighted total rates of return of the markets in certain countries for value and growth equity securities traded outside the United States, as represented by the MSCI EAFE Growth and MSCI EAFE Value Indices.	Edinburgh Partners Limited employs a disciplined, value-oriented, global investment strategy to select stocks. Edinburgh Partners aims to identify and buy undervalued non-U.S. companies, including those in the emerging markets, and hold them until share prices reflect their long-term earnings potential.
Pzena Investment Management, LLC focuses on deep value investing, seeking to identify international securities that are trading at prices substantially below their intrinsic value but have solid long term prospects.	Mondrian Investment Partners Limited employs an active, value-oriented approach to managing international equities, and invests in securities where rigorous dividend discount analysis identifies value in terms of the long-term flow of income. The philosophy is built upon the assumption that dividend yield and future real growth are critical in determining a company’s total expected return and that the dividend component will be a meaningful portion of the expected return over time.	WCM Investment Management uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a high probability for superior future growth. WCM’s investment process focuses on seeking industry-leading companies that WCM believes possess growing competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations.

Average Annual Total Returns as of December 31, 2019

	1 Year	Since Inception (7/06/2015)
Bridge Builder International Equity Fund	23.13%	6.36%
MSCI EAFE Index	22.01%	5.36%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.64%(1) and 0.36%(2), respectively. Performance data current to the most recent month end may be obtained by calling 1.855.823.3611.

The performance table does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund shares. Returns shown for the Fund include the reinvestment of all dividends, if any. Total return calculations reflect the effect of the Adviser’s fee waiver agreement for the Fund. If such fee waivers had not occurred, the quoted performance would be lower.

10	Semiannual Report • December 31, 2019

Bridge Builder International Equity Fund

Fund Characteristics and Performance (Unaudited) (Continued)

Portfolio Characteristics (3)

Sector Breakdown	(% of Investments)
Financials	16.5%
Industrials	14.0
Consumer Discretionary	13.7
Healthcare	13.2
Information Technology	11.5
Communication Services	9.4
Consumer Staples	7.9
Energy	5.6
Short-Term Investments	2.7
Utilities	2.6
Materials	2.3
Real Estate	0.6

Country Breakdown	(% of Long-Term Investments)
Japan	18.3%
United Kingdom	15.9
Switzerland	7.9
France	7.9
Germany	7.5
Hong Kong	5.7
Netherlands	4.1
China	3.3
Sweden	3.0
Singapore	2.9
Other	23.5

Top Ten Equity Holdings	(% of Net Assets)
Tesco Plc	1.7%
Sanofi S.A.	1.5
Novartis AG	1.4
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	1.4
Shopify, Inc. – Class A	1.3
BP Plc	1.3
China Mobile Ltd.	1.2
ENI SpA	1.2
CK Hutchison Holdings Ltd.	1.2
Roche Holding AG	1.2

ADR American Depositary Receipt

Semiannual Report • December 31, 2019	11

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited)

Disclosures

(1)	The Gross Expense Ratio, per the Fund’s prospectus, includes all categories of expenses before any expense reductions or fee waivers.
(2)

Olive Street has contractually agreed, until at least October 28, 2020, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub-advisers. This contractual agreement may only be changed or eliminated with the approval of the Board of Trustees. Such waivers are not subject to recoupment by Olive Street.

(3)	Fund holdings, sector and portfolio characteristics are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. The value of your investment in a Fund could go down as well as up. Investing in the bond market is subject to certain risks including market, credit, interest-rate and liquidity. Investments in asset-backed, mortgage-related and mortgage-backed securities may be more sensitive to changes in interest rates, prepayments and impairment of the value of the collateral underlying the security.

Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The risks to the municipal bond market can include unusual volatility, liquidity issues, the inability of the issuer to repay the obligation and a tax risk to the investor if the municipal obligation fails to meet requirements. There is no guarantee that all of the municipal bond income will remain exempt from federal or state income taxes. Investments in municipal securities may be adversely affected by unfavorable legislative or political developments and economic developments that impact the financial condition of municipal issuers. Investments in large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies. Investments in small-and mid-cap companies may involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in non-U.S. dollar-denominated foreign securities (including emerging market securities) may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risk. Multi-manager and multi-style management may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them.

You cannot invest directly in an index.

DEFINITIONS

Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of the U.S. dollar-denominated investment grade, fixed-rate taxable bond market.

Bloomberg Barclays Municipal 1-15 Year Index (1-17) is a subset of the Bloomberg Barclays Municipal Bond Index covering only maturities between 1 and 17 years. The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities greater than one year and a minimum credit rating of Baa.

Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base. Free cash flow is important because it allows a company to pursue opportunities that enhance shareholder value. Without cash, it is difficult to develop new products, make acquisitions, pay dividends and reduce debt.

The Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets.

Price to Earnings Ratio is a valuation ratio of a company’s current share price compared to its per-share earnings. It is calculated by dividing the current closing price of the stock by the earnings per share of the last four quarters.

Price to Book Ratio is a ratio used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

The Russell 1000® Index consists of the largest 1,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

12	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Fund Characteristics and Performance (Unaudited) (Continued)

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500® Growth Index measures the performance of the small-to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2500® Value Index measures the performance of the small-to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest publicly held companies incorporated in the U.S. based on market capitalization.

The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe.

The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value.

Semiannual Report • December 31, 2019	13

Bridge Builder Mutual Funds

Fund Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees and other Fund expenses; and (2) Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs of owning shares of a Fund only and do not reflect annual Edward Jones Advisory Solutions® program and administrative fees. If fees of Edward Jones Advisory Solutions® had been included, your costs would have been higher. The second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		Beginning account value	Ending account value	Annualized Expense Ratio	Expenses paid during the period*
Bridge Builder Core Bond Fund				0.13%
	Actual	$1,000.00	$1,013.80		$0.66
	Hypothetical	1,000.00	1,024.48		0.66
Bridge Builder Core Plus Bond Fund				0.16
	Actual	1,000.00	1,011.90		0.81
	Hypothetical	1,000.00	1,024.33		0.81
Bridge Builder Municipal Bond Fund				0.16
	Actual	1,000.00	1,011.30		0.81
	Hypothetical	1,000.00	1,024.33		0.81
Bridge Builder Large Cap Growth Fund				0.22
	Actual	1,000.00	1,103.60		1.16
	Hypothetical	1,000.00	1,024.03		1.12
Bridge Builder Large Cap Value Fund				0.24
	Actual	1,000.00	1,088.50		1.26
	Hypothetical	1,000.00	1,023.93		1.22
Bridge Builder Small/Mid Cap Growth Fund				0.38
	Actual	1,000.00	1,048.50		1.96
	Hypothetical	1,000.00	1,023.23		1.93
Bridge Builder Small/Mid Cap Value Fund				0.43
	Actual	1,000.00	1,084.30		2.25
	Hypothetical	1,000.00	1,022.97		2.19
Bridge Builder International Equity Fund				0.34
	Actual	1,000.00	1,077.70		1.78
	Hypothetical	1,000.00	1,023.43		1.73

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the six-month period). Expenses do not include Edward Jones Advisory Solutions® program and administrative fees, which are charged outside of the Funds.

14	Semiannual Report • December 31, 2019

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Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.25%
Asset-Backed Obligations – 12.09%
Volt 2018-FTI, 3.13%, Mar. 2021 (1)	$925,665	$921,477
Zais CLO 8 Ltd., 2.95%, (3 Month LIBOR USD + 0.95%), Apr. 2029 (2)(3)	40,000,000	39,719,280
Other Securities (2)(3)(4)(5)(14)	1,858,732,787	1,864,186,055

Total Asset-Backed Obligations		1,904,826,812

Corporate Bonds – 29.39%
Basic Materials – 1.05%
Various Securities (2)(3)(6)	150,382,000	165,989,246

Total Basic Materials		165,989,246

Communications – 2.43%
Various Securities (3)	337,722,000	381,845,439

Total Communications		381,845,439

Consumer, Cyclical – 1.55%
Various Securities (2)(3)	235,748,236	244,317,415

Total Consumer, Cyclical		244,317,415

Consumer, Non-cyclical – 4.09%
Cigna Corp., 4.38%, Oct. 2028	30,325,000	33,553,704
Other Securities (2)(3)	564,258,545	609,677,943

Total Consumer, Non-cyclical		643,231,647

Diversified – 0.02%
Various Securities (3)	3,657,310	3,727,110

Total Diversified		3,727,110

Energy – 3.09%
Various Securities (2)(3)	447,746,000	487,290,924

Total Energy		487,290,924

Financials – 11.43%
Various Securities (2)(3)(4)	1,707,384,000	1,800,894,294

Total Financials		1,800,894,294

Industrials – 1.35%
Various Securities (3)(4)	199,470,000	213,158,874

Total Industrials		213,158,874

Technology – 1.08%
Various Securities (3)	157,924,000	169,716,241

Total Technology		169,716,241

Utilities – 3.30%
Various Securities (3)	482,249,034	519,066,555

Total Utilities		519,066,555

Total Corporate Bonds		4,629,237,745

Government Related – 18.93%
Other Government Related – 1.98%
Various Securities (2)(3)(5)(7)(8)	283,741,000	311,794,753

Total Other Government Related		311,794,753

U.S. Treasury Obligations – 16.95%
U.S. Treasury Note/Bond, 1.63%, Dec. 2022	52,796,000	52,816,945
U.S. Treasury Note/Bond, 1.75%, Feb. 2022	57,900,000	58,096,469
U.S. Treasury Note/Bond, 1.75%, Mar. 2022	108,150,000	108,514,671
U.S. Treasury Note/Bond, 1.75%, Dec. 2024	26,778,000	26,836,134
U.S. Treasury Note/Bond, 1.75%, Nov. 2029	56,815,000	55,912,840

The accompanying notes are an integral part of these financial statements.

16	Semiannual Report • December 31, 2019

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount	Value
U.S. Treasury Obligations – 16.95% – (continued)
U.S. Treasury Note/Bond, 1.88%, Mar. 2022	$89,300,000	$89,835,053
U.S. Treasury Note/Bond, 2.00%, Nov. 2026	55,000,000	55,571,814
U.S. Treasury Note/Bond, 2.13%, May 2025	37,000,000	37,724,599
U.S. Treasury Note/Bond, 2.25%, Nov. 2025	88,171,000	90,474,664
U.S. Treasury Note/Bond, 2.25%, Nov. 2027	39,300,000	40,365,381
U.S. Treasury Note/Bond, 2.25%, Aug. 2046	27,157,800	26,359,152
U.S. Treasury Note/Bond, 2.25%, Aug. 2049	48,071,000	46,576,290
U.S. Treasury Note/Bond, 2.50%, May 2024	66,638,000	68,892,477
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	83,300,000	84,886,768
U.S. Treasury Note/Bond, 2.75%, May 2023	26,085,000	27,029,192
U.S. Treasury Note/Bond, 2.88%, May 2043	170,150,000	185,140,356
U.S. Treasury Note/Bond, 2.88%, May 2049	31,686,000	34,885,831
U.S. Treasury Note/Bond, 3.13%, Nov. 2028	76,050,000	83,561,738
U.S. Treasury Note/Bond, 3.13%, May 2048	26,063,000	29,975,606
U.S. Treasury Note/Bond, 3.38%, Nov. 2048	30,304,000	36,524,246
U.S. Treasury Note/Bond, 3.50%, Feb. 2039	40,394,100	48,353,249
U.S. Treasury Note/Bond, 3.63%, Feb. 2044	40,750,000	50,017,271
U.S. Treasury Note/Bond, 3.75%, Nov. 2043	88,150,000	110,103,135
U.S. Treasury Note/Bond, 4.75%, Feb. 2037	37,619,000	51,708,446
U.S. Treasury Strip Coupon, 0.00%, Aug. 2020	34,113,000	33,767,759
U.S. Treasury Strip Coupon, 0.00%, Feb. 2022	33,917,000	32,742,398
U.S. Treasury Strip Coupon, 0.00%, Feb. 2023	61,562,000	58,471,506
U.S. Treasury Strip Coupon, 0.00%, May 2023	30,855,000	29,125,472
U.S. Treasury Note/Bond, 1.13%-8.75%, May 2020-Feb. 2049	676,819,900	714,856,140
U.S. Treasury Strip Coupon, 0.00%, Feb. 2021-Nov. 2043 (7)	353,928,000	293,581,390
Other Securities (9)	5,771,508	6,425,559

Total U.S. Treasury Obligations		2,669,132,551

Total Government Related		2,980,927,304

Mortgage-Backed Obligations – 36.84%
Benchmark 2018-B1 Mortgage Trust, 2.67%, Dec. 2072	30,000,000	29,762,715
Fannie Mae, 3.00%, Jan. 2049 (10)	31,675,000	32,104,261
Fannie Mae, 4.50%, Jan. 2050 (10)	33,745,000	35,522,724
Fannie Mae Pool, 3.00%, Dec. 2047	29,413,388	30,154,213
Fannie Mae Pool, 3.00%, Nov. 2049	45,542,008	46,246,361
Fannie Mae Pool, 3.00%, Dec. 2049	47,779,270	48,459,761
Fannie Mae Pool, 4.00%, Jan. 2048	49,404,048	52,039,687
Fannie Mae-Aces, 2.59%, Dec. 2026 (5)	43,307,000	44,055,691
Fannie Mae-Aces, 3.06%, May 2027 (5)	29,130,000	30,363,256
Fannie Mae-Aces, 3.38%, Jul. 2028 (5)	43,053,329	45,925,415
Freddie Mac Gold Pool, 3.00%, Oct. 2046	29,816,000	30,646,919
Freddie Mac Gold Pool, 3.50%, Oct. 2047	35,518,216	36,886,653
Freddie Mac Multifamily Structured Pass Through Certificates, 3.19%, Sep. 2027 (5)	35,150,000	37,121,128
Freddie Mac Multifamily Structured Pass Through Certificates, 3.36%, Dec. 2026 (5)	27,000,000	28,497,223
Freddie Mac Pool, 3.00%, Oct. 2049	35,307,930	35,857,219
Ginnie Mae, 3.00%, Jan. 2049 (10)	27,440,000	28,167,671
Ginnie Mae II Pool, 3.50%, Sep. 2049	44,628,720	46,231,280
Ginnie Mae II Pool, 4.00%, Sep. 2047	32,213,127	33,777,715
GS Mortgage Securities Corp. II, 4.26%, Jul. 2051 (5)	28,521,000	30,827,636
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23, 3.45%, Jul. 2050	27,200,000	28,511,715
Fannie Mae, 3.69%, Sep. 2028	4,742,218	5,144,593
Fannie Mae Pool, 2.00%-8.50%, Feb. 2020-Dec. 2049 (2)	1,568,446,648	1,643,817,726
Fannie Mae-Aces, 2.10%-4.33%, Mar. 2020-Aug. 2030 (2)(5)	169,337,475	175,421,018
Freddie Mac Gold Pool, 2.00%-10.00%, Apr. 2020-Dec. 2048	525,594,958	553,217,869
Freddie Mac Multifamily Structured Pass Through Certificates, 0.82%-4.05%, Jun. 2020-Oct. 2033 (2)(5)	506,855,468	388,506,851
Ginnie Mae, 0.00%-20.80%, Apr. 2023-Aug. 2067 (2)(5)(8)(10)	221,278,710	189,319,773
Ginnie Mae II Pool, 2.50%-8.50%, Mar. 2025-May 2063 (5)	452,616,572	474,694,341
Other Securities (2)(3)(4)(5)(8)(10)(14)	1,658,572,813	1,641,575,267

Total Mortgage-Backed Obligations		5,802,856,681

Total Bonds & Notes (Cost: $14,759,318,035)		15,317,848,542

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	17

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp. 5.35% (2)	95,000	$2,647,650

Total Preferred Stocks (Cost: $2,375,000)		2,647,650

SHORT-TERM INVESTMENTS – 3.58%
Money Market Funds – 3.57%
Fidelity Institutional Money Market Government Fund – Class I, 1.53% (11)(12)	561,854,869	561,854,869

Total Money Market Funds		561,854,869

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
Various Securities	$2,000,000	1,987,398

Total U.S. Treasury Bills		1,987,398

Time Deposits – 0.00% (13)
Banco Santander, Frankfurt, 1.81% due 01/02/2020	244,852	244,852

Total Time Deposits		244,852

Total Short-Term Investments (Cost: $564,085,202)		564,087,119

TOTAL INVESTMENTS IN SECURITIES – 100.85% (Cost: $15,325,778,237)		15,884,583,311

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.85)%		(134,013,054)

TOTAL NET ASSETS – 100.00%		$15,750,570,257

Percentages are stated as a percent of net assets.

(1)	Security that is restricted at December 31, 2019. The value of the restricted security totals $921,477, which represents 0.01% of total net assets.

(2)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.

(3)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $2,924,847,680, which represents 18.57% of total net assets.

(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2019.

(5)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.

(6)	Includes security in default as of December 31, 2019. The value of this security totals $362,475, which represents 0.00% of total net assets.

(7)	Partially assigned as collateral for certain future contracts. The value of these pledged issues total $7,529,228, which represents 0.05% of total net assets.

(8)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(9)	Includes inflation protected securities. The value of these securities totals $6,425,559, which represents 0.04% of total net assets.

(10)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities totals $170,891,552, which represents 1.08% of total net assets.

(11)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

18	Semiannual Report • December 31, 2019

Bridge Builder Core Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

(12)	Partially assigned as collateral for certain delayed delivery securities.

(13)	Amount calculated is less than 0.005%.

(14)	Includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $79,549,424 or 0.51% of the Fund’s net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,168	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2020	$251,797,004	$251,704,000	$(93,004)
4,691	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2020	558,080,354	556,396,578	(1,683,776)
558	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2020	71,713,549	71,659,406	(54,143)
2	U.S. 10 Year Ultra Future	J.P. Morgan	Mar. 2020	281,312	281,406	94
829	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2020	154,647,187	150,593,031	(4,054,156)
254	U.S. Long Bond Future	J.P. Morgan	Mar. 2020	40,135,729	39,600,188	(535,541)

						$(6,420,526)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
1.38%	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	$14,385,000	$(1,884)	$(71,889)	$(73,773)
1.48	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	7,490,000	6,363	(32,552)	(26,189)
1.60	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	5,370,000	22,137	(29,798)	(7,661)
1.61	U.S. Federal Funds Effective Rate Index	Received	Annually	8/15/2029	281,000	285	823	1,108
2.49	U.S. Federal Funds Effective Rate Index	Received	Annually	10/31/2025	250,315,000	(1,070,883)	(12,928,306)	(13,999,189)

						$(1,043,982)	$(13,061,722)	$(14,105,704)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	19

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 97.38%
Asset-Backed Obligations – 12.06%
St Paul’s CLO VI DAC, 0.85%, (3 month EURIBOR + 0.85%), Aug. 2030 (1)(2)	EUR	38,000,000	$42,604,523
Other Securities *(1)(2)(3)(4)(5)		2,332,040,464	2,261,797,277

Total Asset-Backed Obligations			2,304,401,800

Corporate Bonds – 31.13%
Basic Materials – 0.91%
Various Securities *(2)		162,571,000	173,492,520

Total Basic Materials			173,492,520

Communications – 3.62%
Various Securities *(1)(2)(14)		647,559,363	692,636,898

Total Communications			692,636,898

Consumer, Cyclical – 3.02%
Various Securities *(1)(2)(5)		562,025,323	577,691,422

Total Consumer, Cyclical			577,691,422

Consumer, Non-cyclical – 5.23%
Various Securities *(1)(2)(6)		928,975,385	999,885,936

Total Consumer, Non-cyclical			999,885,936

Diversified – 0.05%
Various Securities (2)		$9,053,719	9,543,548

Total Diversified			9,543,548

Energy – 3.45%
Various Securities *(1)(2)(7)(14)		812,036,062	660,385,145

Total Energy			660,385,145

Financials – 10.20%
GE Capital International Funding Co. Unlimited Co., 4.42%, Nov. 2035		$58,340,000	62,119,024
Other Securities *(1)(2)(5)		1,855,231,360	1,887,801,998

Total Financials			1,949,921,022

Industrials – 1.56%
Various Securities *(1)(2)(5)		285,816,890	297,229,407

Total Industrials			297,229,407

Technology – 1.45%
Various Securities *(1)(2)		267,014,000	277,015,872

Total Technology			277,015,872

Utilities – 1.64%
Various Securities (1)(2)(7)		$300,265,000	312,621,520

Total Utilities			312,621,520

Total Corporate Bonds			5,950,423,290

Convertible Securities – 0.11%
Communications – 0.03%
Various Securities		7,580,000	6,924,226

Total Communications			6,924,226

Consumer, Cyclical – 0.02%
Caesars Entertainment Corp., 5.00%, Oct. 2024		1,634,430	3,140,149

Total Consumer, Cyclical			3,140,149

Consumer, Non-cyclical – 0.04%
BioMarin Pharmaceutical, Inc., 0.60%, Aug. 2024		6,980,000	7,374,361

Total Consumer, Non-cyclical			7,374,361

The accompanying notes are an integral part of these financial statements.

20	Semiannual Report • December 31, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Energy – 0.01%
Various Securities	$4,098,000	$2,031,175

Total Energy		2,031,175

Industrials – 0.01%
Greenbrier Cos, Inc., 2.88%, Feb. 2024	1,993,000	1,923,885

Total Industrials		1,923,885

Total Convertible Securities		21,393,796

Government Related – 21.21%
Other Government Related – 1.92%
Various Securities *(1)(2)(3)(7)	3,268,371,413	366,575,880

Total Other Government Related		366,575,880

U.S. Treasury Obligations – 19.29%
U.S. Treasury Inflation Indexed Bonds, 0.25%, Jul. 2029 (8)	$104,722,832	105,727,544
U.S. Treasury Inflation Indexed Bonds, 1.00%, Feb. 2049 (8)	58,727,973	65,237,552
U.S. Treasury Inflation Indexed Note, 0.13%, Oct. 2024 (8)	45,583,153	45,843,045
U.S. Treasury Note/Bond, 1.50%, Sep. 2021	55,840,000	55,740,902
U.S. Treasury Note/Bond, 1.50%, Oct. 2021	58,356,000	58,260,230
U.S. Treasury Note/Bond, 1.50%, Nov. 2021	119,150,000	118,956,331
U.S. Treasury Note/Bond, 1.50%, Sep. 2022 (15)	220,645,000	220,024,429
U.S. Treasury Note/Bond, 1.50%, Oct. 2024	313,951,000	311,034,747
U.S. Treasury Note/Bond, 1.50%, Nov. 2024	278,915,000	276,386,125
U.S. Treasury Note/Bond, 1.63%, Nov. 2022	251,170,000	251,217,039
U.S. Treasury Note/Bond, 1.63%, Nov. 2026	139,227,000	137,297,580
U.S. Treasury Note/Bond, 1.75%, Nov. 2029	192,169,000	189,117,568
U.S. Treasury Note/Bond, 2.00%, Nov. 2026 (15)	44,737,000	45,202,113
U.S. Treasury Note/Bond, 2.25%, Feb. 2027 (15)	141,695,000	145,499,100
U.S. Treasury Note/Bond, 2.25%, Aug. 2049 (9)	232,090,000	224,873,440
U.S. Treasury Note/Bond, 2.38%, May 2029 (9)	90,230,000	93,710,680
U.S. Treasury Note/Bond, 2.38%, Nov. 2049	302,020,000	300,662,761
U.S. Treasury Note/Bond, 2.50%, Feb. 2045	62,700,000	63,894,362
U.S. Treasury Note/Bond, 2.63%, Aug. 2020	46,770,000	47,068,686
U.S. Treasury Note/Bond, 2.75%, Sep. 2020	62,290,000	62,789,157
U.S. Treasury Note/Bond, 2.88%, May 2025	167,200,000	176,932,312
U.S. Treasury Note/Bond, 2.88%, Aug. 2028	44,165,000	47,568,410
U.S. Treasury Note/Bond, 2.88%, May 2049	52,917,900	58,261,849
U.S. Treasury Note/Bond, 3.00%, Aug. 2048	91,040,000	102,409,833
U.S. Treasury Note/Bond, 3.00%, Feb. 2049	124,310,000	140,077,277
U.S. Treasury Note/Bond, 4.25%, Nov. 2040	55,600,000	73,496,047
U.S. Treasury Inflation Indexed Bonds, 0.13%, Jul. 2024 (8)	8,730,090	8,781,537
U.S. Treasury Note/Bond, 1.38%-4.63%, Aug. 2021-May 2048 (9)(15)	236,100,000	261,817,502

Total U.S. Treasury Obligations		3,687,888,158

Total Government Related		4,054,464,038

Mortgage-Backed Obligations – 32.87%
Fannie Mae, 3.00%, Jan. 2049 (10)	66,550,000	67,451,889
Fannie Mae Pool, 2.50%, Dec. 2034	53,953,131	54,410,755
Fannie Mae Pool, 2.50%, Jan. 2035	58,630,000	59,127,308
Fannie Mae Pool, 2.50%, Nov. 2049	112,659,012	111,351,377
Fannie Mae Pool, 2.50%, Dec. 2049	99,439,040	98,284,861
Fannie Mae Pool, 3.00%, Jan. 2047	42,253,764	43,231,539
Fannie Mae Pool, 3.00%, Oct. 2049	62,590,507	63,465,223
Fannie Mae Pool, 4.00%, Dec. 2048	290,693,810	302,151,623
Fannie Mae Pool, 4.00%, Mar. 2049	143,500,454	149,287,045
Freddie Mac Gold Pool, 3.50%, Mar. 2048	112,815,554	118,665,745
Freddie Mac Gold Pool, 4.00%, Sep. 2048	220,234,797	229,465,403
Freddie Mac Gold Pool, 4.00%, Nov. 2048	49,243,727	52,533,666
Freddie Mac Pool, 2.50%, Jan. 2050	239,054,411	236,279,685

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	21

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount		Value
Mortgage-Backed Obligations – 32.87% – (continued)
Freddie Mac Pool, 4.00%, Dec. 2048		$164,003,016	$170,705,419
Freddie Mac Pool, 4.00%, Jun. 2049		53,399,318	55,470,055
Freddie Mac Strips, 3.00%, Sep. 2044		86,331,292	88,019,262
Ginnie Mae, 3.00%, Jan. 2049 (10)		52,025,000	53,404,631
Towd Point Mortgage Funding 2019-Granite4 Plc, 1.82%, (3 Month LIBOR GBP + 1.03%), Oct. 2051 (1)(2)		31,868,040	42,243,837
Towd Point Mortgage Funding, 1.61%, (3 Month Sterling Overnight Interbank Average Rate + 0.90%), Jul. 2045 (1)(2)	GBP	99,500,000	131,411,662
Towd Point Mortgage Trust 2019-4, 2.90%, Oct. 2059 (2)(4)		$114,569,291	115,158,956
Fannie Mae Pool, 2.50%-6.50%, Dec. 2026-Nov. 2049		864,155,119	905,465,507
Freddie Mac Gold Pool, 2.50%-8.00%, Jul. 2030-Nov. 2048		536,632,268	560,924,578
Freddie Mac Pool, 3.00%-5.00%, Mar. 2042-Sep. 2049		3,384,146	3,534,767
Ginnie Mae II Pool, 3.00%-5.50%, Jul. 2036-Oct. 2049		518,680,997	539,852,568
Other Securities *(1)(2)(3)(4)(10)		2,312,889,366	2,031,091,250

Total Mortgage-Backed Obligations			6,282,988,611

Total Bonds & Notes (Cost: $18,212,564,465)			18,613,671,535

BANK LOANS – 2.56%
Various Securities *(1)(5)		492,306,522	490,090,606

Total Bank Loans (Cost: $490,199,339)			490,090,606

	Shares		Value
COMMON STOCKS – 0.07%
Communications – 0.04%
Various Securities (11)(14)		2,206,286	8,291,371

Total Communications			8,291,371

Consumer, Cyclical – 0.03%
Caesars Entertainment Corp. (11)		338,983	4,610,169

Total Consumer, Cyclical			4,610,169

Total Common Stocks (Cost: $15,794,687)			12,901,540

CONVERTIBLE PREFERRED STOCKS – 0.04%
Consumer, Non-cyclical – 0.04%
Bunge Ltd. 4.88%		68,719	7,134,407

Total Consumer, Non-cyclical			7,134,407

Total Convertible Preferred Stocks (Cost: $7,282,070)			7,134,407

WARRANTS – 0.06%
iHeartMedia, Inc., expires 05/01/2039 (11)(14)		723,037	12,219,325
Total Warrants (Cost: $14,531,679)			12,219,325

SHORT-TERM INVESTMENTS – 3.74%
Money Market Funds – 1.29%
Fidelity Institutional Money Market Government Fund-Class I, 1.53% (12)(13)		247,370,044	247,370,044

Total Money Market Funds			247,370,044

Government Related – 0.58%
Federal Home Loan Bank Discount Notes, Jan. 2020-Feb. 2020		112,000,000	111,865,554

Total Government Related			111,865,554

The accompanying notes are an integral part of these financial statements.

22	Semiannual Report • December 31, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount		Value
Commercial Paper – 0.09%
Ford Motor Credit Co. LLC, 3.20%, Oct. 2020		$17,380,000	$16,964,270

Total Commercial Paper			16,964,270

Repurchase Agreements – 1.32%
Bank of America Securities, Inc., 1.59% dated 12/31/2019, due 01/03/2020, repurchase price $116,610,300 (collateralized by U.S. Treasury Bond, value $120,218,111, 2.50%, 05/15/2046)		116,600,000	116,600,000
J.P. Morgan Securities, 1.65% dated 12/31/2019, due 01/02/2020, repurchase price $26,401,210 (collateralized by U.S. Treasury Bond, value $26,805,405, 3.00%, 11/15/2045)		26,400,000	26,400,000
J.P. Morgan Securities, 1.85% dated 12/30/2019, due 01/02/2020, repurchase price $109,011,203 (collateralized by U.S. Treasury Bond, value $110,584,834, 3.00%, 11/15/2044)		109,000,000	109,000,000

Total Repurchase Agreements			252,000,000

U.S. Treasury Bills – 0.42%
U.S. Treasury Bill, 0.00%, Jan. 2020-May 2020 (15)		80,142,500	79,776,300

Total U.S. Treasury Bills			79,776,300

Time Deposits – 0.04%
Brown Brothers Harriman, -7.75% due 01/02/2020	SEK	387	41
Brown Brothers Harriman, -1.70% due 01/03/2020	CHF	120,869	124,890
Brown Brothers Harriman, -0.68% due 01/02/2020	EUR	7,738	8,680
Brown Brothers Harriman, -0.24% due 01/06/2020	JPY	85,014	782
Brown Brothers Harriman, 0.32% due 01/02/2020	AUD	1,368,864	960,601
Brown Brothers Harriman, 0.50% due 01/03/2020	NZD	295	198
Brown Brothers Harriman, 0.87% due 01/02/2020	CAD	272	209
Brown Brothers Harriman, 1.81% due 01/02/2020		$8,235	8,235
Citibank, London, -0.68% due 01/02/2020	EUR	525,131	589,040
Citibank, London, 0.36% due 01/02/2020	GBP	655,904	868,810
Citibank, New York, 1.81% due 01/02/2020		$1,756,314	1,756,314
JP Morgan, New York, 1.81% due 01/02/2020		2,690,813	2,690,813
Royal Bank of Canada, Toronto, 0.87% due 01/02/2020	CAD	95,025	73,178

Total Time Deposits			7,081,791

Total Short-Term Investments (Cost: $714,984,543)			715,057,959

TOTAL INVESTMENTS IN SECURITIES – 103.85% (Cost: $19,455,356,783)			19,851,075,372
LIABILITIES IN EXCESS OF OTHER ASSETS – (3.85)%			(736,487,290)

TOTAL NET ASSETS – 100.00%			$19,114,588,082

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

*	Includes securities whose principal amounts are denominated in a currency other than the U.S. dollar.

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	23

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

(1)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.

(2)	Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $4,358,983,363, which represents 22.80% of total net assets.

(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2019.

(4)	Variable rate security or includes variable rate securities. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.

(5)	Includes inverse floating rate securities whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.

(6)	Includes payment in-kind securities for which part of the income earned may be paid as additional principal.

(7)	Includes securities in default as of December 31, 2019. The value of these securities total $49,564,665, which represents 0.26% of total net assets.

(8)	Inflation protected security. The value of these securities total $225,589,678, which represents 1.18% of total net assets.

(9)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $211,306,580, which represents 1.11% of total net assets.

(10)	Delayed delivery purchase commitment security or includes delayed delivery purchase commitment securities. The value of these securities total $164,387,646, which represents 0.86% of total net assets.

(11)	Non-income producing security or includes securities that are non-income producing.

(12)	Represents annualized seven-day yield as of the close of the reporting period.

(13)	Partially assigned as collateral for certain delayed delivery securities.

(14)	Security or includes securities that are categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $15,225,628 or 0.08% of the Fund’s net assets.

(15)	Partially assigned as collateral for certain future, swap and forward contracts. The value of these pledged issues totals $50,701,919, which represents 0.27% of total net assets.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Mar. 2020	AUD	40,097,474	$27,588,239	$(550,162)
1,580	U.S. 2 Year Note Future	Citigroup Global Markets	Mar. 2020		$340,656,959	340,490,000	(166,959)
5,100	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2020		1,099,166,533	1,099,050,000	(116,533)
4,232	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2020		502,817,213	501,954,875	(862,338)
4,422	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2020		527,185,313	524,490,656	(2,694,657)
8,008	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2020		1,038,197,078	1,028,402,375	(9,794,703)
136	U.S. Long Bond Future	Goldman Sachs	Mar. 2020		21,662,216	21,203,250	(458,966)
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Mar. 2020		561,844	544,969	(16,875)
1,031	U.S. Ultra Long-Term Bond Future	Goldman Sachs	Mar. 2020		192,838,813	187,287,594	(5,551,219)

							(20,212,412)

The accompanying notes are an integral part of these financial statements.

24	Semiannual Report • December 31, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Open Futures Contracts (Continued)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(213)	Euro-Bobl Future	Citigroup Global Markets	Mar. 2020	EUR	(28,579,050)	$(31,927,160)	$129,960
(10)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2020		$(1,297,741)	(1,284,219)	13,522
(799)	U.S. Long Bond Future	Goldman Sachs	Mar. 2020		(125,926,415)	(124,569,094)	1,357,321
(2,136)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Mar. 2020		(304,121,933)	(300,541,875)	3,580,058

							5,080,861

							$(15,131,551)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,305,000	USD	1,565,948	01/10/20	Bank Of America	$51,874
CAD	1,347,000	USD	1,024,994	02/14/20	Goldman Sachs	12,510
CAD	1,451,000	USD	1,099,105	02/14/20	Morgan Stanley	18,504
CLP	116,217,000	USD	148,000	01/09/20	Goldman Sachs	6,573
CLP	454,338,000	USD	587,000	01/27/20	BNP Paribas	17,416
EUR	4,272,000	USD	4,772,414	01/10/20	BNP Paribas	21,579
EUR	1,036,000	USD	1,159,530	01/10/20	J.P. Morgan	3,058
EUR	1,821,322	USD	2,022,861	02/21/20	Citigroup Global Markets	26,397
EUR	1,431,908	USD	1,590,907	02/21/20	HSBC Bank	20,202
EUR	2,560,162	USD	2,855,201	02/21/20	UBS	25,361
GBP	1,768,000	USD	2,289,033	01/10/20	Morgan Stanley	53,337
IDR*	1,475,948,000	USD	103,256	03/18/20	Deutsche Bank	2,782
MXN	844,845,000	USD	42,775,229	01/16/20	BNP Paribas	1,821,597
RUB	3,067,075,789	USD	47,840,821	02/18/20	Goldman Sachs	1,293,449
RUB	249,817,460	USD	3,844,499	03/16/20	Morgan Stanley	144,900

					Total Unrealized Appreciation	3,519,539

GBP	1,445,000	USD	1,934,086	01/10/20	Bank Of America	(19,649)
TRY	31,948,835	USD	5,536,675	01/13/20	J.P. Morgan	(180,761)
TRY	18,454,846	USD	3,200,277	01/13/20	Morgan Stanley	(106,500)
TRY	69,569,484	USD	12,044,970	01/14/20	J.P. Morgan	(385,399)
TRY	42,620,922	USD	7,388,237	01/14/20	Morgan Stanley	(245,139)
USD	4,339,310	AUD	6,391,000	01/10/20	Bank Of America	(146,373)
USD	135,104	JPY	14,700,000	01/10/20	Bank Of America	(243)
USD	1,635,761	AUD	2,374,000	01/10/20	BNP Paribas	(30,491)
USD	374,197,335	GBP	288,932,000	01/10/20	BNP Paribas	(8,600,022)
USD	301,195,166	EUR	272,291,000	01/10/20	Goldman Sachs	(4,366,967)
USD	22,076,899	GBP	17,034,000	01/10/20	J.P. Morgan	(490,938)
USD	11,472,046	ILS	39,959,430	01/14/20	Bank Of America	(105,190)
USD	14,238,545	ILS	49,721,000	01/14/20	Citigroup Global Markets	(166,858)
USD	8,483,657	PEN*	28,785,047	02/10/20	BNP Paribas	(193,315)
USD	16,534,820	CAD	21,924,000	02/14/20	BNP Paribas	(351,774)
USD	21,243,434	NZD	33,217,000	02/14/20	Morgan Stanley	(1,132,103)
USD	19,093,985	EUR	17,226,151	02/21/20	Citigroup Global Markets	(287,984)
USD	11,941,948	EUR	10,738,380	02/21/20	UBS	(140,318)
USD	13,787,553	CAD	18,245,000	03/18/20	Bank Of America	(266,468)

					Total Unrealized Depreciation	(17,216,492)

					Net Unrealized Depreciation	$(13,696,953)

*	Non-deliverable forward

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	25

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

AUD	Australian Dollar

CAD	Canadian Dollar

CLP	Chilean Peso

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ILS	Israeli New Shekel
JPY	Japanese Yen

MXN	Mexican Peso

NZD	New Zealand Dollar

PEN	Peruvian Sol

RUB	Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.33	5.00%	12/20/2024	2.80%	$4,356,000	$(243,107)	$(183,907)	$(427,014)
CDX.NA.IG.33	1.00	12/20/2024	0.45	39,900,000	(684,127)	(363,874)	(1,048,001)

					$(927,234)	$(547,781)	$(1,475,015)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	1.24%	$9,894,000	$(252,070)	$187,528	$(64,542)
CDX.EM.29	1.00	6/20/2023	1.67	2,000,000	(29,939)	(13,157)	(43,096)
CDX.EM.30	1.00	12/20/2023	1.66	10,500,000	(396,246)	140,867	(255,379)
CDX.EM.31	1.00	6/20/2024	1.64	12,200,000	(407,386)	88,410	(318,976)
CDX.EM.32	1.00	12/20/2024	1.74	16,700,000	(760,477)	204,795	(555,682)
CDX.NA.HY.33	5.00	12/20/2024	2.80	11,632,500	845,101	295,221	1,140,322
CDX.NA.IG.33	1.00	12/20/2024	0.45	185,800,000	3,902,847	977,319	4,880,166
CDX.NA.IG.33	1.00	12/20/2024	0.45	165,500,000	3,466,105	880,868	4,346,973
AT&T Inc.	1.00	12/20/2024	0.60	12,100,000	113,269	98,449	211,718
General Electric Co.	1.00	12/20/2023	0.65	700,000	(26,860)	36,410	9,550

					$6,454,344	$2,896,710	$9,351,054

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	ImpliedCredit Spread at December 31, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Argentine Republic	5.00%	6/20/2023	40.43%		$200,000	$1,063	$(110,074)	$(109,011)
J.P. Morgan	Barclays Bank Plc	1.00	6/20/2024	0.40	EUR	1,000,000	11,368	19,472	30,840
Goldman Sachs	Brazilian Government International	1.00	12/20/2024	0.99		$3,200,000	(47,305)	49,718	2,413
Barclays Bank	Cardinal Health, Inc.	1.00	12/20/2024	1.02		1,180,000	(16,497)	18,783	2,286
Barclays Bank	Cardinal Health, Inc.	1.00	12/20/2024	1.02		1,035,000	(16,291)	18,296	2,005
Barclays Bank	Cardinal Health, Inc.	1.00	12/20/2024	1.02		590,000	(8,098)	7,749	(349)
J.P. Morgan	Cardinal Health, Inc.	1.00	12/20/2024	1.02		445,000	(6,220)	5,957	(263)
Morgan Stanley	Cardinal Health, Inc.	1.00	12/20/2024	1.02		1,325,000	(25,208)	27,775	2,567
Morgan Stanley	Cardinal Health, Inc.	1.00	12/20/2024	1.02		2,005,000	(42,636)	46,520	3,884
Deutsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.00		16,450,000	(271,263)	451,773	180,510
Bank of America	Colombia Government International	1.00	12/20/2024	0.72		10,335,000	47,782	89,789	137,571
Goldman Sachs	Colombia Government International	1.00	12/20/2024	0.72		21,350,000	81,885	256,275	338,160

The accompanying notes are an integral part of these financial statements.

26	Semiannual Report • December 31, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	ImpliedCredit Spread at December 31, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	Colombia Government International	1.00%	12/20/2024	0.72%	$21,495,000	$82,442	$258,015	$340,457
Morgan Stanley	Colombia Government International	1.00	12/20/2024	0.72	6,940,000	22,930	86,991	109,921
Morgan Stanley	Colombia Government International	1.00	12/20/2024	0.72	11,000,000	44,930	129,298	174,228
Barclays Bank	Devon Energy Corp.	1.00	12/20/2024	0.70	305,000	0	5,211	5,211
Barclays Bank	Devon Energy Corp.	1.00	12/20/2024	0.70	455,000	206	7,569	7,775
Bank of America	Devon Energy Corp.	1.00	12/20/2024	0.70	605,000	(3,550)	13,887	10,337
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	0.70	525,000	0	8,972	8,972
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	0.70	1,915,000	(11,262)	43,983	32,721
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	0.70	915,000	(2,072)	17,707	15,635
Goldman Sachs	Federative Republic of Brazil	1.00	6/20/2024	0.88	300,000	(6,009)	8,371	2,362
Barclays Bank	Indonesia Government International	1.00	12/20/2024	0.63	6,065,000	38,866	85,349	124,215
Barclays Bank	Indonesia Government International	1.00	12/20/2024	0.63	4,057,181	25,006	58,087	83,093
Barclays Bank	Indonesia Government International	1.00	12/20/2024	0.63	7,000,000	38,000	105,363	143,363
Goldman Sachs	Indonesia Government International	1.00	12/20/2024	0.63	17,932,741	118,614	248,657	367,271
Goldman Sachs	Indonesia Government International	1.00	12/20/2024	0.63	12,982,980	78,517	187,381	265,898
Goldman Sachs	Indonesia Government International	1.00	12/20/2024	0.63	465,000	3,611	5,912	9,523
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63	9,737,235	61,166	138,258	199,424
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63	23,489,863	142,059	339,025	481,084
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63	1,865,000	14,809	23,387	38,196
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63	35,000,000	432,985	334,542	767,527
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63	6,530,000	33,932	99,805	133,737
Morgan Stanley	Mexico Government International	1.00	12/20/2024	0.78	2,800,000	(20,902)	57,557	36,655
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	1.51	4,700,000	(174,354)	76,621	(97,733)
J.P. Morgan	Republic of South Africa	1.00	6/20/2023	1.23	9,400,000	(473,397)	428,386	(45,011)
Barclays Bank	Republic Of South Africa Gover	1.00	12/20/2024	1.63	19,000,000	(667,634)	123,141	(544,493)
Goldman Sachs	Republic Of South Africa Gover	1.00	12/20/2024	1.63	3,975,931	(146,147)	42,257	(103,890)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2022	0.25	1,500,000	(20,136)	53,483	33,347
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	6/20/2023	0.33	18,200,000	(385,446)	806,455	421,009
Goldman Sachs	Russian Foreign Bond-Eurobon	1.00	12/20/2024	0.55	20,600,000	126,960	315,957	442,917
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	6/20/2022	2.33	210,000	(10,650)	4,221	(6,429)

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	27

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Over-the-Counter Credit Default Swaps – Sell Protection (Continued)

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	ImpliedCredit Spread at December 31, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Goldman Sachs	United Mexican States	1.00%	6/20/2023	0.49%	$29,900,000	$(170,968)	$692,190	$521,222
Goldman Sachs	United Mexican States	1.00	12/20/2023	0.56	9,100,000	(147,939)	305,160	157,221
J.P. Morgan	United Mexican States	1.00	12/20/2023	0.56	5,400,000	(92,543)	185,839	93,296
J.P. Morgan	United Mexican States	1.00	6/20/2024	0.68	300,000	(4,054)	8,219	4,165
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.41	3,800,000	2,841	63,996	66,837

						$(1,360,609)	$6,251,285	$4,890,676

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.25%	3 Month USD LIBOR	Received	Quarterly	3/12/2050		$51,700,000	$(163,068)	$(1,691,383)	$(1,854,451)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,168,430)	6,552,566	5,384,136
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,840,143	2,865,362	4,705,505
2.54	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	0	(483,222)	(483,222)
2.55	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	0	(486,871)	(486,871)
2.56	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	0	(491,693)	(491,693)
2.57	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	0	(249,040)	(249,040)
2.58	3 Month USD LIBOR	Received	Quarterly	2/5/2024		17,900,000	0	(749,577)	(749,577)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		18,000,000	0	(773,900)	(773,900)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	0	(258,292)	(258,292)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		47,200,000	3,531,269	1,080,849	4,612,118
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	662,378	8,557,275	9,219,653
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	287,087	394,539	681,626
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2030	GBP	18,700,000	189,056	470,062	659,118
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2050		6,000,000	144,774	611,724	756,498
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(18,539)	51,727	33,188
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,325	(4,756)	(1,431)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,019)	84,118	82,099
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,688	(6,925)	(2,237)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	144,180	(483,444)	(339,264)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	0	2,375	2,375
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	0	5,143	5,143
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(390)	5,597	5,207
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	0	6,326	6,326
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	0	3,710	3,710
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	10,505	57,266	67,771
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	0	(3,122)	(3,122)

The accompanying notes are an integral part of these financial statements.

28	Semiannual Report • December 31, 2019

Bridge Builder Core Plus Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Centrally Cleared Interest Rate Swaps (Continued)

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
7.98%	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027	$3,300,000	$(23)	$(13,623)	$(13,646)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027	100,000	0	(416)	(416)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027	20,200,000	(9,390)	(75,759)	(85,149)
8.03	Mexico Interbank TIIE 280 Day	Received	Lunar	1/31/2028	1,600,000	13	(6,953)	(6,940)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028	2,400,000	619	(11,195)	(10,576)

						$5,456,178	$14,958,468	$20,414,646

Lunar	- payment frequency equal periods of 28 days (a lunar month).

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
Goldman Sachs	11/25/2019	1/15/2020	1.80%	$175,539,704
Goldman Sachs	12/12/2019	1/13/2020	2.15	6,092,781
Goldman Sachs	12/16/2019	1/3/2020	2.30	16,412,460
Goldman Sachs	12/20/2019	1/13/2020	2.15	1,285,944
Goldman Sachs	12/20/2019	1/15/2020	1.80	8,802,852
Morgan Stanley	11/1/2019	2/3/2020	1.90	3,172,839

				$211,306,580

Buy-Saleback Transactions

Counterparty	Lending Date	Maturity Date	Lending Rate	Amount Lent
Goldman Sachs	12/26/2019	1/15/2020	1.80%	$79,630,448
Morgan Stanley	12/27/2019	2/3/2020	1.90	3,096,624

				$82,727,072

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	29

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value

MUNICIPAL BONDS – 97.59%
Education – 8.01%
School District of Philadelphia, 4.00%, Mar. 2020	$23,510,000	$23,677,391
Tennessee State School Bond Authority, 5.00%, Nov. 2040	25,000,000	29,325,750
District of Columbia, 5.00%, Jun. 2046 (1)	3,370,000	3,767,289
Illinois Finance Authority, 1.75%-5.00%, Aug. 2021-Aug. 2049 (1)(2)	14,500,000	15,764,300
New York State Dormitory Authority, 5.00%, Oct. 2028-Oct. 2041 (1)	17,280,000	19,162,813
Other Securities (2)(3)	367,585,000	420,004,812

Total Education		511,702,355

General Obligation – 19.80%
City of Columbus OH, 5.00%, Apr. 2035	12,245,000	15,489,068
Commonwealth of Massachusetts, 5.00%, Jul. 2036	12,630,000	14,890,770
County of Pima AZ, 4.00%, Jul. 2022	13,160,000	14,092,518
County of Travis TX, 5.00%, Mar. 2038	12,555,000	15,698,270
District of Columbia, 5.00%, Jun. 2034 (1)	13,100,000	15,254,875
Northside Independent School District, 1.60%, Aug. 2049 (2)	14,745,000	14,807,371
State of Hawaii, 5.00%, Jan. 2030	15,500,000	19,436,845
State of Illinois, 5.00%, Nov. 2025 (1)	18,190,000	20,603,620
State of Illinois, 5.25%, Dec. 2030 (1)	18,185,000	21,269,722
State of Texas, 5.00%, Apr. 2039 (1)	20,000,000	22,776,200
Washington & Multnomah Counties School District No 48J Beaverton, 5.00%, Jun. 2035	12,780,000	15,644,509
District of Columbia, 5.00%, Jun. 2031-Jun. 2035 (1)	17,580,000	21,244,972
Illinois Finance Authority, 3.00%, Jul. 2035 (1)	2,250,000	2,279,272
State of Illinois, 4.00%-5.50%, Nov. 2020-Jul. 2038 (1)	81,890,000	89,110,658
State of Texas, 1.85%-5.50%, Aug. 2021-Apr. 2042 (1)(2)(4)	40,280,000	44,275,730
Other Securities (2)(3)(4)	811,595,000	918,701,362

Total General Obligation		1,265,575,762

General Revenue – 27.47%
Central Plains Energy Project, 4.00%, Dec. 2049 (2)	37,500,000	41,961,750
Chandler Industrial Development Authority, 5.00%, Jun. 2049 (2)	14,600,000	16,721,818
City of Phoenix Civic Improvement Corp., 5.00%, Jul. 2029	12,865,000	14,329,166
City of Whiting IN, 5.00%, Dec. 2044 (2)	19,230,000	22,724,860
Illinois Finance Authority, 5.25%, Jul. 2035 (1)	20,085,000	25,711,612
Indianapolis Local Public Improvement Bond Bank, 5.00%, Feb. 2044	12,000,000	14,699,640
Industrial Development Authority of the City of Phoenix, 1.45%, Dec. 2035 (2)	19,400,000	19,399,806
Kentucky Public Energy Authority, 4.00%, Dec. 2049 (2)	21,620,000	23,954,724
Main Street Natural Gas, Inc., 4.00%, Aug. 2049 (2)	17,670,000	19,707,704
Main Street Natural Gas, Inc., 4.00%, Mar. 2050 (2)	20,000,000	22,632,800
Metropolitan Pier & Exposition Authority, 5.00%, Jun. 2050	13,285,000	15,287,050
New Hampshire Business Finance Authority, 2.00%, Jun. 2049 (2)(3)	25,000,000	25,070,250
New York State Dormitory Authority, 5.00%, Mar. 2035 (1)	18,190,000	22,733,862
New York State Dormitory Authority, 5.25%, Mar. 2037 (1)	13,815,000	17,426,517
Patriots Energy Group Financing Agency, 4.00%, Oct. 2048 (2)	31,410,000	34,241,297
State of Texas, 4.00%, Aug. 2020 (1)	55,000,000	56,026,850
District of Columbia, 5.00%, Dec. 2022-Dec. 2036 (1)	9,440,000	9,815,724
Illinois Finance Authority, 4.00%-8.00%, May 2023-May 2047 (1)	5,500,000	5,670,886
Main Street Natural Gas, Inc., 1.90%-5.00%, May 2027-Aug. 2048 (2)(4)	29,695,000	32,734,258
Metropolitan Transportation Authority, 2.06%, Nov. 2026 (1)(4)	2,530,000	2,530,961
New Jersey Transportation Trust Fund Authority, 0.00%-5.50%, Dec. 2022-Jun. 2043 (1)	57,315,000	62,413,075
New York State Dormitory Authority, 5.00%-5.25%, Dec. 2023-Mar. 2038 (1)	15,130,000	17,983,187
State of Illinois, 5.00%, Jun. 2024-Jun. 2025 (1)	6,395,000	6,945,060
Other Securities (2)(3)(4)	1,150,076,000	1,224,678,273

Total General Revenue		1,755,401,130

Healthcare – 14.67%
Colorado Health Facilities Authority, 5.00%, Aug. 2049 (2)	13,830,000	16,317,187
County of Franklin OH, 5.00%, Nov. 2033 (2)	12,780,000	14,273,215
Illinois Finance Authority, 5.00%, May 2028 (1)	12,620,000	15,669,875
Michigan State Hospital Finance Authority, 4.00%, Nov. 2047 (2)	14,255,000	15,642,421
District of Columbia, 1.67%-5.00%, Aug. 2038-Jul. 2052 (1)(2)	15,390,000	15,502,739
Illinois Finance Authority, 0.60%-5.25%, Feb. 2022-Jul. 2057 (1)(2)	88,295,000	99,571,846

The accompanying notes are an integral part of these financial statements.

30	Semiannual Report • December 31, 2019

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount	Value

Healthcare – 14.67% – (Continued)
New York State Dormitory Authority, 5.00%, Dec. 2022-May 2048 (1)(2)(3)	$14,400,000	$16,355,091
Other Securities (2)(3)(4)(5)	662,051,250	744,159,731

Total Healthcare		937,492,105

Housing – 4.14%
Alamito Public Facility Corp., 2.50%, Nov. 2021 (2)	15,000,000	15,188,100
District of Columbia Housing Finance Agency, 2.45%, Nov. 2021 (2)	13,750,000	13,871,550
Macon-Bibb County Housing Authority, 2.04%, Apr. 2021 (2)	15,000,000	15,023,400
New York State Housing Finance Agency, 1.55%, Nov. 2023	14,705,000	14,712,058
Other Securities (2)(3)(4)	197,662,308	205,994,350

Total Housing		264,789,458

Transportation – 15.30%
Chicago O’Hare International Airport, 5.00%, Jan. 2032	12,665,000	14,734,024
City of Los Angeles Department of Airports, 5.00%, May 2040	22,575,000	22,898,500
Commonwealth of Massachusetts Transportation Fund Revenue, 3.75%, Jun. 2040	45,000,000	46,062,000
Hillsborough County Aviation Authority, 5.00%, Oct. 2040	12,500,000	14,306,000
Metropolitan Transportation Authority, 4.00%, Sep. 2020 (1)	20,000,000	20,364,800
Metropolitan Transportation Authority, 5.00%, Sep. 2021 (1)	25,000,000	26,497,750
Port Authority of New York & New Jersey, 5.00%, Jul. 2035	25,000,000	25,491,250
Triborough Bridge & Tunnel Authority, 1.53% (Secured Overnight Financing Rate + 0.50%), Nov. 2038 (4)	20,000,000	20,001,000
Metropolitan Transportation Authority, 0.00%-5.25%, May 2020-Nov. 2045 (1)(2)(4)	35,155,000	37,918,493
New Jersey Transportation Trust Fund Authority, 5.00%, Jun. 2029-Jun. 2032 (1)	2,525,000	2,708,602
Port Authority of New York & New Jersey, 5.00%-5.25%, Sep. 2024-Oct. 2033	37,970,000	41,473,153
Other Securities (2)(4)	633,140,000	705,287,200

Total Transportation		977,742,772

Utilities – 8.20%
Boston Water & Sewer Commission, 3.75%, Nov. 2037	13,450,000	14,131,377
City of Atlanta GA Water & Wastewater Revenue, 5.00%, Nov. 2040	14,595,000	16,982,596
Indiana Finance Authority, 5.25%, Oct. 2038	15,010,000	15,964,186
Louisville & Jefferson County Metropolitan Government, 1.85%, Oct. 2033 (2)	15,900,000	15,991,743
Utility Debt Securitization Authority, 5.00%, Dec. 2033	12,000,000	14,397,120
Illinois Finance Authority, 5.00%, Jul. 2022-Jul. 2031 (1)	4,070,000	4,851,729
New York City Water & Sewer System, 1.60%-5.00%, Jun. 2029-Jun. 2048 (2)	71,875,000	78,587,901
Other Securities (2)(4)(5)	328,505,000	363,208,544

Total Utilities		524,115,196

Total Municipal Bonds (Cost: $6,011,306,082)		6,236,818,778

	Shares	Value
SHORT-TERM INVESTMENTS – 1.67%
Money Market Funds – 1.67%
Fidelity Institutional Money Market Government Fund – Class I, 1.53% (6)	106,628,587	106,628,587

Total Money Market Funds		106,628,587

	Principal Amount	Value
Time Deposits – 0.00% (7)
Brown Brothers Harriman, 1.81% due 01/02/2020	$7,882	7,882
J.P. Morgan, New York, 1.81% due 01/02/2020	25,000	25,000

Total Time Deposits		32,882

Total Short-Term Investments (Cost: $106,661,469)		106,661,469

TOTAL INVESTMENTS IN SECURITIES – 99.26% (Cost: $6,117,967,551)		6,343,480,247
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.74%		47,561,206

TOTAL NET ASSETS – 100.00%		$6,391,041,453

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	31

Bridge Builder Municipal Bond Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

(1)	Issuer includes securities in multiple categories. The market value of the issuer as a whole is greater than 1% of the Fund’s total net assets.

(2)	Adjustable rate security or includes adjustable rate securities. The rate reported is the rate in effect as of December 31, 2019.

(3)

Security or includes securities purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities totals $162,168,886, which represents 2.54% of total net assets.

(4)	Variable rate security or includes variable rate securities based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.

(5)	Includes securities in default as of December 31, 2019. The value of these securities totals $8,587,321, which represents 0.13% of total net assets.

(6)	Represents annualized seven-day yield as of the close of the reporting period.

(7)	Amount calculated is less than 0.005%.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(200)	U.S. 10 Year Note Future	Bank of America	Mar. 2020	$(25,953,125)	$(25,684,375)	$268,750

						$268,750

State/U.S. Territory	Percentage of Net Assets
Alabama	1.10%
Alaska	0.10
Arizona	3.02
Arkansas	0.10
California	3.40
Colorado	2.83
Connecticut	1.70
Delaware	0.27
District of Columbia	2.09
Florida	6.62
Georgia	2.77
Guam	0.07
Hawaii	0.55
Idaho	0.06
Illinois	9.74
Indiana	2.21
Iowa	0.56
Kansas	0.14
Kentucky	2.02
Louisiana	1.46
Maine	0.10
Maryland	2.53
Massachusetts	2.98
Michigan	2.78
Minnesota	0.45
Mississippi	0.36
Missouri	0.72
Montana	0.03
Nebraska	0.84
Nevada	1.12

State/U.S. Territory (continued)	Percentage of Net Assets
New Hampshire	0.77%
New Jersey	3.07
New Mexico	0.40
New York	9.27
North Carolina	0.93
North Dakota	0.01
Ohio	2.44
Oklahoma	0.84
Oregon	0.50
Pennsylvania	4.67
Puerto Rico	0.73
Rhode Island	0.18
South Carolina	1.29
South Dakota	0.12
Tennessee	1.49
Texas	11.63
Utah	0.18
Vermont	0.07
Virgin Islands	0.05
Virginia	1.51
Washington	2.64
West Virginia	0.19
Wisconsin	1.89

Total Municipal Bonds	97.59

SHORT-TERM INVESTMENTS	1.67

TOTAL INVESTMENTS IN SECURITIES	99.26
OTHER ASSETS IN EXCESS OF LIABILITIES	0.74

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

32	Semiannual Report • December 31, 2019

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.52%
Communication Services – 8.74%
Alphabet, Inc. – Class A (1)	142,754	$191,203,280
Alphabet, Inc. – Class C (1)	131,097	175,279,311
Facebook, Inc. – Class A (1)	773,809	158,824,297
Netflix, Inc. (1)	192,022	62,132,559
Other Securities (1)	1,191,371	105,079,550

Total Communication Services		692,518,997

Consumer Discretionary – 16.20%
Alibaba Group Holding Ltd. – ADR (1)	273,697	58,051,134
Amazon.com, Inc. (1)	138,551	256,020,080
Booking Holdings, Inc. (1)	39,568	81,261,989
Lowes Companies, Inc.	655,884	78,548,668
McDonald’s Corp.	430,482	85,067,548
NIKE, Inc. – Class B	1,569,727	159,029,042
TJX Companies, Inc.	1,404,334	85,748,634
Ulta Beauty, Inc. (1)	225,222	57,012,697
Yum! Brands, Inc.	1,239,469	124,851,712
Other Securities (1)	1,684,534	299,125,477

Total Consumer Discretionary		1,284,716,981

Consumer Staples – 6.42%
Coca-Cola Co.	2,084,068	115,353,164
Estee Lauder Companies, Inc. – Class A	389,232	80,391,977
Mondelez International, Inc. – Class A	2,579,545	142,081,339
Procter & Gamble Co.	623,887	77,923,486
Other Securities (1)	592,550	93,496,420

Total Consumer Staples		509,246,386

Energy – 1.55%
ConocoPhillips	852,745	55,454,007
Other Securities (1)	635,386	67,188,868

Total Energy		122,642,875

Financials – 5.22%
Bank of America Corp.	3,091,609	108,886,469
Intercontinental Exchange, Inc.	1,044,429	96,661,904
JPMorgan Chase & Co.	492,835	68,701,199
Other Securities (1)	1,316,867	139,415,133

Total Financials		413,664,705

Healthcare – 17.55%
Abbott Laboratories	1,277,038	110,923,521
Becton Dickinson & Co.	324,035	88,127,799
Danaher Corp.	830,866	127,521,314
Illumina, Inc. (1)	273,393	90,695,394
Johnson & Johnson	689,497	100,576,927
Medtronic Plc	900,000	102,105,000
Novo Nordisk A/S – ADR	948,278	54,886,331
Regeneron Pharmaceuticals, Inc. (1)	186,990	70,211,005
UnitedHealth Group, Inc.	484,110	142,318,658
Other Securities (1)	5,448,136	504,213,335

Total Healthcare		1,391,579,284

Industrials – 6.65%
Boeing Co.	216,903	70,658,321
Honeywell International, Inc.	478,956	84,775,212
IHS Markit Ltd. (1)	811,641	61,157,149

	Shares	Value

Other Securities (1)	1,902,414	$310,847,619

Total Industrials		527,438,301

Information Technology – 30.99%
Adobe Systems, Inc. (1)	180,341	59,478,265
Analog Devices, Inc.	482,164	57,300,370
Apple, Inc.	812,912	238,711,609
Autodesk, Inc. (1)	605,134	111,017,884
Automatic Data Processing, Inc.	415,901	70,911,121
Cisco Systems, Inc.	1,742,282	83,559,845
FleetCor Technologies, Inc. (1)	271,371	78,078,864
Intuit, Inc.	359,026	94,039,680
Mastercard, Inc. – Class A	272,144	81,259,477
Microsoft Corp.	2,791,807	440,267,964
PayPal Holdings, Inc. (1)	1,268,119	137,172,432
Salesforce.com, Inc. (1)	1,206,627	196,245,815
Visa, Inc. – Class A	1,344,209	252,576,871
Workday, Inc. – Class A (1)	640,939	105,402,419
Other Securities (1)(2)	2,946,702	450,522,846

Total Information Technology		2,456,545,462

Materials – 2.21%
Ecolab, Inc.	450,523	86,946,434
Linde Plc	273,836	58,299,684
Other Securities (1)	219,025	29,825,059

Total Materials		175,071,177

Real Estate – 1.99%
Equinix, Inc.	161,681	94,373,200
Other Securities (1)	649,527	63,209,512

Total Real Estate		157,582,712

Total Common Stocks (Cost: $5,364,521,200)		7,731,006,880

SHORT-TERM INVESTMENTS – 2.41%
Money Market Funds – 2.38%
Goldman Sachs Financial Square Government Fund – Class I, 1.50% (3)	188,354,922	188,354,922

Total Money Market Funds		188,354,922

	Principal Amount	Value
Time Deposits – 0.03%
BBVA, Madrid, 1.81% due 01/02/2020	$835,986	835,986
Citibank, New York, 1.81% due 01/02/2020	1,970,545	1,970,545

Total Time Deposits		2,806,531

Total Short-Term Investments (Cost: $191,161,453)		191,161,453

TOTAL INVESTMENTS IN SECURITIES – 99.93% (Cost: $5,555,682,653)		7,922,168,333

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		5,808,355

TOTAL NET ASSETS – 100.00%		$7,927,976,688

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	33

Bridge Builder Large Cap Growth Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $16,904,348, which represents 0.21% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

34	Semiannual Report • December 31, 2019

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.03%
Communication Services – 5.01%
Alphabet, Inc. – Class C (1)	96,249	$128,686,838
Comcast Corp. – Class A	3,511,517	157,912,920
Facebook, Inc. – Class A (1)	406,849	83,505,757
Other Securities (1)	2,917,673	144,446,343

Total Communication Services		514,551,858

Consumer Discretionary – 12.46%
AutoNation, Inc. (1)	1,473,273	71,645,266
Booking Holdings, Inc. (1)	43,108	88,532,193
Cie Generale des Etablissements Michelin SCA	582,981	71,741,131
McDonald’s Corp.	599,187	118,405,343
NIKE, Inc. – Class B	947,083	95,948,979
TJX Companies, Inc.	1,583,780	96,705,607
Other Securities (1)	11,900,419	736,255,461

Total Consumer Discretionary		1,279,233,980

Consumer Staples – 7.56%
Altria Group, Inc.	1,443,910	72,065,548
Coca-Cola Co.	2,123,287	117,523,935
Colgate-Palmolive Co.	1,202,480	82,778,723
PepsiCo, Inc.	562,601	76,890,679
Procter & Gamble Co.	768,777	96,020,247
Other Securities (1)	4,180,219	330,761,698

Total Consumer Staples		776,040,830

Energy – 5.33%
EOG Resources, Inc.	1,020,615	85,486,712
Other Securities (1)	18,169,116	461,618,578

Total Energy		547,105,290

Financials – 18.48%
American Express Co.	1,084,237	134,976,664
Berkshire Hathaway, Inc. – Class B (1)	883,822	200,185,683
Chubb Ltd.	1,340,786	208,706,749
Citigroup, Inc.	1,488,531	118,918,742
E*TRADE Financial Corp.	2,051,461	93,074,786
JPMorgan Chase & Co.	764,554	106,578,828
Marsh & McLennan Companies, Inc.	729,111	81,230,257
PNC Financial Services Group, Inc.	499,485	79,732,791
Synchrony Financial	2,272,527	81,833,697
Other Securities (1)	20,653,323	791,891,577

Total Financials		1,897,129,774

Healthcare – 11.97%
Allergan Plc	383,055	73,228,624
Baxter International, Inc.	860,685	71,970,480
Danaher Corp.	494,376	75,876,828
Johnson & Johnson	889,502	129,751,657
Medtronic Plc	2,057,135	233,381,966
Merck & Co., Inc.	875,979	79,670,290
Sanofi – ADR	1,534,819	77,047,914
UnitedHealth Group, Inc.	581,929	171,075,487
Other Securities (1)	3,887,244	316,483,795

Total Healthcare		1,228,487,041

	Shares	Value

Industrials – 14.65%
Air Lease Corp. – Class A	2,089,886	$99,311,383
Deere & Co.	556,488	96,417,111
FedEx Corp.	476,212	72,008,016
General Dynamics Corp.	449,806	79,323,288
Jacobs Engineering Group, Inc.	908,867	81,643,523
Raytheon Co.	381,778	83,891,898
Union Pacific Corp.	486,801	88,008,753
United Technologies Corp.	880,531	131,868,323
Other Securities (1)	13,418,163	770,908,005

Total Industrials		1,503,380,300

Information Technology – 10.89%
Accenture Plc – Class A	342,289	72,075,795
Apple, Inc.	329,407	96,730,366
Broadcom, Inc.	228,232	72,125,877
Microsoft Corp.	949,905	149,800,019
NXP Semiconductors NV	738,893	94,031,523
Oracle Corp.	1,555,683	82,420,085
Samsung Electronics Co. Ltd.	1,630,524	78,569,867
Visa, Inc. – Class A	378,180	71,060,022
Other Securities (1)	6,975,121	400,595,684

Total Information Technology		1,117,409,238

Materials – 5.77%
Air Products & Chemicals, Inc.	314,603	73,928,559
Linde Plc	617,825	131,534,943
Other Securities (1)	9,754,068	386,218,364

Total Materials		591,681,866

Real Estate – 2.80%
Various Securities (1)	4,529,879	287,729,022

Total Real Estate		287,729,022

Utilities – 2.11%
Various Securities (1)	3,330,627	216,198,092

Total Utilities		216,198,092

Total Common Stocks (Cost: $8,017,354,809)		9,958,947,291

SHORT-TERM INVESTMENTS – 2.67%
Money Market Funds – 2.64%
Goldman Sachs Financial Square Government Fund – Class I, 1.50% (2)	271,094,308	271,094,308

Total Money Market Funds		271,094,308

	Principal Amount	Value
Time Deposits – 0.03%
Banco Santander, Frankfurt, 1.81% due 01/02/2020	$1,318,519	1,318,519
BBVA, Madrid, 1.81% due 01/02/2020	2,201,407	2,201,407

Total Time Deposits		3,519,926

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	35

Bridge Builder Large Cap Value Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Value
Total Short-Term Investments (Cost: $274,614,234)	$274,614,234

TOTAL INVESTMENTS IN SECURITIES – 99.70% (Cost: $8,291,969,043)	10,233,561,525

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.30%	30,312,953

TOTAL NET ASSETS – 100.00%	$10,263,874,478

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

36	Semiannual Report • December 31, 2019

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.01%
Communication Services – 3.09%
John Wiley & Sons, Inc. – Class A	563,871	$27,359,021
Live Nation Entertainment, Inc. (1)	619,113	44,248,006
Other Securities (1)	3,798,846	60,786,271

Total Communication Services		132,393,298

Consumer Discretionary – 11.11%
Advance Auto Parts, Inc.	307,150	49,193,144
Aptiv Plc	285,658	27,128,940
Expedia Group, Inc.	236,218	25,544,615
MercadoLibre, Inc. (1)	62,162	35,552,934
Ross Stores, Inc.	370,772	43,165,276
Tractor Supply Co.	279,123	26,081,253
Ulta Beauty, Inc. (1)	120,825	30,585,641
Other Securities (1)	5,106,527	238,926,225

Total Consumer Discretionary		476,178,028

Consumer Staples – 5.66%
Lamb Weston Holdings, Inc.	343,553	29,555,865
The J.M. Smucker Co.	279,000	29,052,270
US Foods Holding Corp. (1)	594,500	24,903,605
Other Securities (1)	2,707,920	158,936,821

Total Consumer Staples		242,448,561

Energy – 0.80%
Various Securities	1,493,289	34,064,025

Total Energy		34,064,025

Financials – 9.20%
Arthur J. Gallagher & Co.	332,596	31,673,117
Everest Re Group Ltd.	150,461	41,653,623
First Republic Bank	205,681	24,157,233
Northern Trust Corp.	275,000	29,216,000
Other Securities (1)	4,413,416	267,493,860

Total Financials		394,193,833

Healthcare – 20.82%
BioMarin Pharmaceutical, Inc. (1)	316,872	26,791,528
Bio-Techne Corp.	173,531	38,091,790
Cantel Medical Corp.	402,548	28,540,653
Catalent, Inc. (1)	851,457	47,937,029
Dentsply Sirona, Inc.	538,000	30,445,420
Edwards Lifesciences Corp. (1)	135,000	31,494,150
IDEXX Laboratories, Inc. (1)	142,014	37,084,116
Integra LifeSciences Holdings Corp. (1)	714,359	41,632,843
Mettler-Toledo International, Inc. (1)	51,272	40,673,052
Syneos Health, Inc. – Class A (1)	469,562	27,927,200
The Cooper Companies, Inc.	71,444	22,954,243
Waters Corp. (1)	151,342	35,361,058
Other Securities (1)	9,889,086	483,481,323

Total Healthcare		892,414,405

Industrials – 15.85%
AMETEK, Inc.	352,273	35,135,709
Copart, Inc. (1)	315,589	28,699,664
CoStar Group, Inc. (1)	62,374	37,318,364
Fortive Corp.	482,484	36,856,953

	Shares	Value
IDEX Corp.	354,755	$61,017,860
Nordson Corp.	195,568	31,846,293
RBC Bearings, Inc. (1)	155,962	24,695,023
Rockwell Automation, Inc.	337,662	68,433,958
United Rentals, Inc. (1)	159,497	26,599,315
Other Securities (1)	6,947,201	328,850,564

Total Industrials		679,453,703

Information Technology – 24.62%
Aspen Technology, Inc. (1)	329,649	39,864,454
Atlassian Corp. Plc – Class A (1)	331,795	39,928,210
Blackbaud, Inc.	311,249	24,775,420
Fortinet, Inc. (1)	379,468	40,512,004
Marvell Technology Group Ltd.	878,350	23,328,976
Palo Alto Networks, Inc. (1)	240,517	55,619,556
ServiceNow, Inc. (1)	228,230	64,433,894
Splunk, Inc. (1)	467,857	70,070,943
Workday, Inc. – Class A (1)	362,350	59,588,458
Other Securities (1)	10,217,496	637,322,039

Total Information Technology		1,055,443,954

Materials – 3.49%
AptarGroup, Inc.	243,828	28,191,393
Martin Marietta Materials, Inc.	143,725	40,191,259
Other Securities (1)	1,774,632	81,378,640

Total Materials		149,761,292

Real Estate – 3.22%
Jones Lang LaSalle, Inc.	178,107	31,006,648
SBA Communications Corp. – Class A	186,539	44,954,034
Other Securities (1)	1,443,534	62,184,960

Total Real Estate		138,145,642

Utilities – 0.15%
Various Securities (1)	160,640	6,562,964

Total Utilities		6,562,964

Total Common Stocks (Cost: $3,129,405,615)		4,201,059,705

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Various Securities (1)(4)	7,820	1,752

Total Healthcare		1,752

Materials – 0.00% (2)
A. Schulman, Inc. – CVR (1)(4)	9,002	3,508

Total Materials		3,508

Total Rights (Cost: $0)		5,260

SHORT-TERM INVESTMENTS – 1.95%
Money Market Funds – 1.90%
Goldman Sachs Financial Square Government Fund – Class I, 1.50% (3)	81,363,317	81,363,317

Total Money Market Funds		81,363,317

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	37

Bridge Builder Small/Mid Cap Growth Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Time Deposits – 0.05%
Banco Santander, Frankfurt, 1.81% due 01/02/2020	$1,533,450	$1,533,450
BBVA, Madrid, 1.81% due 01/02/2020	306,393	306,393
Brown Brothers Harriman, 1.81% due 01/02/2020	9,699	9,699
JP Morgan, New York, 1.81% due 01/02/2020	172,883	172,883

Total Time Deposits		2,022,425

Total Short-Term Investments (Cost: $83,385,742)		83,385,742

TOTAL INVESTMENTS IN SECURITIES – 99.96% (Cost: $3,212,791,357)		4,284,450,707
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.04%		1,684,482

TOTAL NET ASSETS – 100.00%		$4,286,135,189

Percentages are stated as a percent of net assets.

CVR Contingent Value Right

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $5,260, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

38	Semiannual Report • December 31, 2019

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.13%
Communication Services – 2.70%
Nexstar Media Group, Inc. – Class A	295,959	$34,701,193
Other Securities (1)	2,540,691	110,175,277

Total Communication Services		144,876,470

Consumer Discretionary – 9.86%
Core-Mark Holding Co., Inc.	1,086,181	29,533,261
Other Securities (1)	12,745,484	499,576,645

Total Consumer Discretionary		529,109,906

Consumer Staples – 3.11%
Tyson Foods, Inc. – Class A	260,944	23,756,342
Other Securities (1)	3,030,042	143,066,023

Total Consumer Staples		166,822,365

Energy – 4.55%
Pioneer Natural Resources Co.	133,794	20,252,398
Valero Energy Corp.	215,897	20,218,754
WPX Energy, Inc. (1)	3,048,342	41,884,219
Other Securities (1)	10,581,630	162,063,268

Total Energy		244,418,639

Financials – 22.61%
Alleghany Corp. (1)	40,770	32,598,469
Allstate Corp.	281,384	31,641,631
Ameriprise Financial, Inc.	160,636	26,758,745
Aon Plc	100,058	20,841,081
BankUnited, Inc.	693,543	25,355,932
Cannae Holdings, Inc. (1)	700,250	26,042,298
Discover Financial Services	414,564	35,163,318
Enstar Group Ltd. (1)	109,120	22,572,563
Fifth Third Bancorp	830,731	25,536,671
Hanover Insurance Group, Inc.	156,155	21,341,704
Huntington Bancshares, Inc.	1,558,105	23,496,223
KeyCorp	1,242,820	25,154,677
Nasdaq, Inc.	192,020	20,565,342
Regions Financial Corp.	1,319,893	22,649,364
Reinsurance Group of America, Inc. – Class A	292,219	47,649,230
Sterling Bancorp	1,126,834	23,753,661
TCF Financial Corp.	786,694	36,817,279
Truist Financial Corp.	472,394	26,605,230
Other Securities (1)(4)	22,878,343	719,330,136

Total Financials		1,213,873,554

Healthcare – 6.51%
Centene Corp. (1)	475,858	29,917,192
IQVIA Holdings, Inc. (1)	213,605	33,004,109
Other Securities (1)	6,269,245	286,320,412

Total Healthcare		349,241,713

Industrials – 16.74%
Allison Transmission Holdings, Inc.	499,190	24,120,861
AMETEK, Inc.	346,375	34,547,442
Brink’s Co.	516,243	46,812,915
Dover Corp.	227,463	26,217,385
Fortune Brands Home & Security, Inc.	425,868	27,826,215

	Shares	Value
IAA, Inc. (1)	541,691	$25,491,978
Kansas City Southern	133,519	20,449,770
TriMas Corp. (1)	1,097,280	34,465,565
Other Securities (1)	13,737,941	658,740,082

Total Industrials		898,672,213

Information Technology – 12.11%
CACI International, Inc. – Class A (1)	112,411	28,101,626
Fidelity National Information Services, Inc.	321,514	44,719,382
Fiserv, Inc. (1)	228,000	26,363,640
Global Payments, Inc.	172,456	31,483,567
SolarWinds Corp. (1)	1,078,788	20,011,517
TE Connectivity Ltd.	243,710	23,357,166
Other Securities (1)	10,246,653	476,047,033
Total Information Technology		650,083,931

Materials – 5.41%
FMC Corp.	328,548	32,795,661
Other Securities (1)	8,875,538	257,611,743

Total Materials		290,407,404

Real Estate – 7.74%
Boston Properties, Inc.	163,683	22,565,338
STORE Capital Corp.	545,642	20,319,708
The Howard Hughes Corp. (1)	259,718	32,932,242
Other Securities (1)	12,118,861	339,802,884

Total Real Estate		415,620,172

Utilities – 6.79%
Entergy Corp.	184,082	22,053,024
Evergy, Inc.	499,647	32,522,023
Eversource Energy	240,798	20,484,686
Vistra Energy Corp.	1,592,984	36,622,702
WEC Energy Group, Inc.	218,186	20,123,295
Xcel Energy, Inc.	333,296	21,160,963
Other Securities (1)	3,790,717	211,796,711

Total Utilities		364,763,404

Total Common Stocks (Cost: $4,427,043,545)		5,267,889,771

RIGHTS – 0.00% (2)
Healthcare – 0.00% (2)
Corium International, Inc., expires 03/31/2020 – CVR (1)(4)	1,051	189

Total Healthcare		189

Total Rights (Cost: $0)		189

SHORT-TERM INVESTMENTS – 1.84%
Money Market Funds – 1.76%
Goldman Sachs Financial Square Government Fund – Class I, 1.50% (3)	94,695,730	94,695,730

Total Money Market Funds		94,695,730

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	39

Bridge Builder Small/Mid Cap Value Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Principal Amount	Value
Time Deposits – 0.08%
ANZ, London, 1.81% due 01/02/2020	$ 770,701	$770,701
Banco Santander, Frankfurt, 1.81% due 01/02/2020	1,904,483	1,904,483
BBVA, Madrid, 1.81% due 01/02/2020	632,642	632,642
BNP Paribas, Paris, 1.81% due 01/02/2020	1,036,030	1,036,030
Brown Brothers Harriman, 0.87% due 01/02/2020	CAD 14	11

Total Time Deposits		4,343,867

Total Short-Term Investments (Cost: $99,039,597)		99,039,597

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $4,526,083,142)		5,366,929,557
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.03%		1,411,670

TOTAL NET ASSETS – 100.00%		$5,368,341,227

Percentages are stated as a percent of net assets.

(1)	Non-income producing security or includes securities that are non-income producing.

(2)	Amount calculated is less than 0.005%.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

(4)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities total $189, which represents 0.00% of total net assets.

The accompanying notes are an integral part of these financial statements.

40	Semiannual Report • December 31, 2019

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.85%
Communication Services – 9.36%
China Mobile Ltd.	18,268,000	$154,361,993
Orange SA	5,781,493	84,966,057
Singapore Telecommunications Ltd.	45,129,300	113,144,502
Vodafone Group Plc	62,207,240	120,767,567
Other Securities (1)(2)	78,964,723	707,626,880

Total Communication Services		1,180,866,999

Consumer Discretionary – 13.45%
Adidas AG	316,975	103,181,078
Alibaba Group Holding Ltd. – ADR (1)	431,890	91,603,869
Honda Motor Co. Ltd.	4,171,700	118,065,526
LVMH Moet Hennessy Louis Vuitton SE	179,091	83,448,154
Panasonic Corp.	9,072,000	85,088,002
Sony Corp.	1,298,200	88,144,815
Other Securities (1)(2)	63,259,919	1,128,190,006

Total Consumer Discretionary		1,697,721,450

Consumer Staples – 7.85%
Nestle SA	723,244	78,302,208
Tesco Plc	64,283,475	217,254,663
Other Securities (1)(2)	136,286,797	695,461,530

Total Consumer Staples		991,018,401

Energy – 5.61%
BP Plc	26,086,324	164,104,040
ENI SpA	9,798,673	152,185,452
Royal Dutch Shell Plc – Class A	2,911,412	85,881,607
Royal Dutch Shell Plc – Class B	3,022,476	89,718,210
TOTAL SA	1,517,609	84,212,906
Other Securities (1)(2)	17,941,669	132,088,804

Total Energy		708,191,019

Financials – 16.51%
AIA Group Ltd.	12,572,585	132,238,027
BNP Paribas SA	1,336,190	79,420,588
DBS Group Holdings Ltd.	4,161,900	80,246,600
HSBC Holdings Plc	10,269,875	80,397,142
ING Groep NV	8,939,582	107,475,337
Lloyds Banking Group Plc	112,196,037	92,945,670
Sumitomo Mitsui Financial Group, Inc.	2,539,700	93,804,762
Tokio Marine Holdings, Inc.	1,491,500	83,507,340
United Overseas Bank Ltd.	6,727,806	132,313,286
Other Securities (1)(2)	107,732,105	1,201,227,394

Total Financials		2,083,576,146

Healthcare – 13.21%
AstraZeneca Plc	1,058,632	105,960,539
CSL Ltd.	486,280	94,280,975
GlaxoSmithKline Plc	3,447,056	80,995,632
Mettler-Toledo International, Inc. (1)	125,884	99,861,259
Novartis AG	1,920,760	181,876,012
Roche Holding AG	462,853	150,428,528
Sanofi SA	1,908,355	191,651,250
Takeda Pharmaceutical Co. Ltd.	2,396,979	94,805,847
Other Securities (1)	32,720,409	667,905,018

Total Healthcare		1,667,765,060

	Shares	Value
Industrials – 13.99%
ABB Ltd.	3,632,242	$87,621,101
Atlas Copco AB – Class A	2,782,824	111,078,284
Canadian Pacific Railway Ltd.	300,916	76,718,534
Cie de Saint-Gobain	1,927,577	78,964,860
CK Hutchison Holdings Ltd.	15,817,500	150,827,577
East Japan Railway Co.	901,400	81,362,167
Experian Plc	2,322,478	78,730,794
Mitsubishi Electric Corp.	5,578,900	75,960,584
Other Securities (1)(2)	45,036,614	1,024,794,696

Total Industrials		1,766,058,597

Information Technology – 11.47%
Accenture Plc – Class A	376,844	79,352,041
ASML Holding NV	238,973	70,749,529
ASML Holding NV – Class REG	196,470	58,143,332
Keyence Corp.	264,808	92,984,305
Kyocera Corp.	1,210,500	82,502,480
Shopify, Inc. – Class A (1)	412,985	164,194,576
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3,051,667	177,301,853
Taiwan Semiconductor Manufacturing Co. Ltd.	7,403,860	81,944,662
Other Securities (1)(2)	128,872,312	640,534,934

Total Information Technology		1,447,707,712

Materials – 2.29%
Various Securities	9,143,155	288,432,936

Total Materials (1)		288,432,936

Real Estate – 0.55%
Various Securities	8,070,014	69,760,582

Total Real Estate		69,760,582

Utilities – 2.56%
Enel SpA	11,937,314	94,827,939
SSE Plc	5,335,789	101,765,466
Other Securities (1)	27,040,904	127,032,582

Total Utilities		323,625,987

Total Common Stocks (Cost: $10,882,667,918)		12,224,724,889

PREFERRED STOCKS – 0.23%
Consumer Discretionary – 0.22%
Various Securities	145,568	27,591,914

Total Consumer Discretionary		27,591,914

Consumer Staples – 0.01%
Various Securities	7,211	744,900

Total Consumer Staples		744,900

Healthcare – 0.00% (3)
Various Securities	1,443	308,459

Total Healthcare		308,459

Materials – 0.00% (3)
Various Securities	3,795	188,549

Total Materials		188,549

Total Preferred Stocks (Cost: $22,164,316)		28,833,822

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	41

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

	Shares		Value
RIGHTS – 0.00% (3)
Energy – 0.00% (3)
Repsol SA, expires 01/10/2020 (1)		58,090	$27,562

Total Energy			27,562

Industrials – 0.00% (3)
Rolls-Royce Holdings Plc, expires 12/31/2049 (1)		2,910,926	3,856

Total Industrials			3,856

Total Rights (Cost: $31,788)			31,418

SHORT-TERM INVESTMENTS – 2.67%
Money Market Funds – 2.64%
Goldman Sachs Financial Square Government Fund – Class I, 1.50% (4)		332,819,135	332,819,135

Total Money Market Funds			332,819,135

	Principal Amount		Value
Time Deposits – 0.03%
BBVA, Madrid, 1.81% due 01/02/2020		$1,457,744	1,457,744
Brown Brothers Harriman, -7.75% due 01/02/2020	SEK	402,922	43,018
Brown Brothers Harriman, -1.70% due 01/03/2020	CHF	132,243	136,643
Brown Brothers Harriman, -0.90% due 01/02/2020	DKK	120,315	18,060
Brown Brothers Harriman, -0.68% due 01/02/2020	EUR	155	174
Brown Brothers Harriman, 0.32% due 01/02/2020	AUD	429,519	301,415
Brown Brothers Harriman, 0.36% due 01/02/2020	GBP	448	593
Brown Brothers Harriman, 0.50% due 01/03/2020	NZD	14,487	9,753
Brown Brothers Harriman, 0.63% due 01/02/2020	SGD	12,655	9,410
Brown Brothers Harriman, 0.66% due 01/02/2020	NOK	173,014	19,707
Brown Brothers Harriman, 1.81% due 01/02/2020		$51,006	51,006
Brown Brothers Harriman, 1.91% due 01/02/2020	HKD	7,160	919
Citibank, London, -0.68% due 01/02/2020	EUR	525,272	589,198
Citibank, London, 0.36% due 01/02/2020	GBP	203,023	268,924
Hong Kong & Shanghai Bank, Hong Kong, 1.91% due 01/02/2020	HKD	573,653	73,618
Sumitomo, Tokyo, -0.24% due 01/06/2020	JPY	71,576,165	658,747

	Principal Amount	Value
Sumitomo, Tokyo, 1.81% due 01/02/2020	$142,080	$142,080

Total Time Deposits		3,781,009

Total Short-Term Investments (Cost: $336,600,144)		336,600,144

TOTAL INVESTMENTS IN SECURITIES – 99.75% (Cost: $11,241,464,166)		12,590,190,273
OTHER ASSETS IN EXCESS OF LIABILITIES – 0.25%		32,069,047

TOTAL NET ASSETS – 100.00%		$12,622,259,320

Principal amounts are denominated in the currency in which the security was purchased.

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security or includes securities that are non-income producing.

(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $248,310,055, which represents 1.97% of total net assets.

(3)	Amount calculated is less than 0.005%.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.

42	Semiannual Report • December 31, 2019

Bridge Builder International Equity Fund

Summary Schedule of Investments

December 31, 2019 (Unaudited) (Continued)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
JPY	134,769,996	USD	1,234,926	01/07/20	Brown Brothers Harriman & Co.	$5,716

					Total Unrealized Appreciation	5,716

					Net Unrealized Appreciation	$5,716

JPY	Japanese Yen

USD	United States Dollar

Country	Percentage of Net Assets
Australia	2.35%
Austria	0.01
Belgium	0.16
Brazil	0.40
Canada	2.65
China	3.24
Denmark	0.99
Finland	0.77
France	7.71
Germany	7.24
Hong Kong	5.57
India	1.88
Ireland	1.92
Israel	0.03
Italy	2.17
Japan	17.73
Luxembourg	0.01
Macau	0.01
Malaysia	0.18
Mexico	0.46
Netherlands	4.00

Country (Continued)	Percentage of Net Assets
New Zealand	0.30%
Norway	0.03
Portugal	0.30
Singapore	2.83
South Africa	0.41
South Korea	0.99
Spain	2.77
Sweden	2.92
Switzerland	7.71
Taiwan	2.33
Thailand	0.14
United Kingdom	15.43
United States	1.44
Other (individually each country is less than 0.005%)	0.00

Total Country	97.08

SHORT-TERM INVESTMENTS	2.67

TOTAL INVESTMENTS IN SECURITIES	99.75
OTHER ASSETS IN EXCESS OF LIABILITIES	0.25

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	43

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2019 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Assets
Investments, at value (1)	$15,884,583,311	$19,851,075,372	$6,343,480,247	$7,922,168,333
Foreign currency, at value (2)	—	7,951,441	—	—
Cash	57,795	6,238	20,685	738
Over-the-counter credit default swap contracts, at value	—	5,797,855	—	—
Receivable for buy-saleback transactions	—	82,727,072	—	—
Receivable for investments sold	185,402,394	95,813,039	—	—
Receivable for fund shares sold	28,430,812	55,198,229	27,486,025	14,730,370
Unrealized appreciation on forward foreign currency exchange contracts	—	3,519,539	—	—
Unrealized appreciation on unfunded loan commitments	—	21,804	—	—
Dividend and interest receivable	82,280,476	111,502,797	62,019,336	3,596,877
Tax reclaim receivable	—	43,862	—	916,521
Deposits at broker for futures contracts	—	—	233,000	—
Variation margin on futures contracts	—	—	21,875	—
Deposits at broker for centrally cleared swap contracts	—	1,876,000	—	—
Variation margin on centrally cleared swap contracts	506,771	3,542,086	—	—
Prepaid expenses and other assets	160,557	249,098	111,873	106,255
Total Assets	16,181,422,116	20,219,324,432	6,433,373,041	7,941,519,094

Liabilities
Over-the-counter credit default swap contracts, at value	—	907,179	—	—
Variation margin on futures contracts	1,161,979	493,209	—	—
Due to broker for swap contracts	—	1,300,000	—	—
Due to broker for TBA commitments	—	820,000	—	—
Due to Bank	3,860,423	4,083,900	2,043,938	—
Payable for investments purchased	413,991,114	854,174,630	34,518,224	—
Payable for fund shares redeemed	9,679,204	11,247,815	4,767,140	12,039,946
Payable for swap contracts	—	16,468	—	—
Interest payable	—	14,941	—	—
Payable for sale-buyback transactions	—	211,306,580	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	17,216,492	—	—
Payable to Custodian	96,325	108,487	455	38,204
Payable to Sub-advisers for Investment advisory fee	1,501,342	2,099,257	757,076	1,309,740
Payable to Trustees	29,484	95,806	7,665	9,417
Accrued expenses and other liabilities	531,988	851,586	237,090	145,099
Total Liabilities	430,851,859	1,104,736,350	42,331,588	13,542,406
Net Assets	$15,750,570,257	$19,114,588,082	$6,391,041,453	$7,927,976,688

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$15,219,796,117	$18,770,523,248	$6,173,525,790	$5,513,291,485
Total distributable earnings/(loss)	530,774,140	344,064,834	217,515,663	2,414,685,203
Net Assets	$15,750,570,257	$19,114,588,082	$6,391,041,453	$7,927,976,688
Net Assets	$15,750,570,257	$19,114,588,082	$6,391,041,453	$7,927,976,688
Shares Outstanding	1,512,275,123	1,879,151,944	605,709,698	500,888,816
Net Asset Value	$10.42	$10.17	$10.55	$15.83

(1) Cost of investments	$15,325,778,237	$19,455,356,783	$6,117,967,551	$5,555,682,653
(2) Cost of foreign currency	—	8,447,015	—	—

The accompanying notes are an integral part of these financial statements.

44	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Statements of Assets and Liabilities

December 31, 2019 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Assets
Investments, at value (1)	$10,233,561,525	$4,284,450,707	$5,366,929,557	$12,590,190,273
Foreign currency, at value (2)	—	—	—	186,975
Cash	1,845	2,445	3,857	1,646
Receivable for foreign currency transactions	—	—	438	986
Receivable for investments sold	23,115,144	580,385	428,704	1,959,526
Receivable for fund shares sold	20,752,611	8,388,859	10,154,006	30,312,072
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	5,716
Dividend and interest receivable	13,658,017	1,880,345	7,537,636	15,823,920
Tax reclaim receivable	888,913	8,010	11,578	18,658,898
Prepaid expenses and other assets	136,629	73,544	82,354	191,710
Total Assets	10,292,114,684	4,295,384,295	5,385,148,130	12,657,331,722

Liabilities
Due to Bank	—	350,456	302,926	980,617
Payable for investments purchased	13,341,247	3,113,079	8,103,146	8,929,870
Payable for fund shares redeemed	12,556,985	4,265,011	6,324,622	18,131,083
Payable to Custodian	104,283	82,804	77,140	648,632
Foreign withholding tax payable	—	—	—	2,729,120
Payable to Sub-advisers for Investment advisory fee	1,872,984	1,292,549	1,786,941	3,123,762
Payable to Trustees	13,827	6,852	7,506	14,171
Accrued expenses and other liabilities	350,880	138,355	204,622	515,147
Total Liabilities	28,240,206	9,249,106	16,806,903	35,072,402
Net Assets	$10,263,874,478	$4,286,135,189	$5,368,341,227	$12,622,259,320

Net Assets Consist of
Paid in capital ($0.00 par value common stock unlimited authorized shares)	$8,350,776,231	$3,218,615,104	$4,585,291,790	$11,390,520,136
Total distributable earnings/(loss)	1,913,098,247	1,067,520,085	783,049,437	1,231,739,184
Net Assets	$10,263,874,478	$4,286,135,189	$5,368,341,227	$12,622,259,320
Net Assets	$10,263,874,478	$4,286,135,189	$5,368,341,227	$12,622,259,320
Shares Outstanding	748,917,399	298,601,241	434,199,766	1,052,759,843
Net Asset Value	$13.70	$14.35	$12.36	$11.99

(1) Cost of investments	$8,291,969,043	$3,212,791,357	$4,526,083,142	$11,241,464,166
(2) Cost of foreign currency	—	—	—	169,309

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	45

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2019 (Unaudited)

	Bridge Builder Core Bond Fund	Bridge Builder Core Plus Bond Fund	Bridge Builder Municipal Bond Fund	Bridge Builder Large Cap Growth Fund
Investment Income
Dividend income	$5,923,320	$5,259,236	$968,122	$43,330,141
Less: Foreign taxes withheld and issuance fees	—	—	—	(76,854)
Interest	237,688,485	309,582,242	75,389,808	38,280
Other Income	101,276	11,606	—	—
Total investment income	243,713,081	314,853,084	76,357,930	43,291,567
Expenses
Investment advisory fee	24,955,650	33,504,979	10,360,309	16,118,995
Professional fees	157,358	197,177	75,715	76,529
Fund Accounting & Administration fees	588,233	670,416	205,511	124,374
Transfer agent fees and expenses	13,003	14,395	10,148	10,908
Trustee fees and expenses	160,915	207,241	56,820	70,972
Printing and mailing expense	41,985	54,346	20,692	22,018
Custody fees	169,610	185,422	36,802	56,607
Insurance expenses	34,776	31,280	8,464	13,248
Interest expense	147	998,126	—	—
Registration fees	168,705	391,066	181,408	118,603
Other expenses	114,725	169,764	38,345	43,374
Total expenses before fee waivers	26,405,107	36,424,212	10,994,214	16,655,628
Fee waivers by Adviser	(16,134,760)	(21,261,507)	(6,302,500)	(8,743,683)
Net expenses	10,270,347	15,162,705	4,691,714	7,911,945
Net Investment Income	233,442,734	299,690,379	71,666,216	35,379,622

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	83,477,237	172,608,443	7,592,421	158,495,339
TBA sales commitments	(275,195)	—	—	—
Forward foreign currency exchange contracts	—	10,195,073	—	—
Foreign currency transactions	—	(13,153,484)	—	(4,019)
Futures contracts	33,396,364	49,309,022	(1,787,031)	—
Swap contracts	(294,893)	(5,048,347)	—	—
Net realized gain/(loss)	116,303,513	213,910,707	5,805,390	158,491,320
Net change in net unrealized appreciation/(depreciation) on:
Investments	57,412,734	(38,523,708)	38,348,979	546,971,599
Forward foreign currency exchange contracts	—	(5,406,990)	—	—
Foreign currency transactions	—	(423,403)	—	(1,096)
Futures contracts	(20,566,420)	(55,055,781)	1,254,687	—
Swap contracts	(9,268)	13,668,923	—	—
Unfunded loan commitments	—	2,250	—	—
Net change in unrealized appreciation/(depreciation)	36,837,046	(85,738,709)	39,603,666	546,970,503
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	153,140,559	128,171,998	45,409,056	705,461,823
Net Increase/(Decrease) in Net Assets Resulting from Operations	$386,583,293	$427,862,377	$117,075,272	$740,841,445

The accompanying notes are an integral part of these financial statements.

46	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Statements of Operations

Six Months Ended December 31, 2019 (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund	Bridge Builder Small/Mid Cap Growth Fund	Bridge Builder Small/Mid Cap Value Fund	Bridge Builder International Equity Fund
Investment Income
Dividend income	$98,318,302	$15,816,522	$49,573,937	$128,258,150
Less: Foreign taxes withheld and issuance fees	(356,738)	(25,085)	(59,510)	(8,996,647)
Interest	38,692	38,844	56,973	69,523
Less: Foreign taxes withheld	(120,793)	—	—	(180,870)
Total investment income	97,879,463	15,830,281	49,571,400	119,150,156
Expenses
Investment advisory fee	20,451,717	13,059,212	16,042,035	34,466,870
Professional fees	82,711	55,051	76,824	108,519
Fund Accounting & Administration fees	150,569	91,815	116,325	270,215
Transfer agent fees and expenses	12,493	9,872	10,198	11,774
Trustee fees and expenses	92,593	40,983	49,489	108,950
Printing and mailing expense	32,275	23,688	22,492	38,318
Custody fees	67,777	78,862	64,235	805,445
Insurance expenses	16,744	7,360	9,016	17,480
Registration fees	326,137	83,939	184,621	482,975
Other expenses	61,752	23,647	30,678	83,551
Total expenses before fee waivers	21,294,768	13,474,429	16,605,913	36,394,097
Fee waivers by Adviser	(10,102,140)	(5,651,455)	(5,894,295)	(17,352,334)
Net expenses	11,192,628	7,822,974	10,711,618	19,041,763
Net Investment Income	86,686,835	8,007,307	38,859,782	100,108,393

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation)
Net realized gain/(loss) on:
Investments	47,298,804	41,886,138	38,169,921	27,630,117
Forward foreign currency exchange contracts	—	—	—	27,395
Foreign currency transactions	(33,217)	—	1,458	(1,197,475)
Net realized gain/(loss)	47,265,587	41,886,138	38,171,379	26,460,037
Net change in net unrealized appreciation/(depreciation) on:
Investments	676,958,485	148,972,034	341,172,878	781,565,286
Forward foreign currency exchange contracts	—	—	—	5,716
Foreign currency transactions	(4,828)	—	(2,327)	61,729
Net change in unrealized appreciation/(depreciation)	676,953,657	148,972,034	341,170,551	781,632,731
Net realized gain/(loss) and net change in unrealized appreciation/(depreciation)	724,219,244	190,858,172	379,341,930	808,092,768
Net Increase/(Decrease) in Net Assets Resulting from Operations	$810,906,079	$198,865,479	$418,201,712	$908,201,161

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	47

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited)

	Bridge Builder Core Bond Fund		Bridge Builder Core Plus Bond Fund
	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Operations
Net investment income	$233,442,734	$495,644,448	$299,690,379	$535,072,634
Net realized gain/(loss)	116,303,513	39,087,207	213,910,707	202,673,715
Net change in unrealized appreciation/(depreciation)	36,837,046	683,327,007	(85,738,709)	588,531,291
Net increase/(decrease) in net assets resulting from operations	386,583,293	1,218,058,662	427,862,377	1,326,277,640
Distributions to Shareholders
Total distributable earnings	(282,384,501)	(507,218,573)	(607,930,022)	(570,931,619)
Total distributions	(282,384,501)	(507,218,573)	(607,930,022)	(570,931,619)
Capital Transactions
Proceeds from shares sold	1,243,421,819	2,324,777,474	1,908,705,951	8,247,855,226
Reinvestment of dividends	282,384,501	507,218,573	607,930,022	570,931,619
Cost of shares redeemed	(1,038,988,922)	(4,188,593,514)	(1,185,323,622)	(2,673,327,221)
Net increase/(decrease) from capital transactions	486,817,398	(1,356,597,467)	1,331,312,351	6,145,459,624
Net increase/(decrease) in net assets	591,016,190	(645,757,378)	1,151,244,706	6,900,805,645
Net Assets
Beginning of period	15,159,554,067	15,805,311,445	17,963,343,376	11,062,537,731
End of period	$15,750,570,257	$15,159,554,067	$19,114,588,082	$17,963,343,376

Change in Shares Outstanding
Shares outstanding, beginning of period	1,465,655,895	1,601,019,411	1,749,665,169	1,127,345,265
Shares sold	118,869,868	234,039,906	184,949,641	835,453,422
Shares issued to holders in reinvestments of dividends	26,947,830	50,835,229	59,206,783	57,581,068
Shares redeemed	(99,198,470)	(420,238,651)	(114,669,649)	(270,714,586)
Shares outstanding, end of period	1,512,275,123	1,465,655,895	1,879,151,944	1,749,665,169

The accompanying notes are an integral part of these financial statements.

48	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Bridge Builder Municipal Bond Fund		Bridge Builder Large Cap Growth Fund
	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Operations
Net investment income	$71,666,216	$113,899,837	$35,379,622	$68,895,560
Net realized gain/(loss)	5,805,390	(6,646,797)	158,491,320	40,340,543
Net change in unrealized appreciation/(depreciation)	39,603,666	186,942,977	546,970,503	740,238,399
Net increase/(decrease) in net assets resulting from operations	117,075,272	294,196,017	740,841,445	849,474,502
Distributions to Shareholders
Total distributable earnings	(71,636,474)	(114,260,331)	(159,430,743)	(292,945,669)
Total distributions	(71,636,474)	(114,260,331)	(159,430,743)	(292,945,669)
Capital Transactions
Proceeds from shares sold	1,377,615,543	2,213,263,379	802,870,890	1,671,695,810
Reinvestment of dividends	71,636,474	114,260,331	159,430,743	292,945,669
Cost of shares redeemed	(356,404,708)	(729,020,439)	(614,166,257)	(1,658,826,246)
Net increase/(decrease) from capital transactions	1,092,847,309	1,598,503,271	348,135,376	305,815,233
Net increase/(decrease) in net assets	1,138,286,107	1,778,438,957	929,546,078	862,344,066
Net Assets
Beginning of period	5,252,755,346	3,474,316,389	6,998,430,610	6,136,086,544
End of period	$6,391,041,453	$5,252,755,346	$7,927,976,688	$6,998,430,610

Change in Shares Outstanding
Shares outstanding, beginning of period	502,003,522	344,193,751	478,108,620	453,379,922
Shares sold	130,690,397	218,300,194	53,344,930	120,575,375
Shares issued to holders in reinvestments of dividends	6,787,230	11,172,557	10,118,059	23,452,719
Shares redeemed	(33,771,451)	(71,662,980)	(40,682,793)	(119,299,396)
Shares outstanding, end of period	605,709,698	502,003,522	500,888,816	478,108,620

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	49

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Bridge Builder Large Cap Value Fund		Bridge Builder Small/Mid Cap Growth Fund
	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Operations
Net investment income	$86,686,835	$154,781,494	$8,007,307	$15,012,715
Net realized gain/(loss)	47,265,587	41,929,115	41,886,138	157,518,302
Net change in unrealized appreciation/(depreciation)	676,953,657	464,405,374	148,972,034	252,730,487
Net increase/(decrease) in net assets resulting from operations	810,906,079	661,115,983	198,865,479	425,261,504
Distributions to Shareholders
Total distributable earnings	(93,697,380)	(261,262,694)	(167,829,928)	(188,711,939)
Total distributions	(93,697,380)	(261,262,694)	(167,829,928)	(188,711,939)
Capital Transactions
Proceeds from shares sold	1,423,996,622	2,113,925,665	384,754,501	712,366,764
Reinvestment of dividends	93,697,380	261,262,694	167,829,928	188,711,939
Cost of shares redeemed	(702,104,520)	(1,146,111,437)	(321,557,711)	(735,635,960)
Net increase/(decrease) from capital transactions	815,589,482	1,229,076,922	231,026,718	165,442,743
Net increase/(decrease) in net assets	1,532,798,181	1,628,930,211	262,062,269	401,992,308
Net Assets
Beginning of period	8,731,076,297	7,102,146,086	4,024,072,920	3,622,080,612
End of period	$10,263,874,478	$8,731,076,297	$4,286,135,189	$4,024,072,920

Change in Shares Outstanding
Shares outstanding, beginning of period	686,911,070	585,931,695	282,304,411	267,895,333
Shares sold	108,698,095	172,651,795	27,082,603	52,748,730
Shares issued to holders in reinvestments of dividends	7,051,434	22,201,836	11,804,558	15,753,297
Shares redeemed	(53,743,200)	(93,874,256)	(22,590,331)	(54,092,949)
Shares outstanding, end of period	748,917,399	686,911,070	298,601,241	282,304,411

The accompanying notes are an integral part of these financial statements.

50	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

	Bridge Builder Small/Mid Cap Value Fund		Bridge Builder International Equity Fund
	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019	Period Ended December 31, 2019 (Unaudited)	Year Ended June 30, 2019
Operations
Net investment income	$38,859,782	$65,487,081	$100,108,393	$220,008,848
Net realized gain/(loss)	38,171,379	(35,001,216)	26,460,037	(70,817,356)
Net change in unrealized appreciation/(depreciation)	341,170,551	30,937,304	781,632,731	51,604,056
Net increase/(decrease) in net assets resulting from operations	418,201,712	61,423,169	908,201,161	200,795,548
Distributions to Shareholders
Total distributable earnings	(69,918,971)	(188,494,227)	(282,965,029)	(274,598,118)
Total distributions	(69,918,971)	(188,494,227)	(282,965,029)	(274,598,118)
Capital Transactions
Proceeds from shares sold	472,401,838	1,169,018,286	1,764,432,399	3,914,930,395
Reinvestment of dividends	69,918,971	188,494,227	282,965,029	274,598,118
Cost of shares redeemed	(331,906,330)	(606,616,491)	(695,730,610)	(1,005,677,864)
Net increase/(decrease) from capital transactions	210,414,479	750,896,022	1,351,666,818	3,183,850,649
Net increase/(decrease) in net assets	558,697,220	623,824,964	1,976,902,950	3,110,048,079
Net Assets
Beginning of period	4,809,644,007	4,185,819,043	10,645,356,370	7,535,308,291
End of period	$5,368,341,227	$4,809,644,007	$12,622,259,320	$10,645,356,370

Change in Shares Outstanding
Shares outstanding, beginning of period	416,449,124	349,571,673	935,579,086	649,332,631
Shares sold	40,217,331	101,075,626	154,244,035	350,104,118
Shares issued to holders in reinvestments of dividends	5,661,455	18,620,999	23,521,615	27,294,795
Shares redeemed	(28,128,144)	(52,819,174)	(60,584,893)	(91,152,458)
Shares outstanding, end of period	434,199,766	416,449,124	1,052,759,843	935,579,086

The accompanying notes are an integral part of these financial statements.

Semiannual Report • December 31, 2019	51

Bridge Builder Mutual Funds

Financial Highlights (Unaudited)

	Per Share Operating Performance
		Change in Net Assets Resulting from Operations			Less Distributions
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain/(loss)	Net increase/ (decrease) in net asset value from operations	Distributions from net investment income	Distributions from net realized gains	Total Distributions
Bridge Builder Core Bond Fund
Six months ended December 31, 2019 (Unaudited)	$10.34	0.16	0.11	0.27	(0.16)	(0.03)	(0.19)
For the year ended June 30, 2019(8)	$9.87	0.31	0.48	0.79	(0.32)	—	(0.32)
For the year ended June 30, 2018	$10.17	0.27	(0.28)	(0.01)	(0.29)	—	(0.29)
For the year ended June 30, 2017	$10.47	0.25	(0.22)	0.03	(0.26)	(0.07)	(0.33)
For the year ended June 30, 2016	$10.10	0.24	0.41	0.65	(0.26)	(0.02)	(0.28)
For the year ended June 30, 2015	$10.14	0.24	(0.04)	0.20	(0.24)	—	(0.24)
Bridge Builder Core Plus Bond Fund
Six months ended December 31, 2019 (Unaudited)	$10.27	0.17	0.06	0.23	(0.19)	(0.14)	(0.33)
For the year ended June 30, 2019(8)	$9.81	0.35	0.48	0.83	(0.37)	—	(0.37)
For the year ended June 30, 2018	$10.09	0.29	(0.27)	0.02	(0.30)	—	(0.30)
For the year ended June 30, 2017	$10.28	0.24	(0.15)	0.09	(0.25)	(0.03)	(0.28)
For the period 7/13/15(6) - 6/30/16	$10.00	0.22	0.31	0.53	(0.23)	(0.02)	(0.25)
Bridge Builder Municipal Bond Fund
Six months ended December 31, 2019 (Unaudited)	$10.46	0.13	0.09	0.22	(0.13)	—	(0.13)
For the year ended June 30, 2019(8)	$10.09	0.27	0.37	0.64	(0.27)	—	(0.27)
For the year ended June 30, 2018	$10.14	0.21	(0.05)	0.16	(0.21)	—	(0.21)
For the year ended June 30, 2017	$10.38	0.19	(0.23)	(0.04)	(0.19)	(0.01)	(0.20)
For the period 9/14/15(6) - 6/30/16	$10.00	0.16	0.38	0.54	(0.15)	(0.01)	(0.16)
Bridge Builder Large Cap Growth Fund
Six months ended December 31, 2019 (Unaudited)	$14.64	0.07	1.44	1.51	(0.14)	(0.18)	(0.32)
For the year ended June 30, 2019(8)	$13.53	0.15	1.60	1.75	(0.14)	(0.50)	(0.64)
For the year ended June 30, 2018	$11.59	0.12	1.92	2.04	(0.10)	—	(0.10)
For the year ended June 30, 2017	$9.89	0.10	1.69	1.79	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.83	0.09	0.02	0.11	(0.05)	—	(0.05)
For the period 4/27/15(6) - 6/30/15	$10.00	0.01	(0.18)	(0.17)	—	—	—
Bridge Builder Large Cap Value Fund
Six months ended December 31, 2019 (Unaudited)	$12.71	0.12	1.00	1.12	(0.12)	(0.01)	(0.13)
For the year ended June 30, 2019(8)	$12.12	0.24	0.74	0.98	(0.23)	(0.16)	(0.39)
For the year ended June 30, 2018	$11.38	0.20	0.82	1.02	(0.19)	(0.09)	(0.28)
For the year ended June 30, 2017	$9.86	0.18	1.52	1.70	(0.18)	—	(0.18)
For the year ended June 30, 2016	$9.81	0.17	0.05	0.22	(0.17)	0.00 (7)	(0.17)
For the period 4/27/15(6) - 6/30/15	$10.00	0.03	(0.19)	(0.16)	(0.03)	—	(0.03)
Bridge Builder Small/Mid Cap Growth Fund
Six months ended December 31, 2019 (Unaudited)	$14.25	0.03	0.65	0.68	(0.05)	(0.53)	(0.58)
For the year ended June 30, 2019(8)	$13.52	0.05	1.39	1.44	(0.05)	(0.66)	(0.71)
For the year ended June 30, 2018	$11.49	0.05	2.12	2.17	(0.04)	(0.10)	(0.14)
For the year ended June 30, 2017	$9.62	0.03	1.88	1.91	(0.04)	—	(0.04)
For the year ended June 30, 2016	$9.96	0.03	(0.35)	(0.32)	(0.02)	—	(0.02)
For the period 4/27/15(6) - 6/30/15	$10.00	0.01	(0.05)	(0.04)	—	—	—
Bridge Builder Small/Mid Cap Value Fund
Six months ended December 31, 2019 (Unaudited)	$11.55	0.09	0.88	0.97	(0.16)	—	(0.16)
For the year ended June 30, 2019(8)	$11.97	0.17	(0.10)	0.07	(0.14)	(0.35)	(0.49)
For the year ended June 30, 2018	$11.15	0.15	0.81	0.96	(0.13)	(0.01)	(0.14)
For the year ended June 30, 2017	$9.50	0.11	1.63	1.74	(0.09)	—	(0.09)
For the year ended June 30, 2016	$9.87	0.08	(0.38)	(0.30)	(0.06)	(0.01)	(0.07)
For the period 4/27/15(6) - 6/30/15	$10.00	0.02	(0.15)	(0.13)	—	—	—
Bridge Builder International Equity Fund
Six months ended December 31, 2019 (Unaudited)	$11.38	0.10	0.79	0.89	(0.28)	—	(0.28)
For the year ended June 30, 2019(8)	$11.60	0.28	(0.14)	0.14	(0.22)	(0.14)	(0.36)
For the year ended June 30, 2018	$11.07	0.21	0.56	0.77	(0.19)	(0.05)	(0.24)
For the year ended June 30, 2017	$9.45	0.15	1.60	1.75	(0.13)	—	(0.13)
For the period 7/6/15(6) - 6/30/16	$10.00	0.16	(0.67)	(0.51)	(0.04)	—	(0.04)

(1)	Annualized for periods less than one year.

(2)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

(3)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(4)	Ratios do not include the impact of the expenses of the underlying funds in which the fund invests.

(5)	Portfolio turnover is not annualized for periods less than one year.

(6)	Inception Date.

(7)	Less than $0.005.

(8)	Per share amounts based on average number of shares outstanding during the year

The accompanying notes are an integral part of these financial statements.

52	Semiannual Report • December 31, 2019

	Ratios/Supplemental Data
			Ratios to Average Net Assets of:(1)
Net asset value, end of period	Total return(2)(3)	Net assets, end of period (millions)	Expenses, before waivers(4)	Expenses, net of waivers	Net investment income/ (loss)	Portfolio turnover rate(5)

$10.42	1.38%	$15,751	0.34%	0.13%	2.99%	66%
$10.34	8.18%	$15,160	0.34%	0.14%	3.15%	153%
$9.87	(0.15)%	$15,805	0.35%	0.14%	2.71%	236%
$10.17	0.33%	$13,596	0.35%	0.15%	2.44%	232%
$10.47	6.51%	$10,762	0.36%	0.16%	2.32%	238%
$10.10	2.01%	$8,612	0.38%	0.18%	2.17%	115%

$10.17	1.19%	$19,115	0.39%	0.16%	3.22%	67%
$10.27	8.66%	$17,963	0.47%	0.24%	3.50%	242%
$9.81	0.18%	$11,063	0.41%	0.18%	2.93%	193%
$10.09	0.87%	$6,423	0.40%	0.18%	2.34%	198%
$10.28	5.43%	$4,410	0.43%	0.23%	2.23%	197%

$10.55	1.13%	$6,391	0.38%	0.16%	2.49%	13%
$10.46	6.42%	$5,253	0.39%	0.17%	2.64%	42%
$10.09	1.62%	$3,474	0.39%	0.19%	2.11%	27%
$10.14	(0.36)%	$2,565	0.40%	0.21%	1.88%	23%
$10.38	5.46%	$1,972	0.43%	0.25%	1.76%	21%

$15.83	10.36%	$7,928	0.45%	0.22%	0.97%	14%
$14.64	13.76%	$6,998	0.46%	0.22%	1.07%	31%
$13.53	17.66%	$6,136	0.47%	0.24%	1.01%	54%
$11.59	18.26%	$4,202	0.47%	0.28%	1.11%	44%
$9.89	1.14%	$2,323	0.49%	0.31%	0.89%	45%
$9.83	(1.70)%	$2,587	0.54%	0.37%	0.86%	7%

$13.70	8.85%	$10,264	0.46%	0.24%	1.87%	10%
$12.71	8.46%	$8,731	0.46%	0.25%	1.95%	24%
$12.12	9.01%	$7,102	0.47%	0.27%	1.72%	23%
$11.38	17.38%	$5,039	0.47%	0.30%	1.82%	23%
$9.86	2.35%	$2,595	0.49%	0.34%	1.83%	33%
$9.81	(1.62)%	$2,150	0.54%	0.40%	2.14%	7%

$14.35	4.85%	$4,286	0.66%	0.38%	0.39%	11%
$14.25	11.66%	$4,024	0.67%	0.39%	0.41%	23%
$13.52	18.96%	$3,622	0.67%	0.41%	0.38%	26%
$11.49	19.87%	$2,530	0.68%	0.43%	0.34%	27%
$9.62	(3.16)%	$1,647	0.71%	0.47%	0.41%	49%
$9.96	(0.40)%	$1,424	0.77%	0.49%	0.51%	12%

$12.36	8.43%	$5,368	0.66%	0.43%	1.55%	14%
$11.55	1.22%	$4,810	0.67%	0.43%	1.47%	38%
$11.97	8.62%	$4,186	0.67%	0.45%	1.32%	38%
$11.15	18.33%	$3,245	0.69%	0.47%	1.10%	48%
$9.50	(3.08)%	$1,877	0.73%	0.54%	1.19%	49%
$9.87	(1.30)%	$887	0.81%	0.62%	1.21%	8%

$11.99	7.77%	$12,622	0.65%	0.34%	1.77%	16%
$11.38	1.57%	$10,645	0.64%	0.36%	2.49%	16%
$11.60	6.85%	$7,535	0.65%	0.38%	2.15%	20%
$11.07	18.78%	$5,164	0.67%	0.42%	2.17%	22%
$9.45	(5.06)%	$2,466	0.69%	0.46%	1.99%	18%

The accompanying notes are an integral part of these financial statements.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited)

1. ORGANIZATION

The Bridge Builder Trust (the “Trust”) is a Delaware statutory trust organized under the laws of the State of Delaware on December 19, 2012, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of December 31, 2019, the Trust consisted of nine series, of which the eight active series identified below are presented in this report (each a “Fund,” and collectively, the “Funds”). The one remaining series is inactive and currently not available for purchase.

Olive Street Investment Advisers, LLC (the “Adviser”) acts as investment adviser to the Funds.

Fund	Investment Objective
Bridge Builder Core Bond Fund (“Core Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Core Plus Bond Fund (“Core Plus Bond Fund”)	To provide total return (capital appreciation plus income)
Bridge Builder Municipal Bond Fund (“Municipal Bond Fund”)	To provide current income exempt from federal tax, with a secondary goal of preservation of investment principal
Bridge Builder Large Cap Growth Fund (“Large Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Large Cap Value Fund (“Large Cap Value Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)	To provide capital appreciation
Bridge Builder Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)	To provide capital appreciation
Bridge Builder International Equity Fund (“International Equity Fund”)	To provide capital appreciation

The Funds are diversified and each currently offers a single class of shares. The Funds are available for investment exclusively through Edward Jones Advisory Solutions®.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of GAAP.

a) Use of Estimates – The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

b) Investment Valuation – All securities and other investments are recorded at their estimated fair value, as described in Note 4.

c) Federal Income Taxes – Each Fund is treated as a separate taxable entity for federal income tax purposes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of their net investment income and capital gains to shareholders. As a result, no provision for federal income tax is recorded in the financial statements.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has reviewed the Funds’ tax positions for all open tax years (the prior three years of tax filings or since inception, if shorter, are considered open for examination) and has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

As of December 31, 2019, the Funds had no tax examinations or audits in progress.

d) Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income for the Core Bond, Core Plus Bond and Municipal Bond Funds are generally declared daily and paid monthly. The Large Cap Value Fund will generally declare and pay distributions of net investment income quarterly. The Large Cap Growth, Small/Mid Cap Growth, Small/Mid Cap Value and International Equity Funds will generally declare and pay distributions of net investment income annually, as necessary. Realized capital gains, if any, are distributed by each Fund at least annually, as necessary. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature, these amounts are reclassified within the capital accounts in the financial statements to reflect their tax character.

e) Indemnifications – In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Trust that have not yet occurred.

f) Investment Transactions, Income and Expense Allocation – Investment transactions are recorded on trade date. Securities gains and losses, net of foreign taxes withheld, if any, are calculated on the basis of identified cost. Dividend income (expense), net of foreign taxes withheld, if any, is recognized on ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as the information becomes available, which may be after the published ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Issuance fees, if any, are custodial fees on American Depositary Receipts (“ADRs”) charged by ADR agents on ADR dividends and are recorded when paid. Interest income is recognized on an accrual basis, while discounts and premiums on securities purchased are amortized or accreted, respectively, using the constant yield method over the life of the security. Expenses common to multiple Funds are allocated among the respective Funds based upon their relative net asset values or other reasonable allocation methods.

g) Foreign Currency Translation and Transactions – The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized gains/(losses) on investments in securities and derivatives and net change in unrealized appreciation/(depreciation) on investment securities and derivatives on the Statements of Operations.

3. SECURITIES AND OTHER INVESTMENTS

a) Delayed Delivery Securities – Certain Funds may enter into contracts to purchase mortgage securities for a fixed price at a future date beyond customary settlement time if the Fund sets aside on its books liquid assets in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

other securities it owns. In the case of delayed delivery mortgage purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a contract, with the actual principal amount being within a specified range of the estimate. For these obligations, the Fund will earmark liquid assets in an amount sufficient to cover its obligations. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. This risk is in addition to the risk of decline in the value of the Fund’s other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in a loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if it deems it appropriate to do so.

A Fund may enter into delayed delivery sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of the sale commitments are not received until the contractual settlement date. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or (loss) on the commitment without regard to any unrealized appreciation/(depreciation) on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or (loss) from the sale of the securities based upon the unit price established at the date the commitment was entered into.

b) Derivatives – The Funds invest in derivatives as permitted by their investment strategies and policies. Derivatives are financial instruments whose value is based on the value of another underlying asset, interest rate, index or financial instrument.

Futures Contracts – Certain Funds may enter into futures contracts, which are agreements between two parties to buy or sell a specified underlying instrument for a fixed price on a specified future date. The Funds buy and sell futures contracts to gain or hedge exposure to certain risk factors. Upon entering into a futures contract, the Funds are required to deposit with the broker cash or securities, which are referred to as initial margin. Securities deposited as initial margin are designated on the Summary Schedule of Investments, and cash deposited is recorded as Deposits at broker for futures contracts on the Statements of Assets and Liabilities. Exchange traded futures are marked to market daily based on the price movement of the contract. This change in value creates either a payable or receivable for the Fund as either more or less margin is required by the clearing agent. This change in value, known as variation margin, is moved daily between the Fund and its counterparty. A change in the market value of an open futures contract is recorded as unrealized appreciation/(depreciation) until the contract is closed. When a contract is closed, the Fund will record a realized gain or (loss) equal to the difference between the proceeds of the closing transaction and the Fund’s basis in the contract. Futures contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Forward Foreign Currency Exchange Contracts – Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short-term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation/ (depreciation). When the contract is closed in its foreign currency, the Funds record a realized gain or (loss) equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Repurchase Agreements – In a repurchase agreement, a Fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a Fund to counterparty risk, meaning that the Fund could lose money if the other party fails to perform under the terms of the agreement. A Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by a Fund’s custodian (or, with multiparty agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty. Certain Funds may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian under a Master Repurchase Agreement for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. A Fund may participate with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities. Repurchase agreements are subject to master netting agreements, which are agreements between a Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Repurchase agreement amounts, if any, presented on the Summary Schedule of Investments are gross settlement amounts.

Swap Contracts – Certain Funds may invest in swap contracts. Swap contracts are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap contracts may be privately negotiated in the over-the-counter market (“OTC Swaps”) or may be cleared through a third-party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into credit default, interest rate and/or total return swap contracts to manage the Fund’s exposure to credit, interest rate and equity risk. Securities or cash may be used as collateral or margin in accordance with the terms of the swap contract in order to provide assets in the event of a default or bankruptcy.

Centrally Cleared Swaps are marked to market daily and the change, if any, is recorded as variation margin on centrally cleared swap contracts on the Statements of Assets and Liabilities. OTC Swaps are marked to market daily and the change, if any, is included in the over-the-counter swap contracts, at value line item on the Statements of Assets and Liabilities. Both OTC and Centrally Cleared Swaps show this component as change in unrealized appreciation/(depreciation) on the Statements of Operations. Swap variation margin is accounted for as unrealized appreciation/(depreciation) until the contract is closed, at which time the gains or (losses) are realized. Upfront premiums received/(paid) represent cash payments made upon the opening of the swap contract to compensate for differences between the stated terms of the contract and the current market value contract. These upfront payments are recorded as assets/(liabilities) and are included within the market value of the swap contract. Upon liquidation or termination of the swap contract, these payments are recorded as realized gain/(loss) on the Statements of Operations. Net periodic payments received/(paid) by the Fund are also included in the realized gain/ (loss) on swap contracts on the Statements of Operations. Swap contracts outstanding, including their respective notional amounts at period end, if any, are listed within each Fund’s Summary Schedule of Investments.

Interest Rate Swaps – Certain Funds may enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Credit Default Swap Contracts – Certain Funds may enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default swap contract,

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

the protection buyer typically makes an upfront payment and a periodic stream of payments to the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or other equally ranked obligations of the reference entity. As a seller of protection on a credit default swap contract, the Fund will generally receive from the protection buyer a fixed rate of income throughout the term of the swap provided there is no credit event. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or (loss).

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Summary Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Summary Schedule of Investments.

Total Return Swap Contracts – Certain Funds may enter into total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as net realized gain/(loss) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Summary Schedule of Investments.

c) Loan Participation, Assignments and Unfunded Commitments – Certain Funds may enter into loan participations and assignments. When one of the Funds purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the loan may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the

58	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

unfunded portion of the investment is determined using pro-rata allocation, based on its par value relative to the par value of the entire investment. The unfunded loan commitments are marked daily and any unrealized appreciation/ (depreciation) from unfunded commitments is reported in the Statements of Assets and Liabilities as well as the Statements of Operations. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of the loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments, and certain loan participations and assignments which were liquid, when purchased, may become illiquid. The following table summarizes the Fund’s unfunded loan positions as of December 31, 2019.

Fund	Borrower	Unfunded Bank Loan Commitment	Value of Underlying Bank Loan Commitment	Unrealized Appreciation/ (Depreciation)
Core Plus Bond Fund	McDermott International, Inc.	$816,988	$831,531	$14,543
Core Plus Bond Fund	Pacific Gas and Electric Company	4,796,720	4,803,981	7,261

				$21,804

d) Restricted Securities – The Funds may own investment securities that are unregistered or have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued after giving due consideration to pertinent factors, including recent private sales, market conditions and the issuer’s financial performance. Where future disposition of these securities requires registration under the Securities Act of 1933, a Fund may have the right to include these securities in such registration, generally without cost to the Fund. A Fund generally has no right to require registration of the unregistered securities it holds. The Adviser has determined, as of December 31, 2019, the restricted securities held by the following Fund to be liquid and illiquid pursuant to the Fund’s liquidity risk management program.

	Restricted Securities
Fund	Illiquid	Liquid
Core Bond Fund	$—	$921,477

e) Defaulted Securities – Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when the collection of the interest income has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

f) Sale-buyback and Buy-saleback Transactions – A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions.

As of December 31, 2019, the Core Plus Bond Fund participated in sale-buyback transactions. The payable for investments purchased related to sale-buyback transactions were $211,306,580, with an average amount borrowed of $272,957,003 and incurred interest expense of $945,963 with a weighted average interest rate of 1.81%.

A buy-saleback lending transaction consists of a purchase of a security by a Fund from a counterparty, with a simultaneous agreement to sell the same or substantially the same security at an agreed-upon price and date. The

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

party who sold the security is not entitled to receive principal and interest payments, if any, made on the security during the term of the agreement. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under buy-saleback transactions.

As of December 31, 2019, the Core Plus Bond Fund participated in buy-saleback transactions. The receivable for investments sold related to buy-saleback transactions were $82,727,072, with an average amount loaned of $3,596,142 and received interest income of $90,408 with a weighted average interest rate of 1.85%.

Sale-buyback and buy-saleback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of any pending sale-buyback and buy-saleback transactions as of period end is disclosed in each Fund’s Summary Schedule of Investments.

4. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange-traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Unaudited) (Continued)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented in the Summary Schedule of Investments.

Core Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,850,891,061	$53,935,751	$1,904,826,812
Corporate Bonds
Basic Materials	—	165,989,246	—	165,989,246
Communications	—	381,845,439	—	381,845,439
Consumer, Cyclical	—	244,317,415	—	244,317,415
Consumer, Non-cyclical	—	643,231,647	—	643,231,647
Diversified	—	3,727,110	—	3,727,110
Energy	—	487,290,924	—	487,290,924
Financials	—	1,800,894,294	—	1,800,894,294
Industrials	—	213,158,874	—	213,158,874
Technology	—	169,716,241	—	169,716,241
Utilities	—	519,066,555	—	519,066,555
Government Related	—	2,980,927,304	—	2,980,927,304
Mortgage-Backed Obligations	—	5,777,243,008	25,613,673	5,802,856,681
Preferred Stocks
Financials	2,647,650	—	—	2,647,650
Short-Term Investments
Money Market Funds	561,854,869	—	—	561,854,869
U.S. Treasury Bills	—	1,987,398	—	1,987,398
Time Deposits	—	244,852	—	244,852
Futures Contracts (1)	94	—	—	94
Swap Contracts (1)	—	1,108	—	1,108
Total Assets	$564,502,613	$15,240,532,476	$79,549,424	$15,884,584,513
Liabilities
Futures Contracts (1)	$(6,420,620)	$—	$—	$(6,420,620)
Swap Contracts (1)	—	(14,106,812)	—	(14,106,812)
Total Liabilities	$(6,420,620)	$(14,106,812)	$—	$(20,527,432)

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,304,401,800	$—	$2,304,401,800
Corporate Bonds
Basic Materials	—	173,492,520	—	173,492,520
Communications	—	692,622,517	14,381	692,636,898
Consumer, Cyclical	—	577,691,422	—	577,691,422
Consumer, Non-cyclical	—	999,885,936	—	999,885,936
Diversified	—	9,543,548	—	9,543,548
Energy	—	657,420,403	2,964,742	660,385,145
Financials	—	1,949,921,022	—	1,949,921,022
Industrials	—	297,229,407	—	297,229,407
Technology	—	277,015,872	—	277,015,872
Utilities	—	312,621,520	—	312,621,520
Convertible Securities
Communications	—	6,924,226	—	6,924,226
Consumer, Cyclical	—	3,140,149	—	3,140,149
Consumer, Non-cyclical	—	7,374,361	—	7,374,361
Energy	—	2,031,175	—	2,031,175
Industrials	—	1,923,885	—	1,923,885
Government Related	—	4,054,464,038	—	4,054,464,038
Mortgage-Backed Obligations	—	6,282,988,611	—	6,282,988,611
Bank Loans	—	490,090,606	—	490,090,606
Common Stocks
Communications	8,264,191	—	27,180	8,291,371
Consumer, Cyclical	4,610,169	—	—	4,610,169
Convertible Preferred Stocks
Consumer, Non-cyclical	7,134,407	—	—	7,134,407
Warrants	—	—	12,219,325	12,219,325
Short-Term Investments
Money Market Funds	247,370,044	—	—	247,370,044
Government Related	—	111,865,554	—	111,865,554
Commercial Paper	—	16,964,270	—	16,964,270
Repurchase Agreements	—	252,000,000	—	252,000,000
U.S. Treasury Bills	—	79,776,300	—	79,776,300
Time Deposits	—	7,081,791	—	7,081,791
Futures Contracts (1)	5,080,861	—	—	5,080,861
Forward Foreign Currency Exchange Contracts (1)	—	3,519,539	—	3,519,539
Swap Contracts (1)	—	42,611,057	—	42,611,057
Total Assets	$272,459,672	$19,614,601,529	$15,225,628	$19,902,286,829
Liabilities
Futures Contracts (1)	$(20,212,412)	$—	$—	$(20,212,412)
Forward Foreign Currency Exchange Contracts (1)	—	(17,216,492)	—	(17,216,492)
Swap Contracts (1)	—	(9,429,696)	—	(9,429,696)
Total Liabilities	$(20,212,412)	$(26,646,188)	$—	$(46,858,600)

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Notes to Financial Statements (Unaudited) (Continued)

Municipal Bond Fund
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$511,702,355	$—	$511,702,355
General Obligation	—	1,265,575,762	—	1,265,575,762
General Revenue	—	1,755,401,130	—	1,755,401,130
Healthcare	—	937,492,105	—	937,492,105
Housing	—	264,789,458	—	264,789,458
Transportation	—	977,742,772	—	977,742,772
Utilities	—	524,115,196	—	524,115,196
Short-Term Investments
Money Market Funds	106,628,587	—	—	106,628,587
Time Deposits	—	32,882	—	32,882
Futures Contracts (1)	268,750	—	—	268,750
Total Assets	$106,897,337	$6,236,851,660	$—	$6,343,748,997

Large Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$692,518,997	$—	$—	$692,518,997
Consumer Discretionary	1,227,635,090	57,081,891	—	1,284,716,981
Consumer Staples	509,246,386	—	—	509,246,386
Energy	122,642,875	—	—	122,642,875
Financials	413,664,705	—	—	413,664,705
Healthcare	1,391,579,284	—	—	1,391,579,284
Industrials	472,123,954	55,314,347	—	527,438,301
Information Technology	2,439,641,114	16,904,348	—	2,456,545,462
Materials	175,071,177	—	—	175,071,177
Real Estate	157,582,712	—	—	157,582,712
Short-Term Investments
Money Market Funds	188,354,922	—	—	188,354,922
Time Deposits	—	2,806,531	—	2,806,531
Total Assets	$7,790,061,216	$132,107,117	$—	$7,922,168,333

Large Cap Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$514,551,858	$—	$—	$514,551,858
Consumer Discretionary	1,207,492,849	71,741,131	—	1,279,233,980
Consumer Staples	730,131,085	45,909,745	—	776,040,830
Energy	547,105,290	—	—	547,105,290
Financials	1,897,129,774	—	—	1,897,129,774
Healthcare	1,176,321,868	52,165,173	—	1,228,487,041
Industrials	1,503,380,300	—	—	1,503,380,300
Information Technology	1,038,839,371	78,569,867	—	1,117,409,238
Materials	591,681,866	—	—	591,681,866
Real Estate	287,729,022	—	—	287,729,022
Utilities	216,198,092	—	—	216,198,092
Short-Term Investments
Money Market Funds	271,094,308	—	—	271,094,308
Time Deposits	—	3,519,926	—	3,519,926
Total Assets	$9,981,655,683	$251,905,842	$—	$10,233,561,525

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Bridge Builder Mutual Funds

Notes to Financial Statements (Unaudited) (Continued)

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$132,393,298	$—	$—		$132,393,298
Consumer Discretionary	476,178,028	—	—		476,178,028
Consumer Staples	242,448,561	—	—		242,448,561
Energy	34,064,025	—	—		34,064,025
Financials	394,193,833	—	—		394,193,833
Healthcare	892,414,405	—	—		892,414,405
Industrials	679,453,703	—	—		679,453,703
Information Technology	1,055,443,954	—	—		1,055,443,954
Materials	149,761,292	—	—		149,761,292
Real Estate	138,145,642	—	—		138,145,642
Utilities	6,562,964	—	—		6,562,964
Rights
Healthcare	—	—	1,752		1,752
Materials	—	—	3,508		3,508
Short-Term Investments
Money Market Funds	81,363,317	—	—		81,363,317
Time Deposits	—	2,022,425	—		2,022,425
Total Assets	$4,282,423,022	$2,022,425	$5,260		$4,284,450,707

Small/Mid Cap Value Fund
	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$144,876,470	$—	$—		$144,876,470
Consumer Discretionary	529,109,906	—	—		529,109,906
Consumer Staples	166,822,365	—	—		166,822,365
Energy	244,418,639	—	—		244,418,639
Financials	1,213,873,554	—	—	(2)	1,213,873,554
Healthcare	349,241,713	—	—		349,241,713
Industrials	898,672,213	—	—		898,672,213
Information Technology	650,083,931	—	—		650,083,931
Materials	290,407,404	—	—		290,407,404
Real Estate	415,620,172	—	—		415,620,172
Utilities	364,763,404	—	—		364,763,404
Rights
Healthcare	—	—	189		189
Short-Term Investments
Money Market Funds	94,695,730	—	—		94,695,730
Time Deposits	—	4,343,867	—		4,343,867
Total Assets	$5,362,585,501	$4,343,867	$189		$5,366,929,557

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Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$60,177,091	$1,120,689,908	$—	$1,180,866,999
Consumer Discretionary	214,880,762	1,482,840,688	—	1,697,721,450
Consumer Staples	61,348,272	929,670,129	—	991,018,401
Energy	28,380,141	679,810,878	—	708,191,019
Financials	158,260,897	1,925,315,249	—	2,083,576,146
Healthcare	215,116,243	1,452,648,817	—	1,667,765,060
Industrials	155,626,329	1,610,432,268	—	1,766,058,597
Information Technology	489,257,358	958,450,354	—	1,447,707,712
Materials	—	288,432,936	—	288,432,936
Real Estate	1,546,890	68,213,692	—	69,760,582
Utilities	1,493,055	322,132,932	—	323,625,987
Preferred Stocks
Consumer Discretionary	—	27,591,914	—	27,591,914
Consumer Staples	—	744,900	—	744,900
Healthcare	—	308,459	—	308,459
Materials	—	188,549	—	188,549
Rights
Energy	27,562	—	—	27,562
Industrials	—	3,856	—	3,856
Short-Term Investments
Money Market Funds	332,819,135	—	—	332,819,135
Time Deposits	—	3,781,009	—	3,781,009
Forward Foreign Currency Exchange Contracts (1)	—	5,716	—	5,716
Total Assets	$1,718,933,735	$10,871,262,254	$—	$12,590,195,989

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

(2)	Includes a security valued at $0.

The Core Bond, Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value all held Level 3 securities at the end of the period. In the aggregate, securities classified as Level 3 in the Core Plus Bond, Small/Mid Cap Growth, and Small/Mid Cap Value have been deemed immaterial.

Quantitative Information about Level 3 Fair Value Measurements*

Core Bond Fund

Investment Type	Fair Value at 12/31/19	Valuation Methodology	Unobservable Inputs	Input Value/Range	Weighted Average
Asset-Backed Obligations	$5,700,000	Cost Basis	Purchase Price	$100.00	$100.00
Mortgage-Backed Obligations	$6,455,318	Cost Basis	Purchase Price	$99.90	$99.90

*The table above does not include Level 3 securities that are valued by brokers. At December 31, 2019, the value of these securities was $67,394,106 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

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Notes to Financial Statements (Unaudited) (Continued)

The realized and unrealized gains/(losses) from Level 3 transactions are included with the net realized gain/(loss) on investments and net change in unrealized appreciation/(depreciation) on investments on the Statements of Operations, respectively. The net change in unrealized appreciation/(depreciation) on investments related to Level 3 securities held by the Core Bond Fund at December 31, 2019 totals $(43,940).

5. DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their investment strategy to achieve their stated investment objective. The Funds’ derivative contracts held at period end are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities across derivative types that are subject to master netting arrangements in the Statements of Assets and Liabilities. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivative instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at period end.

	Assets			Liabilities
	Unrealized Appreciation on Futures Contracts*	Swaps at Value *	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts*	Swaps at Value*	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Interest Rate Risk:
Core Bond Fund	$94	$1,108	$—	$(6,420,620)	$(14,106,812)	$—
Core Plus Bond Fund	5,080,861	26,224,473	—	(20,212,412)	(5,809,827)	—
Municipal Bond Fund	268,750	—	—	—	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	—	3,519,539	—	—	(17,216,492)
International Equity Fund	—	—	5,716	—	—	—
Credit Risk:
Core Plus Bond Fund	—	16,386,584	—	—	(3,619,869)	—

*

May include cumulative unrealized appreciation/(deprecation) as reported on the Summary Schedule of Investments. Only current day’s variation margin is reported on the Statements of Assets and Liabilities for exchange-traded derivatives and centrally-cleared derivatives.

The following table lists the effect of derivative instruments held by the Funds, by primary underlying risk and contract type, on the Statements of Operations for the period ended December 31, 2019.

	Realized Gain/(Loss) on Derivatives recognized as a result of Operations			Net Change in Unrealized Appreciation / (Depreciation) on Derivatives recognized as a result of Operations
	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps
Interest Rate Risk:
Core Bond Fund	$33,396,364	$—	$(294,893)	$(20,566,420)	$—	$(9,268)
Core Plus Bond Fund	49,309,022	—	(9,926,577)	(55,055,781)	—	10,167,194
Municipal Bond Fund	(1,787,031)	—	—	1,254,687	—	—
Foreign Exchange Risk:
Core Plus Bond Fund	—	10,195,073	—	—	(5,406,990)	—
International Equity Fund	—	27,395	—	—	5,716	—
Credit Risk:
Core Plus Bond Fund	—	—	4,878,230	—	—	3,501,729

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Notes to Financial Statements (Unaudited) (Continued)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type, net of amounts available for offset under a master netting agreement and the related collateral received or pledged by the Funds as of December 31, 2019:

Core Plus Bond Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Bank of America	Credit Default Swap Contracts	$147,908	$—	$147,908	$—	$—	$147,908
Bank of America	Forward Foreign Currency Exchange Contracts	51,874	(51,874)	—	—	—	—
Barclays Bank	Credit Default Swap Contracts	367,948	(367,948)	—	—	—	—
BNP Paribas	Forward Foreign Currency Exchange Contracts	1,860,592	(1,860,592)	—	—	—	—
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	26,397	(26,397)	—	—	—	—
Deutsche Bank	Credit Default Swap Contracts	180,510	—	180,510	—	(180,510)	—
Deutsche Bank	Forward Foreign Currency Exchange Contracts	2,782	—	2,782	—	—	2,782
Goldman Sachs	Credit Default Swap Contracts	2,480,791	(208,052)	2,272,739	—	(1,100,000)	1,172,739
Goldman Sachs	Forward Foreign Currency Exchange Contracts	1,312,532	(1,312,532)	—	—	—	—
HSBC Bank	Forward Foreign Currency Exchange Contracts	20,202	—	20,202	—	—	20,202
J.P. Morgan	Credit Default Swap Contracts	549,310	(154,285)	395,025	—	—	395,025

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (Continued)
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
J.P. Morgan	Forward Foreign Currency Exchange Contracts	$3,058	$(3,058)	$—	$—	$—	$—
Morgan Stanley	Credit Default Swap Contracts	2,071,388	—	2,071,388	—	—	2,071,388
Morgan Stanley	Forward Foreign Currency Exchange Contracts	216,741	(216,741)	—	—	—	—
UBS	Forward Foreign Currency Exchange Contracts	25,361	(25,361)	—	—	—	—
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		9,317,394	(4,226,840)	5,090,554	—	(1,280,510)	3,810,044

	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged
Bank Of America	Forward Foreign Currency Exchange Contracts	$537,923	$(51,874)	$486,049	$—	$—	$486,049
Barclays Bank	Credit Default Swap Contracts	544,842	(367,948)	176,894	—	—	176,894
BNP Paribas	Forward Foreign Currency Exchange Contracts	9,175,602	(1,860,592)	7,315,010	—	—	7,315,010
Citigroup Global Markets	Forward Foreign Currency Exchange Contracts	454,842	(26,397)	428,445	—	—	428,445
Goldman Sachs	Credit Default Swap Contracts	208,052	(208,052)	—	—	—	—

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Notes to Financial Statements (Unaudited) (Continued)

Core Plus Bond Fund (Continued)
	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged
Goldman Sachs	Forward Foreign Currency Exchange Contracts	$4,366,967	$(1,312,532)	$3,054,435	$—	$—	3,054,435
J.P. Morgan	Credit Default Swap Contracts	154,285	(154,285)	—	—	—	—
J.P. Morgan	Forward Foreign Currency Exchange Contracts	1,057,098	(3,058)	1,054,040	—	—	1,054,040
Morgan Stanley	Forward Foreign Currency Exchange Contracts	1,483,742	(216,741)	1,267,001	—	—	1,267,001
UBS	Forward Foreign Currency Exchange Contracts	140,318	(25,361)	114,957	—	—	114,957
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		18,123,671	(4,226,840)	13,896,831	—	—	13,896,831

International Equity Fund
	Investment Type	Gross Amounts of Recognized Assets Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Received
Brown Brothers Harriman & Co.	Forward Foreign Currency Exchange Contracts	$5,716	$—	$5,716	$—	$—	$5,716
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		5,716	—	5,716	—	—	5,716

(1)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty.

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Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund (Continued)
	Investment Type	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets & Liabilities	Gross Amounts Available for Offset	Net Amounts	Gross Amounts not offset in the Statements of Assets & Liabilities		Net Amount
Counterparty					Financial Instruments	Collateral Pledged
Total Financial Instruments Subject to a Master Netting Arrangement or Similar Arrangement		$—	$—	$—	$—	$—	$—

The Funds’ average monthly notional amount of derivatives during the period ended December 31, 2019 were as follows:

	Core Bond Fund	Core Plus Bond Fund*	Municipal Bond Fund	International Equity Fund
Futures Contracts
Average Notional Balance – Long	$884,870,999	$3,584,039,811	$—	$—
Average Notional Balance – Short	(39,710,812)	(326,208,042)	(62,974,934)	—
Forward Foreign Currency Exchange Contracts				—
Average Amounts – Purchased	—	1,200,516,571	—	—
Average Amounts – Sold	—	(579,224,264)	—	(176,418)
Credit Default Swaps				—
Average Amounts – Buy Protection	—	19,293,714	—	—
Average Amounts – Sell Protection	—	(578,230,167)	—	—
Interest Rate Swaps				—
Average Amounts – Pays Fixed Rate	250,355,143	428,757,143	—	—
Average Amounts – Receives Fixed Rate	(11,676,429)	(473,300,000)	—	—
Total Return Swaps				—
Average Amounts – Long	—	2,314,286	—	—
Average Amounts – Short	—	—	—	—

*	Notional amounts shown have been converted to USD.

6. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser acts as investment adviser to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) with the Trust. The Adviser is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds’ investments.

The Adviser provides the Trust with such investment research, advice and investment supervision as the Trust may from time to time consider necessary for the proper management of the assets of the Funds, and furnishes continuously an investment program for the Funds. In fulfilling this obligation, the Adviser, among other things, recommends the hiring and termination of, and monitors the ongoing performance of, one or more investment advisers (the “Sub-advisers”) and allocates Fund assets among the Sub-advisers.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Funds pay the Adviser an investment advisory fee at an annual rate based on a percentage of each Fund’s average daily net assets. In an effort to pass along lower fund expenses to shareholders, the Adviser does not retain any portion of the advisory fees. The Adviser has contractually agreed to waive its advisory fees for each Fund to the extent

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advisory fees paid to the Adviser exceed the aggregate advisory fees the Fund is required to pay its Sub-advisers. The annual advisory fee and amounts of advisory fees waived by the Adviser during the period ended December 31, 2019 are noted in the table below:

Fund	Annual Management Fee	Management Fees Waived by Adviser
Core Bond Fund	0.32%	$(16,134,760)
Core Plus Bond Fund	0.36	(21,261,507)
Municipal Bond Fund	0.36	(6,302,500)
Large Cap Growth Fund	0.44	(8,743,683)
Large Cap Value Fund	0.44	(10,102,140)
Small/Mid Cap Growth Fund	0.64	(5,651,455)
Small/Mid Cap Value Fund	0.64	(5,894,295)
International Equity Fund	0.60	(17,352,334)

None of the advisory fees waived by the Adviser pursuant to the agreement described above are subject to recoupment by the Adviser.

The Adviser has selected and the Board has approved the following Sub-advisers to sub-advise discrete portions of each of the Fund’s assets:

Fund	Sub-advisers
Core Bond Fund	Robert W. Baird & Co., Inc. J.P. Morgan Investment Management, Inc. Loomis, Sayles & Company, L.P. PGIM, Inc.
Core Plus Bond Fund	Pacific Investment Management Company LLC Loomis Sayles & Company, L.P. Metropolitan West Asset Management, LLC T. Rowe Price Associates, Inc.
Municipal Bond Fund	FIAM, LLC T. Rowe Price Associates, Inc. Wells Capital Management, Inc. BlackRock Investment Management, LLC
Large Cap Growth Fund	Lazard Asset Management LLC Sustainable Growth Advisers, LP Jennison Associates LLC BlackRock Investment Management, LLC
Large Cap Value Fund	Barrow, Hanley, Mewhinney & Strauss LLC Wellington Management Company LLP Artisan Partners Limited Partnership BlackRock Investment Management, LLC
Small/Mid Cap Growth Fund	Champlain Investment Partners, LLC ClearBridge Investments, LLC Eagle Asset Management, Inc. Stephens Investment Management Group, LLC BlackRock Investment Management, LLC
Small/Mid Cap Value Fund

Boston Partners Global Investors, Inc.

Vaughan Nelson Investment Management, L.P.

Silvercrest Asset Management Group LLC

Advisory Research, Inc.

BlackRock Investment Management, LLC

LSV Asset Management

MFS Investment Management

Diamond Hill Capital Management, Inc.

International Equity Fund	Baillie Gifford Overseas Limited Edinburgh Partners Limited Mondrian Investment Partners Limited WCM Investment Management BlackRock Investment Management, LLC Pzena Investment Management, LLC

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Subject to the supervision of the Adviser, the Sub-advisers provide the Funds, among other services, a continuous investment program and determine from time to time which securities or other investments shall be purchased, sold or exchanged for the Funds, including providing or obtaining such services as may be necessary in managing, acquiring or disposing of securities, cash or other investments. For their services as Sub-advisers to the Funds, each Sub-adviser is entitled to receive fees directly from each Fund it serves.

Pursuant to an operating expense limitation agreement between the Adviser and the Funds, effective until October 28, 2020, the Adviser has contractually agreed to waive its fees and/or reimburse Fund expenses (excluding acquired fund fees and expenses, portfolio transaction expenses, interest expense in connection with investment activities, taxes and non-routine expenses) to limit total annual fund operating expenses after fee waivers and/or expense reimbursements to each of the amounts listed below (each an “Expense Cap”).

Fund	Expense Cap
Core Bond Fund	0.48%
Core Plus Bond Fund	0.42
Municipal Bond Fund	0.48
Large Cap Growth Fund	0.51
Large Cap Value Fund	0.51
Small/Mid Cap Growth Fund	0.73
Small/Mid Cap Value Fund	0.73
International Equity Fund	0.67

The Trust has agreed to repay the expense reimbursement to the Adviser. However, the repayment of previously waived expenses is limited to amounts that do not cause the aggregate operating expenses of the Fund to exceed the current expense cap or the expense cap in place at the time the waiver was generated. The Adviser has up to three fiscal years from the time the expenses were reimbursed to request reimbursement from a Fund. During the period ended December 31, 2019, the Funds did not exceed the Expense Cap, and there are no expense reimbursements currently available for recoupment in future periods.

Administrator – Brown Brothers Harriman & Co. (“BBH”) acts as Administrator to the Trust pursuant to an Administrative Agency Agreement. As Administrator, BBH provides certain services to the Trust, including, among other responsibilities, administrative, tax, legal, accounting services, portfolio compliance monitoring, and financial reporting for the maintenance and operations of the Funds. In addition, BBH makes available the personnel and facilities to provide such services. In its capacity as Administrator, BBH does not have any responsibility or authority for the portfolio management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administrative Agency Agreement, the Trust has agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BBH in the performance of its duties. The amounts paid directly to the Administrator by the Funds for administrative services are included in the Administration fee in the Statements of Operations.

Custodian – BBH also acts as Custodian to the Trust. In this capacity, BBH holds all cash and, directly or through a book entry system or an agent, securities of each Fund, delivers and receives payment for securities sold by such Fund, collects income from investments of each Fund and performs other duties as set forth in the Custodian Agreement between the Trust, on behalf of the Funds, and BBH. Custodian fees are paid monthly and based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. The amounts paid directly to the Custodian by the Funds for custody services are included in Custody fees in the Statements of Operations.

Trustees – Trustee fees and expenses displayed in the Statements of Operations include amounts accrued by the Funds to pay remuneration to each Trustee who is not an “interested person” as defined by the 1940 Act (an “Independent Trustee”) of the Trust. The Trustees who are not Independent Trustees of the Trust are not compensated by the Trust.

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Affiliated Transactions – The Funds may participate in purchase and sale transactions with other Funds or accounts that have a common investment adviser or Sub-adviser, commonly referred to as “cross trades.” These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended December 31, 2019, the aggregate value of purchases and sales cross trades with other Funds or accounts were as follows:

	Purchases	Sales
Core Bond Fund	$—	$—
Core Plus Bond Fund	—	—
Municipal Bond Fund	—	—
Large Cap Growth Fund	3,999,088	677,911
Large Cap Value Fund	6,372,348	1,066,994
Small/Mid Cap Growth Fund	279,022	1,398,367
Small/Mid Cap Value Fund	158,424	1,166,278
International Equity Fund	—	147,531

7. INTERFUND LENDING AGREEMENT

On June 1, 2016, the Funds received exemptive relief from the SEC to enter into a master interfund lending agreement with each other that permits each Fund to lend money directly to and borrow money directly from other Funds for temporary purposes. Each Fund may lend to another Fund, in aggregate, up to 15% of its current net assets at the time of the loan and a Fund’s loans, in aggregate, to any one Fund under the agreement may not exceed 5% of the lending Fund’s net assets. A loan under the agreement will not exceed duration of seven days and interest is charged on borrowings at a rate determined based on current short-term market interest rates and short-term lending rates available to the Funds. As of December 31, 2019, the Funds have yet to lend under this agreement.

8. INVESTMENT TRANSACTIONS

For the period ended December 31, 2019, purchases and sales of investment securities, other than short-term investments, were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Purchases:
U.S. Government	$3,816,913,256	$7,628,624,336	$—	$—	$—	$—	$—	$—
Other	6,394,370,434	6,132,319,477	1,736,413,005	1,205,753,518	1,721,494,065	529,335,154	939,546,865	2,933,789,481
Sales:
U.S. Government	3,472,264,857	6,980,742,035	—	—	—	—	—	—
Other	6,406,490,854	5,388,691,774	701,280,971	1,001,732,029	865,445,401	442,911,069	694,545,036	1,728,273,713

9. FEDERAL INCOME TAX INFORMATION

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Temporary differences do not require reclassification. Temporary differences and permanent reclassifications have no effect on net assets. For the fiscal year ended June 30, 2019, the Funds made permanent book-to-tax reclassifications primarily related to the treatment of foreign currency, partnership taxable income, passive foreign investment company sales adjustments, paydowns, dividend re-designations and difference between book and tax accretion methods for market premium.

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For the fiscal year ended June 30, 2019, the Funds made the following reclassifications between total distributable earnings and paid-in capital:

	Total Distributable Earnings/(Loss)	Paid-In Capital
Core Bond Fund	$(5,670)	$5,670
Core Plus Bond Fund	—	—
Municipal Bond Fund	22,022	(22,022)
Large Cap Growth Fund	47	(47)
Large Cap Value Fund	(235)	235
Small/Mid Cap Growth Fund	—	—
Small/Mid Cap Value Fund	—	—
International Equity Fund	(988)	988

At June 30, 2019, gross unrealized appreciation and (depreciation) of investments and derivative contracts based on cost for federal income tax purposes were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Tax cost of Portfolio	$14,914,710,680	$18,121,530,168	$5,059,440,278	$5,180,994,351	$7,473,084,641	$3,108,244,189	$4,340,164,972	$10,102,151,201

Gross Unrealized Appreciation	535,428,175	605,370,659	190,486,678	1,862,512,772	1,503,354,345	1,067,147,715	716,130,633	1,338,555,656
Gross Unrealized Depreciation	(67,977,298)	(184,860,171)	(3,418,319)	(56,392,710)	(292,038,891)	(158,467,443)	(255,704,267)	(845,569,182)

Net Unrealized Appreciation/ (Depreciation)	$467,450,877	$420,510,488	$187,068,359	$1,806,120,062	$1,211,315,454	$908,680,272	$460,426,366	$492,986,474

The differences between book basis and tax basis appreciation/(depreciation) on investments is primarily attributable to wash sale loss deferrals, and differences in the tax treatment of mark to market on passive foreign investment companies, mark to market on derivatives, non-REIT return of capital, outstanding partnership basis and the amortization of premiums.

As of June 30, 2019, the components of total distributable earnings/(losses) on a tax basis were as follows:

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Accumulated Capital and
Other Losses (1)	$(34,528,730)	$—	$(14,947,150)	$(7,374,479)	$(18,823,126)	$—	$ (58,196,901)	$(59,015,712)
Other Gains/(Losses) (2)	(7,362,192)	(9,672,893)	(22,322)	(3,686)	(2,328)	(227)	—	(17,038)
Undistributed Net Ordinary Income	1,009,723	92,697,422	—	34,527,086	3,399,313	22,438,433	32,537,231	172,548,340
Undistributed Long Term Capital Gain	—	20,597,462	—	5,565	—	105,366,056	—	—
Unrealized Appreciation/ (Depreciation)	467,450,877	420,510,488	187,068,359	1,806,120,062	1,211,315,454	908,680,272	460,426,366	492,986,474

Total Distributable Earnings/(Losses)	$426,569,678	$524,132,479	$172,098,887	$1,833,274,548	$1,195,889,313	$1,036,484,534	$434,766,696	$606,502,064

(1)	Includes capital loss carryforwards and late year loss deferrals.

(2)	Includes straddle loss deferrals and organizational costs.

The differences between book basis and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including paydowns, organizational costs, straddle loss deferrals, and capital loss carryforwards.

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Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2019, the Funds had the following capital loss carryforwards. The capital loss carryforwards do not have an expiration date and will retain their character as either short-term or long-term capital losses. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

	Core Bond Fund	Core Plus Bond Fund	Municipal Bond Fund	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Growth Fund	Small/Mid Cap Value Fund	International Equity Fund
Short-Term	$16,947,333	$—	$6,489,970	$—	$—	$—	$—	$19,006,006
Long-Term	17,581,397	—	8,457,180	—	—	—	—	40,009,706

	$34,528,730	$—	$14,947,150	$—	$—	$—	$—	$59,015,712

At June 30, 2019 the Large Cap Growth, Large Cap Value and Small/Mid Cap Value Funds deferred, on a tax basis, post-October capital losses of $7,374,479, $18,823,126 and $58,196,901, respectively. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of a Fund’s next taxable year.

The tax character of distributions paid by the Funds during the fiscal periods ended June 30, 2019 and June 30, 2018 were as follows:

	Core Bond Fund		Core Plus Bond Fund		Municipal Bond Fund		Large Cap Growth Fund
	2019	2018	2019	2018	2019	2018	2019	2018
Distributions paid from:
Net Ordinary Income (1)	$507,218,573	$415,158,732	$570,931,619	$234,531,198	$1,838,066	$828,001	$89,835,036	$41,291,958
Tax Exempt Income	—	—	—	—	112,422,265	63,301,187	—	—
Net Long-term Capital Gains	—	—	—	—	—	—	203,110,633	—
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$507,218,573	$415,158,732	$570,931,619	$234,531,198	$114,260,331	$64,129,188	$292,945,669	$41,291,958

	Large Cap Value Fund		Small/Mid Cap Growth Fund		Small/Mid Cap Value Fund		International Equity Fund
	2019	2018	2019	2018	2019	2018	2019	2018
Distributions paid from:
Net Ordinary Income (1)	$162,988,789	$114,323,830	$53,634,791	$18,817,616	$64,175,282	$42,170,781	$199,914,003	$104,606,458
Tax Exempt Income	—	—	—	—	—	—	—	—
Net Long-term Capital Gains	98,273,905	30,311,007	135,077,148	13,939,090	124,318,945	2,212,232	74,684,115	24,280,569
Return of Capital	—	—	—	—	—	—	—	—

Total Distributions Paid	$261,262,694	$144,634,837	$188,711,939	$32,756,706	$188,494,227	$44,383,013	$274,598,118	$128,887,027

(1)	Net Ordinary Income includes net short-term capital gains, if any.

10. RISKS

Investing in the Funds may involve certain risks including, but not limited to, those described below. Please refer to the Funds’ prospectus and statement of additional information for more information on risks associated with investing in the Funds.

a) Interest Rate Risk – Certain Funds invest in fixed-income securities that change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Alternatively, if rates fall, the

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value of these investments generally increases. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed-income markets and result in a decline in the value of the fixed-income investments held by the Funds. The value of a fixed-income security with greater duration will be more sensitive to changes in interest rates than a similar security with shorter duration. Duration is a measure of the sensitivity of the price of a fixed-income security (or a portfolio of fixed-income securities) to changes in interest rates. The prices of fixed-income securities with shorter duration generally will be less affected by changes in interest rates than the prices of fixed-income securities with greater duration. For example, a five-year duration means the fixed-income security is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%, holding other factors constant. Usually, the changes in the value of fixed-income securities will not affect cash income generated, but may affect the value of an investment in the Fund. Floating rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the benchmark rate chosen, frequency of reset and reset caps or floors, among other things). Zero coupon bonds have longer durations than coupon-bearing bonds with comparable maturities and generally experience greater volatility in response to changing interest rates. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed-income securities with similar durations.

b) Liquidity Risk – Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit or prevent a Fund from selling securities or closing derivative positions at desirable times or prices. During times of significant market or economic turmoil, usually liquid markets for certain of a Fund’s investments may experience extreme reductions in buy-side demand, which may result in values of a Fund’s portfolio securities declining significantly over short or extended periods of time. These reductions in value may occur regardless of whether there has been a change in interest rates or a change in the credit rating of the issuer of the security. Under certain adverse market or economic conditions, Fund investments previously determined to be liquid may be deemed to be illiquid, and, because of regulatory limitations on investments in illiquid securities, a Fund may not be able to make or gain the desired level of exposure to certain investments that it otherwise would.

c) Redemption Risk – A Fund may experience losses when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions. Because the Funds currently are available only to participants in a single asset allocation program, a reduction in the allocation of program assets to the Funds could result in one or more large redemption requests. Moreover, as a result of the requirement that a Fund satisfy redemption requests even during times of significant market or economic turmoil, a Fund may be forced to sell portfolio securities during periods of reduced liquidity when prices are rapidly declining. This may require a Fund to realize investment losses at times that a Sub-adviser believes that it would have been advisable to hold a particular investment until a more orderly sale could occur or the market recovers.

d) Credit Risk – There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by a Fund. Such defaults could result in losses to a Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of a Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. A Fund may invest in securities that are rated in the lowest investment grade category. Such securities may exhibit speculative characteristics similar to high yield securities, and issuers of such securities may be more vulnerable to changes in economic conditions than issuers of higher grade securities.

e) Counterparty Risk – When a Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party will not fulfill its contractual obligations. For example, in a repurchase agreement, there exists the risk that a Fund buys a security from a seller (counterparty) that agrees to repurchase the security at an agreed upon price and time, but the counterparty later fails to repurchase the security.

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f) Market Risk – Various market risks can affect the price or liquidity of an issuer’s securities in which a Fund may invest. Returns from the securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. Adverse events occurring with respect to an issuer’s performance or financial position can depress the value of the issuer’s securities. The liquidity in a market for a particular security will affect its value and may be affected by factors relating to the issuer, as well as the depth of the market for that security. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets. As a result, a Fund’s value may fluctuate and/or a Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market. Other market risks that can affect value include a market’s current attitudes about types of securities, market reactions to political or economic events, including litigation, and tax and regulatory effects (including lack of adequate regulations for a market or particular type of instrument).

g) Equity Risk – Since certain Funds purchase equity securities, those Funds are subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

h) Multi-Manager and Multi-Style Management Risk – Fund performance is dependent upon the success of the Adviser and the Sub-advisers in implementing a Fund’s investment strategies in pursuit of its objective. To a significant extent, a Fund’s performance will depend on the success of the Adviser’s methodology in allocating the Fund’s assets to Sub-advisers and its selection and oversight of the Sub-advisers and on a Sub-adviser’s skill in executing the relevant strategy and selecting investments for the Fund. There can be no assurance that the Adviser or Sub-advisers will be successful in this regard. In addition, because portions of each Fund’s assets are managed by different Sub-advisers using different styles/strategies, a Fund could experience overlapping security transactions. Certain Sub-advisers may be purchasing securities at the same time that other Sub-advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style. The Adviser’s and the Sub-advisers’ judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that the Adviser’s or a Sub-adviser’s judgment will produce the desired results. In addition, a Fund may allocate its assets so as to under- or over-emphasize certain strategies or investments under market conditions that are not optimal, in which case a Fund’s value may be adversely affected.

i) Foreign Securities Risk – The securities of foreign issuers, including ADRs and GDRs, may be less liquid and more volatile than securities of comparable U.S. issuers. The costs associated with securities transactions are often higher in foreign countries than the United States. Additionally, investments in securities of foreign issuers, even those publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. Foreign companies may not be subject to the same regulatory requirements of U.S. companies, and as a consequence, there may be less publicly available information about such companies. Also, foreign companies may not be subject to uniform accounting, and financial reporting standards and requirements comparable to those applicable to U.S. companies. Foreign governments and foreign economies, particularly in emerging markets, may be less stable than the U.S. Government and the U.S. economy.

j) Currency Risk – While the Funds’ net assets are valued in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors

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Notes to Financial Statements (Unaudited) (Continued)

that may impair the investments denominated in a foreign currency are: (1) it may be expensive to convert foreign currencies into U.S. dollars and vice versa; (2) complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates; (3) government intervention may increase risks involved in purchasing or selling foreign currency options, forward foreign currency exchange contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces; (4) there may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis; (5) available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and (6) the inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

k) Geographic Focus Risk – To the extent that a significant portion of a Fund’s portfolio is invested in the securities of companies in a particular country or region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers within that country or region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

l) High Yield Securities Risk – High yield, or “junk,” securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in the issuer’s credit worthiness.

m) Cybersecurity Risk – The Funds and their service providers may be susceptible to operational, information, security and related risks. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require accrual or disclosure.

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Trustees and Officers (Unaudited)

Independent Trustees of the Trust (1)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
Jean E. Carter (Born: 1957)	Trustee	Indefinite Term; Since Inception	Retired; Director of Investment Management Group for Russell Investment Group (1982-2005)	9	Trustee, Brandes U.S. registered mutual funds (eight funds).
Janice L. Innis-Thompson (Born: 1966)	Trustee, Chair of the Governance and Nominating Committee	Indefinite Term; Since Inception	Chief Compliance & Ethics Officer, Samsung Electronics America (since 2017); Retired (2016-2017); Senior Vice President, Chief Compliance & Ethics Officer, TIAA-CREF (2006-2016)	9	None.
Michelle M. Keeley (Born: 1964)	Trustee	Indefinite Term; Since August 2015	Retired; Executive Vice President, Ameriprise Financial Services, Inc. (2002-2010)	9	Independent Director, Federal Home Loan Bank of Des Moines.
William N. Scheffel (Born: 1953)	Trustee, Chair of the Audit Committee	Indefinite Term; Since Inception	Retired; Executive Vice President, Chief Financial Officer and Treasurer, Centene Corporation (2003-2016)	9	None.
John M. Tesoro (Born: 1952)	Lead Independent Trustee	Indefinite Term; Since Inception	Retired; Partner, KPMG LLP (2002-2012)	9	Director; Teton Advisors, Inc. (registered investment adviser). Independent Trustee, BBH Trust (seven funds).

Semiannual Report • December 31, 2019	81

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

Interested Trustees of the Trust (2)

Name	Role	Term	Principal Occupation	Number of Portfolios in Fund Complex (3) Overseen by Trustees	Other Directorships Held During Past Five Years
William E. Fiala* (Born: 1967)	Trustee, Chair	Indefinite Term; Since Inception as Trustee, Chair Since January 2020	Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1994-Present)	9	None.
Merry L. Mosbacher* (Born: 1958)	Trustee	Indefinite Term; Since January 2020	Subordinated Limited Partner, The Jones Financial Companies, LLLP (since 2020); Principal, Edward Jones, and General Partner, The Jones Financial Companies, LLLP (1986-2019); Associate, Edward Jones (1982-1985).	9	None.

Officers of the Trust

Name	Role	Term	Principal Occupation
Julius A. Drelick, III (Born: 1966)	President	Indefinite Term; Since August 2019	Director of Fund Administration and Strategic Products, Edward Jones (since 2016); Previously, Vice President of the Trust (2017-2019); Senior Vice President and Chief Compliance Officer at Voya Investment Management, LLC (2013-2016); Vice President, Head of Mutual Fund Product Development and Strategic Planning, Voya Investment Management, LLC (2007-2013)
Aaron J. Masek (Born: 1974)	Treasurer	Indefinite Term; Since July 2016	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015)
Paul W. Felsch** (Born: 1982)	Chief Compliance Officer and Vice President	Indefinite Term; Since January 2020	Senior Compliance Counsel, Edward Jones (since December 2016); Associate Compliance Counsel, Edward Jones (December 2013-November 2016).
Helge K. Lee (Born: 1946)	Secretary	Indefinite Term; Since July 2016	Associate General Counsel, Edward Jones (since 2014); Special Counsel, Godfrey & Kahn (2005-2014)
Evan S. Posner (Born: 1979)	Assistant Secretary	Indefinite Term; Since February 2019	Associate General Counsel at Edward Jones (since October 2018); Previously, Vice President, Counsel at Voya Investment Management (March 2012-September 2018)

82	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Trustees and Officers (Unaudited) (Continued)

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)

Mr. Fiala and Ms. Mosbacher are “interested persons” of the Trust as defined by the 1940 Act by virtue of the fact that they are affiliated persons of the Adviser’s parent company, The Jones Financial Companies, L.L.L.P.

(3)

The “Fund Complex” is comprised of each Fund offered by the Trust, one of which is not included in this Annual Report, and the Edward Jones Money Market Fund. No Trustee oversees, nor receives compensation from, the Edward Jones Money Market Fund, which is advised by Passport Research, Ltd., an affiliate of the Adviser.

*

Effective December 31, 2019, the Board accepted the retirement of William H. Broderick III as a Trustee of the Trust. Effective January 1, 2020 the Board appointed William E. Fiala as Chair of the Board. Additionally, effective January 1, 2020, the Board appointed Merry L. Mosbacher as a Trustee of the Trust.

**

Effective December 31, 2019, the Board accepted the resignation of Alan J. Herzog as the Chief Compliance Officer and Vice President of the Trust. Effective January 1, 2020, the Board appointed Paul W. Felsch as Chief Compliance Officer and Vice President of the Trust.

The business address of the Trustees and Officers is the address of the Trust: 12555 Manchester Road, St. Louis, MO 63131.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-823-3611.

Semiannual Report • December 31, 2019	83

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited)

Pursuant to Section 15 of the 1940 Act, a sub-advisory agreement for the Bridge Builder Small/Mid Cap Value Fund (the “Fund”), a series of Bridge Builder Trust (the “Trust”), must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by a vote of a majority of the Board of Trustees (the “Board” or the “Trustees”) of the Trust who are not parties to the agreement or “interested persons” of any party, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At the August 2019 in person Meeting of the Board (the “August 2019 Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a new Investment Sub-Advisory Agreement among Olive Street Investment Advisers, LLC (the “Adviser” or “Olive Street”), Advisory Research, Inc. (“ARI” or the “Subadviser”) and the Trust, on behalf of the Fund (the “New Sub-advisory Agreement”) for an initial two-year term. In connection with its approval, the Board considered materials provided in advance of the August 2019 Meeting that detailed, among other things, the terms of the transaction that would result in the change of control of ARI (the “Transaction”), the post-Transaction ownership structure of ARI, the outsourcing of certain compliance functions to Foreside Consulting Services, LLC, and the continuity of services expected to be provided by ARI after the Transaction. The Board also considered the terms of the New Sub-advisory Agreement and noted that the terms of the New Sub-advisory Agreement were materially the same as those of the current sub-advisory agreement between the Adviser, ARI and the Trust with respect to the Fund (the “Prior Sub-advisory Agreement”). The Board further noted that the New Sub-advisory Agreement would go into effect upon the closing of the Transaction. The Board also determined that it was reasonable to take into account the conclusions the Board made when considering and evaluating the most recent renewal of the Prior Sub-advisory Agreement for the Subadviser, which occurred at an in-person Board meeting held on May 14-15, 2019 (the “May 2019 In-Person Meeting”), as part of its considerations to approve the New Sub-Advisory Agreement.

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Sub-advisory Agreement at the May 2019 In-Person Meeting, and the conclusions made by the Board when determining to renew the Prior Sub-advisory Agreement for an additional one-year term.

In connection with the annual review process and in advance of the May 2019 In-Person Meeting, the Adviser and the Subadviser provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Sub-Advisory Agreement. The information furnished by the Adviser and Subadviser is included in materials describing, among other matters: (i) the nature, extent, and quality of the services provided by the Subadviser; (ii) the Fund’s historical investment performance and the historical investment performance of the Subadviser; (iii) the Subadviser’s personnel, including portfolio managers; (iv) the investment practices and techniques used by the Subadviser in managing the Fund; (v) the Fund’s overall fees and operating expenses, compared with those of a category and a peer group of mutual funds; (vi) the sub-advisory fees payable to the Subadviser; (vii) the Subadviser’s compliance policies and procedures; and (viii) other “fall-out” benefits the Subadviser may receive based on its relationships with the Fund. At a telephonic Board meeting held on May 7, 2019 and at the May 2019 In-Person Meeting (collectively, the “May Meetings”), representatives of the Adviser made presentations and responded to questions regarding services, fees, and other aspects of the Fund’s advisory relationships with the Adviser and the Subadviser.

In addition to the May Meetings, the Board met periodically over the course of the year since the most recent annual renewal of the Prior Sub-advisory Agreement. At these meetings, representatives of the Adviser furnished reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by the Adviser and the Subadviser, and compliance and operations matters related to the Trust, the Fund, the Adviser, and the Subadviser.

At the May Meetings, the Trustees received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of Prior Sub-advisory Agreement. The Independent Trustees met in executive

84	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

session, outside the presence of the interested Trustees, Trust officers, and representatives of the Adviser and the Subadviser, to discuss the Prior Sub-advisory Agreement and the services provided by the Subadviser.

In considering the approval of the renewal of the Prior Sub-advisory Agreement, the Board considered various factors, as discussed in further detail below:

1. The nature, extent and quality of the services provided by the Subadviser. The Trustees considered the nature, extent and quality of the services provided to the Fund by the Subadviser, including its responsibilities for management of the Fund. In this regard, the Board considered the Subadviser’s role in the day-to-day management of the Fund’s portfolio. The Board also contemplated the Adviser’s oversight of the Subadviser, which includes continuous analysis of, and regular discussions with the Subadviser about, the investment strategies and performance of the Fund and of the portion of the Fund’s assets allocated to the Subadviser (the “Allocated Portion”), periodic on-site and other meetings with the Subadviser.

The Board also noted the Subadviser’s operations, including resources devoted to support such operations. The Board considered the Subadviser’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of the Subadviser. The Board also noted the compliance program and compliance record of the Subadviser.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Subadviser is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Prior Sub-advisory Agreement.

2. Fees and Other Expenses. The Board received and reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, comparing the Fund’s advisory fees and gross and net expense ratios (net of fee and expense waivers and reimbursements) to those paid by an independently-selected category and peer group of mutual funds. The Board noted that the Fund’s’ advisory fees and net expenses were below their respective peer group medians. The Board reviewed the information provided by the Subadviser regarding fees charged to other similarly managed accounts. The Board reviewed information about the differences, including the range of services provided and different regulatory requirements, between such similarly managed accounts and the portion of the Fund’s assets allocated to the Subadviser.

The Board noted that the Adviser has contractually agreed to waive its advisory fees to the extent advisory fees payable to the Adviser exceed the sub-advisory fees paid to the Subadviser for management of its allocated portion of a Fund. The Board noted that the Adviser may terminate this waiver arrangement without Board approval effective upon the end of the then current one-year period, by providing at least ninety (90) days’ prior written notice of such termination. The Board further noted that the Adviser has irrevocably agreed not to exercise its right to terminate the waiver arrangement upon the end of the current one-year period, resulting in the arrangement continuing until at least October 28, 2020.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature, extent and quality of the services rendered by the Subadviser.

3. The Fund’s Investment Performance Record. The Board reviewed the investment performance of the Fund on an absolute basis and in comparison to the Fund’s benchmark index and Morningstar category and peer group as independently selected by Broadridge. The Board observed the Fund underperformed its peer group median and benchmark index for the one- and three-year periods ended March 31, 2019. The Board also reviewed the performance of the Subadviser as well, observing that ARI underperformed its benchmark index for the three-year period, but outperformed its benchmark index for the one-year period.

Semiannual Report • December 31, 2019	85

Bridge Builder Mutual Funds

Board Considerations of Sub-advisory Agreements (Unaudited) (Continued)

Taking into account the performance information referenced above and other performance information deemed relevant by the Board, the Board concluded that the investment performance generated by the Subadviser was generally satisfactory.

4. Profitability and Economies of Scale. The Board did not consider the profitability of the Subadviser to be a material factor, given that the Subadviser is not affiliated with the Adviser and, therefore, the fees were negotiated at arm’s length. Further, the Board was satisfied that the Adviser employed a rigorous sub-advisory fee negotiation process.

5. Indirect Benefits. The Board noted that Fund shares are currently available exclusively to investors participating in Edward Jones Advisory Solutions®, an investment advisory program (asset-based fee program) sponsored by Edward D. Jones & Co., L.P. (“Edward Jones”), an affiliate of the Adviser. Accordingly, the Board received and considered information about asset-based fees received by Edward Jones from participants in Edward Jones Advisory Solutions in connection with their investments in the Fund as an indirect or “fall-out” benefit. In addition, the Board considered that the Adviser, Edward Jones and the Subadviser may derive a benefit to their reputations and standing in the investment community from their relationship with the Fund. The Board also noted that the Subadviser may use soft dollars generated from executing Fund portfolio trades to purchase research, which could be viewed as a fall-out benefit to the Subadviser to the extent the Subadviser uses the research generated from such trading activities across its client base.

CONCLUSION

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board concluded, in the exercise of its reasonable judgment, that the terms of the New Sub-advisory Agreement, which the Board noted were materially the same as those of the Prior Sub-advisory Agreement, were reasonable in relation to the services expected to be provided by the Subadviser to the Fund and that the approval of the New Sub-advisory Agreement would be in the best interests of the Fund and its shareholders. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously approved the New Sub-advisory Agreement. In considering the approval of the New-Subadvisory Agreement, the Board considered not only the specific information presented in connection with the August 2019 Meeting, but also information from the May 2019 Meetings. The Board did not identify any particular information or consideration that was all important or controlling, and each individual Trustee may have attributed different weights to various factors and information.

86	Semiannual Report • December 31, 2019

Bridge Builder Mutual Funds

General Information (Unaudited)

Proxy Voting Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, free of charge, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the 12-month period ending June 30 is available without charge, upon request, by calling 1-855-823-3611. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Form N-PORT Disclosure

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Trust’s Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling, 1-855-823-3611.

Household Delivery of Shareholder Documents

To reduce expenses the Funds may mail only one copy of the prospectus, Statement of Additional Information and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Trust at 1-855-823-3611. You will begin receiving individual copies thirty days after your request is received.

Schedule of Investments

Each Fund’s complete schedule of investments in securities of unaffiliated issuers is available without charge, upon request, by calling 1-855-823-3611, and on the Securities and Exchange Commission website at http://www.sec.gov as a part of Form N-CSR.

Semiannual Report • December 31, 2019	87

Bridge Builder Mutual Funds

Privacy Notice (Unaudited)

Revised February 2020

FACTS	What Does the Bridge Builder Trust (“Bridge Builder”) Do with Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	* Social Security number	* Investment experience
	* Account balances	* Income and risk tolerance
	* Transaction history	* Assets and account transactions

When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Bridge Builder chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES BRIDGE BUILDER SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

WHO WE ARE

Who is providing this notice?	Bridge Builder Trust

WHAT WE DO
How does Bridge Builder protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Bridge Builder collect my personal information?	We collect your personal information, for example, when you deposit money with us, if you ever were to give us your contact information, open an account with us, provide us account information or make a wire transfer. We also collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only:

* Sharing for affiliates’ everyday business purposes – information about your creditworthiness

* Affiliates from using your information to market to you

* Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See the Other Important Information section for your rights under state law.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

* Olive Street Investment Advisers, LLC (“Olive Street”), our investment adviser, may be deemed to be affiliated with us. Olive Street is a wholly owned subsidiary of The Jones Financial Companies, L.L.L.P. (“JFC”), and is affiliated with other subsidiaries of JFC, including Edward D. Jones & Co., L.P. and Edward Jones Trust Company.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. * Bridge Builder does not share with non-affiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Bridge Builder does not currently engage in joint marketing efforts.

OTHER IMPORTANT INFORMATION
California residents	We will not share information we collect about you with companies outside of Bridge Builder, unless permitted by law. We also limit sharing among Bridge Builder and our affiliate companies to the extent required by California law.
Nevada residents	We are providing this notice to you pursuant to state law. Nevada law requires us to disclose that you may request to be placed on our internal “Do Not Call” list at any time by calling 800-441-2357, and that you may obtain further information by contacting the Nevada Attorney General, 555 E. Washington Ave., Suite 3900, Las Vegas, NV 89101; phone 702-486-3132; email BCPINFO@ag.state.nv.us.
Vermont residents	As a resident of Vermont, we will automatically limit sharing of your information outside of Bridge Builder, unless otherwise permitted by law. We may share information with your consent to service your accounts or under joint marketing agreements.

Questions? Call 855-823-3611 or go to www.bridgebuildermutualfunds.com

88	Semiannual Report • December 31, 2019

Investment Adviser

Olive Street Investment Advisers, LLC

12555 Manchester Road

St. Louis, MO 63131

Administrator & Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

BBH & Co.

140 Broadway

New York, NY 10005

Legal Counsel

Morgan Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103

Bridge Builder Mutual Funds

Bridge Builder mutual funds, available exclusively through Edward Jones Advisory Solutions®, provide investors diversified expertise from leading asset management firms. The management of Bridge Builder mutual funds is rooted in our investment philosophy of diversification, a long-term approach and high quality.

Visit www.bridgebuildermutualfunds.com for more information.

Enroll in e-delivery
Add convenience and organization to your financial life by signing up for e-delivery. Visit www.edwardjones.com/edelivery to learn more and enroll.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus. Investors should carefully consider the investment objectives, risks and charges and expenses of the Funds prior to investing. The prospectus contains this and other important information and should be read carefully before investing.

DES-8308-A

ITEM 2. CODE OF ETHICS.

Not Applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.25%
Asset-Backed Obligations – 12.09%
ABFC 2005-AQ1 Trust
4.69%, 01/25/2034(1)	$195,764	$198,507
ABFC 2006-OPT1 Trust
1.94% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036(2)	2,991,762	2,942,653
Academic Loan Funding Trust 2013-1
2.59% (1 Month LIBOR USD + 0.80%), 12/26/2044(2)(3)	784,049	772,290
Allegro CLO VII Ltd.
3.10% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031(2)(3)	12,000,000	11,882,016
Ally Auto Receivables Trust 2019-4
1.93%, 10/17/2022	7,553,000	7,550,198
1.84%, 06/17/2024	6,027,000	6,014,576
1.92%, 01/15/2025	1,987,000	1,978,758
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023(3)	42,525	42,529
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023(3)	1,042,068	1,042,901
3.69%, 06/12/2023(3)	3,660,000	3,688,129
American Credit Acceptance Receivables Trust 2018-3
3.49%, 06/13/2022(3)	1,172,895	1,174,887
American Credit Acceptance Receivables Trust 2019-2
2.85%, 07/12/2022(3)	2,707,530	2,712,959
American Credit Acceptance Receivables Trust 2019-4
2.18%, 02/13/2023(3)	13,203,353	13,201,938
American Express Credit Account Master Trust
1.93%, 09/15/2022	11,564,000	11,563,475
2.04%, 05/15/2023	14,026,000	14,047,049
1.98% (1 Month LIBOR USD + 0.24%), 04/15/2024(2)	8,760,000	8,769,498
2.00%, 04/15/2025	15,947,000	15,978,251
American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036(3)	3,778,622	3,944,463
4.29%, 10/17/2036(3)	300,000	314,401
6.23%, 10/17/2036(3)	1,000,000	1,111,509
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036(3)	600,000	634,619
6.42%, 12/17/2036(3)	1,000,000	1,122,852
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052(3)	2,058,187	2,119,397
5.64%, 04/17/2052(3)	3,900,000	4,196,914
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052(3)	1,789,322	1,872,688
AmeriCredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	559,695	559,534
AmeriCredit Automobile Receivables Trust 2017-1
2.30%, 02/18/2022	1,153,000	1,153,816
2.71%, 08/18/2022	618,000	621,698
3.13%, 01/18/2023	1,387,000	1,402,718
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,097,807
AmeriCredit Automobile Receivables Trust 2017-4
2.36%, 12/19/2022	5,355,000	5,367,312
AmeriCredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	41,039	41,049
3.50%, 01/18/2024	6,000,000	6,150,101
AmeriCredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,803,034
AmeriCredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025	3,400,000	3,460,249
3.36%, 02/18/2025	3,500,000	3,588,886

AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	1,715,000	1,716,840
Amortizing Residential Collateral Trust 2002-BC5
2.83% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032(2)	1,969,399	1,958,984
Anchorage Capital CLO 2013-1 Ltd.
3.24% (3 Month LIBOR USD + 1.25%), 10/13/2030(2)(3)	2,500,000	2,498,732
Apidos CLO XXIII
2.82% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027(2)(3)	10,000,000	9,982,320
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
2.13% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035(2)	1,486,908	1,488,284
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
2.47% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033(2)	1,862,969	1,832,802
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
2.01% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(2)	2,453,249	2,449,306
Asset-Backed Pass-Through Certificates Series 2004-R2
2.57% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034(2)	217,124	217,017
Atlas Senior Loan Fund III Ltd.
2.73% (3 Month LIBOR USD + 0.83%), 11/17/2027(2)(3)	6,500,000	6,473,174
Atlas Senior Loan Fund Ltd.
3.30% (3 Month LIBOR USD + 1.30%), 01/16/2030(2)(3)	3,750,000	3,743,490
Atlas Senior Loan Fund V Ltd.
3.26% (3 Month LIBOR USD + 1.26%), 07/16/2029(2)(3)	4,250,000	4,247,883
Avis Budget Rental Car Funding AESOP LLC
2.50%, 07/20/2021(3)	4,000,000	4,004,703
3.70%, 09/20/2024(3)	6,200,000	6,440,080
4.00%, 03/20/2025(3)	5,800,000	6,122,313
2.36%, 03/20/2026(3)	12,000,000	11,883,936
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048(3)	691,844	693,824
Bain Capital Credit CLO 2018-1
2.89% (3 Month LIBOR USD + 0.96%), 04/23/2031(2)(3)	10,000,000	9,915,000
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047(1)	168,264	163,469
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(1)(3)	777,709	778,508
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034(1)(3)	443,995	443,265
Bear Stearns Asset Backed Securities Trust 2003-2
3.29% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043(2)	3,765,325	3,786,554
BlueMountain CLO 2015-1 Ltd.
3.33% (3 Month LIBOR USD + 1.33%), 04/13/2027(2)(3)	538,115	537,863
BMW Floorplan Master Owner Trust
2.06% (1 Month LIBOR USD + 0.32%), 05/15/2023(2)(3)	6,407,000	6,416,480
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034(3)	9,809,024	10,063,775
Business Jet Securities LLC
4.34%, 02/15/2033(3)	3,219,584	3,254,071
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033(3)	5,993,170	6,080,436
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027(3)	97,526	97,520
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(14)	4,987,613	4,976,702
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022(3)	5,970,169	5,983,828
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023	4,469,000	4,473,644
1.72%, 08/15/2024	12,577,000	12,533,013
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024	3,455,000	3,449,172

Carlyle Global Market Strategies CLO 2014-1 Ltd.
2.97% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031(2)(3)	12,000,000	11,887,704
Carlyle US Clo 2017-1 Ltd.
3.20% (3 Month LIBOR USD + 1.23%), 04/20/2031(2)(3)	5,500,000	5,497,277
Carlyle US Clo 2017-2 Ltd.
3.19% (3 Month LIBOR USD + 1.22%), 07/20/2031(2)(3)	3,000,000	2,992,923
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,692,310
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024	9,831,000	10,118,486
Carmax Auto Owner Trust 2019-4
2.02%, 11/15/2024	6,315,000	6,326,651
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024(3)	3,710,000	3,698,791
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025(3)	11,005,000	10,968,104
Catamaran CLO 2014-2 Ltd.
3.40% (3 Month LIBOR USD + 1.40%), 10/18/2026(2)(3)	567,552	567,310
Chase Funding Trust Series 2003-4
5.12%, 05/25/2033(1)	127,561	130,365
Chase Funding Trust Series 2003-6
5.02%, 11/25/2034(1)	172,484	179,830
5.02%, 11/25/2034(1)	293,675	304,260
CIFC Funding 2018-II Ltd.
3.01% (3 Month LIBOR USD + 1.04%), 04/20/2031(2)(3)	10,000,000	9,910,300
Citibank Credit Card Issuance Trust
2.41% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026(2)	8,600,000	8,662,664
3.96%, 10/13/2030	22,000,000	24,395,567
Citigroup Global Markets Mortgage Securities VII, Inc.
3.95%, 04/25/2032(1)(3)	1,818	1,789
Citigroup Mortgage Loan Trust, Inc.
2.55% (1 Month LIBOR USD + 0.76%, 0.38% Floor), 12/25/2033(2)	2,946	2,947
CLUB Credit Trust
3.82%, 01/15/2026(3)	3,324,521	3,352,818
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024(3)	66,319	66,323
Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048(3)	852,206	850,644
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042(3)	7,639,859	7,623,536
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044(3)	6,102,266	6,171,779
Commonbond Student Loan Trust 2018-C-GS
2.59% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/25/2046(2)(3)	2,714,949	2,674,600
3.87%, 02/25/2046(3)	2,344,179	2,399,049
Conseco Finance Corp.
6.24%, 12/01/2028	1,874	1,876
6.22%, 03/01/2030	34,669	35,733
6.18%, 04/01/2030	11,928	12,266
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2019-HP1
2.59%, 12/15/2026(3)	4,539,000	4,540,516
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026(3)	2,901,159	2,911,924
COOF Securitization Trust 2014-1 Ltd.
2.83%, 06/25/2040(3)(4)	784,717	70,605
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052(3)	4,860,000	5,087,070
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052(3)	5,598,039	5,592,901
3.16%, 10/15/2052(3)	2,250,000	2,233,962

3.27%, 10/15/2052(3)	5,862,000	5,831,312
Countrywide Asset-Backed Certificates
5.43%, 02/25/2033(4)	46,475	41,093
5.12%, 02/25/2035(1)	18,210	18,170
4.41%, 02/25/2036(4)	65,675	66,898
5.97%, 09/25/2046(4)	58,579	54,992
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020(3)	56,369	56,411
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021(3)	133,871	134,127
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021(3)	1,067,279	1,072,987
CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021(3)	1,101,600	1,109,992
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022(3)	216,847	217,040
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022(3)	1,089,816	1,091,843
3.95%, 03/15/2023(3)	3,485,000	3,533,026
CPS Auto Receivables Trust 2017-C
2.86%, 06/15/2023(3)	2,030,765	2,032,732
3.79%, 06/15/2023(3)	791,000	802,292
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022(3)	2,338,408	2,342,253
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022(3)	4,471,893	4,488,134
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022(3)	1,172,491	1,175,948
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022(3)	5,501,795	5,514,285
CPS Auto Receivables Trust 2019-D
2.17%, 12/15/2022(3)	3,567,269	3,566,362
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025(3)	58,472	58,478
3.04%, 12/15/2025(3)	871,000	872,606
3.48%, 02/17/2026(3)	730,000	733,279
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026(3)	811,000	816,708
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027(3)	6,684,000	6,708,786
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027(3)	3,090,000	3,138,595
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028(3)	7,351,000	7,479,690
CSMC 2018-RPL8 Trust
4.13%, 07/25/2058(3)(4)	6,501,644	6,542,744
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035(4)	2,237	2,247
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035(4)	5,278	5,337
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036(4)	19,023	19,236
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.54% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034(2)	25,886	25,993
2.62% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034(2)	6,897	6,873
2.35% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034(2)	1,112	1,066
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.69% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034(2)	10,345	9,985
2.57% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034(2)	639,595	626,152
Delta Air Lines 2015-1 Class AA Pass Through Trust

3.63%, 07/30/2027	1,074,820	1,139,722
Diamond Resorts Owner Trust
3.27%, 10/22/2029(3)	1,397,764	1,411,141
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031(3)	3,316,896	3,393,373
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032(3)	8,221,129	8,211,434
Discover Card Execution Note Trust
2.01% (1 Month LIBOR USD + 0.27%), 12/15/2023(2)	4,368,000	4,372,339
3.04%, 07/15/2024	3,302,000	3,379,782
Drive Auto Receivables Trust
3.36%, 10/17/2022	4,328,687	4,335,291
3.66%, 11/15/2024	7,634,000	7,705,133
Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024(3)	2,836,885	2,871,079
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	108,618	108,645
3.84%, 03/15/2023	5,373,000	5,427,565
Drive Auto Receivables Trust 2017-2
2.75%, 09/15/2023	421,983	422,005
Drive Auto Receivables Trust 2017-3
2.80%, 07/15/2022	494,546	494,711
3.53%, 12/15/2023(3)	12,000,000	12,110,173
Drive Auto Receivables Trust 2017-A
2.98%, 01/18/2022(3)	81,792	81,813
4.16%, 05/15/2024(3)	1,724,000	1,747,466
Drive Auto Receivables Trust 2017-B
3.72%, 10/17/2022(3)	1,875,334	1,883,067
Drive Auto Receivables Trust 2019-1
3.08%, 09/15/2021	122,577	122,626
4.09%, 06/15/2026	2,645,000	2,722,548
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023	4,747,000	4,794,790
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024	4,200,000	4,228,617
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024	6,016,000	6,017,002
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(3)	3,844,449	3,865,406
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023(3)	1,662,000	1,671,864
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022(3)	4,914,141	4,921,027
3.67%, 03/15/2024(3)	8,250,000	8,327,344
DT Auto Owner Trust 2018-3
3.02%, 02/15/2022(3)	3,451,041	3,458,065
DT Auto Owner Trust 2019-1
3.08%, 09/15/2022(3)	5,096,042	5,114,348
DT Auto Owner Trust 2019-2
2.85%, 09/15/2022(3)	2,013,385	2,020,039
DT Auto Owner Trust 2019-3
2.55%, 08/15/2022(3)	2,524,124	2,529,984
DT Auto Owner Trust 2019-4
2.17%, 05/15/2023(3)	8,005,541	8,008,468
2.73%, 07/15/2025(3)	7,080,000	7,068,132
DTAT Asset Trust 2017-B
5.84%, 12/16/2020(3)(14)	3,400,000	3,402,777
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022(3)	136,622	136,691
Exeter Automobile Receivables Trust 2016-1

5.52%, 10/15/2021(3)	471,654	473,091
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022(3)	835,000	842,246
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022(3)	2,491,313	2,494,327
Exeter Automobile Receivables Trust 2017-3
3.68%, 07/17/2023(3)	3,836,000	3,894,600
Exeter Automobile Receivables Trust 2018-3
2.90%, 01/18/2022(3)	137,442	137,475
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022(3)	2,743,000	2,756,140
Exeter Automobile Receivables Trust 2019-2
2.93%, 07/15/2022(3)	2,212,057	2,219,004
Exeter Automobile Receivables Trust 2019-4
2.18%, 01/17/2023(3)	5,363,264	5,364,854
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021(3)	280,000	281,535
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023(3)	2,767,000	2,770,493
3.60%, 04/17/2023(3)	2,847,000	2,889,800
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022(3)	393,740	393,907
First Investors Auto Owner Trust 2019-2
2.21%, 09/16/2024(3)	5,733,630	5,731,079
Flagship Credit Auto Trust 2015-3
4.65%, 03/15/2022(3)	563,418	567,893
Flagship Credit Auto Trust 2016-1
6.22%, 06/15/2022(3)	3,000,000	3,077,951
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022(3)	1,743,000	1,744,789
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023(3)	5,195,000	5,228,036
3.62%, 07/15/2023(3)	2,995,000	3,031,838
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024(3)	7,710,000	7,905,807
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023(3)	6,685,877	6,742,303
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023(3)	10,703,115	10,766,953
Flagship Credit Auto Trust 2019-4
2.17%, 06/17/2024(3)	13,483,049	13,486,513
3.12%, 01/15/2026(3)	9,275,000	9,255,035
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027(3)	7,000,000	7,024,898
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027(3)	10,000,000	9,999,862
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	2,796,802	2,798,103
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031(3)	24,024,000	24,956,871
Ford Credit Auto Owner Trust 2019-A
2.85%, 08/15/2024	4,688,000	4,770,593
Ford Credit Auto Owner Trust 2019-C
1.93%, 04/15/2025	11,052,000	11,025,602
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(3)	2,150,000	2,255,570
FORT CRE 2018-1 LLC
4.62% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035(2)(3)	11,800,000	11,875,673
Foundation Finance Trust 2017-1
3.30%, 07/15/2033(3)	1,924,744	1,933,074

Foundation Finance Trust 2019-1
3.86%, 11/15/2034(3)	3,582,463	3,634,549
Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022(3)	4,000,000	4,019,088
FREED ABS TRUST 2018-1
3.61%, 07/18/2024(3)	1,371,281	1,377,246
FREED ABS TRUST 2018-2
3.99%, 10/20/2025(3)	3,063,546	3,084,649
FREED ABS TRUST 2019-2
2.62%, 11/18/2026(3)	4,182,938	4,182,764
FTF 2019-1 A FRN
5.50%, 8/15/2020(4)(14)	9,741,600	9,744,910
Galaxy XXIX CLO Ltd.
2.70% (3 Month LIBOR USD + 0.79%), 11/15/2026(2)(3)	5,449,928	5,447,133
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	19	19
6.71%, 04/25/2029(4)	21,631	18,354
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021(3)	2,629,268	2,627,896
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	4,870,971	4,883,780
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024	1,400,000	1,436,848
GMAT 2013-1 Trust
6.97%, 11/25/2043(1)(3)	13,387	13,384
GMF Floorplan Owner Revolving Trust
2.90%, 04/15/2026(3)	17,200,000	17,569,759
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031(3)	298,581	298,738
Golden Bear 2016-R LLC
5.65%, 09/20/2047(3)	1,407,136	1,414,534
Goodgreen 2017-1 Trust
3.74%, 10/15/2052(3)	1,390,486	1,432,588
Goodgreen 2017-2 Trust
3.26%, 10/15/2053(3)	3,794,017	3,846,088
Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(4)	6,408,046	6,319,709
Goodgreen 2019-2 Trust
2.76%, 10/15/2054(3)	5,452,440	5,403,336
Greenwood Park CLO Ltd.
3.01% (3 Month LIBOR USD + 1.01%), 04/15/2031(2)(3)	23,000,000	22,866,255
Greywolf CLO VI Ltd.
2.97% (3 Month LIBOR USD + 1.03%), 04/26/2031(2)(3)	14,000,000	13,869,296
GSAMP Trust 2005-WMC2
2.41% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035(2)	1,197,178	1,199,464
GSAMP Trust 2006-HE7
2.02% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046(2)	1,107,695	1,103,286
Headlands Residential 2018-RPL1 LLC
4.25%, 06/25/2023(1)(3)	8,245,000	8,313,906
HERO Funding 2017-3
3.95%, 09/20/2048(3)	3,298,473	3,367,667
HERO Funding II 2016-3B
5.24%, 09/20/2042(3)	745,787	756,820
HERO Funding Trust 2016-2
3.75%, 09/20/2041(3)	1,878,605	1,913,679
HERO Funding Trust 2016-3
3.08%, 09/20/2042(3)	822,213	825,283
HERO Funding Trust 2016-4A
3.57%, 09/20/2047(3)	2,534,160	2,594,243
HERO Funding Trust 2017-1A

4.46%, 09/20/2047(3)	4,445,945	4,639,052
HERO Funding Trust 2017-2
3.28%, 09/20/2048(3)	4,168,816	4,213,341
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(3)	1,274,717	1,279,526
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
1.99% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036(2)	28,983	28,652
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	2,757,203	2,758,758
Hyundai Auto Receivables Trust 2019-A
2.66%, 06/15/2023	3,452,000	3,488,432
Hyundai Auto Receivables Trust 2019-B
2.00%, 04/15/2025	3,822,000	3,815,378
Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	44	43
JP Morgan Mortgage Acquisition Trust 2006-CH1
1.92% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036(2)	467,714	467,491
Kabbage Funding LLC
3.83%, 03/15/2024(3)	13,684,000	13,833,589
4.07%, 03/15/2024(3)	7,519,000	7,592,217
KGS-Alpha SBA COOF Trust
0.62%, 05/25/2039(3)(4)	2,349,798	36,008
KGS-Alpha SBA COOF Trust 2012-2
0.83%, 08/25/2038(3)(4)	2,843,826	62,308
KGS-Alpha SBA COOF Trust 2014-2
2.92%, 04/25/2040(3)(4)	901,864	72,904
KKR CLO 11 Ltd.
3.18% (3 Month LIBOR USD + 1.18%), 01/15/2031(2)(3)	6,250,000	6,207,537
KVK CLO 2018-1 Ltd.
2.83% (3 Month LIBOR USD + 0.93%), 05/20/2029(2)(3)	25,000,000	24,867,875
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042(3)	4,963,665	4,977,430
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043(3)	9,733,006	9,949,715
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(1)(3)	4,333,543	4,351,944
Lendingpoint 2019-2 Asset Securitization Trust
3.07%, 11/10/2025(3)	8,669,375	8,666,593
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026(3)	1,900,000	1,942,324
LL ABS Trust 2019-1
2.87%, 03/15/2027(3)	6,015,000	6,014,494
Long Beach Mortgage Loan Trust 2004-1
2.54% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034(2)	166,577	165,032
Long Beach Mortgage Loan Trust 2004-3
2.65% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034(2)	38,284	37,375
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023(3)(14)	3,346,658	3,363,391
7.75%, 02/15/2023(3)(14)	1,269,758	1,282,418
Magnetite XVI Ltd.
2.80% (3 Month LIBOR USD + 0.80%), 01/18/2028(2)(3)	12,000,000	11,975,964
Man GLG US CLO 2018-2 Ltd.
3.24% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028(2)(3)	8,000,000	7,988,416
Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032(3)	5,235,000	5,240,860
Marlette Funding Trust 2018-2
3.06%, 07/17/2028(3)	584,388	584,742
MASTR Asset Backed Securities Trust 2006-NC1
2.39% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036(2)	963,495	964,633
MidOcean Credit CLO III

3.09% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031(2)(3)	15,400,000	15,234,866
MidOcean Credit CLO IX
3.12% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031(2)(3)	4,000,000	3,961,208
MidOcean Credit CLO VIII
3.05% (3 Month LIBOR USD + 1.15%), 02/20/2031(2)(3)	18,000,000	17,837,946
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040(3)	685,595	758,059
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045(3)	185,565	189,379
5.25%, 12/15/2045(3)	333,916	346,571
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041(3)	7,200,000	7,103,125
Mountain View CLO 2015-9 Ltd.
3.12% (3 Month LIBOR USD + 1.12%), 07/15/2031(2)(3)	20,000,000	19,708,420
MRA ISSUANCE TR 2019-3 REGD
0.00%, 1/31/2020	3,900,000	3,896,281
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(3)	15,200,000	15,290,198
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(3)	5,700,000	5,788,135
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(3)	6,600,000	6,630,133
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(3)	6,200,000	6,416,870
New Century Home Equity Loan Trust Series 2003-5
5.04%, 11/25/2033(1)	162,361	164,282
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057(3)(4)	8,377,089	8,678,907
Nissan Auto Receivables 2019-A Owner Trust
2.82%, 01/18/2022	6,935,193	6,958,541
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024	5,270,000	5,270,253
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.02% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035(2)	8,214,630	8,164,646
Oakwood Mortgage Investors, Inc.
6.45%, 12/15/2023	1,565	1,587
OCP CLO 2017-13 Ltd.
3.26% (3 Month LIBOR USD + 1.26%), 07/15/2030(2)(3)	4,250,000	4,247,900
OL SP 2018-B LLC
4.16%, 02/09/2030	2,604,906	2,638,617
4.61%, 02/09/2030	566,284	575,477
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022(3)	5,796,000	5,801,009
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023(3)	17,900,000	17,911,807
2.82%, 07/15/2024(3)	4,300,000	4,309,455
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024(3)	19,400,000	19,655,036
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029(3)	401,832	402,630
6.00%, 02/20/2029(3)	1,900,000	1,932,883
OneMain Financial Issuance Trust 2017-1
2.54% (1 Month LIBOR USD + 0.80%), 09/14/2032(2)(3)	8,905,332	8,910,079
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029(3)	3,060,000	3,104,673
Oportun Funding VI LLC
3.23%, 06/08/2023(3)	1,957,000	1,957,187
3.97%, 06/08/2023(3)(4)	5,150,000	5,153,049
Oportun Funding VII LLC
3.22%, 10/10/2023(3)	1,691,000	1,694,024

Oportun Funding VIII LLC
3.61%, 03/08/2024(3)	2,978,000	3,004,030
Oportun Funding X LLC
4.10%, 10/08/2024(3)	5,900,000	6,055,892
Oportun Funding XII LLC
4.15%, 12/09/2024(3)	4,200,000	4,292,908
Option One Mortgage Loan Trust 2004-3
2.69% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034(2)	1,691,802	1,618,884
OZLM Funding IV Ltd.
3.20% (3 Month LIBOR USD + 1.25%), 10/22/2030(2)(3)	10,000,000	9,930,870
OZLM XI Ltd.
3.19% (3 Month LIBOR USD + 1.25%), 10/30/2030(2)(3)	5,000,000	4,967,030
OZLM XV Ltd.
3.46% (3 Month LIBOR USD + 1.49%), 01/20/2029(2)(3)	7,750,000	7,746,109
OZLM XXII Ltd.
3.07% (3 Month LIBOR USD + 1.07%), 01/17/2031(2)(3)	7,000,000	6,942,593
P4 SFR 2019-STL A 7.5 11 OCT 2026
7.50%, 10/11/2022(14)	5,700,000	5,700,000
Palmer Square CLO 2014-1 Ltd.
3.13% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031(2)(3)	4,000,000	3,984,708
Palmer Square CLO 2015-2 Ltd.
3.24% (3 Month LIBOR USD + 1.27%), 07/20/2030(2)(3)	13,925,000	13,925,585
Palmer Square CLO 2018-2 Ltd.
3.10% (3 Month LIBOR USD + 1.10%), 07/16/2031(2)(3)	20,000,000	19,871,300
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.25% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031(2)(3)	21,500,000	21,418,687
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.63% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2036(2)	495,332	495,510
Pretium Mortgage Credit Partners I 2018-NPL4 LLC
4.83%, 09/25/2058(1)(3)	3,375,712	3,392,047
Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032(3)	5,188,367	5,181,632
4.67%, 11/12/2032(3)	295,000	294,661
5.66%, 11/12/2032(3)	1,000,000	999,000
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034(3)	2,000,000	1,996,858
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035(3)	2,390,000	2,431,149
4.66%, 08/17/2035(3)	3,853,000	3,935,555
PRPM LLC
3.35%, 11/25/2024(1)(3)	6,423,000	6,422,929
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022(3)	10,875,000	10,890,972
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	854	857
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027(3)	3,100,000	3,123,595
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037(1)	299,041	130,804
Renew 2017-1
3.67%, 09/20/2052(3)	1,787,093	1,832,664
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041(3)	3,006,376	3,075,075
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023(3)	9,500,000	9,526,353
Santander Drive Auto Receivables Trust 2017-1
2.58%, 05/16/2022	1,796,167	1,797,449
3.17%, 04/17/2023	5,074,000	5,116,830
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	7,457,654	7,469,488

3.49%, 07/17/2023	1,633,000	1,651,074
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024	8,470,000	8,596,010
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023	5,212,000	5,255,275
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025	5,800,000	5,821,447
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021(3)	4,180,901	4,192,377
Santander Revolving Auto Loan Trust 2019-A
2.51%, 01/26/2032(3)	4,186,000	4,165,710
SART 2017-1
4.75%, 07/15/2024(14)	8,463,559	8,632,831
SART 2018-1
4.76%, 06/15/2025(14)	9,639,924	9,832,722
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.29%, 01/25/2036(1)	59,806	53,362
Sierra Timeshare 2019-3 Receivables Funding LLC
2.75%, 08/20/2036(3)	4,969,272	4,968,344
Silvermore CLO Ltd.
3.08% (3 Month LIBOR USD + 1.17%), 05/15/2026(2)(3)	4,085,327	4,087,439
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025(3)	192,209	192,669
Sofi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027(3)	8,373,578	8,414,376
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028(3)	4,497,983	4,525,754
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041(3)	18,200,000	18,337,013
Sofi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047(3)	3,399,378	3,404,382
3.34%, 08/25/2047(3)	6,200,000	6,299,512
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(3)	7,800,000	7,649,393
Sound Point CLO II Ltd.
3.01% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031(2)(3)	9,000,000	8,933,166
Sound Point CLO XVI Ltd.
3.22% (3 Month LIBOR USD + 1.28%), 07/25/2030(2)(3)	7,750,000	7,745,660
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
2.46% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035(2)	143,894	143,760
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(3)	9,900,000	9,904,931
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035(1)	1,169	1,199
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034(1)	93,073	95,010
6.05%, 03/25/2034(1)	74,435	75,982
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032	24,491	23,652
3.45%, 02/25/2032	57,761	55,832
Synchrony Card Funding LLC
2.95%, 03/15/2025	12,384,000	12,624,422
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,621,582
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(3)(4)	5,733,050	5,769,765
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(3)(4)	5,081,906	5,110,769
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058(3)(4)	7,243,257	7,317,281

Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(3)(4)	8,438,085	8,755,617
Towd Point Mortgage Trust 2019-HY3
2.79% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 10/25/2059(2)(3)	2,570,905	2,574,041
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031(3)	22,125,000	22,452,561
Toyota Auto Receivables 2019-D Owner Trust
1.92%, 01/16/2024	6,404,000	6,399,054
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022(3)	12,666,667	12,919,622
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020(3)	1,638,592	1,649,469
Trinitas CLO IV Ltd.
3.18% (3 Month LIBOR USD + 1.18%), 10/18/2031(2)(3)	7,500,000	7,478,520
Upgrade Receivables Trust 2018-1
3.76%, 11/15/2024(3)	667,659	669,123
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023(3)	3,575,762	3,643,353
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024	4,004,000	4,018,006
USASF Receivables 2017-A LLC
5.75%, 09/15/2030(3)	760,201	759,036
Venture 32 CLO Ltd.
3.10% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031(2)(3)	6,000,000	5,938,476
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049(1)(3)	757,105	760,991
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(1)(3)	5,667,888	5,665,057
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049(1)(3)	16,578,053	16,537,344
Verizon Owner Trust 2017-2
1.92%, 12/20/2021(3)	2,802,380	2,802,075
Verizon Owner Trust 2017-3
2.06%, 04/20/2022(3)	4,407,374	4,408,825
Verizon Owner Trust 2019-A
2.93%, 09/20/2023	5,473,000	5,561,093
Verizon Owner Trust 2019-B
2.33%, 12/20/2023	10,525,000	10,597,291
VM DEBT 2019-1 TR
7.50%, 6/15/2024(14)	7,000,000	7,000,000
Volt 2018-FTI
3.13%, 03/29/2021(5)	925,665	921,477
Volt LXIV LLC
3.38%, 10/25/2047(1)(3)	2,999,423	3,001,251
Volt LXXII LLC
4.21%, 10/26/2048(1)(3)	8,273,202	8,263,969
Volt LXXV LLC
4.34%, 01/25/2049(1)(3)	10,905,595	10,970,134
VOLT LXXXIII LLC
3.33%, 11/26/2049(1)(3)	12,801,695	12,793,966
Voya CLO 2015-1 Ltd.
2.90% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029(2)(3)	6,000,000	5,972,970
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036(3)	2,414,607	2,490,686
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030(3)	854,511	857,780
4.05%, 12/20/2030(3)	1,520,843	1,533,189
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022(3)	235,734	235,870
3.46%, 10/17/2022(3)	1,202,000	1,209,594

Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022(3)	618,049	618,724
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022(3)	8,855,479	8,887,132
Westlake Automobile Receivables Trust 2019-3
2.15%, 02/15/2023(3)	9,267,000	9,266,989
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	5,660,000	5,779,796
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,216,728
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024	6,018,000	6,085,297
World Omni Auto Receivables Trust 2019-C
1.96%, 12/16/2024	5,525,000	5,518,753
Zais CLO 7 Ltd.
3.29% (3 Month LIBOR USD + 1.29%), 04/15/2030(2)(3)	9,600,000	9,500,419
Zais CLO 8 Ltd.
2.95% (3 Month LIBOR USD + 0.95%), 04/15/2029(2)(3)	40,000,000	39,719,280

Total Asset-Backed Obligations (Cost: $1,893,917,679)		1,904,826,812

Corporate Bonds – 29.39%
Basic Materials – 1.05%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	550,000	547,285
Albemarle Corp.
5.45%, 12/01/2044	600,000	686,241
Anglo American Capital Plc
3.63%, 09/11/2024(3)	630,000	653,008
4.00%, 09/11/2027(3)	1,020,000	1,067,647
ArcelorMittal
6.25%, 02/25/2022	6,500,000	7,006,328
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	260,545
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,689,360
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075(2)(3)	985,000	1,015,535
Braskem Netherlands Finance BV
5.88%, 01/31/2050(3)	1,575,000	1,565,156
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	2,223,600
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,324,867
Dow Chemical Co.
4.55%, 11/30/2025	6,660,000	7,350,530
5.55%, 11/30/2048	3,005,000	3,746,333
DuPont de Nemours, Inc.
4.49%, 11/15/2025	1,600,000	1,760,370
5.32%, 11/15/2038	3,865,000	4,602,877
5.42%, 11/15/2048	1,200,000	1,481,451
Eastman Chemical Co.
4.50%, 01/15/2021	352,000	358,389
4.65%, 10/15/2044	2,575,000	2,763,816
Ecolab, Inc.
3.25%, 01/14/2023	452,000	466,185
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,776,865
Freeport-McMoRan, Inc.
3.55%, 03/01/2022	4,971,000	5,033,137
Georgia-Pacific LLC

3.73%, 07/15/2023(3)	5,380,000	5,629,143
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,235,130
Glencore Funding LLC
4.13%, 05/30/2023(3)	54,000	56,274
4.63%, 04/29/2024(3)	1,500,000	1,590,300
4.00%, 03/27/2027(3)	6,300,000	6,541,131
3.88%, 10/27/2027(3)	875,000	903,682
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(3)	3,561,000	3,731,928
5.71%, 11/15/2023(3)	3,478,000	3,836,037
6.76%, 11/15/2048(3)	1,140,000	1,469,046
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	786,458
5.00%, 09/26/2048	782,000	885,227
International Paper Co.
3.00%, 02/15/2027	714,000	735,480
5.00%, 09/15/2035	200,000	234,885
8.70%, 06/15/2038	350,000	516,794
6.00%, 11/15/2041	3,150,000	3,922,059
LYB International Finance BV
4.88%, 03/15/2044	610,000	685,464
LyondellBasell Industries NV
6.00%, 11/15/2021	2,628,000	2,791,039
5.75%, 04/15/2024	2,550,000	2,875,427
Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,096,859
5.45%, 11/15/2033	814,000	922,443
4.88%, 11/15/2041	52,000	54,371
5.63%, 11/15/2043	4,055,000	4,756,285
Newmont Goldcorp Corp.
3.63%, 06/09/2021	1,810,000	1,844,327
2.80%, 10/01/2029	1,130,000	1,117,875
Nucor Corp.
6.40%, 12/01/2037	800,000	1,081,369
Nutrien Ltd.
3.15%, 10/01/2022	875,000	893,616
4.20%, 04/01/2029	420,000	462,566
4.13%, 03/15/2035	1,960,000	2,046,538
6.13%, 01/15/2041	2,850,000	3,506,995
5.25%, 01/15/2045	1,900,000	2,234,924
5.00%, 04/01/2049	600,000	713,390
Orbia Advance Corp. SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,604,847
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	69,568
Samarco Mineracao SA
5.75%, 10/24/2023(3)(6)	537,000	362,475
SASOL Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,515,428
6.50%, 09/27/2028	1,555,000	1,727,703
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	414,222
Solvay Finance America LLC
4.45%, 12/03/2025(3)	7,000,000	7,567,076
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,147,981
Steel Dynamics, Inc.
3.45%, 04/15/2030	1,773,000	1,791,367
Syngenta Finance NV

4.89%, 04/24/2025(3)	7,000,000	7,486,490
5.68%, 04/24/2048(3)	791,000	822,502
Union Carbide Corp.
7.50%, 06/01/2025	624,000	757,963
7.75%, 10/01/2096	681,000	973,280
Vale Overseas Ltd.
6.25%, 08/10/2026	5,000,000	5,869,000
8.25%, 01/17/2034	984,000	1,381,290
6.88%, 11/21/2036	167,000	217,100
6.88%, 11/10/2039	2,107,000	2,744,367

Total Basic Materials		165,989,246

Communications – 2.43%
Amazon.com, Inc.
3.88%, 08/22/2037	1,700,000	1,927,542
America Movil SAB de CV
3.13%, 07/16/2022	374,000	382,409
3.63%, 04/22/2029	1,935,000	2,034,923
4.38%, 04/22/2049	1,214,000	1,394,109
AT&T, Inc.
2.45%, 06/30/2020	4,649,000	4,664,760
3.20%, 03/01/2022	11,089,000	11,354,170
3.90%, 03/11/2024	3,750,000	3,986,074
3.55%, 06/01/2024	2,300,000	2,416,842
3.95%, 01/15/2025	811,000	869,229
3.40%, 05/15/2025	22,556,000	23,625,773
3.60%, 07/15/2025	8,578,000	9,071,791
4.13%, 02/17/2026	3,541,000	3,834,642
2.95%, 07/15/2026	2,000,000	2,036,778
3.80%, 02/15/2027	2,850,000	3,034,917
4.30%, 02/15/2030	1,702,000	1,890,870
4.50%, 05/15/2035	6,175,000	6,866,700
5.25%, 03/01/2037	7,667,000	9,140,444
4.90%, 08/15/2037	5,669,000	6,512,749
4.85%, 03/01/2039	13,085,000	15,056,434
6.00%, 08/15/2040	4,381,000	5,597,894
5.35%, 09/01/2040	776,000	934,275
6.38%, 03/01/2041	7,828,000	10,354,033
5.38%, 10/15/2041	181,000	214,848
5.15%, 03/15/2042	40,000	46,618
4.30%, 12/15/2042	444,000	474,357
4.65%, 06/01/2044	2,145,000	2,338,292
4.80%, 06/15/2044	915,000	1,041,067
4.35%, 06/15/2045	511,000	550,071
5.15%, 11/15/2046	5,722,000	6,832,435
4.50%, 03/09/2048	836,000	922,347
4.55%, 03/09/2049	3,150,000	3,487,731
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	875,147
3.55%, 03/15/2028	1,500,000	1,596,486
British Telecommunications Plc
9.63%, 12/15/2030	101,000	155,120
CBS Corp.
3.70%, 08/15/2024	848,000	897,085
4.00%, 01/15/2026	1,000,000	1,071,620
3.70%, 06/01/2028	870,000	912,762
4.90%, 08/15/2044	315,000	355,516
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	10,000,000	11,007,570
5.05%, 03/30/2029	560,000	634,578
6.38%, 10/23/2035	5,867,000	7,389,572

5.38%, 04/01/2038	835,000	955,375
5.38%, 05/01/2047	4,610,000	5,157,563
4.80%, 03/01/2050	10,578,000	11,115,745
6.83%, 10/23/2055	1,745,000	2,274,473
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	218,095
Comcast Corp.
3.60%, 03/01/2024	542,000	574,286
3.95%, 10/15/2025	1,614,000	1,760,186
3.15%, 03/01/2026	1,716,000	1,797,329
3.15%, 02/15/2028	1,500,000	1,570,622
3.55%, 05/01/2028	886,000	952,228
2.65%, 02/01/2030	1,977,000	1,982,427
4.25%, 01/15/2033	3,107,000	3,593,082
4.20%, 08/15/2034	555,000	632,189
6.50%, 11/15/2035	2,370,000	3,353,354
3.90%, 03/01/2038	455,000	502,902
4.60%, 10/15/2038	3,293,000	3,916,814
3.25%, 11/01/2039	1,595,000	1,615,953
3.97%, 11/01/2047	154,000	169,371
4.70%, 10/15/2048	7,762,000	9,553,815
4.00%, 11/01/2049	638,000	708,609
4.05%, 11/01/2052	300,000	336,272
4.95%, 10/15/2058	4,495,000	5,836,438
Corning, Inc.
3.90%, 11/15/2049	2,672,000	2,705,628
Cox Communications, Inc.
3.25%, 12/15/2022(3)	348,000	357,788
3.85%, 02/01/2025(3)	1,250,000	1,323,780
3.35%, 09/15/2026(3)	369,000	380,816
3.50%, 08/15/2027(3)	8,245,000	8,612,770
4.80%, 02/01/2035(3)	6,000,000	6,633,193
8.38%, 03/01/2039(3)	1,500,000	2,250,918
4.60%, 08/15/2047(3)	588,000	650,999
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	595,090
3.66%, 05/15/2025(3)	955,000	990,434
Deutsche Telekom International Finance BV
2.23%, 01/17/2020(3)	4,602,000	4,602,255
3.60%, 01/19/2027(3)	508,000	534,427
8.75%, 06/15/2030	49,000	71,916
4.88%, 03/06/2042(3)	240,000	282,582
Discovery Communications LLC
4.38%, 06/15/2021	752,000	776,464
3.95%, 03/20/2028	631,000	672,785
6.35%, 06/01/2040	1,161,000	1,473,954
Fox Corp.
4.71%, 01/25/2029(3)	1,040,000	1,184,452
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	458,888
Level 3 Financing, Inc.
3.40%, 03/01/2027(3)	7,000,000	7,049,210
NBCUniversal Media LLC
5.95%, 04/01/2041	527,000	723,644
4.45%, 01/15/2043	15,000	17,459
Qwest Corp.
6.75%, 12/01/2021	3,866,000	4,159,363
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,489,863
Sky Ltd.

3.75%, 09/16/2024(3)	287,000	307,168
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	182,865
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	1,947,811
Telefonica Emisiones SA
5.13%, 04/27/2020	500,000	504,733
5.46%, 02/16/2021	233,000	241,787
4.10%, 03/08/2027	4,775,000	5,163,292
4.67%, 03/06/2038	1,175,000	1,302,770
4.90%, 03/06/2048	1,075,000	1,227,196
Tencent Holdings Ltd.
2.88%, 02/11/2020(3)	4,517,000	4,520,072
Time Warner Cable LLC
6.55%, 05/01/2037	375,000	459,074
7.30%, 07/01/2038	1,418,000	1,845,951
6.75%, 06/15/2039	539,000	682,998
5.88%, 11/15/2040	1,275,000	1,459,996
5.50%, 09/01/2041	6,815,000	7,594,584
Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	740,785
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	157,693
Verizon Communications, Inc.
4.13%, 03/16/2027	2,800,000	3,105,189
3.88%, 02/08/2029	765,000	843,600
4.02%, 12/03/2029	712,000	795,301
4.50%, 08/10/2033	7,079,000	8,260,123
4.40%, 11/01/2034	4,843,000	5,603,379
4.27%, 01/15/2036	6,470,000	7,305,350
5.25%, 03/16/2037	731,000	916,012
4.81%, 03/15/2039	7,941,000	9,562,392
4.86%, 08/21/2046	10,285,000	12,729,044
4.52%, 09/15/2048	2,549,000	3,048,800
4.67%, 03/15/2055	4,210,000	5,192,803
Viacom, Inc.
6.88%, 04/30/2036	750,000	1,002,252
4.38%, 03/15/2043	2,073,000	2,192,325
Vodafone Group Plc
6.15%, 02/27/2037	4,600,000	5,927,962
5.25%, 05/30/2048	938,000	1,127,427
4.88%, 06/19/2049	6,666,000	7,706,493
Walt Disney Co.
8.88%, 04/26/2023	108,000	131,045
9.50%, 07/15/2024	175,000	225,509
3.70%, 10/15/2025	380,000	410,910
7.63%, 11/30/2028	310,000	428,785
6.20%, 12/15/2034	150,000	210,243
6.40%, 12/15/2035	1,703,000	2,415,334

Total Communications		381,845,439

Consumer, Cyclical – 1.55%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,622,545	1,723,950
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	733,947	765,531
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,184,494	1,255,044
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,801,806	2,835,719
Air Canada 2017-1 Class AA Pass Through Trust

3.30%, 01/15/2030(3)	1,599,677	1,629,428
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	62,317	64,086
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	873,552	915,003
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	2,554,558	2,662,256
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	363,265	381,896
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,292,763	3,413,291
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	592,307	624,605
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	208,498	217,840
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,298,840	1,334,889
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,430,747	2,476,278
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,039,034	2,147,653
American Airlines 2019-1 Class A Pass Through Trust
3.50%, 02/15/2032	3,960,000	4,054,548
American Honda Finance Corp.
2.90%, 02/16/2024	300,000	309,276
2.30%, 09/09/2026	185,000	184,567
BMW US Capital LLC
2.41% (3 Month LIBOR USD + 0.41%), 04/12/2021(2)(3)	1,675,000	1,677,691
2.25%, 09/15/2023(3)	894,000	895,438
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,554,004	2,678,600
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,208,693	1,279,758
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,564,852	1,621,336
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,697,530
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	2,688	2,709
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,885,783	5,138,633
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,122,129	1,178,397
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,648,273	4,902,207
Daimler Finance North America LLC
2.88%, 03/10/2021(3)	700,000	705,967
3.35%, 02/22/2023(3)	1,000,000	1,027,820
8.50%, 01/18/2031	155,000	230,375
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,580,234	3,885,555
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	137,885	139,025
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,201,274
Dollar General Corp.
4.13%, 05/01/2028	835,000	910,892
Dollar Tree, Inc.
4.20%, 05/15/2028	3,695,000	3,958,917
Ford Motor Co.

5.29%, 12/08/2046	280,000	265,517
Ford Motor Credit Co. LLC
3.16%, 08/04/2020	1,000,000	1,003,952
3.34%, 03/18/2021	4,321,000	4,352,653
5.88%, 08/02/2021	9,695,000	10,147,443
3.81%, 10/12/2021	6,200,000	6,313,167
3.34%, 03/28/2022	3,000,000	3,028,856
4.25%, 09/20/2022	3,800,000	3,929,042
3.35%, 11/01/2022	620,000	625,969
4.54%, 08/01/2026	7,704,000	7,875,253
General Motors Co.
4.00%, 04/01/2025	1,765,000	1,859,410
6.60%, 04/01/2036	685,000	806,947
5.15%, 04/01/2038	500,000	510,375
6.25%, 10/02/2043	2,057,000	2,305,489
5.95%, 04/01/2049	1,768,000	1,954,716
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,301,611
2.45%, 11/06/2020	9,004,000	9,025,257
2.86% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,597,058
3.55%, 04/09/2021	2,725,000	2,776,284
4.38%, 09/25/2021	5,000,000	5,179,962
3.45%, 01/14/2022	6,500,000	6,644,043
3.45%, 04/10/2022	6,502,000	6,648,172
3.70%, 05/09/2023	5,249,000	5,409,478
3.95%, 04/13/2024	7,785,000	8,133,818
3.50%, 11/07/2024	1,230,000	1,266,592
4.00%, 01/15/2025	1,140,000	1,197,583
4.35%, 04/09/2025	1,355,000	1,451,061
4.30%, 07/13/2025	580,000	619,516
Hasbro, Inc.
3.55%, 11/19/2026	5,899,000	5,933,893
Home Depot, Inc.
4.20%, 04/01/2043	655,000	757,916
4.40%, 03/15/2045	268,000	319,335
Hyundai Capital America
2.75%, 09/18/2020(3)	4,000,000	4,013,770
3.45%, 03/12/2021(3)	4,170,000	4,220,665
3.10%, 04/05/2022(3)	2,500,000	2,531,369
3.40%, 06/20/2024(3)	1,500,000	1,529,364
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,765,193
Lowe’s Cos, Inc.
3.65%, 04/05/2029	1,701,000	1,816,761
4.65%, 04/15/2042	449,000	513,530
4.55%, 04/05/2049	1,450,000	1,706,507
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,743,461
McDonald’s Corp.
4.70%, 12/09/2035	216,000	255,637
6.30%, 10/15/2037	679,000	920,257
4.45%, 03/01/2047	360,000	412,582
4.45%, 09/01/2048	1,874,000	2,141,079
3.63%, 09/01/2049	3,471,000	3,518,828
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	528,568
3.60%, 09/01/2027	802,000	855,078
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	905,866	932,575
United Airlines 2013-1 Class A Pass Through Trust

4.30%, 08/15/2025	602,118	644,941
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	843,366	896,199
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	788,923	803,713
United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	7,146,791	7,319,402
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	428,792	435,382
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,609,697	1,629,135
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,297,832	1,330,662
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,421,342	2,492,582
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	539,354	557,453
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	2,300,000	2,484,595
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,635,000	2,842,568
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,904,000	2,909,053
US Airways 2012-1 Class A Pass Through Trust
5.90%, 10/01/2024	380,264	422,100
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020(3)	3,795,000	3,856,764
4.00%, 11/12/2021(3)	5,045,000	5,216,530
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	5,323,000	5,542,783
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,159,977

Total Consumer, Cyclical		244,317,415

Consumer, Non-cyclical – 4.09%
Abbott Laboratories
4.75%, 11/30/2036	5,000,000	6,240,167
4.90%, 11/30/2046	2,755,000	3,614,676
AbbVie, Inc.
2.30%, 11/21/2022(3)	4,612,000	4,633,876
2.85%, 05/14/2023	4,900,000	4,994,842
2.60%, 11/21/2024(3)	18,895,000	19,003,172
3.60%, 05/14/2025	12,060,000	12,719,122
2.95%, 11/21/2026(3)	2,275,000	2,309,020
3.20%, 11/21/2029(3)	6,172,000	6,274,914
4.05%, 11/21/2039(3)	6,685,000	7,064,769
4.40%, 11/06/2042	1,700,000	1,834,585
4.70%, 05/14/2045	4,415,000	4,939,948
4.45%, 05/14/2046	425,000	453,873
4.88%, 11/14/2048	1,030,000	1,179,489
4.25%, 11/21/2049(3)	13,141,000	13,830,157
Advocate Health & Hospitals Corp.
3.39%, 10/15/2049	792,000	787,561
Aetna, Inc.
6.75%, 12/15/2037	341,000	459,365
4.50%, 05/15/2042	4,205,000	4,523,953
4.75%, 03/15/2044	1,800,000	2,005,207
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,236,869
Allergan Finance LLC
3.25%, 10/01/2022	4,000,000	4,086,414

Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,265,929
3.85%, 06/15/2024	1,198,000	1,257,411
3.80%, 03/15/2025	3,000,000	3,149,768
4.55%, 03/15/2035	6,025,000	6,572,082
Allergan Sales LLC
5.00%, 12/15/2021(3)	3,500,000	3,659,779
Allergan, Inc.
2.80%, 03/15/2023	971,000	978,082
AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,118,315
Amgen, Inc.
2.70%, 05/01/2022	5,600,000	5,674,996
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	514,644
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	2,345,000	2,714,706
4.70%, 02/01/2036	12,132,000	13,992,464
4.38%, 04/15/2038	2,240,000	2,510,392
5.45%, 01/23/2039	7,035,000	8,832,338
4.95%, 01/15/2042	2,735,000	3,228,908
4.90%, 02/01/2046	12,946,000	15,310,435
4.60%, 04/15/2048	3,701,000	4,210,763
4.44%, 10/06/2048	590,000	661,141
4.75%, 04/15/2058	1,345,000	1,567,508
Anthem, Inc.
3.13%, 05/15/2022	484,000	495,940
3.30%, 01/15/2023	271,000	280,249
3.50%, 08/15/2024	694,000	727,029
4.10%, 03/01/2028	920,000	998,462
4.63%, 05/15/2042	400,000	450,182
4.65%, 01/15/2043	391,000	439,953
5.10%, 01/15/2044	1,690,000	2,017,033
4.65%, 08/15/2044	395,000	446,479
4.38%, 12/01/2047	4,500,000	4,953,168
Ascension Health
3.11%, 11/15/2039	2,670,000	2,624,276
AstraZeneca Plc
6.45%, 09/15/2037	500,000	705,786
4.00%, 09/18/2042	540,000	591,344
BAT Capital Corp.
3.22%, 08/15/2024	7,145,000	7,302,192
4.39%, 08/15/2037	822,000	830,654
Baxalta, Inc.
3.60%, 06/23/2022	110,000	112,881
5.25%, 06/23/2045	50,000	64,409
Bayer US Finance II LLC
2.58% (3 Month LIBOR USD + 0.63%), 06/25/2021(2)(3)	4,135,000	4,148,048
3.50%, 06/25/2021(3)	1,650,000	1,679,729
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	2,007,040
3.97%, 11/15/2046	3,700,000	4,010,081
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,088,793
Boston Scientific Corp.
3.75%, 03/01/2026	765,000	819,208
4.00%, 03/01/2029	2,545,000	2,812,847
4.55%, 03/01/2039	725,000	850,809
Bristol-Myers Squibb Co.
3.25%, 02/20/2023(3)	2,000,000	2,070,188

3.20%, 06/15/2026(3)	2,246,000	2,355,306
3.40%, 07/26/2029(3)	2,468,000	2,637,418
4.13%, 06/15/2039(3)	7,109,000	8,184,627
5.70%, 10/15/2040(3)	302,000	401,660
4.63%, 05/15/2044(3)	2,640,000	3,191,505
5.00%, 08/15/2045(3)	860,000	1,100,032
4.35%, 11/15/2047(3)	7,950,000	9,457,245
4.55%, 02/20/2048(3)	1,770,000	2,162,079
4.25%, 10/26/2049(3)	1,737,000	2,055,408
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	286,515
Campbell Soup Co.
4.80%, 03/15/2048	775,000	894,992
Cargill, Inc.
3.30%, 03/01/2022(3)	800,000	817,877
3.25%, 03/01/2023(3)	345,000	356,232
Cigna Corp.
3.40%, 09/17/2021	9,818,000	10,047,586
4.75%, 11/15/2021(3)	4,000,000	4,191,905
3.05%, 11/30/2022(3)	9,105,000	9,301,917
3.25%, 04/15/2025(3)	970,000	1,005,061
4.50%, 02/25/2026(3)	755,000	827,675
4.38%, 10/15/2028	30,325,000	33,553,704
4.80%, 07/15/2046(3)	218,000	252,308
4.90%, 12/15/2048	2,487,000	2,961,545
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	550,000	580,682
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	40,616
9.75%, 03/01/2021	1,750,000	1,877,984
4.30%, 05/01/2024	10,207,000	10,984,584
4.60%, 11/01/2025	685,000	756,014
7.00%, 10/01/2028	3,250,000	4,093,864
5.30%, 11/01/2038	530,000	627,989
5.40%, 11/01/2048	1,859,000	2,263,872
Constellation Brands, Inc.
4.40%, 11/15/2025	760,000	829,636
4.65%, 11/15/2028	4,780,000	5,372,452
5.25%, 11/15/2048	460,000	557,862
CVS Health Corp.
4.00%, 12/05/2023	6,000,000	6,345,446
4.30%, 03/25/2028	5,268,000	5,748,628
3.25%, 08/15/2029	6,539,000	6,636,342
4.88%, 07/20/2035	2,515,000	2,885,775
4.78%, 03/25/2038	4,305,000	4,879,533
5.30%, 12/05/2043	3,260,000	3,883,123
5.13%, 07/20/2045	4,430,000	5,240,584
5.05%, 03/25/2048	9,082,000	10,730,211
CVS Pass-Through Trust
7.51%, 01/10/2032(3)	865,698	1,069,584
5.77%, 01/10/2033(3)	779,809	878,559
5.93%, 01/10/2034(3)	579,181	674,361
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	873,989	1,113,715
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,631,353	2,687,443
DH Europe Finance II Sarl
3.25%, 11/15/2039	431,000	433,252
Diageo Investment Corp.
8.00%, 09/15/2022	516,000	593,292

DP World Plc
4.70%, 09/30/2049(3)	1,689,000	1,697,445
Eli Lilly & Co.
4.15%, 03/15/2059	400,000	470,619
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	415,294
6.70%, 06/01/2034(3)	508,000	684,628
5.63%, 03/15/2042(3)	357,000	451,905
4.50%, 02/15/2045(3)	300,000	329,959
Experian Finance Plc
2.75%, 03/08/2030(3)	9,240,000	9,089,227
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	579,908
General Mills, Inc.
4.00%, 04/17/2025	925,000	999,601
4.55%, 04/17/2038	3,250,000	3,757,622
Gilead Sciences, Inc.
4.60%, 09/01/2035	4,225,000	5,034,579
4.00%, 09/01/2036	313,000	345,764
Global Payments Inc.
4.15%, 08/15/2049	1,800,000	1,919,560
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,212,824
4.70%, 11/10/2047(3)	4,500,000	4,697,775
HCA, Inc.
5.25%, 06/15/2026	2,000,000	2,238,605
5.13%, 06/15/2039	1,715,000	1,892,706
5.25%, 06/15/2049	2,984,000	3,326,144
Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,417,012
JM Smucker Co.
3.00%, 03/15/2022	4,750,000	4,832,456
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,265,775
3.40%, 01/15/2038	1,852,000	1,981,592
Kellogg Co.
3.40%, 11/15/2027	1,200,000	1,252,615
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	4,575,000	4,822,150
3.13%, 12/15/2023	925,000	950,420
4.42%, 05/25/2025	447,000	487,726
3.43%, 06/15/2027	1,802,000	1,875,624
4.99%, 05/25/2038	646,000	761,073
4.42%, 12/15/2046	4,032,000	4,333,094
5.09%, 05/25/2048	500,000	600,594
Kraft Heinz Foods Co.
2.80%, 07/02/2020	541,000	541,858
3.00%, 06/01/2026	3,625,000	3,622,087
3.75%, 04/01/2030(3)	4,035,000	4,151,771
5.00%, 07/15/2035	4,415,000	4,895,372
5.00%, 06/04/2042	505,000	538,279
4.38%, 06/01/2046	5,760,000	5,661,524
4.88%, 10/01/2049(3)	7,752,000	8,157,817
Kroger Co.
5.40%, 07/15/2040	95,000	110,307
4.45%, 02/01/2047	1,010,000	1,071,403
Laboratory Corp. of America Holdings
3.20%, 02/01/2022	1,127,000	1,152,270
2.95%, 12/01/2029	7,795,000	7,804,635
Magellan Health, Inc.

4.90%, 09/22/2024	273,000	279,825
Mars, Inc.
3.95%, 04/01/2049(3)	5,320,000	6,002,036
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	2,111,002
3.89%, 07/01/2116	2,906,000	3,148,215
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	310,233
3.40%, 08/15/2027	594,000	618,813
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	972,959
Medtronic, Inc.
3.50%, 03/15/2025	5,546,000	5,939,355
4.38%, 03/15/2035	662,000	782,745
Memorial Health Services
3.45%, 11/01/2049	3,040,000	2,979,954
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,009,679
Mylan NV
3.95%, 06/15/2026	532,000	554,080
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	5,070,791
4.55%, 04/15/2028	700,000	752,691
5.20%, 04/15/2048	715,000	798,233
New York & Presbyterian Hospital
4.02%, 08/01/2045	125,000	139,160
Northwell Healthcare, Inc.
3.81%, 11/01/2049	1,650,000	1,655,719
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,852,710
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,516,909
4.40%, 05/15/2044	3,464,000	4,124,804
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,318,543
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	5,770,334
Procter & Gamble – Esop
9.36%, 01/01/2021	52,515	53,987
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,210,474
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	5,073,939
3.45%, 06/01/2026	223,000	234,084
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,208,361
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,379,226
5.70%, 08/15/2035	1,100,000	1,276,215
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	13,206,263
2.88%, 09/23/2023	668,000	680,227
3.20%, 09/23/2026	3,626,000	3,733,055
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	14,035,955
Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,167,738
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	233,255
2.95%, 09/19/2026	476,000	489,005

Tyson Foods, Inc.
4.50%, 06/15/2022	2,485,000	2,615,487
3.95%, 08/15/2024	1,100,000	1,178,592
4.88%, 08/15/2034	400,000	474,631
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	847,022
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550,000	575,456
4.63%, 07/15/2035	427,000	517,593
3.50%, 08/15/2039	3,171,000	3,321,383
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,530,613
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,725,044
3.70%, 03/19/2023	407,000	423,950
3.55%, 04/01/2025	6,000,000	6,321,634
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,811,629

Total Consumer, Non-cyclical		643,231,647

Diversified – 0.02%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	398,704
2.75%, 10/03/2026(3)	600,000	594,464
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	502,598
CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	808,235
CVS Pass-Through Trust
4.70%, 01/10/2036(3)	905,310	962,149
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	460,960

Total Diversified		3,727,110

Energy – 3.09%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	2,718,000	3,139,290
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	379,195
Apache Corp.
3.25%, 04/15/2022	40,000	40,743
5.10%, 09/01/2040	600,000	609,417
4.75%, 04/15/2043	416,000	400,908
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,231,521
4.25%, 07/15/2027(3)	1,098,000	1,179,167
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	600,000	705,177
Boardwalk Pipelines LP
4.80%, 05/03/2029	960,000	1,025,531
BP Capital Markets America, Inc.
3.25%, 05/06/2022	262,000	270,320
3.79%, 02/06/2024	9,145,000	9,725,368
3.22%, 04/14/2024	2,262,000	2,359,807
3.02%, 01/16/2027	1,052,000	1,088,805
BP Capital Markets Plc
3.81%, 02/10/2024	1,615,000	1,722,836
3.54%, 11/04/2024	700,000	744,584
3.51%, 03/17/2025	45,000	47,869
3.28%, 09/19/2027	1,101,000	1,157,211
Buckeye Partners LP
4.88%, 02/01/2021	704,000	716,430

5.85%, 11/15/2043	591,000	531,879
5.60%, 10/15/2044	2,000,000	1,747,019
Cameron LNG LLC
3.30%, 01/15/2035(3)	2,770,000	2,791,576
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	54,773
6.45%, 06/30/2033	1,153,000	1,472,154
5.85%, 02/01/2035	200,000	245,921
6.50%, 02/15/2037	118,000	153,928
6.75%, 02/01/2039	206,000	278,613
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,828,585
6.75%, 11/15/2039	1,130,000	1,436,463
5.40%, 06/15/2047	322,000	375,149
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,000,000	2,032,819
2.88%, 09/30/2029	6,325,000	6,327,606
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,584,678
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,412,624
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	687,539
Continental Resources, Inc.
4.90%, 06/01/2044	2,659,000	2,815,619
Ecopetrol SA
5.88%, 09/18/2023	395,000	437,056
4.13%, 01/16/2025	383,000	402,154
5.38%, 06/26/2026	537,000	601,445
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	897,888
4.95%, 05/15/2028	615,000	622,226
Enbridge Energy Partners LP
7.50%, 04/15/2038	1,000,000	1,431,964
Enbridge, Inc.
3.70%, 07/15/2027	538,000	569,225
4.50%, 06/10/2044	500,000	551,459
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078(2)	950,000	1,030,360
Encana Corp.
8.13%, 09/15/2030	400,000	515,146
7.20%, 11/01/2031	500,000	610,808
7.38%, 11/01/2031	274,000	333,771
6.50%, 08/15/2034	268,000	314,516
Energy Transfer Operating LP
4.75%, 01/15/2026	497,000	537,684
6.05%, 06/01/2041	500,000	563,276
6.13%, 12/15/2045	810,000	937,019
6.25%, 04/15/2049	3,840,000	4,621,437
Energy Transfer Partners LP
5.88%, 03/01/2022	5,000,000	5,304,872
5.00%, 10/01/2022	3,300,000	3,498,832
4.50%, 11/01/2023	7,082,000	7,498,281
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	3,098,164
5.70%, 10/01/2040(3)	557,000	671,275
ENI USA, Inc.
7.30%, 11/15/2027	400,000	515,486
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	940,000
Enterprise Products Operating LLC

3.90%, 02/15/2024	3,400,000	3,608,005
3.75%, 02/15/2025	515,000	549,250
3.70%, 02/15/2026	304,000	323,348
5.75%, 03/01/2035	1,075,000	1,292,954
5.95%, 02/01/2041	201,000	258,777
4.85%, 08/15/2042	4,000,000	4,633,358
4.20%, 01/31/2050	1,335,000	1,428,006
4.95%, 10/15/2054	177,000	203,729
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	253,488
EQM Midstream Partners LP
4.75%, 07/15/2023	5,000,000	5,012,674
4.00%, 08/01/2024	3,500,000	3,403,289
EQT Corp.
3.90%, 10/01/2027	805,000	752,944
Equinor ASA
2.65%, 01/15/2024	663,000	679,553
3.25%, 11/10/2024	508,000	534,984
Exxon Mobil Corp.
3.00%, 08/16/2039	2,035,000	2,034,872
3.10%, 08/16/2049	2,540,000	2,526,807
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022(3)	1,140,000	1,236,900
4.95%, 07/19/2022(3)	610,000	645,093
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,320,360
4.85%, 11/15/2035	200,000	225,821
4.75%, 08/01/2043	565,000	626,398
7.60%, 08/15/2096(3)	258,000	356,553
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,143,028
Hess Corp.
7.88%, 10/01/2029	2,520,000	3,292,956
5.60%, 02/15/2041	1,455,000	1,699,812
Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	2,728,856
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,742,885
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	4,875,000	5,080,487
4.30%, 05/01/2024	3,700,000	3,954,704
7.30%, 08/15/2033	1,650,000	2,205,182
6.95%, 01/15/2038	2,242,000	2,964,056
7.50%, 11/15/2040	483,000	667,041
Kinder Morgan, Inc.
4.30%, 03/01/2028	2,000,000	2,179,422
7.80%, 08/01/2031	4,600,000	6,323,254
5.20%, 03/01/2048	600,000	694,713
Magellan Midstream Partners LP
4.25%, 02/01/2021	502,000	514,112
3.20%, 03/15/2025	386,000	394,464
4.20%, 12/01/2042	417,000	424,672
5.15%, 10/15/2043	441,000	515,137
4.20%, 03/15/2045	5,725,000	5,780,033
4.20%, 10/03/2047	1,050,000	1,117,290
Marathon Oil Corp.
2.80%, 11/01/2022	700,000	711,426
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,572,826
3.63%, 09/15/2024	1,241,000	1,302,489

4.50%, 04/01/2048	3,000,000	3,182,558
MPLX LP
4.88%, 12/01/2024	3,000,000	3,258,742
5.25%, 01/15/2025(3)	5,103,000	5,355,253
4.13%, 03/01/2027	622,000	652,674
4.80%, 02/15/2029	1,393,000	1,526,976
4.50%, 04/15/2038	8,016,000	8,138,157
5.20%, 03/01/2047	1,573,000	1,696,118
5.50%, 02/15/2049	5,722,000	6,482,101
Newfield Exploration Co.
5.75%, 01/30/2022	1,320,000	1,402,693
Nexen, Inc.
6.40%, 05/15/2037	4,408,000	6,043,528
Noble Energy, Inc.
3.25%, 10/15/2029	1,155,000	1,163,223
6.00%, 03/01/2041	3,602,000	4,338,308
5.25%, 11/15/2043	3,975,000	4,467,147
5.05%, 11/15/2044	3,740,000	4,163,957
Occidental Petroleum Corp.
4.85%, 03/15/2021	4,327,000	4,456,523
6.95%, 07/01/2024	127,000	149,578
5.55%, 03/15/2026	9,021,000	10,237,148
3.20%, 08/15/2026	3,000,000	3,035,402
7.15%, 05/15/2028	170,000	211,062
7.50%, 05/01/2031	206,000	267,838
7.88%, 09/15/2031	900,000	1,206,665
6.45%, 09/15/2036	2,685,000	3,292,738
0.00%, 10/10/2036	4,000,000	2,011,346
4.30%, 08/15/2039	1,540,000	1,566,504
4.63%, 06/15/2045	158,000	163,015
4.20%, 03/15/2048	800,000	792,289
Oleoducto Central SA
4.00%, 05/07/2021(3)	225,000	228,940
ONEOK Partners LP
3.38%, 10/01/2022	151,000	155,333
5.00%, 09/15/2023	3,923,000	4,253,787
6.65%, 10/01/2036	1,050,000	1,337,707
6.20%, 09/15/2043	2,500,000	3,157,982
ONEOK, Inc.
3.40%, 09/01/2029	925,000	938,585
4.95%, 07/13/2047	1,850,000	2,034,122
5.20%, 07/15/2048	1,400,000	1,584,237
Petroleos Mexicanos
5.50%, 01/21/2021	5,220,000	5,363,550
6.88%, 08/04/2026	3,480,000	3,821,214
6.49%, 01/23/2027(3)	4,816,000	5,121,142
6.50%, 03/13/2027	4,000,000	4,246,880
5.35%, 02/12/2028	847,000	842,765
6.50%, 01/23/2029	970,000	1,020,440
6.84%, 01/23/2030(3)	371,000	395,612
6.63%, 06/15/2035	1,647,000	1,687,351
6.75%, 09/21/2047	10,531,000	10,550,798
6.35%, 02/12/2048	6,057,000	5,845,005
7.69%, 01/23/2050(3)	7,496,000	8,180,685
Phillips 66
5.88%, 05/01/2042	3,000,000	4,043,017
4.88%, 11/15/2044	70,000	84,266
Phillips 66 Partners LP
3.61%, 02/15/2025	560,000	586,453
3.55%, 10/01/2026	190,000	198,846

3.15%, 12/15/2029	1,205,000	1,198,965
4.90%, 10/01/2046	412,000	466,822
Plains All American Pipeline LP / PAA Finance Corp.
4.65%, 10/15/2025	16,794,000	17,976,784
3.55%, 12/15/2029	2,800,000	2,755,917
5.15%, 06/01/2042	1,540,000	1,550,063
4.70%, 06/15/2044	3,880,000	3,763,325
Reliance Holding USA, Inc.
5.40%, 02/14/2022(3)	1,115,000	1,178,437
Rockies Express Pipeline LLC
5.63%, 04/15/2020(3)	215,000	217,278
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	11,226,965
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	11,474,453
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	821,362
3.90%, 05/17/2028(3)	852,000	906,567
Schlumberger Investment SA
3.30%, 09/14/2021(3)	337,000	344,393
Shell International Finance BV
2.00%, 11/07/2024	2,101,000	2,095,364
3.13%, 11/07/2049	5,588,000	5,499,850
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020(3)	8,000,000	8,005,644
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026(3)	2,000,000	2,076,042
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(3)	4,318,000	4,416,489
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	645,359
4.80%, 03/15/2047(3)	428,000	486,331
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	823,009
5.95%, 09/25/2043	207,000	259,497
4.50%, 03/15/2045	3,000,000	3,300,694
Suncor Energy, Inc.
7.88%, 06/15/2026	543,000	693,837
5.95%, 12/01/2034	1,048,000	1,365,979
5.95%, 05/15/2035	350,000	453,680
6.80%, 05/15/2038	423,000	601,316
Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	411,340
4.95%, 01/15/2043	1,482,000	1,464,236
5.30%, 04/01/2044	200,000	212,329
5.40%, 10/01/2047	1,500,000	1,626,532
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	9,006,056
3.90%, 05/25/2027	5,457,000	5,704,343
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	720,784
3.50%, 01/15/2028(3)	450,000	461,763
Total Capital International SA
3.46%, 07/12/2049	1,905,000	1,997,390
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	792,000	886,125
6.20%, 10/15/2037	573,000	746,607
4.75%, 05/15/2038	1,000,000	1,140,409
Valero Energy Corp.
7.50%, 04/15/2032	175,000	243,005

6.63%, 06/15/2037	5,000,000	6,612,721
Williams Cos, Inc.
4.30%, 03/04/2024	2,500,000	2,666,094
3.90%, 01/15/2025	700,000	736,489
8.75%, 03/15/2032	7,457,000	10,709,690
6.30%, 04/15/2040	333,000	412,196
5.40%, 03/04/2044	2,750,000	3,091,945
5.75%, 06/24/2044	2,500,000	2,955,297
4.90%, 01/15/2045	7,000,000	7,537,379
4.85%, 03/01/2048	3,890,000	4,246,124
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,415,912

Total Energy		487,290,924

Financials – 11.43%
ABN AMRO Bank NV
2.45%, 06/04/2020(3)	1,594,000	1,596,448
2.65%, 01/19/2021(3)	1,000,000	1,006,000
4.75%, 07/28/2025(3)	6,031,000	6,566,677
AerCap Ireland Capital DAC
3.30%, 01/23/2023	701,000	718,150
3.50%, 01/15/2025	1,500,000	1,545,109
AIA Group Ltd.
3.20%, 03/11/2025(3)	7,455,000	7,643,253
3.90%, 04/06/2028(3)	1,000,000	1,067,495
3.60%, 04/09/2029(3)	795,000	833,234
AIB Group Plc
4.75%, 10/12/2023(3)	3,500,000	3,757,046
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,337,479
Air Lease Corp.
3.25%, 03/01/2025	710,000	730,364
3.25%, 10/01/2029	3,950,000	3,923,691
Aircastle Ltd.
4.40%, 09/25/2023	1,480,000	1,563,786
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	338,000	361,010
4.00%, 02/01/2050	1,451,000	1,584,768
American Express Co.
4.20%, 11/06/2025	1,400,000	1,541,976
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,476,921
American International Group, Inc.
3.38%, 08/15/2020	4,639,000	4,681,458
6.40%, 12/15/2020	5,100,000	5,310,392
4.13%, 02/15/2024	879,000	943,266
3.75%, 07/10/2025	444,000	474,761
3.90%, 04/01/2026	1,370,000	1,467,063
3.88%, 01/15/2035	376,000	398,410
4.50%, 07/16/2044	1,608,000	1,849,535
American Tower Corp.
2.25%, 01/15/2022	600,000	601,711
3.50%, 01/31/2023	341,000	353,325
3.38%, 10/15/2026	506,000	525,570
3.70%, 10/15/2049	2,065,000	2,051,168
American Tower Trust
3.07%, 03/15/2023(3)	2,900,000	2,936,489
AmSouth Bancorp
6.75%, 11/01/2025	527,000	622,393
ANZ New Zealand Int’l Ltd.
2.85%, 08/06/2020(3)	250,000	251,220

3.45%, 01/21/2028(3)	500,000	526,924
Aon Plc
4.00%, 11/27/2023	5,000,000	5,290,781
3.50%, 06/14/2024	815,000	854,129
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,115,887
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,262,384
Athene Global Funding
2.75%, 04/20/2020(3)	1,407,000	1,409,928
2.95%, 11/12/2026(3)	8,370,000	8,351,000
Australia & New Zealand Banking Group Ltd.
4.50%, 03/19/2024(3)	9,000,000	9,575,620
4.40%, 05/19/2026(3)	226,000	240,669
Avolon Holdings Funding Ltd.
5.25%, 05/15/2024(3)	1,220,000	1,331,728
4.38%, 05/01/2026(3)	790,000	834,477
Banco del Estado de Chile
2.67%, 01/08/2021(3)	8,788,000	8,792,046
Banco Santander SA
3.50%, 04/11/2022	5,000,000	5,134,376
3.13%, 02/23/2023	2,200,000	2,244,275
3.12% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	1,006,420
3.85%, 04/12/2023	2,400,000	2,502,114
5.18%, 11/19/2025	1,500,000	1,679,059
Bank of America Corp.
2.63%, 04/19/2021	2,500,000	2,523,372
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021(2)	2,500,000	2,505,435
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(2)	19,029,000	19,407,070
2.50%, 10/21/2022	931,000	940,108
3.30%, 01/11/2023	3,800,000	3,927,749
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023(2)	951,000	969,730
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023(2)	1,640,000	1,668,370
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	10,960,000	11,224,121
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	1,985,000	2,060,088
4.00%, 04/01/2024	2,390,000	2,559,143
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	4,717,000	4,963,537
4.20%, 08/26/2024	1,750,000	1,878,424
4.00%, 01/22/2025	5,349,000	5,702,786
3.95%, 04/21/2025	5,201,000	5,545,942
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,055,000	5,214,954
2.46% (3 Month LIBOR USD + 0.87%), 10/22/2025(2)	2,000,000	2,011,494
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,568,219
4.45%, 03/03/2026	7,140,000	7,835,580
4.25%, 10/22/2026	544,000	592,830
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	13,393,000	14,144,960
3.25%, 10/21/2027	5,800,000	6,039,691
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	6,750,000	7,259,540
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	4,806,431
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,259,220
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)	700,000	734,084
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029(2)	3,900,000	4,244,827
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,665,124
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	7,610,000	8,359,877
2.88% (3 Month LIBOR USD + 0.01%), 10/22/2030(2)	5,130,000	5,167,038
6.11%, 01/29/2037	3,580,000	4,829,376
7.75%, 05/14/2038	137,000	215,520
4.08% (3 Month LIBOR USD + 1.32%), 04/23/2040(2)	1,615,000	1,827,184
4.33% (3 Month LIBOR USD + 1.52%), 03/15/2050(2)	1,615,000	1,933,292
Bank of Montreal

3.30%, 02/05/2024	1,200,000	1,249,888
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	7,474,823
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,026,395
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(2)	355,000	360,309
3.25%, 09/11/2024	650,000	682,515
3.00%, 02/24/2025	5,360,000	5,569,638
2.80%, 05/04/2026	305,000	313,387
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	992,364
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022(3)	2,995,000	2,997,507
3.75%, 07/20/2023(3)	1,650,000	1,729,327
Barclays Plc
3.68%, 01/10/2023	10,650,000	10,917,219
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,401,452
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024(2)	4,267,000	4,496,192
3.65%, 03/16/2025	2,522,000	2,625,086
5.20%, 05/12/2026	500,000	546,871
4.34%, 01/10/2028	2,360,000	2,529,777
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,759,234
BB&T Corp.
2.50%, 08/01/2024	14,412,000	14,584,728
2.85%, 10/26/2024	1,000,000	1,033,260
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,524,000	1,788,164
4.30%, 05/15/2043	322,000	371,235
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	8,130,000	8,560,810
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	191,142
BNP Paribas SA
3.50%, 03/01/2023(3)	430,000	444,720
3.80%, 01/10/2024(3)	1,600,000	1,679,505
3.38%, 01/09/2025(3)	10,725,000	11,128,709
2.82% (3 Month LIBOR USD + 1.11%), 11/19/2025(2)(3)	16,669,000	16,851,081
4.40%, 08/14/2028(3)	725,000	804,635
BNZ International Funding Ltd.
2.10%, 09/14/2021(3)	400,000	400,446
2.65%, 11/03/2022(3)	10,091,000	10,209,056
3.38%, 03/01/2023(3)	6,000,000	6,201,227
BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,536,687
2.75%, 09/18/2022(3)	780,000	782,737
Boston Properties LP
3.13%, 09/01/2023	300,000	309,411
3.20%, 01/15/2025	1,139,000	1,181,298
3.65%, 02/01/2026	557,000	589,674
BPCE SA
2.75%, 01/11/2023(3)	1,000,000	1,015,691
5.70%, 10/22/2023(3)	3,645,000	4,025,574
4.63%, 07/11/2024(3)	1,300,000	1,397,851
5.15%, 07/21/2024(3)	2,800,000	3,070,886
4.50%, 03/15/2025(3)	2,000,000	2,153,782
3.38%, 12/02/2026	500,000	524,021
3.25%, 01/11/2028(3)	7,815,000	8,107,467
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,154,358
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	827,721

4.85%, 03/29/2029	1,905,000	2,178,565
4.70%, 09/20/2047	769,000	881,832
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,195,436
Capital One Financial Corp.
3.90%, 01/29/2024	3,600,000	3,815,487
3.75%, 04/24/2024	824,000	867,136
3.20%, 02/05/2025	726,000	751,389
4.20%, 10/29/2025	400,000	431,351
3.75%, 07/28/2026	960,000	1,010,425
Capital One N.A.
2.95%, 07/23/2021	4,120,000	4,178,283
2.25%, 09/13/2021	7,005,000	7,034,676
Charles Schwab Corp.
3.23%, 09/01/2022	165,000	170,285
3.20%, 03/02/2027	1,700,000	1,777,497
Citigroup, Inc.
2.40%, 02/18/2020	2,000,000	2,000,804
2.75%, 04/25/2022	13,420,000	13,624,899
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	1,111,000	1,133,611
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	15,799,000	16,072,953
4.40%, 06/10/2025	12,181,000	13,228,862
3.70%, 01/12/2026	9,150,000	9,748,922
3.40%, 05/01/2026	1,000,000	1,049,470
3.20%, 10/21/2026	905,000	938,031
4.30%, 11/20/2026	5,442,000	5,919,112
4.45%, 09/29/2027	12,734,000	14,013,424
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	4,100,000	4,413,321
6.63%, 01/15/2028	387,000	488,901
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	4,625,000	4,924,917
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	7,000,000	7,361,305
2.98% (Secured Overnight Financing Rate + 1.42%), 11/05/2030(2)	10,800,000	10,951,411
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039(2)	500,000	548,587
8.13%, 07/15/2039	164,000	274,100
4.75%, 05/18/2046	1,200,000	1,437,917
4.65%, 07/23/2048	1,712,000	2,134,531
Citizens Bank N.A./Providence RI
3.70%, 03/29/2023	1,370,000	1,431,832
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	188,877
4.30%, 12/03/2025	343,000	368,258
CNA Financial Corp.
7.25%, 11/15/2023	7,470,000	8,729,188
3.95%, 05/15/2024	303,000	323,584
3.45%, 08/15/2027	820,000	853,594
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,073,101
Commonwealth Bank of Australia
2.00%, 09/06/2021(3)	450,000	450,870
2.50%, 09/18/2022(3)	800,000	810,242
3.45%, 03/16/2023(3)	1,300,000	1,354,140
4.50%, 12/09/2025(3)	778,000	840,554
2.85%, 05/18/2026(3)	1,300,000	1,325,502
3.74%, 09/12/2039(3)	6,585,000	6,595,075
Compass Bank
3.88%, 04/10/2025	7,840,000	8,228,503
Cooperatieve Rabobank UA
3.88%, 02/08/2022	5,323,000	5,541,590
3.88%, 09/26/2023(3)	1,400,000	1,479,279
4.63%, 12/01/2023	5,927,000	6,427,601

4.38%, 08/04/2025	570,000	617,961
3.75%, 07/21/2026	688,000	716,065
5.80%, 09/30/2110(3)	361,000	535,894
Credit Agricole SA
3.75%, 04/24/2023(3)	575,000	601,120
4.38%, 03/17/2025(3)	305,000	326,983
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,271,014
Credit Suisse AG
3.63%, 09/09/2024	560,000	595,240
Credit Suisse Group AG
3.57%, 01/09/2023(3)	3,216,000	3,302,688
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,454,062
4.28%, 01/09/2028(3)	3,973,000	4,318,353
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,499,000	2,659,796
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	541,670
3.80%, 06/09/2023	8,500,000	8,893,364
3.75%, 03/26/2025	1,900,000	2,009,271
4.55%, 04/17/2026	1,500,000	1,663,714
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,177,552
5.25%, 01/15/2023	400,000	434,329
4.00%, 03/01/2027	261,000	281,526
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2168(2)(3)	1,179,000	1,223,212
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	870,193
Danske Bank
2.00%, 09/08/2021(3)	558,000	555,521
2.70%, 03/02/2022(3)	542,000	545,875
Deutsche Bank AG
3.15%, 01/22/2021	5,000,000	5,021,896
4.25%, 10/14/2021	4,165,000	4,282,464
3.30%, 11/16/2022	3,000,000	3,029,427
3.70%, 05/30/2024	850,000	862,011
3.70%, 05/30/2024	2,063,000	2,097,870
Deutsche Bank AG/New York NY
3.95%, 02/27/2023	5,000,000	5,124,726
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	523,962
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	489,019
Discover Bank
3.35%, 02/06/2023	2,000,000	2,063,134
4.20%, 08/08/2023	7,156,000	7,605,057
3.45%, 07/27/2026	1,951,000	2,024,398
4.65%, 09/13/2028	4,000,000	4,503,469
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,089,314
Duke Realty LP
3.63%, 04/15/2023	7,744,000	8,045,370
3.25%, 06/30/2026	203,000	210,118
Fifth Third Bancorp
3.65%, 01/25/2024	1,420,000	1,496,262
3.95%, 03/14/2028	1,000,000	1,098,454
FMR LLC
4.95%, 02/01/2033(3)	250,000	306,017
6.45%, 11/15/2039(3)	258,000	361,830
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,014,025

GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	17,078,000	17,090,892
4.42%, 11/15/2035	16,383,000	17,444,223
Globe Life, Inc.
4.55%, 09/15/2028	3,000,000	3,330,857
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	164,666
Goldman Sachs Group, Inc.
5.38%, 03/15/2020	2,985,000	3,005,703
2.60%, 04/23/2020	5,030,000	5,036,542
2.35%, 11/15/2021	2,657,000	2,666,937
5.75%, 01/24/2022	12,000,000	12,877,102
3.00%, 04/26/2022	1,653,000	1,673,342
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	14,157,000	14,354,659
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023(2)	3,076,000	3,125,640
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	8,773,000	8,928,034
3.50%, 01/23/2025	6,509,000	6,824,244
3.75%, 05/22/2025	1,305,000	1,383,981
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	5,782,104
3.75%, 02/25/2026	9,005,000	9,522,953
3.50%, 11/16/2026	1,700,000	1,786,691
3.85%, 01/26/2027	2,975,000	3,163,975
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	3,488,000	3,702,648
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	8,400,000	9,249,991
6.75%, 10/01/2037	2,170,000	3,007,884
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	6,226,000	7,077,748
4.80%, 07/08/2044	1,535,000	1,855,906
5.15%, 05/22/2045	4,000,000	4,903,325
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	214,527
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	884,085
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	749,390
GTP Acquisition Partners I LLC
2.35%, 06/15/2020(3)	271,000	271,043
3.48%, 06/16/2025(3)	1,824,000	1,871,180
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,854,000	7,104,636
Harborwalk Funding Trust
5.08% (3 Month LIBOR USD + 3.19%), 02/15/2069(2)(3)	2,400,000	2,836,721
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	4,118,000	4,152,655
4.30%, 04/15/2043	1,080,000	1,195,645
3.60%, 08/19/2049	1,000,000	1,026,050
HCP, Inc.
4.20%, 03/01/2024	241,000	257,519
3.88%, 08/15/2024	1,981,000	2,105,856
3.40%, 02/01/2025	662,000	690,765
3.50%, 07/15/2029	1,742,000	1,814,560
HSBC Holdings Plc
5.10%, 04/05/2021	4,650,000	4,821,576
2.50% (3 Month LIBOR USD + 0.60%), 05/18/2021(2)	7,250,000	7,257,382
2.65%, 01/05/2022	2,618,000	2,645,844
4.00%, 03/30/2022	780,000	812,553
3.60%, 05/25/2023	1,000,000	1,042,592
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023(2)	1,784,000	1,824,637
4.25%, 03/14/2024	2,795,000	2,967,664
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,368,015
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	16,021,000	16,806,442

4.25%, 08/18/2025	1,009,000	1,078,156
4.30%, 03/08/2026	1,000,000	1,087,999
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,562,816
4.38%, 11/23/2026	559,000	605,052
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	1,533,000	1,638,433
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	5,072,000	5,461,798
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,062,764
9.13%, 05/15/2021	75,000	81,622
Huntington Bancshares, Inc.
3.15%, 03/14/2021	225,000	227,752
2.30%, 01/14/2022	4,220,000	4,241,515
Huntington National Bank
2.88%, 08/20/2020	4,534,000	4,556,760
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,150,275
ING Bank NV
5.80%, 09/25/2023(3)	4,800,000	5,326,847
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,089,108
4.10%, 10/02/2023	3,175,000	3,375,429
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	578,000	616,431
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,349,767
5.88%, 08/15/2022	438,000	476,970
Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	10,737,315
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,068,683
3.75%, 01/15/2026	4,249,000	4,525,726
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	810,875
3.25%, 01/30/2024(3)	460,000	476,909
3.05%, 04/29/2026(3)	473,000	487,978
Jefferies Group LLC
5.13%, 01/20/2023	2,600,000	2,806,290
6.45%, 06/08/2027	428,000	501,552
6.25%, 01/15/2036	155,000	184,813
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	854,042
JPMorgan Chase & Co.
2.30%, 08/15/2021	3,600,000	3,607,924
3.38%, 05/01/2023	3,800,000	3,946,799
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,332,304
3.13%, 01/23/2025	4,000,000	4,173,112
3.30%, 04/01/2026	1,870,000	1,966,549
3.20%, 06/15/2026	11,090,000	11,575,512
2.95%, 10/01/2026	5,000,000	5,148,376
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,545,063
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	10,979,339
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(2)	6,147,000	6,138,190
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	6,083,796
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	9,794,000	11,083,005
5.00% (Secured Overnight Financing Rate + 3.38%), 02/01/2168(2)	5,010,000	5,210,400
KeyBank N.A.
3.18%, 05/22/2022	567,000	578,232
KeyCorp
5.10%, 03/24/2021	211,000	218,950
4.15%, 10/29/2025	950,000	1,040,293

Kilroy Realty LP
3.05%, 02/15/2030	10,561,000	10,400,283
Kimco Realty Corp.
4.45%, 09/01/2047	3,195,000	3,494,585
LeasePlan Corp. NV
2.88%, 10/24/2024(3)	7,774,000	7,764,157
Liberty Mutual Group, Inc.
4.25%, 06/15/2023(3)	72,000	76,463
4.57%, 02/01/2029(3)	2,301,000	2,568,049
3.95%, 10/15/2050(3)	6,769,000	7,017,243
Liberty Mutual Insurance Co.
8.50%, 05/15/2025(3)	700,000	871,143
7.70%, 10/15/2097(3)	100,000	141,946
Liberty Property LP
3.25%, 10/01/2026	303,000	316,222
Life Storage LP
4.00%, 06/15/2029	1,831,000	1,958,235
Lincoln National Corp.
4.20%, 03/15/2022	873,000	909,717
3.80%, 03/01/2028	900,000	958,256
3.05%, 01/15/2030	7,255,000	7,290,655
7.00%, 06/15/2040	1,715,000	2,434,688
Lloyds Bank Plc
5.80%, 01/13/2020(3)	172,000	172,177
2.40%, 03/17/2020	1,200,000	1,200,950
3.30%, 05/07/2021	11,200,000	11,379,815
Lloyds Banking Group Plc
4.05%, 08/16/2023	3,000,000	3,178,875
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	9,079,843
4.45%, 05/08/2025	855,000	933,159
4.58%, 12/10/2025	550,000	595,053
3.75%, 01/11/2027	2,000,000	2,100,400
4.38%, 03/22/2028	949,000	1,045,243
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	1,043,414
Macquarie Bank Ltd.
2.40%, 01/21/2020(3)	1,600,000	1,600,184
4.00%, 07/29/2025(3)	500,000	534,829
Macquarie Group Ltd.
6.00%, 01/14/2020(3)	1,975,000	1,977,378
6.25%, 01/14/2021(3)	1,111,000	1,156,768
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,131,999
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,100,633
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	2,565,000	2,680,374
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	5,062,283
Manulife Financial Corp.
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	1,981,644
Markel Corp.
3.63%, 03/30/2023	400,000	418,107
5.00%, 04/05/2046	1,265,000	1,447,564
4.15%, 09/17/2050	655,000	672,970
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,770,352
4.80%, 07/15/2021	5,000,000	5,179,845
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023(3)	550,000	627,071
3.73%, 10/15/2070(3)	3,109,000	2,994,027
4.90%, 04/01/2077(3)	5,000,000	6,011,852
MassMutual Global Funding II
2.50%, 10/17/2022(3)	386,000	391,414
2.75%, 06/22/2024(3)	700,000	717,614

MBIA Insurance Corp.
13.26% (3 Month LIBOR USD + 11.26%), 01/15/2033(3)	86,000	58,850
MDGH – GMTN BV
3.70%, 11/07/2049(3)	3,834,000	3,982,951
MetLife, Inc.
6.40%, 12/15/2036	3,265,000	3,999,625
4.88%, 11/13/2043	3,000,000	3,709,637
Metropolitan Life Global Funding I
3.88%, 04/11/2022(3)	1,480,000	1,541,458
3.00%, 01/10/2023(3)	407,000	418,550
3.00%, 09/19/2027(3)	1,180,000	1,222,721
Mid-America Apartments LP
4.00%, 11/15/2025	1,500,000	1,622,126
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	333,513
3.00%, 02/22/2022	206,000	209,862
3.22%, 03/07/2022	2,034,000	2,083,148
2.67%, 07/25/2022	800,000	811,424
3.46%, 03/02/2023	4,000,000	4,146,707
2.53%, 09/13/2023	481,000	485,959
3.41%, 03/07/2024	2,520,000	2,626,246
3.20%, 07/18/2029	5,364,000	5,551,614
3.75%, 07/18/2039	1,615,000	1,765,876
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	769,114
3.96%, 09/19/2023(3)	2,730,000	2,857,644
Mizuho Bank Ltd.
3.60%, 09/25/2024(3)	1,250,000	1,317,197
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,035,880
2.60%, 09/11/2022	3,500,000	3,544,673
2.87% (3 Month LIBOR USD + 1.31%), 09/13/2030(2)	1,620,000	1,616,243
Morgan Stanley
5.50%, 07/24/2020	360,000	367,259
5.75%, 01/25/2021	10,000,000	10,385,711
2.50%, 04/21/2021	2,000,000	2,015,141
5.50%, 07/28/2021	1,437,000	1,513,729
2.63%, 11/17/2021	3,860,000	3,905,112
2.75%, 05/19/2022	8,390,000	8,540,979
3.13%, 01/23/2023	1,735,000	1,783,322
3.75%, 02/25/2023	1,882,000	1,970,374
4.10%, 05/22/2023	3,460,000	3,652,591
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,533,496
3.88%, 04/29/2024	2,050,000	2,179,401
3.70%, 10/23/2024	1,167,000	1,238,998
4.00%, 07/23/2025	5,039,000	5,448,527
5.00%, 11/24/2025	4,959,000	5,581,423
3.88%, 01/27/2026	3,125,000	3,353,691
4.35%, 09/08/2026	930,000	1,016,331
3.63%, 01/20/2027	9,804,000	10,427,855
3.95%, 04/23/2027	14,190,000	15,207,854
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,247,028
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,699,330
4.30%, 01/27/2045	1,479,000	1,734,506
MUFG Bank Ltd.
4.10%, 09/09/2023(3)	239,000	254,499
3.75%, 03/10/2024(3)	3,215,000	3,395,802
National Australia Bank Ltd.
3.38%, 01/14/2026	2,768,000	2,909,086
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,418,349

National Retail Properties, Inc.
3.90%, 06/15/2024	1,310,000	1,386,162
3.60%, 12/15/2026	700,000	734,557
3.50%, 10/15/2027	400,000	417,585
Nationwide Building Society
6.25%, 02/25/2020(3)	1,000,000	1,006,011
4.00%, 09/14/2026(3)	7,250,000	7,624,005
Nationwide Financial Services, Inc.
5.38%, 03/25/2021(3)	2,000,000	2,077,047
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	12,130,411
NatWest Markets Plc
3.63%, 09/29/2022(3)	3,360,000	3,479,148
New York Life Global Funding
3.25%, 08/06/2021(3)	7,451,000	7,620,528
3.00%, 01/10/2028(3)	2,022,000	2,093,555
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	4,823,629
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,000,000	5,038,704
Nordea Bank Abp
2.50%, 09/17/2020(3)	450,000	452,029
4.25%, 09/21/2022(3)	12,865,000	13,500,428
3.75%, 08/30/2023(3)	4,000,000	4,175,507
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	421,976
Office Properties Income Trust
3.60%, 02/01/2020	2,400,000	2,400,000
4.00%, 07/15/2022	1,255,000	1,284,114
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,581,269
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,022,847
3.88%, 03/20/2027(3)	1,044,000	1,116,099
ORIX Corp.
2.90%, 07/18/2022	604,000	615,459
3.25%, 12/04/2024	1,500,000	1,562,721
3.70%, 07/18/2027	700,000	742,424
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	793,152
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,541,249
PNC Bank N.A.
2.95%, 01/30/2023	6,500,000	6,649,814
4.20%, 11/01/2025	322,000	353,861
PNC Financial Services Group, Inc.
2.85%, 11/09/2022(1)	575,000	588,407
Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	389,840
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,066,184
Private Export Funding Corp.
2.65%, 02/16/2021(3)	6,750,000	6,818,380
2.80%, 05/15/2022	1,200,000	1,227,815
3.55%, 01/15/2024	2,489,000	2,656,470
3.25%, 06/15/2025	1,280,000	1,362,749
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2167(2)	780,000	819,749
Protective Life Corp.
4.30%, 09/30/2028(3)	4,500,000	4,865,243

Prudential Financial, Inc.
6.63%, 06/21/2040	5,995,000	8,408,570
3.91%, 12/07/2047	1,231,000	1,321,328
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,169,368
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,538,023
3.88%, 04/15/2025	1,055,000	1,136,740
Regency Centers LP
2.95%, 09/15/2029	2,200,000	2,195,469
Regions Financial Corp.
2.75%, 08/14/2022	326,000	331,731
Reliance Standard Life Global Funding II
3.85%, 09/19/2023(3)	2,305,000	2,415,614
Royal Bank of Canada
2.25%, 11/01/2024	12,778,000	12,837,000
4.65%, 01/27/2026	531,000	588,488
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	589,222
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,490,000	2,813,243
3.75% (5 Year CMT Index + 2.10%), 11/01/2029(2)	1,833,000	1,870,383
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	8,042,038
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,655,227
Santander Holdings USA, Inc.
3.50%, 06/07/2024	7,925,000	8,147,057
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	310,632
4.75%, 09/15/2025(3)	1,810,000	1,942,572
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	842,919
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,462,346
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,441,503
Senior Housing Properties Trust
6.75%, 04/15/2020	600,000	602,139
4.75%, 02/15/2028	1,300,000	1,310,903
Simon Property Group LP
2.45%, 09/13/2029	2,957,000	2,906,523
3.25%, 09/13/2049	6,013,000	5,830,246
SITE Centers Corp.
4.70%, 06/01/2027	368,000	397,421
Skandinaviska Enskilda Banken AB
2.45%, 05/27/2020(3)	3,000,000	3,004,698
Societe Generale SA
3.25%, 01/12/2022(3)	7,000,000	7,141,820
3.88%, 03/28/2024(3)	1,000,000	1,050,902
4.25%, 04/14/2025(3)	800,000	839,963
SouthTrust Bank
7.69%, 05/15/2025	253,000	311,455
Standard Chartered Plc
2.74% (3 Month LIBOR USD + 1.20%), 09/10/2022(2)(3)	800,000	804,996
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,342,441
5.20%, 01/26/2024(3)	609,000	658,205
4.31% (3 Month LIBOR USD + 1.91%), 05/21/2030(2)(3)	700,000	761,470
4.87% (5 Year 1100 Run ICE Swap Rate USD + 1.97%), 03/15/2033(2)(3)	800,000	863,808
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,818,566
State Street Corp.
3.10%, 05/15/2023	321,000	331,025
3.78% (3 Month LIBOR USD + 0.77%), 12/03/2024(2)	1,000,000	1,057,478

Stifel Financial Corp.
3.50%, 12/01/2020	5,000,000	5,063,179
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,056,250
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/2020	2,725,000	2,725,580
3.95%, 07/19/2023	250,000	263,582
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	531,000	535,694
2.85%, 01/11/2022	1,100,000	1,116,780
2.78%, 07/12/2022	1,500,000	1,525,210
2.78%, 10/18/2022	6,718,000	6,839,227
3.10%, 01/17/2023	1,033,000	1,058,921
2.70%, 07/16/2024	12,560,000	12,729,318
2.63%, 07/14/2026	644,000	643,922
3.01%, 10/19/2026	297,000	304,022
3.04%, 07/16/2029	2,955,000	3,011,079
SunTrust Bank
3.30%, 05/15/2026	1,000,000	1,040,754
SunTrust Banks, Inc.
2.90%, 03/03/2021	324,000	327,332
2.70%, 01/27/2022	4,210,000	4,266,214
4.00%, 05/01/2025	424,000	459,294
Svenska Handelsbanken AB
2.45%, 03/30/2021	550,000	553,572
Synchrony Financial
2.70%, 02/03/2020	1,017,000	1,017,349
3.75%, 08/15/2021	6,000,000	6,134,815
4.50%, 07/23/2025	4,000,000	4,311,795
3.70%, 08/04/2026	1,100,000	1,135,523
3.95%, 12/01/2027	1,500,000	1,574,751
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039(3)	218,000	317,037
4.90%, 09/15/2044(3)	200,000	245,270
4.27%, 05/15/2047(3)	3,360,000	3,809,862
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,498,256
6.13%, 08/15/2043	5,000,000	6,425,416
Truist Bank
2.15%, 12/06/2024	11,550,000	11,520,636
Truist Financial Corp.
4.80% (5 Year CMT Index + 3.00%), 12/31/2099(2)	5,630,000	5,812,975
UBS Group AG
3.13% (3 Month LIBOR USD + 1.47%), 08/13/2030(2)(3)	600,000	610,366
UBS Group Funding Switzerland AG
2.95%, 09/24/2020(3)	1,250,000	1,258,714
3.49%, 05/23/2023(3)	9,790,000	10,070,624
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,481,848
4.13%, 09/24/2025(3)	800,000	869,511
4.25%, 03/23/2028(3)	3,000,000	3,277,165
UDR, Inc.
2.95%, 09/01/2026	276,000	280,732
3.20%, 01/15/2030	1,565,000	1,598,411
3.00%, 08/15/2031	415,000	415,098
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	776,265
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,810,458
3.75%, 05/01/2024	382,000	400,942
3.50%, 02/01/2025	251,000	261,893

4.13%, 01/15/2026	449,000	480,544
3.85%, 04/01/2027	677,000	714,235
Vornado Realty LP
3.50%, 01/15/2025	800,000	831,582
WEA Finance LLC
3.15%, 04/05/2022(3)	5,228,000	5,342,336
2.88%, 01/15/2027(3)	20,692,000	20,605,972
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020(3)	7,331,000	7,389,733
Wells Fargo & Co.
3.50%, 03/08/2022	1,929,000	1,991,882
2.63%, 07/22/2022	20,507,000	20,803,118
3.07%, 01/24/2023	2,655,000	2,709,522
3.75%, 01/24/2024	1,690,000	1,784,997
3.30%, 09/09/2024	1,900,000	1,991,886
3.55%, 09/29/2025	700,000	740,700
3.00%, 04/22/2026	7,375,000	7,575,817
4.10%, 06/03/2026	3,749,000	4,039,538
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	3,145,000	3,259,934
4.30%, 07/22/2027	729,000	798,068
5.38%, 11/02/2043	317,000	405,977
4.65%, 11/04/2044	675,000	791,580
4.90%, 11/17/2045	3,642,000	4,442,026
4.40%, 06/14/2046	626,000	716,560
4.75%, 12/07/2046	1,343,000	1,607,966
Wells Fargo Bank N.A.
2.08% (3 Month LIBOR USD + 0.65%), 09/09/2022(2)	11,524,000	11,541,165
Welltower, Inc.
2.70%, 02/15/2027	497,000	498,541
4.25%, 04/15/2028	500,000	547,785
3.10%, 01/15/2030	1,085,000	1,097,149
Western Union Co.
3.60%, 03/15/2022	1,300,000	1,337,607
Westpac Banking Corp.
2.75%, 01/11/2023	1,000,000	1,018,478
2.85%, 05/13/2026	1,200,000	1,228,123
4.32% (5 Year 1100 Run ICE Swap Rate USD + 2.24%), 11/23/2031(2)	1,500,000	1,586,733
4.42%, 07/24/2039	1,010,000	1,108,298
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	692,380
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	8,821,678
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	3,836,097
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,477,772

Total Financials		1,800,894,294

Industrials – 1.35%
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	382,074
Airbus SE
3.15%, 04/10/2027(3)	736,000	763,903
3.95%, 04/10/2047(3)	150,000	165,728
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,055,161
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,434,416
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	987,767
4.50%, 03/01/2023	183,000	193,054

3.25%, 09/08/2024	219,000	225,004
3.88%, 01/12/2028	221,000	226,190
Aviation Capital Group LLC
3.88%, 05/01/2023(3)	780,000	805,468
3.50%, 11/01/2027(3)	700,000	703,909
BAE Systems Holdings, Inc.
3.80%, 10/07/2024(3)	770,000	813,486
BAE Systems Plc
5.80%, 10/11/2041(3)	400,000	515,835
Boeing Co.
3.30%, 03/01/2035	1,410,000	1,412,786
3.95%, 08/01/2059	6,575,000	6,996,344
Burlington Northern Santa Fe LLC
7.29%, 06/01/2036	134,000	197,312
6.15%, 05/01/2037	320,000	447,573
5.75%, 05/01/2040	373,000	502,385
5.40%, 06/01/2041	542,000	699,444
4.38%, 09/01/2042	462,000	535,474
5.15%, 09/01/2043	389,000	495,141
4.05%, 06/15/2048	1,000,000	1,130,340
3.55%, 02/15/2050	725,000	761,317
Canadian Pacific Railway Co.
2.90%, 02/01/2025	644,000	660,856
6.13%, 09/15/2115	678,000	991,528
Carlisle Cos, Inc.
3.50%, 12/01/2024	3,025,000	3,139,506
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	420,000	425,639
2.85%, 06/01/2022	446,000	454,894
3.45%, 05/15/2023	650,000	680,491
3.75%, 11/24/2023	2,175,000	2,319,957
3.25%, 12/01/2024	1,429,000	1,508,910
Caterpillar, Inc.
2.60%, 06/26/2022	220,000	223,796
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,544,036
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	207,715
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	377,906
5.13%, 05/18/2045(3)	230,000	267,837
CSX Corp.
5.50%, 04/15/2041	402,000	508,532
4.75%, 05/30/2042	175,000	206,102
4.75%, 11/15/2048	1,280,000	1,548,431
3.35%, 09/15/2049	305,000	299,784
4.65%, 03/01/2068	2,000,000	2,288,411
Deere & Co.
2.88%, 09/07/2049	3,745,000	3,550,017
Eaton Corp.
7.63%, 04/01/2024	206,000	238,963
4.00%, 11/02/2032	143,000	161,947
5.80%, 03/15/2037	500,000	622,278
Embraer Netherlands Finance BV
5.05%, 06/15/2025	3,102,000	3,400,599
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,390,040
FedEx Corp.
4.95%, 10/17/2048	6,989,000	7,618,211
FLIR Systems, Inc.

3.13%, 06/15/2021	3,025,000	3,048,913
General Electric Co.
5.50%, 01/08/2020	581,000	581,210
5.55%, 05/04/2020	191,000	193,050
4.38%, 09/16/2020	5,743,000	5,831,884
5.30%, 02/11/2021	184,000	189,750
4.65%, 10/17/2021	514,000	535,751
3.15%, 09/07/2022	7,800,000	7,970,261
2.70%, 10/09/2022	1,917,000	1,942,468
5.55%, 01/05/2026	1,384,000	1,587,514
5.88%, 01/14/2038	289,000	349,649
Illinois Tool Works, Inc.
4.88%, 09/15/2041	87,000	110,317
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	360,452
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	685,129
3.88%, 03/01/2026	1,380,000	1,481,516
John Deere Capital Corp.
2.65%, 06/24/2024	1,000,000	1,027,702
2.25%, 09/14/2026	970,000	969,450
2.80%, 09/08/2027	700,000	719,603
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,395
4.95%, 07/02/2064(1)	928,000	978,468
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,863,620
L3Harris Technologies, Inc.
3.83%, 04/27/2025	1,820,000	1,940,532
4.85%, 04/27/2035	1,000,000	1,178,191
Lockheed Martin Corp.
3.10%, 01/15/2023	346,000	356,745
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,824,019
3.45%, 06/01/2027	811,000	829,247
3.50%, 12/15/2027	6,165,000	6,393,945
6.25%, 05/01/2037	107,000	130,431
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,522,780
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	4,033,977
5.50%, 07/31/2047(3)	2,102,000	2,167,709
Norfolk Southern Corp.
2.90%, 02/15/2023	294,000	301,188
5.59%, 05/17/2025	6,000	6,977
7.80%, 05/15/2027	1,705,000	2,272,862
3.95%, 10/01/2042	332,000	353,500
4.80%, 08/15/2043	1,273,000	1,454,537
4.05%, 08/15/2052	1,100,000	1,206,865
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	882,589
3.25%, 01/15/2028	250,000	260,589
3.85%, 04/15/2045	195,000	209,585
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,758,503
Packaging Corp. of America
4.05%, 12/15/2049	1,925,000	1,994,734
Pactiv LLC
7.95%, 12/15/2025	34,000	38,845
Parker-Hannifin Corp.

3.30%, 11/21/2024	149,000	155,958
4.45%, 11/21/2044	333,000	376,059
4.10%, 03/01/2047	583,000	634,081
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023(3)	220,000	222,213
4.13%, 08/01/2023(3)	2,011,000	2,121,442
3.95%, 03/10/2025(3)	7,000,000	7,430,561
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	83,146
4.38%, 06/15/2045	415,000	478,549
Republic Services, Inc.
2.90%, 07/01/2026	245,000	250,730
Rockwell Collins, Inc.
3.20%, 03/15/2024	409,000	425,357
4.35%, 04/15/2047	259,000	304,079
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	209,756
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,021,141
2.88%, 09/01/2020	345,000	346,550
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022(3)	553,000	565,360
3.13%, 03/16/2024(3)	800,000	830,411
2.35%, 10/15/2026(3)	700,000	695,522
4.40%, 05/27/2045(3)	513,000	608,350
3.30%, 09/15/2046(3)	980,000	989,342
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,809,076
3.65%, 03/15/2027	4,975,000	5,167,806
Timken Co.
3.88%, 09/01/2024	1,000,000	1,040,512
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,107,287
Union Pacific Corp.
4.38%, 09/10/2038	2,469,000	2,824,153
4.10%, 09/15/2067	200,000	202,207
United Parcel Service, Inc.
3.40%, 09/01/2049	2,731,000	2,757,630
United Technologies Corp.
3.65%, 08/16/2023	524,000	551,998
3.95%, 08/16/2025	2,455,000	2,676,015
6.13%, 07/15/2038	2,000,000	2,772,982
4.45%, 11/16/2038	455,000	537,431
4.50%, 06/01/2042	1,823,000	2,179,534
4.15%, 05/15/2045	785,000	897,393
3.75%, 11/01/2046	3,641,000	3,953,778
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,305,321
Wabtec Corp.
4.38%, 08/15/2023	322,000	338,552
3.45%, 11/15/2026	5,000,000	5,053,354
Waste Management, Inc.
3.45%, 06/15/2029	940,000	1,005,281
WestRock MWV LLC
9.75%, 06/15/2020	17,000	17,540
8.20%, 01/15/2030	537,000	739,887
WRKCo, Inc.
3.00%, 09/15/2024	1,200,000	1,223,552
3.75%, 03/15/2025	1,300,000	1,372,115
Xylem, Inc.

3.25%, 11/01/2026	1,192,000	1,232,914

Total Industrials		213,158,874

Technology – 1.08%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	491,680
4.50%, 12/05/2036	1,020,000	1,099,313
Apple, Inc.
3.20%, 05/13/2025	1,010,000	1,066,162
2.45%, 08/04/2026	1,111,000	1,125,692
3.35%, 02/09/2027	2,020,000	2,149,326
3.20%, 05/11/2027	743,000	783,133
3.00%, 06/20/2027	1,462,000	1,530,874
2.90%, 09/12/2027	1,643,000	1,709,512
3.45%, 02/09/2045	1,357,000	1,425,877
3.85%, 08/04/2046	776,000	875,744
3.75%, 09/12/2047	2,300,000	2,553,541
2.95%, 09/11/2049	989,000	957,742
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	3,043,223
3.63%, 01/15/2024	1,988,000	2,058,871
3.13%, 01/15/2025	7,000,000	7,081,391
3.88%, 01/15/2027	1,200,000	1,245,188
Broadcom, Inc.
3.13%, 04/15/2021(3)	5,120,000	5,181,098
3.13%, 10/15/2022(3)	3,945,000	4,017,000
4.75%, 04/15/2029(3)	4,340,000	4,745,439
Dell International LLC / EMC Corp.
5.45%, 06/15/2023(3)	9,782,000	10,604,263
6.02%, 06/15/2026(3)	2,361,000	2,715,440
8.35%, 07/15/2046(3)	2,019,000	2,775,450
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	10,014,676
4.75%, 04/15/2027	1,500,000	1,613,901
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	1,281,000	1,332,890
3.88%, 06/05/2024	582,000	618,935
3.00%, 08/15/2026	1,300,000	1,343,854
Fiserv, Inc.
4.75%, 06/15/2021	5,231,000	5,438,684
3.85%, 06/01/2025	5,000,000	5,329,968
3.20%, 07/01/2026	890,000	920,586
4.40%, 07/01/2049	7,050,000	7,978,011
Genpact Luxembourg Sarl
3.38%, 12/01/2024	2,000,000	2,007,429
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,920,760
IBM Credit LLC
3.00%, 02/06/2023	1,700,000	1,748,313
Intel Corp.
3.25%, 11/15/2049	4,245,000	4,264,297
International Business Machines Corp.
2.25%, 02/19/2021	1,670,000	1,675,779
3.30%, 05/15/2026	3,690,000	3,888,578
6.50%, 01/15/2028	120,000	152,807
3.50%, 05/15/2029	6,670,000	7,166,055
Microsoft Corp.
2.40%, 08/08/2026	600,000	607,284
3.50%, 02/12/2035	318,000	349,593
4.20%, 11/03/2035	231,000	274,193
4.10%, 02/06/2037	1,468,000	1,731,764

3.75%, 02/12/2045	7,945,000	9,007,766
4.45%, 11/03/2045	1,385,000	1,728,976
4.00%, 02/12/2055	1,513,000	1,787,323
3.95%, 08/08/2056	713,000	841,757
NXP BV
5.35%, 03/01/2026(3)	7,000,000	7,883,227
4.30%, 06/18/2029(3)	3,536,000	3,818,570
Oracle Corp.
2.80%, 07/08/2021	766,000	777,523
2.40%, 09/15/2023	757,000	769,154
2.95%, 11/15/2024	1,500,000	1,557,841
2.95%, 05/15/2025	2,000,000	2,080,219
4.30%, 07/08/2034	3,581,000	4,181,614
3.90%, 05/15/2035	936,000	1,041,816
3.85%, 07/15/2036	1,065,000	1,165,074
3.80%, 11/15/2037	600,000	654,186
4.00%, 11/15/2047	995,000	1,110,401
4.38%, 05/15/2055	400,000	473,256
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,593,927
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,365,169
Xerox Corp.
2.75%, 09/01/2020	1,268,000	1,264,126

Total Technology		169,716,241

Utilities – 3.30%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	3,885,135
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,241,761
3.75%, 12/01/2047	2,600,000	2,789,539
4.25%, 09/15/2048	4,790,000	5,485,163
3.15%, 09/15/2049	1,330,000	1,282,303
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,067,386
6.13%, 05/15/2038	219,000	298,158
4.10%, 01/15/2042	233,000	249,567
4.15%, 08/15/2044	205,000	227,904
3.75%, 03/01/2045	182,000	192,354
Ameren Corp.
2.50%, 09/15/2024	5,710,000	5,754,429
Ameren Illinois Co.
3.25%, 03/15/2050	2,007,000	2,025,246
American Water Capital Corp.
3.85%, 03/01/2024	500,000	529,975
3.40%, 03/01/2025	592,000	620,276
6.59%, 10/15/2037	386,000	543,777
4.00%, 12/01/2046	2,350,000	2,548,596
Appalachian Power Co.
6.70%, 08/15/2037	430,000	585,680
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	705,924
5.05%, 09/01/2041	349,000	423,430
3.75%, 05/15/2046	2,290,000	2,403,974
Atmos Energy Corp.
4.15%, 01/15/2043	830,000	929,058
4.13%, 10/15/2044	1,860,000	2,089,711
4.13%, 03/15/2049	1,600,000	1,832,856
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,182,516

Avangrid, Inc.
3.15%, 12/01/2024	610,000	629,214
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	516,911
3.50%, 08/15/2046	375,000	380,792
3.20%, 09/15/2049	1,105,000	1,079,188
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	625,000	663,050
6.13%, 04/01/2036	366,000	503,734
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	287,773
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,220,095
4.50%, 03/10/2046(3)	2,000,000	2,287,204
4.27%, 03/15/2048(3)	1,100,000	1,243,631
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	802,852
CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	158,000	161,037
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	1,992,405
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,386,674
CMS Energy Corp.
3.88%, 03/01/2024	550,000	578,601
3.00%, 05/15/2026	110,000	112,929
2.95%, 02/15/2027	348,000	351,315
3.45%, 08/15/2027	350,000	365,870
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	567,536
4.88%, 01/15/2024(3)	322,000	346,153
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	385,386
3.75%, 08/15/2047	1,000,000	1,077,287
4.00%, 03/01/2048	4,615,000	5,181,494
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	633,169
4.00%, 04/01/2048	472,000	540,297
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	417,767
3.85%, 06/15/2046	2,940,000	3,158,560
4.65%, 12/01/2048	5,900,000	7,158,750
4.30%, 12/01/2056	3,050,000	3,432,330
4.50%, 05/15/2058	538,000	623,343
Consumers Energy Co.
3.25%, 08/15/2046	190,000	190,423
4.35%, 08/31/2064	191,000	223,067
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	180,309
Dominion Energy Gas Holdings LLC
2.80%, 11/15/2020	264,000	265,839
4.60%, 12/15/2044	1,300,000	1,446,990
3.90%, 11/15/2049	1,791,000	1,782,944
Dominion Energy Inc.
2.75%, 09/15/2022	529,000	536,899
2.45%, 01/15/2023(3)	7,054,000	7,074,375
2.85%, 08/15/2026	304,000	306,876
5.25%, 08/01/2033	1,161,000	1,397,255
5.95%, 06/15/2035	3,389,000	4,304,316
7.00%, 06/15/2038	124,000	171,267

4.90%, 08/01/2041	212,000	248,131
DTE Electric Co.
2.65%, 06/15/2022	194,000	196,951
3.70%, 03/15/2045	463,000	498,334
DTE Energy Co.
2.53%, 10/01/2024	6,316,000	6,340,769
Duke Energy Carolinas LLC
6.00%, 12/01/2028	235,000	292,267
6.00%, 01/15/2038	161,000	217,158
4.25%, 12/15/2041	141,000	160,781
Duke Energy Corp.
3.55%, 09/15/2021	306,000	312,539
3.75%, 09/01/2046	5,300,000	5,465,311
3.95%, 08/15/2047	6,740,000	7,117,150
Duke Energy Indiana LLC
6.35%, 08/15/2038	320,000	453,626
3.75%, 05/15/2046	600,000	642,662
Duke Energy Progress LLC
3.25%, 08/15/2025	158,000	165,826
4.10%, 05/15/2042	217,000	244,819
4.10%, 03/15/2043	181,000	202,215
4.38%, 03/30/2044	132,000	152,917
4.15%, 12/01/2044	129,000	145,398
4.20%, 08/15/2045	325,000	369,043
3.70%, 10/15/2046	506,000	540,014
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027(3)	1,675,000	1,693,322
Edison International
3.55%, 11/15/2024	4,947,000	5,062,972
5.75%, 06/15/2027	8,645,000	9,696,223
4.13%, 03/15/2028	900,000	922,398
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	727,335
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	5,710,660
Emera US Finance LP
2.70%, 06/15/2021	3,799,000	3,833,388
3.55%, 06/15/2026	3,895,000	4,042,392
4.75%, 06/15/2046	1,500,000	1,731,646
Enel Finance International NV
2.65%, 09/10/2024(3)	2,940,000	2,947,230
4.63%, 09/14/2025(3)	530,000	577,777
3.63%, 05/25/2027(3)	12,505,000	12,942,130
3.50%, 04/06/2028(3)	5,845,000	5,976,076
4.88%, 06/14/2029(3)	215,000	242,436
6.00%, 10/07/2039(3)	307,000	385,920
4.75%, 05/25/2047(3)	5,575,000	6,260,190
Entergy Arkansas LLC
3.50%, 04/01/2026	307,000	323,561
Entergy Corp.
2.95%, 09/01/2026	310,000	314,683
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	640,907
3.12%, 09/01/2027	370,000	383,552
3.05%, 06/01/2031	440,000	454,504
4.00%, 03/15/2033	2,610,000	2,948,209
Entergy Mississippi LLC
2.85%, 06/01/2028	497,000	507,770
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	12,609,270

Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,176,451
Eversource Energy
2.75%, 03/15/2022	10,262,000	10,411,170
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,450,500
4.95%, 06/15/2035	1,500,000	1,735,307
5.10%, 06/15/2045	1,667,000	2,004,054
Exelon Generation Co. LLC
3.40%, 03/15/2022	1,180,000	1,210,678
4.25%, 06/15/2022	313,000	327,253
6.25%, 10/01/2039	300,000	361,220
5.75%, 10/01/2041	192,000	221,627
FirstEnergy Corp.
4.25%, 03/15/2023	3,893,000	4,102,075
3.90%, 07/15/2027	3,280,000	3,504,559
4.85%, 07/15/2047	263,000	311,931
FirstEnergy Transmission LLC
5.45%, 07/15/2044(3)	4,430,000	5,574,002
4.55%, 04/01/2049(3)	2,946,000	3,366,697
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	881,279
5.95%, 02/01/2038	103,000	143,685
3.15%, 10/01/2049	648,000	653,117
Fortis, Inc.
3.06%, 10/04/2026	2,291,000	2,337,637
Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,019,956
Israel Electric Corp. Ltd.
9.38%, 01/28/2020(3)	4,648,000	4,673,564
6.88%, 06/21/2023(3)	2,340,000	2,652,741
5.00%, 11/12/2024(3)	982,000	1,079,022
ITC Holdings Corp.
2.70%, 11/15/2022	10,512,000	10,637,698
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	805,025
6.15%, 06/01/2037	400,000	516,296
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	432,958	508,022
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	386,312
5.30%, 10/01/2041	1,032,000	1,302,116
4.20%, 03/15/2048	500,000	571,665
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	538,771
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	663,176
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	609,190
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	335,837
4.25%, 07/15/2049	3,287,000	3,932,970
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	10,821,930
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	341,000	351,370
3.05%, 04/25/2027	462,000	478,445
8.00%, 03/01/2032	791,000	1,187,912
Nevada Power Co.
3.70%, 05/01/2029	1,790,000	1,936,503

5.38%, 09/15/2040	261,000	316,845
5.45%, 05/15/2041	386,000	492,248
New England Power Co.
3.80%, 12/05/2047(3)	6,995,000	7,324,606
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	833,095
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/2021	6,599,000	6,644,840
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/2020	15,940,000	16,079,209
2.80%, 01/15/2023	3,671,000	3,750,500
3.55%, 05/01/2027	403,000	427,708
Niagara Mohawk Power Corp.
3.51%, 10/01/2024(3)	258,000	271,179
NiSource, Inc.
2.65%, 11/17/2022	11,730,000	11,867,493
3.85%, 02/15/2023	283,000	294,815
2.95%, 09/01/2029	1,520,000	1,512,687
6.25%, 12/15/2040	550,000	726,161
5.80%, 02/01/2042	3,455,000	4,319,211
3.95%, 03/30/2048	4,480,000	4,709,375
Northern States Power Co.
6.25%, 06/01/2036	458,000	632,870
4.13%, 05/15/2044	1,480,000	1,695,355
3.60%, 09/15/2047	2,395,000	2,552,300
2.90%, 03/01/2050	1,560,000	1,485,940
NRG Energy, Inc.
4.45%, 06/15/2029(3)	1,155,000	1,208,350
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,342,774
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	124,000	152,918
3.10%, 09/15/2049	2,437,000	2,409,151
PECO Energy Co.
2.38%, 09/15/2022	578,000	583,459
4.15%, 10/01/2044	353,000	397,143
3.70%, 09/15/2047	2,120,000	2,314,710
3.90%, 03/01/2048	5,235,000	5,884,722
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,442,976
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	292,765
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(3)	1,959,000	2,071,642
4.88%, 07/17/2049(3)	1,001,000	1,083,582
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,959,624
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	166,900
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	192,597
PPL Capital Funding, Inc.
3.10%, 05/15/2026	5,226,000	5,324,542
4.70%, 06/01/2043	895,000	998,163
4.00%, 09/15/2047	4,972,000	5,075,826
PPL Electric Utilities Corp.
2.50%, 09/01/2022	178,000	179,761
4.13%, 06/15/2044	208,000	233,554
3.00%, 10/01/2049	2,105,000	2,005,390
Progress Energy, Inc.

4.40%, 01/15/2021	390,000	397,557
3.15%, 04/01/2022	389,000	396,438
7.75%, 03/01/2031	3,184,000	4,477,603
PSEG Power LLC
5.13%, 04/15/2020	430,000	433,828
3.00%, 06/15/2021	2,310,000	2,335,844
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	366,710
4.10%, 06/15/2048	2,515,000	2,893,304
Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	207,791
6.63%, 11/15/2037	649,000	894,962
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,038,145
5.38%, 11/01/2039	117,000	152,118
3.60%, 12/01/2047	1,605,000	1,734,471
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,241,829
Puget Sound Energy, Inc.
3.25%, 09/15/2049	3,890,000	3,862,562
RGS I&M Funding Corp.
9.82%, 06/07/2022	82,076	88,133
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	252,500
5.35%, 05/15/2040	3,430,000	4,036,074
3.95%, 11/15/2041	310,000	313,635
4.30%, 04/01/2042	2,045,000	2,193,758
3.75%, 06/01/2047	1,594,000	1,653,365
4.15%, 05/15/2048	1,693,000	1,857,995
Sempra Energy
4.05%, 12/01/2023	10,325,000	10,974,305
6.00%, 10/15/2039	4,463,000	5,776,668
Southern California Edison Co.
1.85%, 02/01/2022	120,000	118,521
3.50%, 10/01/2023	328,000	341,688
3.65%, 03/01/2028	1,200,000	1,285,367
6.05%, 03/15/2039	253,000	329,321
3.90%, 12/01/2041	392,000	388,664
4.05%, 03/15/2042	800,000	826,619
4.13%, 03/01/2048	3,278,000	3,491,507
4.88%, 03/01/2049	829,000	980,453
Southern Co.
3.25%, 07/01/2026	218,000	226,878
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	540,775
2.45%, 10/01/2023	230,000	231,455
3.25%, 06/15/2026	225,000	234,051
5.88%, 03/15/2041	1,210,000	1,524,780
4.40%, 06/01/2043	160,000	174,001
3.95%, 10/01/2046	282,000	290,848
Southern Power Co.
5.15%, 09/15/2041	746,000	843,344
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	513,079
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	408,098
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	742,776
Tampa Electric Co.
4.45%, 06/15/2049	2,500,000	2,954,830

Toledo Edison Co.
6.15%, 05/15/2037	680,000	931,748
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	397,509
Union Electric Co.
2.95%, 06/15/2027	715,000	736,070
3.65%, 04/15/2045	1,370,000	1,445,849
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	161,833
3.45%, 02/15/2024	191,000	200,038
3.50%, 03/15/2027	4,955,000	5,294,584
3.80%, 04/01/2028	1,370,000	1,488,976
4.65%, 08/15/2043	3,500,000	4,174,807
4.45%, 02/15/2044	126,000	145,978
4.60%, 12/01/2048	1,705,000	2,083,908
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	8,460,000	8,562,844
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	917,592
Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,632,360
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	297,131
Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,438,086
3.35%, 12/01/2026	5,105,000	5,352,890
6.50%, 07/01/2036	131,000	177,866

Total Utilities		519,066,555

Total Corporate Bonds (Cost: $4,372,707,304)		4,629,237,745

Government Related – 18.93%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(3)	4,278,000	4,263,241
3.13%, 09/30/2049(3)	4,972,000	4,847,700
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	676,283
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,084,683
Atlanta Independent School System
5.56%, 03/01/2026	535,000	629,615
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	6,661,073
6.26%, 04/01/2049	1,650,000	2,520,309
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	961,202
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,012,300
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,189,434
Clark County School District
5.51%, 06/15/2024	3,000,000	3,262,440
Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,031,260
4.00%, 02/26/2024	737,000	776,385
4.50%, 01/28/2026	1,192,000	1,297,409
7.38%, 09/18/2037	2,150,000	3,053,000
5.63%, 02/26/2044	200,000	248,500
5.00%, 06/15/2045	2,872,000	3,335,828
Corp. Andina de Fomento
2.13%, 09/27/2021	2,740,000	2,732,438

3.25%, 02/11/2022	1,230,000	1,250,381
4.38%, 06/15/2022	2,735,000	2,868,687
2.75%, 01/06/2023	1,125,000	1,137,307
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	118,507
CPPIB Capital, Inc.
2.75%, 11/02/2027(3)	750,000	780,380
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,149,627
Eaton Community City School District
5.39%, 08/25/2027	275,000	277,139
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,636,032
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,800,216
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	725,595
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,315,516
Federal Home Loan Mortgage Corp.
6.75%, 09/15/2029	625,000	874,863
6.25%, 07/15/2032	3,709,000	5,333,446
Federal National Mortgage Association
2.25%, 04/12/2022	6,542,000	6,636,891
2.38%, 01/19/2023	3,040,000	3,106,039
2.50%, 02/05/2024	3,495,000	3,600,215
2.63%, 09/06/2024	5,221,000	5,430,442
1.88%, 09/24/2026	725,000	722,891
6.25%, 05/15/2029	630,000	850,872
7.13%, 01/15/2030(4)(7)	1,500,000	2,169,077
6.63%, 11/15/2030(7)	2,300,000	3,273,910
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	612,648
Hydro-Quebec
9.40%, 02/01/2021	186,000	200,860
8.40%, 01/15/2022	826,000	930,674
8.05%, 07/07/2024	638,000	802,240
Indonesia Government International Bond
5.88%, 01/15/2024(3)	1,300,000	1,468,660
4.45%, 02/11/2024	1,130,000	1,216,692
4.13%, 01/15/2025(3)	1,325,000	1,420,586
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	675,000	685,030
Israel Government AID Bond
0.00%, 09/15/2023	1,837,000	1,702,733
0.00%, 11/01/2023	413,000	381,791
0.00%, 11/01/2024	1,000,000	904,764
0.00%, 11/01/2024	17,739,000	16,054,025
0.00%, 11/15/2026	258,000	220,832
5.50%, 09/18/2033	619,000	843,922
Japan Bank for International Cooperation
3.38%, 10/31/2023	1,400,000	1,471,610
Japan Finance Organization for Municipalities
2.00%, 09/08/2020(3)	1,600,000	1,601,167
2.13%, 04/13/2021(3)	400,000	400,800
2.63%, 04/20/2022(3)	6,000,000	6,081,225
3.25%, 04/24/2023(3)	1,000,000	1,039,457
2.13%, 10/25/2023(3)	3,400,000	3,405,827
1.75%, 09/05/2024(3)	200,000	196,568
Korea Gas Corp.

4.25%, 11/02/2020(3)	279,000	283,746
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	3,851,832
Mexico Government International Bond
3.60%, 01/30/2025	868,000	907,286
4.13%, 01/21/2026	1,014,000	1,082,952
3.75%, 01/11/2028	3,517,000	3,654,163
4.75%, 03/08/2044	450,000	497,250
4.60%, 01/23/2046	1,494,000	1,620,990
4.35%, 01/15/2047	42,000	44,310
4.60%, 02/10/2048	1,482,000	1,622,805
5.75%, 10/12/2110	588,000	695,604
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	96,059
3.75%, 07/01/2034	95,000	96,737
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,100,000	5,863,011
4.13%, 06/15/2042	2,830,000	2,807,134
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	8,951,985
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	329,085
3.19%, 02/15/2043	8,125,000	8,154,656
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,536,340
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,506,999
2.40%, 10/26/2022	2,595,000	2,618,184
North Carolina Housing Finance Agency
3.00%, 01/01/2033	2,145,000	2,158,942
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)(8)	8,600,000	8,526,728
Ohio State University
4.05%, 12/01/2056	406,000	468,678
4.80%, 06/01/2111	1,102,000	1,396,906
Ontario Teachers’ Finance Trust
2.75%, 04/16/2021(3)	1,000,000	1,012,145
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,905,435
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	277,639
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,681,911
5.65%, 11/01/2040	435,000	580,660
4.46%, 10/01/2062	2,065,000	2,530,864
Province of Alberta Canada
2.20%, 07/26/2022	1,170,000	1,180,483
3.30%, 03/15/2028	4,955,000	5,357,003
Province of Manitoba Canada
2.60%, 04/16/2024	110,000	112,972
2.13%, 06/22/2026	400,000	400,881
Province of Ontario Canada
3.40%, 10/17/2023	1,030,000	1,088,496
Province of Quebec Canada
2.75%, 04/12/2027	2,160,000	2,250,457
Qatar Government International Bond
2.38%, 06/02/2021(3)	3,200,000	3,208,294
5.10%, 04/23/2048(3)	3,140,000	4,032,055
4.82%, 03/14/2049(3)	2,138,000	2,645,775
Republic of South Africa Government International Bond

5.88%, 09/16/2025	403,000	443,546
Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	979,000	857,500
0.00%, 10/15/2027	1,295,000	1,083,442
Rhode Island Housing & Mortgage Finance Corp.
4.00%, 10/01/2023	3,270,000	3,368,002
Romanian Government International Bond
6.75%, 02/07/2022	250,000	273,225
5.13%, 06/15/2048(3)	5,000,000	5,747,500
Saudi Government International Bond
2.88%, 03/04/2023(3)	5,560,000	5,657,745
4.00%, 04/17/2025(3)	3,200,000	3,449,600
State of California
7.50%, 04/01/2034	5,540,000	8,342,354
7.30%, 10/01/2039	275,000	419,930
State of Illinois
5.00%, 10/01/2022	685,000	740,136
5.00%, 11/01/2022	10,340,000	11,161,203
5.10%, 06/01/2033	5,585,000	6,020,798
Tennessee Valley Authority
2.88%, 02/01/2027	1,000,000	1,048,491
7.13%, 05/01/2030	1,615,000	2,325,729
5.88%, 04/01/2036	2,967,000	4,182,813
5.50%, 06/15/2038	57,000	78,852
4.63%, 09/15/2060	1,308,000	1,790,905
4.25%, 09/15/2065	1,720,000	2,229,272
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,633,238
0.00%, 03/15/2032	1,514,000	1,103,667
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,631,001
0.00%, 06/15/2035	258,000	164,942
Texas Private Activity Bond Surface Transportation Corp.
3.92%, 12/31/2049	1,810,000	1,819,484
Three Rivers Local School District
5.21%, 09/15/2027	285,000	292,330
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,397,287
2.50%, 06/08/2022(3)	5,000,000	5,051,795
3.25%, 06/01/2023(3)	1,200,000	1,246,967
Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	3,981,827
U.S. Treasury Inflation Indexed Bonds
1.38%, 01/15/2020(9)	353,448	353,450
0.13%, 01/15/2022(9)	2,526,458	2,525,034
1.75%, 01/15/2028(9)	737,040	827,894
3.63%, 04/15/2028(9)	1,659,528	2,122,647
2.50%, 01/15/2029(9)	495,034	596,534
U.S. Treasury Note
1.13%, 09/30/2021	14,200,000	14,082,039
1.88%, 11/30/2021	11,500,000	11,563,615
1.75%, 12/31/2024	26,778,000	26,836,134
1.75%, 12/31/2026	15,062,000	14,972,548
U.S. Treasury Note/Bond
3.50%, 05/15/2020	1,300,000	1,308,684
1.50%, 05/31/2020	2,375,000	2,373,690
2.63%, 08/15/2020	3,709,000	3,731,260
8.75%, 08/15/2020	6,304,000	6,572,814
1.38%, 08/31/2020	10,000,000	9,983,005
1.38%, 10/31/2020	1,050,000	1,047,528

2.63%, 11/15/2020	4,596,000	4,634,330
2.00%, 11/30/2020	1,000,000	1,003,175
1.13%, 02/28/2021	8,000,000	7,952,197
2.25%, 04/30/2021	1,800,000	1,814,948
2.63%, 05/15/2021	5,277,800	5,349,527
3.13%, 05/15/2021	4,592,000	4,685,077
8.13%, 05/15/2021	1,718,000	1,869,513
2.13%, 08/15/2021	2,805,000	2,827,875
8.00%, 11/15/2021	4,414,000	4,928,598
1.50%, 01/31/2022	1,250,000	1,247,716
1.75%, 02/28/2022	57,900,000	58,096,469
1.75%, 03/31/2022	108,150,000	108,514,671
1.88%, 03/31/2022	89,300,000	89,835,053
1.88%, 04/30/2022	2,000,000	2,012,174
1.63%, 08/31/2022	20,750,000	20,756,775
1.63%, 12/15/2022	52,796,000	52,816,945
2.13%, 12/31/2022	20,000,000	20,292,984
1.75%, 01/31/2023	12,000,000	12,042,350
2.50%, 03/31/2023	17,997,000	18,484,614
1.75%, 05/15/2023	17,221,000	17,275,878
2.75%, 05/31/2023	26,085,000	27,029,192
2.75%, 07/31/2023	22,957,000	23,822,841
1.38%, 08/31/2023	12,000,000	11,880,297
2.75%, 08/31/2023	20,436,000	21,220,707
1.63%, 10/31/2023	25,000,000	24,957,648
2.88%, 10/31/2023	16,040,000	16,752,346
2.63%, 12/31/2023	4,830,000	5,006,171
2.50%, 01/31/2024	19,914,000	20,552,903
2.75%, 02/15/2024	1,000,000	1,042,234
2.13%, 02/29/2024	10,842,000	11,033,821
2.38%, 02/29/2024	24,721,000	25,404,654
2.13%, 03/31/2024	18,758,000	19,090,349
2.25%, 04/30/2024	12,723,000	13,017,834
2.50%, 05/15/2024	66,638,000	68,892,477
2.00%, 05/31/2024	5,272,000	5,340,345
1.75%, 06/30/2024	10,081,000	10,103,647
2.00%, 06/30/2024	543,000	550,032
1.75%, 07/31/2024	10,525,000	10,548,913
2.38%, 08/15/2024	20,000,000	20,593,772
1.25%, 08/31/2024	22,103,000	21,659,933
1.50%, 09/30/2024	13,662,000	13,535,265
1.50%, 10/31/2024	11,231,000	11,126,677
2.25%, 11/15/2024	20,529,000	21,047,074
1.50%, 11/30/2024	10,531,000	10,435,517
2.88%, 04/30/2025	840,000	888,641
2.13%, 05/15/2025	37,000,000	37,724,599
2.88%, 05/31/2025	5,392,000	5,705,855
2.00%, 08/15/2025	150,100	151,997
2.25%, 11/15/2025	88,171,000	90,474,664
2.00%, 11/15/2026	55,000,000	55,571,814
2.25%, 11/15/2027	39,300,000	40,365,381
3.13%, 11/15/2028	76,050,000	83,561,738
1.63%, 08/15/2029	8,867,000	8,631,326
1.75%, 11/15/2029	56,815,000	55,912,840
4.75%, 02/15/2037	37,619,000	51,708,446
5.00%, 05/15/2037	8,604,000	12,165,694
3.50%, 02/15/2039	40,394,100	48,353,249
4.38%, 11/15/2039	17,169,000	22,950,928
4.63%, 02/15/2040	3,000,000	4,142,939
4.38%, 05/15/2040	7,600,000	10,192,589

3.88%, 08/15/2040	4,380,000	5,513,962
4.25%, 11/15/2040	4,500,000	5,948,421
4.75%, 02/15/2041	3,500,000	4,931,550
4.38%, 05/15/2041	1,500,000	2,019,660
2.75%, 08/15/2042	293,000	312,532
2.75%, 11/15/2042	1,200,000	1,279,073
3.13%, 02/15/2043	18,100,000	20,502,320
2.88%, 05/15/2043	170,150,000	185,140,356
3.63%, 08/15/2043	20,800,000	25,477,158
3.75%, 11/15/2043	88,150,000	110,103,135
3.63%, 02/15/2044	40,750,000	50,017,271
2.50%, 02/15/2045	83,300,000	84,886,768
2.88%, 08/15/2045	7,800,000	8,516,140
2.25%, 08/15/2046	27,157,800	26,359,152
3.00%, 05/15/2047	13,861,000	15,554,501
2.75%, 08/15/2047	16,887,000	18,087,764
2.75%, 11/15/2047	16,648,000	17,831,481
3.00%, 02/15/2048	870,000	976,890
3.13%, 05/15/2048	26,063,000	29,975,606
3.38%, 11/15/2048	30,304,000	36,524,246
3.00%, 02/15/2049	10,240,000	11,538,825
2.88%, 05/15/2049	31,686,000	34,885,831
2.25%, 08/15/2049	48,071,000	46,576,290
U.S. Treasury Strip Coupon
0.00%, 08/15/2020	34,113,000	33,767,759
0.00%, 02/15/2021	16,205,000	15,912,882
0.00%, 05/15/2021	13,188,000	12,901,969
0.00%, 08/15/2021	9,469,000	9,226,715
0.00%, 11/15/2021	14,679,000	14,238,331
0.00%, 02/15/2022	33,917,000	32,742,398
0.00%, 05/15/2022	18,154,000	17,448,941
0.00%, 08/15/2022	4,975,000	4,764,030
0.00%, 11/15/2022	17,400,000	16,597,130
0.00%, 02/15/2023	61,562,000	58,471,506
0.00%, 05/15/2023	30,855,000	29,125,472
0.00%, 08/15/2023	22,550,000	21,199,129
0.00%, 11/15/2023	3,218,000	3,007,217
0.00%, 02/15/2024	12,206,000	11,349,403
0.00%, 05/15/2024	1,322,000	1,223,123
0.00%, 08/15/2024	1,834,000	1,687,943
0.00%, 11/15/2024	6,105,000	5,596,065
0.00%, 02/15/2025	799,000	728,423
0.00%, 05/15/2025	3,279,000	2,969,949
0.00%, 08/15/2027	4,314,000	3,715,941
0.00%, 11/15/2027	4,607,000	3,944,004
0.00%, 08/15/2030	2,210,000	1,765,876
0.00%, 02/15/2031(7)	14,635,000	11,558,419
0.00%, 05/15/2031	14,225,000	11,143,840
0.00%, 08/15/2031	16,262,000	12,644,412
0.00%, 11/15/2031	13,399,000	10,350,624
0.00%, 02/15/2032	20,909,000	16,037,409
0.00%, 08/15/2032	10,925,000	8,266,371
0.00%, 02/15/2033	10,000,000	7,465,290
0.00%, 08/15/2033	4,212,000	3,100,013
0.00%, 11/15/2033	13,216,000	9,658,161
0.00%, 02/15/2034	17,759,000	12,881,513
0.00%, 05/15/2034	31,500,000	22,706,892
0.00%, 08/15/2034	6,895,000	4,930,438
0.00%, 11/15/2034	2,487,000	1,766,152
0.00%, 02/15/2035	1,824,000	1,286,630

0.00%, 05/15/2035	1,920,000	1,345,246
0.00%, 08/15/2035	175,000	121,753
0.00%, 05/15/2036	121,000	82,289
0.00%, 05/15/2039	7,545,000	4,726,450
0.00%, 08/15/2041	1,225,000	717,826
0.00%, 05/15/2043	1,175,000	655,001
0.00%, 11/15/2043	7,005,000	3,859,590
University of Missouri
5.96%, 11/01/2039	3,445,000	4,415,835
University of Virginia
4.18%, 09/01/2117	1,540,000	1,818,879
Uruguay Government International Bond
5.10%, 06/18/2050	1,600,000	1,919,520
4.98%, 04/20/2055	2,590,000	3,051,797
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	281,988
Westlake City School District
5.23%, 12/01/2026	430,000	442,457

Total Government Related (Cost: $2,843,730,705)		2,980,927,304

Mortgage-Backed Obligations – 36.84%
20 Times Square Trust 2018-20TS
3.10%, 05/15/2035(3)(4)	5,204,000	5,190,109
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(14)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,071,411	2,095,436
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	545,363	560,348
Alternative Loan Trust 2004-8CB
2.06% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034(2)	641,228	643,019
Alternative Loan Trust 2005-1CB
5.31% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035(2)(8)	159,040	22,437
Alternative Loan Trust 2005-20CB
2.96% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035(2)(8)	526,746	58,524
Alternative Loan Trust 2005-22T1
3.28% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035(2)(8)	605,968	80,992
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	219,171	218,402
6.00%, 08/25/2035	7,606	5,353
Alternative Loan Trust 2005-37T1
3.26% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035(2)(8)	2,086,384	267,123
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	7,978	7,986
Alternative Loan Trust 2005-54CB
3.06% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035(2)(8)	869,271	108,910
5.50%, 11/25/2035	3,022	2,986
5.50%, 11/25/2035	220,023	206,993
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	91,429	90,281
Alternative Loan Trust 2005-J1
3.31% (1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035(2)(8)	37,572	859
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	68,942	54,388
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	5,739	5,744
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	43,964	43,449
Alternative Loan Trust 2006-J5
4.13%, 07/25/2021(4)	15,852	15,331

American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035(3)(4)	3,600	3,728
Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022(3)	13,580,000	13,667,988
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036(3)	171,919	119,890
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049(3)	9,100,000	9,122,607
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030(3)	809,000	827,327
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.21%, 08/15/2046(3)(4)	1,200,000	1,254,800
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022(3)	4,000,000	3,463,093
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045(3)	6,300,000	5,434,599
Banc of America Alternative Loan Trust 2004-6
0.00%, 07/25/2049	988	828
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	2,152	2,161
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	10,047	9,895
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	36,273	36,064
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	15,771	15,890
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	34,221	33,842
Banc of America Alternative Loan Trust 2007-1
5.21%, 04/25/2022(4)	25,485	25,196
Banc of America Commercial Mortgage Trust 2006-5
0.68%, 09/10/2047(3)(4)	115,300	1
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	27,464	24,032
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	1,909,758	2,051,401
Banc of America Funding 2004-C Trust
4.38%, 12/20/2034(4)	40,867	41,507
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	25,710	24,885
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	24,922	21,713
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	8,974	6,909
Banc of America Funding 2005-C Trust
2.00% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035(2)	1,959,567	1,960,811
Banc of America Funding 2005-E Trust
4.48%, 03/20/2035(4)	8,547	8,591
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	14,797	10,769
Banc of America Mortgage 2003-C Trust
5.12%, 04/25/2033(4)	11,722	12,000
BANK 2017-BNK4
3.63%, 05/15/2050	6,790,000	7,271,702
BANK 2017-BNK8
3.49%, 11/15/2050	12,745,000	13,552,134
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	6,506,051
BANK 2018-BNK13
4.22%, 08/15/2061(4)	3,582,000	4,004,151

BANK 2019-BNK21
2.85%, 10/17/2052	2,743,000	2,784,638
BANK 2019-BNK24
2.96%, 11/15/2062	1,834,000	1,878,643
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	22,047,656
4.31%, 12/15/2051	2,652,000	2,980,471
BB-UBS Trust
2.89%, 06/05/2030(3)	568,000	567,936
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036(3)	4,602,000	4,773,070
BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034(3)(4)	63,910	64,726
Bear Stearns ALT-A Trust 2005-7
2.33% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035(2)	662,983	664,548
Bear Stearns ARM Trust 2003-2
4.09%, 01/25/2033(3)(4)	106,321	110,074
Bear Stearns ARM Trust 2003-7
4.31%, 10/25/2033(4)	9,543	9,709
Bear Stearns ARM Trust 2004-2
4.39%, 05/25/2034(4)	50,908	51,022
Bear Stearns ARM Trust 2006-1
3.84% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036(2)	162,647	166,403
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	19,074	19,437
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.31%, 12/11/2038(3)(4)	609,933	600
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.01%, 01/12/2045(3)(4)	10,881,413	4,766
Bellemeade Re 2018-1 Ltd.
3.39% (1 Month LIBOR USD + 1.60%), 04/25/2028(2)(3)	3,396,020	3,400,659
Bellemeade Re 2018-2 Ltd.
2.74% (1 Month LIBOR USD + 0.95%), 08/25/2028(2)(3)	301,419	301,443
3.14% (1 Month LIBOR USD + 1.35%), 08/25/2028(2)(3)	1,640,000	1,644,132
3.39% (1 Month LIBOR USD + 1.60%), 08/25/2028(2)(3)	1,350,000	1,354,686
Bellemeade Re 2018-3 Ltd.
2.99% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 10/25/2028(2)(3)	583,777	583,903
3.64% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2028(2)(3)	3,360,000	3,366,369
Bellemeade Re 2019-2 Ltd.
2.79% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/25/2029(2)(3)	2,276,631	2,276,527
Bellemeade Re 2019-3 Ltd.
2.89% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029(2)(3)	4,324,000	4,327,706
3.39% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029(2)(3)	3,600,000	3,603,831
Benchmark 2018-B1 Mortgage Trust
2.67%, 12/15/2072	30,000,000	29,762,715
2.93%, 12/15/2072	3,124,000	3,188,801
Benchmark 2019-B13 Mortgage Trust
2.95%, 08/15/2057	2,680,000	2,741,349
CD 2006-CD3 Mortgage Trust
0.61%, 10/15/2048(3)(4)	2,334,488	15,688
CD 2007-CD4 Commercial Mortgage Trust
1.30%, 12/11/2049(3)(4)	16,620	682
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057	20,000,000	19,992,958
Chase Mortgage Finance Trust Series 2006-A1
4.30%, 09/25/2036(4)	121,775	115,779
Chase Mortgage Finance Trust Series 2007-A1
4.53%, 02/25/2037(4)	10,956	11,218
4.57%, 02/25/2037(4)	36,705	37,386
4.67%, 02/25/2037(4)	34,119	34,432

4.69%, 02/25/2037(4)	65,044	67,368
Chase Mortgage Finance Trust Series 2007-A2
4.15%, 07/25/2037(4)	51,766	52,160
4.79%, 07/25/2037(4)	37,129	37,940
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	10,597	9,908
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	28,152	28,852
5.75%, 04/25/2034	19,180	19,712
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	129,916	132,995
CHL Mortgage Pass-Through Trust 2004-7
4.59%, 06/25/2034(4)	7,028	7,302
CHL Mortgage Pass-Through Trust 2004-8
4.50%, 06/25/2020	1,517	1,520
CHL Mortgage Pass-Through Trust 2004-HYB1
3.75%, 05/20/2034(4)	9,678	9,708
CHL Mortgage Pass-Through Trust 2004-HYB3
3.85%, 06/20/2034(4)	59,650	61,071
CHL Mortgage Pass-Through Trust 2004-HYB6
3.94%, 11/20/2034(4)	36,498	37,381
CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	21,371	18,588
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	10,695	9,785
CHL Mortgage Pass-Through Trust 2005-22
3.61%, 11/25/2035(4)	150,477	136,245
CIM Trust 2017-6
3.02%, 06/25/2057(3)(4)	4,404,805	4,404,827
CIM Trust 2017-8
3.00%, 12/25/2065(3)(4)	8,280,969	8,275,840
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	1,974	1,982
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	53,502	54,018
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	3,953,470	4,158,127
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	3,329,849	3,474,019
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	10,326,453	10,775,875
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,247,825
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	717,000	765,915
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049	10,100,000	10,370,950
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049	2,764,000	2,872,199
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	14,189,484
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049(4)	2,783,000	2,992,543
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	16,912,542
Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	21,916,520
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	23,754,067
Citigroup Commercial Mortgage Trust 2019-C7

2.86%, 12/15/2072	10,000,000	10,045,449
3.10%, 12/15/2072	5,196,000	5,368,189
Citigroup Commercial Mortgage Trust 2019-GC43
3.04%, 11/10/2052	2,583,000	2,659,857
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 06/25/2033	146	127
7.00%, 06/25/2033(1)	15,340	15,664
4.24%, 09/25/2033(4)	55,837	57,076
Citigroup Mortgage Loan Trust 2009-10
4.32%, 09/25/2033(3)(4)	193,598	197,641
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058(3)(4)	442,501	465,719
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(3)(4)	2,320,871	2,327,851
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033	4,382	4,124
7.00%, 09/25/2033	3,213	3,268
0.00%, 10/25/2033	3,545	3,154
5.25%, 10/25/2033	21,399	21,848
4.58%, 08/25/2034(4)	14,304	14,116
2.81%, 02/25/2035(4)	22,186	19,143
5.50%, 05/25/2035	104,952	107,547
3.98%, 08/25/2035(4)	66,275	53,628
5.50%, 11/25/2035	2,440	2,439
6.00%, 11/25/2035	2,402,012	2,469,784
COBALT CMBS Commercial Mortgage Trust 2006-C1
0.87%, 08/15/2048(4)	461,098	1,789
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,868,527
COMM 2012-CCRE2 Mortgage Trust
1.64%, 08/15/2045(4)	2,694,803	90,246
3.15%, 08/15/2045	9,614,464	9,817,086
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(3)	516,000	545,894
COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,113,981	4,333,552
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050	8,100,000	8,605,434
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,777,000	10,198,643
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,488,845	1,527,189
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,059,736	3,180,861
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035(3)(4)	708,000	721,492
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	1,799,555	1,799,710
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,535,000	2,688,879
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,769,300	18,826,333
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,505,817
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	417,521	418,889
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,846,442
3.70%, 08/10/2048	770,833	819,478
COMM 2015-CCRE25 Mortgage Trust

3.51%, 08/10/2048	11,371,448	11,910,256
3.76%, 08/10/2048	2,437,000	2,597,738
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,316,136
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049	4,205,375	4,485,598
COMM 2018-HOME Mortgage Trust
3.82%, 04/10/2033(3)(4)	10,975,000	11,782,385
Commercial Mortgage Trust 2006-GG7
5.62%, 07/10/2038(4)	47,980	48,247
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.02%, 01/15/2049(3)(4)	1,924,520	19
Credit Suisse First Boston Mortgage Securities Corp.
6.73%, 02/25/2033(4)	69,977	72,404
4.33%, 06/25/2033(4)	23,691	23,885
5.25%, 07/25/2033	1,297,352	1,322,364
5.25%, 09/25/2033	50,353	51,407
0.00%, 10/25/2033	42,518	36,421
4.34%, 03/25/2034(4)	1,025,545	1,051,173
5.25%, 09/25/2034	9,388	8,623
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,886,021
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	1,882,000	1,971,711
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	15,928,127
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	2,653,000	2,780,547
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033	66,348	68,062
5.25%, 11/25/2033	36,501	37,267
5.75%, 11/25/2033	250,089	256,984
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034	42,210	43,545
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034	89,622	92,225
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035	8,105	5,882
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035	16,873	13,603
5.50%, 10/25/2035	184,226	2,247
CSMA SFR Holdings II A-1
3.50%, 7/25/2023(14)	6,461,780	6,455,318
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(3)	3,000,000	2,946,138
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(3)	3,510,165	3,538,459
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057(3)(4)	12,912,204	13,446,841
CSMC Series 2010-17R
4.25%, 06/26/2036(3)(4)	12,062	12,086
CSMC Series 2019-11R
0.00% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 09/25/2045(2)(3)(8)	7,140,000	7,138,358
CSMCM 2018-RPL4 Trust
3.75%, 05/25/2058(3)	3,661,178	3,730,193
CSMCM 2018-RPL9 Trust
3.91%, 09/25/2057(3)(14)	3,294,436	3,198,897
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	15,419,767
DBUBS 2011-LC2 Mortgage Trust

1.03%, 07/10/2044(3)(4)	2,257,005	22,041
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046(3)(4)	291,646	291,346
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.20%, 02/25/2020(4)	12,982	12,931
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.32%, 06/25/2020(4)	16,977	16,890
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034(1)	141	143
Eagle RE 2018-1 Ltd.
3.49% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028(2)(3)	2,995,891	3,000,054
Eagle RE 2019-1 Ltd.
3.04% (1 Month LIBOR USD + 1.25%), 04/25/2029(2)(3)	599,324	599,108
3.59% (1 Month LIBOR USD + 1.80%), 04/25/2029(2)(3)	1,440,000	1,442,021
Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039(4)	67,781	73,483
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	106,816	117,595
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	119,502	139,771
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	23,813	27,153
Fannie Mae Grantor Trust 2004-T2
4.57%, 07/25/2043(4)	105,767	111,237
7.50%, 11/25/2043	205,416	237,609
Fannie Mae Grantor Trust 2004-T3
10.26%, 01/25/2044(4)	23,804	28,146
6.50%, 02/25/2044	294,943	337,242
7.00%, 02/25/2044	121,981	141,709
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,534,251	6,698,591
Fannie Mae Interest Strip
4.50%, 11/25/2020	57	1
7.50%, 04/25/2023	512	49
9.00%, 03/25/2024	411	454
0.00%, 09/25/2024	43,827	42,060
0.00%, 01/25/2033	8,465	7,629
5.00%, 12/25/2033(4)	11,530	1,748
5.50%, 05/25/2036	44,187	9,717
5.50%, 08/25/2036	30,312	5,755
5.50%, 04/25/2037	13,398	2,251
6.00%, 01/25/2038	29,453	5,869
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042(2)	658,971	656,975
2.34% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042(2)	1,622,996	1,623,840
Fannie Mae
2.50%, 01/01/2034(10)	2,315,000	2,334,559
3.00%, 01/01/2034(10)	8,720,000	8,933,981
3.50%, 01/01/2049(10)	20,200,000	20,768,641
4.00%, 01/01/2049(10)	4,380,000	4,554,547
4.50%, 01/01/2050(10)	33,745,000	35,522,724
3.69%, 09/01/2028	4,742,218	5,144,593
3.00%, 01/01/2049(10)	31,675,000	32,104,261
5.00%, 01/01/2049(10)	8,340,000	8,916,889
Fannie Mae Pool
4.40%, 02/01/2020	556,228	556,230
4.38%, 04/01/2020	881,206	884,434
2.01%, 06/01/2020	9,288,000	9,269,395
5.50%, 06/01/2020	277	277
5.50%, 06/01/2020	1	1
4.07%, 07/01/2020	2,897,181	2,910,639

5.50%, 07/01/2020	1	1
6.50%, 08/01/2020	147	148
3.59%, 10/01/2020	915,189	918,134
2.00%, 12/01/2020	1,548,000	1,547,797
3.54%, 12/01/2020	167,009	169,019
3.62%, 12/01/2020	548,575	548,135
3.70%, 12/01/2020	343,628	346,194
3.56%, 01/01/2021	821,204	831,487
3.87%, 01/01/2021	1,104,882	1,116,047
4.28%, 01/01/2021	431,616	441,457
4.33%, 02/01/2021	463,278	470,169
6.00%, 03/01/2021	3,419	3,461
8.00%, 03/01/2021	16	16
4.25%, 04/01/2021	1,032,000	1,051,965
4.25%, 04/01/2021	784,000	798,533
4.33%, 04/01/2021	671,371	684,106
6.00%, 04/01/2021	1,343	1,349
6.00%, 04/01/2021	1,236	1,247
3.97%, 06/01/2021	589,666	601,189
4.02%, 06/01/2021	691,000	705,041
4.10%, 06/01/2021	630,443	643,563
4.19%, 06/01/2021	509,995	521,104
4.26%, 06/01/2021	455,287	468,726
4.30%, 06/01/2021	1,171,460	1,205,027
4.34%, 06/01/2021	1,858,000	1,901,745
3.86%, 07/01/2021	883,783	901,675
3.94%, 07/01/2021	1,032,000	1,056,766
3.99%, 07/01/2021	154,010	157,323
4.06%, 07/01/2021	945,034	966,226
4.26%, 07/01/2021	2,139,441	2,192,073
4.31%, 07/01/2021	558,006	575,030
6.00%, 07/01/2021	210	211
4.05%, 08/01/2021	156,999	160,729
4.50%, 08/01/2021	2,838,000	2,921,506
6.00%, 08/01/2021	8,114	8,224
3.85%, 09/01/2021	797,971	816,562
3.92%, 09/01/2021	609,738	624,403
3.95%, 09/01/2021	611,858	631,540
3.40%, 10/01/2021	321,678	327,797
3.43%, 11/01/2021	922,485	941,788
5.00%, 11/01/2021	766	791
3.03%, 12/01/2021	871,757	884,853
3.31%, 12/01/2021	356,251	363,514
6.00%, 12/01/2021	3,518	3,564
2.97%, 01/01/2022	700,067	711,547
3.03%, 01/01/2022	774,411	787,644
3.09%, 01/01/2022	1,224,495	1,246,851
3.20%, 01/01/2022	786,395	802,257
3.06%, 02/01/2022	863,000	879,802
3.14%, 02/01/2022	439,479	448,363
2.59% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 100.00% Cap), 03/01/2022(2)	872,326	874,435
2.75%, 03/01/2022	159,517	162,248
3.08%, 03/01/2022	384,243	392,026
3.14%, 03/01/2022	273,985	279,823
3.21%, 03/01/2022	310,000	317,177
3.08%, 04/01/2022	947,321	967,867
6.50%, 04/01/2022	5,204	5,274
2.94%, 05/01/2022	973,999	993,304
3.02%, 05/01/2022	619,280	632,502
6.50%, 05/01/2022	1,626	1,805

2.60%, 06/01/2022	777,074	790,411
2.76%, 06/01/2022	1,590,479	1,616,851
2.67%, 07/01/2022	624,000	634,769
2.71%, 07/01/2022	956,844	973,850
2.82%, 07/01/2022	1,001,990	1,022,124
2.65%, 08/01/2022	1,032,000	1,049,966
4.03%, 09/01/2022	1,153,446	1,212,043
2.39%, 10/01/2022	599,827	606,444
2.64%, 10/01/2022	630,525	641,644
2.37%, 11/01/2022	443,665	446,708
2.38%, 11/01/2022	807,976	813,750
2.41%, 11/01/2022	145,764	146,922
2.44%, 11/01/2022	765,777	772,467
2.45%, 11/01/2022	1,398,705	1,414,252
2.55%, 11/01/2022	1,171,284	1,184,998
2.55%, 11/01/2022	374,148	378,529
7.50%, 11/01/2022	508	512
2.28%, 12/01/2022	959,938	964,409
2.32%, 12/01/2022	352,120	354,122
2.34%, 12/01/2022	2,215,149	2,225,997
2.38%, 12/01/2022	465,443	468,903
2.39%, 12/01/2022	986,897	994,441
2.42%, 12/01/2022	1,096,085	1,105,438
6.50%, 12/01/2022	5,820	6,461
2.05% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,455,141	1,452,429
2.34%, 01/01/2023	1,279,447	1,287,854
2.37%, 01/01/2023	1,021,911	1,028,432
2.45%, 01/01/2023	686,957	693,587
2.45%, 02/01/2023	1,290,000	1,303,395
6.00%, 02/01/2023	74,446	76,733
2.49%, 03/01/2023	752,983	761,521
2.50%, 04/01/2023	1,445,000	1,462,893
2.64%, 04/01/2023	333,973	339,379
2.71%, 04/01/2023	567,912	577,654
2.52%, 05/01/2023	3,302,000	3,345,934
5.00%, 05/01/2023	5,853	6,054
2.42%, 06/01/2023	839,787	848,060
2.77%, 06/01/2023	906,192	925,729
2.79%, 06/01/2023	1,455,450	1,485,052
2.64%, 07/01/2023	413,000	420,022
3.67%, 07/01/2023	4,850,000	5,102,960
3.74%, 07/01/2023	541,144	570,409
3.59%, 08/01/2023	1,135,000	1,192,429
3.38%, 12/01/2023	2,419,643	2,529,969
3.50%, 12/01/2023	2,201,919	2,313,845
3.45%, 01/01/2024	1,718,623	1,802,968
6.00%, 01/01/2024	67,985	70,552
6.00%, 01/01/2024	23,555	24,477
7.00%, 01/01/2024	226	241
6.50%, 02/01/2024	34,651	36,404
3.76%, 03/01/2024	1,265,000	1,347,325
8.00%, 05/01/2024	184	196
6.00%, 07/01/2024	16,990	17,712
6.50%, 07/01/2024	13,709	15,220
8.50%, 07/01/2024	763	826
5.00%, 08/01/2024	25,614	26,592
2.18% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,479,437	3,470,472
7.50%, 10/01/2024	305	324
2.90%, 12/01/2024	2,000,000	2,068,026
2.92%, 12/01/2024	1,000,000	1,034,515

3.08%, 12/01/2024	1,862,617	1,938,019
3.11%, 12/01/2024	2,500,000	2,608,405
2.93%, 01/01/2025	1,874,789	1,939,485
3.64%, 01/01/2025	539,631	574,695
3.07%, 02/01/2025	4,995,000	5,198,406
2.70%, 04/01/2025	4,845,434	4,965,788
2.81%, 04/01/2025	2,900,000	2,980,231
6.50%, 04/01/2025	1,769	1,964
2.68%, 05/01/2025	1,837,922	1,881,560
8.50%, 05/01/2025	56	56
5.50%, 07/01/2025	37,320	40,112
3.10%, 09/01/2025	4,907,902	5,127,901
3.77%, 12/01/2025	3,445,749	3,715,838
7.00%, 04/01/2026	4,302	4,425
6.00%, 07/01/2026	25,390	27,949
3.29%, 08/01/2026	1,491,631	1,576,542
3.29%, 08/01/2026	3,000,000	3,172,451
4.55%, 08/01/2026	882,994	979,214
4.76%, 08/01/2026	986,319	1,105,395
4.77%, 08/01/2026	627,476	703,371
6.50%, 08/01/2026	46,670	51,813
3.25%, 09/01/2026	1,468,122	1,548,020
3.68%, 09/01/2026	3,437,973	3,703,757
2.29%, 10/01/2026	10,112,853	10,087,790
3.24%, 10/01/2026	1,816,933	1,913,123
3.12%, 11/01/2026	965,641	1,010,956
3.14%, 12/01/2026	1,814,757	1,900,904
3.24%, 12/01/2026	1,500,000	1,577,931
3.26%, 12/01/2026	949,128	1,001,859
4.66%, 12/01/2026	1,073,936	1,185,444
3.25%, 02/01/2027	5,699,399	5,998,944
3.34%, 02/01/2027	1,500,000	1,590,216
2.91%, 03/01/2027	9,873,214	10,223,991
3.13%, 03/01/2027	6,835,000	7,147,535
3.50%, 03/01/2027	1,454,790	1,510,208
3.66%, 03/01/2027	2,305,919	2,469,879
8.00%, 03/01/2027	5,688	6,198
3.00%, 04/01/2027	469,342	481,498
3.03%, 04/01/2027	1,500,000	1,565,975
2.79%, 05/01/2027	2,000,000	2,056,686
2.81%, 05/01/2027	1,943,663	2,000,375
2.83%, 05/01/2027	8,000,000	8,250,288
3.00%, 05/01/2027	2,679,894	2,749,334
3.00%, 06/01/2027	2,000,000	2,085,727
8.00%, 06/01/2027	4,737	5,180
3.50%, 07/01/2027	2,065,375	2,147,486
6.00%, 07/01/2027	35,424	39,005
2.50%, 09/01/2027	399,564	404,618
2.82% (11th District Cost of Funds Index + 1.25%, 1.89% Floor, 12.68% Cap), 09/01/2027(2)	3,165	3,186
7.00%, 09/01/2027	605	672
6.00%, 11/01/2027	16,085	17,712
2.50%, 12/01/2027	859,984	870,891
2.91%, 12/01/2027	9,400,000	9,752,314
6.00%, 12/01/2027	48,993	53,944
3.08%, 01/01/2028	8,000,000	8,378,012
3.10%, 01/01/2028	6,750,000	7,098,204
6.00%, 01/01/2028	85,966	94,664
2.50%, 04/01/2028	3,713,266	3,760,484
3.61%, 04/01/2028	2,982,007	3,217,013
5.00%, 05/01/2028	17,281	18,436

2.97%, 06/01/2028	3,089,931	3,201,787
3.57%, 06/01/2028	8,361,000	9,002,401
3.59%, 06/01/2028	8,000,000	8,625,957
8.00%, 06/01/2028	2,899	3,147
3.57%, 07/01/2028	9,816,597	10,591,571
2.57%, 08/01/2028	5,400,000	5,471,157
2.64%, 08/01/2028	3,398,841	3,461,599
3.00%, 08/01/2028	1,213,762	1,249,255
3.53%, 08/01/2028	4,700,000	5,045,611
2.58%, 09/01/2028	3,830,000	3,882,964
2.59%, 09/01/2028	7,552,000	7,661,862
3.00%, 09/01/2028	1,846,651	1,904,008
8.00%, 09/01/2028	9,412	10,531
2.55%, 10/01/2028	9,300,000	9,407,000
2.62%, 10/01/2028	9,389,830	9,549,260
6.00%, 10/01/2028	62,029	68,289
8.00%, 11/01/2028	20,235	23,169
2.69%, 12/01/2028	4,567,000	4,665,206
3.00%, 12/01/2028	709,429	730,127
3.81%, 12/01/2028	7,000,000	7,680,166
6.00%, 12/01/2028	2,415	2,664
6.00%, 01/01/2029	3,068	3,436
7.00%, 01/01/2029	3,185	3,407
3.22%, 02/01/2029	9,000,000	9,513,708
3.28%, 02/01/2029	8,200,000	8,655,264
3.21%, 03/01/2029	10,000,000	10,567,735
3.30%, 03/01/2029	4,000,000	4,247,606
3.32%, 03/01/2029	2,870,317	3,043,585
4.07% (11th District Cost of Funds Index + 1.25%, 3.89% Floor, 13.50% Cap), 03/01/2029(2)	2,226	2,259
6.50%, 03/01/2029	12,753	14,163
3.26%, 04/01/2029	13,520,000	14,351,888
3.34%, 04/01/2029	4,981,641	5,174,021
3.20%, 06/01/2029	3,473,354	3,667,463
2.99%, 07/01/2029	9,677,000	10,127,284
3.02%, 07/01/2029	8,200,000	8,602,400
2.99%, 08/01/2029	7,240,000	7,576,619
4.50%, 08/01/2029	141,572	150,826
3.09%, 09/01/2029	7,484,000	7,903,561
4.50%, 09/01/2029	162,439	173,497
6.00%, 09/01/2029	42,559	46,861
2.90%, 10/01/2029	3,454,187	3,587,100
3.63%, 10/01/2029	1,384,183	1,499,492
2.49%, 11/01/2029	4,645,000	4,661,064
2.52%, 11/01/2029	14,750,000	14,859,763
6.50%, 11/01/2029	426,530	473,526
3.50%, 12/01/2029	3,194,477	3,319,729
3.23%, 01/01/2030	7,590,000	8,061,940
3.23%, 01/01/2030	4,503,416	4,755,925
4.50%, 01/01/2030	251,049	267,595
3.55%, 02/01/2030	1,500,000	1,623,888
2.50%, 04/01/2030	1,930,378	1,961,357
3.03%, 04/01/2030	3,500,000	3,633,641
3.08%, 04/01/2030	1,942,330	2,032,008
2.50%, 05/01/2030	2,423,167	2,454,061
2.92%, 05/01/2030	4,000,000	4,142,031
2.94%, 05/01/2030	2,500,000	2,574,814
3.00%, 05/01/2030	1,876,319	1,930,176
3.50%, 05/01/2030	571,700	593,625
2.96%, 06/01/2030	1,889,647	1,957,036
3.13%, 06/01/2030	1,000,000	1,049,420

3.20%, 06/01/2030	992,016	1,043,736
3.30%, 07/01/2030	1,005,000	1,068,753
3.34%, 07/01/2030	1,500,000	1,597,711
3.56%, 07/01/2030	8,484,000	9,152,550
3.68%, 07/01/2030	3,355,000	3,638,037
3.82%, 07/01/2030	8,317,000	9,177,591
3.85%, 07/01/2030	13,900,000	15,361,063
3.00%, 09/01/2030	7,707,535	7,942,660
3.39%, 09/01/2030	1,854,339	1,979,240
3.26%, 10/01/2030	4,863,530	5,159,856
3.50%, 12/01/2030	1,878,489	1,952,518
3.00%, 02/01/2031	3,967,971	4,064,619
5.00%, 04/01/2031	114,561	123,094
2.00%, 08/01/2031	2,635,037	2,617,810
6.50%, 08/01/2031	9,854	11,355
2.50%, 11/01/2031	3,287,751	3,329,721
4.00%, 11/01/2031	4,367,686	4,650,805
6.50%, 02/01/2032	54,343	60,331
3.00%, 04/01/2032	116,615	119,807
3.32%, 04/01/2032	6,045,556	6,437,168
3.00%, 05/01/2032	782,850	804,292
3.00%, 06/01/2032	762,057	783,011
7.00%, 06/01/2032	4,871	5,160
3.00%, 07/01/2032	267,997	274,982
3.50%, 07/01/2032	125,586	131,288
3.22%, 09/01/2032	6,000,000	6,191,685
3.50%, 11/01/2032	901,698	942,178
5.50%, 11/01/2032	52,574	58,773
3.50%, 12/01/2032	280,074	290,188
3.50%, 12/01/2032	12,986,533	13,615,536
5.00%, 12/01/2032	603	616
6.00%, 12/01/2032	23,308	26,133
6.00%, 12/01/2032	131,535	150,846
3.19%, 01/01/2033	4,617,191	4,800,108
3.50%, 02/01/2033	639,803	665,295
3.50%, 02/01/2033	532,782	552,023
5.50%, 02/01/2033	1,652	1,829
7.00%, 02/01/2033	1,372	1,441
3.00%, 03/01/2033	9,016,557	9,264,204
3.50%, 03/01/2033	3,025,659	3,152,392
5.50%, 03/01/2033	71,133	79,208
6.00%, 03/01/2033	4,559	5,228
6.00%, 03/01/2033	7,122	7,937
6.00%, 03/01/2033	3,304	3,653
6.00%, 03/01/2033	3,792	4,225
6.00%, 03/01/2033	1,077	1,186
3.00%, 04/01/2033	6,603,212	6,784,324
5.50%, 04/01/2033	48,004	53,545
6.00%, 05/01/2033	18,406	21,099
3.50%, 06/01/2033	209,964	217,568
4.00%, 06/01/2033	1,380,365	1,446,680
5.00%, 06/01/2033	13,666	15,064
7.00%, 06/01/2033	80,067	92,515
2.50%, 07/01/2033	12,514,383	12,673,811
3.72%, 07/01/2033	11,178,000	12,255,573
5.00%, 07/01/2033	16,487	18,175
5.00%, 07/01/2033	14,269	15,729
5.50%, 07/01/2033	11,558	12,953
4.31% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.24% Cap), 08/01/2033(2)	27,123	28,281
6.00%, 08/01/2033	4,321	4,764

3.77% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.28% Cap), 09/01/2033(2)	29,735	30,525
4.06% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(2)	10,525	11,091
5.50%, 09/01/2033	182,551	199,591
6.00%, 09/01/2033	8,822	9,887
6.00%, 09/01/2033	13,873	15,221
3.50%, 10/01/2033	9,679,997	10,136,536
4.50%, 10/01/2033	4,164,590	4,477,745
3.49% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	30,731	32,013
4.50%, 11/01/2033	13,432	14,336
5.00%, 11/01/2033	4,643	5,118
5.00%, 11/01/2033	39,301	43,325
5.00%, 11/01/2033	3,063,263	3,376,774
5.50%, 11/01/2033	3,498	3,850
4.00%, 12/01/2033	48,013	50,120
5.50%, 12/01/2033	77,417	87,134
4.26% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 8.85% Cap), 01/01/2034(2)	9,866	10,304
5.50%, 01/01/2034	7,306	8,217
5.50%, 03/01/2034	6,674	7,271
5.00%, 04/01/2034	96,042	106,736
5.00%, 05/01/2034	31,835	35,157
4.80% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.20% Cap), 06/01/2034(2)	33,309	35,248
3.50%, 07/01/2034	2,750,612	2,868,028
3.87% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.06% Cap), 07/01/2034(2)	1,526	1,542
2.50%, 08/01/2034	12,493,047	12,598,789
3.66% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.38% Cap), 08/01/2034(2)	29,012	29,582
3.75% (1 Year LIBOR USD + 1.62%, 1.62% Floor, 9.95% Cap), 08/01/2034(2)	14,583	15,181
4.11% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(2)	7,738	8,122
3.84% (1 Year LIBOR USD + 1.59%, 1.59% Floor, 11.00% Cap), 09/01/2034(2)	1,476	1,542
4.50%, 09/01/2034	26,395	28,257
5.50%, 09/01/2034	16,592	18,669
3.68% (1 Year LIBOR USD + 1.46%, 1.46% Floor, 10.13% Cap), 10/01/2034(2)	11,005	11,374
4.57% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.16% Cap), 10/01/2034(2)	32,321	34,328
5.50%, 10/01/2034	13,637	13,966
3.57%, 11/01/2034	1,318,914	1,420,352
3.61% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.88% Cap), 11/01/2034(2)	6,057	6,293
3.61%, 11/01/2034	1,370,360	1,489,673
3.81% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.13% Cap), 11/01/2034(2)	4,551	4,700
6.00%, 11/01/2034	4,509	5,170
2.50%, 12/01/2034	22,710,111	22,958,977
5.00%, 12/01/2034	25,488	28,097
3.76% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.84% Cap), 01/01/2035(2)	164,997	170,423
4.62% (1 Year LIBOR USD + 1.50%, 1.50% Floor, 10.36% Cap), 01/01/2035(2)	9,917	10,291
5.00%, 01/01/2035	20,144	21,719
7.50%, 01/01/2035	36,805	42,698
3.96% (6 Month LIBOR USD + 1.55%, 1.55% Floor, 10.93% Cap), 02/01/2035(2)	5,969	6,164
5.00%, 02/01/2035	2,768,771	3,051,731
5.00%, 02/01/2035	553,004	609,407
5.50%, 02/01/2035	56,422	63,470
4.05% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	15,707	16,362
7.50%, 03/01/2035	41,102	48,248
3.45%, 04/01/2035	1,850,823	1,982,041
4.71% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.60% Cap), 04/01/2035(2)	29,184	30,301
6.00%, 04/01/2035	84,165	96,483
4.15% (1 Year LIBOR USD + 1.27%, 1.27% Floor, 9.95% Cap), 05/01/2035(2)	14,034	14,392
4.52% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 05/01/2035(2)	5,823	6,076
3.12%, 06/01/2035	3,400,000	3,469,048
5.00%, 06/01/2035	481,290	530,441
4.25% (1 Year CMT Index + 1.91%, 1.90% Floor, 10.23% Cap), 07/01/2035(2)	8,901	9,241
5.00%, 07/01/2035	2,287,471	2,521,125
5.00%, 07/01/2035	15,473	17,036

5.00%, 07/01/2035	2,599,615	2,864,939
3.73% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 10.40% Cap), 09/01/2035(2)	20,636	21,653
5.00%, 09/01/2035	55,223	61,568
4.95% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.47% Cap), 10/01/2035(2)	46,115	48,701
5.00%, 10/01/2035	233,243	257,104
5.00%, 11/01/2035	533,567	588,401
5.50%, 12/01/2035	24,512	26,720
4.28% (12 Month U.S. Treasury Average + 1.98%, 1.98% Floor, 8.59% Cap), 01/01/2036(2)	94,936	98,534
4.53% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.67% Cap), 01/01/2036(2)	28,784	30,364
5.00%, 01/01/2036	44,502	49,040
6.50%, 01/01/2036	258,532	289,043
4.75% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.93% Cap), 02/01/2036(2)	8,122	8,532
5.00%, 02/01/2036	35,389	39,014
6.00%, 02/01/2036	4,627	5,083
7.00%, 02/01/2036	42,613	49,503
3.19%, 03/01/2036	2,576,018	2,715,571
4.86% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.26% Cap), 03/01/2036(2)	252,839	270,356
7.00%, 03/01/2036	2,068	2,340
5.50%, 04/01/2036	62,996	70,873
6.50%, 04/01/2036	979	986
4.70% (1 Year LIBOR USD + 1.83%, 1.83% Floor, 11.15% Cap), 05/01/2036(2)	15,185	15,996
5.50%, 05/01/2036	53,203	59,864
5.50%, 05/01/2036	84,737	95,012
4.42% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 11.17% Cap), 06/01/2036(2)	7,558	7,879
4.61% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.20% Cap), 06/01/2036(2)	133,331	140,915
4.75% (1 Year LIBOR USD + 1.92%, 1.92% Floor, 10.50% Cap), 06/01/2036(2)	25,823	27,356
4.40% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.03% Cap), 07/01/2036(2)	42,429	44,706
6.50%, 07/01/2036	4,282	4,866
4.11% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.76% Cap), 08/01/2036(2)	55,877	59,148
4.22% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	17,012	17,235
4.51% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	21,301	22,384
6.50%, 08/01/2036	158,260	177,482
3.59% (6 Month LIBOR USD + 1.31%, 1.31% Floor, 12.81% Cap), 09/01/2036(2)	115,511	118,717
3.85% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	28,325	29,421
3.88% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.27% Cap), 09/01/2036(2)	37,740	39,256
3.96% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.15% Cap), 09/01/2036(2)	91,470	95,862
4.07% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.97% Cap), 09/01/2036(2)	36,667	38,336
6.00%, 09/01/2036	307,703	352,679
3.97% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	28,878	30,143
4.27% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.64% Cap), 10/01/2036(2)	64,110	68,102
4.33% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.40% Cap), 10/01/2036(2)	65,277	69,268
6.50%, 10/01/2036	34,244	38,455
3.00%, 11/01/2036	6,842,095	7,019,792
3.75% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 12.47% Cap), 11/01/2036(2)	6,835	7,152
4.23% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.49% Cap), 11/01/2036(2)	15,764	16,683
5.50%, 11/01/2036	20,645	23,226
6.00%, 11/01/2036	54,274	62,192
2.50%, 12/01/2036	4,237,911	4,259,507
3.89% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 10.86% Cap), 12/01/2036(2)	70,365	73,765
3.94% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.72% Cap), 12/01/2036(2)	22,267	23,346
7.00%, 12/01/2036	7,531	8,326
3.81% (6 Month LIBOR USD + 1.42%, 1.44% Floor, 12.52% Cap), 01/01/2037(2)	46,574	48,054
4.80% (1 Year LIBOR USD + 1.93%, 1.96% Floor, 10.95% Cap), 01/01/2037(2)	32,087	34,001
6.50%, 01/01/2037	91,232	105,024
3.91% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.68% Cap), 02/01/2037(2)	47,550	49,177
4.51% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.80% Cap), 02/01/2037(2)	44,464	46,887
5.50%, 03/01/2037	417,193	468,660
6.00%, 03/01/2037	81,610	90,796
7.00%, 03/01/2037	7,121	7,691
4.64% (1 Year LIBOR USD + 1.62%, 1.62% Floor, 11.00% Cap), 04/01/2037(2)	54,004	56,724

5.50%, 04/01/2037	137,828	153,390
7.00%, 04/01/2037	9,501	10,613
4.00%, 05/01/2037	10,667,937	11,301,667
5.50%, 05/01/2037	169,589	190,306
7.50%, 05/01/2037	30,676	37,454
3.80% (6 Month LIBOR USD + 1.28%, 1.29% Floor, 12.00% Cap), 07/01/2037(2)	58,115	59,659
4.09% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	8,016	8,347
4.11% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.04% Cap), 07/01/2037(2)	133,987	140,519
4.56% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.21% Cap), 07/01/2037(2)	34,200	36,173
5.00%, 07/01/2037	668,606	737,032
4.99% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.21% Cap), 08/01/2037(2)	58,551	62,415
6.50%, 08/01/2037	26,199	29,474
6.50%, 08/01/2037	28,953	32,417
3.71% (1 Year LIBOR USD + 1.46%, 1.46% Floor, 10.61% Cap), 09/01/2037(2)	24,710	25,830
3.74% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 11.86% Cap), 09/01/2037(2)	3,638	3,615
4.14% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 12.04% Cap), 09/01/2037(2)	28,793	29,934
4.54% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	14,880	15,833
6.00%, 09/01/2037	75,101	86,049
7.00%, 09/01/2037	44,369	51,231
4.00%, 10/01/2037	2,073,794	2,196,205
6.50%, 10/01/2037	60,993	70,524
7.50%, 10/01/2037	148,403	176,268
3.75% (1 Year LIBOR USD + 1.39%, 1.39% Floor, 11.18% Cap), 11/01/2037(2)	111,229	115,480
4.21% (1 Year CMT Index + 2.06%, 2.06% Floor, 10.61% Cap), 11/01/2037(2)	60,618	63,993
7.50%, 11/01/2037	48,965	57,338
8.00%, 11/01/2037	9,413	10,138
4.17% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.75% Cap), 12/01/2037(2)	81,645	86,732
4.91% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	17,844	18,357
5.50%, 01/01/2038	122,765	138,147
8.00%, 01/01/2038	4,160	4,803
6.00%, 04/01/2038	25,662	28,371
5.50%, 05/01/2038	16,553	17,771
6.00%, 05/01/2038	210,671	241,640
5.50%, 06/01/2038	864,035	969,679
5.50%, 06/01/2038	1,606	1,802
5.50%, 06/01/2038	121,590	136,434
5.50%, 09/01/2038	735,998	828,274
7.00%, 09/01/2038	52,320	64,182
6.50%, 10/01/2038	297,788	336,609
6.50%, 10/01/2038	76,215	86,142
7.00%, 10/01/2038	85,867	105,761
6.00%, 11/01/2038	56,089	64,270
7.00%, 11/01/2038	49,322	55,337
7.50%, 11/01/2038	41,073	49,089
7.00%, 12/01/2038	154,181	184,798
5.00%, 01/01/2039	2,099,626	2,308,921
7.00%, 01/01/2039	252,738	301,820
4.50%, 04/01/2039	6,366,655	6,932,751
7.50%, 04/01/2039	149,669	188,492
5.50%, 06/01/2039	17,989	19,031
5.00%, 09/01/2039	113,830	125,561
5.50%, 09/01/2039	94,040	104,416
4.50%, 11/01/2039	22,688	24,611
5.50%, 12/01/2039	74,831	82,969
6.00%, 12/01/2039	1,025,705	1,176,526
5.50%, 01/01/2040	549,305	609,686
5.00%, 04/01/2040	264,819	292,225
4.00%, 07/01/2040	4,861,973	5,211,060
4.00%, 08/01/2040	166,474	178,405
4.50%, 08/01/2040	3,472,778	3,769,957

4.50%, 08/01/2040	3,478,127	3,775,806
5.00%, 08/01/2040	298,277	329,793
5.00%, 08/01/2040	607,473	670,255
4.00%, 09/01/2040	1,242,868	1,332,820
4.00%, 10/01/2040	1,422,633	1,525,274
6.00%, 10/01/2040	1,374,622	1,575,555
3.50%, 12/01/2040	110,197	116,079
4.00%, 12/01/2040	1,264,437	1,355,327
4.00%, 12/01/2040	258,214	276,894
4.50%, 12/01/2040	1,571,823	1,706,885
4.50%, 12/01/2040	5,144,416	5,584,097
4.00%, 01/01/2041	1,555,313	1,667,578
4.00%, 01/01/2041	1,006,098	1,078,969
4.00%, 01/01/2041	518,236	555,777
4.00%, 01/01/2041	249,231	267,240
4.00%, 01/01/2041	1,699,898	1,823,195
4.00%, 01/01/2041	714,062	765,742
4.00%, 01/01/2041	1,698,104	1,820,699
3.50%, 02/01/2041	9,173,108	9,662,954
4.00%, 02/01/2041	1,408,509	1,510,388
4.00%, 02/01/2041	58,786	63,018
4.00%, 02/01/2041	2,206,667	2,366,054
4.00%, 03/01/2041	7,657,224	8,211,999
4.50%, 03/01/2041	1,181,678	1,283,236
4.50%, 04/01/2041	955,413	1,037,351
4.50%, 05/01/2041	6,226,178	6,759,812
4.50%, 05/01/2041	1,631,725	1,771,346
5.00%, 05/01/2041	127,992	141,065
4.50%, 07/01/2041	383,665	416,646
6.00%, 07/01/2041	3,593,027	4,121,765
4.50%, 08/01/2041	2,349,182	2,546,040
4.00%, 09/01/2041	258,664	277,376
4.00%, 10/01/2041	539,523	566,949
4.00%, 10/01/2041	1,102,009	1,182,041
3.50%, 11/01/2041	366,446	386,072
3.50%, 11/01/2041	3,800,353	4,003,904
3.50%, 12/01/2041	273,786	288,450
3.50%, 12/01/2041	706,902	744,763
3.50%, 12/01/2041	7,260,529	7,649,389
4.00%, 12/01/2041	1,456,706	1,560,043
4.00%, 12/01/2041	2,164,125	2,319,008
4.00%, 01/01/2042	2,897,719	3,106,226
4.50%, 01/01/2042	2,389,485	2,594,103
3.50%, 02/01/2042	474,602	499,941
3.50%, 02/01/2042	254,993	268,869
4.00%, 03/01/2042	121,960	126,402
3.50%, 04/01/2042	286,622	301,939
3.00%, 05/01/2042	555,655	572,097
3.50%, 05/01/2042	7,593,276	7,997,308
5.00%, 05/01/2042	2,093,865	2,308,470
3.50%, 06/01/2042	1,718,963	1,810,483
3.50%, 07/01/2042	18,553,546	19,619,564
3.50%, 07/01/2042	3,864,931	4,071,386
3.50%, 07/01/2042	1,225,639	1,291,282
4.00%, 07/01/2042	400,770	426,771
4.00%, 07/01/2042	468,542	498,883
4.00%, 07/01/2042	437,681	465,795
4.00%, 07/01/2042	682,701	726,513
3.50%, 08/01/2042	703,822	741,518
4.00%, 08/01/2042	6,252,141	6,706,085

3.50%, 09/01/2042	676,569	712,635
3.50%, 09/01/2042	5,314,812	5,599,470
3.50%, 09/01/2042	894,988	940,307
3.50%, 09/01/2042	913,145	962,003
3.00%, 10/01/2042	5,134,664	5,287,338
3.50%, 10/01/2042	397,577	418,760
3.50%, 10/01/2042	663,134	698,654
3.50%, 10/01/2042	1,297,832	1,367,197
3.50%, 10/01/2042	460,566	485,234
3.00%, 11/01/2042	2,085,685	2,147,060
3.50%, 11/01/2042	7,249,833	7,638,155
3.50%, 11/01/2042	2,816,905	2,971,266
4.50%, 11/01/2042	7,951,196	8,630,694
3.00%, 12/01/2042	1,204,160	1,239,578
3.00%, 12/01/2042	110,652	113,885
4.00%, 12/01/2042	500,293	535,105
2.50%, 01/01/2043	2,530,859	2,517,164
3.00%, 01/01/2043	1,787,926	1,840,539
3.00%, 01/01/2043	1,475,696	1,517,779
3.00%, 01/01/2043	1,628,347	1,676,187
3.00%, 01/01/2043	1,035,480	1,065,885
3.50%, 01/01/2043	1,074,679	1,132,227
3.50%, 01/01/2043	730,512	767,525
2.50%, 02/01/2043	1,120,716	1,114,651
3.00%, 02/01/2043	834,590	858,403
3.50%, 02/01/2043	68,517	72,184
3.50%, 02/01/2043	55,962	58,955
3.50%, 03/01/2043	536,057	563,238
3.50%, 03/01/2043	4,392,721	4,627,950
3.50%, 03/01/2043	1,534,713	1,616,894
3.00%, 04/01/2043	2,910,439	2,995,649
3.00%, 04/01/2043	1,239,962	1,276,394
3.50%, 04/01/2043	1,907,939	2,008,546
3.50%, 04/01/2043	4,297,857	4,521,152
4.00%, 04/01/2043	6,351,727	6,921,202
3.00%, 05/01/2043	10,502,993	10,810,191
3.00%, 05/01/2043	368,214	378,958
3.00%, 05/01/2043	121,320	124,635
3.50%, 05/01/2043	82,676	87,429
3.50%, 05/01/2043	1,350,944	1,419,452
3.50%, 05/01/2043	684,612	719,311
3.50%, 05/01/2043	1,898,033	1,994,278
3.00%, 06/01/2043	99,637	102,549
3.00%, 06/01/2043	661,960	681,442
3.00%, 06/01/2043	281,441	289,672
3.00%, 06/01/2043	2,562,578	2,639,390
3.00%, 06/01/2043	7,371,801	7,586,878
3.50%, 06/01/2043	1,723,343	1,810,734
3.00%, 07/01/2043	1,547,006	1,590,074
3.00%, 07/01/2043	400,141	411,384
3.00%, 07/01/2043	395,813	407,239
3.00%, 07/01/2043	82,123	84,514
3.00%, 07/01/2043	7,785,907	8,016,918
3.50%, 07/01/2043	8,920,681	9,395,066
4.00%, 07/01/2043	988,272	1,052,105
3.00%, 08/01/2043	3,826,804	3,940,020
3.00%, 08/01/2043	979,282	1,008,004
5.00%, 09/01/2043	1,168,527	1,281,155
2.50%, 10/01/2043	2,320,923	2,308,364
3.00%, 10/01/2043	13,239,467	13,615,776

3.00%, 10/01/2043	96,311	98,968
4.00%, 11/01/2043	3,673,058	3,911,464
4.00%, 12/01/2043	1,511,906	1,624,686
4.00%, 12/01/2043	157,193	167,282
3.00%, 02/01/2044	7,081,706	7,291,407
3.50%, 06/01/2044	8,926,308	9,403,227
4.00%, 06/01/2044	4,750,268	5,078,121
4.00%, 07/01/2044	2,503,197	2,678,836
4.00%, 08/01/2044	6,688,031	7,142,512
4.00%, 09/01/2044	1,397,265	1,480,151
4.00%, 01/01/2045	9,770,720	10,350,336
3.50%, 02/01/2045	7,830,210	8,247,647
3.00%, 04/01/2045	7,696,743	7,894,432
3.50%, 04/01/2045	13,113,943	13,686,392
3.50%, 06/01/2045	10,327,061	10,776,934
3.50%, 06/01/2045	2,834,396	2,957,822
4.00%, 07/01/2045	7,481,533	7,959,184
3.50%, 08/01/2045	551,251	575,186
4.00%, 10/01/2045	992,601	1,051,568
4.00%, 10/01/2045	6,676,228	7,075,902
3.50%, 11/01/2045	3,260,207	3,402,431
3.50%, 12/01/2045	393,261	410,365
3.50%, 12/01/2045	740,362	772,564
4.00%, 12/01/2045	1,435,103	1,519,546
4.00%, 12/01/2045	6,517,202	6,903,916
4.00%, 12/01/2045	862,274	914,988
3.50%, 01/01/2046	10,571,387	11,032,503
4.00%, 01/01/2046	4,020,815	4,259,517
4.00%, 02/01/2046	2,931,182	3,070,940
4.50%, 02/01/2046	8,434,939	9,149,546
4.00%, 03/01/2046	110,912	117,217
3.50%, 04/01/2046	1,266,554	1,337,075
2.50%, 05/01/2046	1,457,615	1,449,725
3.00%, 05/01/2046	9,647,429	9,880,433
3.50%, 05/01/2046	596,993	622,839
2.50%, 07/01/2046	3,003,185	2,986,928
4.50%, 07/01/2046	281,091	297,113
3.50%, 08/01/2046	6,945,529	7,231,484
4.00%, 08/01/2046	6,404,993	6,740,048
3.00%, 09/01/2046	1,061,475	1,086,471
3.50%, 09/01/2046	3,162,116	3,306,661
2.50%, 10/01/2046	1,100,985	1,095,025
3.00%, 11/01/2046	4,825,885	4,939,387
3.00%, 11/01/2046	6,953,955	7,157,188
3.50%, 11/01/2046	994,229	1,042,152
3.50%, 11/01/2046	14,449,576	15,078,908
3.50%, 12/01/2046	8,583,323	9,039,345
3.50%, 12/01/2046	3,963,695	4,116,488
3.00%, 01/01/2047	5,850,979	5,983,377
3.50%, 01/01/2047	5,096,758	5,290,180
3.50%, 02/01/2047	12,373,994	12,910,446
3.50%, 02/01/2047	9,820,869	10,264,223
4.00%, 02/01/2047	10,380,136	10,836,284
3.00%, 03/01/2047	903,322	924,583
4.00%, 03/01/2047	8,446,870	9,041,362
4.00%, 03/01/2047	385,212	408,749
4.00%, 03/01/2047	8,946,892	9,470,171
3.50%, 06/01/2047	778,448	815,676
4.00%, 06/01/2047	3,255,059	3,484,483
4.00%, 08/01/2047	11,043,455	11,648,420

4.50%, 08/01/2047	1,717,847	1,812,568
3.50%, 10/01/2047	1,545,708	1,603,891
3.50%, 11/01/2047	1,828,398	1,897,526
3.50%, 11/01/2047	15,069,028	15,664,750
4.00%, 11/01/2047	591,279	621,543
3.00%, 12/01/2047	29,413,388	30,154,213
4.00%, 12/01/2047	4,975,196	5,219,795
4.00%, 01/01/2048	3,300,923	3,463,828
4.00%, 01/01/2048	29,665,138	31,156,704
4.00%, 01/01/2048	8,408,776	8,997,071
4.00%, 01/01/2048	8,029,211	8,422,084
5.00%, 01/01/2048	1,286,904	1,376,860
3.50%, 02/01/2048	1,018,957	1,054,452
3.50%, 02/01/2048	10,027,822	10,402,111
4.00%, 02/01/2048	510,884	541,082
4.00%, 03/01/2048	4,158,265	4,356,451
4.00%, 03/01/2048	10,186,715	10,902,338
4.00%, 04/01/2048	3,544,770	3,715,301
5.00%, 04/01/2048	788,201	844,109
4.50%, 05/01/2048	5,437,050	5,786,254
5.00%, 05/01/2048	4,421,393	4,728,868
4.50%, 06/01/2048	5,573,528	5,886,566
4.50%, 06/01/2048	9,740,527	10,287,699
4.00%, 07/01/2048	1,114,696	1,165,437
4.50%, 07/01/2048	720,984	761,032
4.50%, 07/01/2048	85,169	89,895
4.50%, 07/01/2048	680,125	739,016
4.50%, 07/01/2048	567,964	614,363
4.50%, 07/01/2048	439,960	480,207
4.50%, 08/01/2048	780,033	846,141
4.50%, 08/01/2048	8,009,102	8,452,185
3.50%, 09/01/2048	1,891,511	1,948,938
4.00%, 09/01/2048	6,719,192	7,002,165
4.50%, 09/01/2048	601,224	656,224
4.50%, 09/01/2048	466,471	506,578
4.50%, 09/01/2048	2,851,524	3,014,705
4.50%, 09/01/2048	590,691	641,466
3.50%, 10/01/2048	7,935,024	8,298,965
4.50%, 10/01/2048	1,179,350	1,246,106
3.50%, 11/01/2048	979,843	1,016,274
6.00%, 11/01/2048	34,060	36,346
4.50%, 01/01/2049	4,512,484	4,744,733
5.00%, 01/01/2049	9,468,786	10,440,482
4.50%, 02/01/2049	1,375,861	1,446,947
3.50%, 06/01/2049	9,565,249	9,824,788
3.50%, 07/01/2049	17,768,322	18,254,485
4.00%, 07/01/2049	4,537,339	4,768,930
4.50%, 07/01/2049	12,024,736	12,910,901
4.00%, 08/01/2049	14,823,525	15,420,713
4.00%, 09/01/2049	14,329,288	14,949,288
4.50%, 09/01/2049	9,054,313	9,553,446
4.00%, 10/01/2049	7,216,992	7,598,760
4.00%, 10/01/2049	7,756,986	8,190,102
3.00%, 11/01/2049	6,876,437	7,046,786
3.00%, 11/01/2049	38,665,571	39,199,575
3.50%, 11/01/2049	3,763,268	3,940,953
3.00%, 12/01/2049	45,898,150	46,532,039
3.00%, 12/01/2049	1,881,120	1,927,722
3.50%, 12/01/2049	3,119,985	3,257,160
Fannie Mae REMIC Trust 2003-W1

5.29%, 12/25/2042(4)	100,133	108,673
5.81%, 12/25/2042(4)	26,702	28,783
Fannie Mae REMIC Trust 2003-W4
5.78%, 10/25/2042(4)	13,247	14,778
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	586,882	650,923
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	76,677	89,172
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	142,853	165,587
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	112,945	123,718
Fannie Mae REMIC Trust 2007-W1
6.32%, 08/25/2047(4)	13,594	15,093
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	28,980	32,053
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	24,220	21,875
Fannie Mae REMIC Trust 2007-W7
28.93% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037(2)(8)	18,709	31,519
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	525,154	599,107
Fannie Mae REMICS
7.00%, 05/25/2020	5	5
5.50%, 06/25/2020	4	4
9.50%, 06/25/2020	26	26
7.00%, 07/25/2020	53	53
5.50%, 08/25/2020	14	14
6.50%, 08/25/2020	247	248
6.50%, 09/25/2020	70	71
7.00%, 09/25/2020	14	14
18.91% (1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020(2)(8)	16	17
7.00%, 01/25/2021	43	44
5.00%, 03/25/2021	67	67
7.00%, 03/25/2021	1,829	1,847
14.54% (1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021(2)(8)	36	39
8.50%, 06/25/2021	36	37
8.75%, 06/25/2021	131	134
6.50%, 07/25/2021	297	304
6.50%, 09/25/2021	22,599	23,061
13.31% (1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021(2)(8)	6	6
8.75%, 10/25/2021	138	140
25.19% (7 Year CMT Index + 30.01%, 29.59% Cap), 12/25/2021(2)(8)	19	22
6.00%, 02/25/2022	24,212	24,772
6.50%, 02/25/2022	4,193	4,292
0.00%, 03/25/2022	8,878	8,710
7.50%, 06/25/2022	50	53
7.00%, 07/25/2022	305	312
7.50%, 07/25/2022	4,092	4,265
8.00%, 07/25/2022	259	269
8.00%, 07/25/2022	5,951	6,279
6.00%, 08/25/2022	1,023	1,062
6.50%, 08/25/2022	1,262	1,314
1.73% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022(2)	426	426
5.50%, 09/25/2022	586	602
6.00%, 09/25/2022	39,280	40,472
7.50%, 09/25/2022	2,421	2,511
7.75%, 09/25/2022	1,704	1,796
8.00%, 09/25/2022	6,495	6,850
0.00%, 10/25/2022	657	641

1.80% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022(2)	377	379
7.00%, 10/25/2022	910	949
7.50%, 10/25/2022	3,837	4,029
7.90%, 01/25/2023	3,481	3,693
6.50%, 02/25/2023	1,723	1,800
7.00%, 02/25/2023	16,953	17,829
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023(2)(8)	613	732
5.50%, 03/25/2023	71,119	73,946
6.50%, 03/25/2023	1,249	1,312
7.00%, 03/25/2023	11,800	12,343
7.50%, 03/25/2023	3,845	4,062
7.70%, 03/25/2023	1,684	1,780
0.00%, 04/25/2023	758	734
5.50%, 04/25/2023	4,515	4,681
5.50%, 04/25/2023	136,572	141,614
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023(2)(8)	2,718	2,882
7.00%, 04/25/2023	3,650	3,811
17.97% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023(2)(8)	1,751	1,962
18.33% (7 Year CMT Index + 22.30%, 21.83% Cap), 04/25/2023(2)(8)	3,432	733
5.50%, 05/25/2023	32,294	33,378
7.00%, 05/25/2023	41,588	43,986
4.71% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023(2)(8)	11,873	320
4.50%, 07/25/2023	48,178	50,963
6.00%, 07/25/2023(4)	17,529	18,499
6.50%, 07/25/2023	883	930
7.00%, 07/25/2023	20,552	21,689
7.00%, 07/25/2023	13,333	14,018
2.67% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023(2)	2,149	2,171
6.26% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023(2)(8)	664	47
6.88%, 08/25/2023	19,823	20,815
7.00%, 08/25/2023	34,009	35,828
8.98% (10 Year CMT Index + 10.75%, 10.00% Cap), 08/25/2023(2)(8)	18,001	1,992
0.00%, 09/25/2023	1,571	1,518
0.00%, 09/25/2023	528	514
2.44% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 999999.00% Cap), 09/25/2023(2)	191	191
6.50%, 09/25/2023	1,863	1,976
12.52% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023(2)(8)	1,036	1,110
6.50%, 10/25/2023	27,190	28,894
6.50%, 10/25/2023	10,710	11,344
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023(2)(8)	579	654
18.36% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023(2)(8)	1,615	1,985
24.94% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023(2)(8)	869	1,018
0.00%, 11/25/2023	169	164
6.50%, 11/25/2023	10,625	11,284
2.31% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023(2)	863	857
2.79% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023(2)	2,240	2,257
6.50%, 12/25/2023	2,904	3,107
11.85% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023(2)(8)	1,042	1,158
18.23% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023(2)(8)	2,240	2,747
26.14% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023(2)(8)	2,754	3,260
5.00%, 02/25/2024	3,423	27
5.00%, 03/25/2024	712	8
5.00%, 03/25/2024	91	1
6.50%, 03/25/2024	8,532	9,047
6.50%, 03/25/2024	54,006	57,646
7.00%, 04/25/2024	34,304	36,868
7.00%, 04/25/2024	79,551	84,350
5.50%, 07/25/2024	8,782	9,178
5.50%, 08/25/2024	93,569	98,432
5.00%, 11/25/2024	146,028	153,895

8.50%, 01/25/2025	2,017	2,230
8.80%, 01/25/2025	2,882	3,243
5.50%, 08/25/2025	99,456	105,894
5.50%, 01/25/2026	62,714	66,484
24.29% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026(2)(8)	13,840	18,759
7.00%, 11/25/2026	19,775	21,364
1.84%, 03/25/2027(4)	2,509	58
1.84%, 03/25/2027(4)	7,071	163
7.50%, 04/18/2027	4,155	4,711
7.50%, 04/20/2027	6,134	6,964
6.50%, 04/25/2027	14,053	15,604
7.50%, 05/20/2027	26,267	29,754
6.50%, 07/18/2027	1,253	1,377
7.00%, 12/18/2027	6,471	617
6.00%, 07/18/2028	7,213	7,924
5.81% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028(2)(8)	213,018	22,667
3.00%, 12/25/2028	1,237,521	1,237,441
6.00%, 12/25/2028	3,558	3,753
6.36% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028(2)(8)	5,274	283
5.00%, 03/25/2029	173,981	184,331
5.50%, 04/18/2029	13,465	14,354
6.35%, 04/25/2029	4,560	4,971
7.50%, 12/18/2029	7,080	8,012
7.50%, 02/25/2030	40,823	46,781
7.31% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030(2)(8)	12,571	1,521
8.50%, 01/25/2031	2,024	424
7.00%, 03/25/2031	4,884	5,646
3.50%, 04/25/2031	956,779	1,000,991
6.00%, 07/25/2031	27,128	4,613
7.00%, 07/25/2031	15,808	18,384
7.00%, 08/25/2031	34,959	39,856
6.50%, 09/25/2031	7,060	7,987
7.00%, 09/25/2031	8,462	9,731
7.00%, 09/25/2031	6,856	7,952
7.00%, 09/25/2031	39,151	45,366
18.23% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031(2)(8)	20,117	27,588
6.50%, 10/25/2031	5,310	5,840
17.57% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031(2)(8)	13,155	19,849
6.00%, 11/25/2031	50,246	56,396
7.00%, 11/25/2031	52,857	61,380
12.01% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031(2)(8)	15,272	19,966
13.29% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031(2)(8)	1,452	1,884
0.00%, 01/25/2032	1,905	1,792
19.36% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032(2)(8)	3,923	5,339
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032(2)(8)	48,723	1,835
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032(2)(8)	682	836
0.00%, 04/25/2032	1,636	1,503
6.00%, 04/25/2032	123,408	137,183
6.50%, 04/25/2032	22,294	25,293
6.50%, 05/25/2032	45,707	51,792
6.50%, 06/25/2032	19,929	22,317
6.50%, 07/25/2032	84,079	14,985
6.50%, 08/25/2032	54,866	61,911
2.59% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032(2)	255,273	257,740
5.00%, 11/25/2032	12,136	12,976
6.00%, 11/25/2032	363,825	413,456
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032(2)(8)	16,667	19,183
0.00%, 12/25/2032	10,581	9,577
5.50%, 12/25/2032	117,187	131,003
11.20% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032(2)(8)	8,686	10,544

6.50%, 02/25/2033	19,823	22,167
5.00%, 03/25/2033	20,084	1,679
4.00%, 04/25/2033	194,862	207,770
0.00%, 05/25/2033	5,510	4,945
4.00%, 05/25/2033	12,352	13,194
6.00%, 05/25/2033(4)	8,969	1,681
6.00%, 05/25/2033	34,485	39,086
6.00%, 05/25/2033	153,748	173,680
6.00%, 05/25/2033	73,790	81,513
6.50%, 05/25/2033	81,986	18,507
7.00%, 05/25/2033	144,733	17,121
5.31% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033(2)(8)	46,073	2,142
5.75%, 06/25/2033	59,292	66,524
10.62% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033(2)(8)	34,272	37,104
9.52% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033(2)(8)	21,578	25,006
10.62% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033(2)(8)	886	890
0.00%, 08/25/2033	4,104	3,858
5.21% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033(2)(8)	86,416	93,118
5.50%, 08/25/2033	98,210	109,894
5.50%, 08/25/2033	205,123	38,301
6.94% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033(2)(8)	9,385	10,767
12.77% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033(2)(8)	28,615	33,006
3.50%, 09/25/2033	1,500,000	1,598,921
9.51% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033(2)(8)	14,564	17,130
3.00%, 10/25/2033	908,000	921,905
5.50%, 10/25/2033	705,453	789,305
5.81% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033(2)(8)	105,402	18,555
0.00%, 12/25/2033	82,778	74,652
10.52% (1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033(2)(8)	2,795	2,880
2.54% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034(2)	126,713	128,291
8.83% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034(2)(8)	3,435	3,980
12.62% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034(2)(8)	10,530	12,350
0.00%, 03/25/2034	92,832	87,985
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034(2)	85,144	85,020
5.50%, 04/25/2034	211,937	240,078
14.60% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034(2)(8)	46,879	62,992
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034(2)	226,228	225,790
11.57% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034(2)(8)	12,382	15,540
14.60% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034(2)(8)	96,724	136,684
16.83% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034(2)(8)	19,523	27,166
5.50%, 07/25/2034	368,500	404,995
10.66% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034(2)(8)	13,814	16,463
2.04% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034(2)	48,992	49,044
14.87% (1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034(2)(8)	9,800	10,313
0.00%, 04/25/2035	19,046	18,867
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035(2)	101,542	101,110
12.52% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035(2)(8)	5,688	6,721
15.09% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035(2)(8)	96,728	118,092
15.20% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035(2)(8)	66,497	81,656
18.18% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035(2)(8)	22,205	27,376
5.00%, 06/25/2035	3,441	3,443
16.54% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035(2)(8)	29,392	43,507
4.92% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035(2)(8)	72,249	14,579
5.75%, 07/25/2035	1,556,590	1,804,027
12.90% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035(2)(8)	28,416	38,156
5.50%, 08/25/2035	92,967	102,575
5.50%, 08/25/2035	595,745	664,199
12.22% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035(2)(8)	36,041	45,152
12.40% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035(2)(8)	33,374	42,142
0.00%, 09/25/2035	11,335	10,871

17.03% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035(2)(8)	8,928	12,114
0.00%, 10/25/2035	22,254	20,631
5.75%, 10/25/2035	82,424	91,234
12.40% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035(2)(8)	39,179	50,371
18.00% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035(2)(8)	178,020	244,981
5.50%, 12/25/2035	46,935	50,028
5.50%, 12/25/2035	465,640	521,125
6.00%, 12/25/2035	14,677	16,065
6.00%, 12/25/2035	369,125	382,319
0.00%, 01/25/2036	2,191	2,168
5.50%, 01/25/2036	29,165	31,209
0.00%, 03/25/2036	18,547	16,681
0.00%, 03/25/2036	172,251	148,225
4.91% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036(2)(8)	631,585	125,602
5.50%, 03/25/2036	71,512	79,282
5.50%, 03/25/2036	214,798	235,668
5.50%, 03/25/2036	242,204	269,302
18.00% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036(2)(8)	16,472	24,386
0.00%, 04/25/2036	21,819	20,104
0.00%, 04/25/2036	58,202	52,519
0.00%, 04/25/2036	44,605	40,763
2.04% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036(2)	82,758	82,315
22.09% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036(2)(8)	18,954	29,802
0.00%, 06/25/2036	133,919	124,525
0.00%, 06/25/2036	111,763	99,882
0.00%, 06/25/2036	31,119	28,035
0.00%, 06/25/2036	15,839	14,765
0.00%, 06/25/2036	49,356	43,682
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036(2)	36,475	36,228
4.79% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036(2)(8)	133,783	21,357
17.63% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036(2)(8)	5,825	8,490
2.17% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036(2)	373,421	366,909
0.00%, 07/25/2036	9,762	9,609
0.00%, 07/25/2036	19,214	17,290
0.00%, 07/25/2036	36,336	32,905
0.00%, 07/25/2036	10,520	9,362
2.08% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036(2)	296,266	294,403
2.25% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036(2)	31,018	31,030
4.73% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036(2)(8)	53,469	8,267
6.00%, 07/25/2036	410,170	463,805
6.50%, 07/25/2036	234,110	272,303
6.50%, 07/25/2036	176,632	202,659
21.63% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036(2)(8)	18,270	28,376
29.15% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036(2)(8)	13,791	26,892
0.00%, 08/25/2036	64,942	60,437
0.00%, 08/25/2036	26,400	24,614
0.00%, 08/25/2036	12,974	11,444
0.00%, 08/25/2036	37,586	35,579
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036(2)	111,377	110,897
4.71% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036(2)(8)	93,197	27,012
6.50%, 08/25/2036	30,158	33,954
6.50%, 08/25/2036	118,679	133,546
0.00%, 09/25/2036	35,878	32,359
0.00%, 09/25/2036	14,306	12,733
0.00%, 09/25/2036	30,599	27,933
6.50%, 09/25/2036	11,991	13,456
4.50%, 10/25/2036	163,388	177,034
19.03% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036(2)(8)	20,703	30,464
0.00%, 11/25/2036	25,353	22,620
0.00%, 11/25/2036	8,992	7,949

0.00%, 11/25/2036	56,570	50,801
0.00%, 12/25/2036	31,015	27,222
0.00%, 12/25/2036	12,821	11,740
1.77% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	59,574	59,213
1.77% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	267,218	264,532
4.86% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036(2)(8)	113,896	16,944
19.39% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036(2)(8)	4,849	7,013
0.00%, 01/25/2037	83,737	75,232
0.00%, 01/25/2037	31,984	28,279
5.50%, 01/25/2037	22,865	24,482
2.04% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037(2)	80,938	81,058
28.25% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037(2)(8)	8,374	22,582
0.00%, 03/25/2037	25,825	23,509
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037(2)	61,004	61,128
2.54% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037(2)	40,815	42,248
4.29% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037(2)(8)	3,775	130
4.65% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037(2)(8)	218,786	34,888
5.00%, 03/25/2037	4,953	5,368
6.00%, 03/25/2037	295,808	325,061
0.00%, 04/25/2037	81,202	75,937
4.31% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037(2)(8)	55,010	4,266
16.69% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037(2)(8)	41,264	62,295
0.00%, 05/25/2037	9,607	8,711
2.09% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037(2)	41,447	41,390
6.00%, 05/25/2037	133,310	149,394
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037(2)	228,050	227,545
2.24% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037(2)	21,365	22,121
3.99% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037(2)(8)	42,911	5,136
4.31% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(8)	49,468	8,246
4.31% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(8)	129,465	17,340
6.50%, 06/25/2037	25,738	28,643
0.00%, 07/25/2037	59,211	52,824
2.16% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037(2)	55,208	55,290
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037(2)	32,741	32,803
4.61% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037(2)(8)	364,427	65,000
4.83% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037(2)(8)	145,677	19,439
5.36% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037(2)(8)	616,355	142,848
5.50%, 07/25/2037	156,195	171,451
12.02% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037(2)(8)	32,935	39,710
2.24% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037(2)	83,223	83,424
5.50%, 08/25/2037	37,081	41,018
6.00%, 08/25/2037	70,140	78,299
6.00%, 08/25/2037	66,484	73,116
6.00%, 08/25/2037	14,539	16,448
6.00%, 08/25/2037	52,675	59,173
17.45% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037(2)(8)	54,397	85,823
2.24% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037(2)	613,097	614,569
4.75% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037(2)(8)	198,926	37,589
11.67% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037(2)(8)	13,093	16,421
0.00%, 10/25/2037	529,332	488,807
4.66% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037(2)(8)	155,754	26,198
4.67% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037(2)(8)	213,979	38,118
6.18%, 10/25/2037(4)	54,624	60,475
4.57% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037(2)(8)	6,848	744
4.61% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037(2)(8)	180,233	21,537
4.66% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037(2)(8)	200,440	31,864
6.50%, 12/25/2037	157,374	180,668
1.71%, 01/25/2038(4)	334,752	14,949
4.12% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038(2)(8)	167,487	25,955
4.21% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038(2)(8)	391,287	57,083

2.69% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038(2)	38,883	39,827
4.41% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038(2)(8)	44,412	4,496
4.44% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038(2)(8)	62,973	10,725
5.20% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038(2)(8)	92,624	17,633
10.42% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038(2)(8)	21,219	24,524
5.06% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038(2)(8)	41,436	4,300
5.11% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038(2)(8)	68,700	11,388
6.50%, 04/25/2038	25,729	26,397
15.32% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038(2)(8)	24,993	34,270
0.00%, 05/25/2038	1,742	1,495
2.34%, 06/25/2038(4)	131,236	8,216
5.00%, 07/25/2038	45,905	50,508
5.00%, 07/25/2038	46,151	50,016
5.41% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038(2)(8)	53,245	7,186
5.50%, 07/25/2038	180,585	201,152
4.06% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(8)	177,888	26,021
4.06% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(8)	132,209	10,003
4.00%, 02/25/2039	63,695	64,440
4.50%, 02/25/2039	5,620	5,961
4.76% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039(2)(8)	131,075	22,733
4.86% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039(2)(8)	50,708	7,253
2.24% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039(2)	204,917	205,030
5.00%, 07/25/2039	83,834	15,082
7.00%, 07/25/2039	2,724	3,101
5.00%, 08/25/2039	303,864	332,652
6.00%, 08/25/2039	380,019	432,502
5.00%, 09/25/2039	189,309	197,348
6.03%, 09/25/2039(4)	150,306	168,859
4.11% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039(2)(8)	52,191	5,793
5.50%, 10/25/2039	188,767	33,317
4.39% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039(2)(8)	60,590	6,946
4.41%, 12/25/2039(4)	179,598	187,147
6.30%, 12/25/2039(4)	297,140	333,035
0.00%, 01/25/2040	46,282	41,323
4.46% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040(2)(8)	135,453	25,515
6.20%, 02/25/2040(4)	60,349	67,004
6.21%, 03/25/2040(4)	210,442	240,943
6.44%, 03/25/2040(4)	231,585	265,187
9.08% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040(2)(8)	297,317	353,592
2.39% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040(2)	55,121	55,491
4.63% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040(2)(8)	90,919	11,571
11.69% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040(2)(8)	136,787	172,668
2.39% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040(2)	81,320	81,804
4.61% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040(2)(8)	61,240	9,862
0.00%, 06/25/2040	76,063	68,132
5.00%, 06/25/2040	566,708	613,824
5.50%, 06/25/2040	880,916	965,255
5.50%, 07/25/2040	357,438	404,469
5.00%, 09/25/2040	206,000	231,010
5.50%, 10/25/2040	1,357,132	1,546,581
2.65% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040(2)(8)	627,150	58,177
4.50%, 12/25/2040	5,359,402	6,033,968
2.34% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041(2)	116,777	117,501
4.74% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041(2)(8)	655,545	134,094
2.37%, 04/25/2041(4)	607,955	34,221
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041(2)	63,474	63,566
2.34% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041(2)	156,612	157,988
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041(2)	242,574	242,943
7.00%, 11/25/2041	1,241,367	1,462,825
7.00%, 11/25/2041	1,092,782	1,260,954

7.00%, 11/25/2041	1,023,712	1,212,497
4.50%, 01/25/2042	2,427,858	2,656,792
3.50%, 03/25/2042	1,000,000	1,036,837
4.50%, 04/25/2042	1,500,000	1,682,382
6.50%, 06/25/2042	56,755	64,882
2.24% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042(2)	402,354	400,750
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	192,687	193,046
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	1,404,658	1,406,531
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042(2)	558,355	558,532
3.00%, 02/25/2043	1,000,000	1,013,519
3.50%, 02/25/2043	391,018	411,201
0.00%, 09/25/2043	1,296,320	1,112,648
0.00%, 10/25/2043	918,000	795,023
0.00%, 12/25/2043	2,428,925	2,125,774
3.50%, 06/25/2044	4,306,693	4,388,489
3.00%, 06/25/2045	2,047,650	2,085,179
2.50%, 11/25/2045	6,415,884	6,487,295
3.00%, 01/25/2046	1,935,074	1,987,971
3.00%, 04/25/2046	5,724,498	5,844,889
3.00%, 06/25/2046	5,298,187	5,408,473
3.00%, 02/25/2047	1,920,396	1,962,450
4.31% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049(2)(8)	86,700	6,670
5.86%, 02/25/2051(4)	98,595	108,027
5.43%, 07/25/2051(4)	30,523	33,838
Fannie Mae REMICS SER 1990-140 CL K
652.15%, 12/25/2020	3	10
Fannie Mae REMICS SER 1993-165 CL SK V/R
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023(2)(8)	1,286	1,382
Fannie Mae REMICS SER 2019 CL BA
1.99%, 12/25/2029	25,784,000	25,410,563
Fannie Mae REMICS SER G92-35 CL G
1184.78%, 07/25/2022	2	21
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	53,545	60,124
6.50%, 07/25/2042	91,864	104,391
Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	340,762	372,436
6.50%, 09/25/2042	127,313	144,769
Fannie Mae Trust 2003-W8
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042(2)	29,090	29,026
7.00%, 10/25/2042	140,843	163,206
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	211,270	241,833
Fannie Mae Trust 2004-W15
2.04% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044(2)	134,115	133,347
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	45,365	51,825
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	46,004	53,505
Fannie Mae Trust 2005-W3
2.01% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045(2)	1,062,522	1,058,454
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	58,516	65,502
Fannie Mae Trust 2006-W2
4.23%, 11/25/2045(4)	146,636	155,003
2.01% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046(2)	491,860	491,810
Fannie Mae Whole Loan
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046(2)	1,133,946	1,117,432
Fannie Mae-Aces
4.33%, 03/25/2020(4)	108,524	108,649

3.66%, 11/25/2020	97,270	97,862
3.76%, 06/25/2021	503,626	510,917
2.92%, 08/25/2021	503,169	507,033
2.78% (1 Month LIBOR USD + 0.93%), 11/25/2022(2)	614,907	616,008
2.28%, 12/27/2022	896,287	899,999
2.39%, 01/25/2023(4)	785,026	790,857
3.51%, 12/25/2023(4)	2,175,010	2,277,185
3.48%, 01/25/2024(4)	12,389,696	12,952,214
3.10%, 07/25/2024(4)	1,066,000	1,103,855
3.02%, 08/25/2024(4)	1,273,000	1,311,243
2.53%, 09/25/2024	1,390,000	1,411,664
2.72%, 10/25/2024	13,450,000	13,716,539
2.59%, 12/25/2024	1,624,240	1,647,221
3.04%, 12/25/2024(4)	2,602,764	2,698,279
2.83%, 01/25/2025(4)	1,381,396	1,426,910
2.90%, 01/25/2025(4)	2,000,000	2,053,516
2.93%, 11/25/2025(4)	8,800,000	9,075,328
2.38%, 09/25/2026	5,500,000	5,486,719
2.42%, 10/25/2026(4)	5,335,000	5,374,432
2.48%, 12/25/2026(4)	8,000,000	8,086,905
2.59%, 12/25/2026(4)	43,307,000	44,055,691
2.96%, 02/25/2027(4)	3,535,000	3,666,779
3.09%, 04/25/2027(4)	23,211,000	24,173,630
3.06%, 05/25/2027(4)	29,130,000	30,363,256
3.08%, 06/25/2027(4)	5,513,000	5,766,900
3.04%, 03/25/2028(4)	3,891,000	4,067,826
3.33%, 06/25/2028(4)	5,160,000	5,483,044
3.38%, 07/25/2028(4)	35,477,000	37,865,968
3.38%, 07/25/2028(4)	7,576,329	8,059,447
3.55%, 09/25/2028(4)	7,310,000	7,896,883
3.63%, 11/25/2028(4)	12,600,000	13,706,138
3.18%, 04/25/2029(4)	4,540,000	4,771,813
2.10%, 08/25/2029	20,479,219	20,199,045
2.98%, 08/25/2029	2,200,000	2,287,309
3.09%, 02/25/2030(4)	2,791,000	2,930,786
3.64%, 08/25/2030(4)	7,611,341	8,317,530
FHLMC-Ginnie Mae
7.00%, 03/25/2023	5,387	5,614
6.25%, 11/25/2023	4,327	4,572
7.50%, 04/25/2024	30,023	32,208
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	93,859	75,481
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	7,525	7,400
First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	21,136	16,674
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.86% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037(2)(8)	790,106	153,743
Freddie Mac Gold Pool
5.50%, 04/01/2020	3	3
6.00%, 06/01/2020	161	162
6.00%, 08/01/2020	171	172
6.00%, 07/01/2021	689	691
6.00%, 07/01/2021	37	37
6.00%, 03/01/2022	40	41
6.50%, 03/01/2022	803	811
5.50%, 02/01/2024	4,784	4,926
8.00%, 08/01/2024	434	474
8.00%, 11/01/2024	292	312
7.50%, 08/01/2025	822	889

10.00%, 03/17/2026	741	742
7.00%, 04/01/2026	1,019	1,117
4.00%, 05/01/2026	853,241	892,628
3.50%, 01/01/2027	162,916	169,704
6.50%, 01/01/2028	36,319	39,875
2.50%, 03/01/2028	7,209,538	7,305,151
2.50%, 04/01/2028	1,938,980	1,964,704
2.50%, 06/01/2028	755,508	768,031
3.00%, 07/01/2028	1,492,068	1,537,137
8.50%, 07/01/2028	2,285	2,577
3.00%, 08/01/2028	859,895	888,779
3.00%, 09/01/2028	3,087,376	3,185,304
3.00%, 10/01/2028	1,279,596	1,325,699
7.00%, 12/01/2028	38,212	43,198
3.00%, 05/01/2029	1,203,396	1,246,700
6.50%, 06/01/2029	11,462	12,732
7.00%, 07/01/2029	897	980
6.50%, 08/01/2029	82,014	92,282
6.00%, 10/01/2029	10,744	11,937
2.50%, 03/01/2030	1,479,309	1,501,773
2.50%, 07/01/2030	3,365,396	3,416,473
10.00%, 10/01/2030	13,381	14,182
7.00%, 01/01/2031	30,856	34,365
3.00%, 04/01/2031	5,672,239	5,848,793
2.50%, 07/01/2031	2,924,060	2,965,429
2.50%, 08/01/2031	1,792,517	1,817,861
3.00%, 09/01/2031	1,239,220	1,278,335
2.00%, 01/01/2032	5,788,444	5,753,800
3.50%, 01/01/2032	518,239	542,072
7.50%, 01/01/2032	86,539	96,841
3.00%, 02/01/2032	9,028,079	9,314,850
3.00%, 02/01/2032	6,242,973	6,437,357
3.50%, 03/01/2032	211,988	221,738
7.00%, 07/01/2032	3,156	3,496
7.00%, 08/01/2032	4,904	5,631
5.50%, 01/01/2033	56,854	63,182
3.50%, 02/01/2033	156,430	162,205
3.50%, 05/01/2033	207,230	214,869
3.50%, 05/01/2033	731,883	758,902
5.50%, 10/01/2033	37,060	41,699
6.00%, 12/01/2033	11,646	12,885
3.50%, 01/01/2034	7,822,960	8,181,703
5.00%, 01/01/2034	27,067	29,862
6.00%, 01/01/2034	6,440	6,669
6.00%, 01/01/2034	25,762	29,502
5.00%, 06/01/2034	72,153	79,498
5.00%, 09/01/2034	79,530	87,794
6.50%, 11/01/2034	6,263	7,145
6.50%, 01/01/2035	89,714	99,885
5.00%, 03/01/2035	33,929	37,035
5.50%, 07/01/2035	76,709	85,183
5.00%, 08/01/2035	1,200,440	1,330,550
4.50%, 11/01/2035	10,648	11,529
6.50%, 12/01/2035	57,064	64,748
6.50%, 12/01/2035	17,802	19,172
5.50%, 01/01/2036	18,373	20,667
5.00%, 03/01/2036	2,504,995	2,761,995
5.00%, 07/01/2036	2,388	2,635
5.00%, 11/01/2036	70,195	77,456
6.00%, 11/01/2036	8,983	9,713

6.50%, 11/01/2036	19,727	22,163
6.50%, 11/01/2036	108,558	120,884
6.50%, 11/01/2036	196,559	221,397
5.50%, 12/01/2036	33,752	37,983
6.00%, 12/01/2036	16,210	18,606
6.00%, 12/01/2036	6,409	7,158
6.50%, 12/01/2036	100,217	115,034
6.50%, 12/01/2036	229,276	259,511
7.50%, 12/01/2036	271,661	302,236
3.00%, 01/01/2037	2,851,295	2,927,042
6.50%, 01/01/2037	6,179	6,341
6.50%, 01/01/2037	17,138	18,744
6.50%, 02/01/2037	8,499	8,937
7.00%, 02/01/2037	7,269	8,488
5.00%, 03/01/2037	189,000	208,407
5.00%, 06/01/2037	218,589	241,019
6.50%, 06/01/2037	8,173	8,720
5.00%, 08/01/2037	202,764	223,769
3.50%, 11/01/2037	2,910,902	3,034,951
6.50%, 11/01/2037	41,470	48,159
3.00%, 12/01/2037	812,436	831,936
3.00%, 01/01/2038	1,227,200	1,259,647
7.50%, 01/01/2038	35,078	42,278
7.50%, 01/01/2038	61,825	72,752
5.00%, 02/01/2038	229,063	252,333
5.00%, 03/01/2038	242,548	267,389
5.00%, 03/01/2038	266,800	294,216
5.00%, 03/01/2038	63,876	70,465
5.00%, 03/01/2038	220,242	243,020
6.50%, 03/01/2038	52,889	61,151
5.00%, 04/01/2038	150,456	165,782
5.50%, 05/01/2038	55,294	62,079
5.50%, 08/01/2038	69,903	78,527
5.00%, 09/01/2038	174,624	192,534
5.00%, 09/01/2038	30,242	33,345
7.50%, 09/01/2038	27,595	31,718
5.00%, 11/01/2038	65,950	72,376
5.00%, 11/01/2038	1,278	1,410
5.00%, 12/01/2038	708	780
5.00%, 12/01/2038	206,155	227,264
5.50%, 01/01/2039	2,611,607	2,939,987
5.00%, 02/01/2039	430,047	474,187
5.00%, 05/01/2039	8,085	9,064
4.50%, 07/01/2039	203,005	220,479
4.50%, 10/01/2039	1,593,724	1,730,546
5.00%, 10/01/2039	471,176	519,499
4.50%, 11/01/2039	1,824,834	1,982,024
4.50%, 11/01/2039	2,445,004	2,656,302
5.00%, 01/01/2040	116,248	128,232
5.00%, 03/01/2040	192,449	211,550
5.00%, 03/01/2040	2,277,913	2,514,513
5.50%, 03/01/2040	24,950	27,974
4.50%, 05/01/2040	854,142	926,909
5.50%, 05/01/2040	1,748,487	1,962,685
4.50%, 08/01/2040	395,601	428,476
5.00%, 08/01/2040	1,211,530	1,337,385
5.00%, 08/01/2040	325,797	359,641
5.50%, 08/01/2040	715,662	803,212
4.00%, 09/01/2040	718,313	770,630
4.50%, 09/01/2040	1,281,267	1,392,009

4.50%, 09/01/2040	315,464	342,720
4.00%, 11/01/2040	2,181,149	2,340,243
4.00%, 11/01/2040	38,099	40,874
4.00%, 12/01/2040	1,393,847	1,495,520
4.00%, 12/01/2040	1,110,139	1,191,167
4.00%, 12/01/2040	402,696	432,042
4.00%, 12/01/2040	926,233	993,780
4.00%, 12/01/2040	1,308,379	1,403,846
4.00%, 01/01/2041	739,946	786,267
4.50%, 03/01/2041	249,912	271,506
5.00%, 04/01/2041	864,154	939,111
4.50%, 05/01/2041	1,788,836	1,943,237
5.00%, 06/01/2041	347,296	382,670
4.50%, 08/01/2041	648,871	704,952
4.00%, 10/01/2041	4,330,393	4,645,420
4.00%, 11/01/2041	12,261	13,146
4.00%, 01/01/2042	226,932	243,209
3.50%, 05/01/2042	890,257	937,747
4.00%, 05/01/2042	14,513	15,538
3.50%, 06/01/2042	2,686,356	2,824,840
3.50%, 06/01/2042	445,979	470,146
4.00%, 06/01/2042	2,030,299	2,161,276
3.00%, 08/01/2042	1,889,152	1,946,441
3.50%, 08/01/2042	809,800	853,685
3.50%, 09/01/2042	2,994,199	3,156,469
3.50%, 09/01/2042	5,780,567	6,100,975
3.00%, 10/01/2042	4,786,938	4,931,322
3.50%, 10/01/2042	2,619,895	2,761,587
3.50%, 10/01/2042	10,801,657	11,387,020
4.00%, 10/01/2042	101,452	105,279
3.00%, 11/01/2042	5,895,400	6,074,257
3.50%, 11/01/2042	2,967,142	3,127,947
3.50%, 11/01/2042	1,121,568	1,182,311
3.50%, 11/01/2042	94,717	99,599
3.50%, 12/01/2042	3,415,148	3,598,784
3.50%, 01/01/2043	7,765,961	8,186,761
4.00%, 01/01/2043	252,628	268,987
3.00%, 02/01/2043	407,428	419,636
3.00%, 03/01/2043	5,242,044	5,399,137
3.00%, 03/01/2043	2,589,216	2,666,871
3.50%, 03/01/2043	800,566	843,739
3.00%, 04/01/2043	94,748	97,576
3.00%, 04/01/2043	11,966,251	12,324,552
3.50%, 05/01/2043	285,211	299,902
3.00%, 06/01/2043	37,337	38,409
3.50%, 06/01/2043	1,618,184	1,705,595
3.50%, 06/01/2043	950,485	998,542
4.00%, 06/01/2043	21,441	23,028
3.00%, 07/01/2043	27,124	27,928
3.00%, 07/01/2043	367,858	378,811
3.50%, 07/01/2043	567,000	597,432
3.00%, 08/01/2043	6,937,843	7,142,393
3.00%, 08/01/2043	509,354	524,096
4.00%, 09/01/2043	149,425	157,079
4.00%, 09/01/2043	6,796,129	7,292,747
3.50%, 10/01/2043	221,602	233,155
4.00%, 11/01/2043	177,788	189,301
4.00%, 11/01/2043	84,992	90,570
4.00%, 12/01/2043	1,671,921	1,778,829
4.00%, 12/01/2043	236,517	251,328

4.00%, 12/01/2043	908,357	964,210
4.50%, 12/01/2043	6,839,708	7,435,932
4.00%, 01/01/2044	519,224	552,429
4.00%, 01/01/2044	149,867	159,266
4.00%, 03/01/2044	2,851,911	3,027,177
4.50%, 03/01/2044	620,918	668,137
3.50%, 05/01/2044	14,780,806	15,638,698
4.00%, 05/01/2044	120,877	128,132
4.50%, 05/01/2044	938,428	1,009,211
4.50%, 07/01/2044	35,622	37,859
4.50%, 07/01/2044	284,688	306,250
4.50%, 09/01/2044	1,801,207	1,937,726
4.00%, 10/01/2044	7,750,204	8,301,855
3.50%, 01/01/2045	12,635,816	13,319,077
4.00%, 01/01/2045	457,691	485,199
3.00%, 05/01/2045	1,151,891	1,187,166
3.00%, 05/01/2045	2,453,680	2,525,790
3.00%, 06/01/2045	596,498	611,388
3.50%, 06/01/2045	1,510,076	1,583,810
3.50%, 08/01/2045	5,831,557	6,116,060
3.00%, 10/01/2045	4,944,260	5,091,657
4.00%, 10/01/2045	667,790	707,949
4.00%, 10/01/2045	8,578,205	9,093,424
4.00%, 11/01/2045	12,844,379	13,616,403
3.50%, 12/01/2045	5,536,566	5,784,380
3.50%, 01/01/2046	9,447,305	9,953,598
3.50%, 01/01/2046	844,077	885,207
4.00%, 01/01/2046	3,536,515	3,775,583
3.50%, 05/01/2046	3,532,265	3,683,395
4.00%, 05/01/2046	334,394	353,630
4.00%, 06/01/2046	10,836,588	11,487,437
3.50%, 07/01/2046	3,941,068	4,098,895
3.50%, 07/01/2046	2,219,128	2,311,015
3.50%, 08/01/2046	7,453,774	7,886,697
3.50%, 08/01/2046	10,955,152	11,531,340
4.00%, 08/01/2046	2,592,678	2,746,998
4.50%, 09/01/2046	4,168,892	4,424,011
3.00%, 10/01/2046	8,781,535	8,993,738
3.00%, 10/01/2046	21,034,465	21,653,181
4.50%, 10/01/2046	3,453,118	3,659,715
4.50%, 11/01/2046	12,664,385	13,740,726
3.50%, 12/01/2046	407,219	423,155
3.50%, 12/01/2046	8,114,037	8,510,265
3.50%, 01/01/2047	3,943,521	4,104,489
4.00%, 01/01/2047	13,551,403	14,567,796
4.50%, 03/01/2047	1,139,346	1,223,523
4.00%, 04/01/2047	1,750,169	1,840,312
3.00%, 05/01/2047	16,093,217	16,516,677
3.50%, 07/01/2047	11,924,342	12,373,142
4.50%, 07/01/2047	4,814,436	5,141,080
4.50%, 07/01/2047	1,842,574	1,949,310
3.50%, 08/01/2047	2,507,668	2,603,852
4.00%, 09/01/2047	8,311,471	8,836,348
3.50%, 10/01/2047	24,996,589	25,958,934
3.50%, 10/01/2047	10,521,627	10,927,719
4.00%, 10/01/2047	781,551	821,643
4.50%, 11/01/2047	1,384,969	1,470,746
5.00%, 12/01/2047	5,882,760	6,300,478
3.50%, 01/01/2048	3,445,332	3,582,373
3.50%, 01/01/2048	10,108,905	10,535,373

4.50%, 02/01/2048	3,313,163	3,501,636
5.00%, 02/01/2048	2,108,876	2,261,393
3.50%, 03/01/2048	6,922,124	7,210,515
4.00%, 04/01/2048	5,517,887	5,798,147
4.00%, 06/01/2048	1,464,340	1,528,644
4.00%, 06/01/2048	4,919,462	5,133,056
4.00%, 07/01/2048	5,050,760	5,301,078
3.50%, 08/01/2048	3,660,992	3,764,791
5.00%, 08/01/2048	5,184,360	5,560,725
4.50%, 09/01/2048	575,348	625,230
4.50%, 09/01/2048	398,222	430,053
4.50%, 09/01/2048	448,834	487,197
4.50%, 09/01/2048	424,491	448,251
4.50%, 09/01/2048	376,553	411,495
4.50%, 12/01/2048	772,451	843,198
Freddie Mac Multifamily Structured Pass Through Certificates
1.48%, 06/25/2020(4)	46,215,816	44,862
2.60%, 09/25/2020	32,124	32,134
1.37%, 05/25/2022(4)	49,817,745	1,368,643
2.36%, 08/25/2022	2,116,550	2,118,575
2.86%, 08/25/2022	5,814,279	5,911,791
3.07%, 08/25/2022	2,438,000	2,489,606
2.40% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022(2)	631,940	631,817
2.84%, 09/25/2022	2,277,224	2,317,421
0.82%, 10/25/2022(4)	21,065,349	418,722
2.31%, 12/25/2022	4,929,636	4,970,454
2.52%, 01/25/2023	1,936,089	1,951,967
2.62%, 01/25/2023	8,500,000	8,614,328
3.11%, 02/25/2023	13,450,000	13,854,649
3.32%, 02/25/2023	5,550,000	5,754,160
3.49%, 01/25/2024	18,300,000	19,234,420
3.10%, 02/25/2024(4)	11,250,000	11,625,941
3.39%, 03/25/2024	4,286,000	4,499,108
2.91%, 04/25/2024	9,500,000	9,757,207
3.04%, 07/25/2024	10,000,000	10,342,683
2.81%, 09/25/2024	6,287,000	6,428,333
2.77%, 05/25/2025	4,250,000	4,368,866
3.33%, 08/25/2025(4)	10,000,000	10,572,426
1.36%, 03/25/2026(4)	27,466,716	1,969,830
2.57%, 07/25/2026	10,075,000	10,276,182
3.17%, 09/25/2026(4)	9,915,000	10,416,245
3.36%, 12/25/2026(4)	27,000,000	28,497,223
3.41%, 12/25/2026	15,125,000	16,165,511
3.51%, 01/25/2027(4)	23,250,000	24,880,283
3.22%, 03/25/2027	8,625,000	9,121,042
3.24%, 04/25/2027	7,030,000	7,449,225
3.33%, 05/25/2027	1,779,000	1,888,469
3.12%, 06/25/2027	4,263,000	4,481,062
3.24%, 08/25/2027	2,846,000	3,017,234
3.19%, 09/25/2027(4)	35,150,000	37,121,128
3.25%, 09/25/2027(4)	4,900,000	5,175,571
3.30%, 11/25/2027(4)	4,589,000	4,882,004
3.36%, 11/25/2027(4)	18,922,000	20,088,312
3.36%, 12/25/2027	3,332,000	3,546,884
3.35%, 01/25/2028	5,167,000	5,511,718
3.21%, 04/25/2028(4)	12,045,000	12,607,306
3.90%, 04/25/2028	8,575,000	9,413,825
3.85%, 05/25/2028(4)	3,550,000	3,889,340
3.85%, 05/25/2028(4)	6,340,000	6,975,881
3.93%, 06/25/2028	4,761,000	5,271,966

3.90%, 08/25/2028(4)	9,874,000	10,919,680
3.92%, 09/25/2028(4)	16,096,000	17,831,205
4.05%, 09/25/2028(4)	3,480,000	3,889,061
4.03%, 10/25/2028(4)	5,600,000	6,224,954
3.92%, 12/25/2028(4)	4,100,000	4,526,712
3.76%, 01/25/2029(4)	11,600,000	12,675,784
2.79%, 06/25/2029	4,472,000	4,606,858
2.90%, 06/25/2029	3,104,000	3,225,554
3.08%, 01/25/2031	4,126,000	4,248,246
3.99%, 05/25/2033(4)	16,700,000	18,750,155
3.90%, 10/25/2033(4)	6,500,000	7,272,639
Freddie Mac Non Gold Pool
4.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	3,223	3,244
4.15% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.21% Cap), 01/01/2027(2)	3,671	3,810
4.42% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.85% Cap), 04/01/2030(2)	1,160	1,216
4.37% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.25% Cap), 09/01/2032(2)	4,009	4,223
4.78% (1 Year CMT Index + 2.24%, 2.24% Floor, 10.21% Cap), 05/01/2033(2)	133,252	140,555
3.98% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	21,317	22,425
4.69% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.14% Cap), 04/01/2034(2)	17,020	17,822
4.55% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.60% Cap), 09/01/2034(2)	87,671	92,866
4.92% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.07% Cap), 01/01/2035(2)	48,528	51,069
4.95% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 01/01/2035(2)	118,570	124,687
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(2)	6,007	6,273
4.65% (6 Month LIBOR USD + 2.13%, 2.13% Floor, 11.64% Cap), 12/01/2035(2)	28,536	30,031
4.29% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.98% Cap), 02/01/2036(2)	58,543	61,904
4.31% (1 Year LIBOR USD + 1.70%, 1.71% Floor, 10.13% Cap), 02/01/2036(2)	13,379	14,026
5.07% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.84% Cap), 03/01/2036(2)	42,094	45,254
5.17% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.67% Cap), 03/01/2036(2)	63,849	67,486
4.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.59% Cap), 05/01/2036(2)	46,242	48,925
4.76% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.66% Cap), 05/01/2036(2)	48,107	50,601
5.22% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.81% Cap), 05/01/2036(2)	15,237	16,285
4.88% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.92% Cap), 06/01/2036(2)	183,199	193,739
4.92% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.91% Cap), 06/01/2036(2)	75,039	78,919
4.18% (6 Month LIBOR USD + 1.75%, 1.75% Floor, 12.56% Cap), 07/01/2036(2)	34,941	36,430
4.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.83% Cap), 07/01/2036(2)	22,683	24,035
4.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.18% Cap), 07/01/2036(2)	33,840	35,762
3.93% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 13.10% Cap), 08/01/2036(2)	155,752	161,924
4.06% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.80% Cap), 08/01/2036(2)	43,857	45,643
4.25% (6 Month LIBOR USD + 1.63%, 1.63% Floor, 11.75% Cap), 08/01/2036(2)	1,930	1,997
4.34% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.39% Cap), 09/01/2036(2)	59,385	62,488
4.73% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.04% Cap), 09/01/2036(2)	105,232	111,138
3.85% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.32% Cap), 10/01/2036(2)	13,995	14,763
3.85% (6 Month LIBOR USD + 1.81%, 1.81% Floor, 12.46% Cap), 10/01/2036(2)	36,323	37,977
3.91% (6 Month LIBOR USD + 1.73%, 1.73% Floor, 13.09% Cap), 10/01/2036(2)	78,363	81,670
3.98% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.34% Cap), 10/01/2036(2)	41,441	42,925
4.21% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	24,743	26,234
4.36% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.18% Cap), 10/01/2036(2)	41,325	43,194
3.77% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.92% Cap), 11/01/2036(2)	52,900	55,114
4.05% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.43% Cap), 11/01/2036(2)	38,990	40,547
4.06% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036(2)	16,400	17,184
4.35% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.17% Cap), 11/01/2036(2)	109,105	115,253
4.40% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.84% Cap), 11/01/2036(2)	35,293	37,272
3.64% (1 Year LIBOR USD + 1.59%, 1.59% Floor, 11.26% Cap), 12/01/2036(2)	208,821	217,826
4.09% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 12.03% Cap), 12/01/2036(2)	165,251	173,286
4.10% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.19% Cap), 12/01/2036(2)	1,966	2,107
4.13% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.33% Cap), 12/01/2036(2)	6,801	7,146
4.65% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 11.09% Cap), 12/01/2036(2)	52,058	54,744
3.67% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.68% Cap), 01/01/2037(2)	14,650	15,244
5.05% (1 Year LIBOR USD + 1.93%, 1.92% Floor, 10.89% Cap), 01/01/2037(2)	33,493	35,402
4.57% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	54,323	57,250

4.77% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	9,322	9,769
4.92% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.80% Cap), 02/01/2037(2)	4,569	4,802
5.02% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.97% Cap), 02/01/2037(2)	32,195	33,388
5.48% (1 Year LIBOR USD + 2.36%, 2.36% Floor, 10.67% Cap), 02/01/2037(2)	5,649	5,977
4.28% (6 Month LIBOR USD + 1.88%, 1.88% Floor, 12.44% Cap), 03/01/2037(2)	117,935	123,496
5.21% (1 Year LIBOR USD + 2.29%, 2.29% Floor, 11.32% Cap), 03/01/2037(2)	13,035	13,788
5.48% (1 Year LIBOR USD + 2.35%, 2.35% Floor, 10.85% Cap), 03/01/2037(2)	12,412	13,004
4.91% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(2)	1,765	1,816
5.00% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	28,078	29,576
3.65% (6 Month LIBOR USD + 1.53%, 1.54% Floor, 11.81% Cap), 05/01/2037(2)	72,144	74,737
4.05% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.47% Cap), 05/01/2037(2)	49,977	52,404
4.09% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.19% Cap), 05/01/2037(2)	25,010	26,350
4.14% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 10.96% Cap), 05/01/2037(2)	4,360	4,562
5.06% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.07% Cap), 05/01/2037(2)	39,354	41,743
5.08% (1 Year LIBOR USD + 2.04%, 2.03% Floor, 10.98% Cap), 05/01/2037(2)	85,980	90,930
4.68% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	12,242	12,800
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	5,396	5,611
4.96% (1 Year LIBOR USD + 2.07%, 2.07% Floor, 10.96% Cap), 04/01/2038(2)	44,769	47,592
4.94% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 10.67% Cap), 05/01/2038(2)	23,659	25,245
4.37% (1 Year LIBOR USD + 1.85%, 1.85% Floor, 9.02% Cap), 07/01/2040(2)	46,399	49,024
Freddie Mac Pool
3.50%, 04/01/2032	800,325	830,817
3.50%, 05/01/2034	3,447,549	3,594,971
3.50%, 02/01/2042	2,597,736	2,736,374
4.00%, 12/01/2044	5,084,529	5,444,445
3.50%, 07/01/2045	10,843,973	11,420,174
4.50%, 12/01/2045	1,260,274	1,355,023
4.00%, 02/01/2046	10,948,314	11,724,333
4.00%, 03/01/2046	1,208,971	1,273,110
3.50%, 10/01/2046	14,552,442	15,253,657
3.50%, 06/01/2047	506,241	530,493
3.50%, 01/01/2048	1,763,423	1,836,699
4.00%, 01/01/2048	373,698	397,815
3.50%, 03/01/2048	4,231,952	4,405,582
3.50%, 03/01/2048	492,838	515,818
4.00%, 06/01/2048	237,623	252,322
4.50%, 09/01/2048	461,467	486,982
3.50%, 10/01/2048	4,822,174	4,960,212
4.50%, 11/01/2048	6,843,241	7,220,854
4.00%, 03/01/2049	13,493,735	14,250,864
3.50%, 08/01/2049	7,308,470	7,602,760
5.00%, 08/01/2049	6,835,117	7,331,283
3.00%, 10/01/2049	3,769,281	3,844,036
3.00%, 10/01/2049	31,538,649	32,013,183
3.50%, 10/01/2049	3,745,939	3,857,884
3.50%, 12/01/2049	6,183,479	6,447,829
3.50%, 12/01/2049	3,635,632	3,802,246
Freddie Mac Reference REMIC
6.00%, 04/15/2036	303,069	348,481
6.00%, 05/15/2036	401,972	460,553
Freddie Mac REMICS
0.00%, 02/15/2020	8	8
5.00%, 02/15/2020	2	—
6.50%, 03/15/2020	156	156
9.00%, 10/15/2020	19	19
9.00%, 04/15/2021	67	69
2.69% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021(2)	22	22
5.00%, 05/15/2021	3	3
7.00%, 05/15/2021	951	969
28.08% (1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021(2)(8)	13	13

37.40% (1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021(2)(8)	16	17
6.00%, 07/15/2021(4)	85	85
5.50%, 08/15/2021	20	20
7.00%, 09/15/2021	40	40
8.50%, 09/15/2021	707	738
7.02%, 11/15/2021(4)	11,317	11,474
5.00%, 03/15/2022	12,176	12,205
7.00%, 03/15/2022	290	298
7.00%, 05/15/2022	411	427
7.50%, 08/15/2022	689	725
8.00%, 08/15/2022	1,727	1,823
2.89% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022(2)	1,061	1,073
5.50%, 10/15/2022	27,235	28,256
3.79% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022(2)(8)	1,147	1,172
5.50%, 12/15/2022	8,883	9,104
2.13% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023(2)	180	182
7.50%, 02/15/2023	9,153	9,668
5.50%, 03/15/2023	100,167	104,284
2.89% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023(2)	6,253	6,335
5.50%, 04/15/2023	127,083	132,192
7.00%, 04/15/2023	9,747	10,256
7.50%, 04/15/2023	1,919	2,032
5.00%, 05/15/2023	9,734	10,036
7.00%, 05/15/2023	1,087	1,151
7.35% (3 Months CMT Index + 8.90%, 8.90% Cap), 05/15/2023(2)(8)	4,310	4,605
5.60%, 06/15/2023	21,083	21,948
1.16% (10 Year CMT Index + -0.70%, 10.00% Cap), 07/15/2023(2)	4,289	4,232
6.86% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023(2)(8)	6,877	7,115
23.05% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023(2)(8)	901	1,049
2.60% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023(2)	247	252
6.50%, 09/15/2023	29,741	31,611
7.00%, 09/15/2023	7,236	7,680
27.00% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023(2)(8)	3,351	4,424
6.25%, 10/15/2023	4,387	4,625
17.01% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023(2)(8)	3,786	4,407
5.00%, 11/15/2023	131,200	136,825
5.50%, 11/15/2023	28,513	29,396
6.00%, 11/15/2023	11,541	12,129
5.00%, 12/15/2023	13,674	14,237
6.50%, 12/15/2023	7,142	7,592
6.50%, 12/15/2023	9,439	9,999
7.00%, 01/15/2024	4,175	4,452
0.00%, 02/15/2024	5,959	5,732
0.00%, 02/15/2024	2,494	2,446
7.00%, 02/15/2024	1,655	1,769
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024(2)(8)	2,165	2,492
15.27% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024(2)	472	557
0.92% (10 Year CMT Index + -0.85%, 10.00% Cap), 03/15/2024(2)	326	324
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024(2)	739	734
7.00%, 03/15/2024	21,456	22,826
7.00%, 03/15/2024	3,673	3,909
26.49% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024(2)(8)	2,407	448
7.50%, 04/15/2024	12,648	13,475
0.00%, 05/15/2024	3,213	3,100
8.83% (10 Year CMT Index + 10.60%, 10.00% Cap), 05/15/2024(2)(8)	7,692	1,033
6.00%, 06/15/2024	13,983	14,917
7.50%, 08/15/2024	4,493	4,899
4.00%, 12/15/2024	167,427	173,042
5.00%, 12/15/2024	39,494	41,657
24.26% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025(2)(8)	12,050	14,595

4.50%, 06/15/2025	573,813	599,773
12.53% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025(2)(8)	5,213	6,045
20.37% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025(2)(8)	15,177	19,835
3.50%, 01/15/2026	1,592,344	1,649,049
5.00%, 03/15/2026	76,594	76,747
6.50%, 03/15/2026	1,837	1,950
6.50%, 07/15/2026	14,182	15,055
7.50%, 09/15/2026	2,386	2,652
8.00%, 09/15/2026	6,091	6,928
6.50%, 01/15/2027	10,370	11,510
7.50%, 01/15/2027	6,094	6,882
7.50%, 01/15/2027	16,838	18,903
2.44% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027(2)	437	441
6.00%, 05/15/2027	13,424	14,411
7.25%, 07/15/2027	711	799
7.50%, 09/15/2027	5,407	6,195
6.50%, 12/15/2027	7,607	8,361
7.00%, 03/15/2028	9,823	1,566
7.50%, 03/15/2028	29,397	33,526
7.50%, 05/15/2028	10,515	11,920
6.50%, 06/15/2028	15,555	17,453
7.00%, 06/15/2028	1,798	2,031
6.00%, 07/15/2028	8,164	8,933
6.25%, 08/15/2028	33,536	36,416
6.50%, 08/15/2028	31,327	34,810
6.00%, 09/15/2028	5,972	6,552
7.00%, 10/15/2028	12,129	1,275
6.00%, 11/15/2028	27,561	30,281
6.00%, 12/15/2028	53,838	59,150
2.34% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029(2)	12,241	12,290
6.00%, 01/15/2029	71,194	78,627
6.00%, 02/15/2029	15,837	17,169
6.25%, 02/15/2029	80,175	87,658
23.22% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029(2)(8)	1,892	2,837
7.00%, 04/15/2029	1,065	110
7.00%, 06/15/2029	61,441	69,229
7.50%, 06/15/2029	5,074	565
7.00%, 07/15/2029	33,654	38,406
7.00%, 08/15/2029	15,485	17,637
4.00%, 11/15/2029	80,023	2,108
7.50%, 11/15/2029	84	97
8.00%, 11/15/2029	13,045	14,732
7.00%, 01/15/2030	32,646	37,477
8.00%, 01/15/2030	8,307	9,686
8.00%, 01/15/2030	31,855	37,506
8.00%, 03/15/2030	7,279	8,552
5.00%, 04/15/2030	702,000	781,034
8.00%, 04/15/2030	9,426	10,961
7.50%, 05/15/2030	7,471	8,683
7.50%, 08/15/2030	7,309	8,372
7.25%, 09/15/2030	18,500	21,552
7.00%, 10/15/2030	21,299	24,477
7.50%, 10/15/2030	2,179	2,552
4.00%, 12/15/2030	3,207,598	3,409,233
7.25%, 12/15/2030	23,493	27,118
7.00%, 03/15/2031	13,053	14,960
6.50%, 05/15/2031	4,966	5,646
7.00%, 06/15/2031	11,334	13,076
8.50%, 06/15/2031	26,505	31,488
6.00%, 07/15/2031	9,466	10,646

7.00%, 07/15/2031	26,859	30,916
6.50%, 08/15/2031	11,118	12,630
6.50%, 08/15/2031	14,287	16,020
6.50%, 08/15/2031	17,700	19,617
6.50%, 08/15/2031	160,606	188,904
6.50%, 10/15/2031	14,422	15,970
6.50%, 01/15/2032	23,332	26,529
6.50%, 01/15/2032	19,245	21,846
2.64% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032(2)	62,495	63,155
6.26% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032(2)(8)	64,673	10,924
6.38%, 02/15/2032	15,672	16,893
6.50%, 02/15/2032	25,903	29,444
6.50%, 02/15/2032	31,646	35,958
6.91% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032(2)(8)	13,485	2,913
12.62% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032(2)(8)	36,483	46,875
14.98% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032(2)(8)	32,590	46,835
6.21% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032(2)(8)	27,408	4,749
6.26% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032(2)(8)	17,880	3,004
6.50%, 03/15/2032	40,994	45,550
6.50%, 03/15/2032	41,933	48,145
7.00%, 03/15/2032	24,432	28,120
7.00%, 03/15/2032	29,186	33,751
6.50%, 04/15/2032	92,418	102,871
6.50%, 04/15/2032	9,969	11,335
6.50%, 04/15/2032	67,494	76,594
7.00%, 04/15/2032	50,146	57,577
7.00%, 04/15/2032	17,032	19,141
6.50%, 05/15/2032	30,112	34,443
7.00%, 05/15/2032	26,875	31,331
6.50%, 06/15/2032	17,796	19,856
6.50%, 06/15/2032	33,736	38,303
6.50%, 06/15/2032	27,410	30,266
6.50%, 07/15/2032	32,763	36,974
6.50%, 07/15/2032	41,872	48,655
0.00%, 09/15/2032	1,016,405	949,426
6.00%, 09/15/2032	39,931	45,073
0.00%, 12/15/2032	19,837	17,888
2.49% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032(2)	39,231	39,703
6.00%, 12/15/2032	39,987	45,590
6.00%, 12/15/2032	77,465	85,480
14.42% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032(2)(8)	23,129	30,844
6.00%, 01/15/2033	48,227	54,766
6.00%, 02/15/2033	40,592	46,229
6.00%, 02/15/2033	185,248	207,978
6.00%, 03/15/2033	32,640	35,282
6.50%, 03/15/2033	20,626	4,103
11.66% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033(2)(8)	73,900	91,360
5.00%, 07/15/2033	461,578	509,864
5.95% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033(2)(8)	462	527
9.81% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033(2)(8)	24,696	29,972
3.00%, 08/15/2033	495,000	507,398
11.57% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033(2)(8)	19,866	25,915
6.44% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033(2)(8)	576,009	629,090
12.67% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033(2)(8)	9,874	12,466
2.34% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033(2)	166,192	167,379
5.00%, 01/15/2034	259,532	288,081
5.50%, 02/15/2034	3,607	3,759
6.00%, 05/15/2034	134,424	147,098
18.11% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034(2)(8)	42,961	52,395
0.00%, 07/15/2034	106,831	96,717

3.96% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034(2)	41,741	44,330
0.00%, 02/15/2035	32,948	29,391
20.51% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035(2)(8)	42,219	55,912
0.00%, 04/15/2035	48,622	45,781
6.00%, 04/15/2035	1,057,000	1,194,528
2.14% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035(2)	54,775	54,668
2.04% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035(2)	71,354	71,063
12.47% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035(2)(8)	1,713	2,142
0.00%, 08/15/2035	7,231	6,261
2.54% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035(2)	54,281	55,032
0.00%, 09/15/2035	19,458	18,294
14.20% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035(2)(8)	32,176	44,016
6.00%, 01/15/2036	126,614	144,556
18.19% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036(2)(8)	7,997	11,235
0.00%, 02/15/2036	27,636	24,648
0.00%, 02/15/2036	77,268	71,794
0.00%, 02/15/2036	24,083	21,528
0.00%, 02/15/2036	25,476	23,357
0.00%, 03/15/2036	6,783	6,189
0.00%, 03/15/2036	44,751	41,613
0.00%, 03/15/2036	47,452	42,986
6.00%, 03/15/2036	2,546	3,844
0.00%, 04/15/2036	92,063	85,641
0.00%, 04/15/2036	65,808	57,597
0.00%, 04/15/2036	120,740	108,892
0.00%, 04/15/2036	33,432	30,017
6.00%, 04/15/2036	657,675	751,350
6.00%, 04/15/2036	66,296	14,073
6.00%, 04/15/2036	79,215	90,405
0.00%, 05/15/2036	36,208	32,446
0.00%, 05/15/2036	13,867	11,717
0.00%, 05/15/2036	50,994	45,065
0.00%, 05/15/2036	9,768	8,757
2.19% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036(2)	402,162	402,931
2.24% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036(2)	59,659	59,724
0.00%, 06/15/2036	93,357	85,975
6.00%, 06/15/2036	19,518	21,704
14.88% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036(2)(8)	20,202	25,682
0.00%, 07/15/2036	25,571	23,103
5.36% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036(2)(8)	10,119	1,972
6.50%, 07/15/2036	95,280	107,292
6.50%, 07/15/2036	72,090	81,157
0.00%, 08/15/2036	33,797	30,586
4.91% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036(2)(8)	527,030	79,270
5.50%, 08/15/2036	154,834	173,823
5.50%, 08/15/2036	55,207	61,685
0.00%, 09/15/2036	16,121	13,232
0.00%, 09/15/2036	18,921	16,472
0.00%, 10/15/2036	40,059	35,750
4.96% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036(2)(8)	51,198	6,646
7.50%, 11/15/2036	519,615	613,472
0.00%, 12/15/2036	20,082	17,851
7.00%, 12/15/2036	1,224,396	1,434,216
7.50%, 12/15/2036	446,322	534,788
0.00%, 01/15/2037	21,610	18,998
4.40% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037(2)(8)	33,618	5,296
0.00%, 02/15/2037	57,314	51,902
0.00%, 02/15/2037	6,021	5,536
2.18% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037(2)	38,542	38,609
6.00%, 02/15/2037	43,521	48,216

0.00%, 03/15/2037	7,640	7,334
4.50%, 03/15/2037	2,000,000	2,155,985
4.71% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037(2)(8)	56,252	8,914
0.00%, 04/15/2037	25,042	22,170
6.00%, 04/15/2037	59,573	67,530
0.00%, 05/15/2037	1,383	1,249
0.00%, 05/15/2037	223,773	197,724
0.00%, 05/15/2037	38,275	35,659
6.00%, 05/15/2037	64,194	69,179
0.00%, 06/15/2037	21,300	19,123
0.00%, 06/15/2037	4,182	3,731
0.00%, 07/15/2037	300,368	259,927
2.18% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037(2)	751,340	749,956
4.86% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037(2)(8)	42,534	6,380
0.00%, 09/15/2037	30,967	26,964
2.34% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037(2)	15,881	15,974
2.42% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037(2)	612,146	618,396
4.68% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037(2)(8)	237,508	39,232
4.71% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037(2)(8)	158,279	27,791
4.26% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038(2)(8)	296,412	43,229
13.10% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038(2)(8)	11,585	13,544
5.50%, 03/15/2038	407,049	454,847
5.06% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038(2)(8)	126,486	17,508
5.50%, 05/15/2038	31,978	34,904
4.46% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038(2)(8)	128,708	18,988
6.00%, 06/15/2038	349,675	388,512
6.00%, 06/15/2038	13,386	15,016
4.11% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038(2)(8)	212,982	34,190
5.70%, 10/15/2038(4)	108,030	118,787
5.50%, 01/15/2039	176,009	196,700
4.01%, 02/15/2039(4)	62,423	63,945
4.26% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039(2)(8)	87,001	13,623
2.14% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039(2)	304,258	305,668
2.19% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039(2)	270,724	271,208
4.36% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039(2)(8)	19,923	1,289
4.56% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039(2)(8)	109,657	7,449
2.94% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039(2)	26,686	27,323
4.50%, 07/15/2039	488,522	514,803
2.19% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039(2)	73,615	73,880
3.50%, 08/15/2039	381,576	389,600
0.00%, 10/15/2039	106,942	94,217
5.00%, 10/15/2039	239,135	21,371
4.50%, 12/15/2039	3,109,316	3,340,101
4.51% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039(2)(8)	90,717	15,187
0.00%, 01/15/2040	98,714	88,248
2.39%, 01/15/2040(4)	661,165	36,005
11.70% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040(2)(8)	319,567	412,030
2.24% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040(2)	126,018	126,145
4.26% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(8)	327,763	44,638
4.26% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(8)	437,608	66,365
2.29% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040(2)	1,311,152	1,316,008
3.00%, 12/15/2040	1,164,812	1,184,976
5.00%, 12/15/2040	1,168,047	1,308,525
2.29% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041(2)	994,145	998,872
4.50%, 05/15/2041	1,000,000	1,077,328
5.00%, 05/15/2041	1,302,882	1,489,443
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041(2)(8)	708,027	776,463
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041(2)(8)	242,311	253,703
2.14% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041(2)	662,727	663,706
4.00%, 11/15/2041	531,435	562,179

4.00%, 12/15/2041	318,374	342,920
3.50%, 01/15/2042	1,700,000	1,784,303
2.24% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042(2)	785,145	785,521
2.24% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042(2)	372,638	374,539
2.19% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042(2)	1,997,099	1,986,164
2.14% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042(2)	720,585	714,549
3.00%, 06/15/2043	206,000	211,427
4.50%, 09/15/2043	1,000,000	1,169,489
4.00%, 12/15/2043	1,500,000	1,559,119
3.00%, 04/15/2045	2,427,181	2,485,317
3.50%, 10/15/2045	17,015,092	17,577,097
3.75%, 02/15/2046(1)	431,126	435,174
7.35%, 11/15/2046(4)	605,243	710,861
3.00%, 12/15/2047	3,001,894	3,091,028
3.50%, 06/15/2048	3,453,017	3,540,761
0.00%, 10/15/2049	353,506	326,042
3.50%, 10/15/2053	8,401,362	8,696,377
Freddie Mac REMICS SER 3443 CL SY V/R
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037(2)(8)	19,682	23,414
Freddie Mac STACR Trust 2019-HRP1
2.54% (1 Month LIBOR USD + 0.75%), 02/25/2049(2)(3)	2,308,073	2,308,072
Freddie Mac Strips
4.50%, 11/15/2020	847	5
4.50%, 12/15/2020	407	3
0.00%, 04/01/2028	55,819	52,068
5.00%, 09/15/2035	120,032	24,128
5.00%, 09/15/2035	101,925	19,163
5.00%, 09/15/2035	190,648	37,776
5.96% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036(2)(8)	349,771	78,882
2.29% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042(2)	2,167,742	2,160,751
3.50%, 07/15/2042	5,469,356	5,719,715
2.24% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042(2)	1,379,568	1,383,645
2.29% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042(2)	1,228,679	1,235,779
3.00%, 08/15/2042	1,719,593	1,756,731
3.00%, 01/15/2043	424,248	439,108
0.00%, 09/15/2043	864,152	746,228
Freddie Mac Structured Pass-Through Certificates
5.42%, 07/25/2032(4)	54,673	60,107
4.90%, 07/25/2033(4)	161,296	173,102
2.28%, 10/25/2037(4)	1,135,638	1,211,192
7.50%, 02/25/2042	224,376	269,993
7.50%, 08/25/2042(4)	38,025	46,589
6.50%, 02/25/2043	227,714	264,852
7.00%, 02/25/2043	74,054	87,280
5.23%, 05/25/2043	524,125	581,182
0.00%, 07/25/2043	19,511	16,274
7.50%, 07/25/2043	52,556	64,291
0.00%, 09/25/2043	21,897	18,219
7.50%, 09/25/2043	288,707	331,953
0.00%, 10/25/2043	25,794	17,374
7.00%, 10/25/2043	296,330	353,817
3.44% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044(2)	473,661	480,297
FREMF 2013-K25 Mortgage Trust
3.62%, 11/25/2045(3)(4)	2,000,000	2,036,696
FREMF 2013-K35 Mortgage Trust
3.94%, 12/25/2046(3)(4)	2,951,000	3,074,507
FREMF 2014-K40 Mortgage Trust
4.07%, 11/25/2047(3)(4)	2,273,000	2,371,730
FREMF 2014-K41 Mortgage Trust
3.83%, 11/25/2047(3)(4)	6,000,000	6,307,765

FREMF 2015-K44 Mortgage Trust
3.68%, 01/25/2048(3)(4)	3,510,000	3,604,072
FREMF 2015-K45 Mortgage Trust
3.59%, 04/25/2048(3)(4)	2,135,000	2,189,728
FREMF 2015-K49 Mortgage Trust
3.72%, 10/25/2048(3)(4)	4,000,000	4,064,124
FREMF 2015-K51 Mortgage Trust
3.95%, 10/25/2048(3)(4)	1,500,000	1,537,818
FREMF 2015-K720 Mortgage Trust
3.39%, 07/25/2022(3)(4)	4,000,000	4,016,390
FREMF 2016-K52 Mortgage Trust
3.92%, 01/25/2049(3)(4)	4,750,000	4,928,196
FREMF 2016-K59 Mortgage Trust
3.58%, 11/25/2049(3)(4)	2,450,000	2,477,671
FREMF 2016-K722 Mortgage Trust
3.84%, 07/25/2049(3)(4)	1,845,000	1,907,711
Ginnie Mae
3.50%, 01/01/2049(10)	12,915,000	13,308,086
4.00%, 01/01/2049(10)	15,730,000	16,280,193
5.00%, 04/16/2023	905	905
6.50%, 10/16/2024	68,612	68,562
6.00%, 02/20/2029	83,320	83,273
9.00%, 10/20/2030	16,685	16,667
9.00%, 11/16/2030	1,151	1
6.51% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031(2)(8)	13,906	36
6.50%, 07/20/2032	65,375	65,333
11.51% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032(2)(8)	11,840	13,073
6.00%, 11/20/2032	132,234	138,730
0.00%, 12/20/2032	25,873	25,634
5.50%, 01/16/2033	360,210	396,200
6.50%, 01/20/2033	94,960	105,931
5.96% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033(2)(8)	34,743	725
0.00%, 02/17/2033	14,830	14,707
5.94% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033(2)(8)	21,223	3,517
0.00%, 03/16/2033	6,938	6,558
6.50%, 03/20/2033	181,558	201,970
6.50%, 03/20/2033	53,276	58,297
5.50%, 04/20/2033	200,952	217,514
6.50%, 05/20/2033	70,367	78,434
0.00%, 06/16/2033	37,384	33,593
6.00%, 09/16/2033	110,170	122,338
0.00%, 10/20/2033	5,666	5,268
5.82%, 10/20/2033(4)	137,607	154,890
4.81% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033(2)(8)	75,183	8,382
4.81% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033(2)(8)	71,545	9,635
5.50%, 03/16/2034	2,999,871	3,285,247
14.88% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034(2)(8)	37,101	52,240
12.89% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034(2)(8)	2,981	3,499
0.00%, 06/20/2034	65,021	61,065
6.00%, 06/20/2034	243,205	269,651
11.27% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034(2)(8)	20,917	22,742
5.71%, 08/20/2034(4)	73,858	82,233
4.81% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034(2)(8)	253,837	41,649
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034(2)(8)	28,336	30,450
20.80% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034(2)(8)	28,336	39,955
10.50% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034(2)(8)	2,716	2,971
18.00% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034(2)(8)	24,130	33,173
4.34% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034(2)(8)	376,872	50,567
8.67% (1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034(2)(8)	1,513	1,534
4.32% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034(2)(8)	195,798	4,559

4.99% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035(2)(8)	257,074	57,069
12.24% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035(2)(8)	87,552	105,288
5.04% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035(2)(8)	133,085	142,232
5.50%, 07/20/2035	26,584	5,017
15.03% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035(2)(8)	14,800	21,861
0.00%, 08/20/2035	154,730	138,989
16.05% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035(2)(8)	3,093	5,341
4.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035(2)(8)	530,418	104,431
5.50%, 09/20/2035	151,771	165,072
0.00%, 10/20/2035	33,269	28,965
0.00%, 11/20/2035	48,198	43,317
6.00%, 12/20/2035	51,609	8,685
5.75%, 02/20/2036	26,418	27,792
0.00%, 03/20/2036	42,308	38,181
0.00%, 05/20/2036	59,376	56,089
4.74% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036(2)(8)	6,845	470
0.00%, 07/20/2036	8,237	7,625
6.50%, 07/20/2036	248,467	285,466
6.50%, 08/20/2036	330,775	369,729
4.94% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036(2)(8)	79,827	13,620
5.56%, 10/20/2036	148,845	160,084
5.04% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036(2)(8)	130,334	15,818
5.88%, 02/20/2037(4)	48,030	54,669
0.00%, 03/20/2037	142,175	133,097
4.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037(2)(8)	135,588	19,073
0.00%, 04/16/2037	78,429	67,961
5.07% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037(2)(8)	202,126	36,119
4.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037(2)(8)	78,058	7,866
5.98%, 04/20/2037(4)	92,170	102,491
2.04% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037(2)	56,212	56,126
0.00%, 05/20/2037	12,141	10,867
4.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(8)	150,417	16,200
4.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(8)	154,804	21,351
0.00%, 06/16/2037	224,648	203,221
0.00%, 06/16/2037	21,197	18,689
4.73% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037(2)(8)	90,895	10,829
4.49% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037(2)(8)	122,350	12,280
4.88% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037(2)(8)	176,765	20,225
4.92% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037(2)(8)	175,326	30,807
4.99% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037(2)(8)	120,572	18,162
5.01% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037(2)(8)	42,586	7,604
0.00%, 09/20/2037	17,904	17,447
4.79% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037(2)(8)	122,302	16,494
14.91% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037(2)(8)	29,968	37,351
5.50%, 10/16/2037	157,887	12,683
9.87% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037(2)(8)	21,141	23,898
0.00%, 11/16/2037	237,020	216,563
4.80% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037(2)(8)	133,207	21,153
4.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037(2)(8)	138,563	14,468
4.74% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037(2)(8)	267,589	30,900
4.75% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037(2)(8)	151,486	15,453
4.79% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037(2)(8)	122,011	21,555
14.66% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037(2)(8)	14,923	19,417
4.79% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037(2)(8)	187,651	22,413
0.00%, 01/20/2038	8,522	7,649
5.50%, 01/20/2038(4)	639,349	725,588
4.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038(2)(8)	1,199,954	154,589
5.50%, 02/20/2038	29,849	3,204
5.96% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038(2)(8)	71,433	11,463
4.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038(2)(8)	188,888	8,173

4.66% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038(2)(8)	623,302	93,872
4.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038(2)(8)	45,071	6,878
6.00%, 06/20/2038	94,152	107,876
2.58% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038(2)	368,160	374,890
4.39% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038(2)(8)	159,412	17,175
5.75%, 07/20/2038	147,311	155,983
4.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038(2)(8)	56,909	6,498
5.56%, 08/20/2038(4)	227,539	259,243
4.14% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038(2)(8)	192,638	31,346
4.44% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038(2)(8)	396,144	38,773
5.84% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038(2)(8)	83,235	10,957
6.12%, 11/20/2038(4)	158,164	180,028
3.94% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038(2)(8)	201,185	20,855
4.24% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038(2)(8)	111,273	9,865
5.54% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038(2)(8)	353,439	69,675
5.86%, 12/20/2038(4)	519,374	590,320
6.00%, 12/20/2038	35,971	2,674
5.40%, 01/20/2039(4)	726,120	802,306
4.36% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039(2)(8)	93,057	10,027
4.41% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039(2)(8)	142,133	13,176
4.19% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039(2)(8)	159,680	18,184
4.28% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039(2)(8)	97,585	8,323
4.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(8)	10,266	69
4.54% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(8)	148,728	10,542
6.50%, 03/20/2039	51,584	9,660
6.50%, 03/20/2039	115,624	28,280
4.51% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039(2)(8)	280,823	29,139
5.50%, 05/20/2039	34,145	5,295
6.00%, 05/20/2039	46,704	10,229
4.66% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039(2)(8)	69,938	1,436
4.19% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039(2)(8)	152,960	17,693
4.32% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039(2)(8)	218,008	23,063
4.36% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039(2)(8)	248,970	31,311
4.51% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039(2)(8)	241,663	44,013
7.00%, 08/16/2039	125,043	137,658
4.33% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039(2)(8)	387,917	72,695
5.50%, 09/20/2039	317,000	376,869
5.50%, 10/20/2039	858,358	966,381
4.66% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039(2)(8)	310,588	40,624
5.16%, 06/20/2040(4)	156,343	172,593
5.57%, 07/20/2040(4)	230,418	261,294
7.00%, 10/16/2040	437,699	511,364
0.00%, 12/20/2040	585,777	521,511
4.84% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041(2)(8)	303,989	50,184
4.67%, 09/20/2041(4)	344,479	376,129
4.61%, 10/20/2041(4)	627,884	681,639
4.53%, 11/16/2041(4)	369,507	408,931
3.00%, 12/20/2041	1,000,000	1,044,724
3.69%, 01/20/2042(4)	350,844	373,660
3.98%, 09/16/2042(4)	226,094	242,193
4.65%, 10/20/2042(4)	1,189,294	1,284,001
4.78%, 11/20/2042(4)	192,906	211,477
4.48%, 04/20/2043(4)	212,420	225,889
3.00%, 10/20/2045	1,353,411	1,384,804
3.50%, 07/20/2046	4,381,352	4,501,146
3.50%, 09/20/2046	1,266,381	1,318,777
3.00%, 02/20/2047	4,230,360	4,269,371
2.50%, 07/20/2047	4,512,107	4,539,848
3.00%, 09/20/2047	2,313,927	2,350,427
3.00%, 11/20/2047	8,133,256	8,239,198

3.00%, 01/01/2049(10)	27,440,000	28,167,671
2.22% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060(2)	19,113	18,992
2.20% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060(2)	41,307	41,228
5.25%, 07/20/2060(4)	56,225	60,590
2.07% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060(2)	2,049	2,039
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061(2)	1,760,042	1,757,963
2.42% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061(2)	51,919	52,000
2.47% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061(2)	50,911	51,030
2.24% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061(2)	505,147	504,253
2.32% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061(2)	31,312	31,311
2.32% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061(2)	5,163,629	5,163,430
2.32% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062(2)	12,519	12,518
2.47% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062(2)	855,942	859,911
2.22% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062(2)	3,718	3,716
2.32% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062(2)	49,111	49,109
2.35% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062(2)	156,573	156,590
2.29% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062(2)	2,080,119	2,078,680
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062(2)	53,992	54,009
2.07% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062(2)	6,718	6,683
2.11% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062(2)	1,970,193	1,959,677
1.65%, 01/20/2063	911,944	908,311
2.09% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063(2)	1,086,597	1,081,392
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063(2)	24,682	24,665
1.65%, 02/20/2063	1,330,890	1,325,217
2.19% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063(2)	222,028	221,014
2.22% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063(2)	1,188,052	1,185,275
2.18% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063(2)	875,588	872,739
2.24% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063(2)	269,844	269,367
1.65%, 04/20/2063	531,161	527,882
2.24% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063(2)	2,264,916	2,261,121
2.42% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064(2)	2,553,449	2,559,229
2.42% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064(2)	5,196,989	5,209,098
2.46% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064(2)	2,598,639	2,611,630
2.42% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064(2)	2,389,518	2,394,652
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064(2)	3,251,383	3,255,000
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064(2)	2,790,149	2,795,004
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064(2)	5,108,309	5,117,440
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064(2)	2,212,942	2,208,533
2.24% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064(2)	3,273,708	3,267,769
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	1,699,494	1,696,189
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	2,301,634	2,297,144
2.24% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064(2)	3,655,150	3,645,092
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064(2)	1,288,165	1,286,058
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064(2)	2,873,979	2,870,742
2.25% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065(2)	3,549,397	3,540,262
2.47% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065(2)	1,817,806	1,814,845
2.25% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065(2)	7,061,962	7,044,274
2.25% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065(2)	5,193,436	5,179,721
2.22% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065(2)	1,506,015	1,501,923
2.21% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065(2)	3,328,459	3,314,695
2.24% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065(2)	534,518	532,894
2.37% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065(2)	6,276,564	6,287,883
2.77% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066(2)	2,064,098	2,092,903
2.33% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067(2)	6,016,153	6,017,871
2.30% (1 Year LIBOR USD + 0.00%), 05/20/2067(2)	13,900,453	1,888,365
1.66% (1 Year LIBOR USD + 0.00%), 06/20/2067(2)	13,773,854	1,210,723
2.27% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067(2)	5,936,585	5,925,478
2.22% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067(2)	3,187,284	3,181,377
Ginnie Mae I Pool
7.50%, 11/15/2022	27	27

7.50%, 03/15/2023	161	164
7.00%, 08/15/2023	180	182
7.00%, 09/15/2023	7,332	7,656
7.00%, 11/15/2023	416	437
6.50%, 01/15/2024	2,497	2,755
7.00%, 02/15/2024	2,113	2,131
9.50%, 10/15/2024	2,835	2,907
9.00%, 11/15/2024	119	119
9.50%, 12/15/2025	502	504
7.50%, 11/15/2026	847	859
7.50%, 07/15/2027	836	840
6.50%, 03/15/2028	6,823	7,528
7.50%, 07/15/2028	620	629
8.00%, 08/15/2028	1,093	1,096
6.50%, 09/15/2028	14,468	15,964
7.50%, 09/15/2028	2,660	2,868
6.50%, 10/15/2028	871	961
6.00%, 11/15/2028	9,019	9,935
7.00%, 09/15/2031	72,036	83,880
6.50%, 01/15/2032	57,048	64,671
6.50%, 07/15/2032	2,280	2,516
6.50%, 02/15/2033	9,791	10,803
7.00%, 02/15/2033	5,552	6,194
5.50%, 04/15/2033	249,812	280,327
6.50%, 04/15/2033	5,907	6,518
5.50%, 06/15/2033	2,733	3,033
7.00%, 06/15/2033	17,598	20,789
5.50%, 12/15/2033	10,157	11,399
5.50%, 07/15/2034	6,711	7,483
5.50%, 09/15/2034	14,951	16,257
7.00%, 06/15/2035	186,228	214,823
6.50%, 12/15/2035	63,952	73,028
7.00%, 04/15/2037	31,572	36,270
7.50%, 10/15/2037	34,930	42,764
4.00%, 06/15/2039	431,308	458,935
4.50%, 04/15/2040	2,190,109	2,381,323
4.00%, 10/15/2040	236,265	251,592
3.50%, 01/15/2042	4,633,102	4,874,622
3.50%, 03/15/2043	1,174,421	1,237,515
3.50%, 04/15/2043	4,130,432	4,345,111
3.00%, 05/15/2043	568,373	586,885
3.50%, 06/15/2043	1,550,742	1,631,133
3.50%, 07/15/2043	599,369	631,528
Ginnie Mae II Pool
8.50%, 03/20/2025	203	208
8.50%, 04/20/2025	1,154	1,248
8.50%, 05/20/2025	2,694	2,902
8.00%, 12/20/2025	464	503
8.00%, 06/20/2026	1,066	1,167
8.00%, 08/20/2026	835	944
8.00%, 09/20/2026	1,003	1,143
8.00%, 11/20/2026	814	918
8.00%, 10/20/2027	1,992	2,216
8.00%, 11/20/2027	1,922	2,132
8.00%, 12/20/2027	897	994
7.50%, 02/20/2028	1,122	1,237
6.00%, 03/20/2028	5,335	5,929
8.00%, 06/20/2028	497	502
8.00%, 08/20/2028	117	121
7.50%, 09/20/2028	3,699	4,124

8.00%, 09/20/2028	299	305
6.50%, 07/20/2029	64,340	72,630
6.00%, 11/20/2033	4,323	4,935
5.00%, 10/20/2037	279,447	309,065
7.00%, 08/20/2038	21,643	24,620
6.00%, 09/20/2038	432,671	494,338
6.00%, 11/20/2038	5,073	5,643
6.00%, 08/20/2039	228,596	258,193
5.50%, 09/20/2039	115,045	127,547
4.50%, 06/20/2040	760,812	821,788
5.00%, 07/20/2040	192,123	212,410
4.00%, 10/20/2040	2,229,565	2,364,421
4.50%, 01/20/2041	612,747	661,893
4.50%, 03/20/2041	574,618	620,762
4.50%, 05/20/2041	285,983	308,916
4.50%, 06/20/2041	2,011,536	2,173,059
4.50%, 09/20/2041	633,365	684,261
3.00%, 06/20/2042	329,455	341,094
4.00%, 06/20/2042	2,822,399	2,995,379
3.00%, 08/20/2042	4,400,815	4,556,292
3.50%, 10/20/2042	4,965,254	5,226,130
4.00%, 10/20/2042	5,959,036	6,325,693
3.00%, 11/20/2042	2,439,856	2,526,054
3.50%, 11/20/2042	1,707,315	1,802,903
3.00%, 12/20/2042	1,246,216	1,290,244
4.00%, 12/20/2042	2,893,490	3,071,564
3.00%, 01/20/2043	1,259,137	1,303,621
4.00%, 02/20/2043	1,287,705	1,367,005
3.00%, 04/20/2043	3,169,763	3,281,754
3.50%, 05/20/2043	1,154,602	1,215,105
3.00%, 09/20/2043	965,402	999,005
4.50%, 09/20/2043	1,627,305	1,746,521
3.00%, 10/20/2043	144,920	149,981
4.00%, 10/20/2043	4,304,241	4,567,709
4.50%, 10/20/2043	3,097,868	3,324,233
4.50%, 12/20/2043	1,637,365	1,757,015
3.00%, 01/20/2044	835,825	865,014
5.00%, 06/20/2044	775,546	856,980
3.00%, 07/20/2044	381,919	394,810
5.00%, 07/20/2044	678,757	745,850
4.00%, 11/20/2044	2,376,689	2,517,463
3.00%, 12/20/2044	741,715	767,081
4.00%, 12/20/2044	1,678,513	1,777,687
3.50%, 03/20/2045	1,638,073	1,707,511
4.00%, 03/20/2045	434,714	460,447
3.00%, 04/20/2045	6,885,543	7,106,776
3.50%, 04/20/2045	12,958,837	13,477,493
3.00%, 05/20/2045	1,201,638	1,243,593
4.00%, 05/20/2045	5,537,350	5,857,722
3.00%, 07/20/2045	2,737,505	2,825,558
5.00%, 08/20/2045	893,072	966,026
3.00%, 10/20/2045	3,078,273	3,177,305
3.50%, 10/20/2045	10,638,867	11,128,712
3.00%, 11/20/2045	728,164	751,619
4.00%, 11/20/2045	4,604,708	4,851,300
4.00%, 01/20/2046	1,080,626	1,137,015
4.50%, 01/20/2046	2,625,063	2,801,864
4.00%, 03/20/2046	1,177,597	1,245,709
3.00%, 04/20/2046	7,437,822	7,675,043
3.50%, 04/20/2046	22,567,307	23,497,617

4.00%, 04/20/2046	3,119,830	3,280,129
3.00%, 05/20/2046	307,462	317,069
3.50%, 05/20/2046	10,289,284	10,718,691
4.00%, 05/20/2046	5,295,590	5,542,814
3.50%, 06/20/2046	4,276,678	4,468,162
4.00%, 06/20/2046	2,483,223	2,616,227
3.00%, 07/20/2046	5,888,607	6,074,761
3.50%, 07/20/2046	12,553,196	13,038,343
4.50%, 07/20/2046	1,384,406	1,479,923
3.00%, 08/20/2046	6,835,591	7,051,788
3.00%, 09/20/2046	2,014,454	2,079,221
3.50%, 09/20/2046	1,389,089	1,444,515
4.50%, 09/20/2046	2,384,368	2,546,214
5.00%, 09/20/2046	2,199,984	2,431,947
4.00%, 11/20/2046	2,311,426	2,412,297
4.50%, 11/20/2046	4,203,002	4,501,646
2.50%, 12/20/2046	2,973,567	2,996,632
3.50%, 12/20/2046	8,822,152	9,155,205
3.00%, 01/20/2047	4,551,517	4,693,285
3.50%, 01/20/2047	702,529	728,042
3.00%, 02/20/2047	6,283,853	6,471,494
3.50%, 02/20/2047	8,139,551	8,455,059
4.00%, 02/20/2047	4,070,805	4,233,059
3.00%, 03/20/2047	686,930	707,761
3.50%, 03/20/2047	10,469,002	10,890,677
4.00%, 03/20/2047	8,697,772	9,086,998
4.50%, 03/20/2047	907,022	959,698
4.00%, 05/20/2047	742,144	775,212
3.50%, 06/20/2047	6,228,440	6,439,607
4.00%, 06/20/2047	2,602,481	2,722,087
4.00%, 07/20/2047	3,435,806	3,589,972
4.50%, 07/20/2047	9,341,369	9,947,655
4.50%, 08/20/2047	2,477,768	2,630,821
4.00%, 09/20/2047	32,213,127	33,777,715
4.50%, 09/20/2047	12,906,359	13,663,828
5.00%, 10/20/2047	459,366	489,924
3.50%, 11/20/2047	14,833,549	15,393,091
5.00%, 11/20/2047	2,083,417	2,236,311
3.50%, 12/20/2047	3,230,375	3,355,269
4.25%, 12/20/2047	1,736,473	1,845,024
4.00%, 01/20/2048	2,262,028	2,352,150
4.50%, 01/20/2048	2,020,073	2,121,580
4.50%, 02/20/2048	9,532,134	10,062,999
4.50%, 03/20/2048	1,066,798	1,123,528
4.50%, 04/20/2048	4,241,184	4,578,978
4.50%, 04/20/2048	1,997,176	2,130,035
4.50%, 04/20/2048	2,854,820	3,029,008
4.50%, 04/20/2048	997,269	1,051,000
4.50%, 05/20/2048	6,088,978	6,544,719
4.50%, 05/20/2048	9,382,763	9,917,477
4.50%, 05/20/2048	2,438,517	2,567,248
5.00%, 06/20/2048	4,172,932	4,451,063
5.00%, 07/20/2048	1,416,921	1,533,565
5.00%, 07/20/2048	5,189,106	5,476,823
4.50%, 09/20/2048	2,587,543	2,720,848
3.50%, 11/20/2048	8,851,326	9,125,148
4.00%, 06/20/2049	3,746,060	3,880,673
4.00%, 07/20/2049	24,697,243	25,593,035
5.00%, 07/20/2049	1,689,889	1,846,111
5.00%, 08/20/2049	8,932,868	9,669,236

3.50%, 09/20/2049	44,628,720	46,231,280
3.50%, 11/20/2049	6,314,619	6,573,375
4.50%, 11/20/2049	11,010,554	11,793,470
4.41%, 05/20/2063(4)	225,067	227,243
GMACM Mortgage Loan Trust 2005-AR3
3.88%, 06/19/2035(4)	74,383	74,212
Gosforth Funding 2018-1 Plc
2.36% (3 Month LIBOR USD + 0.45%), 08/25/2060(2)(3)	5,685,908	5,681,905
GS Mortgage Securities Corp. II
4.26%, 07/10/2051(4)	28,521,000	30,827,636
GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034(3)	4,200,000	4,292,426
GS Mortgage Securities Trust 2006-GG8
1.05%, 11/10/2039(3)(4)	1,200,464	5,941
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,050,100	13,210,435
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046(4)	5,880,000	6,136,595
GS Mortgage Securities Trust 2013-GC16
1.03%, 11/10/2046(4)	16,694,369	570,849
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,260,000	1,290,608
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	4,486,700	4,659,808
4.07%, 01/10/2047	4,338,000	4,606,598
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,323,950
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,294,701
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049	12,000,000	12,468,641
3.44%, 11/10/2049(4)	1,317,000	1,389,127
GSMPS Mortgage Loan Trust 2004-4
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034(2)(3)	52,952	49,525
GSMPS Mortgage Loan Trust 2005-RP2
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035(2)(3)	94,480	87,853
GSMPS Mortgage Loan Trust 2005-RP3
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035(2)(3)	604,479	534,744
2.77%, 09/25/2035(3)(4)	445,661	51,865
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	20,295	20,853
GSR Mortgage Loan Trust 2003-6F
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032(2)	4,729	4,719
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	64,389	66,324
GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	77,633	80,096
6.50%, 05/25/2034	47,209	50,673
GSR Mortgage Loan Trust 2005-5F
2.29% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035(2)	22,019	20,861
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	104,145	109,890
GSR Mortgage Loan Trust 2005-AR6
4.46%, 09/25/2035(4)	5,865	5,956
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	51,410	64,509
6.00%, 02/25/2036	294,329	235,481
Headlands Residential LLC
3.88%, 08/25/2022(1)(3)	6,170,000	6,167,348
3.97%, 06/25/2024(1)(3)	9,000,000	9,036,301

Home Re 2018-1 Ltd.
3.39% (1 Month LIBOR USD + 1.60%), 10/25/2028(2)(3)	1,230,874	1,231,247
Home RE 2019-1 Ltd.
3.44% (1 Month LIBOR USD + 1.65%), 05/25/2029(2)(3)	1,452,038	1,452,990
HomeBanc Mortgage Trust 2005-3
2.03% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035(2)	318,834	318,871
Impac CMB Trust Series 2004-4
4.85%, 09/25/2034(1)	8,687	8,939
Impac CMB Trust Series 2004-7
2.53% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034(2)	795,500	808,995
Impac CMB Trust Series 2005-4
2.39% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035(2)	96,110	93,608
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	68,782	68,908
Impac Secured Assets Trust 2006-1
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036(2)	234,520	227,704
Impac Secured Assets Trust 2006-2
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036(2)	140,043	139,890
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(3)	5,445,000	5,682,098
JP Morgan Alternative Loan Trust
4.13%, 03/25/2036(4)	29,025	27,486
JP Morgan Chase Commercial Mortgage Securities Corp.
2.74% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029(2)(3)	9,200,000	9,199,863
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.12%, 08/12/2037(3)(4)	1,252,412	158
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.15%, 06/12/2043(4)	2,219,117	2,917
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051(4)	1,029,401	10
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,310,152
JP Morgan Mortgage Trust 2004-A3
4.91%, 07/25/2034(4)	8,741	8,988
JP Morgan Mortgage Trust 2004-A4
4.78%, 09/25/2034(4)	29,646	30,882
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	4,197	4,193
JP Morgan Mortgage Trust 2005-A1
4.51%, 02/25/2035(4)	78,925	81,399
JP Morgan Mortgage Trust 2005-A4
4.11%, 07/25/2035(4)	81,283	82,204
JP Morgan Mortgage Trust 2006-A2
4.09%, 11/25/2033(4)	259,272	267,745
4.69%, 08/25/2034(4)	465,432	483,927
JP Morgan Mortgage Trust 2006-A3
4.16%, 08/25/2034(4)	65,792	66,192
JP Morgan Mortgage Trust 2006-A7
3.83%, 01/25/2037(4)	60,682	58,951
3.83%, 01/25/2037(4)	106,446	103,408
JP Morgan Mortgage Trust 2007-A1
4.31%, 07/25/2035(4)	57,252	58,391
4.31%, 07/25/2035(4)	873,334	891,905
JP Morgan Mortgage Trust 2007-A2
4.32%, 04/25/2037(4)	212,480	198,010
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	2,288,937	2,415,451
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,041,648
JPMBB Commercial Mortgage Securities Trust 2014-C25

3.41%, 11/15/2047	13,000,000	13,589,260
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	1,243,848	1,243,342
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,463,760
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050	20,000,000	21,115,640
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	20,818,072
JPMDB Commercial Mortgage Securities Trust 2019-COR6
3.06%, 11/13/2052	1,218,000	1,253,765
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036(3)	1,027,000	1,112,235
LB-UBS Commercial Mortgage Trust 2007-C2
0.16%, 02/15/2040(4)	307,700	31
LCCM 2017-LC26
3.29%, 07/12/2050(3)	20,300,000	20,995,529
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059(1)(3)	969,613	967,819
Legacy Mortgage Asset Trust 2019-PR1
3.86%, 09/25/2059(1)(3)(14)	9,444,458	9,444,458
Lehman Mortgage Trust 2006-2
5.78%, 04/25/2036(4)	52,121	45,475
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	31,348	29,026
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	304,766	194,405
LHOME Mortgage Trust 2019-RTL3
3.87%, 07/25/2024(3)	9,210,000	9,191,106
Luminent Mortgage Trust 2005-1
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035(2)	1,386,534	1,371,161
MASTR Adjustable Rate Mortgages Trust 2004-13
4.61%, 04/21/2034(4)	114,083	116,357
MASTR Adjustable Rate Mortgages Trust 2004-15
4.32%, 12/25/2034(4)	37,976	37,530
MASTR Adjustable Rate Mortgages Trust 2004-3
3.93%, 04/25/2034(4)	29,748	28,093
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	26,958	27,780
6.00%, 01/25/2034	22,922	23,607
MASTR Alternative Loan Trust 2004-10
4.50%, 09/25/2020	1,136	1,139
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	26,075	26,119
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	188,607	194,247
6.25%, 04/25/2034	40,274	41,532
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	25,613	21,780
6.00%, 07/25/2034	16,854	17,449
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	19,226	16,593
MASTR Alternative Loan Trust 2004-8
5.50%, 09/25/2020	322	330
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	20,401	19,747
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	3,094	2,919
5.00%, 12/25/2033	10,083	10,152
MASTR Asset Securitization Trust 2004-1

0.00%, 02/25/2034	2,121	1,836
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033	50,976	51,074
MASTR Asset Securitization Trust 2004-6
0.00%, 07/25/2020	37	37
MASTR Asset Securitization Trust 2004-8
0.00%, 07/25/2020	170	119
4.75%, 08/25/2020	163	—
MASTR Reperforming Loan Trust 2005-2
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035(2)(3)	842,367	587,783
MASTR Reperforming Loan Trust 2006-2
4.36%, 05/25/2036(3)(4)	99,809	95,603
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035(3)	20,959	15,297
Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
3.13%, 06/25/2037(4)	72,144	70,396
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.17%, 08/25/2033(4)	36,515	36,986
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.41% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028(2)	77,748	78,392
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.43% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028(2)	95,416	95,523
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
3.94%, 12/25/2034(4)	71,480	72,148
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.25% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029(2)	29,925	29,217
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.52% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029(2)	53,587	52,816
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.35%, 08/25/2034(4)	63,461	65,410
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.36%, 02/25/2035(4)	115,119	116,587
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(3)(4)	3,038,565	3,154,419
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(3)(4)	3,282,311	3,341,187
ML Trust XLVII
8.99%, 10/20/2020	3	3
ML-CFC Commercial Mortgage Trust 2006-4
0.56%, 12/12/2049(3)(4)	575,854	6
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	7,639,764	7,746,260
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
3.67%, 02/15/2047	3,035,205	3,063,291
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,542,415
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	28,511,715
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,249,941
3.73%, 05/15/2048	6,507,000	6,924,238
Morgan Stanley Capital I Trust 2006-IQ12
0.71%, 12/15/2043(3)(4)	312,803	3
Morgan Stanley Capital I Trust 2007-HQ11
0.22%, 02/12/2044(3)(4)	257,675	82
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044(3)(4)	178,220	2
Morgan Stanley Capital I Trust 2007-IQ13
0.46%, 03/15/2044(3)(4)	473,328	2,002
Morgan Stanley Capital I Trust 2012-C4

2.99%, 03/15/2045	231,594	232,418
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029(3)	4,241,000	4,301,849
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	19,994,688
Morgan Stanley Mortgage Loan Trust 2004-3
5.61%, 04/25/2034(4)	176,436	190,539
Morgan Stanley Mortgage Loan Trust 2004-9
3.07%, 10/25/2020(4)	13,684	13,245
MortgageIT Trust 2005-2
2.31% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035(2)	609,971	618,683
MRCD 2019-MARK Mortgage Trust
2.72%, 12/15/2036(3)	6,990,000	7,018,484
2.72%, 12/15/2036(3)	6,108,000	5,890,796
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.22% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030(2)	201,779	201,269
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.18% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030(2)	44,564	43,541
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034(3)(4)	54,065	53,834
NCUA Guaranteed Notes Trust 2010-R3
2.27% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020(2)	1,110,127	1,111,077
2.40%, 12/08/2020	43,109	43,459
New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057(3)(4)	3,380,747	3,524,680
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057(3)(4)	5,651,078	5,868,839
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057(3)(4)	3,829,045	3,989,356
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057(3)(4)	24,320,892	24,947,410
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,231
5.50%, 05/25/2033	8,938	8,974
6.00%, 05/25/2033	19,651	20,140
Oaktown Re II Ltd.
3.34% (1 Month LIBOR USD + 1.55%), 07/25/2028(2)(3)	1,564,846	1,565,155
Oaktown Re III Ltd.
3.19% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029(2)(3)	2,484,540	2,487,678
Park Avenue Funding Trust 2019-4
0.00% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 05/27/2021(2)(3)(8)	23,150,000	23,150,000
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	67,145	71,456
Provident Funding Mortgage Loan Trust 2005-1
4.68%, 05/25/2035(4)	1,765	1,762
Radnor Re 2018-1 Ltd.
3.19% (1 Month LIBOR USD + 1.40%), 03/25/2028(2)(3)	2,191,190	2,191,189
RALI Series 2002-QS16 Trust
12.88% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2049(2)(8)	118	129
RALI Series 2003-QS14 Trust
5.00%, 07/25/2020	1,087	1,061
RALI Series 2003-QS9 Trust
5.76% (1 Month LIBOR USD + 7.55%, 7.55% Cap), 05/25/2049(2)(8)	1,019	0
RALI Series 2004-QS6 Trust
5.00%, 05/25/2023	956	924
RALI Series 2005-QA6 Trust
5.28%, 05/25/2035(4)	103,124	76,904
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	15,454	14,505
RBS Commercial Funding, Inc. 2013-SMV Trust

3.26%, 03/11/2031(3)	512,000	522,402
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036(3)(4)	165,831	171,482
RBSSP Resecuritization Trust 2009-12
5.46%, 11/25/2033(3)(4)	186,170	191,854
Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035(3)	6,674	4,830
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2020	13	9
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2021	1,399	1,393
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,856,846	1,895,577
Residential Asset Securitization Trust 2005-A2
3.26% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035(2)(8)	671,583	55,603
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	60,091	58,904
RFMSI Series 2005-SA4 Trust
4.03%, 09/25/2035(4)	35,389	32,679
Seasoned Credit Risk Transfer Trust 2017-4
3.50%, 06/25/2057	4,520,315	4,689,412
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058	11,185,329	11,763,823
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058	3,880,000	4,051,960
Seasoned Credit Risk Transfer Trust Series 2019-4
4.00%, 02/25/2059	8,508,113	8,956,116
Sequoia Mortgage Trust 2004-10
2.38% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034(2)	40,348	39,998
Sequoia Mortgage Trust 2004-11
2.36% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034(2)	113,137	113,338
Sequoia Mortgage Trust 2004-12
2.22% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035(2)	105,727	100,577
Sequoia Mortgage Trust 2004-8
2.46% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034(2)	746,149	738,876
2.76% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034(2)	114,772	114,394
Series RR 2014-1 Trust
0.00%, 05/25/2047(3)	1,603,000	1,369,196
Station Place Securitization Trust Series 2019-WL1
2.44% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 08/25/2052(2)(3)	7,025,000	7,026,054
Structured Asset Mortgage Investments II Trust 2004-AR5
2.42% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034(2)	113,545	113,964
Structured Asset Mortgage Investments II Trust 2005-AR5
2.01% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035(2)	422,930	420,408
Structured Asset Mortgage Investments Trust 2003-CL1
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032(2)	247,417	242,229
Structured Asset Securities Corp.
4.06%, 12/25/2033(4)	1,135,701	1,134,153
4.17%, 12/25/2033(4)	127,488	130,450
5.14%, 02/25/2034(1)	183,680	189,059
2.14% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035(2)(3)	69,798	62,506
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
4.01%, 11/25/2033(4)	28,802	29,209
Tharaldson Hotel Portfolio Trust 2018-THPT
2.46% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034(2)(3)	1,117,101	1,115,907
Thornburg Mortgage Securities Trust 2003-4
2.43% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043(2)	511,933	517,475
Thornburg Mortgage Securities Trust 2003-5
3.99%, 10/25/2043(4)	2,535,645	2,602,709
Thornburg Mortgage Securities Trust 2004-4

3.65%, 12/25/2044(4)	281,941	287,828
Thornburg Mortgage Securities Trust 2005-1
4.46%, 04/25/2045(4)	713,921	715,701
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022(1)	6,665,000	6,673,796
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059(3)(4)	3,999,323	4,019,907
UBS Commercial Mortgage Trust 2012-C1
2.08%, 05/10/2045(3)(4)	1,496,026	53,921
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050	10,114,000	10,480,416
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	22,401,759
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	10,500,770
UBS-BAMLL Trust
3.66%, 06/10/2030(3)	1,787,000	1,826,773
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.31%, 05/10/2063(3)(4)	5,243,364	143,522
3.53%, 05/10/2063	1,073,000	1,100,803
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	278,656
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	145,550	155,077
Vendee Mortgage Trust 1994-1
5.29%, 02/15/2024(4)	49,011	51,330
6.50%, 02/15/2024	131,530	140,895
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	86,201	95,669
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	38,975	43,107
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	131,396	146,487
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	85,484	96,396
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(3)	2,283,000	2,322,448
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029(3)	2,500,000	2,524,705
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.07%, 03/15/2045(3)(4)	369,615	4
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.13%, 10/25/2033(4)	199,264	202,558
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.43%, 08/25/2033(4)	58,026	58,590
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.32%, 09/25/2033(4)	361,946	368,194
4.40%, 09/25/2033(4)	65,801	66,938
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	72,381	74,175
WaMu Mortgage Pass-Through Certificates Series 2003-S4
12.53% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033(2)(8)	20,746	25,645
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	3,133	2,849
5.25%, 10/25/2033	260,074	265,576
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
3.94%, 01/25/2035(4)	1,954,143	2,014,977
WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.50%, 06/25/2034(4)	2,072,386	2,107,598
4.50%, 06/25/2034(4)	116,776	118,467

WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034	656,371	709,705
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034	2,022,752	2,105,609
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	43,245	44,302
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	275,854	291,426
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	38,383	39,029
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.86%, 09/25/2036(4)	6,608	5,722
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.88%, 08/25/2046(4)	50,685	48,937
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	10,259	8,339
5.50%, 03/25/2035	86,829	87,576
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
3.21% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035(2)(8)	220,455	28,622
3.26% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035(2)(8)	640,036	72,973
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	229,849	226,179
5.50%, 06/25/2035	232,242	47,186
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	40,007	39,274
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	17,498	16,606
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	102	93
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	4,657	4,342
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	20,032	19,412
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028(3)(4)	1,548,000	1,546,211
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	64,430	64,366
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,475,803
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,465,908
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	775,438
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,497,322
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,787,568
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,862,631	1,997,688
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	3,698,000	3,803,488
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,834,000	3,029,394
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049	20,000,000	20,190,008
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	14,381,531
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050	4,300,000	4,599,414
Wells Fargo Commercial Mortgage Trust 2017-RC1

3.63%, 01/15/2060	10,000,000	10,679,584
Wells Fargo Commercial Mortgage Trust 2019-C49
3.76%, 03/15/2052	1,085,000	1,176,206
Wells Fargo Commercial Mortgage Trust 2019-C54
3.15%, 12/15/2052	3,079,000	3,189,884
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	16,791	16,428
WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044(3)	1,059,000	1,077,046
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,626,236
WFRBS Commercial Mortgage Trust 2013-C11
4.26%, 03/15/2045(3)(4)	300,000	306,427
WFRBS Commercial Mortgage Trust 2013-C14
3.34%, 06/15/2046	229,750	237,280
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,382,306
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,388,682	3,494,679
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	3,846,000	4,058,457
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,512,190

Total Mortgage-Backed Obligations (Cost: $5,648,962,347)		5,802,856,681

Total Bonds & Notes (Cost: $14,759,318,035)		15,317,848,542

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%(2)	95,000	2,647,650

Total Financials		2,647,650

Total Preferred Stocks (Cost: $2,375,000)		2,647,650

SHORT-TERM INVESTMENTS – 3.58%
Money Market Funds – 3.57%
Fidelity Institutional Money Market Government Fund – Class I, 1.53%(11)(12)	561,854,869	561,854,869

Total Money Market Funds (Cost: $561,854,869)		561,854,869

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 02/27/2020	$1,250,000	1,247,064
U.S. Treasury Bill, 0.00%, 11/05/2020	750,000	740,334

Total U.S. Treasury Bills (Cost: $1,985,481)		1,987,398

Time Deposits – 0.00%(13)
Banco Santander, Frankfurt, 1.81% due 01/02/2020	244,852	244,852

Total Time Deposits (Cost: $244,852)		244,852

Total Short-Term Investments (Cost: $564,085,202)		564,087,119

TOTAL INVESTMENTS IN SECURITIES – 100.85%
(Cost: $15,325,778,237)		15,884,583,311

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.85)%		(134,013,054)

TOTAL NET ASSETS – 100.00%		$15,750,570,257

Percentages are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,924,847,680, which represents 18.57% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.
(5)	Security that is restricted at December 31, 2019. The value of the restricted security totals $921,477, which represents 0.01% of total net assets.
(6)	Security in default as of December 31, 2019. The value of these securities total $362,475, which represents 0.00% of total net assets.
(7)	Partially assigned as collateral for certain future contracts. The value of these pledged issues total $7,529,228, which represents 0.05% of total net assets.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	Inflation protected security. The value of these securities total $6,425,559, which represents 0.04% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities total $170,891,552, which represents 1.08% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Partially assigned as collateral for certain delayed delivery securities.
(13)	Amount calculated is less than 0.005%.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $79,549,424 or 0.51% of the Fund’s net assets.

The accompanying notes are an integral part of this Schedule of Investments

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
1,168	U.S. 2 Year Note Future	J.P. Morgan	Mar. 2020	$251,797,004	$251,704,000	$(93,004)
4,691	U.S. 5 Year Note Future	J.P. Morgan	Mar. 2020	558,080,354	556,396,578	(1,683,776)
558	U.S. 10 Year Note Future	J.P. Morgan	Mar. 2020	71,713,549	71,659,406	(54,143)
2	U.S. 10 Year Ultra Future	J.P. Morgan	Mar. 2020	281,312	281,406	94
829	U.S. Ultra Bond Future	J.P. Morgan	Mar. 2020	154,647,187	150,593,031	(4,054,156)
254	U.S. Long Bond Future	J.P. Morgan	Mar. 2020	40,135,729	39,600,188	(535,541)

						$(6,420,526)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
1.38%	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	$14,385,000	$(1,884)	$(71,889)	$(73,773)
1.48	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	7,490,000	6,363	(32,552)	(26,189)
1.60	3 Month USD LIBOR	Paid	Quarterly	9/15/2021	5,370,000	22,137	(29,798)	(7,661)
1.61	U.S. Federal Funds Effective Rate Index	Received	Annually	8/15/2029	281,000	285	823	1,108
2.49	U.S. Federal Funds Effective Rate Index	Received	Annually	10/31/2025	250,315,000	(1,070,883)	(12,928,306)	(13,999,189)

						$(1,043,982)	$(13,061,722)	$(14,105,704)

Bridge Builder Core Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,850,891,061	$53,935,751	$1,904,826,812
Corporate Bonds
Basic Materials	—	165,989,246	—	165,989,246
Communications	—	381,845,439	—	381,845,439
Consumer, Cyclical	—	244,317,415	—	244,317,415
Consumer, Non-cyclical	—	643,231,647	—	643,231,647
Diversified	—	3,727,110	—	3,727,110
Energy	—	487,290,924	—	487,290,924
Financials	—	1,800,894,294	—	1,800,894,294
Industrials	—	213,158,874	—	213,158,874
Technology	—	169,716,241	—	169,716,241
Utilities	—	519,066,555	—	519,066,555
Government Related	—	2,980,927,304	—	2,980,927,304
Mortgage-Backed Obligations	—	5,777,243,008	25,613,673	5,802,856,681
Preferred Stocks
Financials	2,647,650	—	—	2,647,650
Short-Term Investments
Money Market Funds	561,854,869	—	—	561,854,869
U.S. Treasury Bills	—	1,987,398	—	1,987,398
Time Deposits	—	244,852	—	244,852
Futures Contracts (1)	94	—	—	94
Swap Contracts (1)	—	1,108	—	1,108

Total Assets	$564,502,613	$15,240,532,476	$79,549,424	$15,884,584,513

Liabilities
Futures Contracts (1)	$(6,420,620)	$—	$—	$(6,420,620)
Swap Contracts (1)	—	(14,106,812)	—	(14,106,812)

Total Liabilities	$(6,420,620)	$(14,106,812)	$—	$(20,527,432)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Quantitative Information about Level 3 Fair Value Measurements*

Investment Type	Fair Value at	Valuation	Unobservable Inputs	Input Value/Range	Weighted Average
	12/31/2019	Methodology
Asset-Backed Obligations	$5,700,000	Cost Basis	Purchase Price	$100.00	$100.00

Mortgage-Backed Obligations	$6,455,318	Cost Basis	Purchase Price	$99.90	$99.90

*

The table above does not include Level 3 securities that are valued by brokers. At December 31, 2019, the value of these securities was $67,394,106 for the Core Bond Fund. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 4. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount		Value
BONDS & NOTES – 97.38%
Asset-Backed Obligations – 12.06%
ABFC 2005-WMC1 Trust
2.53% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035(1)		$7,005,762	$6,869,551
ABFC 2007-NC1 Trust
2.09% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037(1)(2)		6,771,366	6,637,092
ACC Trust 2018-1
3.70%, 12/21/2020(2)		18,760	18,772
Accredited Mortgage Loan Trust 2003-2
2.49% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033(1)		1,456,773	1,442,825
Accredited Mortgage Loan Trust 2006-2
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036(1)		601,048	587,914
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
2.72% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034(1)		3,288,335	3,303,040
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
2.50% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035(1)		7,185,000	7,186,351
Adams Outdoor Advertising LP
5.65%, 11/15/2048(2)		1,475,000	1,523,348
Aegis Asset Backed Securities Trust 2005-5
2.04% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035(1)		2,517,884	2,517,937
Ajax Mortgage Loan Trust 2019-F
2.86%, 07/25/2059(2)(3)		27,828,778	27,737,688
Allegro CLO III Ltd.
2.78% (3 Month LIBOR USD + 0.84%), 07/25/2027(1)(2)		1,246,522	1,245,886
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022		5,510,000	5,543,423
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024		10,000,000	10,034,592
Ally Auto Receivables Trust 2019-4
1.84%, 06/17/2024		6,540,000	6,526,518
ALME Loan Funding II DAC
0.75% (3 Month EURIBOR + 0.75%), 01/15/2031(1)(2)	EUR	23,900,000	26,641,076
Ambac LSNI LLC
6.94% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)		$4,512,047	4,568,447
American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025(2)		3,810,000	3,801,256
American Express Credit Account Master Trust
1.77%, 11/15/2022		8,415,000	8,411,893
2.04%, 05/15/2023		100,000	100,150
3.06%, 02/15/2024		14,966,000	15,234,807
2.67%, 11/15/2024		2,690,000	2,736,401
2.00%, 04/15/2025		11,290,000	11,312,125
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036(2)		515,000	572,427
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052(2)		6,400,000	6,887,243
5.89%, 04/17/2052(2)		2,378,000	2,557,604
AmeriCredit Automobile Receivables 2016-1
3.59%, 02/08/2022		916,000	923,513
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021		1,124,807	1,125,770
AmeriCredit Automobile Receivables Trust 2016-2
3.65%, 05/09/2022		605,000	611,836
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022		2,000,000	2,000,577
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022		1,795,000	1,806,332
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024		5,970,000	6,143,142
4.01%, 07/18/2024		2,940,000	3,060,437

Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024		4,310,000	4,499,244
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2004-R8
2.75% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034(1)		202,961	203,015
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
2.53% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035(1)		4,284,043	4,280,574
Ammc Clo 19 Ltd.
3.14% (3 Month LIBOR USD + 1.14%, 1.14% Floor), 10/16/2028(1)(2)		7,275,000	7,271,355
AMSR 2019-SFR1 Trust
2.77%, 01/19/2039(2)		6,510,000	6,507,149
Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049(2)		6,740,000	6,832,742
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
2.89% (1 Month LIBOR USD + 1.15%), 05/15/2037(1)(2)		5,000,000	4,999,999
Arbour CLO IV DAC
0.87% (3 Month EURIBOR + 0.87%), 01/15/2030(1)(2)	EUR	2,400,000	2,691,000
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
1.96% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036(1)		$1,800,869	1,791,129
Atrium XII
2.78% (3 Month LIBOR USD + 0.83%), 04/22/2027(1)(2)		10,570,000	10,566,586
Aurium CLO CLO III DAC
0.67% (3 Month EURIBOR + 0.67%), 04/16/2030(1)(2)	EUR	900,000	1,006,464
Avis Budget Rental Car Funding AESOP LLC
2.72%, 11/20/2022(2)		$1,545,000	1,554,394
2.97%, 03/20/2024(2)		19,773,000	20,107,721
Ayresome CDO I Ltd.
2.16% (3 Month LIBOR USD + 0.27%), 12/08/2045(1)(2)		811,983	798,585
BA Credit Card Trust
3.10%, 12/15/2023		20,675,000	21,058,945
Barings BDC Static CLO Ltd. 2019-1
3.02% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2027(1)(2)		10,938,038	10,896,583
Barings CLO Ltd. 2013-I
2.77% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028(1)(2)		5,130,000	5,120,540
Barings CLO Ltd. 2016-II
3.05% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028(1)(2)		3,710,000	3,708,149
Bayview Koitere Fund Trust 2019-RN3
3.97%, 07/28/2033(2)(3)		501,901	502,133
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057(2)(4)		150,078	151,130
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057(2)(4)		273,424	277,628
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(2)(3)		610,972	611,600
Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057(2)(4)		975,172	986,052
Bayview Opportunity Master Fund IVb Trust 2019-RN4
3.28%, 10/28/2034(2)(3)		3,034,094	3,027,229
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034(2)(3)		649,713	648,644
BCMSC Trust 1999-B
6.61%, 12/15/2029(4)		3,594,315	975,263
Bear Stearns Asset Backed Securities I Trust 2007-HE2
1.95% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037(1)		16,969,610	17,335,998
Benefit Street Partners CLO IV Ltd.
3.72% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 01/20/2029(1)(2)		4,280,000	4,284,909
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041(2)(3)		1,218,385	1,242,832
BlueMountain CLO 2013-1 Ltd.
3.20% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029(1)(2)		3,520,000	3,520,060
BlueMountain CLO 2015-2 Ltd.

2.93% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027(1)(2)		3,395,000	3,396,280
3.50% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027(1)(2)		1,915,000	1,898,366
BMW Canada Auto Trust
2.15%, 10/20/2021(2)	CAD	1,466,157	1,129,012
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033(2)		$2,875,005	2,932,251
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023		1,300,000	1,316,109
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025		2,050,000	2,120,264
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023		3,135,000	3,138,258
2.05%, 08/15/2023		12,515,000	12,533,785
2.43%, 01/15/2025		8,440,000	8,543,832
2.06%, 08/15/2028		5,365,000	5,262,467
Capitalsource Real Estate Loan Trust
2.67% (3 Month LIBOR USD + 0.39%), 01/20/2037(1)(2)		1,088,129	1,063,872
2.93% (3 Month LIBOR USD + 0.65%), 01/20/2037(1)(2)		3,400,000	3,224,448
3.03% (3 Month LIBOR USD + 0.75%), 01/20/2037(1)(2)		1,200,000	1,105,301
3.13% (3 Month LIBOR USD + 0.85%), 01/20/2037(1)(2)		700,000	540,470
Carlyle Global Market Strategies CLO 2015-3 Ltd.
2.94% (3 Month LIBOR USD + 1.00%), 07/28/2028(1)(2)		11,615,000	11,611,643
Carlyle Global Market Strategies Euro CLO 2016-2 DAC
0.87% (3 Month EURIBOR + 0.87%), 01/18/2030(1)(2)	EUR	3,900,000	4,374,149
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025		$2,055,000	2,090,745
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026		1,120,000	1,121,301
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042		914,343	926,648
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043(2)		6,107,229	6,204,783
CBAM 2019-9 Ltd.
3.28% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030(1)(2)		9,410,000	9,406,556
CCG Receivables Trust 2017-1
1.84%, 11/14/2023(2)		136,159	136,063
Cent CLO 24 Ltd.
3.07% (3 Month LIBOR USD + 1.07%), 10/15/2026(1)(2)		19,150,000	19,136,710
Centex Home Equity Loan Trust 2005-B
2.44% (1 Month LIBOR USD + 0.65%, 0.43% Floor), 03/25/2035(1)		5,182,714	5,140,848
Chase Issuance Trust
1.84%, 04/15/2022		4,085,000	4,084,057
CHEC Loan Trust 2004-2
2.43% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034(1)		1,210,831	1,205,287
CIFC Funding 2015-IV Ltd.
3.12% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027(1)(2)		3,920,000	3,920,886
CIFC Funding 2015-V Ltd.
2.80% (3 Month LIBOR USD + 0.86%), 10/25/2027(1)(2)		2,990,000	2,981,084
Citibank Credit Card Issuance Trust
1.92%, 04/07/2022		12,310,000	12,309,339
1.86%, 08/08/2022		2,060,000	2,059,879
Citigroup Mortgage Loan Trust 2007-AHL1
1.93% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036(1)		3,066,549	3,048,695
Citigroup Mortgage Loan Trust, Inc.
2.42% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035(1)		2,698,772	2,659,968
2.69% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035(1)		7,900,000	7,772,172
2.39% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035(1)		14,327,000	12,684,490
CNH Equipment Trust 2017-C
2.54%, 05/15/2025		60,000	60,509

Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047(2)	11,778,000	12,077,431
Cole Park CLO Ltd. 2015-1
3.02% (3 Month LIBOR USD + 1.05%), 10/20/2028(1)(2)	6,820,000	6,816,665
College Ave Student Loans 2018-A LLC
2.99% (1 Month LIBOR USD + 1.20%), 12/26/2047(1)(2)	2,363,689	2,315,431
4.13%, 12/26/2047(2)	3,223,213	3,338,933
College Avenue Student Loans LLC
3.44% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046(1)(2)	4,996,531	4,986,336
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047(2)	725,000	728,350
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029(4)	13,058,516	5,331,062
7.97%, 05/01/2032	734,816	290,624
8.31%, 05/01/2032(4)	8,514,713	3,511,280
Conseco Financial Corp.
7.70%, 05/15/2027	7,637,218	7,353,565
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	159,127	161,947
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051(2)	1,749,592	1,804,401
Corevest American Finance 2019-3 Trust
2.71%, 10/15/2052(2)	2,766,560	2,764,021
3.16%, 10/15/2052(2)	1,470,000	1,459,522
Countrywide Asset-Backed Certificates
2.04% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036(1)	990,000	928,836
2.03% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036(1)	2,818,758	2,657,513
2.18% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036(1)	1,000,000	904,898
2.21% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036(1)	2,000,000	1,900,234
1.96% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037(1)	4,456,045	4,173,974
1.97% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047(1)	42,645,524	40,853,367
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022(2)	1,985,000	2,021,753
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023(2)	1,530,000	1,551,842
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023(2)	645,000	653,887
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024(2)	1,715,000	1,763,600
CPS Auto Receivables Trust 2019-A
4.35%, 12/16/2024(2)	1,970,000	2,034,012
CPS Auto Receivables Trust 2019-D
2.72%, 09/15/2025(2)	2,550,000	2,538,185
CPS Auto Trust
4.53%, 01/17/2023(2)	1,465,000	1,486,943
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026(2)	1,980,000	2,007,912
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027(2)	2,255,000	2,298,100
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027(2)	3,045,000	3,143,356
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027(2)	3,110,000	3,200,894
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028(2)	9,810,000	10,129,822
CVS Pass-Through Trust
6.94%, 01/10/2030	1,021,538	1,195,597
CWABS Asset-Backed Certificates Trust 2007-12
2.53% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047(1)	6,091,038	6,020,030
CWABS Revolving Home Equity Loan Trust Series 2004-T
1.98% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030(1)	8,584,313	8,438,397

DB Master Finance LLC
4.03%, 11/20/2047(2)		1,582,700	1,619,545
4.35%, 05/20/2049(2)		3,303,400	3,422,421
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023		1,571,755	1,651,916
Denali Capital CLO X LLC
2.99% (3 Month LIBOR USD + 1.05%), 10/26/2027(1)(2)		6,500,000	6,492,902
Discover Card Execution Note Trust
1.90%, 10/17/2022		11,715,000	11,716,409
3.11%, 01/16/2024		8,520,000	8,683,377
Domino’s Pizza Master Issuer LLC
4.12%, 07/25/2047(2)		3,283,000	3,400,663
4.12%, 07/25/2048(2)		1,639,250	1,685,837
4.33%, 07/25/2048(2)		2,458,875	2,560,795
3.67%, 10/25/2049(2)		2,025,000	2,025,344
Drive Auto Receivables Trust
4.30%, 09/16/2024		3,195,000	3,273,730
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024		1,715,000	1,749,346
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026		2,685,000	2,772,004
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026		3,590,000	3,695,254
Driven Brands Funding LLC
4.74%, 04/20/2048(2)		1,374,075	1,424,586
4.64%, 04/20/2049(2)		4,411,663	4,561,262
Dryden 30 Senior Loan Fund
2.73% (3 Month LIBOR USD + 0.82%), 11/15/2028(1)(2)		1,200,000	1,196,978
Dryden 35 EURO CLO 2014 BV
0.62% (6 Month EURIBOR + 0.95%), 05/17/2027(1)(2)(5)	EUR	8,983,279	10,071,506
Dryden 46 Euro CLO 2016 BV
0.88% (3 Month EURIBOR + 0.88%), 01/15/2030(1)(2)		3,700,000	4,139,470
Dryden 71 CLO Ltd.
3.15% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/15/2029(1)(2)		$11,500,000	11,494,284
Dryden XXVI Senior Loan Fund
2.90% (3 Month LIBOR USD + 0.90%), 04/15/2029(1)(2)		4,500,000	4,493,839
DT Auto Owner Trust 2017-2
3.89%, 01/15/2023(2)		4,501,223	4,532,748
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024(2)		1,435,000	1,470,964
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025(2)		1,635,000	1,635,199
Eaton Vance CLO 2013-1 Ltd.
3.85% (3 Month LIBOR USD + 1.85%), 01/15/2028(1)(2)		6,855,000	6,848,186
ECAF I Ltd.
3.47%, 06/15/2040(2)		664,663	664,565
ECMC Group Student Loan Trust
2.79% (1 Month LIBOR USD + 1.00%), 07/25/2069(1)(2)		1,161,569	1,154,908
ECMC Group Student Loan Trust 2017-2
2.84% (1 Month LIBOR USD + 1.05%), 05/25/2067(1)(2)		8,569,197	8,534,671
ELFI Graduate Loan Program 2019-A LLC
2.54%, 03/25/2044(2)		5,902,767	5,823,931
Ellington Loan Acquisition Trust 2007-1
2.89% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037(1)(2)		1,018,685	1,017,330
Enterprise Fleet Financing LLC
2.04%, 02/22/2022(2)		1,426,817	1,426,254
1.97%, 01/20/2023(2)		197,063	196,987
Euro Galaxy III CLO BV
0.75% (3 Month EURIBOR + 0.75%), 01/17/2031(1)(2)	EUR	600,000	669,864
Exeter Automobile Receivables Trust 2018-1

3.53%, 11/15/2023(2)		$3,640,000	3,693,839
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033(2)	CAD	9,840,000	7,612,767
Fieldstone Mortgage Investment Trust Series 2005-1
2.92% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035(1)		$4,281,336	4,152,692
Fieldstone Mortgage Investment Trust Series 2006-3
1.85% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036(1)		7,956,143	7,287,216
First Franklin Mortgage Loan Trust 2004-FF7
3.97% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034(1)		854,074	860,608
First Franklin Mortgage Loan Trust 2006-FF16
2.00% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036(1)		6,800,257	3,946,235
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022(2)		850,000	857,025
First Investors Auto Owner Trust 2017-2
3.56%, 09/15/2023(2)		975,000	986,665
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024(2)		605,000	617,638
Five Guys Funding LLC
4.60%, 07/25/2047(2)		4,198,275	4,353,653
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022(2)		810,000	824,509
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023(2)		260,000	266,940
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024(2)		1,285,000	1,311,568
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024(2)		1,580,000	1,635,537
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025(2)		2,235,000	2,217,552
Flatiron CLO 2015-1 Ltd.
2.89% (3 Month LIBOR USD + 0.89%), 04/15/2027(1)(2)		4,322,432	4,320,819
Ford Auto Securitization Trust
2.20%, 03/15/2021(2)	CAD	5,304,502	4,085,392
2.55%, 09/15/2024(2)		5,725,000	4,426,928
2.47%, 02/15/2025(2)		4,925,000	3,796,219
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021		$247,972	247,803
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021		2,019,614	2,017,625
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022		1,007,706	1,008,174
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023		8,225,000	8,407,575
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(2)		9,385,000	9,845,827
Fremont Home Loan Trust 2004-C
2.77% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 08/25/2034(1)		5,209,087	5,129,905
Fremont Home Loan Trust 2005-2
2.54% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 06/25/2035(1)		5,175,000	5,156,365
Fremont Home Loan Trust 2005-C
2.72% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035(1)		6,220,773	5,740,778
Galaxy XXIX CLO Ltd.
3.31% (3 Month LIBOR USD + 1.40%), 11/15/2026(1)(2)		985,000	984,059
Gallatin CLO IX 2018-1 Ltd.
3.02% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028(1)(2)		11,900,000	11,876,938
GCAT 2019-3 LLC
3.35%, 10/25/2049(2)(3)		3,848,781	3,843,921
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023(2)		16,078,251	16,085,092

GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021	3,500,000	3,516,907
GM Financial Automobile Leasing Trust 2019-4
1.75%, 07/16/2024	5,540,000	5,506,894
2.04%, 02/18/2025	2,645,000	2,617,105
GM Financial Consumer Automobile 2017-1
2.45%, 07/17/2023(2)	100,000	100,265
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022(2)	5,108,407	5,109,431
2.33%, 03/16/2023(2)	155,000	155,396
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022	4,300,000	4,335,647
3.31%, 12/18/2023	1,615,000	1,643,042
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023	4,420,000	4,473,917
GMF Floorplan Owner Revolving Trust
3.06%, 04/15/2024(2)	3,180,000	3,226,397
3.30%, 04/15/2026(2)	6,875,000	6,992,160
GoldenTree Loan Opportunities IX Ltd.
3.04% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029(1)(2)	11,000,000	10,995,270
Golub Capital Partners CLO 39B Ltd.
3.12% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028(1)(2)	5,295,000	5,292,432
GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.99%, 06/17/2024(2)	1,685,000	1,702,648
Greystone Commercial Real Estate Notes
3.44% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037(1)(2)	1,900,000	1,898,822
GSAMP Trust 2005-AHL
2.77% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035(1)	6,327,867	6,250,915
GSAMP Trust 2007-FM2
1.85% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037(1)	2,076,430	1,372,881
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.05% (3 Month LIBOR USD + 1.10%), 10/22/2025(1)(2)	689,657	689,438
Hardee’s Funding LLC
4.25%, 06/20/2048(2)	8,280,188	8,328,213
4.96%, 06/20/2048(2)	4,256,125	4,356,655
Harley Marine Financing LLC
5.68%, 05/15/2043(2)	946,973	825,326
Harvest SBA Loan Trust 2018-1
3.96% (1 Month LIBOR USD + 2.25%), 08/25/2044(1)(2)	9,338,709	9,320,510
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(2)	186,958	187,664
2.96%, 12/26/2028(2)	84,981	85,272
Home Equity Asset Trust 2006-3
1.99% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036(1)	2,018,953	2,017,541
Home Equity Asset Trust 2007-1
1.90% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037(1)	4,734,526	4,723,587
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039(2)	1,416,258	1,398,320
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039(2)	1,288,671	1,262,897
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	5,453,197	5,456,272
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022	4,178,170	4,195,581
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022	10,095,000	10,196,320
Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038(2)	5,092,045	5,224,673
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039(2)	1,389,006	1,386,600

HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029(2)	970,000	969,475
Invitation Homes 2018-SFR1 Trust
3.74% (1 Month LIBOR USD + 2.00%), 03/17/2037(1)(2)	2,811,616	2,814,306
Invitation Homes 2018-SFR2 Trust
3.74% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037(1)(2)	5,355,000	5,368,319
Invitation Homes 2018-SFR3 Trust
3.74% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037(1)(2)	2,645,000	2,653,282
Invitation Homes 2018-SFR4 Trust
3.39% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038(1)(2)	615,000	617,299
Jack In The Box Funding LLC
3.98%, 08/25/2049(2)	5,030,000	5,067,071
Jamestown CLO IV Ltd.
2.69% (3 Month LIBOR USD + 0.69%), 07/15/2026(1)(2)	5,180,908	5,178,359
Jimmy Johns Funding LLC
3.61%, 07/30/2047(2)	395,888	396,533
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.22% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035(1)	7,044,106	6,312,002
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.15% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036(1)	8,467,499	7,483,438
JP Morgan Mortgage Acquisition Trust 2006-WMC4
1.91% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036(1)	24,490,252	15,254,988
1.94% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)	22,304,419	13,975,402
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037(1)	29,750,000	29,079,997
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038(2)	3,338,404	3,390,913
KKR CLO 13 Ltd.
2.80% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028(1)(2)	2,745,000	2,728,859
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059(2)(3)	2,752,177	2,773,834
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(2)(3)	235,519	236,519
Lehman XS Trust 2007-6
2.00% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 05/25/2037(1)	13,355,548	11,251,192
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026(2)	1,655,000	1,676,297
LoanCore 2019-CRE2 Issuer Ltd.
2.87% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036(1)(2)	3,600,000	3,597,750
Long Beach Mortgage Loan Trust 2005-WL2
2.57% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 08/25/2035(1)	10,000,000	9,921,264
LP Credit Card ABS Master Trust
3.82% (1 Month LIBOR USD + 1.55%), 08/20/2024(1)(2)	5,032,117	4,975,022
Madison Park Funding XVIII Ltd.
3.16% (3 Month LIBOR USD + 1.19%), 10/21/2030(1)(2)	4,815,000	4,812,544
Madison Park Funding XXXIII Ltd.
3.17% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032(1)(2)	4,180,000	4,179,411
Madison Park Funding XXXVII Ltd.
3.60% (3 Month LIBOR USD + 1.30%), 07/15/2032(1)(2)	2,965,000	2,966,613
Magnetite XVI Ltd.
3.20% (3 Month LIBOR USD + 1.20%), 01/18/2028(1)(2)	2,760,000	2,746,084
Magnetite XXI Ltd.
3.25% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030(1)(2)	6,500,000	6,501,541
MAPS 2018-1 Ltd.
4.21%, 05/15/2043(2)	6,752,091	6,869,111
MAPS 2019-1 Ltd.
4.46%, 03/15/2044(2)	1,733,499	1,783,429
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030(2)	5,575,000	5,685,731
Marlette Funding Trust 2018-3
3.20%, 09/15/2028(2)	662,139	663,424

Marlette Funding Trust 2018-4
3.71%, 12/15/2028(2)	366,917	369,552
Marlette Funding Trust 2019-1
3.44%, 04/16/2029(2)	10,464,496	10,540,139
Marlette Funding Trust 2019-2
3.13%, 07/16/2029(2)	5,288,993	5,322,669
Marlette Funding Trust 2019-4
2.39%, 12/17/2029(2)	3,256,710	3,258,839
MASTR Asset Backed Securities Trust 2004-WMC1
2.57% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034(1)	1,715,145	1,719,332
MASTR Specialized Loan Trust
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036(1)(2)	927,381	915,812
Merlin Aviation Holdings DAC
4.50%, 12/15/2032(2)(3)	257,006	256,701
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.03% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037(1)	2,803,030	2,083,995
METAL 2017-1 LLC
4.58%, 10/15/2042(2)	4,027,933	4,059,540
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057(2)(4)	219,465	219,031
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059(2)(4)	475,250	476,478
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062(2)(4)	5,084,925	5,163,580
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058(2)(4)	2,632,460	2,695,558
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025(2)	1,180,000	1,209,588
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
2.72% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035(1)	1,568,504	1,515,687
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
1.92% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036(1)	683,374	653,891
Morgan Stanley Capital I, Inc. Trust 2006-HE1
2.08% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036(1)	2,295,131	2,271,214
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036(3)	14,305,803	6,048,834
Morgan Stanley Mortgage Loan Trust 2007-8XS
2.32% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037(1)	24,089,932	11,880,152
2.33% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037(1)	2,326,226	1,147,169
Mountain View CLO 2014-1 Ltd.
2.80% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026(1)(2)	8,238,016	8,238,321
Mountain View CLO X Ltd.
2.82% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027(1)(2)	1,300,000	1,296,974
MVW Owner Trust 2015-1
2.52%, 12/20/2032(2)	412,261	411,985
MVW Owner Trust 2017-1
2.75%, 12/20/2034(2)	107,024	106,954
National Collegiate Student Loan Trust 2004-2
2.27% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033(1)	8,529,343	8,384,221
National Collegiate Student Loan Trust 2005-3
2.00% (1 Month LIBOR USD + 0.29%), 10/25/2033(1)(2)	12,868,293	12,423,636
National Collegiate Student Loan Trust 2007-1
2.03% (1 Month LIBOR USD + 0.24%), 07/25/2030(1)	2,111,263	2,101,406
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058(2)	660,000	661,475
3.91%, 12/16/2058(2)	440,000	450,430
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059(2)	2,115,000	2,177,608
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(2)	1,215,000	1,233,787

Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(2)		1,870,000	1,878,538
Navient Private Education Refi Loan Trust 2019-F
2.60%, 08/15/2068(2)		6,965,000	6,949,024
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068(2)		2,355,000	2,339,179
Navient Student Loan Trust 2014-2
2.43% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083(1)		758,578	738,716
Navient Student Loan Trust 2014-3
2.41% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083(1)		295,452	288,481
Navient Student Loan Trust 2016-1
2.41% (1 Month LIBOR USD + 0.70%), 02/25/2070(1)(2)		3,072,730	3,026,531
Navient Student Loan Trust 2016-2
3.29% (1 Month LIBOR USD + 1.50%), 06/25/2065(1)(2)		6,200,000	6,328,132
Navient Student Loan Trust 2017-1
2.94% (1 Month LIBOR USD + 1.15%), 07/26/2066(1)(2)		4,730,000	4,733,229
Navient Student Loan Trust 2017-3
2.84% (1 Month LIBOR USD + 1.05%), 07/26/2066(1)(2)		5,000,000	4,960,864
Navient Student Loan Trust 2018-2
2.46% (1 Month LIBOR USD + 0.75%), 03/25/2067(1)(2)		15,000,000	14,767,431
Navient Student Loan Trust 2018-4
2.04% (1 Month LIBOR USD + 0.25%), 06/27/2067(1)(2)		1,803,566	1,799,559
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(2)		2,790,000	2,887,591
Nelnet Student Loan Trust 2014-2
2.64% (1 Month LIBOR USD + 0.85%), 07/27/2037(1)(2)		4,250,000	4,201,507
Nelnet Student Loan Trust 2019-4
2.66% (1 Month LIBOR USD + 0.87%, 0.87% Floor), 09/26/2067(1)(2)		13,592,730	13,513,406
Neuberger Berman CLO XIX Ltd.
3.15% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027(1)(2)		3,010,000	2,964,621
New Century Home Equity Loan Trust 2005-1
2.47% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035(1)		13,869,666	13,886,785
New Century Home Equity Loan Trust 2005-3
2.56% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035(1)		4,728,600	4,737,220
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021		1,524,515	1,523,142
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022		6,104,514	6,110,719
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022		3,192,434	3,206,112
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023		5,415,000	5,487,854
Nissan Auto Receivables 2019-C Owner Trust
1.93%, 07/15/2024		3,320,000	3,320,159
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.20% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036(1)		4,292,748	4,287,702
OAK Hill European Credit Partners V Designated Activity Co
0.72% (3 Month EURIBOR + 0.72%), 02/21/2030(1)(2)	EUR	34,900,000	39,069,074
Ocean Trails CLO VI
3.15% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2028(1)(2)		$500,000	499,747
OCP CLO 2014-7 Ltd.
3.09% (3 Month LIBOR USD + 1.12%), 07/20/2029(1)(2)		14,635,000	14,600,915
Octagon Investment Partners XXIII Ltd.
2.85% (3 Month LIBOR USD + 0.85%), 07/15/2027(1)(2)		3,235,000	3,230,170
3.20% (3 Month LIBOR USD + 1.20%), 07/15/2027(1)(2)		1,685,000	1,652,540
OFSI Fund VII Ltd.
2.90% (3 Month LIBOR USD + 0.90%), 10/18/2026(1)(2)		2,254,416	2,251,188
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028(2)		710,000	713,210
OneMain Financial Issuance Trust 2016-1

4.57%, 02/20/2029(2)		1,125,000	1,132,570
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032(2)		1,645,000	1,648,594
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029(2)		1,220,000	1,236,127
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031(2)		3,360,000	3,476,438
Option One Mortgage Loan Trust 2005-2
2.45% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035(1)		578,560	579,164
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
2.23% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035(1)		3,265,890	3,268,649
Option One Mortgage Loan Trust 2006-1
2.01% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(1)		6,387,933	6,352,738
2.09% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 01/25/2036(1)		17,264,521	17,228,619
Option One Mortgage Loan Trust 2006-3
1.93% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037(1)		21,537,925	16,360,869
OSCAR US Funding Trust V
2.99%, 12/15/2023(2)		486,491	488,739
Oscar US Funding XI LLC
2.37%, 08/10/2020(2)		41,848	41,850
2.49%, 08/10/2022(2)		800,000	801,388
OZLM VII Ltd.
3.01% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029(1)(2)		7,365,000	7,322,880
OZLM VIII Ltd.
3.17% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029(1)(2)		2,915,000	2,912,575
3.80% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029(1)(2)		2,955,000	2,952,010
Ozlme BV
0.82% (3 Month EURIBOR + 0.82%), 01/18/2030(1)(2)	EUR	1,200,000	1,330,348
Palmer Square CLO 2015-1 Ltd.
4.14% (3 Month LIBOR USD + 2.25%), 05/21/2029(1)(2)		$4,975,000	4,964,911
Palmer Square Loan Funding 2018-4 Ltd.
2.81% (3 Month LIBOR USD + 0.90%), 11/15/2026(1)(2)		569,908	569,651
Palmer Square Loan Funding 2019-4 Ltd.
2.84% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027(1)(2)		1,800,000	1,799,336
Penarth Master Issuer Plc
2.19% (1 Month LIBOR USD + 0.45%), 09/18/2022(1)(2)		4,725,000	4,724,999
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048(2)		10,191,000	10,360,374
4.67%, 09/05/2048(2)		1,392,375	1,448,488
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024(2)		2,765,000	2,833,070
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032(2)		635,000	634,271
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035(2)		1,500,000	1,534,217
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035(2)		1,190,000	1,214,820
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036(2)		2,165,000	2,196,618
Progress Residential 2019-SFR4 Trust
3.14%, 10/17/2036(2)		1,915,000	1,902,195
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024(2)		1,341,020	1,343,631
PRPM 2019-3 LLC
3.35%, 07/25/2024(2)(3)		1,611,696	1,613,583
PRPM LLC
3.35%, 11/25/2024(2)(3)		2,810,000	2,809,969
RASC Series 2005-KS10 Trust
2.23% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035(1)		10,928,539	10,909,271
RASC Series 2006-KS9 Trust

1.95% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036(1)	4,831,379	4,775,662
RASC Series 2007-KS3 Trust
2.13% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037(1)	31,155,046	30,246,499
RMF Buyout Issuance Trust 2018-1
3.44%, 11/25/2028(2)(4)	4,606,539	4,608,063
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	552,185	553,141
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	147,639	147,983
Santander Drive Auto Receivables Trust 2017-1
2.58%, 05/16/2022	138,446	138,545
Santander Drive Auto Receivables Trust 2018-2
3.88%, 02/15/2024	1,160,000	1,187,682
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,868,861
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025	3,390,000	3,468,397
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,155,660
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025	11,435,000	11,709,581
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025	4,095,000	4,078,179
Santander Retail Auto Lease Trust 2017-A
2.96%, 11/21/2022(2)	1,000,000	1,003,902
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024(2)	6,610,000	6,625,376
Saxon Asset Securities Trust 2007-3
2.10% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2037(1)	29,472,843	28,231,962
Securitized Asset Backed Receivables LLC Trust 2004-OP1
2.56% (1 Month LIBOR USD + 0.77%, 0.51% Floor), 02/25/2034(1)	5,998,225	5,963,740
Securitized Asset Backed Receivables LLC Trust 2006-CB5
1.93% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036(1)	5,460,009	4,176,696
Shackleton 2016-IX CLO Ltd.
3.10% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028(1)(2)	1,500,000	1,498,442
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032(2)	184,608	184,527
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033(2)	167,565	167,138
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036(2)	2,145,339	2,164,024
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034(2)	114,834	115,630
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042(2)	14,580,727	14,584,760
SLC Student Loan Trust 2005-2
2.05% (3 Month LIBOR USD + 0.16%), 12/15/2039(1)	4,900,000	4,631,583
SLC Student Loan Trust 2005-3
2.04% (3 Month LIBOR USD + 0.15%), 12/15/2039(1)	5,000,000	4,669,409
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033(4)	2,954,000	2,929,910
SLM Student Loan Trust 2003-7
3.09% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033(1)(2)	9,542,368	9,413,830
SLM Student Loan Trust 2004-3
2.49% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064(1)(2)	17,400,000	17,095,213
SLM Student Loan Trust 2005-4
2.11% (3 Month LIBOR USD + 0.17%), 07/25/2040(1)	11,000,000	10,226,271
SLM Student Loan Trust 2006-2
2.11% (3 Month LIBOR USD + 0.17%), 01/25/2041(1)	3,795,449	3,618,047
SLM Student Loan Trust 2007-2

2.11% (3 Month LIBOR USD + 0.17%), 07/25/2025(1)	6,950,000	6,181,247
SLM Student Loan Trust 2007-3
2.00% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022(1)	3,681,219	3,575,318
SLM Student Loan Trust 2007-7
2.27% (3 Month LIBOR USD + 0.33%), 01/25/2022(1)	2,680,566	2,603,337
SLM Student Loan Trust 2008-2
2.69% (3 Month LIBOR USD + 0.75%), 04/25/2023(1)	8,742,681	8,579,030
SLM Student Loan Trust 2008-5
3.64% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023(1)	4,678,454	4,709,703
3.79% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073(1)	7,350,000	7,219,973
SLM Student Loan Trust 2008-6
3.04% (3 Month LIBOR USD + 1.10%), 07/25/2023(1)	13,488,564	13,396,926
SLM Student Loan Trust 2008-7
2.84% (3 Month LIBOR USD + 0.90%), 07/25/2023(1)	10,589,187	10,448,397
SLM Student Loan Trust 2009-3
2.54% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045(1)(2)	2,102,440	2,062,875
SLM Student Loan Trust 2012-1
2.74% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028(1)	12,722,637	12,495,067
SLM Student Loan Trust 2012-2
2.49% (1 Month LIBOR USD + 0.70%), 01/25/2029(1)	14,833,992	14,450,204
SLM Student Loan Trust 2012-7
2.44% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026(1)	4,994,752	4,824,692
3.59% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043(1)	2,220,000	2,110,677
SLM Student Loan Trust 2014-1
2.39% (1 Month LIBOR USD + 0.60%), 02/26/2029(1)	3,153,998	3,049,834
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	338,570	338,305
2.05%, 12/14/2022	2,370,000	2,363,741
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026(2)	210,471	211,497
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027(2)	153,861	154,585
3.49% (1 Month LIBOR USD + 1.75%), 05/17/2032(1)(2)	1,685,000	1,718,660
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043(2)	1,295,000	1,314,326
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031(2)	317,240	317,893
SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032(2)	1,772,608	1,761,945
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034(2)	552,599	550,582
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034(2)	1,532,555	1,537,999
SMB Private Education Loan Trust 2018-B
2.46% (1 Month LIBOR USD + 0.72%), 01/15/2037(1)(2)	2,030,000	2,014,558
3.60%, 01/15/2037(2)	6,155,000	6,322,350
4.00%, 07/15/2042(2)	285,000	294,796
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035(2)	6,835,000	7,106,824
4.00%, 11/17/2042(2)	770,000	791,328
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036(2)	2,190,000	2,222,867
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037(2)	7,675,000	7,701,635
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026(2)	3,268,898	3,280,178
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026(2)	3,866,988	3,873,081
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026(2)	1,765,000	1,795,498

SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027(2)		2,210,000	2,250,441
SoFi Consumer Loan Program 2018-3 Trust
3.20%, 08/25/2027(2)		796,291	797,517
4.02%, 08/25/2027(2)		1,375,000	1,410,310
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027(2)		2,745,000	2,835,095
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028(2)		5,690,000	5,816,213
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028(2)		7,569,378	7,617,713
3.46%, 04/25/2028(2)		3,145,000	3,197,010
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028(2)		5,965,000	6,056,058
SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036(2)		290,068	291,825
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036(2)		316,838	320,054
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037(2)		704,554	715,051
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037(2)		195,000	199,985
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037(2)(4)		310,000	310,868
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039(2)(4)		490,000	492,127
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040(2)(4)		1,600,000	1,624,679
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040(2)(4)		165,000	174,162
SoFi Professional Loan Program 2017-C LLC
2.39% (1 Month LIBOR USD + 0.60%), 07/25/2040(1)(2)		2,785,433	2,776,280
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040(2)		695,000	710,685
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041(2)		1,405,000	1,429,823
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048(2)		1,875,000	1,918,438
SoFi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048(2)		6,025,193	6,057,783
3.60%, 02/25/2048(2)		5,525,000	5,674,802
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(2)		3,980,000	3,903,152
Sound Point Clo XIV Ltd.
3.08% (3 Month LIBOR USD + 1.15%), 01/23/2029(1)(2)		3,400,000	3,396,522
Southwick Park CLO LLC
3.47% (3 Month LIBOR USD + 1.30%), 07/20/2032(1)(2)		11,400,000	11,394,061
SpringCastle Funding Asset-Backed Notes 2019-A
3.20%, 05/27/2036(2)		11,734,316	11,772,327
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(2)		7,900,000	7,903,935
3.86%, 07/15/2030(2)		1,270,000	1,278,368
Sprite 2017-1 Ltd.
4.25%, 12/15/2037(2)		968,533	989,212
St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%), 08/20/2030(1)(2)	EUR	38,000,000	42,604,523
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044(2)		$7,382,958	7,725,518
Structured Adjustable Rate Mortgage Loan Trust
4.08%, 02/25/2035(4)		7,130,342	7,247,759

Structured Asset Mortgage Investments II Trust 2007-AR3
1.98% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047(1)		12,736,574	12,180,689
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
2.79% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037(1)		593,951	595,770
STWD 2019-FL1 Ltd.
2.82% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 07/15/2038(1)(2)		3,600,000	3,597,916
Symphony CLO XVII Ltd.
2.88% (3 Month LIBOR USD + 0.88%), 04/15/2028(1)(2)		4,030,000	4,021,686
Synchrony Credit Card Master Note Trust
2.56%, 06/15/2023		1,205,000	1,204,652
2.62%, 09/15/2023		650,000	650,688
3.36%, 03/15/2024		2,835,000	2,851,261
Taco Bell Funding LLC
4.32%, 11/25/2048(2)		11,370,150	11,633,710
TCI-Flatiron CLO 2016-1 Ltd.
3.22% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 07/17/2028(1)(2)		1,800,000	1,799,188
THL Credit Wind River 2016-1 CLO Ltd.
3.64% (3 Month LIBOR USD + 1.65%), 07/15/2028(1)(2)		1,320,000	1,315,975
4.09% (3 Month LIBOR USD + 2.10%), 07/15/2028(1)(2)		1,395,000	1,382,788
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%), 12/07/2029(1)(2)	EUR	2,300,000	2,579,113
Towd Point Mortgage Trust
2.50%, 11/25/2060(2)(4)		$1,991,004	1,985,612
Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054(2)(4)		128,829	128,997
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055(2)(4)		170,074	169,868
3.75%, 04/25/2055(2)(4)		960,000	994,458
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055(2)(4)		177,009	176,865
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055(2)(4)		758,129	758,430
3.00%, 02/25/2055(2)(4)		228,170	228,612
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055(2)(4)		161,297	161,910
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056(2)(4)		236,233	235,622
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056(2)(4)		506,834	503,734
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056(2)(4)		1,767,006	1,766,683
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056(2)(4)		427,521	430,330
3.75%, 10/25/2056(2)(4)		6,315,000	6,526,729
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(2)(4)		198,502	199,773
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057(2)(4)		1,181,032	1,185,374
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057(2)(4)		9,745,976	9,799,525
3.25%, 06/25/2057(2)(4)		2,465,000	2,460,433
Towd Point Mortgage Trust 2017-5
2.39% (1 Month LIBOR USD + 0.60%), 02/25/2057(1)(2)		596,749	595,275
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(2)(4)		1,529,847	1,538,536
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058(2)(4)		6,613,990	6,725,220
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058(2)(4)		6,762,081	6,992,666
Towd Point Mortgage Trust 2018-SJ1

4.00%, 10/25/2058(2)(4)	3,290,692	3,313,687
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(2)(4)	4,979,782	5,167,175
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058(2)(4)	652,132	655,031
Towd Point Mortgage Trust 2019-SJ3
3.00%, 11/25/2059(2)(4)	7,400,000	7,412,180
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	5,881,459	5,877,952
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	3,237,588	3,235,107
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,752,269	2,759,447
Toyota Auto Receivables 2018-C Owner Trust
3.02%, 12/15/2022	15,145,000	15,368,010
Tralee CLO V Ltd.
3.08% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028(1)(2)	2,000,000	1,999,090
Tricon American Homes 2017-SFR2 Trust
2.93%, 01/17/2036(2)	4,252,935	4,280,811
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038(2)	1,270,000	1,261,815
Upstart Securitization Trust 2019-2
2.90%, 09/20/2029(2)	503,410	504,782
Upstart Securitization Trust 2019-3
2.68%, 01/21/2030(2)	7,100,000	7,094,448
Venture Xxv Clo Ltd.
2.99% (3 Month LIBOR USD + 1.23%), 04/20/2029(1)(2)	25,570,000	25,558,366
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049(2)(3)	1,780,918	1,790,057
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(2)(3)	6,348,949	6,345,778
Vericrest Opportunity Loan Trust 2019-NPL8
3.28%, 11/25/2049(2)(3)	6,622,676	6,606,413
Verizon Owner Trust 2016-2
2.36%, 05/20/2021(2)	1,245,000	1,245,089
Verizon Owner Trust 2017-3
2.53%, 04/20/2022(2)	1,360,000	1,362,594
Verizon Owner Trust 2018-1
3.20%, 09/20/2022(2)	1,105,000	1,120,824
Volt LXXII LLC
4.21%, 10/26/2048(2)(3)	3,891,209	3,886,867
Volt LXXV LLC
4.34%, 01/25/2049(2)(3)	2,228,246	2,241,433
VOLT LXXXIII LLC
3.33%, 11/26/2049(2)(3)	2,472,084	2,470,592
Voya CLO 2014-3 Ltd.
2.66% (3 Month LIBOR USD + 0.72%), 07/25/2026(1)(2)	739,061	737,871
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.03%, 02/25/2037(4)	10,168,653	10,001,053
WAVE 2017-1 Trust
3.84%, 11/15/2042(2)	2,278,478	2,291,029
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024(2)	1,540,000	1,575,272
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023(2)	1,215,000	1,242,518
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024(2)	6,545,000	6,668,553
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048(2)	947,838	975,647
World Omni Select Auto Trust 2019-A

2.17%, 12/15/2025	4,785,000	4,751,998
Zais CLO 1 Ltd.
3.15% (3 Month LIBOR USD + 1.15%), 04/15/2028(1)(2)	14,900,000	14,879,602

Total Asset-Backed Obligations (Cost: $2,307,977,466)		2,304,401,800

Corporate Bonds – 31.13%
Basic Materials – 0.91%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/2028	4,800,000	4,681,679
Anglo American Capital Plc
4.13%, 09/27/2022(2)	3,883,000	4,037,100
4.75%, 04/10/2027(2)	985,000	1,076,285
4.50%, 03/15/2028(2)	16,035,000	17,165,281
ArcelorMittal
3.60%, 07/16/2024	312,000	320,001
6.13%, 06/01/2025	565,000	648,548
4.55%, 03/11/2026	6,465,000	6,858,529
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	860,000	863,234
CF Industries, Inc.
4.50%, 12/01/2026(2)	5,145,000	5,592,614
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023	6,145,000	6,459,890
Corp. Nacional del Cobre de Chile
3.63%, 08/01/2027	300,000	311,916
DuPont de Nemours, Inc.
3.77%, 11/15/2020	6,165,000	6,250,114
Equate Petrochemical BV
3.00%, 03/03/2022	690,000	692,719
4.25%, 11/03/2026	6,910,000	7,385,007
First Quantum Minerals Ltd.
6.50%, 03/01/2024(2)	200,000	200,500
6.88%, 03/01/2026(2)	200,000	202,500
FMC Corp.
3.45%, 10/01/2029	1,850,000	1,910,112
4.50%, 10/01/2049	1,025,000	1,114,954
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)	1,170,000	1,223,552
Glencore Funding LLC
4.13%, 03/12/2024(2)	4,920,000	5,149,147
4.00%, 04/16/2025(2)	4,450,000	4,633,798
4.00%, 03/27/2027(2)	1,000,000	1,038,275
3.88%, 10/27/2027(2)	11,555,000	11,933,773
4.88%, 03/12/2029(2)	4,115,000	4,465,383
Huntsman International LLC
5.13%, 11/15/2022	1,797,000	1,918,538
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(2)	800,000	838,400
5.71%, 11/15/2023(2)	600,000	661,766
6.53%, 11/15/2028(2)	900,000	1,103,084
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048	7,265,000	8,224,011
Israel Chemicals Ltd.
6.38%, 05/31/2038(2)	10,200,000	12,139,734
LYB International Finance III LLC
4.20%, 10/15/2049	4,050,000	4,213,619
Minera Mexico SA de CV
4.50%, 01/26/2050(2)	3,650,000	3,713,875
Minmetals Bounteous Finance BVI Ltd.
3.50%, 07/30/2020	3,400,000	3,414,840

Newcrest Finance Pty Ltd.
4.45%, 11/15/2021(2)		1,800,000	1,864,537
Newmont Goldcorp Corp.
3.70%, 03/15/2023		3,270,000	3,417,424
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(2)		1,255,000	1,280,483
SASOL Financing USA LLC
5.88%, 03/27/2024		4,300,000	4,652,613
Solvay Finance America LLC
4.45%, 12/03/2025(2)		2,400,000	2,594,426
Suzano Austria GmbH
6.00%, 01/15/2029		5,035,000	5,676,962
5.00%, 01/15/2030		3,465,000	3,642,477
Syngenta Finance NV
3.70%, 04/24/2020(2)		2,350,000	2,357,388
3.93%, 04/23/2021(2)		7,942,000	8,075,743
4.44%, 04/24/2023(2)		200,000	208,743
4.89%, 04/24/2025(2)		550,000	588,224
5.18%, 04/24/2028(2)		500,000	538,284
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,524,766
6.88%, 11/21/2036		1,132,000	1,471,600
6.88%, 11/10/2039		316,000	411,590
Vale SA
3.75%, 01/10/2023	EUR	400,000	486,526
Westlake Chemical Corp.
3.60%, 08/15/2026		$1,925,000	1,993,646
1.63%, 07/17/2029	EUR	2,025,000	2,264,310

Total Basic Materials			173,492,520

Communications – 3.62%
Altice Financing SA
5.25%, 02/15/2023		16,785,000	19,221,987
6.63%, 02/15/2023(2)		$18,627,000	18,952,972
Altice France SA
7.38%, 05/01/2026(2)		1,400,000	1,503,096
5.88%, 02/01/2027(2)	EUR	1,900,000	2,397,634
8.13%, 02/01/2027(2)		$900,000	1,013,625
5.50%, 01/15/2028(2)		5,015,000	5,153,163
AT&T, Inc.
4.35%, 03/01/2029		1,392,000	1,546,560
5.25%, 03/01/2037		11,932,000	14,225,092
4.85%, 03/01/2039		10,680,000	12,289,088
4.80%, 06/15/2044		9,060,000	10,308,268
4.35%, 06/15/2045		9,496,000	10,222,069
4.75%, 05/15/2046		3,080,000	3,475,607
5.15%, 11/15/2046		3,055,000	3,647,866
4.50%, 03/09/2048		29,464,000	32,507,226
Axtel SAB de CV
6.38%, 11/14/2024		4,700,000	4,946,797
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	5,142,158
3.88%, 09/29/2023		11,655,000	12,144,678
4.38%, 03/29/2028		1,850,000	2,003,705
4.88%, 11/14/2028		770,000	869,543
C&W Senior Financing DAC
6.88%, 09/15/2027(2)		200,000	213,866
6.88%, 09/15/2027		300,000	320,799
CBS Corp.
2.50%, 02/15/2023		1,500,000	1,515,447

CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(2)	2,141,000	2,285,517
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	10,507,000	10,573,808
4.46%, 07/23/2022	9,852,000	10,351,376
3.56% (3 Month LIBOR USD + 1.65%), 02/01/2024(1)	426,000	438,212
4.50%, 02/01/2024	3,510,000	3,774,686
4.91%, 07/23/2025	11,997,000	13,205,782
6.48%, 10/23/2045	2,015,000	2,512,867
5.75%, 04/01/2048	4,575,000	5,328,375
4.80%, 03/01/2050	5,495,000	5,774,345
Cisco Systems, Inc.
4.45%, 01/15/2020	2,125,000	2,126,827
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024(2)	5,749,000	6,367,017
Comcast Corp.
3.38%, 08/15/2025	4,345,000	4,607,191
3.15%, 03/01/2026	4,440,000	4,650,431
3.30%, 02/01/2027	12,230,000	12,941,861
4.15%, 10/15/2028	2,000,000	2,249,772
3.25%, 11/01/2039	4,650,000	4,711,085
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026(2)	646,000	687,990
Cox Communications, Inc.
3.15%, 08/15/2024(2)	3,400,000	3,493,344
4.80%, 02/01/2035(2)	8,725,000	9,645,769
4.70%, 12/15/2042(2)	810,000	875,866
4.50%, 06/30/2043(2)	950,000	986,280
Crown Castle Towers LLC
3.22%, 05/15/2022(2)	700,000	707,237
3.66%, 05/15/2025(2)	1,300,000	1,348,235
CSC Holdings LLC
5.50%, 04/15/2027(2)	2,300,000	2,469,855
6.50%, 02/01/2029(2)	656,000	731,440
Deutsche Telekom International Finance BV
1.95%, 09/19/2021(2)	800,000	799,809
2.82%, 01/19/2022(2)	2,045,000	2,074,863
Discovery Communications LLC
2.80%, 06/15/2020	7,200,000	7,218,676
4.38%, 06/15/2021	380,000	392,362
3.95%, 03/20/2028	4,695,000	5,005,901
5.00%, 09/20/2037	5,630,000	6,348,757
DISH DBS Corp.
5.13%, 05/01/2020	15,493,000	15,589,831
6.75%, 06/01/2021	4,250,000	4,468,067
eBay, Inc.
2.60%, 07/15/2022	2,279,000	2,291,271
Expedia Group, Inc.
4.50%, 08/15/2024	5,611,000	5,985,328
5.00%, 02/15/2026	8,790,000	9,688,611
3.80%, 02/15/2028	2,465,000	2,511,964
Fox Corp.
4.71%, 01/25/2029(2)	2,585,000	2,944,047
Frontier Communications Corp.
8.00%, 04/01/2027(2)	864,000	902,880
iHeartCommunications, Inc.
6.38%, 05/01/2026	4,451,000	4,829,335
8.38%, 05/01/2027	7,014,800	7,751,354
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)	710,000	496,787

Intelsat Jackson Holdings SA
5.50%, 08/01/2023		960,000	824,678
8.00%, 02/15/2024(2)		9,655,000	9,908,444
8.50%, 10/15/2024(2)		7,082,000	6,450,498
9.75%, 07/15/2025(2)		14,050,000	12,996,250
Intelsat Luxembourg SA
7.75%, 06/01/2021		8,455,000	6,679,450
Interpublic Group of Cos, Inc.
3.50%, 10/01/2020		1,130,000	1,142,053
3.75%, 10/01/2021		200,000	205,514
4.00%, 03/15/2022		216,000	223,928
Koninklijke KPN NV
8.38%, 10/01/2030		2,750,000	3,824,366
Level 3 Financing, Inc.
5.38%, 01/15/2024		600,000	609,750
5.38%, 05/01/2025		1,474,000	1,525,590
4.63%, 09/15/2027(2)		1,191,000	1,219,346
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026		8,200,000	9,061,000
Netflix, Inc.
5.50%, 02/15/2022		300,000	317,625
4.63%, 05/15/2029	EUR	4,100,000	5,125,552
5.38%, 11/15/2029(2)		$481,000	512,255
Nokia OYJ
3.38%, 06/12/2022		280,000	283,500
4.38%, 06/12/2027		4,255,000	4,435,837
Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023(2)		108,000	109,890
Sprint Communications, Inc.
7.00%, 03/01/2020(2)		11,683,000	11,745,154
7.00%, 08/15/2020		12,097,000	12,354,061
6.00%, 11/15/2022		4,570,000	4,792,787
Sprint Corp.
7.25%, 09/15/2021		15,923,000	16,838,573
7.88%, 09/15/2023		200,000	220,666
7.13%, 06/15/2024		200,000	215,750
7.63%, 03/01/2026		137,000	151,084
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		7,790,563	7,859,899
4.74%, 03/20/2025(2)		25,610,000	27,120,478
5.15%, 03/20/2028(2)		7,936,000	8,650,240
Telefonica Emisiones SA
5.46%, 02/16/2021		168,000	174,336
5.52%, 03/01/2049		11,455,000	14,328,311
Tencent Holdings Ltd.
3.80%, 02/11/2025		7,290,000	7,680,183
3.58%, 04/11/2026(2)		1,439,000	1,491,567
Time Warner Cable LLC
4.00%, 09/01/2021		370,000	378,543
5.88%, 11/15/2040		2,000,000	2,290,189
5.50%, 09/01/2041		9,512,000	10,600,100
4.50%, 09/15/2042		13,180,000	13,439,382
T-Mobile USA, Inc.
6.00%, 03/01/2023		876,000	891,768
6.50%, 01/15/2024		1,045,000	1,075,065
6.50%, 01/15/2024(14)		1,200,000	9,327
6.00%, 04/15/2024		2,329,000	2,404,693
4.50%, 02/01/2026		658,000	674,450
4.50%, 02/01/2026(14)		658,000	2,031
4.75%, 02/01/2028		3,143,000	3,293,267

4.75%, 02/01/2028(14)		1,053,000	3,023
Turk Telekomunikasyon AS
6.88%, 02/28/2025(2)		8,000,000	8,540,000
Twitter, Inc.
3.88%, 12/15/2027(2)		208,000	207,892
United Group BV
4.38%, 07/01/2022(2)	EUR	200,000	228,802
4.38%, 07/01/2022		7,425,000	8,494,262
4.88%, 07/01/2024		8,300,000	9,705,790
4.88%, 07/01/2024(2)		200,000	233,874
Univision Communications, Inc.
5.13%, 05/15/2023(2)		$6,215,000	6,199,463
5.13%, 02/15/2025(2)		7,386,000	7,302,908
Verizon Communications, Inc.
4.75%, 11/01/2041		685,000	826,781
4.86%, 08/21/2046		11,925,000	14,758,760
5.01%, 04/15/2049		1,625,000	2,076,801
4.67%, 03/15/2055		1,494,000	1,842,767
Viacom, Inc.
4.25%, 09/01/2023		1,000,000	1,064,370
3.88%, 04/01/2024		5,000,000	5,290,884
ViaSat, Inc.
5.63%, 09/15/2025(2)		175,000	180,250
5.63%, 04/15/2027(2)		105,000	112,350
Virgin Media Secured Finance Plc
5.50%, 05/15/2029(2)		2,500,000	2,646,875
Vodafone Group Plc
4.38%, 05/30/2028		8,820,000	9,766,879
5.00%, 05/30/2038		5,045,000	5,828,746
5.25%, 05/30/2048		10,480,000	12,596,410
4.88%, 06/19/2049		6,363,000	7,356,198
4.25%, 09/17/2050		5,575,000	5,800,228
VTR Finance BV
6.88%, 01/15/2024		4,476,000	4,576,710
Ziggo BV
5.50%, 01/15/2027(2)		6,675,000	7,092,188

Total Communications			692,636,898

Consumer, Cyclical – 3.02%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 05/15/2024(2)		132,000	135,300
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)		229,095	235,505
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)		1,653,034	1,718,216
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)		13,342,302	13,301,139
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022(2)		995,000	1,005,453
3.55%, 07/26/2027(2)		3,000,000	3,082,354
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021		822,751	845,309
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025		1,397,684	1,464,005
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026		1,598,365	1,680,343
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023		1,913,039	1,925,849
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023		8,803,122	9,115,061

American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028		522,691	548,463
American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024		2,522,568	2,667,019
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028		1,239,879	1,295,434
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)		3,547,800	3,635,333
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025		6,919,273	6,993,062
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025		932,595	984,159
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029		753,430	768,322
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025		7,507,815	7,585,117
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028		13,625,000	13,839,926
AutoNation, Inc.
3.35%, 01/15/2021		770,000	777,910
BMW Finance NV
2.25%, 08/12/2022(2)		7,300,000	7,330,381
BMW US Capital LLC
3.25%, 08/14/2020(2)		14,250,000	14,374,288
3.10%, 04/12/2021(2)		5,495,000	5,576,512
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)		3,295,000	3,392,661
Choice Hotels International, Inc.
5.75%, 07/01/2022		3,000,000	3,238,128
Churchill Downs, Inc.
4.75%, 01/15/2028(2)		2,652,000	2,744,820
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022		4,008,167	4,215,599
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024		1,605,144	1,692,832
Daimler Finance North America LLC
2.30%, 01/06/2020(2)		4,000,000	3,999,928
3.00%, 02/22/2021(2)		2,210,000	2,231,409
3.88%, 09/15/2021(2)		850,000	873,926
2.81% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)		10,370,000	10,449,984
2.55%, 08/15/2022(2)		4,700,000	4,732,926
2.70%, 06/14/2024(2)		1,250,000	1,260,104
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022		24,723	26,831
Delta Air Lines, Inc.
2.88%, 03/13/2020		1,295,000	1,295,201
3.40%, 04/19/2021		350,000	354,776
3.63%, 03/15/2022		3,757,000	3,846,083
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,234,000	4,354,923
Dillard’s, Inc.
7.75%, 07/15/2026		135,000	152,330
7.75%, 05/15/2027		85,000	97,149
7.00%, 12/01/2028		380,000	421,918
DR Horton, Inc.
4.38%, 09/15/2022		10,658,000	11,168,637
Emirates Airline
4.50%, 02/06/2025		3,142,800	3,219,421
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	343,656

Ford Motor Credit Co. LLC
3.01% (3 Month LIBOR USD + 1.00%), 01/09/2020(1)		$2,575,000	2,575,360
8.13%, 01/15/2020		2,605,000	2,609,870
2.43%, 06/12/2020		4,525,000	4,522,215
2.68% (3 Month LIBOR USD + 0.79%), 06/12/2020(1)		400,000	400,233
3.16%, 08/04/2020		2,420,000	2,429,563
2.33% (3 Month LIBOR USD + 0.43%), 11/02/2020(1)		3,110,000	3,093,090
2.34%, 11/02/2020		7,795,000	7,780,290
5.09%, 01/07/2021		1,405,000	1,438,373
3.20%, 01/15/2021		3,750,000	3,770,356
5.75%, 02/01/2021		1,290,000	1,331,423
3.34%, 03/18/2021		11,810,000	11,896,513
2.85% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		400,000	398,135
3.47%, 04/05/2021		2,915,000	2,941,454
0.03% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(5)	EUR	220,000	244,977
5.88%, 08/02/2021		$9,650,000	10,100,343
2.88% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,360,913
3.81%, 10/12/2021		3,390,000	3,451,877
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(5)	EUR	610,000	671,028
5.60%, 01/07/2022		$13,892,000	14,634,918
3.22%, 01/09/2022		3,000,000	3,020,982
3.23% (3 Month LIBOR USD + 1.27%), 03/28/2022(1)		350,000	347,434
3.34%, 03/28/2022		4,740,000	4,785,592
3.55%, 10/07/2022		4,200,000	4,259,722
3.35%, 11/01/2022		3,625,000	3,659,899
3.14% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	491,636
General Motors Co.
2.79% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	3,000,876
6.60%, 04/01/2036		975,000	1,148,574
6.25%, 10/02/2043		2,080,000	2,331,267
5.20%, 04/01/2045		3,485,000	3,510,584
5.95%, 04/01/2049		6,565,000	7,258,322
General Motors Financial Co., Inc.
2.65%, 04/13/2020		1,500,000	1,501,859
3.20%, 07/13/2020		6,992,000	7,023,931
2.86% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		10,375,000	10,395,397
3.55%, 04/09/2021		32,590,000	33,203,343
4.38%, 09/25/2021		5,000,000	5,179,962
0.15% (3 Month EURIBOR + 0.55%), 03/26/2022(1)(5)	EUR	450,000	501,918
5.10%, 01/17/2024		$13,185,000	14,306,844
4.35%, 04/09/2025		1,530,000	1,638,467
4.30%, 07/13/2025		540,000	576,790
5.25%, 03/01/2026		345,000	382,859
4.00%, 10/06/2026		1,900,000	1,990,348
Gohl Capital Ltd.
4.25%, 01/24/2027		6,600,000	6,921,024
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021(2)		3,287,000	3,301,192
Hasbro, Inc.
3.00%, 11/19/2024		4,910,000	4,930,714
3.55%, 11/19/2026		2,270,000	2,283,427
Hyundai Capital America
2.70% (3 Month LIBOR USD + 0.80%), 09/18/2020(1)(2)		1,170,000	1,172,450
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026(2)		956,000	1,008,580
4.75%, 06/01/2027(2)		429,000	451,523
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,325,000	1,366,367
3.50%, 08/18/2026		1,965,000	2,019,412
Latam Airlines 2015-1 Pass Through Trust A

4.20%, 11/15/2027		2,701,166	2,781,545
Latam Airlines 2015-1 Pass Through Trust B
4.50%, 11/15/2023		339,579	340,001
Lear Corp.
5.25%, 01/15/2025		7,072,000	7,270,088
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,606,313
Magna International, Inc.
4.15%, 10/01/2025		665,000	720,051
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	317,418	474,405
2.34% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		$9,546,012	8,779,739
Mitsubishi Corp.
2.63%, 07/14/2022		200,000	201,516
Nissan Motor Acceptance Corp.
3.15%, 03/15/2021(2)		400,000	403,850
1.90%, 09/14/2021(2)		481,000	477,261
3.65%, 09/21/2021(2)		300,000	306,170
2.89% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		700,000	703,407
Panasonic Corp.
2.54%, 07/19/2022(2)		1,385,000	1,396,367
PetSmart, Inc.
5.88%, 06/01/2025(2)		172,000	175,225
QVC, Inc.
5.13%, 07/02/2022		4,255,000	4,475,066
4.38%, 03/15/2023		4,476,000	4,617,494
4.85%, 04/01/2024		4,485,000	4,696,466
4.45%, 02/15/2025		600,000	620,014
Rite Aid Corp.
6.13%, 04/01/2023(2)		5,382,000	4,951,440
Sands China Ltd.
4.60%, 08/08/2023		1,200,000	1,266,432
5.13%, 08/08/2025		1,400,000	1,536,276
5.40%, 08/08/2028		2,000,000	2,254,360
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		80,191	84,147
Spirit Issuer Plc
3.49% (3 Month LIBOR GBP + 2.70%), 12/28/2031(1)	GBP	810,000	1,051,473
Staples, Inc.
7.50%, 04/15/2026(2)		$111,000	115,163
Starbucks Corp.
3.80%, 08/15/2025		5,465,000	5,883,012
Toyota Motor Credit Corp.
2.95%, 04/13/2021		14,545,000	14,761,348
2.65%, 04/12/2022		17,580,000	17,885,827
Toyota Motor Finance Netherlands BV
2.76%, 04/26/2021		1,500,000	1,517,215
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026		1,468,524	1,491,095
United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025		1,785,856	1,810,023
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		612,998	628,505
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		6,257,243	6,467,216
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,495,000	1,493,087
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		930,000	931,618
United Airlines 2019-2 Class B Pass Through Trust

3.50%, 05/01/2028		1,540,000	1,548,581
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,502,464	1,686,633
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,477,595	1,553,286
VOC Escrow Ltd.
5.00%, 02/15/2028(2)		91,000	95,323
Volkswagen Bank GmbH
0.03% (3 Month EURIBOR + 0.42%), 06/15/2021(1)(5)	EUR	1,400,000	1,570,496
0.63%, 09/08/2021		7,500,000	8,498,358
1.88%, 01/31/2024		300,000	353,814
Volkswagen Group of America Finance LLC
2.67% (3 Month LIBOR USD + 0.77%), 11/13/2020(1)(2)		$8,300,000	8,333,457
2.50%, 09/24/2021(2)		2,350,000	2,369,933
2.79% (3 Month LIBOR USD + 0.86%), 09/24/2021(1)(2)		4,300,000	4,330,080
2.84% (3 Month LIBOR USD + 0.94%), 11/12/2021(1)(2)		8,300,000	8,372,284
4.00%, 11/12/2021(2)		8,800,000	9,099,200
2.70%, 09/26/2022(2)		6,040,000	6,105,786
2.85%, 09/26/2024(2)		2,640,000	2,679,478
4.63%, 11/13/2025(2)		6,525,000	7,216,937
3.20%, 09/26/2026(2)		2,970,000	3,042,662
Volkswagen Leasing GmbH
0.03% (3 Month EURIBOR + 0.45%), 07/06/2021(1)(5)	EUR	400,000	448,779
1.63%, 08/15/2025		3,095,000	3,625,074
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		$2,550,000	2,650,745
4.80%, 11/18/2044		926,000	935,973
WestJet Airlines Ltd.
3.50%, 06/16/2021(2)		3,873,000	3,934,386
Wyndham Destinations, Inc.
4.25%, 03/01/2022		40,000	40,800
3.90%, 03/01/2023		1,170,000	1,181,700
5.40%, 04/01/2024		72,000	76,230
6.35%, 10/01/2025		1,120,000	1,246,000
5.75%, 04/01/2027		6,035,000	6,547,975
ZF North America Capital, Inc.
4.00%, 04/29/2020(2)		1,910,000	1,919,060
4.50%, 04/29/2022(2)		1,050,000	1,082,019
4.75%, 04/29/2025(2)		3,190,000	3,353,230

Total Consumer, Cyclical			577,691,422

Consumer, Non-cyclical – 5.23%
AA Bond Co. Ltd.
4.25%, 07/31/2020	GBP	10,080,000	13,537,613
2.88%, 01/31/2022		5,547,000	7,290,260
AbbVie, Inc.
2.85%, 05/14/2023		$1,000,000	1,019,355
3.60%, 05/14/2025		7,845,000	8,273,757
2.95%, 11/21/2026(2)		2,815,000	2,857,096
4.50%, 05/14/2035		715,000	809,150
4.05%, 11/21/2039(2)		4,435,000	4,686,949
4.40%, 11/06/2042		3,994,000	4,310,194
4.70%, 05/14/2045		5,020,000	5,616,883
4.45%, 05/14/2046		1,950,000	2,082,475
4.88%, 11/14/2048		12,355,000	14,148,142
4.25%, 11/21/2049(2)		16,290,000	17,144,301
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,440,829
3.50%, 11/15/2024		3,370,000	3,525,016
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC

5.75%, 03/15/2025		2,320,000	2,401,200
7.50%, 03/15/2026(2)		1,640,000	1,840,900
Allergan Finance LLC
3.25%, 10/01/2022		9,250,000	9,449,833
Allergan Funding SCS
3.45%, 03/15/2022		380,000	388,573
3.80%, 03/15/2025		3,618,000	3,798,621
2.63%, 11/15/2028	EUR	1,510,000	1,947,219
Allergan Sales LLC
5.00%, 12/15/2021(2)		$3,000,000	3,136,954
Altria Group, Inc.
4.80%, 02/14/2029		1,390,000	1,547,370
5.80%, 02/14/2039		11,870,000	13,935,585
5.95%, 02/14/2049		400,000	483,620
Amgen, Inc.
2.60%, 08/19/2026		3,200,000	3,235,484
4.40%, 05/01/2045		3,441,000	3,862,727
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046		5,620,000	6,646,427
5.55%, 01/23/2049		20,215,000	26,186,657
Anthem, Inc.
2.50%, 11/21/2020		15,420,000	15,487,783
3.65%, 12/01/2027		2,580,000	2,728,941
4.65%, 01/15/2043		4,400,000	4,950,873
4.38%, 12/01/2047		1,000,000	1,100,704
Ascension Health
3.95%, 11/15/2046		825,000	913,332
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)		4,585,000	4,905,950
Avon International Capital Plc
6.50%, 08/15/2022(2)		184,000	190,900
B&G Foods, Inc.
5.25%, 09/15/2027		1,390,000	1,403,900
Bacardi Ltd.
4.70%, 05/15/2028(2)		2,047,000	2,228,703
5.30%, 05/15/2048(2)		2,730,000	3,162,713
BAT Capital Corp.
2.76%, 08/15/2022		3,124,000	3,168,491
3.56%, 08/15/2027		7,240,000	7,383,322
4.54%, 08/15/2047		10,555,000	10,584,423
BAT International Finance Plc
3.25%, 06/07/2022(2)		2,978,000	3,042,630
3.50%, 06/15/2022(2)		326,000	334,795
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)		2,670,000	3,040,596
Bausch Health Cos, Inc.
7.00%, 03/15/2024(2)		900,000	936,000
5.75%, 08/15/2027(2)		1,080,000	1,171,800
Baxalta, Inc.
4.00%, 06/23/2025		1,438,000	1,548,061
Bayer US Finance II LLC
2.58% (3 Month LIBOR USD + 0.63%), 06/25/2021(1)(2)		1,500,000	1,504,733
3.50%, 06/25/2021(2)		800,000	814,414
2.75%, 07/15/2021(2)		5,312,000	5,342,558
3.88%, 12/15/2023(2)		7,420,000	7,783,559
4.38%, 12/15/2028(2)		11,120,000	12,122,709
4.40%, 07/15/2044(2)		4,200,000	4,245,023
4.88%, 06/25/2048(2)		10,215,000	11,676,758
Bayer US Finance LLC
3.00%, 10/08/2021(2)		900,000	911,306

3.38%, 10/08/2024(2)		5,000,000	5,149,452
BCPE Cycle Merger Sub II, Inc.
10.63%, 07/15/2027(2)		558,000	571,950
Becton Dickinson & Co.
3.25%, 11/12/2020		2,100,000	2,119,566
2.89%, 06/06/2022		6,000,000	6,097,137
3.36%, 06/06/2024		5,185,000	5,397,837
3.73%, 12/15/2024		2,152,000	2,279,453
3.70%, 06/06/2027		13,027,000	13,867,885
7.00%, 08/01/2027		361,000	443,957
4.67%, 06/06/2047		3,490,000	4,148,036
Becton Dickinson Euro Finance Sarl
1.21%, 06/04/2026	EUR	1,960,000	2,251,185
Biogen, Inc.
2.90%, 09/15/2020		$4,000,000	4,029,314
5.20%, 09/15/2045		1,175,000	1,415,098
Boston Scientific Corp.
3.38%, 05/15/2022		600,000	619,323
BRF GmbH
4.35%, 09/29/2026		673,000	694,038
BRF SA
4.88%, 01/24/2030(2)		4,445,000	4,583,951
4.88%, 01/24/2030		1,410,000	1,454,077
Bristol-Myers Squibb Co.
3.55%, 08/15/2022(2)		975,000	1,012,808
3.88%, 08/15/2025(2)		10,861,000	11,740,897
3.45%, 11/15/2027(2)		1,600,000	1,710,233
5.25%, 08/15/2043(2)		1,940,000	2,510,679
4.63%, 05/15/2044(2)		360,000	435,205
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027		4,565,000	4,690,023
Campbell Soup Co.
2.39% (3 Month LIBOR USD + 0.50%), 03/16/2020(1)		420,000	420,125
2.52% (3 Month LIBOR USD + 0.63%), 03/15/2021(1)		1,324,000	1,326,782
3.30%, 03/15/2021		4,380,000	4,444,162
Cardinal Health, Inc.
3.75%, 09/15/2025		3,935,000	4,177,998
4.50%, 11/15/2044		905,000	891,481
4.90%, 09/15/2045		960,000	999,140
Centene Corp.
4.75%, 05/15/2022		383,000	390,660
6.13%, 02/15/2024		1,270,000	1,317,625
5.38%, 06/01/2026(2)		3,100,000	3,289,875
4.25%, 12/15/2027(2)		6,335,000	6,517,131
4.63%, 12/15/2029(2)		6,455,000	6,802,602
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020		700,000	703,136
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021		9,975,000	9,975,000
6.25%, 03/31/2023		21,661,000	21,985,915
8.63%, 01/15/2024(2)		8,720,000	9,243,200
8.00%, 03/15/2026(2)		5,303,000	5,462,090
Cigna Corp.
3.20%, 09/17/2020		11,060,000	11,145,815
3.05%, 11/30/2022(2)		800,000	817,302
4.13%, 11/15/2025		2,105,000	2,282,017
4.50%, 02/25/2026(2)		8,930,000	9,789,592
3.40%, 03/01/2027(2)		4,370,000	4,536,786
3.05%, 10/15/2027(2)		4,115,000	4,168,299
4.38%, 10/15/2028		13,715,000	15,175,236

4.80%, 08/15/2038		3,350,000	3,898,289
4.90%, 12/15/2048		10,060,000	11,979,552
Cintas Corp. No 2
4.30%, 06/01/2021		165,000	170,327
Coca-Cola Co.
3.15%, 11/15/2020		2,949,000	2,983,798
CVS Health Corp.
4.75%, 12/01/2022(2)		56,000	59,741
3.70%, 03/09/2023		900,000	936,922
4.10%, 03/25/2025		8,335,000	8,940,470
3.25%, 08/15/2029		2,370,000	2,405,281
5.13%, 07/20/2045		3,735,000	4,418,415
5.05%, 03/25/2048		33,015,000	39,006,599
CVS Pass-Through Trust
6.04%, 12/10/2028		1,378,293	1,538,380
5.77%, 01/10/2033		2,431,386	2,739,279
5.77%, 01/10/2033(2)		66,210	74,595
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)		10,679,706	10,907,357
Danone SA
2.08%, 11/02/2021(2)		1,949,000	1,950,487
3.00%, 06/15/2022(2)		11,845,000	12,105,633
DP World Crescent Ltd.
4.85%, 09/26/2028		350,000	383,687
DP World Plc
2.38%, 09/25/2026(2)	EUR	400,000	482,054
4.25%, 09/25/2030(2)	GBP	200,000	294,479
Eagle Holding Co. II LLC
7.75%, 05/15/2022(2)(6)		$182,000	184,799
Elanco Animal Health, Inc.
4.27%, 08/28/2023		2,840,000	2,998,092
4.90%, 08/28/2028		4,195,000	4,559,459
Encompass Health Corp.
4.75%, 02/01/2030		2,977,000	3,088,637
Equifax, Inc.
3.60%, 08/15/2021		4,485,000	4,587,541
ERAC USA Finance LLC
2.60%, 12/01/2021(2)		1,180,000	1,188,771
3.80%, 11/01/2025(2)		4,605,000	4,863,121
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(2)		114,000	115,131
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021(2)		570,000	591,172
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	114,474
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,674,285
George Washington University
3.55%, 09/15/2046		740,000	761,197
Gilead Sciences, Inc.
4.60%, 09/01/2035		3,961,000	4,719,992
4.75%, 03/01/2046		375,000	449,640
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021		8,775,000	8,924,802
Global Payments, Inc.
2.65%, 02/15/2025		319,000	320,140
Greene King Finance Plc
1.75% (3 Month LIBOR GBP + 0.95%), 06/15/2031(1)	GBP	570,108	730,875
5.11%, 03/15/2034		450,000	706,580
4.06%, 03/15/2035		3,808,485	5,601,078

HCA, Inc.
7.50%, 02/15/2022	$4,400,000	4,862,000
5.88%, 05/01/2023	844,000	932,755
5.00%, 03/15/2024	1,016,000	1,109,778
5.25%, 04/15/2025	10,979,000	12,272,623
5.25%, 06/15/2026	3,755,000	4,202,981
4.50%, 02/15/2027	12,510,000	13,478,120
5.88%, 02/01/2029	980,000	1,133,125
7.50%, 11/06/2033	1,035,000	1,304,100
5.13%, 06/15/2039	3,000,000	3,310,857
5.25%, 06/15/2049	16,205,000	18,063,055
Hill-Rom Holdings, Inc.
4.38%, 09/15/2027(2)	835,000	859,006
Hologic, Inc.
4.63%, 02/01/2028(2)	3,215,000	3,407,900
Humana, Inc.
3.15%, 12/01/2022	3,503,000	3,593,283
3.85%, 10/01/2024	6,639,000	7,052,081
4.95%, 10/01/2044	670,000	789,299
3.95%, 08/15/2049	2,725,000	2,846,360
IHS Markit Ltd.
5.00%, 11/01/2022(2)	5,186,000	5,525,371
4.75%, 02/15/2025(2)	3,900,000	4,260,438
4.00%, 03/01/2026(2)	500,000	527,230
4.75%, 08/01/2028	3,425,000	3,814,645
Imperial Brands Finance Plc
3.75%, 07/21/2022(2)	3,710,000	3,818,224
Japan Tobacco, Inc.
2.00%, 04/13/2021	5,230,000	5,218,259
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025(2)	3,530,000	3,653,550
6.75%, 02/15/2028(2)	2,130,000	2,353,671
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 04/15/2029(2)	735,000	816,791
5.50%, 01/15/2030(2)	5,130,000	5,510,133
Keurig Dr Pepper, Inc.
3.55%, 05/25/2021	9,364,000	9,561,887
3.20%, 11/15/2021	500,000	507,884
Kraft Heinz Foods Co.
2.80%, 07/02/2020	132,000	132,209
2.47% (3 Month LIBOR USD + 0.57%), 02/10/2021(1)	450,000	450,640
3.38%, 06/15/2021	10,130,000	10,307,970
4.88%, 02/15/2025(2)	1,503,000	1,544,254
5.00%, 06/04/2042	6,486,000	6,913,416
5.20%, 07/15/2045	3,390,000	3,671,421
4.38%, 06/01/2046	10,326,000	10,149,461
4.88%, 10/01/2049(2)	11,935,000	12,559,797
Kroger Co.
5.40%, 01/15/2049	4,661,000	5,677,139
Molina Healthcare, Inc.
5.38%, 11/15/2022	1,913,000	2,033,481
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021(2)	3,420,000	3,419,405
Mylan NV
5.25%, 06/15/2046	4,800,000	5,383,850
Mylan, Inc.
5.40%, 11/29/2043	1,290,000	1,426,068
5.20%, 04/15/2048	1,145,000	1,278,289
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)	4,955,000	5,366,315

New York & Presbyterian Hospital
3.56%, 08/01/2036		2,630,000	2,686,372
NYU Langone Hospitals
4.43%, 07/01/2042		2,000,000	2,247,816
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022(2)		3,484,000	3,462,225
Par Pharmaceutical, Inc.
7.50%, 04/01/2027(2)		981,000	976,095
Pernod Ricard SA
4.45%, 01/15/2022(2)		2,700,000	2,823,551
4.25%, 07/15/2022(2)		1,600,000	1,682,891
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024		1,980,000	2,033,365
4.38%, 03/15/2026		5,490,000	5,662,657
Pfizer, Inc.
4.40%, 05/15/2044		430,000	512,028
Post Holdings, Inc.
5.50%, 12/15/2029(2)		561,000	598,194
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026		1,968,000	1,985,177
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(2)		6,030,000	6,072,014
Refinitiv US Holdings, Inc.
4.50%, 05/15/2026	EUR	1,200,000	1,464,828
RELX Capital, Inc.
3.50%, 03/16/2023		$1,153,000	1,198,188
Reynolds American, Inc.
6.88%, 05/01/2020		1,000,000	1,015,979
3.25%, 06/12/2020		750,000	753,411
4.00%, 06/12/2022		900,000	936,398
3.25%, 11/01/2022		1,215,000	1,239,053
4.45%, 06/12/2025		10,905,000	11,732,092
5.85%, 08/15/2045		9,235,000	10,571,269
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021		773,000	777,194
Sigma Alimentos SA de CV
4.13%, 05/02/2026		3,300,000	3,452,658
Sigma Finance Netherlands BV
4.88%, 03/27/2028		2,500,000	2,696,900
Smithfield Foods, Inc.
4.25%, 02/01/2027(2)		1,290,000	1,325,637
Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	516,250
5.75%, 07/15/2025		2,142,000	2,235,755
Suntory Holdings Ltd.
2.55%, 06/28/2022(2)		810,000	814,033
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/2021		9,350,000	9,666,541
Teleflex, Inc.
4.63%, 11/15/2027		2,272,000	2,407,888
Tenet Healthcare Corp.
4.63%, 07/15/2024		820,000	839,475
4.63%, 09/01/2024(2)		153,000	159,518
4.88%, 01/01/2026(2)		417,000	436,766
5.13%, 11/01/2027(2)		2,177,000	2,299,456
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,289,250
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/2020	EUR	5,215,197	5,828,335
3.25%, 04/15/2022		1,300,000	1,472,209

1.25%, 03/31/2023		300,000	312,786
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$11,174,000	10,821,460
2.80%, 07/21/2023		9,720,000	9,015,300
3.15%, 10/01/2026		5,355,000	4,458,037
Thermo Fisher Scientific, Inc.
0.13%, 03/01/2025	EUR	1,290,000	1,432,132
0.50%, 03/01/2028		1,190,000	1,318,212
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(2)		$2,635,000	2,659,321
Unilever Capital Corp.
3.00%, 03/07/2022		5,625,000	5,759,137
UnitedHealth Group, Inc.
3.85%, 06/15/2028		1,125,000	1,239,742
3.50%, 08/15/2039		1,430,000	1,497,817
4.75%, 07/15/2045		1,712,000	2,101,943
4.20%, 01/15/2047		1,288,000	1,480,632
4.45%, 12/15/2048		3,875,000	4,619,887
Universal Health Services, Inc.
4.75%, 08/01/2022(2)		7,595,000	7,670,950
5.00%, 06/01/2026(2)		7,497,000	7,862,479
Verisk Analytics, Inc.
4.13%, 03/15/2029		3,835,000	4,206,059
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020		2,125,000	2,126,378
2.65% (3 Month LIBOR USD + 0.75%), 03/19/2021(1)		970,000	970,095
3.15%, 04/01/2022		640,000	653,183
3.70%, 03/19/2023		3,145,000	3,275,981
Zoetis, Inc.
3.45%, 11/13/2020		600,000	606,445

Total Consumer, Non-cyclical			999,885,936

Diversified – 0.05%
CVS Pass-Through Trust
4.70%, 01/10/2036(2)		4,353,719	4,627,061
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024		4,700,000	4,916,487

Total Diversified			9,543,548

Energy – 3.45%
Aker BP ASA
5.88%, 03/31/2025(2)		4,870,000	5,174,375
Antero Resources Corp.
5.13%, 12/01/2022		1,893,000	1,689,502
5.63%, 06/01/2023		1,250,000	1,003,125
5.00%, 03/01/2025		5,461,000	4,095,750
APT Pipelines Ltd.
3.88%, 10/11/2022(2)		1,360,000	1,412,545
4.25%, 07/15/2027(2)		11,420,000	12,264,196
BG Energy Capital Plc
4.00%, 10/15/2021(2)		1,100,000	1,135,948
Boardwalk Pipelines LP
3.38%, 02/01/2023		330,000	336,516
5.95%, 06/01/2026		8,415,000	9,453,919
BP Capital Markets America, Inc.
4.74%, 03/11/2021		3,025,000	3,125,440
2.11%, 09/16/2021		5,210,000	5,233,696
Cameron LNG LLC
2.90%, 07/15/2031(2)		1,630,000	1,631,024
3.30%, 01/15/2035(2)		1,785,000	1,798,904

3.70%, 01/15/2039(2)	1,330,000	1,355,630
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,352,623
3.85%, 06/01/2027	890,000	948,425
6.25%, 03/15/2038	1,345,000	1,746,380
Cenovus Energy, Inc.
3.80%, 09/15/2023	1,955,000	2,021,471
5.40%, 06/15/2047	2,140,000	2,493,229
Centennial Resource Production LLC
5.38%, 01/15/2026(2)	538,000	528,585
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/2027	1,300,000	1,436,734
3.70%, 11/15/2029(2)	15,535,000	15,842,316
Cheniere Energy Partners LP
4.50%, 10/01/2029(2)	1,905,000	1,957,578
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,548,332
2.42%, 11/17/2020	1,550,000	1,556,816
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/2020	5,200,000	5,201,352
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	261,057
3.80%, 06/01/2024	15,540,000	16,060,012
4.38%, 01/15/2028	1,570,000	1,667,542
DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	251,125
6.75%, 09/15/2037(2)	1,830,000	1,921,500
Diamondback Energy, Inc.
2.88%, 12/01/2024	4,750,000	4,800,989
5.38%, 05/31/2025	7,025,000	7,375,091
3.25%, 12/01/2026	4,940,000	4,994,624
3.50%, 12/01/2029	17,645,000	17,955,552
Ecopetrol SA
4.13%, 01/16/2025	8,800,000	9,240,088
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020(2)	3,235,000	3,258,369
Energy Transfer Operating LP
4.15%, 10/01/2020	1,504,000	1,519,982
4.65%, 06/01/2021	860,000	885,932
5.88%, 01/15/2024	4,196,000	4,642,177
4.50%, 04/15/2024	985,000	1,047,839
4.05%, 03/15/2025	4,555,000	4,784,543
4.75%, 01/15/2026	4,720,000	5,106,372
5.50%, 06/01/2027	5,105,000	5,733,203
4.95%, 06/15/2028	1,460,000	1,597,956
5.25%, 04/15/2029	2,155,000	2,418,451
6.50%, 02/01/2042	1,000,000	1,186,812
5.15%, 03/15/2045	700,000	735,024
6.00%, 06/15/2048	3,990,000	4,642,975
6.25%, 04/15/2049	4,815,000	5,794,849
Energy Transfer Partners LP
5.88%, 03/01/2022	1,521,000	1,613,742
5.00%, 10/01/2022	1,600,000	1,696,403
ENI SpA
4.75%, 09/12/2028(2)	4,075,000	4,607,767
EnLink Midstream Partners LP
4.15%, 06/01/2025	5,600,000	5,264,000
5.60%, 04/01/2044	7,983,000	6,466,230
5.05%, 04/01/2045	3,141,000	2,481,390
5.45%, 06/01/2047	6,940,000	5,604,050

EQM Midstream Partners LP
5.50%, 07/15/2028		14,782,000	14,512,345
EQT Corp.
3.90%, 10/01/2027		2,023,000	1,892,181
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022		3,400,000	3,536,666
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022		4,045,000	4,388,825
4.95%, 07/19/2022		3,000,000	3,172,590
Gulfport Energy Corp.
6.38%, 05/15/2025		215,000	136,525
Hess Corp.
4.30%, 04/01/2027		4,305,000	4,590,711
5.60%, 02/15/2041		4,660,000	5,444,071
KazMunayGas National Co. JSC
4.75%, 04/19/2027		4,600,000	5,050,800
5.38%, 04/24/2030		800,000	926,160
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024		150,000	160,623
Kinder Morgan, Inc./DE
4.30%, 06/01/2025		14,500,000	15,718,691
5.30%, 12/01/2034		2,450,000	2,881,037
Marathon Oil Corp.
2.80%, 11/01/2022		2,990,000	3,038,804
Marathon Petroleum Corp.
4.75%, 12/15/2023		1,580,000	1,715,893
5.13%, 12/15/2026		14,440,000	16,341,484
3.80%, 04/01/2028		2,245,000	2,360,388
Matador Resources Co.
5.88%, 09/15/2026		1,250,000	1,253,125
MPLX LP
5.25%, 01/15/2025(2)		390,000	409,279
4.25%, 12/01/2027(2)		5,655,000	5,947,292
Newfield Exploration Co.
5.63%, 07/01/2024		6,745,000	7,405,826
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 04/15/2026(2)		1,850,000	1,789,875
Occidental Petroleum Corp.
2.90%, 08/15/2024		9,630,000	9,778,746
5.55%, 03/15/2026		2,820,000	3,200,173
3.20%, 08/15/2026		685,000	693,084
4.20%, 03/15/2048		4,345,000	4,303,121
4.40%, 08/15/2049		5,859,000	6,031,002
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021		172,286	171,426
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		50,533	49,523
ONEOK Partners LP
3.38%, 10/01/2022		1,100,000	1,131,567
ONEOK, Inc.
4.25%, 02/01/2022		470,000	487,543
Pan American Energy LLC/Argentina
41.36% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 11/20/2020(1)(14)	ARS	94,653,000	1,659,658
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(2)		$300,000	309,000
5.25%, 08/15/2025(2)		338,000	347,295
Pertamina Persero PT
6.00%, 05/03/2042		480,000	585,111
Peru LNG Srl
5.38%, 03/22/2030		8,700,000	8,569,587

Petrobras Global Finance BV
6.13%, 01/17/2022		7,341,000	7,834,242
6.25%, 12/14/2026	GBP	4,359,000	6,844,996
7.38%, 01/17/2027		$9,600,000	11,712,000
5.75%, 02/01/2029		11,300,000	12,746,400
5.09%, 01/15/2030(2)		5,497,000	5,890,090
6.90%, 03/19/2049		1,445,000	1,694,985
Petroleos de Venezuela SA
9.00%, 11/17/2021(7)		200,000	15,500
6.00%, 05/16/2024(7)		2,312,000	179,180
6.00%, 11/15/2026(7)		4,600,000	356,500
5.38%, 04/12/2027(7)		2,052,000	159,030
9.75%, 05/17/2035(7)		830,000	64,325
5.50%, 04/12/2037(7)		2,500,000	193,750
Petroleos del Peru SA
4.75%, 06/19/2032		500,000	547,500
Petroleos Mexicanos
6.49%, 01/23/2027(2)		1,540,000	1,637,574
6.50%, 03/13/2027		1,566,000	1,662,654
5.35%, 02/12/2028		274,000	272,630
6.50%, 01/23/2029		23,077,000	24,277,004
6.84%, 01/23/2030(2)		4,280,000	4,563,935
6.63%, 06/15/2035		940,000	963,030
6.75%, 09/21/2047		13,741,000	13,766,833
7.69%, 01/23/2050(2)		9,247,000	10,091,621
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023		1,265,000	1,277,094
4.65%, 10/15/2025		1,500,000	1,605,643
4.50%, 12/15/2026		1,168,000	1,242,772
3.55%, 12/15/2029		3,825,000	3,764,779
QEP Resources, Inc.
5.25%, 05/01/2023		3,410,000	3,375,900
Raizen Fuels Finance SA
5.30%, 01/20/2027(2)		560,000	610,400
Range Resources Corp.
4.88%, 05/15/2025		1,934,000	1,653,570
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024		288,397	323,008
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027		242,187	285,783
Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)		500,000	577,505
Rockies Express Pipeline LLC
5.63%, 04/15/2020(2)		5,046,000	5,099,476
4.95%, 07/15/2029(2)		2,700,000	2,688,514
6.88%, 04/15/2040(2)		2,535,000	2,642,737
Ruby Pipeline LLC
6.50%, 04/01/2022(2)		3,674,242	3,797,173
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021		5,222,000	5,366,947
6.25%, 03/15/2022		2,600,000	2,792,509
5.75%, 05/15/2024		1,000,000	1,114,841
5.63%, 03/01/2025		4,599,000	5,175,227
5.88%, 06/30/2026		2,130,000	2,444,058
5.00%, 03/15/2027		6,115,000	6,724,450
Saudi Arabian Oil Co.
3.50%, 04/16/2029(2)		6,300,000	6,522,514
4.38%, 04/16/2049(2)		4,200,000	4,578,411
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)		12,535,000	12,597,675

Shell International Finance BV
2.13%, 05/11/2020		1,620,000	1,620,945
4.38%, 05/11/2045		1,000,000	1,194,204
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)		1,000,000	1,136,287
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027		16,730,000	17,288,992
5.40%, 10/01/2047		9,919,000	10,755,713
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029(2)		2,170,000	2,408,700
TC PipeLines LP
4.38%, 03/13/2025		6,000,000	6,383,501
3.90%, 05/25/2027		3,325,000	3,475,708
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)		6,320,000	6,380,048
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)		505,418	524,381
5.75%, 09/30/2039(2)		3,437,859	3,797,693
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028		5,410,000	5,749,148
4.60%, 03/15/2048		1,025,000	1,120,664
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026		540,000	529,200
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)		1,465,800	1,553,748
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)		2,212,540	2,267,853
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)		2,280,000	2,416,800
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)		541,800	558,054
Transocean Sentry Ltd.
5.38%, 05/15/2023(2)		500,000	508,750
Transocean, Inc.
7.25%, 11/01/2025(2)		100,000	98,000
Valero Energy Partners LP
4.50%, 03/15/2028		5,370,000	5,909,809
Viper Energy Partners LP
5.38%, 11/01/2027(2)		940,000	977,600
Williams Cos, Inc.
3.35%, 08/15/2022		1,000,000	1,024,110
3.70%, 01/15/2023		1,728,000	1,788,809
4.50%, 11/15/2023		2,595,000	2,777,088
4.30%, 03/04/2024		175,000	186,627
4.55%, 06/24/2024		6,435,000	6,942,059
3.90%, 01/15/2025		125,000	131,516
4.00%, 09/15/2025		420,000	445,232
6.30%, 04/15/2040		1,323,000	1,637,644
4.85%, 03/01/2048		5,975,000	6,522,004
Woodside Finance Ltd.
3.65%, 03/05/2025(2)		5,610,000	5,807,050
3.70%, 09/15/2026(2)		2,885,000	3,001,777
3.70%, 03/15/2028(2)		2,659,000	2,750,777
4.50%, 03/04/2029(2)		5,229,000	5,724,721
YPF Sociedad Anonima
49.56% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 09/24/2020(1)(14)	ARS	80,240,000	1,305,084

Total Energy			660,385,145

Financials – 10.20%
AerCap Ireland Capital DAC
3.50%, 01/15/2025	$1,817,000	1,871,642
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020	1,880,000	1,917,515
4.50%, 05/15/2021	8,325,000	8,590,835
5.00%, 10/01/2021	2,200,000	2,306,145
3.95%, 02/01/2022	15,362,000	15,866,931
3.50%, 05/26/2022	2,440,000	2,507,230
4.63%, 07/01/2022	1,050,000	1,109,027
4.13%, 07/03/2023	8,300,000	8,763,113
4.88%, 01/16/2024	3,800,000	4,116,434
4.45%, 10/01/2025	1,461,000	1,569,467
AIA Group Ltd.
3.90%, 04/06/2028(2)	2,945,000	3,143,773
AIB Group Plc
4.75%, 10/12/2023(2)	2,219,000	2,381,967
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)	8,720,000	9,229,864
Air Lease Corp.
2.13%, 01/15/2020	1,850,000	1,849,894
2.50%, 03/01/2021	648,000	650,865
3.88%, 04/01/2021	2,540,000	2,591,614
3.50%, 01/15/2022	2,120,000	2,177,865
3.88%, 07/03/2023	4,000,000	4,211,984
Aircastle Ltd.
7.63%, 04/15/2020	580,000	588,582
5.13%, 03/15/2021	1,060,000	1,094,872
5.00%, 04/01/2023	5,090,000	5,440,769
4.13%, 05/01/2024	5,440,000	5,711,423
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	2,115,000	2,220,356
4.30%, 01/15/2026	5,995,000	6,574,844
3.95%, 01/15/2027	3,440,000	3,700,436
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,626,479
Ally Financial, Inc.
8.00%, 03/15/2020	1,500,000	1,513,125
4.13%, 03/30/2020	700,000	702,625
7.50%, 09/15/2020	100,000	103,500
4.25%, 04/15/2021	568,000	580,780
4.13%, 02/13/2022	105,000	108,412
4.63%, 05/19/2022	100,000	104,750
5.13%, 09/30/2024	400,000	441,116
4.63%, 03/30/2025	16,640,000	18,012,800
8.00%, 11/01/2031	2,663,000	3,696,510
8.00%, 11/01/2031	5,000	6,852
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	10,990,000	11,080,882
3.75%, 04/15/2023	2,000,000	2,083,037
3.30%, 07/15/2026	2,950,000	3,054,532
3.63%, 11/15/2027	3,733,000	3,933,133
American Homes 4 Rent LP
4.25%, 02/15/2028	73,000	77,676
American International Group, Inc.
3.90%, 04/01/2026	5,715,000	6,119,900
4.20%, 04/01/2028	2,522,000	2,772,642
American Tower Corp.
2.80%, 06/01/2020	1,500,000	1,504,316
3.45%, 09/15/2021	1,847,000	1,888,981
5.90%, 11/01/2021	2,200,000	2,349,367
3.50%, 01/31/2023	717,000	742,915
3.00%, 06/15/2023	4,166,000	4,263,873

Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP	1,490,000	1,970,693
8.38%, 07/15/2023(2)		1,200,000	1,587,136
Athene Holding Ltd.
4.13%, 01/12/2028		$11,630,000	12,028,082
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023(2)		4,325,000	4,662,696
5.13%, 10/01/2023(2)		14,068,000	15,163,616
5.25%, 05/15/2024(2)		2,587,000	2,823,917
3.95%, 07/01/2024(2)		1,230,000	1,281,783
4.38%, 05/01/2026(2)		3,202,000	3,382,273
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023		6,474,000	6,780,401
4.35%, 04/20/2028		1,820,000	1,974,205
5.00%, 04/20/2048		30,000	32,196
Banco Bilbao Vizcaya Argentaria SA
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2168(1)	EUR	2,000,000	2,259,840
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2168(1)(5)		1,000,000	1,229,551
Banco de Bogota SA
4.38%, 08/03/2027		$4,700,000	4,976,172
Banco Santander SA
3.85%, 04/12/2023		200,000	208,510
5.18%, 11/19/2025		2,400,000	2,686,495
Bank of America Corp.
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022(1)		8,835,000	8,900,901
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(1)		7,500,000	7,649,011
2.60% (3 Month LIBOR USD + 0.65%), 06/25/2022(1)		240,000	241,309
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(1)		11,033,000	11,298,880
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(1)		3,800,000	3,943,745
4.00%, 04/01/2024		3,955,000	4,234,900
4.25%, 10/22/2026		17,295,000	18,847,427
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		12,610,000	13,998,142
Bank of Ireland
7.38% (5 Year Swap Rate EUR + 6.96%), 06/18/2168(1)	EUR	1,700,000	1,964,097
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(1)		$6,000,000	6,089,729
3.45%, 08/11/2023		5,345,000	5,615,216
Barclays Bank Plc
5.14%, 10/14/2020		665,000	678,881
7.63%, 11/21/2022		200,000	224,750
7.63%, 11/21/2022		13,576,000	15,256,030
Barclays Plc
3.20%, 08/10/2021		1,500,000	1,520,352
3.68%, 01/10/2023		7,260,000	7,442,161
3.34% (3 Month LIBOR USD + 1.43%), 02/15/2023(1)		1,000,000	1,008,066
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)		7,045,000	7,355,751
1.50%, 09/03/2023	EUR	2,300,000	2,690,408
3.28% (3 Month LIBOR USD + 1.38%), 05/16/2024(1)		$200,000	202,284
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024(1)		4,465,000	4,704,827
3.65%, 03/16/2025		700,000	728,612
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		3,815,000	4,007,193
4.38%, 01/12/2026		3,170,000	3,424,551
3.25%, 02/12/2027	GBP	6,200,000	8,745,492
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		$3,700,000	4,167,006
3.25%, 01/17/2033	GBP	600,000	833,379
5.25%, 08/17/2045		$412,000	500,662
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2167(1)	GBP	2,400,000	3,314,499
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2167(1)		$4,850,000	5,298,625
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2167(1)	GBP	1,200,000	1,762,380
8.00% (5 Year Swap Rate EUR + 6.75%), 03/15/2168(1)	EUR	11,700,000	13,993,348

7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2168(1)	GBP	14,283,000	20,621,995
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2168(1)		900,000	1,347,118
BBVA Bancomer SA/Texas
4.38%, 04/10/2024(2)		$2,800,000	2,978,528
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042		1,000,000	1,173,336
Berkshire Hathaway, Inc.
2.20%, 03/15/2021		10,840,000	10,879,987
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	406,172
BNP Paribas SA
4.40%, 08/14/2028(2)		400,000	443,937
BOC Aviation Ltd.
3.00%, 03/30/2020(2)		750,000	750,822
2.95% (3 Month LIBOR USD + 1.05%), 05/02/2021(1)(2)		600,000	602,455
2.75%, 09/18/2022(2)		300,000	301,053
3.07% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		700,000	703,346
4.00%, 01/25/2024		400,000	417,847
3.50%, 10/10/2024(2)		1,900,000	1,960,618
Boston Properties LP
3.85%, 02/01/2023		3,245,000	3,398,494
3.20%, 01/15/2025		5,555,000	5,761,289
2.75%, 10/01/2026		2,660,000	2,695,255
Brixmor Operating Partnership LP
2.96% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,857,028
3.65%, 06/15/2024		3,624,000	3,787,738
3.85%, 02/01/2025		1,680,000	1,763,020
4.13%, 06/15/2026		2,980,000	3,171,982
3.90%, 03/15/2027		2,553,000	2,675,874
4.13%, 05/15/2029		10,235,000	10,981,360
Brookfield Finance, Inc.
3.90%, 01/25/2028		76,000	81,697
4.70%, 09/20/2047		482,000	552,722
Capital One Bank USA N.A.
3.38%, 02/15/2023		7,443,000	7,685,438
Capital One Financial Corp.
0.80%, 06/12/2024	EUR	2,940,000	3,349,277
4.25%, 04/30/2025		$2,880,000	3,132,724
4.20%, 10/29/2025		195,000	210,284
3.80%, 01/31/2028		8,795,000	9,445,163
Carlyle Holdings Finance LLC
3.88%, 02/01/2023(2)		428,000	442,052
CBL & Associates LP
5.95%, 12/15/2026		708,000	424,800
CBRE Services, Inc.
4.88%, 03/01/2026		445,000	495,645
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		3,705,000	3,881,762
China Construction Bank New Zealand Ltd
2.66% (3 Month LIBOR USD + 0.75%), 12/20/2021(1)		7,100,000	7,115,414
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		6,240,000	6,224,400
CIT Group, Inc.
4.13%, 03/09/2021		148,000	150,791
5.00%, 08/15/2022		250,000	265,000
Citigroup, Inc.
2.40%, 02/18/2020		2,260,000	2,260,909
2.90%, 12/08/2021		4,720,000	4,796,478
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(1)		4,000,000	4,081,409
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,312,368

4.13%, 07/25/2028		1,675,000	1,825,759
CNO Financial Group, Inc.
5.25%, 05/30/2025		6,110,000	6,766,825
5.25%, 05/30/2029		3,840,000	4,286,400
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,328,074
5.50% (5 Year Swap Rate EUR + 5.25%), 06/29/2168(1)	EUR	4,500,000	5,161,222
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2168(1)(5)		6,000,000	7,302,267
Credit Agricole SA
2.96% (3 Month LIBOR USD + 1.02%), 04/24/2023(1)(2)		$250,000	252,601
3.75%, 04/24/2023(2)		250,000	261,357
4.38%, 03/17/2025(2)		1,717,000	1,840,753
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		13,548,000	14,282,339
Credit Suisse AG
6.50%, 08/08/2023(2)		1,100,000	1,225,125
Credit Suisse Group AG
7.50% (5 Year Swap Rate USD + 4.60%), 06/10/2168(1)		1,400,000	1,573,250
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)		8,255,000	8,278,126
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2168(1)(2)		1,400,000	1,532,090
7.25% (5 Year Swap Rate USD + 4.33%), 03/12/2168(1)(2)		400,000	446,500
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2168(1)(2)		800,000	899,000
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025		5,500,000	5,816,312
Crown Castle International Corp.
3.40%, 02/15/2021		100,000	101,344
2.25%, 09/01/2021		1,510,000	1,513,987
4.88%, 04/15/2022		1,815,000	1,921,993
5.25%, 01/15/2023		200,000	217,164
4.45%, 02/15/2026		7,275,000	7,962,979
3.65%, 09/01/2027		7,580,000	8,012,529
3.80%, 02/15/2028		3,220,000	3,428,323
4.30%, 02/15/2029		11,875,000	13,144,038
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	201,760
CubeSmart LP
4.80%, 07/15/2022		1,783,000	1,880,786
Danske Bank
2.00%, 09/08/2021(2)		5,705,000	5,679,657
5.00%, 01/12/2022(2)		7,540,000	7,914,131
2.70%, 03/02/2022(2)		2,224,000	2,239,899
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,600,839
3.88%, 09/12/2023(2)		2,003,000	2,078,590
5.38%, 01/12/2024(2)		9,455,000	10,375,712
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		4,210,000	4,256,893
Deutsche Bank AG
1.88%, 02/28/2020	GBP	500,000	662,353
0.11% (3 Month EURIBOR + 0.50%), 12/07/2020(1)(5)	EUR	4,600,000	5,146,817
0.26% (3 Month EURIBOR + 0.65%), 09/10/2021(1)(5)		2,200,000	2,443,966
4.25%, 10/14/2021		$3,000,000	3,084,608
Deutsche Bank AG/New York NY
2.97% (3 Month LIBOR USD + 0.97%), 07/13/2020(1)		46,000	46,038
2.77% (3 Month LIBOR USD + 0.82%), 01/22/2021(1)		21,400,000	21,309,927
3.19% (3 Month LIBOR USD + 1.29%), 02/04/2021(1)		31,460,000	31,510,065
3.95%, 02/27/2023		200,000	204,989
3.96% (Secured Overnight Financing Rate + 2.58%), 11/26/2025(1)		11,220,000	11,459,122
Dexia Credit Local SA
2.25%, 02/18/2020(2)		7,070,000	7,073,051
Digital Realty Trust LP
3.63%, 10/01/2022		4,000,000	4,133,853
2.75%, 02/01/2023		1,445,000	1,459,404

4.75%, 10/01/2025		1,640,000	1,820,832
Discover Financial Services
3.75%, 03/04/2025		8,845,000	9,357,870
4.10%, 02/09/2027		2,625,000	2,825,577
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		2,926,187	2,990,970
EPR Properties
4.75%, 12/15/2026		140,000	152,873
4.95%, 04/15/2028		414,000	451,858
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	232,753
2.90%, 11/18/2026		$3,500,000	3,506,125
3.20%, 11/18/2029		8,645,000	8,677,159
ESH Hospitality, Inc.
4.63%, 10/01/2027(2)		400,000	405,000
Essex Portfolio LP
3.88%, 05/01/2024		4,200,000	4,437,091
3.63%, 05/01/2027		2,785,000	2,935,224
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028		138,000	150,191
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	330,129
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		4,000,000	4,605,856
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,132,180
Fidelity National Financial, Inc.
4.50%, 08/15/2028		15,455,000	16,713,942
First Abu Dhabi Bank PJSC
5.25% (5 Year Swap Rate USD + 3.35%), 12/17/2167(1)		5,500,000	5,539,875
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028(1)		5,000,000	5,298,750
GE Capital European Funding Unlimited Co.
0.00% (3 Month EURIBOR + 0.23%), 05/17/2021(1)(5)	EUR	250,000	279,803
0.80%, 01/21/2022		400,000	454,432
2.63%, 03/15/2023		100,000	120,275
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020		$29,315,000	29,337,129
3.37%, 11/15/2025		3,985,000	4,147,740
4.42%, 11/15/2035		58,340,000	62,119,024
GE Capital UK Funding Unlimited Co.
5.88%, 11/04/2020	GBP	128,000	175,830
5.13%, 05/24/2023		130,000	190,119
4.13%, 09/13/2023		200,000	286,413
Genworth Holdings, Inc.
7.70%, 06/15/2020		$2,400,000	2,454,564
7.20%, 02/15/2021		2,535,000	2,611,050
Global Bank Corp.
5.25% (3 Month LIBOR USD + 3.30%), 04/16/2029(1)		550,000	591,250
GLP Capital LP / GLP Financing II, Inc.
4.38%, 04/15/2021		1,500,000	1,529,130
3.35%, 09/01/2024		1,140,000	1,163,609
5.25%, 06/01/2025		3,404,000	3,736,230
5.38%, 04/15/2026		3,425,000	3,785,995
5.75%, 06/01/2028		4,034,000	4,580,204
5.30%, 01/15/2029		5,325,000	5,914,478
4.00%, 01/15/2030		3,645,000	3,720,452
Goldman Sachs Group, Inc.
2.63%, 04/25/2021		3,964,000	3,997,811
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(1)		11,078,000	11,232,671

2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(1)		1,235,000	1,256,825
3.50%, 01/23/2025		2,622,000	2,748,989
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)		3,700,000	3,827,153
3.50%, 11/16/2026		10,179,000	10,698,076
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(1)		6,270,000	6,904,457
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	474,862
Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)		200,000	214,245
HCP, Inc.
4.25%, 11/15/2023		318,000	339,130
4.20%, 03/01/2024		1,175,000	1,255,540
3.40%, 02/01/2025		2,625,000	2,739,062
4.00%, 06/01/2025		4,375,000	4,699,534
3.25%, 07/15/2026		705,000	730,442
3.50%, 07/15/2029		685,000	713,532
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023		3,356,000	3,463,296
3.63%, 01/15/2028		4,375,000	4,530,582
Healthcare Trust of America Holdings LP
3.70%, 04/15/2023		3,425,000	3,540,306
Highwoods Realty LP
4.13%, 03/15/2028		4,875,000	5,214,509
Host Hotels & Resorts LP
3.75%, 10/15/2023		2,175,000	2,273,956
4.50%, 02/01/2026		1,600,000	1,728,593
Howard Hughes Corp.
5.38%, 03/15/2025(2)		1,777,000	1,852,523
HSBC Holdings Plc
2.50% (3 Month LIBOR USD + 0.60%), 05/18/2021(1)		1,200,000	1,201,222
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023(1)		1,585,000	1,620,548
2.90% (3 Month LIBOR USD + 1.00%), 05/18/2024(1)		400,000	403,249
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)		7,615,000	8,007,249
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		10,000,000	10,804,024
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,573,856
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		2,600,000	2,799,818
3.00% (1 Year Swap Rate GBP + 1.77%), 05/29/2030(1)	GBP	2,400,000	3,346,162
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2168(1)		6,400,000	9,322,980
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2168(1)	EUR	600,000	776,497
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2168(1)		$1,820,000	2,002,000
Hudson Pacific Properties LP
3.95%, 11/01/2027		2,399,000	2,509,771
Hunt Companies, Inc.
6.25%, 02/15/2026(2)		82,000	80,975
ICICI Bank Ltd./Dubai
3.50%, 03/18/2020		200,000	200,362
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/2020(2)		200,000	205,249
5.75%, 11/16/2020		200,000	205,249
Industrial & Commercial Bank of China Ltd./Dubai DIFC
2.68% (3 Month LIBOR USD + 0.75%), 12/21/2021(1)		3,500,000	3,507,011
Industrial & Commercial Bank of China Ltd./New York NY
2.65% (3 Month LIBOR USD + 0.75%), 11/08/2020(1)		25,826,000	25,874,261
ING Bank NV
5.80%, 09/25/2023(2)		9,795,000	10,870,098
ING Groep NV
2.91% (3 Month LIBOR USD + 1.00%), 10/02/2023(1)		1,300,000	1,311,750
4.10%, 10/02/2023		2,200,000	2,338,880
International Lease Finance Corp.
8.25%, 12/15/2020		2,500,000	2,642,832

8.63%, 01/15/2022		2,150,000	2,418,333
5.88%, 08/15/2022		170,000	185,125
Jefferies Group LLC
6.45%, 06/08/2027		3,660,000	4,288,971
6.25%, 01/15/2036		1,430,000	1,705,052
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027		1,500,000	1,655,018
4.15%, 01/23/2030		7,180,000	7,603,071
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022		1,270,000	1,325,477
JPMorgan Chase & Co.
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022(1)		6,380,000	6,516,679
3.90%, 07/15/2025		18,700,000	20,179,755
2.95%, 10/01/2026		2,340,000	2,409,440
Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	229,600
Kilroy Realty LP
3.45%, 12/15/2024		1,845,000	1,919,455
4.38%, 10/01/2025		2,345,000	2,548,923
Kimco Realty Corp.
3.30%, 02/01/2025		880,000	915,195
Kreditanstalt fuer Wiederaufbau
1.00%, 10/12/2021	NOK	99,980,000	11,245,686
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021(2)		$1,025,000	1,039,094
5.25%, 10/01/2025(2)		4,265,000	4,424,938
Liberty Property LP
4.13%, 06/15/2022		2,000,000	2,092,166
Lloyds Bank Plc
5.80%, 01/13/2020(2)		2,000,000	2,002,062
3.30%, 05/07/2021		1,200,000	1,219,266
Lloyds Banking Group Plc
2.86% (3 Month LIBOR USD + 1.25%), 03/17/2023(1)		15,365,000	15,551,897
4.05%, 08/16/2023		2,000,000	2,119,250
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		14,065,000	14,269,049
4.45%, 05/08/2025		4,265,000	4,654,882
4.38%, 03/22/2028		400,000	440,566
4.55%, 08/16/2028		1,600,000	1,790,280
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		420,000	438,234
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2167(1)		3,100,000	3,475,875
6.38% (5 Year Swap Rate EUR + 5.29%), 06/27/2168(1)	EUR	4,881,000	5,605,049
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2168(1)	GBP	1,900,000	2,821,316
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2168(1)		900,000	1,503,138
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88%, 06/01/2020(2)		$500,000	500,000
Logicor Financing Sarl
3.25%, 11/13/2028	EUR	265,000	332,356
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		$1,079,000	1,176,110
Mid-America Apartments LP
3.60%, 06/01/2027		1,400,000	1,484,250
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/2022(2)		200,000	204,298
2.65%, 09/19/2022(2)		600,000	604,016
3.96%, 09/19/2023(2)		300,000	314,027
Morgan Stanley
5.50%, 01/26/2020		4,000,000	4,008,496
3.88%, 04/29/2024		14,850,000	15,787,366
4.00%, 07/23/2025		8,000,000	8,650,172
5.00%, 11/24/2025		10,320,000	11,615,303

3.13%, 07/27/2026		2,030,000	2,093,847
4.35%, 09/08/2026		8,350,000	9,125,123
3.95%, 04/23/2027		10,130,000	10,856,629
Nationwide Building Society
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,369,886
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		6,600,000	6,829,089
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,600,000	4,876,971
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,369,168
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	6,061,441
Nationwide Mutual Insurance Co.
4.18% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		1,790,000	1,787,595
NatWest Markets Plc
0.00% (3 Month EURIBOR + 0.40%), 03/02/2020(1)(5)	EUR	700,000	785,422
0.63%, 03/02/2022		4,750,000	5,383,916
3.63%, 09/29/2022(2)		$12,800,000	13,253,899
Navient Corp.
8.00%, 03/25/2020		1,809,000	1,827,669
5.00%, 10/26/2020		300,000	304,410
5.88%, 03/25/2021		9,693,000	10,012,869
6.63%, 07/26/2021		2,490,000	2,633,175
7.25%, 01/25/2022		8,300,000	9,017,452
6.50%, 06/15/2022		442,000	479,018
New York Life Global Funding
1.70%, 09/14/2021(2)		6,775,000	6,766,096
2.35%, 07/14/2026(2)		1,000,000	1,000,713
Newmark Group, Inc.
6.13%, 11/15/2023		602,000	663,421
Old Republic International Corp.
4.88%, 10/01/2024		335,000	367,068
3.88%, 08/26/2026		5,155,000	5,428,373
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025		5,050,000	5,384,056
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022		84,000	86,520
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021(2)		451,000	457,116
5.25%, 08/15/2022(2)		17,137,000	18,257,760
4.50%, 03/15/2023(2)		7,023,000	7,353,081
5.50%, 02/15/2024(2)		1,861,000	2,043,211
Physicians Realty LP
3.95%, 01/15/2028		177,000	185,119
Pricoa Global Funding I
3.45%, 09/01/2023(2)		11,595,000	12,148,635
Prologis LP
3.75%, 11/01/2025		1,325,000	1,433,324
QNB Finance Ltd.
3.57% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)		2,400,000	2,421,313
3.35% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)		3,400,000	3,417,004
Quicken Loans, Inc.
5.75%, 05/01/2025(2)		3,815,000	3,943,756
5.25%, 01/15/2028(2)		2,815,000	2,913,525
Raymond James Financial, Inc.
5.63%, 04/01/2024		1,617,000	1,820,766
4.95%, 07/15/2046		4,420,000	5,152,873
Reckson Operating Partnership LP
7.75%, 03/15/2020		1,398,000	1,413,400
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,477,341
4.13%, 03/15/2028		970,000	1,051,124
Retail Opportunity Investments Partnership LP

4.00%, 12/15/2024		895,000	912,682
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		120,000	131,279
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023(1)(5)	EUR	1,100,000	1,279,000
2.50%, 03/22/2023		3,600,000	4,313,693
3.38% (3 Month LIBOR USD + 1.47%), 05/15/2023(1)		$3,217,000	3,252,438
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023(1)		855,000	875,498
6.10%, 06/10/2023		500,000	550,179
3.88%, 09/12/2023		10,543,000	11,041,522
5.13%, 05/28/2024		3,650,000	3,951,682
3.50% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		5,845,000	5,933,607
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		1,600,000	1,698,657
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)	EUR	400,000	474,059
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		$16,200,000	17,198,439
4.80%, 04/05/2026		200,000	222,017
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,276,468
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,582,493
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	4,844,297
7.50% (5 Year Swap Rate USD + 5.80%), 09/30/2168(1)		3,460,000	3,535,705
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2168(1)		6,951,000	8,002,339
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2168(1)		3,100,000	3,352,030
Sabra Health Care LP / Sabra Capital Corp.
3.90%, 10/15/2029		200,000	201,140
Santander Holdings USA, Inc.
3.40%, 01/18/2023		184,000	188,550
3.50%, 06/07/2024		50,000	51,401
3.24%, 10/05/2026(2)		6,342,000	6,404,886
4.40%, 07/13/2027		153,000	165,037
Santander UK Group Holdings Plc
2.88%, 10/16/2020		2,800,000	2,812,376
2.88%, 08/05/2021		11,450,000	11,556,691
3.57%, 01/10/2023		6,395,000	6,544,853
0.38% (3 Month EURIBOR + 0.78%), 05/18/2023(1)(5)	EUR	200,000	225,151
1.13%, 09/08/2023		400,000	461,491
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024(1)		$1,000,000	1,024,009
0.45% (3 Month EURIBOR + 0.85%), 03/27/2024(1)(5)	EUR	1,200,000	1,350,140
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		$15,930,000	17,190,636
4.75%, 09/15/2025(2)		1,025,000	1,100,075
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026(1)	GBP	520,000	718,457
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		$4,990,000	5,257,710
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2168(1)	GBP	5,800,000	8,450,948
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2168(1)		5,647,000	8,151,347
Santander UK Plc
2.13%, 11/03/2020		$370,000	370,423
3.40%, 06/01/2021		600,000	612,347
SBA Tower Trust
2.88%, 07/09/2021(2)		3,000,000	3,009,399
3.17%, 04/11/2022(2)		2,825,000	2,852,901
3.45%, 03/15/2023(2)		600,000	617,845
3.72%, 04/11/2023(2)		3,515,000	3,590,358
3.87%, 10/08/2024(2)		10,376,000	10,797,138
2.84%, 01/15/2025(2)		3,250,000	3,281,700
Sberbank of Russia Via SB Capital SA
5.72%, 06/16/2021		3,720,000	3,892,615
5.13%, 10/29/2022		1,300,000	1,374,823
Service Properties Trust
3.95%, 01/15/2028		5,605,000	5,462,677
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		1,140,000	1,120,620
SITE Centers Corp.

3.63%, 02/01/2025		1,914,000	1,972,595
4.25%, 02/01/2026		2,500,000	2,636,223
4.70%, 06/01/2027		8,000,000	8,639,597
SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,144,825
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	895,511
Societe Generale SA
4.25%, 04/14/2025(2)		2,340,000	2,456,892
4.75%, 11/24/2025(2)		9,285,000	10,054,545
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2168(1)(2)		3,700,000	4,042,250
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2168(1)(2)		400,000	441,500
Springleaf Finance Corp.
8.25%, 12/15/2020		7,030,000	7,376,228
7.75%, 10/01/2021		5,960,000	6,474,050
6.13%, 05/15/2022		3,548,000	3,809,665
5.63%, 03/15/2023		3,658,000	3,941,495
6.13%, 03/15/2024		2,400,000	2,628,000
6.88%, 03/15/2025		363,000	412,913
Standard Chartered Plc
3.09% (3 Month LIBOR USD + 1.20%), 09/10/2022(1)(2)		3,900,000	3,929,367
3.12% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		6,475,000	6,513,200
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		7,295,000	7,548,950
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	140,315
Stichting AK Rabobank Certificaten
6.50%, 03/29/2168	EUR	840,000	1,196,724
STORE Capital Corp.
4.50%, 03/15/2028		$128,000	139,899
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,764,159
4.38%, 03/19/2024		3,220,000	3,432,957
4.25%, 08/15/2024		955,000	1,018,472
4.50%, 07/23/2025		2,778,000	2,994,542
3.70%, 08/04/2026		735,000	758,736
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		4,500,000	4,691,376
TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	144,973
UBS AG
5.13%, 05/15/2024		$200,000	215,250
4.75% (5 Year Swap Rate EUR + 3.40%), 02/12/2026(1)	EUR	2,300,000	2,705,603
UniCredit SpA
7.83%, 12/04/2023(2)		$13,400,000	15,614,216
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	3,107,000	4,691,470
5.66%, 06/30/2027		3,373,173	5,120,313
Unum Group
3.88%, 11/05/2025		$4,925,000	5,191,592
Ventas Realty LP
3.25%, 10/15/2026		7,052,000	7,213,392
3.85%, 04/01/2027		1,485,000	1,566,676
4.40%, 01/15/2029		3,000,000	3,303,627
3.00%, 01/15/2030		1,765,000	1,747,260
VEREIT Operating Partnership LP
4.60%, 02/06/2024		3,740,000	4,038,057
4.63%, 11/01/2025		10,265,000	11,229,564
4.88%, 06/01/2026		4,800,000	5,312,510
3.95%, 08/15/2027		4,155,000	4,364,390
Voyager Aviation Holdings LLC / Voyager Finance Co.

8.50%, 08/15/2021(2)		186,000	190,561
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,065,610
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,671,925
Wells Fargo & Co.
2.60%, 07/22/2020		310,000	311,179
2.63%, 07/22/2022		2,762,000	2,801,883
3.07%, 01/24/2023		19,585,000	19,987,192
3.16% (3 Month LIBOR USD + 1.23%), 10/31/2023(1)		5,000,000	5,088,950
2.41% (3 Month LIBOR USD + 0.83%), 10/30/2025(1)		1,290,000	1,290,000
3.00%, 04/22/2026		8,685,000	8,921,488
3.00%, 10/23/2026		770,000	788,412
Wells Fargo Bank N.A.
2.43% (3 Month LIBOR USD + 0.50%), 07/23/2021(1)		1,200,000	1,201,715
3.33% (3 Month LIBOR USD + 0.49%), 07/23/2021(1)		2,050,000	2,066,058
Welltower, Inc.
3.95%, 09/01/2023		13,500,000	14,239,334
4.50%, 01/15/2024		650,000	701,453
4.00%, 06/01/2025		4,690,000	5,044,792
4.25%, 04/15/2028		111,000	121,608
Willis North America, Inc.
3.60%, 05/15/2024		9,380,000	9,792,750
WPC Eurobond BV
2.25%, 04/09/2026	EUR	1,300,000	1,564,800
2.13%, 04/15/2027		400,000	474,410
1.35%, 04/15/2028		3,425,000	3,798,382
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023		$5,200,000	5,318,050

Total Financials			1,949,921,022

Industrials – 1.56%
3M Co.
3.00%, 09/14/2021		4,260,000	4,332,873
Amcor Finance USA, Inc.
3.63%, 04/28/2026(2)		2,990,000	3,069,416
4.50%, 05/15/2028(2)		4,100,000	4,380,020
Arrow Electronics, Inc.
3.50%, 04/01/2022		480,000	491,325
4.50%, 03/01/2023		380,000	400,878
4.00%, 04/01/2025		3,622,000	3,815,042
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024(2)		1,400,000	1,225,000
Aviation Capital Group LLC
2.88%, 01/20/2022(2)		8,869,000	8,929,469
3.88%, 05/01/2023(2)		100,000	103,265
4.13%, 08/01/2025(2)		168,000	175,501
4.88%, 10/01/2025(2)		3,007,000	3,236,660
Avnet, Inc.
3.75%, 12/01/2021		2,210,000	2,267,483
4.88%, 12/01/2022		5,855,000	6,198,812
4.63%, 04/15/2026		10,485,000	11,085,540
Ball Corp.
4.38%, 12/15/2020		752,000	767,784
4.00%, 11/15/2023		750,000	787,500
Berry Global, Inc.
4.88%, 07/15/2026(2)		959,000	1,011,457
Bombardier, Inc.
7.88%, 04/15/2027(2)		1,492,000	1,534,895
Boral Finance Pty Ltd.

3.00%, 11/01/2022(2)		4,439,000	4,455,120
3.75%, 05/01/2028(2)		3,520,000	3,530,366
Canadian Pacific Railway Co.
4.50%, 01/15/2022		110,000	115,255
Caterpillar Financial Services Corp.
3.15%, 09/07/2021		3,615,000	3,694,219
Caterpillar, Inc.
3.90%, 05/27/2021		3,110,000	3,194,349
CCCI Treasure Ltd.
3.50% (5 Year CMT Index + 7.19%), 10/21/2167(1)(5)		200,000	200,004
Clean Harbors, Inc.
5.13%, 07/15/2029(2)		2,319,000	2,487,359
DAE Funding LLC
4.00%, 08/01/2020(2)		3,524,000	3,546,025
5.25%, 11/15/2021(2)		6,444,000	6,685,650
4.50%, 08/01/2022(2)		183,000	185,745
5.75%, 11/15/2023(2)		2,501,000	2,622,924
5.00%, 08/01/2024(2)		8,307,000	8,721,855
Embraer Overseas Ltd.
5.70%, 09/16/2023(2)		3,575,000	3,923,598
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022(2)		4,576,000	4,770,480
6.50%, 10/01/2025(2)		1,561,000	1,647,636
Fortune Brands Home & Security, Inc.
3.00%, 06/15/2020		2,766,000	2,775,462
General Dynamics Corp.
3.00%, 05/11/2021		5,585,000	5,677,762
General Electric Co.
5.55%, 05/04/2020		154,000	155,653
0.00% (3 Month EURIBOR + 0.30%), 05/28/2020(1)(5)	EUR	150,000	168,111
6.25%, 09/29/2020	GBP	160,000	219,219
4.63%, 01/07/2021		$5,410,000	5,530,522
5.50%, 06/07/2021	GBP	100,000	139,821
4.65%, 10/17/2021		$2,750,000	2,866,373
0.38%, 05/17/2022	EUR	400,000	448,970
2.70%, 10/09/2022		$200,000	202,657
3.10%, 01/09/2023		46,000	46,972
3.38%, 03/11/2024		3,115,000	3,224,622
3.45%, 05/15/2024		915,000	949,337
5.55%, 01/05/2026		4,748,000	5,446,182
6.75%, 03/15/2032		5,231,000	6,709,781
6.15%, 08/07/2037		36,000	44,566
6.88%, 01/10/2039		27,000	35,918
5.00% (3 Month LIBOR USD + 3.33%), 06/15/2168(1)		7,944,000	7,780,830
Graphic Packaging International LLC
4.13%, 08/15/2024		50,000	51,875
4.75%, 07/15/2027(2)		1,500,000	1,605,000
Heathrow Funding Ltd.
4.88%, 07/15/2021(2)		7,220,000	7,466,520
ICTSI Treasury BV
5.88%, 09/17/2025		5,000,000	5,490,876
Jabil, Inc.
4.70%, 09/15/2022		3,685,000	3,903,312
John Deere Capital Corp.
2.95%, 04/01/2022		9,975,000	10,209,328
2.37% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)		10,000,000	10,048,783
Keysight Technologies, Inc.
4.55%, 10/30/2024		1,374,000	1,496,229
4.60%, 04/06/2027		2,295,000	2,542,751
3.00%, 10/30/2029		5,800,000	5,810,699

Komatsu Finance America, Inc.
2.12%, 09/11/2020		200,000	199,581
2.44%, 09/11/2022		860,000	862,776
L3Harris Technologies, Inc.
2.42% (3 Month LIBOR USD + 0.48%), 04/30/2020(1)		100,000	100,055
Masco Corp.
3.50%, 04/01/2021		7,044,000	7,145,461
Matthews International Corp.
5.25%, 12/01/2025(2)		1,064,000	1,064,000
NTT Finance Corp.
1.90%, 07/21/2021		5,400,000	5,384,521
OI European Group BV
4.00%, 03/15/2023(2)		216,000	217,620
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023		200,000	211,300
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 07/15/2020(2)		200,000	200,855
3.38%, 02/01/2022(2)		2,781,000	2,839,138
4.88%, 07/11/2022(2)		5,762,000	6,125,920
PerkinElmer, Inc.
3.30%, 09/15/2029		5,685,000	5,798,939
Republic Services, Inc.
2.90%, 07/01/2026		3,000,000	3,070,159
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020		5,712,890	5,720,031
5.50% (3 Month LIBOR USD + 3.50%), 07/15/2021(1)(2)		1,200,000	1,201,500
Roper Technologies, Inc.
2.35%, 09/15/2024		1,215,000	1,220,863
2.95%, 09/15/2029		1,930,000	1,946,806
Sealed Air Corp.
5.25%, 04/01/2023(2)		1,000,000	1,065,000
5.50%, 09/15/2025(2)		1,545,000	1,699,500
Sensata Technologies, Inc.
4.38%, 02/15/2030(2)		208,000	212,039
Siemens Financieringsmaatschappij NV
2.50% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,753,034
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		200,000	201,356
4.13%, 07/15/2023(2)		13,215,000	13,896,757
Spirit AeroSystems, Inc.
2.69% (3 Month LIBOR USD + 0.80%), 06/15/2021(1)		3,080,000	3,072,434
Textron, Inc.
2.45% (3 Month LIBOR USD + 0.55%), 11/10/2020(1)		830,000	830,033
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,289,720
7.50%, 03/15/2027		860,000	940,668
Trident TPI Holdings, Inc.
9.25%, 08/01/2024(2)		207,000	209,070
Triumph Group, Inc.
5.25%, 06/01/2022		482,000	479,590
6.25%, 09/15/2024(2)		751,000	789,489
Trivium Packaging Finance BV
3.75%, 08/15/2026(2)	EUR	340,000	403,670
5.50%, 08/15/2026(2)		$850,000	895,688
Union Pacific Corp.
3.95%, 09/10/2028		4,640,000	5,120,199
United Technologies Corp.
2.55% (3 Month LIBOR USD + 0.65%), 08/16/2021(1)		565,000	565,073
3.35%, 08/16/2021		5,105,000	5,226,167
4.50%, 06/01/2042		2,250,000	2,690,044

WRKCo, Inc.
3.00%, 09/15/2024		4,000,000	4,078,505
3.75%, 03/15/2025		815,000	860,210

Total Industrials			297,229,407

Technology – 1.45%
Activision Blizzard, Inc.
2.60%, 06/15/2022		100,000	101,161
Analog Devices, Inc.
2.85%, 03/12/2020		3,925,000	3,930,329
Apple, Inc.
4.65%, 02/23/2046		1,250,000	1,563,682
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020		7,514,000	7,514,336
2.20%, 01/15/2021		115,000	115,069
3.00%, 01/15/2022		30,477,000	30,916,099
2.65%, 01/15/2023		200,000	201,032
3.63%, 01/15/2024		4,721,000	4,889,301
3.88%, 01/15/2027		9,330,000	9,681,340
Broadcom, Inc.
3.13%, 04/15/2021(2)		23,700,000	23,982,817
3.13%, 10/15/2022(2)		23,350,000	23,776,161
4.75%, 04/15/2029(2)		13,947,000	15,249,917
Cadence Design Systems, Inc.
4.38%, 10/15/2024		3,153,000	3,364,108
Dell International LLC / EMC Corp.
4.42%, 06/15/2021(2)		3,515,000	3,616,545
4.90%, 10/01/2026(2)		2,055,000	2,260,583
5.30%, 10/01/2029(2)		1,395,000	1,570,865
8.35%, 07/15/2046(2)		520,000	714,826
EMC Corp.
2.65%, 06/01/2020		6,718,000	6,719,209
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	120,000
Fidelity National Information Services, Inc.
0.75%, 05/21/2023	EUR	1,870,000	2,139,358
Fiserv, Inc.
3.20%, 07/01/2026		$2,995,000	3,097,926
1.13%, 07/01/2027	EUR	1,465,000	1,691,324
Hewlett Packard Enterprise Co.
2.76% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		$2,500,000	2,500,331
Intel Corp.
1.70%, 05/19/2021		2,215,000	2,213,083
2.70%, 12/15/2022		8,055,000	8,250,217
International Business Machines Corp.
2.25%, 02/19/2021		10,858,000	10,895,573
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	115,121
Microchip Technology, Inc.
3.92%, 06/01/2021		$1,670,000	1,707,495
4.33%, 06/01/2023		15,130,000	15,973,771
Micron Technology, Inc.
4.64%, 02/06/2024		6,512,000	7,062,024
4.19%, 02/15/2027		3,800,000	4,064,449
5.33%, 02/06/2029		1,759,000	2,016,001
4.66%, 02/15/2030		6,437,000	7,082,160
Microsoft Corp.
1.85%, 02/06/2020		400,000	399,983
NCR Corp.
5.75%, 09/01/2027(2)		27,000	28,755

NXP BV
5.35%, 03/01/2026(2)	1,945,000	2,190,411
NXP BV / NXP Funding LLC
4.13%, 06/01/2021(2)	19,112,000	19,590,920
4.63%, 06/15/2022(2)	3,150,000	3,318,694
3.88%, 09/01/2022(2)	13,999,000	14,517,467
4.63%, 06/01/2023(2)	460,000	491,463
4.88%, 03/01/2024(2)	5,935,000	6,468,134
Oracle Corp.
2.80%, 07/08/2021	10,685,000	10,845,738
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,521,613
4.88%, 06/01/2027	855,000	907,661
5.75%, 12/01/2034	1,022,000	1,068,862
VMware, Inc.
2.30%, 08/21/2020	904,000	905,260
2.95%, 08/21/2022	2,540,000	2,588,337
3.90%, 08/21/2027	160,000	167,301
Western Digital Corp.
4.75%, 02/15/2026	872,000	909,060

Total Technology		277,015,872

Utilities – 1.64%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,562,938
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,630,494
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	330,629
2.95%, 12/15/2022	400,000	407,440
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	105,804
American Water Capital Corp.
4.15%, 06/01/2049	1,425,000	1,608,967
Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,794,636
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	570,000	578,859
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	6,925,706
British Transco International Finance BV
0.00%, 11/04/2021	400,000	383,311
Chugoku Electric Power Co., Inc.
2.70%, 03/16/2020	900,000	900,450
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,248,177
Dominion Energy Inc.
2.45%, 01/15/2023(2)	13,500,000	13,538,993
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,650,000	1,881,484
3.88%, 03/15/2046	2,750,000	3,042,863
3.70%, 12/01/2047	2,500,000	2,695,869
Duke Energy Corp.
2.41% (3 Month LIBOR USD + 0.50%), 05/14/2021(1)(2)	156,000	156,572
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,742,433
3.70%, 09/01/2028	4,050,000	4,425,724
4.10%, 03/15/2043	900,000	1,005,488
4.20%, 08/15/2045	1,000,000	1,135,516
Duquesne Light Holdings, Inc.

6.40%, 09/15/2020(2)	400,000	411,582
5.90%, 12/01/2021(2)	1,500,000	1,593,909
Emera US Finance LP
2.70%, 06/15/2021	338,000	341,060
Enel Americas SA
4.00%, 10/25/2026	9,422,000	9,751,864
Enel Finance International NV
2.75%, 04/06/2023(2)	8,060,000	8,112,964
3.63%, 05/25/2027(2)	3,175,000	3,285,987
Entergy Corp.
5.13%, 09/15/2020	3,022,000	3,063,262
4.00%, 07/15/2022	925,000	965,183
Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,981,622
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,107,872
3.90%, 07/15/2027	5,035,000	5,379,712
FirstEnergy Transmission LLC
4.35%, 01/15/2025(2)	7,535,000	8,090,165
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	281,207
ITC Holdings Corp.
2.70%, 11/15/2022	610,000	617,294
4.05%, 07/01/2023	3,812,000	3,999,671
3.25%, 06/30/2026	2,000,000	2,061,190
Jersey Central Power & Light Co.
4.70%, 04/01/2024(2)	150,000	163,448
4.30%, 01/15/2026(2)	1,000,000	1,087,872
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,783,250
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,506,451
LG&E & KU Energy LLC
4.38%, 10/01/2021	700,000	722,670
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,256,311
4.30%, 01/15/2029(2)	5,000,000	5,567,509
Mong Duong Finance Holdings BV
5.13%, 05/07/2029	250,000	255,626
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/2021	500,000	503,473
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/2020	3,400,000	3,429,693
2.46% (3 Month LIBOR USD + 0.55%), 08/28/2021(1)	9,000,000	9,001,484
NiSource, Inc.
2.65%, 11/17/2022	750,000	758,791
Northern States Power Co.
4.00%, 08/15/2045	1,000,000	1,160,939
3.60%, 09/15/2047	1,800,000	1,918,222
NRG Energy, Inc.
3.75%, 06/15/2024(2)	700,000	723,231
4.45%, 06/15/2029(2)	2,295,000	2,401,006
Pacific Gas & Electric Co.
3.50%, 10/01/2020(7)	2,454,000	2,460,135
4.25%, 05/15/2021(7)	6,273,000	6,288,682
3.25%, 09/15/2021(7)	959,000	961,398
2.45%, 08/15/2022(7)	1,944,000	1,942,787
3.25%, 06/15/2023(7)	2,644,000	2,630,780
4.25%, 08/01/2023(2)(7)	800,000	820,000
3.85%, 11/15/2023(7)	318,000	321,180

3.75%, 02/15/2024(7)	811,000	823,165
3.40%, 08/15/2024(7)	2,476,000	2,506,950
3.50%, 06/15/2025(7)	1,913,000	1,913,000
2.95%, 03/01/2026(7)	3,053,000	3,060,633
3.30%, 03/15/2027(7)	1,252,000	1,252,000
3.30%, 12/01/2027(7)	3,700,000	3,700,000
4.65%, 08/01/2028(2)(7)	100,000	103,250
6.05%, 03/01/2034(7)	1,003,000	1,050,642
5.80%, 03/01/2037(7)	795,000	828,787
6.35%, 02/15/2038(7)	444,000	469,810
6.25%, 03/01/2039(7)	615,000	647,287
5.40%, 01/15/2040(7)	4,186,000	4,353,440
4.50%, 12/15/2041(7)	203,000	204,523
4.45%, 04/15/2042(7)	941,000	955,115
3.75%, 08/15/2042(7)	166,000	166,000
4.60%, 06/15/2043(7)	488,000	495,320
5.13%, 11/15/2043(7)	1,132,000	1,158,183
4.75%, 02/15/2044(7)	423,000	434,633
4.30%, 03/15/2045(7)	475,000	482,125
4.00%, 12/01/2046(7)	16,000	15,880
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	785,587
Perusahaan Listrik Negara PT
5.45%, 05/21/2028(2)	11,800,000	13,570,000
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021(2)	2,615,000	2,691,627
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,294,416
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,019,227
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	24,894
Sempra Energy
2.40%, 03/15/2020	3,592,000	3,592,230
4.05%, 12/01/2023	1,250,000	1,328,608
3.25%, 06/15/2027	8,634,000	8,882,032
3.40%, 02/01/2028	3,037,000	3,144,559
Southern California Edison Co.
3.65%, 03/01/2028	40,000	42,846
6.65%, 04/01/2029	192,000	231,076
6.00%, 01/15/2034	20,000	24,590
5.75%, 04/01/2035	70,000	85,248
Southern California Gas Co.
5.13%, 11/15/2040	12,000	14,647
Southern Co.
3.25%, 07/01/2026	8,000,000	8,325,812
Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,250,000	3,316,074
5.88%, 03/15/2041	1,920,000	2,419,485
4.40%, 05/30/2047	1,915,000	2,113,303
Southern Power Co.
2.46% (3 Month LIBOR USD + 0.55%), 12/20/2020(1)(2)	600,000	600,146
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	10,929,655
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,121,761
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	404,000	408,171
3.75%, 05/02/2023(2)	4,235,000	4,413,470
Talen Energy Supply LLC

6.63%, 01/15/2028(2)		250,000	255,000
Tucson Electric Power Co.
5.15%, 11/15/2021		2,515,000	2,636,424
3.05%, 03/15/2025		3,000,000	3,086,850
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)		6,335,000	6,412,011
3.70%, 01/30/2027(2)		25,455,000	25,265,993
4.30%, 07/15/2029(2)		3,095,000	3,153,200

Total Utilities			312,621,520

Total Corporate Bonds (Cost: $5,669,874,153)			5,950,423,290

Convertible Securities – 0.11%
Communications – 0.03%
DISH Network Corp.
2.38%, 03/15/2024		7,520,000	6,866,512
3.38%, 08/15/2026		60,000	57,714

Total Communications			6,924,226

Consumer, Cyclical – 0.02%
Caesars Entertainment Corp.
5.00%, 10/01/2024		1,634,430	3,140,149

Total Consumer, Cyclical			3,140,149

Consumer, Non-cyclical – 0.04%
BioMarin Pharmaceutical, Inc.
0.60%, 08/01/2024		6,980,000	7,374,361

Total Consumer, Non-cyclical			7,374,361

Energy – 0.01%
Chesapeake Energy Corp.
5.50%, 09/15/2026		3,940,000	1,876,953
Whiting Petroleum Corp.
1.25%, 04/01/2020		158,000	154,222

Total Energy			2,031,175

Industrials – 0.01%
Greenbrier Cos, Inc.
2.88%, 02/01/2024		1,993,000	1,923,885

Total Industrials			1,923,885

Total Convertible Securities (Cost: $22,633,491)			21,393,796

Government Related – 21.21%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(2)		500,000	506,135
3.13%, 10/11/2027(2)		1,200,000	1,256,815
Africa Finance Corp.
3.88%, 04/13/2024(2)		1,085,000	1,127,983
Argentina Bocon
59.93% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS	3,900,000	91,195
Argentina Bonar Bonds
45.40% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020(1)		119,330,000	1,694,128
42.84% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)		187,669,000	2,209,832
Argentina POM Politica Monetaria
56.59% (Argentina Blended Historical Policy Rate + 0.00%), 06/21/2020(1)		2,004,605,000	22,432,687
Argentine Bonos del Tesoro
15.50%, 10/17/2026		6,610,000	39,745
Argentine Republic Government International Bond
3.88%, 01/15/2022	EUR	16,200,000	8,604,769
5.63%, 01/26/2022		$445,000	230,288

4.63%, 01/11/2023		8,716,000	4,301,346
3.38%, 01/15/2023	EUR	1,100,000	551,787
7.50%, 04/22/2026		$150,000	78,000
5.00%, 01/15/2027	EUR	2,000,000	989,474
6.88%, 01/26/2027		$300,000	149,250
5.25%, 01/15/2028	EUR	500,000	240,997
7.82%, 12/31/2033		220,177	142,305
7.13%, 07/06/2036		$200,000	96,500
3.38%, 12/31/2038(3)	EUR	179,000	90,373
3.75%, 12/31/2038(3)		$8,696,000	4,239,387
6.25%, 11/09/2047	EUR	100,000	49,812
6.88%, 01/11/2048		$1,200,000	574,500
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR	50,000	56,363
4.90%, 09/15/2021		50,000	59,621
Bahrain Government International Bond
7.00%, 10/12/2028		$300,000	354,913
Bonos de la Nacion Argentina con Ajuste por CER
4.00%, 03/06/2020	ARS	19,550,000	519,184
Brazilian Government International Bond
12.50%, 01/05/2022	BRL	15,980,000	4,483,910
4.63%, 01/13/2028		$500,000	537,000
City of New York NY
3.55%, 12/01/2028		3,645,000	3,852,802
Ciudad Autonoma de Buenos Aires/Government Bonds
51.31% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 5.00%), 01/23/2022(1)	ARS	46,530,000	761,617
Colombia Government International Bond
2.63%, 03/15/2023		$440,000	440,422
4.00%, 02/26/2024		31,290,000	32,962,138
4.50%, 01/28/2026		525,000	571,426
Commonwealth of Puerto Rico
5.00%, 07/01/2021(7)		240,000	170,100
4.13%, 07/01/2022(7)		100,000	68,750
5.70%, 07/01/2023(7)		170,000	131,963
5.25%, 07/01/2026(7)		200,000	161,500
5.00%, 07/01/2028(7)		20,000	16,125
5.13%, 07/01/2028(7)		30,000	23,813
5.38%, 07/01/2030(7)		165,000	124,575
5.13%, 07/01/2031(7)		2,590,000	2,072,000
5.50%, 07/01/2032(7)		1,610,000	1,288,000
8.00%, 07/01/2035(7)		800,000	509,000
5.13%, 07/01/2037(7)		190,000	133,000
5.25%, 07/01/2037(7)		100,000	80,750
5.75%, 07/01/2038(7)		80,000	63,500
6.00%, 07/01/2038(7)		610,000	496,388
5.50%, 07/01/2039(7)		520,000	371,800
6.00%, 07/01/2039(7)		55,000	43,863
6.50%, 07/01/2040(7)		30,000	23,813
5.00%, 07/01/2041(7)		395,000	268,600
5.75%, 07/01/2041(7)		100,000	75,875
Dominican Republic International Bond
6.00%, 07/19/2028		500,000	555,630
Egypt Government International Bond
5.58%, 02/21/2023(2)		400,000	418,353
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,087,400
Export-Import Bank of India
2.98% (3 Month LIBOR USD + 1.02%), 03/28/2022(1)		9,600,000	9,601,152
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	8,202,111

Inter-American Development Bank
2.63%, 04/19/2021		20,000,000	20,237,085
International Bank for Reconstruction & Development
2.75%, 07/23/2021		20,000,000	20,327,458
Israel Government Bond - Fixed
5.50%, 01/31/2042	ILS	54,000,000	26,796,255
Los Angeles Department of Water
6.01%, 07/01/2039		$675,000	874,152
Malaysia Government Bond
3.49%, 03/31/2020	MYR	16,000,000	3,919,326
3.66%, 10/15/2020		6,795,000	1,670,955
4.05%, 09/30/2021		51,970,000	12,924,993
Massachusetts Educational Financing Authority
3.85%, 05/25/2033		$4,148,236	4,191,917
Mexico Government International Bond
3.75%, 01/11/2028		650,000	675,350
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,894,659
5.27%, 05/01/2027		3,500,000	4,131,855
3.95%, 08/01/2032		1,900,000	2,059,505
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	336,134
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,107,854
Norway Government Bond
3.75%, 05/25/2021(2)	NOK	89,075,000	10,482,873
Oman Government International Bond
5.63%, 01/17/2028(2)		$500,000	516,875
6.00%, 08/01/2029(2)		2,540,000	2,651,150
Paraguay Government International Bond
4.70%, 03/27/2027		300,000	330,000
Peru Government Bond
5.94%, 02/12/2029(2)	PEN	21,282,000	7,246,654
6.95%, 08/12/2031		5,192,000	1,887,591
6.15%, 08/12/2032(2)		17,826,000	6,094,208
Peruvian Government International Bond
8.20%, 08/12/2026(2)		15,908,000	6,109,600
6.35%, 08/12/2028(2)		12,544,000	4,389,848
5.94%, 02/12/2029		11,140,000	3,793,240
5.94%, 02/12/2029(2)		11,637,000	3,962,471
6.95%, 08/12/2031		1,183,000	430,089
6.95%, 08/12/2031(2)		11,230,000	4,082,752
6.15%, 08/12/2032(2)		2,151,000	740,680
6.90%, 08/12/2037(2)		879,000	319,667
Provincia de Buenos Aires/Government Bonds
45.98% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)	ARS	15,450,000	157,411
52.27% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)		254,135,000	2,801,471
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(7)		$100,000	75,875
Qatar Government International Bond
3.88%, 04/23/2023		1,700,000	1,794,625
4.50%, 04/23/2028		600,000	687,012
5.10%, 04/23/2048		600,000	770,456
Republic of South Africa Government International Bond
4.88%, 04/14/2026		700,000	728,267
4.85%, 09/30/2029		7,600,000	7,600,000
5.75%, 09/30/2049		5,200,000	5,064,384
Russian Foreign Bond - Eurobond
4.75%, 05/27/2026		600,000	669,287
Saudi Government International Bond

2.88%, 03/04/2023(2)		2,000,000	2,035,160
4.00%, 04/17/2025		16,200,000	17,463,600
3.63%, 03/04/2028		600,000	633,268
4.63%, 10/04/2047(2)		800,000	900,000
5.00%, 04/17/2049(2)		1,400,000	1,673,000
State of California
7.95%, 03/01/2036		4,085,000	4,123,644
State of Illinois
5.10%, 06/01/2033		640,000	689,939
6.73%, 04/01/2035		70,000	82,157
7.35%, 07/01/2035		55,000	66,759
Texas Public Finance Authority
8.25%, 07/01/2024		4,660,000	4,700,822
Turkey Government International Bond
5.63%, 03/30/2021		800,000	823,394
7.25%, 12/23/2023		10,800,000	11,685,211
5.75%, 03/22/2024		600,000	613,226
6.35%, 08/10/2024		1,782,000	1,860,850
4.63%, 03/31/2025	EUR	6,300,000	7,465,894
7.63%, 04/26/2029		$11,900,000	13,141,622
U.S. Treasury Inflation Indexed Bonds
0.13%, 07/15/2024(8)		8,730,090	8,781,537
0.25%, 07/15/2029(8)		104,722,832	105,727,544
1.00%, 02/15/2049(8)		58,727,973	65,237,552
U.S. Treasury Inflation Indexed Note
0.13%, 10/15/2024(8)		45,583,153	45,843,045
U.S. Treasury Note/Bond
2.63%, 08/31/2020		46,770,000	47,068,686
2.75%, 09/30/2020		62,290,000	62,789,157
1.50%, 08/31/2021		13,940,000	13,915,016
1.50%, 09/30/2021		55,840,000	55,740,902
1.50%, 10/31/2021		58,356,000	58,260,230
1.50%, 11/30/2021		119,150,000	118,956,331
1.50%, 08/15/2022		31,050,000	30,967,039
1.50%, 09/15/2022(15)		220,645,000	220,024,429
1.38%, 10/15/2022		21,075,000	20,935,315
1.63%, 11/15/2022		251,170,000	251,217,039
1.63%, 12/15/2022		24,000,000	24,009,521
1.50%, 10/31/2024		313,951,000	311,034,747
1.50%, 11/30/2024		278,915,000	276,386,125
2.88%, 05/31/2025		167,200,000	176,932,312
2.00%, 11/15/2026(15)		44,737,000	45,202,113
1.63%, 11/30/2026		139,227,000	137,297,580
2.25%, 02/15/2027(15)		141,695,000	145,499,100
2.88%, 08/15/2028		44,165,000	47,568,410
2.38%, 05/15/2029(9)		90,230,000	93,710,680
1.75%, 11/15/2029		192,169,000	189,117,568
4.63%, 02/15/2040		18,930,000	26,141,947
3.88%, 08/15/2040		32,670,000	41,128,115
4.25%, 11/15/2040		55,600,000	73,496,047
2.50%, 02/15/2045		62,700,000	63,894,362
3.00%, 05/15/2045		30,000,000	33,450,859
2.50%, 05/15/2046(15)		11,105,000	11,323,572
2.88%, 11/15/2046		9,960,000	10,912,176
2.75%, 11/15/2047		250,000	267,772
3.00%, 02/15/2048		30,340,000	34,067,622
3.13%, 05/15/2048(9)		12,780,000	14,698,548
3.00%, 08/15/2048		91,040,000	102,409,833
3.00%, 02/15/2049		124,310,000	140,077,277
2.88%, 05/15/2049		52,917,900	58,261,849

2.25%, 08/15/2049(9)	232,090,000	224,873,440
2.38%, 11/15/2049	302,020,000	300,662,761
Uruguay Government International Bond
4.38%, 01/23/2031	400,000	447,200
Venezuela Government International Bond
7.75%, 04/13/2020(7)	100,000	11,250
6.00%, 12/09/2020(7)	30,000	3,450
9.00%, 05/07/2023(7)	110,000	12,650
9.00%, 05/07/2023(7)	7,405,000	851,575
8.25%, 10/13/2024(7)	7,294,000	838,810
7.65%, 04/21/2025(7)	534,000	61,410
11.75%, 10/21/2026(7)	120,000	13,800
9.25%, 09/15/2027(7)	1,049,000	120,635
9.25%, 05/07/2028(7)	420,000	48,300
11.95%, 08/05/2031(7)	3,200,000	368,000
7.00%, 03/31/2038(7)	187,000	21,505

Total Government Related (Cost: $4,023,982,899)		4,054,464,038

Mortgage-Backed Obligations – 32.87%
280 Park Avenue 2017-280P Mortgage Trust
2.62% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034(1)(2)	1,315,632	1,315,206
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	647,527	665,364
6.00%, 12/25/2033	187,487	189,661
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	427,709	438,230
5.50%, 08/25/2034	482,431	494,271
Alternative Loan Trust 2005-56
2.52% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035(1)	5,297,393	5,416,097
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	12,206,973	10,117,960
Alternative Loan Trust 2006-HY12
3.96%, 08/25/2036(4)	298,824	311,546
Alternative Loan Trust 2006-OA17
1.96% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046(1)	17,582,304	15,306,246
Alternative Loan Trust 2006-OA22
2.00% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047(1)	15,873,465	15,228,918
Alternative Loan Trust 2006-OA3
1.99% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036(1)	6,685,450	5,987,769
Alternative Loan Trust 2006-OA7
3.18% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046(1)	13,126,545	11,905,677
Alternative Loan Trust 2006-OC5
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 06/25/2046(1)	8,077,210	7,324,566
Alternative Loan Trust 2007-HY7C
1.93% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037(1)	3,210,112	2,990,345
Alternative Loan Trust 2007-OA2
1.92% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047(1)	13,084,214	10,752,899
3.08% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047(1)	29,829,916	25,620,181
Alternative Loan Trust 2007-OA4
1.96% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047(1)	2,159,074	2,039,393
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059(2)(4)	4,937,560	4,947,547
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048(2)(4)	7,580,372	7,689,049
4.02%, 11/25/2048(2)(4)	1,703,845	1,728,206
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049(2)(4)	2,880,295	2,912,125
3.78%, 03/25/2049(2)(4)	3,132,887	3,166,874
4.07%, 03/25/2049(2)(4)	3,460,000	3,520,494
AREIT 2018-CRE1 Trust

4.84% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/14/2035(1)(2)	4,800,000	4,799,491
Ashford Hospitality Trust 2018-ASHF
2.64% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035(1)(2)	1,061,043	1,055,766
2.99% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035(1)(2)	1,530,000	1,524,251
3.14% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035(1)(2)	715,000	712,759
Atrium Hotel Portfolio Trust 2017-ATRM
2.67% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 12/15/2036(1)(2)	3,120,000	3,109,500
3.24% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 12/15/2036(1)(2)	1,095,000	1,092,292
Austin Fairmont Hotel Trust 2019-FAIR
2.99% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032(1)(2)	2,155,000	2,154,996
3.19% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032(1)(2)	5,500,000	5,503,280
Aventura Mall Trust
4.11%, 07/05/2040(2)(4)	5,325,000	5,840,611
BAMLL Commercial Mortgage Securities Trust 2016-ISQ
2.85%, 08/14/2034(2)	6,895,000	6,946,071
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.09%, 08/10/2038(2)(4)	6,575,000	7,275,434
BAMLL Re-REMIC Trust 2016-RRLD11
5.88%, 06/17/2050(2)(4)	397,196	396,616
5.88%, 06/17/2050(2)(4)	100,000	48,000
Banc of America Commercial Mortgage Trust 2007-5
5.82%, 02/10/2051(4)	5,988,355	6,397,472
Banc of America Funding 2015-R7 Trust
2.68% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046(1)(2)	1,263,457	1,284,328
Banc of America Funding 2015-R8 Trust
3.17%, 11/26/2046(2)(4)	1,853,305	1,882,196
Banc of America Funding 2015-R9 Trust
2.00% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037(1)(2)	15,000,297	14,768,832
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	1,016,418
Bank 2017-BNK5
3.90%, 06/15/2060(4)	1,167,000	1,218,899
Bank 2019-BNK18
3.98%, 05/15/2062	4,550,000	4,872,686
BANK 2019-BNK20
2.76%, 09/15/2061	5,760,000	5,811,784
BANK 2019-BNK21
2.60%, 10/17/2052	6,675,000	6,645,571
2.85%, 10/17/2052	2,390,000	2,426,280
3.52%, 10/17/2052	1,960,000	1,974,097
BANK 2019-BNK22
2.50%, 11/15/2062(2)	3,945,000	3,404,637
BBCCRE Trust 2015-GTP
4.55%, 08/10/2033(2)(4)	2,715,000	2,831,749
BBCMS 2019-BWAY Mortgage Trust
3.90% (1 Month LIBOR USD + 2.16%, 2.16% Floor), 11/25/2034(1)(2)	2,025,000	2,014,860
BBCMS Trust 2018-CBM
2.74% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037(1)(2)	2,945,000	2,945,893
BCAP LLC 2014-RR2
1.95% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036(1)(2)	16,529,291	15,531,212
Bear Stearns ALT-A Trust 2005-1
2.92% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035(1)	6,466,887	6,272,463
Bear Stearns ARM Trust 2003-3
4.97%, 05/25/2033(4)	590,792	606,326
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041(2)(4)	9,159,076	9,478,824
Benchmark 2019-B13 Mortgage Trust
2.70%, 08/15/2057	7,750,000	7,774,699
3.18%, 08/15/2057	2,902,000	2,950,915
BFLD 2019-DPLO

3.28% (1 Month LIBOR USD + 1.54%, 1.54% Floor), 10/15/2034(1)(2)		4,650,000	4,641,185
Brass NO 8 Plc
2.81% (3 Month LIBOR USD + 0.70%), 11/16/2066(1)(2)		3,000,000	2,998,660
Brunel Residential Mortgage Securitisation No 1 Plc
1.01% (3 Month LIBOR GBP + 0.22%), 01/13/2039(1)	GBP	1,080,826	1,413,428
BX Commercial Mortgage Trust 2019-IMC
3.04% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034(1)(2)		$4,870,000	4,865,627
3.89% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034(1)(2)		4,215,000	4,234,721
BX Trust 2019-OC11
3.20%, 12/09/2041(2)		2,755,000	2,824,484
BXP Trust 2017-GM
3.38%, 06/13/2039(2)		6,185,000	6,479,115
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039(2)		5,010,000	5,464,425
Cantor Commercial Real Estate Lending 2019-CF1
4.18%, 05/15/2052(4)		3,445,000	3,700,945
4.35%, 05/15/2052(4)		3,220,000	3,385,988
Cantor Commercial Real Estate Lending 2019-CF2
2.62%, 11/15/2052		6,655,000	6,612,634
3.27%, 11/15/2052(4)		2,780,000	2,785,946
CD 2018-CD7 Mortgage Trust
4.85%, 08/15/2051(4)		8,190,000	8,892,749
Century Plaza Towers 2019-CPT
2.87%, 11/13/2039(2)		5,185,000	5,202,820
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028(2)		1,500,000	1,499,156
CGGS Commercial Mortgage Trust 2018-WSS
2.64% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/15/2037(1)(2)		3,950,000	3,940,056
2.84% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 02/15/2037(1)(2)		1,715,000	1,706,515
3.09% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/15/2037(1)(2)		1,580,000	1,575,636
4.04% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/15/2037(1)(2)		3,870,000	3,872,532
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037(2)		6,839,631	5,340,262
CIM Trust 2018-R4
4.07%, 12/26/2057(2)(4)		18,444,875	18,617,069
CIM Trust 2018-R5
3.75%, 07/25/2058(2)(4)		14,257,871	14,405,094
CIM Trust 2018-R6
2.77% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058(1)(2)		17,336,513	17,217,886
CIM Trust 2019-R3
2.63%, 06/25/2058(2)(4)		24,307,940	24,058,256
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048		1,133,500	1,132,728
3.57%, 02/10/2048		430,000	446,810
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058		1,350,000	1,442,794
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049		1,225,000	1,264,270
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050		2,140,000	2,285,598
Citigroup Commercial Mortgage Trust 2018-B2
4.67%, 03/10/2051(4)		1,195,000	1,247,899
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(2)(4)		1,227,908	1,231,601
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059(2)(3)		4,532,414	4,577,493
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066(2)(4)		3,414,876	3,417,839
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066(2)(4)		3,628,485	3,702,870

Civic Mortgage LLC 2018-2
4.35%, 11/25/2022(2)(3)		175,812	175,847
Clavis Securities Plc
0.97% (3 Month LIBOR GBP + 0.17%), 12/15/2032(1)	GBP	1,064,182	1,357,844
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048(2)(4)		$326,391	326,566
2.98%, 02/25/2048(2)(4)		93,589	93,642
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048(2)(4)		1,985,251	1,990,114
4.19%, 07/27/2048(2)(4)		1,095,000	1,105,706
COLT 2018-3 Mortgage Loan Trust
3.87%, 10/26/2048(2)(4)		1,636,669	1,645,019
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048(2)(4)		2,652,414	2,662,555
4.11%, 12/28/2048(2)(4)		2,200,146	2,208,520
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049(2)(4)		7,121,528	7,160,984
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049(2)(4)		5,675,928	5,682,974
3.54%, 05/25/2049(2)(4)		3,895,515	3,907,430
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049(2)(4)		3,579,530	3,574,653
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(2)		720,000	761,712
COMM 2013-SFS Mortgage Trust
2.99%, 04/12/2035(2)(4)		1,445,000	1,472,537
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047		1,115,000	1,170,027
COMM 2014-CR14 Mortgage Trust
4.64%, 02/10/2047(4)		5,465,000	5,659,485
Comm 2014-UBS2 Mortgage Trust
4.97%, 03/10/2047(4)		800,000	836,709
COMM 2014-UBS6 Mortgage Trust
4.45%, 12/10/2047(4)		1,013,000	1,033,244
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048		1,990,000	2,115,584
COMM 2015-CCRE25 Mortgage Trust
4.54%, 08/10/2048(4)		5,470,000	5,829,591
4.54%, 08/10/2048(4)		964,000	1,001,541
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048		2,495,000	2,592,732
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050		515,000	548,038
4.44%, 07/10/2050(4)		440,000	466,946
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036(2)		760,000	796,276
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050		3,110,000	3,292,674
COMM 2017-PANW Mortgage Trust
3.41%, 10/10/2029(2)(4)		1,285,000	1,328,841
Connecticut Avenue Securities Trust 2019-R01
2.64% (1 Month LIBOR USD + 0.85%), 07/25/2031(1)(2)		1,812,805	1,813,370
Connecticut Avenue Securities Trust 2019-R02
2.64% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 08/25/2031(1)(2)		186,182	186,195
Connecticut Avenue Securities Trust 2019-R03
2.54% (1 Month LIBOR USD + 0.75%), 09/25/2031(1)(2)		896,632	896,669
Connecticut Avenue Securities Trust 2019-R06
2.54% (1 Month LIBOR USD + 0.75%), 09/25/2039(1)(2)		4,410,682	4,411,595
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.83%, 08/26/2058(2)		722,024	727,667

Credit Suisse Mortgage Capital Certificates 2019-ICE4
3.34% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 05/15/2036(1)(2)		5,465,000	5,469,901
3.89% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 05/15/2036(1)(2)		2,375,000	2,378,720
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057(4)		8,560,000	8,926,525
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049		840,000	863,513
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049(4)		6,160,000	6,458,387
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052		10,970,000	11,497,401
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052		6,050,000	6,075,519
3.28%, 09/15/2052		2,625,000	2,650,879
3.48%, 09/15/2052		3,015,000	3,045,306
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033		109,813	112,840
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(2)		6,175,000	6,064,135
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062(2)(3)		2,601,215	2,600,652
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(2)		1,660,029	1,673,410
CSMC Trust 2013-5R
2.14% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036(1)(2)		6,788,099	6,645,753
DBCG 2017-BBG Mortgage Trust
2.44% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034(1)(2)		2,645,000	2,639,342
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050(4)		2,750,000	2,858,493
DBUBS 2017-BRBK Mortgage Trust
3.53%, 10/10/2034(2)(4)		2,540,000	2,575,474
DC Office Trust 2019-MTC
2.97%, 09/15/2045(2)		5,545,000	5,616,034
3.17%, 09/15/2045(2)(4)		4,450,000	4,338,188
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057(2)(4)		326,630	326,407
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058(2)(4)		1,838,625	1,849,601
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059(2)(4)		3,094,224	3,109,977
Deephaven Residential Mortgage Trust 2019-2
3.56%, 04/25/2059(2)(4)		3,663,339	3,687,155
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.19% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035(1)		5,160,519	4,928,799
Eleven Madison Trust 2015-11MD Mortgage Trust
3.55%, 09/10/2035(2)(4)		3,110,000	3,254,519
Ellington Financial Mortgage Trust 2019-2
2.74%, 11/25/2059(2)(4)		6,106,919	6,102,229
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%), 04/22/2024(1)(2)	EUR	1,177,826	1,322,210
Eurosail-UK 2007-5np Plc
1.55% (3 Month LIBOR GBP + 0.77%), 09/13/2045(1)	GBP	10,324,180	12,963,261
Eurosail-UK 2007-6nc Plc
1.50% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045(1)		256,493	329,398
Fannie Mae
3.50%, 01/01/2034(10)		$10,375,000	10,752,365
2.50%, 01/01/2049(10)		27,950,000	27,620,009
3.00%, 01/01/2049(10)		66,550,000	67,451,889
5.00%, 01/01/2049(10)		4,825,000	5,158,752
Fannie Mae Connecticut Avenue Securities

6.34% (1 Month LIBOR USD + 4.55%), 02/25/2025(1)	875,096	909,172
2.94% (1 Month LIBOR USD + 1.15%), 09/25/2029(1)	152,212	152,330
3.14% (1 Month LIBOR USD + 1.35%), 09/25/2029(1)	9,545,000	9,554,325
2.89% (1 Month LIBOR USD + 1.10%), 11/25/2029(1)	8,655,000	8,611,232
2.51% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/25/2031(1)	3,143,659	3,144,403
2.34% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 03/25/2031(1)	932,566	932,385
Fannie Mae Pool
3.47%, 12/01/2026	2,870,085	3,067,150
3.22%, 01/01/2027	3,565,000	3,747,150
2.82%, 05/01/2028	2,147,850	2,214,380
3.49%, 06/01/2028	8,500,000	9,100,003
3.00%, 10/01/2028	355,620	366,011
4.24%, 12/01/2029	11,576,472	12,966,235
3.00%, 02/01/2030	10,943,231	11,209,502
3.00%, 03/01/2030	11,066,687	11,335,961
3.00%, 05/01/2030	187,248	192,734
2.50%, 07/01/2030	577,201	585,270
2.50%, 07/01/2030	775,617	786,460
2.50%, 08/01/2030	1,400,930	1,420,521
3.55%, 08/01/2030	1,485,035	1,604,969
3.00%, 09/01/2030	2,090,414	2,154,202
3.00%, 12/01/2030	860,944	886,099
3.00%, 09/01/2031	752,372	774,365
2.50%, 11/01/2031	1,870,138	1,895,661
3.50%, 11/01/2031	2,544,553	2,636,416
2.50%, 01/01/2032	2,264,097	2,292,863
2.50%, 02/01/2032	6,147,913	6,214,837
3.00%, 06/01/2032	1,757,043	1,803,258
3.00%, 07/01/2032	17,216,387	17,665,106
3.25%, 07/01/2032	4,113,424	4,353,226
3.00%, 08/01/2032	5,049,819	5,182,069
3.00%, 09/01/2032	5,473,290	5,631,893
3.50%, 11/01/2032	1,771,943	1,857,536
3.00%, 04/01/2033	2,259,804	2,321,736
3.00%, 06/01/2033	12,562	12,795
3.00%, 10/01/2033	2,089,280	2,151,226
3.00%, 11/01/2033	1,367,386	1,410,071
6.00%, 03/01/2034	1,944,767	2,189,798
3.45%, 05/01/2034	10,464,000	11,228,443
5.50%, 05/01/2034	1,634,048	1,838,741
3.00%, 07/01/2034	3,430,093	3,514,773
5.50%, 07/01/2034	395,419	444,683
2.50%, 09/01/2034	8,885,124	8,960,435
2.50%, 11/01/2034	34,948,714	35,245,141
2.50%, 12/01/2034	53,953,131	54,410,755
2.50%, 01/01/2035	58,630,000	59,127,308
3.50%, 02/01/2035	157,625	164,747
5.00%, 07/01/2035	803,492	885,600
4.50%, 11/01/2035	342,493	371,216
3.50%, 01/01/2036	1,386,191	1,449,990
5.00%, 02/01/2036	1,284,906	1,416,527
6.00%, 06/01/2036	12,652	14,514
5.50%, 07/01/2036	153,237	172,408
3.00%, 11/01/2036	1,862,570	1,919,072
3.00%, 11/01/2036	1,616,613	1,658,595
3.00%, 11/01/2036	233,242	240,594
3.00%, 12/01/2036	2,086,032	2,140,206
3.00%, 12/01/2036	284,954	293,936
3.00%, 10/01/2037	45,566	46,741
3.21%, 11/01/2037	11,156,568	11,551,646

3.50%, 01/01/2038	7,426,558	7,738,924
3.00%, 03/01/2038	3,429,253	3,518,164
6.00%, 07/01/2038	1,295,382	1,485,302
6.00%, 10/01/2038	74,785	85,756
5.50%, 12/01/2039	340,113	381,250
5.50%, 03/01/2040	1,871,935	2,106,381
5.00%, 05/01/2040	31,759	34,991
6.50%, 05/01/2040	458,525	521,205
5.00%, 06/01/2040	10,253	11,304
4.50%, 08/01/2040	99,139	107,476
4.50%, 09/01/2040	38,015	41,274
4.00%, 11/01/2040	95,310	102,207
4.00%, 11/01/2040	350,051	375,341
4.00%, 11/01/2040	2,755,349	2,933,906
4.50%, 11/01/2040	2,554,949	2,774,485
4.00%, 12/01/2040	236,676	253,771
4.00%, 01/01/2041	174,728	187,384
4.50%, 01/01/2041	25,688	27,895
4.00%, 02/01/2041	771,120	826,896
4.00%, 02/01/2041	173,894	186,454
4.00%, 02/01/2041	575,627	617,154
4.50%, 02/01/2041	344,861	374,453
5.00%, 02/01/2041	749,291	825,658
5.50%, 06/01/2041	358,243	399,693
5.00%, 07/01/2041	937,518	1,032,522
6.00%, 07/01/2041	6,149,077	7,053,780
4.50%, 08/01/2041	43,385	47,109
5.00%, 08/01/2041	314,066	342,510
4.00%, 09/01/2041	336,613	360,973
4.50%, 11/01/2041	690,298	746,163
3.50%, 12/01/2041	72,322	77,084
4.00%, 01/01/2042	50,336	53,946
4.00%, 01/01/2042	3,165,176	3,388,426
4.00%, 02/01/2042	82,720	88,692
5.50%, 02/01/2042	816,430	916,263
5.50%, 02/01/2042	1,310,976	1,457,565
4.00%, 03/01/2042	3,178,161	3,419,076
5.00%, 03/01/2042	539,760	593,970
3.50%, 06/01/2042	62,613	65,753
3.50%, 06/01/2042	100,563	105,658
3.48%, 07/01/2042	4,108,597	4,407,607
3.50%, 07/01/2042	603,827	634,332
3.50%, 07/01/2042	83,994	88,253
3.50%, 08/01/2042	167,839	176,330
4.00%, 08/01/2042	3,088,231	3,286,053
3.50%, 09/01/2042	245,656	258,070
3.50%, 09/01/2042	187,948	197,464
2.50%, 12/01/2042	264,525	263,093
3.50%, 12/01/2042	1,923,183	2,020,689
3.50%, 12/01/2042	1,185,237	1,245,225
2.50%, 01/01/2043	806,515	802,172
2.50%, 01/01/2043	604,004	600,736
3.00%, 01/01/2043	2,644,628	2,722,266
3.50%, 01/01/2043	107,432	112,873
3.50%, 01/01/2043	273,764	287,639
2.50%, 02/01/2043	495,865	493,182
3.00%, 02/01/2043	3,909,155	4,023,590
3.50%, 03/01/2043	1,138,601	1,196,335
2.50%, 04/01/2043	350,794	348,896
3.00%, 04/01/2043	804,011	827,756

3.50%, 04/01/2043	94,344	99,251
3.00%, 05/01/2043	1,414,783	1,456,351
3.50%, 05/01/2043	448,140	470,864
3.00%, 06/01/2043	3,284,893	3,380,568
3.50%, 06/01/2043	144,885	154,158
3.50%, 06/01/2043	922,936	972,362
3.50%, 06/01/2043	2,375,291	2,495,742
3.50%, 06/01/2043	1,744,779	1,838,145
3.00%, 07/01/2043	329,125	338,891
3.50%, 07/01/2043	113,844	119,588
3.50%, 07/01/2043	176,269	186,873
3.00%, 08/01/2043	8,156,520	8,394,257
3.00%, 08/01/2043	160,249	163,530
3.50%, 08/01/2043	109,423	114,972
3.50%, 08/01/2043	114,747	120,699
3.00%, 09/01/2043	1,254,801	1,294,064
3.50%, 09/01/2043	499,681	528,372
4.00%, 09/01/2043	1,788,174	1,907,491
3.50%, 10/01/2043	332,103	348,942
5.50%, 10/01/2043	626,468	703,570
4.00%, 12/01/2043	3,505,270	3,729,076
3.50%, 01/01/2044	8,157,475	8,571,117
3.50%, 01/01/2044	563,745	592,326
3.50%, 01/01/2044	1,084,317	1,146,539
3.50%, 01/01/2044	5,627,740	5,913,054
3.00%, 02/01/2044	38,210	38,992
3.00%, 03/01/2044	7,837,375	8,065,999
3.50%, 03/01/2044	227,407	242,246
5.50%, 05/01/2044	431,762	485,662
5.50%, 05/01/2044	6,650,472	7,472,853
3.50%, 07/01/2044	771,437	812,666
5.00%, 11/01/2044	3,125,151	3,443,989
3.50%, 12/01/2044	396,442	416,544
3.50%, 02/01/2045	491,369	516,196
4.50%, 02/01/2045	561,845	605,643
5.00%, 02/01/2045	1,221,801	1,332,647
3.50%, 04/01/2045	63,833	67,218
3.50%, 04/01/2045	1,546,572	1,613,873
3.00%, 05/01/2045	631,271	649,810
3.00%, 05/01/2045	1,289,379	1,322,497
3.50%, 05/01/2045	2,051,810	2,141,118
3.50%, 06/01/2045	2,795,119	2,916,773
3.50%, 06/01/2045	2,276,469	2,397,194
4.00%, 06/01/2045	7,188,770	7,610,602
4.50%, 06/01/2045	367,420	396,454
3.00%, 07/01/2045	5,943,754	6,122,106
3.50%, 07/01/2045	2,762,465	2,895,483
4.00%, 07/01/2045	1,026,419	1,087,417
5.00%, 07/01/2045	648,033	713,341
3.50%, 08/01/2045	59,907	62,786
3.50%, 09/01/2045	4,927,405	5,189,220
4.00%, 09/01/2045	155,981	165,630
4.00%, 09/01/2045	117,850	124,845
3.50%, 10/01/2045	370,845	389,166
4.00%, 10/01/2045	3,262,195	3,455,903
3.50%, 11/01/2045	403,471	422,871
3.50%, 11/01/2045	7,369,773	7,689,627
3.50%, 12/01/2045	1,424,220	1,486,043
4.00%, 12/01/2045	161,921	172,370
4.00%, 12/01/2045	1,112,537	1,184,314

4.00%, 12/01/2045	5,416,845	5,747,998
4.00%, 12/01/2045	590,085	622,993
3.50%, 01/01/2046	33,517	35,291
3.50%, 01/01/2046	98,248	102,516
4.50%, 02/01/2046	2,691,240	2,891,983
4.00%, 03/01/2046	1,597,466	1,692,098
4.50%, 03/01/2046	1,980,187	2,133,683
3.50%, 04/01/2046	626,082	652,972
3.00%, 05/01/2046	13,335,644	13,649,189
3.50%, 05/01/2046	649,037	681,933
3.00%, 06/01/2046	384,828	394,722
3.50%, 06/01/2046	1,704,821	1,773,389
3.50%, 06/01/2046	3,433,667	3,615,506
3.50%, 06/01/2046	2,666,066	2,822,187
3.50%, 06/01/2046	5,317,201	5,545,912
3.50%, 06/01/2046	795,802	828,544
3.00%, 07/01/2046	2,771,957	2,837,019
3.50%, 07/01/2046	1,603,330	1,669,860
3.00%, 08/01/2046	122,531	125,036
3.50%, 08/01/2046	757,900	799,267
3.50%, 09/01/2046	6,918,572	7,203,738
4.00%, 09/01/2046	89,840	95,165
4.00%, 09/01/2046	2,156,789	2,279,211
4.50%, 09/01/2046	2,264,126	2,435,801
3.00%, 11/01/2046	1,776,437	1,818,273
3.00%, 11/01/2046	4,620,120	4,764,594
3.00%, 11/01/2046	642,458	657,568
3.00%, 11/01/2046	1,990,591	2,037,466
3.00%, 11/01/2046	2,034,498	2,086,806
3.00%, 11/01/2046	5,297,028	5,421,763
3.00%, 11/01/2046	870,374	892,752
3.00%, 11/01/2046	2,256,380	2,314,394
3.00%, 12/01/2046	51,354	52,563
3.50%, 12/01/2046	4,143,533	4,301,180
3.50%, 12/01/2046	2,131,377	2,213,386
4.00%, 12/01/2046	5,597,569	5,895,449
3.00%, 01/01/2047	35,564,588	36,369,357
3.00%, 01/01/2047	3,865,218	3,956,936
3.00%, 01/01/2047	2,823,958	2,905,246
3.50%, 01/01/2047	1,637,604	1,699,751
3.50%, 01/01/2047	1,028,385	1,067,427
3.50%, 01/01/2047	4,645,544	4,891,799
3.50%, 01/01/2047	23,971,515	24,914,164
3.00%, 02/01/2047	3,817,559	3,927,794
3.50%, 02/01/2047	1,547,803	1,608,464
3.50%, 02/01/2047	1,172,530	1,216,789
4.00%, 02/01/2047	2,659,983	2,815,823
4.00%, 02/01/2047	5,100,918	5,412,746
3.50%, 03/01/2047	223,658	232,059
4.00%, 03/01/2047	2,761,995	2,906,353
3.50%, 04/01/2047	4,699,327	4,882,083
4.00%, 04/01/2047	3,008,572	3,164,885
4.00%, 05/01/2047	3,408,920	3,628,647
4.00%, 05/01/2047	4,219,914	4,427,291
3.00%, 06/01/2047	2,401,831	2,476,784
3.50%, 06/01/2047	1,667,834	1,730,321
4.00%, 06/01/2047	1,690,064	1,781,860
4.00%, 06/01/2047	4,858,309	5,095,450
4.00%, 07/01/2047	4,144,400	4,341,011
3.00%, 08/01/2047	12,207,133	12,557,975

3.50%, 08/01/2047	15,366,277	16,178,917
4.00%, 08/01/2047	9,325,465	9,801,861
4.00%, 08/01/2047	3,840,947	4,051,356
4.00%, 08/01/2047	2,910,613	3,062,587
3.50%, 09/01/2047	4,255,907	4,419,506
3.00%, 10/01/2047	4,316,838	4,402,981
3.50%, 11/01/2047	17,477,045	18,167,963
4.50%, 11/01/2047	3,370,336	3,666,263
3.50%, 12/01/2047	4,378,625	4,601,585
3.50%, 12/01/2047	4,983,814	5,246,308
3.50%, 01/01/2048	3,775,066	3,984,141
3.50%, 01/01/2048	9,136,283	9,631,436
3.50%, 02/01/2048	2,512,167	2,619,434
4.50%, 04/01/2048	5,015,929	5,312,078
4.50%, 05/01/2048	8,516,283	8,978,065
4.50%, 05/01/2048	20,381,720	21,485,879
4.00%, 06/01/2048	13,389,458	13,916,285
4.00%, 06/01/2048	3,322,386	3,466,978
4.00%, 07/01/2048	38,680,981	40,315,402
4.50%, 08/01/2048	3,182,165	3,361,156
4.50%, 08/01/2048	15,854,554	16,708,486
3.00%, 09/01/2048	2,192,010	2,241,989
3.00%, 09/01/2048	1,211,420	1,239,839
4.00%, 09/01/2048	4,997,052	5,207,107
4.00%, 09/01/2048	26,891,011	28,928,491
4.50%, 09/01/2048	1,242,520	1,308,328
4.50%, 10/01/2048	5,480,060	5,777,097
4.50%, 11/01/2048	3,441,634	3,630,389
4.00%, 12/01/2048	148,283,133	154,232,280
4.00%, 12/01/2048	142,410,677	147,919,343
4.50%, 12/01/2048	8,874,699	9,336,701
5.00%, 12/01/2048	2,433,633	2,600,010
4.00%, 01/01/2049	10,500,802	11,104,755
4.00%, 02/01/2049	12,496,115	13,185,706
4.00%, 02/01/2049	1,924,750	2,000,281
4.00%, 03/01/2049	143,500,454	149,287,045
4.50%, 05/01/2049	9,515,017	10,205,203
3.00%, 08/01/2049	1,933,106	1,993,533
3.50%, 08/01/2049	734,883	757,748
4.00%, 08/01/2049	4,748,707	4,940,016
3.50%, 09/01/2049	5,628,220	5,803,340
3.00%, 10/01/2049	62,590,507	63,465,223
3.50%, 10/01/2049	3,033,607	3,127,996
3.50%, 10/01/2049	4,849,096	4,999,973
2.50%, 11/01/2049	112,659,012	111,351,377
3.00%, 11/01/2049	916,634	929,294
4.00%, 11/01/2049	2,779,319	2,899,575
2.50%, 12/01/2049	99,439,040	98,284,861
Fannie Mae REMICS
3.50%, 03/25/2042	4,260,306	4,430,842
4.00%, 06/25/2044	1,527,134	1,578,078
3.50%, 01/25/2047	19,535,130	20,356,268
4.00%, 05/25/2047	8,583,979	8,839,563
3.50%, 06/25/2047	17,905,365	18,553,080
3.00%, 09/25/2049	2,615,791	2,647,106
2.24% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 11/25/2049(1)	7,792,414	7,763,705
2.20% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 01/25/2050(1)	35,199,472	35,171,756
Fannie Mae-Aces
3.38%, 07/25/2028(4)	5,305,000	5,662,231
Feldspar 2016-1 Plc

1.50% (3 Month LIBOR GBP + 0.70%), 09/15/2045(1)	GBP	929,153	1,231,322
Finsbury Square 2017-2 Plc
1.46% (3 Month LIBOR GBP + 0.68%), 09/12/2065(1)		2,593,998	3,437,958
Finsbury Square 2018-2 Plc
1.73% (3 Month LIBOR GBP + 0.95%), 09/12/2068(1)		2,486,996	3,308,052
Finsbury Square 2019-1 Plc
1.77% (3 Month LIBOR GBP + 0.97%), 06/16/2069(1)		4,648,027	6,177,765
Flagstar Mortgage Trust 2017-2
4.12%, 10/25/2047(2)(4)		$1,304,230	1,374,418
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048(2)(4)		1,963,097	1,997,757
Freddie Mac Gold Pool
2.50%, 07/01/2030		1,221,852	1,238,047
3.00%, 03/01/2031		744,293	766,535
2.50%, 09/01/2031		4,253,428	4,318,063
2.50%, 12/01/2031		6,068,784	6,155,123
2.50%, 12/01/2031		12,098,476	12,259,131
2.50%, 02/01/2032		8,336,338	8,474,638
8.00%, 04/01/2032		194,092	232,759
3.00%, 12/01/2032		2,813,648	2,892,720
3.50%, 05/01/2033		625,686	650,655
3.00%, 06/01/2033		1,405,783	1,445,258
3.50%, 08/01/2033		18,076,901	18,781,277
3.50%, 08/01/2033		7,056,294	7,326,478
3.50%, 11/01/2033		13,259,069	13,759,483
3.98%, 04/01/2034		9,289,171	10,226,608
3.00%, 02/01/2038		5,027,800	5,136,149
5.50%, 08/01/2041		6,418,174	7,212,649
5.00%, 11/01/2041		1,001,700	1,104,334
4.50%, 07/01/2042		649,834	705,792
3.50%, 09/01/2042		417,956	439,401
3.50%, 11/01/2042		43,392	45,617
3.00%, 02/01/2043		766,183	789,043
3.50%, 07/01/2043		378,842	398,291
3.50%, 10/01/2043		835,229	879,057
3.50%, 01/01/2044		1,012,450	1,067,262
4.50%, 05/01/2044		387,558	418,237
4.00%, 01/01/2045		1,927,479	2,086,460
4.50%, 06/01/2045		708,269	790,054
4.00%, 07/01/2045		597,755	633,676
3.50%, 10/01/2045		11,407,258	12,026,201
4.00%, 12/01/2045		4,068,948	4,374,927
4.50%, 02/01/2046		742,204	827,780
3.50%, 03/01/2046		1,037,156	1,097,391
3.00%, 04/01/2046		216,988	222,225
4.50%, 05/01/2046		780,253	870,219
3.00%, 06/01/2046		7,470,919	7,651,287
3.50%, 06/01/2046		7,280,593	7,599,925
4.50%, 06/01/2046		928,203	1,029,536
3.00%, 08/01/2046		8,949,133	9,165,185
3.50%, 08/01/2046		19,904,773	21,060,864
3.50%, 08/01/2046		11,393,553	11,895,805
3.00%, 09/01/2046		27,133,596	27,826,384
3.00%, 10/01/2046		8,745,349	8,956,678
3.00%, 11/01/2046		9,453,685	9,682,132
3.50%, 11/01/2046		2,499,464	2,602,994
3.00%, 12/01/2046		5,551,332	5,685,480
3.00%, 12/01/2046		5,639,324	5,773,908
3.00%, 01/01/2047		10,792,832	11,053,638
3.00%, 02/01/2047		9,934,765	10,174,715

3.50%, 02/01/2047	1,326,785	1,380,371
4.50%, 02/01/2047	691,747	771,347
3.00%, 03/01/2047	5,912,908	6,049,350
3.50%, 04/01/2047	15,368,867	16,261,028
3.50%, 04/01/2047	6,406,676	6,651,645
3.00%, 08/01/2047	25,701,735	26,264,111
3.50%, 09/01/2047	22,525,472	23,403,734
3.50%, 10/01/2047	4,860,771	5,055,022
3.50%, 11/01/2047	3,385,920	3,516,314
3.50%, 11/01/2047	4,626,206	4,814,690
3.00%, 12/01/2047	6,658,132	6,786,611
3.50%, 12/01/2047	38,049,875	40,258,801
4.50%, 12/01/2047	4,611,113	4,869,845
3.00%, 01/01/2048	330,261	337,081
3.50%, 01/01/2048	3,926,077	4,082,239
3.50%, 01/01/2048	22,364,225	23,846,230
3.50%, 02/01/2048	3,677,309	3,825,653
3.50%, 03/01/2048	36,534,854	38,460,452
3.50%, 03/01/2048	37,656,582	39,436,306
3.50%, 03/01/2048	38,624,118	40,768,987
4.00%, 03/01/2048	10,077,225	10,784,139
4.00%, 06/01/2048	24,008,446	25,627,905
4.00%, 07/01/2048	12,321,866	13,182,549
5.00%, 07/01/2048	2,443,316	2,614,905
5.00%, 08/01/2048	1,429,545	1,528,756
4.00%, 09/01/2048	220,234,797	229,465,403
5.00%, 09/01/2048	728,167	778,599
4.00%, 10/01/2048	31,903,488	33,226,199
4.50%, 10/01/2048	13,834,540	14,589,792
5.00%, 10/01/2048	3,803,806	4,067,904
4.00%, 11/01/2048	49,243,727	52,533,666
5.00%, 11/01/2048	6,111,026	6,539,687
Freddie Mac Multifamily Structured Pass Through Certificates
3.11%, 06/25/2025	11,543,886	12,032,018
2.73%, 05/25/2029	15,705,000	15,935,980
3.90%, 12/25/2030(4)	8,900,000	9,891,020
0.73%, 01/25/2031(4)	295,805,577	11,682,516
3.75%, 11/25/2032	9,650,000	10,587,717
3.75%, 04/25/2033	5,505,000	6,063,870
3.99%, 05/25/2033(4)	17,639,000	19,804,431
0.91%, 04/25/2034(4)	18,987,148	1,750,326
2.86%, 10/25/2034	22,150,000	22,402,831
2.86%, 10/25/2046(4)	581,306	590,086
2.84%, 12/25/2047(4)	649,032	654,900
Freddie Mac Pool
5.00%, 03/01/2042	369,632	411,322
3.50%, 06/01/2046	870,783	912,704
4.00%, 12/01/2048	164,003,016	170,705,419
4.00%, 06/01/2049	53,399,318	55,470,055
3.00%, 09/01/2049	2,143,731	2,210,741
2.50%, 01/01/2050	239,054,411	236,279,685
Freddie Mac REMICS
3.00%, 01/15/2049	4,253,635	4,308,479
3.00%, 04/15/2049	20,852,490	21,325,990
Freddie Mac STACR 2019-HQA3
2.54% (1 Month LIBOR USD + 0.75%), 09/25/2049(1)(2)	2,354,364	2,354,677
Freddie Mac Stacr Remic Trust 2019-Hqa4
2.56% (1 Month LIBOR USD + 0.77%), 11/25/2049(1)(2)	3,800,000	3,800,606
Freddie Mac Stacr Trust 2018-HQA2
2.54% (1 Month LIBOR USD + 0.75%), 10/25/2048(1)(2)	2,346,720	2,346,719

Freddie Mac STACR Trust 2019-DNA1
2.69% (1 Month LIBOR USD + 0.90%), 01/25/2049(1)(2)	2,995,366	2,997,216
Freddie Mac Stacr Trust 2019-HQA1
2.69% (1 Month LIBOR USD + 0.90%), 02/25/2049(1)(2)	721,371	721,690
Freddie Mac STACR Trust 2019-HQA2
2.49% (1 Month LIBOR USD + 0.70%), 04/25/2049(1)(2)	510,507	510,531
Freddie Mac STACR Trust 2019-HRP1
3.19% (1 Month LIBOR USD + 1.40%), 02/25/2049(1)(2)	3,740,000	3,741,008
Freddie Mac Strips
3.00%, 09/15/2044	86,331,292	88,019,262
Freddie Mac Structured Agency Credit Risk Debt Notes
3.99% (1 Month LIBOR USD + 2.20%), 02/25/2024(1)	241,787	244,393
3.44% (1 Month LIBOR USD + 1.65%), 04/25/2024(1)	475,597	476,952
3.64% (1 Month LIBOR USD + 1.85%), 10/25/2027(1)	434,358	437,104
4.39% (1 Month LIBOR USD + 2.60%), 12/25/2027(1)	1,944,589	1,950,160
4.64% (1 Month LIBOR USD + 2.85%), 04/25/2028(1)	1,505,107	1,519,558
4.69% (1 Month LIBOR USD + 2.90%), 07/25/2028(1)	72,610	72,912
3.79% (1 Month LIBOR USD + 2.00%), 12/25/2028(1)	129,367	129,556
2.99% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029(1)	144,423	144,687
2.99% (1 Month LIBOR USD + 1.20%), 10/25/2029(1)	3,365,768	3,377,320
2.59% (1 Month LIBOR USD + 0.80%), 12/25/2029(1)	91,243	91,279
2.54% (1 Month LIBOR USD + 0.75%), 03/25/2030(1)	831,757	832,327
2.24% (1 Month LIBOR USD + 0.45%), 07/25/2030(1)	694,073	693,431
2.84% (1 Month LIBOR USD + 1.05%), 07/25/2030(1)	5,965,000	5,942,723
3.81%, 05/25/2048(2)(4)	445,000	432,438
4.15%, 08/25/2048(2)(4)	4,290,000	4,277,254
4.46%, 11/25/2048(2)(4)	221,472	221,223
Freddie Mac Whole Loan Securities Trust
3.59%, 12/25/2046(2)(4)	3,549,838	3,557,059
FREMF 2018-K731 Mortgage Trust
3.93%, 02/25/2025(2)(4)	4,525,000	4,665,961
FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026(2)(4)	5,440,000	5,569,036
FREMF 2019-K94 Mortgage Trust
3.97%, 07/25/2052(2)(4)	2,800,000	2,913,977
FREMF 2019-K98 Mortgage Trust
3.86%, 10/25/2052(2)(4)	2,895,000	2,942,158
FREMF K-100 Mortgage Trust
3.49%, 11/25/2052(2)(4)	6,980,000	6,952,814
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057(2)(4)	1,916,484	1,922,252
Galton Funding Mortgage Trust 2017-2
3.50%, 06/25/2059(2)(4)	3,261,610	3,258,254
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058(2)(4)	4,539,778	4,608,132
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059(2)(4)	1,295,928	1,313,871
4.00%, 02/25/2059(2)(4)	1,173,106	1,181,779
Galton Funding Mortgage Trust 2019-H1
2.66%, 10/25/2059(2)(4)	6,703,756	6,705,732
2.96%, 10/25/2059(2)(4)	5,949,029	5,950,708
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068(2)(4)	4,328,372	4,321,276
Ginnie Mae
3.50%, 03/20/2039	516,887	11,298
3.50%, 05/20/2043	256,117	43,075
3.00%, 11/20/2047	969,734	978,008
3.00%, 12/20/2047	714,873	718,451
3.50%, 08/20/2048	8,268,752	8,540,437
2.06% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 09/20/2048(1)	2,392,777	2,383,611

3.50%, 09/20/2048	5,127,935	5,328,117
3.50%, 12/20/2048	1,426,682	1,467,407
3.00%, 01/01/2049(10)	52,025,000	53,404,631
3.00%, 07/20/2049	1,790,121	1,805,352
3.00%, 09/20/2049	16,001,410	16,222,776
Ginnie Mae I Pool
7.50%, 08/15/2033	265,163	300,610
5.00%, 09/15/2039	38,561	42,966
5.00%, 10/15/2039	304,105	338,811
5.00%, 12/15/2039	485,876	541,480
5.00%, 02/15/2040	67,482	75,222
5.00%, 02/15/2040	67,482	75,222
5.00%, 06/15/2040	190,497	212,277
4.50%, 05/15/2041	508,848	553,682
5.00%, 09/15/2041	153,324	170,911
3.00%, 10/15/2042	178,346	183,879
3.00%, 12/15/2042	31,120	32,085
3.50%, 12/15/2042	9,755	10,369
3.50%, 01/15/2043	13,781	14,555
3.00%, 05/15/2043	100,398	103,514
3.00%, 06/15/2043	8,670	8,937
3.00%, 06/15/2043	8,931	9,206
3.50%, 10/15/2043	65,467	68,765
5.00%, 07/15/2044	162,101	176,222
4.50%, 09/15/2045	190,246	206,887
Ginnie Mae II Pool
5.50%, 07/20/2036	95,087	106,979
5.50%, 01/20/2040	200,390	222,152
5.00%, 05/20/2040	183,745	203,212
5.00%, 06/20/2040	98,552	108,974
5.00%, 08/20/2040	75,873	83,859
5.00%, 09/20/2040	65,793	72,724
3.50%, 07/20/2042	5,097,404	5,384,871
3.50%, 08/20/2042	18,353	19,386
3.50%, 09/20/2042	3,176,870	3,344,107
3.50%, 12/20/2042	7,689	8,120
3.50%, 02/20/2043	21,166	22,255
3.50%, 05/20/2043	9,928	10,448
3.50%, 06/20/2043	4,647,239	4,904,582
3.50%, 07/20/2043	1,910,599	2,016,400
3.50%, 09/20/2043	137,348	144,570
3.50%, 10/20/2044	453,939	475,620
3.50%, 10/20/2044	62,237	65,279
3.00%, 12/20/2044	613,151	634,120
3.50%, 12/20/2044	10,581	11,037
5.00%, 12/20/2044	289,397	313,207
3.50%, 01/20/2045	2,471,661	2,583,054
3.50%, 03/20/2045	428,274	446,429
3.50%, 05/20/2045	13,650	14,261
5.50%, 06/20/2045	248,089	276,261
3.50%, 07/20/2045	571,572	595,836
4.50%, 07/20/2045	4,198,269	4,493,684
4.00%, 09/20/2045	2,290,096	2,409,593
3.50%, 10/20/2045	86,447	90,659
3.50%, 10/20/2045	114,376	119,919
3.50%, 12/20/2045	3,010,335	3,144,370
4.50%, 12/20/2045	80,657	86,275
3.50%, 01/20/2046	2,161,489	2,253,140
4.50%, 01/20/2046	675,131	720,602
3.50%, 02/20/2046	1,463,702	1,529,886

3.50%, 02/20/2046	668,396	698,316
3.50%, 03/20/2046	8,123,068	8,464,502
3.50%, 04/20/2046	5,483,014	5,709,045
3.00%, 05/20/2046	31,771	32,781
3.00%, 05/20/2046	85,936	88,794
3.50%, 05/20/2046	11,190	11,684
3.50%, 05/20/2046	22,337	23,350
3.50%, 05/20/2046	3,757,147	3,913,946
3.50%, 05/20/2046	83,304	87,074
4.00%, 05/20/2046	1,184,324	1,239,614
3.00%, 06/20/2046	189,465	194,950
3.50%, 06/20/2046	91,935	96,079
3.50%, 06/20/2046	2,332,034	2,425,455
3.00%, 07/20/2046	290,535	299,776
3.00%, 07/20/2046	55,438	57,200
3.00%, 07/20/2046	89,509	92,496
3.00%, 07/20/2046	226,115	232,885
3.00%, 07/20/2046	132,827	136,418
3.00%, 07/20/2046	158,201	163,245
3.50%, 07/20/2046	769,300	799,031
3.00%, 08/20/2046	72,669	74,629
3.00%, 08/20/2046	121,435	125,475
3.00%, 08/20/2046	113,578	117,172
3.00%, 09/20/2046	62,117	64,010
3.00%, 09/20/2046	72,097	74,375
3.50%, 09/20/2046	1,379,458	1,434,499
3.00%, 10/20/2046	2,715,836	2,801,295
3.00%, 12/20/2046	6,474,770	6,681,245
3.50%, 12/20/2046	5,126,431	5,319,964
3.50%, 01/20/2047	6,939,742	7,191,766
4.50%, 01/20/2047	3,599,309	3,860,109
3.00%, 03/20/2047	1,643,402	1,693,239
4.00%, 03/20/2047	3,266,842	3,413,033
3.50%, 04/20/2047	3,512,410	3,653,536
4.00%, 04/20/2047	7,002,866	7,313,406
3.50%, 05/20/2047	470,686	489,578
4.00%, 05/20/2047	5,497,856	5,742,829
4.50%, 05/20/2047	8,130,851	8,659,461
3.50%, 06/20/2047	16,116,044	16,662,439
4.00%, 06/20/2047	2,664,434	2,786,887
4.50%, 06/20/2047	11,197,191	11,925,415
5.00%, 06/20/2047	5,440,342	5,840,474
4.00%, 07/20/2047	1,341,473	1,401,665
4.50%, 07/20/2047	1,302,055	1,386,562
5.00%, 07/20/2047	785,987	843,661
3.50%, 08/20/2047	7,348,951	7,633,339
4.00%, 08/20/2047	1,121,327	1,171,173
5.00%, 08/20/2047	542,991	582,918
3.00%, 09/20/2047	18,648,238	19,212,783
3.50%, 09/20/2047	19,731,371	20,492,715
4.00%, 09/20/2047	5,775,262	6,055,766
4.50%, 09/20/2047	3,356,253	3,553,230
5.00%, 09/20/2047	5,453,525	5,853,130
3.50%, 10/20/2047	1,548,474	1,600,733
5.00%, 10/20/2047	503,273	536,752
5.50%, 10/20/2047	906,649	986,972
3.00%, 11/20/2047	7,136,629	7,343,167
3.50%, 11/20/2047	26,150,283	27,136,708
4.00%, 11/20/2047	4,076,965	4,256,621
4.50%, 11/20/2047	1,273,679	1,348,305

5.00%, 11/20/2047	1,033,086	1,108,900
4.00%, 12/20/2047	3,973,067	4,148,357
5.00%, 12/20/2047	2,092,505	2,245,524
3.00%, 01/20/2048	8,855,859	9,103,944
3.50%, 01/20/2048	26,951,623	27,948,814
4.00%, 01/20/2048	5,741,560	5,970,310
4.00%, 01/20/2048	913,546	963,396
4.50%, 01/20/2048	425,591	446,977
5.00%, 01/20/2048	2,733,902	2,931,206
3.50%, 02/20/2048	3,398,656	3,546,740
3.50%, 02/20/2048	8,257,287	8,664,819
5.00%, 02/20/2048	2,501,930	2,678,837
3.50%, 04/20/2048	461,105	485,439
5.50%, 05/20/2048	3,604,200	3,843,424
4.00%, 06/20/2048	3,715,231	3,858,710
5.00%, 06/20/2048	2,595,845	2,774,494
4.00%, 08/20/2048	9,560,340	9,952,329
4.50%, 08/20/2048	18,508,509	19,476,584
5.00%, 08/20/2048	7,050,385	7,488,012
4.00%, 09/20/2048	5,340,749	5,564,270
4.50%, 09/20/2048	1,745,909	1,855,327
4.50%, 09/20/2048	2,115,967	2,224,977
4.00%, 10/20/2048	2,633,330	2,742,789
5.00%, 10/20/2048	6,622,834	6,973,992
5.00%, 11/20/2048	2,844,579	3,010,648
5.50%, 12/20/2048	2,420,432	2,572,296
3.50%, 01/20/2049	8,066,196	8,315,729
5.50%, 01/20/2049	717,522	762,897
5.50%, 03/20/2049	4,806,049	5,107,594
4.00%, 05/20/2049	16,901,019	17,521,774
4.50%, 05/20/2049	5,281,063	5,517,467
3.50%, 06/20/2049	6,919,086	7,041,010
3.50%, 07/20/2049	28,198,703	28,624,770
3.00%, 09/20/2049	1,269,096	1,279,467
4.00%, 09/20/2049	16,051,552	16,706,506
3.00%, 10/20/2049	36,973,998	37,390,691
Gosforth Funding 2018-1 Plc
2.36% (3 Month LIBOR USD + 0.45%), 08/25/2060(1)(2)	1,808,251	1,806,978
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064(2)	2,473,359	2,440,201
Great Wolf Trust
3.66% (1 Month LIBOR USD + 1.93%, 1.93% Floor), 12/15/2029(1)(2)	3,400,000	3,394,716
GS Mortgage Securities Corp. Trust 2013-PEMB
3.55%, 03/05/2033(2)(4)	4,700,000	4,079,818
GS Mortgage Securities Corp. Trust 2019-SOHO
3.04% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036(1)(2)	7,090,000	7,090,279
GS Mortgage Securities Trust 2011-GC3
5.64%, 03/10/2044(2)(4)	340,000	351,227
GS Mortgage Securities Trust 2011-GC5
5.39%, 08/10/2044(2)(4)	220,000	218,870
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046(4)	7,561,000	8,232,074
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047	905,000	955,627
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	569,485
GS Mortgage Securities Trust 2017-GS8
4.34%, 11/10/2050(4)	5,365,000	5,658,520
GS Mortgage Securities Trust 2019-GC40
3.16%, 07/10/2052	9,560,000	9,940,288

GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/2052		6,330,000	6,374,067
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049(2)(4)		3,855,000	3,927,033
HarborView Mortgage Loan Trust 2005-9
2.21% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035(1)		7,885,651	7,968,868
HarborView Mortgage Loan Trust 2006-10
1.96% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036(1)		10,581,825	9,792,508
HarborView Mortgage Loan Trust 2006-12
1.97% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/19/2036(1)		34,525,315	30,561,277
HarborView Mortgage Loan Trust 2006-7
1.96% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2046(1)		4,978,744	4,612,472
HarborView Mortgage Loan Trust 2007-6
1.96% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037(1)		9,573,577	8,904,046
Harvest Commercial Capital Loan Trust 2019-1
3.29%, 09/25/2046(2)(4)		10,728,030	10,671,177
Hawksmoor Mortgages
1.76% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053(1)(2)	GBP	22,329,287	29,644,247
Hilton Orlando Trust 2018-ORL
2.51% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 12/15/2034(1)(2)		$2,085,000	2,083,821
2.79% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 12/15/2034(1)(2)		350,000	349,802
Holmes Master Issuer Plc
2.36% (3 Month LIBOR USD + 0.36%), 10/15/2054(1)(2)		3,949,429	3,946,854
2.42% (3 Month LIBOR USD + 0.42%), 10/15/2054(1)(2)		5,781,359	5,780,298
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048(2)(4)		5,547,280	5,582,107
4.00%, 06/25/2048(2)(4)		4,841,881	4,874,852
Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059(2)(4)		3,162,706	3,179,479
3.61%, 01/25/2059(2)(4)		4,416,559	4,439,815
3.95%, 01/25/2059(2)(4)		4,495,000	4,545,115
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059(2)(4)		7,721,688	7,688,808
Homeward Opportunities Fund I Trust 2019-3
2.68%, 11/25/2059(2)(4)		3,740,000	3,728,207
3.03%, 11/25/2059(2)(4)		3,980,000	3,967,482
HSI Asset Securitization Corp. Trust 2005-NC1
2.75% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 07/25/2035(1)		6,336,000	6,154,275
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039(2)		6,570,000	6,791,991
3.38%, 07/10/2039(2)(4)		3,905,000	4,004,643
3.44%, 07/10/2039(2)(4)		4,500,000	4,509,598
Hudson Yards 2019-55HY Mortgage Trust
3.04%, 12/10/2041(2)		5,545,000	5,631,771
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034(2)		3,540,000	3,658,606
ILPT Trust 2019-SURF
4.15%, 02/11/2041(2)		7,575,000	8,448,106
Impac CMB Trust Series 2004-7
2.43% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034(1)		5,972,704	6,051,710
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(2)		3,265,000	3,407,171
3.91%, 07/10/2035(2)		2,780,000	2,873,423
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.88%, 08/25/2036(4)		11,785,214	10,997,109
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.80%, 08/25/2037(4)		4,867,205	4,189,826
InTown Hotel Portfolio Trust 2018-STAY
2.79% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033(1)(2)		430,000	428,565
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5

4.17%, 08/15/2046	2,402,871	2,453,367
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.62%, 09/05/2032(2)(4)	590,000	590,257
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	2,012,182
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049(4)	565,000	574,149
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.85%, 09/06/2038(2)(4)	3,597,500	3,649,790
2.85%, 09/06/2038(2)(4)	910,000	903,487
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031(2)	394,000	397,669
4.01%, 10/05/2031(2)(4)	602,000	610,903
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033(2)	965,000	1,025,941
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039(2)	8,012,500	8,371,555
JP Morgan Mortgage Trust 2019-INV3
3.50%, 05/25/2050(2)(4)	5,060,000	5,157,247
3.50%, 05/25/2050(2)(4)	4,323,000	4,389,872
JP Morgan Resecuritization Trust Series 2014-6
1.92% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046(1)(2)	701,252	702,066
JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050(2)(4)	13,995,583	13,044,088
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047	736,292	735,531
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,247,515
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	2,974,386
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,417,095
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050(4)	4,990,000	5,296,847
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049	4,040,000	4,159,569
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.74%, 06/15/2051(4)	1,474,000	1,591,221
Lanark Master Issuer Plc
2.67% (3 Month LIBOR USD + 0.77%), 12/22/2069(1)(2)	11,297,000	11,310,326
2.71%, 12/22/2069(2)(3)	3,285,000	3,294,282
Legacy Mortgage Asset Trust 2019-GS7
3.25%, 11/25/2059(2)(3)	4,742,865	4,744,566
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
3.73%, 04/25/2029(4)	789,678	786,439
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(2)(4)	16,679,256	17,315,201
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(2)(4)	2,351,574	2,393,754
Mill City Mortgage Loan Trust 2019-GS1
2.75%, 07/25/2059(2)(4)	6,006,625	6,033,924
Mill City Mortgage Loan Trust 2019-GS2
2.75%, 08/25/2059(2)(4)	15,201,787	15,264,594
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/15/2046	3,750,000	3,869,611
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047	1,940,000	2,056,287
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	1,027,123
4.46%, 08/15/2047(4)	1,655,000	1,748,239

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031		310,000	323,258
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048(4)		190,000	202,413
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049		3,220,000	3,279,060
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.19%, 11/15/2052(4)		845,000	878,775
Morgan Stanley Capital I Trust 2011-C2
5.49%, 06/15/2044(2)(4)		1,415,000	1,375,382
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/15/2050(4)		1,490,089	1,524,038
Morgan Stanley Resecuritization Trust 2013-R7
2.25% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046(1)(2)		10,368,510	10,277,280
Motel 6 Trust 2017-MTL6
2.66% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034(1)(2)		5,963,058	5,962,156
2.93% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034(1)(2)		6,178,848	6,175,233
3.89% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034(1)(2)		641,958	642,542
MSCG Trust 2018-SELF
2.64% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037(1)(2)		4,110,000	4,102,358
New Orleans Hotel Trust 2019-HNLA
3.03% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032(1)(2)		6,425,000	6,409,088
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049(2)(4)		4,642,473	4,666,617
3.93%, 01/25/2049(2)(4)		4,379,550	4,404,246
New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049(2)(4)		5,609,284	5,650,172
3.70%, 04/25/2049(2)(4)		1,876,556	1,890,189
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049(2)(4)		7,128,812	7,135,055
3.09%, 07/25/2049(2)(4)		2,891,155	2,890,873
New Residential Mortgage Loan Trust 2019-NQM5
2.71%, 11/25/2059(2)(4)		3,887,048	3,886,187
New Residential Mortgage Loan Trust 2019-RPL3
2.75%, 07/25/2059(2)(4)		37,418,242	37,422,429
Nomura Resecuritization Trust 2015-7R
3.95%, 08/26/2036(2)(4)		465,926	468,979
OBX 2018-EXP1 Trust
2.64% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048(1)(2)		2,860,589	2,859,549
4.00%, 04/25/2048(2)(4)		1,659,273	1,682,619
OBX 2019-EXP2 Trust
4.00%, 06/25/2059(2)(4)		4,157,044	4,212,571
OBX 2019-EXP3 Trust
3.50%, 10/25/2059(2)(4)		6,457,371	6,499,909
One Bryant Park Trust 2019-OBP
2.52%, 09/15/2054(2)		7,390,000	7,187,002
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033(2)		640,000	636,724
Precise Mortgage Funding 2018-2B Plc
1.46% (3 Month LIBOR GBP + 0.68%), 03/12/2055(1)	GBP	4,499,144	5,941,783
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037(2)		$3,915,000	4,037,885
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036		4,980,269	4,757,991
RALI Series 2007-QH8 Trust
3.26%, 10/25/2037(4)		1,410,263	1,320,411
RBS Commercial Funding, Inc. 2013-GSP Trust
3.83%, 01/15/2032(2)(4)		1,565,000	1,631,578
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024(2)(3)		2,669,579	2,672,123

Real Estate Asset Liquidity Trust
2.42%, 06/12/2054(2)(4)	CAD	12,110,520	9,283,660
RESIMAC Bastille Trust Series 2018-1NC
2.55% (1 Month LIBOR USD + 0.85%), 12/05/2059(1)(2)		$2,544,000	2,547,167
RETL 2019-RVP
2.89% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 03/15/2036(1)(2)		2,040,986	2,042,252
Rosslyn Portfolio Trust 2017-ROSS
2.69% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033(1)(2)		15,800,000	15,790,101
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055(2)(4)		375,000	366,876
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056(2)(4)		910,000	919,452
Sequoia Mortgage Trust 2003-2
2.42% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033(1)		551,810	544,170
Sequoia Mortgage Trust 2004-9
2.80% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034(1)		1,181,631	1,191,097
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043(4)		2,630,983	2,664,547
Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047(2)(4)		1,597,087	1,649,395
4.00%, 12/25/2047(2)(4)		1,655,105	1,674,664
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048(2)(4)		513,474	519,257
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048(2)(4)		1,596,147	1,619,213
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048(2)(4)		5,291,734	5,387,012
4.50%, 08/25/2048(2)(4)		5,000,000	5,431,712
4.50%, 08/25/2048(2)(4)		2,217,589	2,277,144
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048(2)(4)		1,815,095	1,841,267
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049(2)(4)		3,319,721	3,366,421
SFAVE Commercial Mortgage Securities Trust 2015-5AVE
4.14%, 01/05/2043(2)(4)		780,000	805,878
SG Residential Mortgage Trust 2019-3
2.70%, 09/25/2059(2)(4)		4,794,533	4,784,653
Silverstone Master Issuer Plc
2.54% (3 Month LIBOR USD + 0.57%), 01/21/2070(1)(2)		2,310,375	2,321,542
SLIDE 2018-FUN
4.04% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/15/2031(1)(2)		5,141,477	5,151,329
SLM Student Loan Trust 2008-9
3.44% (3 Month LIBOR USD + 1.50%), 04/25/2023(1)		8,635,275	8,659,034
Southern Pacific Securities 06-1 Plc
1.09% (3 Month LIBOR GBP + 0.30%), 03/10/2044(1)	GBP	1,922,996	2,539,042
STACR Trust 2018-DNA2
2.59% (1 Month LIBOR USD + 0.80%), 12/25/2030(1)(2)		$2,494,652	2,496,050
STACR Trust 2018-HRP2
2.64% (1 Month LIBOR USD + 0.85%), 02/25/2047(1)(2)		320,499	320,511
3.04% (1 Month LIBOR USD + 1.25%), 02/25/2047(1)(2)		3,985,000	3,991,268
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048(2)(4)		5,412,330	5,502,604
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049(2)(4)		7,529,949	7,525,962
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049(2)(4)		3,015,986	3,038,407
3.75%, 02/25/2049(2)(4)		1,651,518	1,670,473
4.09%, 02/25/2049(2)(4)		2,160,000	2,176,265
Starwood Mortgage Residential Trust 2019-INV1
2.61%, 09/27/2049(2)(4)		6,113,195	6,076,062

3.66%, 09/27/2049(2)(4)		2,995,000	2,945,848
Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037(2)(4)		4,304,346	4,261,258
Towd Point Mortgage Funding
1.61% (3 Month Sterling Overnight Interbank Average Rate + 0.90%), 07/20/2045(1)(2)	GBP	99,500,000	131,411,662
Towd Point Mortgage Funding 2018 - Auburn 12 Plc
1.60% (3 Month LIBOR GBP + 0.80%), 02/20/2045(1)		2,790,532	3,694,697
Towd Point Mortgage Funding 2019 - Granite4 Plc
1.82% (3 Month LIBOR GBP + 1.03%), 10/20/2051(1)(2)		31,868,040	42,243,837
Towd Point Mortgage Trust 2019-4
2.90%, 10/25/2059(2)(4)		$114,569,291	115,158,956
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051(4)		1,718,000	1,853,910
UBS-Barclays Commercial Mortgage Trust 2012-C2
4.89%, 05/10/2063(2)(4)		1,135,000	1,115,780
4.89%, 05/10/2063(2)(4)		2,750,000	2,295,758
Verus Securitization Trust 2018-1
2.93%, 02/25/2048(2)(4)		455,473	455,509
Verus Securitization Trust 2018-2
3.68%, 06/01/2058(2)(4)		1,633,880	1,642,999
3.78%, 06/01/2058(2)(4)		870,850	875,943
Verus Securitization Trust 2018-3
4.11%, 10/25/2058(2)(4)		4,445,890	4,489,772
4.18%, 10/25/2058(2)(4)		3,296,469	3,328,964
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058(2)(4)		777,721	782,956
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058(2)(4)		3,999,414	4,048,338
Verus Securitization Trust 2019-1
3.84%, 02/25/2059(2)(4)		5,983,305	6,043,979
Verus Securitization Trust 2019-2
3.78%, 05/25/2059(2)(4)		12,360,000	12,506,645
Verus Securitization Trust 2019-3
3.04%, 07/25/2059(2)(3)		2,801,849	2,805,013
Verus Securitization Trust 2019-4
2.64%, 11/25/2059(2)(3)		4,639,865	4,636,172
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059(2)(4)		5,315,819	5,345,946
3.66%, 12/25/2059(2)(4)		1,473,546	1,481,220
4.99%, 12/25/2059(2)		1,340,000	1,364,722
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059(2)(4)		5,562,913	5,564,656
Verus Securitization Trust 2019-INV3
2.69%, 11/25/2059(2)(4)		8,753,070	8,724,454
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(2)		2,755,000	2,802,604
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048(4)		4,570,820	4,594,603
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.65%, 02/15/2051(4)		3,297,167	2,572,945
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.17%, 05/15/2046(4)		500,000	503,500
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.12% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045(1)		5,523,332	5,475,961
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.11% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045(1)		3,074,203	3,060,093
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.08% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045(1)		1,943,500	1,912,044
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.05% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045(1)		5,893,558	5,742,961

WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
2.99% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047(1)		13,454,421	12,834,316
Warwick Finance Residential Mortgages No One Plc
1.80% (3 Month LIBOR GBP + 1.00%), 09/21/2049(1)	GBP	15,514,280	20,589,527
Warwick Finance Residential Mortgages No Two Plc
2.30% (3 Month LIBOR GBP + 1.50%), 09/21/2049(1)		6,329,171	8,419,343
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037		$11,028,943	10,956,942
Wells Fargo Commercial Mortgage Trust 2013-120B
2.71%, 03/18/2028(2)(4)		8,400,000	8,390,293
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058		1,280,000	1,361,538
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059		1,225,000	1,272,013
4.51%, 03/15/2059(4)		4,317,000	4,622,709
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048		3,155,000	3,187,005
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049		6,000,000	6,151,222
Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050		1,695,000	1,795,406
3.67%, 07/15/2050(4)		1,315,000	1,370,208
Wells Fargo Commercial Mortgage Trust 2017-HSDB
2.59% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031(1)(2)		8,100,000	8,075,617
2.84% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031(1)(2)		6,700,000	6,667,241
3.59% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031(1)(2)		100,000	98,978
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052		2,085,000	2,204,703
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052		10,905,000	11,452,645
Wells Fargo Commercial Mortgage Trust 2019-C53
3.51%, 10/15/2052(4)		3,290,000	3,329,150
Wells Fargo Commercial Mortgage Trust 2019-C54
3.67%, 12/15/2052		4,420,000	4,544,929
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031(2)(4)		6,560,000	6,447,872
2.79%, 09/15/2031(2)(4)		1,880,000	1,835,741
WF-RBS Commercial Mortgage Trust 2011-C2
5.65%, 02/15/2044(2)(4)		3,500,000	3,562,813
WFRBS Commercial Mortgage Trust 2011-C5
5.67%, 11/15/2044(2)(4)		115,000	119,277
WFRBS Commercial Mortgage Trust 2012-C7
4.81%, 06/15/2045(2)(4)		690,000	523,063
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047(4)		329,000	350,585
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057(4)		4,250,000	4,484,863
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036(2)		1,740,000	1,829,932
3.60%, 11/10/2036(2)(4)		320,000	328,631

Total Mortgage-Backed Obligations (Cost: $6,188,096,456)			6,282,988,611

Total Bonds & Notes (Cost: $18,212,564,465)			18,613,671,535

BANK LOANS – 2.56%
1011778 BC ULC
3.55% (LIBOR + 1.75%), 11/19/2026(1)		1,591,316	1,592,891
ABG Intermediate Holdings 2 LLC
5.30% (LIBOR + 3.50%), 09/27/2024(1)		2,348,840	2,353,725
Advanced Drainage Systems, Inc.
4.00% (LIBOR + 2.25%), 07/31/2026(1)		482,857	486,078

Advanz Pharma Corp.
7.45% (LIBOR + 5.50%), 09/06/2024(1)	1,778,261	1,658,229
AI Alpine U.S. Bidco, Inc.
4.60% (LIBOR + 2.75%), 10/31/2025(1)	2,029,787	1,994,265
Albertson’s LLC
4.55% (LIBOR + 2.75%), 08/17/2026(1)	6,694,219	6,747,974
Aldevron, LLC
6.19% (LIBOR + 4.25%), 10/12/2026(1)	3,725,000	3,762,250
Alliant Holdings Intermediate LLC
4.80% (LIBOR + 3.00%), 05/09/2025(1)	5,476,600	5,473,533
Alphabet Holding Company, Inc.
5.30% (LIBOR + 3.50%), 09/26/2024(1)	97,750	94,084
Altice France SA
5.74% (LIBOR + 4.00%), 08/14/2026(1)	1,386,000	1,387,150
AMC Entertainment Holdings, Inc.
4.80% (LIBOR + 3.00%), 04/22/2026(1)	3,518,413	3,542,901
Applied Systems, Inc.
5.19% (LIBOR + 3.25%), 09/19/2024(1)	4,559,953	4,573,770
Aramark Services, Inc.
3.55% (LIBOR + 1.75%), 03/28/2024(1)	1,631,808	1,637,421
3.55% (LIBOR + 1.75%), 03/11/2025(1)	186,533	187,174
Ascend Learning, LLC
4.80% (LIBOR + 3.00%), 07/12/2024(1)	4,612,402	4,638,370
Asurion LLC
4.80% (LIBOR + 3.00%), 11/03/2023(1)	439,951	442,230
4.80% (LIBOR + 3.00%), 11/03/2024(1)	7,842,668	7,883,294
8.30% (LIBOR + 6.50%), 08/04/2025(1)	1,835,000	1,856,102
Atkins Nutritionals Inc.
5.73% (LIBOR + 3.75%), 07/07/2024(1)	1,190,000	1,197,437
Avantor, Inc.
4.80% (LIBOR + 3.00%), 11/21/2024(1)	2,479,820	2,500,477
Avolon TLB Borrower 1 U.S. LLC
3.51% (LIBOR + 1.75%), 01/15/2025(1)	3,161,092	3,179,522
Axalta Coating Systems U.S. Holdings, Inc.
3.69% (LIBOR + 1.75%), 06/01/2024(1)	78,600	78,709
Azalea TopCo, Inc.
5.30% (LIBOR + 3.50%), 07/24/2026(1)	5,798,468	5,825,662
B&G Foods, Inc.
4.30% (LIBOR + 2.50%), 10/10/2026(1)	763,088	768,490
Bausch Health Companies, Inc.
4.74% (LIBOR + 3.00%), 06/02/2025(1)	7,567,294	7,605,131
4.49% (LIBOR + 2.75%), 11/27/2025(1)	1,444,553	1,451,241
Beacon Roofing Supply, Inc.
4.05% (LIBOR + 2.25%), 01/02/2025(1)	117,900	118,342
Berry Global, Inc.
4.22% (LIBOR + 2.50%), 07/01/2026(1)	3,604,381	3,610,401
Brookfield WEC Holdings, Inc.
5.30% (LIBOR + 3.50%), 08/01/2025(1)	5,530,692	5,564,374
Buckeye Partners, LP
4.44% (LIBOR + 2.75%), 11/01/2026(1)	3,615,000	3,643,631
Caesars Resort Collection LLC
4.55% (LIBOR + 2.75%), 12/23/2024(1)	6,026,697	6,032,964
Calpine Corp.
4.20% (LIBOR + 2.25%), 04/05/2026(1)	4,577,000	4,600,114
Camelot U.S. Acquisition 1 Co.
5.05% (LIBOR + 3.25%), 10/30/2026(1)	1,450,000	1,457,975
Catalent Pharma Solutions, Inc.
4.05% (LIBOR + 2.25%), 05/18/2026(1)	3,880,675	3,891,580
CenturyLink, Inc.
4.55% (LIBOR + 2.75%), 01/31/2025(1)	752,970	755,605

CEOC LLC
3.80% (LIBOR + 2.00%), 10/07/2024(1)	506,392	509,015
Ceridian HCM Holding, Inc.
4.80% (LIBOR + 3.00%), 04/30/2025(1)	4,435,982	4,460,025
Change Healthcare Holdings, Inc.
4.30% (LIBOR + 2.50%), 03/01/2024(1)	976,138	978,734
Charter Communications Operating LLC
3.55% (LIBOR + 1.75%), 04/30/2025(1)	6,996,316	7,041,162
3.55% (LIBOR + 1.75%), 02/01/2027(1)	6,337,471	6,373,151
Charter NEX US, Inc.
5.30% (LIBOR + 3.50%), 05/16/2024(1)	7,114,250	7,149,821
Churchill Downs, Inc.
3.80% (LIBOR + 2.00%), 12/27/2024(1)	492,462	494,309
Claros Mortgage Trust, Inc.
4.96% (LIBOR + 3.25%), 08/09/2026(1)	1,845,375	1,854,602
Clean Harbors, Inc.
3.55% (LIBOR + 1.75%), 06/28/2024(1)	492,424	495,379
Clear Channel Outdoor Holdings, Inc.
5.30% (LIBOR + 3.50%), 08/21/2026(1)	3,291,750	3,307,024
CommScope, Inc.
5.05% (LIBOR + 3.25%), 04/06/2026(1)	2,892,750	2,908,111
Core & Main Gp LLC
4.53% (LIBOR + 2.75%), 08/01/2024(1)	98,000	97,959
CPI Holdco LLC
6.19% (LIBOR + 4.25%), 11/04/2026(1)	2,300,000	2,305,750
CSC Holdings LLC
3.99% (LIBOR + 2.25%), 07/17/2025(1)	3,950,476	3,952,688
3.99% (LIBOR + 2.25%), 01/15/2026(1)	7,369,313	7,369,312
4.24% (LIBOR + 2.50%), 04/15/2027(1)	4,946,250	4,962,721
Cypress Intermediate Holdings III, Inc.
4.55% (LIBOR + 2.75%), 04/29/2024(1)	3,505,420	3,509,802
Dell International LLC
3.54% (LIBOR + 1.75%), 03/13/2024(1)	2,242,500	2,250,909
3.80% (LIBOR + 2.00%), 09/19/2025(1)	520,000	523,188
Delos Finance SARL
3.69% (LIBOR + 1.75%), 10/06/2023(1)	1,190,000	1,193,963
Diamond Resorts International, Inc.
5.55% (LIBOR + 3.75%), 09/02/2023(1)	3,119,217	3,040,456
Dubai World Corp.
2.50% (LIBOR + 1.73%), 09/30/2022(1)	7,248,847	6,777,672
Dynasty Acquisition Co., Inc.
5.94% (LIBOR + 4.00%), 04/06/2026(1)	4,242,653	4,268,491
5.94% (LIBOR + 4.00%), 04/06/2026(1)	2,280,997	2,294,888
Eastern Power LLC
5.55% (LIBOR + 3.75%), 10/02/2023(1)	4,821,331	4,825,092
Energizer Holdings, Inc.
4.00% (LIBOR + 2.25%), 12/17/2025(1)	2,209,782	2,218,953
Envision Healthcare Corp.
5.55% (LIBOR + 3.75%), 10/10/2025(1)	3,514,996	2,989,504
ExamWorks Group, Inc.
5.05% (LIBOR + 3.25%), 07/27/2023(1)	2,416,390	2,429,221
Filtration Group Corp.
4.80% (LIBOR + 3.00%), 03/29/2025(1)	7,131,140	7,152,962
Forest City Enterprises LP
5.30% (LIBOR + 3.50%), 12/08/2025(1)	792,000	795,216
Formula One Management Ltd.
4.30% (LIBOR + 2.50%), 02/01/2024(1)	4,190,000	4,204,414
Frontier Communications Corp.
5.55% (LIBOR + 3.75%), 06/15/2024(1)	3,241,688	3,252,937
Genesee & Wyoming Inc.

3.91% (LIBOR + 2.00%), 12/30/2026(1)		1,540,000	1,553,198
Gentiva Health Services, Inc.
5.56% (LIBOR + 3.75%), 07/02/2025(1)		316,000	317,384
GFL Environmental Inc.
4.80% (LIBOR + 3.00%), 05/30/2025(1)		5,918,564	5,922,766
Go Daddy Operating Co. LLC
3.55% (LIBOR + 1.75%), 02/15/2024(1)		2,509,852	2,522,401
Gray Television, Inc.
4.20% (LIBOR + 2.50%), 01/02/2026(1)		509,786	512,656
HCA, Inc.
3.55% (LIBOR + 1.75%), 03/13/2025(1)		3,203,706	3,218,924
Hertz Corp.
4.55% (LIBOR + 2.75%), 06/30/2023(1)		2,785,224	2,799,735
Hilton Worldwide Finance LLC
3.54% (LIBOR + 1.75%), 06/22/2026(1)		7,631,741	7,679,439
HUB International Ltd.
4.69% (LIBOR + 2.75%), 04/25/2025(1)		2,809,538	2,805,830
5.90% (LIBOR + 4.00%), 04/25/2025(1)		2,385,000	2,406,894
Hyland Software, Inc.
5.30% (LIBOR + 3.50%), 07/01/2024(1)		1,258,892	1,264,406
iHeartCommunications, Inc.
5.69% (LIBOR + 4.00%), 05/01/2026(1)		13,690,066	13,786,991
Ineos Finance Plc
2.50% (EURIBOR + 2.00%), 04/01/2024(1)	EUR	5,984,733	6,706,697
Intelsat Jackson Holdings SA
5.68% (LIBOR + 3.75%), 11/27/2023(1)		$3,900,000	3,903,471
6.43% (LIBOR + 4.50%), 01/02/2024(1)		2,196,282	2,211,568
IPS Acquisition LLC
5.30% (LIBOR + 3.50%), 11/07/2024(1)		544,833	547,901
IQVIA, Inc.
3.69% (LIBOR + 1.75%), 01/17/2025(1)		738,665	741,620
IRB Holding Corp.
5.22% (LIBOR + 3.25%), 02/05/2025(1)		98,250	98,769
Iridium Satellite LLC
5.55% (LIBOR + 3.75%), 11/04/2026(1)		4,675,000	4,730,539
Jaguar Holding Co. I LLC
4.30% (LIBOR + 2.50%), 08/18/2022(1)		9,306,994	9,350,364
KAR Auction Services, Inc.
4.06% (LIBOR + 2.25%), 09/19/2026(1)		548,625	552,054
KFC Holding Co.
3.49% (LIBOR + 1.75%), 04/03/2025(1)		11,482,480	11,511,186
Kronos, Inc.
4.91% (LIBOR + 3.00%), 11/01/2023(1)		9,235,146	9,276,150
10.16% (LIBOR + 8.25%), 11/01/2024(1)		450,000	458,248
Lake Road Generating Company LP
0.00% (LIBOR + 2.00%), 02/22/2049(1)(5)		4,550,000	4,515,875
Level 3 Financing, Inc.
3.55% (LIBOR + 1.75%), 03/01/2027(1)		10,290,353	10,322,562
Marriott Ownership Resorts, Inc.
3.55% (LIBOR + 1.75%), 08/29/2025(1)		1,357,750	1,364,539
McDermott International, Inc.
7.37% (LIBOR + 10.00%), 10/21/2021(1)(5)		1,305,643	1,330,450
6.94% (LIBOR + 5.00%), 05/09/2025(1)		3,621,017	2,108,337
Meredith Corp.
4.55% (LIBOR + 2.75%), 01/31/2025(1)		57,874	58,131
Messer Industries GmbH
4.44% (LIBOR + 2.50%), 03/01/2026(1)		4,189,004	4,208,777
MGM Growth Properties Operating Partnership LP
3.80% (LIBOR + 2.00%), 03/21/2025(1)		181,286	181,890
Micro Holdings Corp.

5.55% (LIBOR + 3.75%), 09/13/2024(1)		303,025	303,361
Microchip Technology, Inc.
3.80% (LIBOR + 2.00%), 05/29/2025(1)		4,373,961	4,395,830
Mission Broadcasting, Inc.
3.94% (LIBOR + 2.25%), 01/17/2024(1)		299,079	300,030
MPH Acquisition Holdings LLC
4.69% (LIBOR + 2.75%), 06/07/2023(1)		1,142,681	1,124,924
Nascar Holdings, Inc.
4.49% (LIBOR + 2.75%), 10/19/2026(1)		732,006	739,605
Neiman Marcus Group LLC Ltd.
8.21% (LIBOR + 6.50%), 10/25/2023(1)		9,291,855	7,340,565
Nexstar Broadcasting, Inc.
4.05% (LIBOR + 2.25%), 01/17/2024(1)		1,505,137	1,509,923
Nouryon Finance BV
4.96% (LIBOR + 3.25%), 10/01/2025(1)		1,556,900	1,555,608
NVA Holdings, Inc.
7.25% (LIBOR + 2.50%), 02/02/2025(1)		2,218,850	2,214,701
Pacific Gas & Electric Co.
3.97% (LIBOR + 2.25%), 12/31/2020(1)		14,524,942	14,524,942
Panther BF Aggregator 2 LP
5.30% (LIBOR + 3.50%), 04/30/2026(1)		5,226,900	5,236,727
PAREXEL International
4.55% (LIBOR + 2.75%), 09/27/2024(1)		88,065	86,272
Penn National Gaming, Inc.
4.05% (LIBOR + 2.25%), 10/15/2025(1)		495,000	496,544
PetSmart, Inc.
5.74% (LIBOR + 4.00%), 03/11/2022(1)		646,683	638,935
Ply Gem Midco, Inc.
5.49% (LIBOR + 3.75%), 04/12/2025(1)		1,153,408	1,149,441
PODS LLC
4.49% (LIBOR + 2.75%), 12/06/2024(1)		753,442	756,501
PQ Corp.
4.43% (LIBOR + 2.50%), 02/08/2025(1)		3,314,926	3,330,904
Prime Security Services Borrower LLC
4.94% (LIBOR + 3.25%), 09/23/2026(1)		1,929,906	1,933,766
Qatar National Bank QPSC
2.80% (LIBOR + 0.90%), 12/22/2020(1)		2,650,000	2,643,375
Refinitiv U.S. Holdings, Inc.
5.05% (LIBOR + 3.25%), 10/01/2025(1)		9,125,372	9,202,938
Regionalcare Hospital Partners Holdings, Inc.
6.30% (LIBOR + 4.50%), 11/16/2025(1)		7,146,010	7,197,819
Reynolds Group Holdings, Inc.
4.55% (LIBOR + 2.75%), 02/05/2023(1)		3,768,009	3,776,864
Sabre GLBL, Inc.
3.80% (LIBOR + 2.00%), 02/22/2024(1)		1,605,427	1,613,454
SBA Senior Finance II LLC
3.55% (LIBOR + 1.75%), 04/11/2025(1)		1,576,000	1,580,602
Scientific Games International, Inc.
4.58% (LIBOR + 2.75%), 08/14/2024(1)		7,320,848	7,333,074
Sequa Mezzanine Holdings LLC
6.90% (LIBOR + 5.00%), 11/28/2021(1)		8,674,327	8,671,638
10.94% (LIBOR + 9.00%), 04/28/2022(1)		660,000	647,625
Servicemaster Company LLC
3.56% (LIBOR + 1.75%), 11/05/2026(1)		1,295,000	1,299,053
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	690,000	774,577
Sinclair Television Group, Inc.
4.24% (LIBOR + 2.50%), 09/30/2026(1)		$635,408	636,996
Solera, LLC
4.55% (LIBOR + 2.75%), 03/03/2023(1)		4,576,227	4,580,529

Sprint Communications, Inc.
4.31% (LIBOR + 2.50%), 02/02/2024(1)		4,526,999	4,482,861
4.81% (LIBOR + 3.00%), 02/02/2024(1)		371,250	369,394
SS&C Technologies Holdings, Inc.
4.05% (LIBOR + 2.25%), 04/16/2025(1)		619,670	623,660
4.05% (LIBOR + 2.25%), 04/16/2025(1)		437,266	440,082
Stars Group Holdings BV
5.44% (LIBOR + 3.50%), 07/10/2025(1)		2,118,688	2,135,383
Station Casinos LLC
4.30% (LIBOR + 2.50%), 06/08/2023(1)		1,198,080	1,202,621
Summit Materials LLC
3.80% (LIBOR + 2.00%), 11/21/2024(1)		3,257,604	3,271,189
Sunshine Luxembourg VII Sarl
3.75% (EURIBOR + 3.75%), 10/01/2026(1)	EUR	1,000,000	1,127,780
Syniverse Holdings, Inc.
6.85% (LIBOR + 5.00%), 03/09/2023(1)		$463,357	430,672
Telenet Financing USD LLC
3.99% (LIBOR + 2.25%), 08/15/2026(1)		1,250,000	1,255,987
Trans Union LLC
3.55% (LIBOR + 1.75%), 11/16/2026(1)		2,368,766	2,376,843
Transdigm Inc.
4.30% (LIBOR + 2.50%), 05/30/2025(1)		742,443	744,047
Tronox Finance LLC
4.61% (LIBOR + 2.75%), 09/23/2024(1)		126,482	126,640
Uber Technologies, Inc.
5.30% (LIBOR + 3.50%), 07/13/2023(1)		423,638	422,351
5.74% (LIBOR + 4.00%), 04/04/2025(1)		2,810,384	2,802,346
UFC Holdings LLC
5.05% (LIBOR + 3.25%), 04/29/2026(1)		9,184,062	9,237,605
Univision Communications, Inc.
4.55% (LIBOR + 2.75%), 03/15/2024(1)		4,353,278	4,292,420
USI, Inc.
5.94% (LIBOR + 4.00%), 12/02/2026(1)		610,000	613,306
VICI Properties 1 LLC
3.79% (LIBOR + 2.00%), 12/20/2024(1)		710,000	712,932
Vistra Operations Company LLC
3.54% (LIBOR + 2.00%), 12/31/2025(1)		7,103,388	7,142,101
Wand Newco 3, Inc.
5.30% (LIBOR + 3.50%), 02/05/2026(1)		1,791,000	1,803,877
Weight Watchers International, Inc.
6.72% (LIBOR + 4.75%), 11/29/2024(1)		901,505	902,632
Welbilt, Inc.
4.30% (LIBOR + 2.50%), 10/23/2025(1)		5,425,000	5,438,562
West Corp.
5.93% (LIBOR + 4.00%), 10/10/2024(1)		76,291	64,476
Western Digital Corp.
3.20% (LIBOR + 1.50%), 02/27/2023(1)		4,238,462	4,240,242
3.45% (LIBOR + 1.75%), 04/29/2023(1)		4,190,496	4,207,090
Whatabrands LLC
4.94% (LIBOR + 3.25%), 08/02/2026(1)		232,418	233,538
Wink Holdco, Inc.
4.78% (LIBOR + 3.00%), 12/02/2024(1)		1,670,669	1,671,722
Wyndham Hotels & Resorts, Inc.
3.55% (LIBOR + 1.75%), 05/30/2025(1)		197,500	198,381
Zayo Group LLC
3.80% (LIBOR + 2.00%), 01/19/2021(1)		1,583,230	1,585,462
4.05% (LIBOR + 2.25%), 01/19/2024(1)		785,000	787,002

Total Bank Loans (Cost: $490,199,339)			490,090,606

	Shares	Value
COMMON STOCKS – 0.07%
Communications – 0.04%
Clear Channel Outdoor Holdings, Inc. - Class A(11)	2,064,946	5,905,745
iHeartMedia, Inc. - Class A(11)	139,553	2,358,446
iHeartMedia, Inc. - Class B(11)(14)	1,787	27,180

Total Communications		8,291,371

Consumer, Cyclical – 0.03%
Caesars Entertainment Corp.(11)	338,983	4,610,169

Total Consumer, Cyclical		4,610,169

Total Common Stocks (Cost: $15,794,687)		12,901,540

CONVERTIBLE PREFERRED STOCKS – 0.04%
Consumer, Non-cyclical – 0.04%
Bunge Ltd., 4.88%	68,719	7,134,407

Total Consumer, Non-cyclical		7,134,407

Total Convertible Preferred Stocks (Cost: $7,282,070)		7,134,407

WARRANTS – 0.06%
Communications – 0.06% iHeartMedia, Inc., expires 05/01/2039(11)(14)	723,037	12,219,325

Total Communications		12,219,325

Total Warrants (Cost: $14,531,679)		12,219,325

SHORT-TERM INVESTMENTS – 3.74%
Money Market Funds – 1.29%
Fidelity Institutional Money Market Government Fund - Class I, 1.53%(12)(13)	247,370,044	247,370,044

Total Money Market Funds (Cost: $247,370,044)		247,370,044

Government Related – 0.58%
Federal Home Loan Bank Discount Notes, 01/23/2020	56,000,000	55,950,674
Federal Home Loan Bank Discount Notes, 02/07/2020	56,000,000	55,914,880

Total Government Related (Cost: $111,857,351)		111,865,554

	Principal Amount	Value
Commercial Paper – 0.09%
Ford Motor Credit Co. LLC, 3.20%, 10/14/2020	$17,380,000	16,964,270

Total Commercial Paper (Cost: $16,950,472)		16,964,270

Repurchase Agreements – 1.32%
Bank of America Securities, Inc., 1.59% dated 12/31/2019, due 01/03/2020, repurchase price $116,610,300 (collateralized by U.S. Treasury Bond, value $120,218,111, 2.50%, 05/15/2046)	116,600,000	116,600,000
J.P. Morgan Securities, 1.65% dated 12/31/2019, due 01/02/2020, repurchase price $26,401,210 (collateralized by U.S. Treasury Bond, value $26,805,405, 3.00%, 11/15/2045)	26,400,000	26,400,000
J.P. Morgan Securities, 1.85% dated 12/30/2019, due 01/02/2020, repurchase price $109,011,203 (collateralized by U.S. Treasury Bond, value $110,584,834, 3.00%, 11/15/2044)	109,000,000	109,000,000

Total Repurchase Agreements (Cost: $252,000,000)		252,000,000

U.S. Treasury Bills – 0.42%
U.S. Treasury Bill, 0.00%, 01/07/2020(15)	5,827,500	5,826,395
U.S. Treasury Bill, 0.00%, 02/27/2020(15)	2,684,000	2,677,695
U.S. Treasury Bill, 0.00%, 03/19/2020	4,915,000	4,899,424
U.S. Treasury Bill, 0.00%, 03/26/2020(15)	716,000	713,481
U.S. Treasury Bill, 0.00%, 04/23/2020	20,000,000	19,904,629
U.S. Treasury Bill, 0.00%, 05/07/2020	46,000,000	45,754,676

Total U.S. Treasury Bills (Cost: $79,724,885)		79,776,300

Time Deposits – 0.04%
Brown Brothers Harriman, -7.75% due 01/02/2020	SEK	387	41
Brown Brothers Harriman, -1.70% due 01/03/2020	CHF	120,869	124,890
Brown Brothers Harriman, -0.68% due 01/02/2020	EUR	7,738	8,680
Brown Brothers Harriman, -0.24% due 01/06/2020	JPY	85,014	782
Brown Brothers Harriman, 0.32% due 01/02/2020	AUD	1,368,864	960,601
Brown Brothers Harriman, 0.50% due 01/03/2020	NZD	295	198
Brown Brothers Harriman, 0.87% due 01/02/2020	CAD	272	209
Brown Brothers Harriman, 1.81% due 01/02/2020		$8,235	8,235
Citibank, London, -0.68% due 01/02/2020	EUR	525,131	589,040
Citibank, London, 0.36% due 01/02/2020	GBP	655,904	868,810
Citibank, New York, 1.81% due 01/02/2020		$1,756,314	1,756,314
JP Morgan, New York, 1.81% due 01/02/2020		2,690,813	2,690,813
Royal Bank of Canada, Toronto, 0.87% due 01/02/2020	CAD	95,025	73,178

Total Time Deposits (Cost: $7,081,791)			7,081,791

Total Short-Term Investments (Cost: $714,984,543)			715,057,959

TOTAL INVESTMENTS IN SECURITIES – 103.85% (Cost: $19,455,356,783)			19,851,075,372

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.85)%			(736,487,290)

TOTAL NET ASSETS – 100.00%			$19,114,588,082

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

ILS Israeli New Shekel

JPY Japanese Yen

MYR Malaysian Ringgit

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $4,358,983,363, which represents 22.80% of total net assets.

(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of December 31, 2019.
(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2019.
(5)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(6)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(7)	Security in default as of December 31, 2019. The value of these securities total $49,564,665, which represents 0.26% of total net assets.
(8)	Inflation protected security. The value of these securities total $225,589,678, which represents 1.18% of total net assets.
(9)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $211,306,580, which represents 1.11% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities total $164,387,646, which represents 0.86% of total net assets.
(11)	Non-income producing security.
(12)	Represents annualized seven-day yield as of the close of the reporting period.
(13)	Partially assigned as collateral for certain delayed delivery securities.
(14)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $15,225,628 or 0.08% of the Fund’s net assets.
(15)	Partially assigned as collateral for certain future, swap and forward contracts. The value of these pledged issues totals $50,701,919, which represents 0.27% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Mar. 2020	AUD	40,097,474	$27,588,239	$(550,162)
1,580	U.S. 2 Year Note Future	Citigroup Global Markets	Mar. 2020		$340,656,959	340,490,000	(166,959)
5,100	U.S. 2 Year Note Future	Goldman Sachs	Mar. 2020		1,099,166,533	1,099,050,000	(116,533)
4,232	U.S. 5 Year Note Future	Citigroup Global Markets	Mar. 2020		502,817,213	501,954,875	(862,338)
4,422	U.S. 5 Year Note Future	Goldman Sachs	Mar. 2020		527,185,313	524,490,656	(2,694,657)
8,008	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2020		1,038,197,078	1,028,402,375	(9,794,703)
136	U.S. Long Bond Future	Goldman Sachs	Mar. 2020		21,662,216	21,203,250	(458,966)
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Mar. 2020		561,844	544,969	(16,875)
1,031	U.S. Ultra Long-Term Bond Future	Goldman Sachs	Mar. 2020		192,838,813	187,287,594	(5,551,219)

							(20,212,412)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(213)	Euro-Bobl Future	Citigroup Global Markets	Mar. 2020	EUR	(28,579,050)	$(31,927,160)	$129,960
(10)	U.S. 10 Year Note Future	Goldman Sachs	Mar. 2020		$(1,297,741)	(1,284,219)	13,522
(799)	U.S. Long Bond Future	Goldman Sachs	Mar. 2020		(125,926,415)	(124,569,094)	1,357,321
(2,136)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Mar. 2020		(304,121,933)	(300,541,875)	3,580,058

							5,080,861

							$(15,131,551)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,305,000	USD	1,565,948	01/10/20	Bank Of America	$51,874
CAD	1,347,000	USD	1,024,994	02/14/20	Goldman Sachs	12,510
CAD	1,451,000	USD	1,099,105	02/14/20	Morgan Stanley	18,504
CLP	116,217,000	USD	148,000	01/09/20	Goldman Sachs	6,573
CLP	454,338,000	USD	587,000	01/27/20	BNP Paribas	17,416
EUR	4,272,000	USD	4,772,414	01/10/20	BNP Paribas	21,579
EUR	1,036,000	USD	1,159,530	01/10/20	J.P. Morgan	3,058
EUR	1,821,322	USD	2,022,861	02/21/20	Citigroup Global Markets	26,397
EUR	1,431,908	USD	1,590,907	02/21/20	HSBC Bank	20,202
EUR	2,560,162	USD	2,855,201	02/21/20	UBS	25,361
GBP	1,768,000	USD	2,289,033	01/10/20	Morgan Stanley	53,337
IDR*	1,475,948,000	USD	103,256	03/18/20	Deutsche Bank	2,782
MXN	844,845,000	USD	42,775,229	01/16/20	BNP Paribas	1,821,597
RUB	3,067,075,789	USD	47,840,821	02/18/20	Goldman Sachs	1,293,449
RUB	249,817,460	USD	3,844,499	03/16/20	Morgan Stanley	144,900

					Total Unrealized Appreciation	3,519,539

GBP	1,445,000	USD	1,934,086	01/10/20	Bank Of America	(19,649)
TRY	31,948,835	USD	5,536,675	01/13/20	J.P. Morgan	(180,761)
TRY	18,454,846	USD	3,200,277	01/13/20	Morgan Stanley	(106,500)
TRY	69,569,484	USD	12,044,970	01/14/20	J.P. Morgan	(385,399)
TRY	42,620,922	USD	7,388,237	01/14/20	Morgan Stanley	(245,139)
USD	4,339,310	AUD	6,391,000	01/10/20	Bank Of America	(146,373)
USD	135,104	JPY	14,700,000	01/10/20	Bank Of America	(243)
USD	1,635,761	AUD	2,374,000	01/10/20	BNP Paribas	(30,491)
USD	374,197,335	GBP	288,932,000	01/10/20	BNP Paribas	(8,600,022)
USD	301,195,166	EUR	272,291,000	01/10/20	Goldman Sachs	(4,366,967)
USD	22,076,899	GBP	17,034,000	01/10/20	J.P. Morgan	(490,938)
USD	11,472,046	ILS	39,959,430	01/14/20	Bank Of America	(105,190)
USD	14,238,545	ILS	49,721,000	01/14/20	Citigroup Global Markets	(166,858)
USD	8,483,657	PEN*	28,785,047	02/10/20	BNP Paribas	(193,315)
USD	16,534,820	CAD	21,924,000	02/14/20	BNP Paribas	(351,774)
USD	21,243,434	NZD	33,217,000	02/14/20	Morgan Stanley	(1,132,103)
USD	19,093,985	EUR	17,226,151	02/21/20	Citigroup Global Markets	(287,984)
USD	11,941,948	EUR	10,738,380	02/21/20	UBS	(140,318)
USD	13,787,553	CAD	18,245,000	03/18/20	Bank Of America	(266,468)

					Total Unrealized Depreciation	(17,216,492)

					Net Unrealized Depreciation	$(13,696,953)

*	Non-deliverable forward

AUD Australian Dollar

CAD Canadian Dollar

CLP Chilean Peso

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

ILS Israeli New Shekel

JPY Japanese Yen

MXN Mexican Peso

NZD New Zealand Dollar

PEN Peruvian Sol

RUB Russian Ruble

TRY Turkish Lira

USD United States Dollar

Centrally Cleared Credit Default Swaps – Buy Protection

Reference Entity	Fixed Annual Rate Paid by Fund	Maturity Date	Implied Credit Spread at December 31, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.33	5.00%	12/20/2024	2.80%	$4,356,000	$(243,107)	$(183,907)	$(427,014)
CDX.NA.IG.33	1.00	12/20/2024	0.45	39,900,000	(684,127)	(363,874)	(1,048,001)

					$(927,234)	$(547,781)	$(1,475,015)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2019	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	1.24%	$9,894,000	$(252,070)	$187,528	$(64,542)
CDX.EM.29	1.00	6/20/2023	1.67	2,000,000	(29,939)	(13,157)	(43,096)
CDX.EM.30	1.00	12/20/2023	1.66	10,500,000	(396,246)	140,867	(255,379)
CDX.EM.31	1.00	6/20/2024	1.64	12,200,000	(407,386)	88,410	(318,976)
CDX.EM.32	1.00	12/20/2024	1.74	16,700,000	(760,477)	204,795	(555,682)
CDX.NA.HY.33	5.00	12/20/2024	2.80	11,632,500	845,101	295,221	1,140,322
CDX.NA.IG.33	1.00	12/20/2024	0.45	185,800,000	3,902,847	977,319	4,880,166
CDX.NA.IG.33	1.00	12/20/2024	0.45	165,500,000	3,466,105	880,868	4,346,973
AT&T Inc.	1.00	12/20/2024	0.60	12,100,000	113,269	98,449	211,718
General Electric Co.	1.00	12/20/2023	0.65	700,000	(26,860)	36,410	9,550

					$6,454,344	$2,896,710	$9,351,054

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at December 31, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Argentine Republic	5.00%	6/20/2023	40.43%		$200,000	$1,063	$(110,074)	$(109,011)
J.P. Morgan	Barclays Bank Plc	1.00	6/20/2024	0.40	EUR	1,000,000	11,368	19,472	30,840
Goldman Sachs	Brazilian Government International	1.00	12/20/2024	0.99		$3,200,000	(47,305)	49,718	2,413
Barclays Bank	Cardinal Health, Inc.	1.00	12/20/2024	1.02		1,180,000	(16,497)	18,783	2,286
Barclays Bank	Cardinal Health, Inc.	1.00	12/20/2024	1.02		1,035,000	(16,291)	18,296	2,005
Barclays Bank	Cardinal Health, Inc.	1.00	12/20/2024	1.02		590,000	(8,098)	7,749	(349)
J.P. Morgan	Cardinal Health, Inc.	1.00	12/20/2024	1.02		445,000	(6,220)	5,957	(263)
Morgan Stanley	Cardinal Health, Inc.	1.00	12/20/2024	1.02		1,325,000	(25,208)	27,775	2,567
Morgan Stanley	Cardinal Health, Inc.	1.00	12/20/2024	1.02		2,005,000	(42,636)	46,520	3,884
Deutsche Bank	CMBX.NA.AAA.10	0.50	11/17/2059	0.00		16,450,000	(271,263)	451,773	180,510
Bank of America	Colombia Government International	1.00	12/20/2024	0.72		10,335,000	47,782	89,789	137,571
Goldman Sachs	Colombia Government International	1.00	12/20/2024	0.72		21,350,000	81,885	256,275	338,160
Goldman Sachs	Colombia Government International	1.00	12/20/2024	0.72		21,495,000	82,442	258,015	340,457
Morgan Stanley	Colombia Government International	1.00	12/20/2024	0.72		6,940,000	22,930	86,991	109,921
Morgan Stanley	Colombia Government International	1.00	12/20/2024	0.72		11,000,000	44,930	129,298	174,228
Barclays Bank	Devon Energy Corp.	1.00	12/20/2024	0.70		305,000	—	5,211	5,211
Barclays Bank	Devon Energy Corp.	1.00	12/20/2024	0.70		455,000	206	7,569	7,775
Bank of America	Devon Energy Corp.	1.00	12/20/2024	0.70		605,000	(3,550)	13,887	10,337
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	0.70		525,000	—	8,972	8,972
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	0.70		1,915,000	(11,262)	43,983	32,721
Morgan Stanley	Devon Energy Corp.	1.00	12/20/2024	0.70		915,000	(2,072)	17,707	15,635
Goldman Sachs	Federative Republic of Brazil	1.00	6/20/2024	0.88		300,000	(6,009)	8,371	2,362
Barclays Bank	Indonesia Government International	1.00	12/20/2024	0.63		6,065,000	38,866	85,349	124,215
Barclays Bank	Indonesia Government International	1.00	12/20/2024	0.63		4,057,181	25,006	58,087	83,093
Barclays Bank	Indonesia Government International	1.00	12/20/2024	0.63		7,000,000	38,000	105,363	143,363
Goldman Sachs	Indonesia Government International	1.00	12/20/2024	0.63		17,932,741	118,614	248,657	367,271
Goldman Sachs	Indonesia Government International	1.00	12/20/2024	0.63		12,982,980	78,517	187,381	265,898
Goldman Sachs	Indonesia Government International	1.00	12/20/2024	0.63		465,000	3,611	5,912	9,523
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63		9,737,235	61,166	138,258	199,424
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63		23,489,863	142,059	339,025	481,084
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63		1,865,000	14,809	23,387	38,196
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63		35,000,000	432,985	334,542	767,527
Morgan Stanley	Indonesia Government International	1.00	12/20/2024	0.63		6,530,000	33,932	99,805	133,737
Morgan Stanley	Mexico Government International	1.00	12/20/2024	0.78		2,800,000	(20,902)	57,557	36,655
Goldman Sachs	Republic of South Africa	1.00	6/20/2024	1.51		4,700,000	(174,354)	76,621	(97,733)
J.P. Morgan	Republic of South Africa	1.00	6/20/2023	1.23		9,400,000	(473,397)	428,386	(45,011)
Barclays Bank	Republic Of South Africa Gover	1.00	12/20/2024	1.63		19,000,000	(667,634)	123,141	(544,493)
Goldman Sachs	Republic Of South Africa Gover	1.00	12/20/2024	1.63		3,975,931	(146,147)	42,257	(103,890)
Goldman Sachs	Russia Emerging Markets SPMYC	1.00	12/20/2022	0.25		1,500,000	(20,136)	53,483	33,347
J.P. Morgan	Russia Emerging Markets SPMYC	1.00	6/20/2023	0.33		18,200,000	(385,446)	806,455	421,009
Goldman Sachs	Russian Foreign Bond - Eurobon	1.00	12/20/2024	0.55		20,600,000	126,960	315,957	442,917
Goldman Sachs	Teva Pharmaceutical Finance Ne	1.00	6/20/2022	2.33		210,000	(10,650)	4,221	(6,429)
Goldman Sachs	United Mexican States	1.00	6/20/2023	0.49		29,900,000	(170,968)	692,190	521,222
Goldman Sachs	United Mexican States	1.00	12/20/2023	0.56		9,100,000	(147,939)	305,160	157,221
J.P. Morgan	United Mexican States	1.00	12/20/2023	0.56		5,400,000	(92,543)	185,839	93,296
J.P. Morgan	United Mexican States	1.00	6/20/2024	0.68		300,000	(4,054)	8,219	4,165
Morgan Stanley	United Mexican States	1.00	12/20/2022	0.41		3,800,000	2,841	63,996	66,837

							$(1,360,609)	$6,251,285	$4,890,676

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.25%	3 Month USD LIBOR	Received	Quarterly	3/12/2050		$51,700,000	$(163,068)	$(1,691,383)	$(1,854,451)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,168,430)	6,552,566	5,384,136
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,840,143	2,865,362	4,705,505
2.54	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(483,222)	(483,222)
2.55	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(486,871)	(486,871)
2.56	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(491,693)	(491,693)
2.57	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	—	(249,040)	(249,040)
2.58	3 Month USD LIBOR	Received	Quarterly	2/5/2024		17,900,000	—	(749,577)	(749,577)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		18,000,000	—	(773,900)	(773,900)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	—	(258,292)	(258,292)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		47,200,000	3,531,269	1,080,849	4,612,118
3.00	6 Month Australian Bank Bill	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	662,378	8,557,275	9,219,653
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	287,087	394,539	681,626
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2030	GBP	18,700,000	189,056	470,062	659,118
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2050		6,000,000	144,774	611,724	756,498
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(18,539)	51,727	33,188
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,325	(4,756)	(1,431)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,019)	84,118	82,099
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,688	(6,925)	(2,237)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	144,180	(483,444)	(339,264)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	2,375	2,375
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	5,143	5,143
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(390)	5,597	5,207
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	6,326	6,326
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	3,710	3,710
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	10,505	57,266	67,771
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(3,122)	(3,122)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(23)	(13,623)	(13,646)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(416)	(416)
8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		20,200,000	(9,390)	(75,759)	(85,149)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		1,600,000	13	(6,953)	(6,940)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028		2,400,000	619	(11,195)	(10,576)

							$5,456,178	$14,958,468	$20,414,646

Lunar - payment frequency equal periods of 28 days (a lunar month).

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
Goldman Sachs	11/25/2019	1/15/2020	1.80%	$175,539,704
Goldman Sachs	12/12/2019	1/13/2020	2.15	6,092,781
Goldman Sachs	12/16/2019	1/3/2020	2.30	16,412,460
Goldman Sachs	12/20/2019	1/13/2020	2.15	1,285,944
Goldman Sachs	12/20/2019	1/15/2020	1.80	8,802,852
Morgan Stanley	11/1/2019	2/3/2020	1.90	3,172,839

				$211,306,580

Buy-Saleback Transactions

Counterparty	Lending Date	Maturity Date	Lending Rate	Amount Lent
Goldman Sachs	12/26/2019	1/15/2020	1.80%	$79,630,448
Morgan Stanley	12/27/2019	2/3/2020	1.90	3,096,624

				$82,727,072

Bridge Builder Core Plus Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,304,401,800	$—	$2,304,401,800
Corporate Bonds
Basic Materials	—	173,492,520	—	173,492,520
Communications	—	692,622,517	14,381	692,636,898
Consumer, Cyclical	—	577,691,422	—	577,691,422
Consumer, Non-cyclical	—	999,885,936	—	999,885,936
Diversified	—	9,543,548	—	9,543,548
Energy	—	657,420,403	2,964,742	660,385,145
Financials	—	1,949,921,022	—	1,949,921,022
Industrials	—	297,229,407	—	297,229,407
Technology	—	277,015,872	—	277,015,872
Utilities	—	312,621,520	—	312,621,520
Convertible Securities
Communications	—	6,924,226	—	6,924,226
Consumer, Cyclical	—	3,140,149	—	3,140,149
Consumer, Non-cyclical	—	7,374,361	—	7,374,361
Energy	—	2,031,175	—	2,031,175
Industrials	—	1,923,885	—	1,923,885
Government Related	—	4,054,464,038	—	4,054,464,038
Mortgage-Backed Obligations	—	6,282,988,611	—	6,282,988,611
Bank Loans	—	490,090,606	—	490,090,606
Common Stocks
Communications	8,264,191	—	27,180	8,291,371
Consumer, Cyclical	4,610,169	—	—	4,610,169
Convertible Preferred Stocks
Consumer, Non-cyclical	7,134,407	—	—	7,134,407
Warrants	—	—	12,219,325	12,219,325
Short-Term Investments
Money Market Funds	247,370,044	—	—	247,370,044
Government Related	—	111,865,554	—	111,865,554
Commercial Paper	—	16,964,270	—	16,964,270
Repurchase Agreements	—	252,000,000	—	252,000,000
U.S. Treasury Bills	—	79,776,300	—	79,776,300
Time Deposits	—	7,081,791	—	7,081,791
Futures Contracts (1)	5,080,861	—	—	5,080,861
Forward Foreign Currency Exchange Contracts (1)	—	3,519,539	—	3,519,539
Swap Contracts (1)	—	42,611,057	—	42,611,057

Total Assets	$272,459,672	$19,614,601,529	$15,225,628	$19,902,286,829

Liabilities
Futures Contracts (1)	$(20,212,412)	$—	$—	$(20,212,412)
Forward Foreign Currency Exchange Contracts (1)	—	(17,216,492)	—	(17,216,492)
Swap Contracts (1)	—	(9,429,696)	—	(9,429,696)

Total Liabilities	$(20,212,412)	$(26,646,188)	$—	$(46,858,600)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 97.59%
Alabama – 1.10%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,613,659
5.00%, 09/01/2036	10,000,000	11,936,500
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,610,800
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,136,581
5.00%, 04/01/2023	1,550,000	1,727,986
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,680,090
5.25%, 10/01/2048	1,650,000	1,872,074
5.50%, 10/01/2053	715,000	816,430
Homewood Educational Building Authority
4.00%, 12/01/2038	1,385,000	1,525,190
Industrial Development Board of the City of Mobile Alabama
1.71%, 06/01/2034(1)	5,000,000	5,000,000
1.85%, 06/01/2034(1)	1,025,000	1,026,251
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,213,350
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,130,170
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	2,941,267
5.38%, 12/01/2035	215,000	230,452
Southeast Alabama Gas Supply District
4.00%, 04/01/2049(1)	4,685,000	5,082,288
1.99% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,373,691
4.00%, 06/01/2049(1)	11,010,000	12,003,542
Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	615,000	674,852
5.25%, 05/01/2044(3)	3,675,000	4,223,898
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	477,627

Total Alabama		70,296,698

Alaska – 0.10%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,701,847
Borough of North Slope AK
5.00%, 06/30/2021	305,000	310,938
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,142,520

Total Alaska		6,155,305

Arizona – 3.02%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,117,200
1.70%, 01/01/2046(1)	8,000,000	8,000,000
Arizona Industrial Development Authority
0.48%, 02/01/2048(1)	8,000,000	8,000,000
5.00%, 07/01/2049(3)	650,000	681,005
5.00%, 07/15/2049(3)	500,000	544,790
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	14,600,000	16,721,818
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,186,143
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,479,076
City of Phoenix AZ
4.00%, 07/01/2022	900,000	964,926

City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2026	1,675,000	2,022,830
5.00%, 07/01/2027	3,000,000	3,687,480
5.00%, 07/01/2028	4,440,000	5,544,494
5.00%, 07/01/2029	12,865,000	14,329,166
5.00%, 07/01/2030	1,500,000	1,666,395
5.00%, 07/01/2032	800,000	965,128
5.00%, 07/01/2036	3,000,000	3,640,860
5.00%, 07/01/2042	540,000	636,055
4.00%, 07/01/2045	5,000,000	5,512,300
County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,092,518
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	10,954,000
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	316,308
5.00%, 07/01/2033	435,000	477,304
5.00%, 07/01/2038	450,000	489,258
5.00%, 07/01/2048	915,000	985,290
Industrial Development Authority of the City of Phoenix
5.00%, 07/01/2033	415,000	493,846
5.00%, 07/01/2034	765,000	907,359
1.45%, 12/01/2035(1)	19,400,000	19,399,806
5.00%, 07/01/2037	4,750,000	5,609,037
5.00%, 07/01/2038	1,295,000	1,516,082
5.00%, 07/01/2049	525,000	608,097
Industrial Development Authority of the County of Pima
4.75%, 06/15/2037(3)	2,250,000	2,313,832
5.00%, 06/15/2052(3)	2,000,000	2,061,280
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100,000	2,138,913
1.20%, 04/01/2029(1)	4,250,000	4,249,660
Maricopa County Industrial Development Authority
5.75%, 01/01/2036(3)	100,000	104,922
5.00%, 01/01/2046(1)	3,175,000	3,845,211
5.00%, 07/01/2047	1,000,000	1,221,250
5.00%, 01/01/2048(1)	1,300,000	1,432,873
5.00%, 01/01/2048(1)	1,000,000	1,168,830
6.00%, 01/01/2048(3)	635,000	664,845
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	5,979,800
5.00%, 07/01/2026	7,000,000	8,579,410
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	211,500
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,292,820
5.00%, 01/01/2024	1,600,000	1,843,232
5.00%, 01/01/2033	1,000,000	1,248,130
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,675,475
State of Arizona
5.00%, 10/01/2020	840,000	864,083
5.00%, 10/01/2021	740,000	789,447
5.00%, 10/01/2022	785,000	866,813
5.00%, 10/01/2023	1,035,000	1,180,500
5.00%, 10/01/2024	1,075,000	1,262,942
Tempe Industrial Development Authority
4.00%, 10/01/2023(3)	1,250,000	1,259,912
6.00%, 10/01/2037(3)	40,000	45,940
6.13%, 10/01/2047(3)	80,000	91,106

5.00%, 12/01/2050	500,000	550,945
6.13%, 10/01/2052(3)	80,000	90,821
5.00%, 12/01/2054	750,000	824,475
University of Arizona
5.00%, 06/01/2038	1,955,000	2,449,244
5.00%, 06/01/2039	860,000	1,074,518
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,190,800
5.00%, 07/01/2024	320,000	373,328
5.00%, 07/01/2025	1,410,000	1,689,603

Total Arizona		193,185,031

Arkansas – 0.10%
Arkansas Development Finance Authority
1.37%, 09/01/2023(1)	3,000,000	2,996,070
4.50%, 09/01/2049(3)	2,900,000	3,082,033
Arkansas State University
4.00%, 03/01/2020	525,000	527,194

Total Arkansas		6,605,297

California – 3.40%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,459,939
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,933,925
5.00%, 10/01/2037	2,000,000	2,340,120
Alisal Union School District
5.25%, 08/01/2042	740,000	903,925
Bay Area Toll Authority
2.86% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,042,550
2.10%, 04/01/2045(1)	2,790,000	2,842,368
2.85%, 04/01/2047(1)	1,000,000	1,074,530
2.95%, 04/01/2047(1)	1,170,000	1,270,515
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,158,840
5.00%, 11/01/2032(1)	1,400,000	1,552,754
5.00%, 07/01/2034(1)	1,710,000	1,893,244
1.25%, 10/01/2036(1)	2,500,000	2,502,750
California Housing Finance
4.00%, 03/20/2033	500,000	571,775
4.25%, 01/15/2035	527,591	618,047
California Municipal Finance Authority
4.00%, 07/15/2029	3,020,000	3,432,502
5.00%, 08/15/2029	1,000,000	1,261,250
5.00%, 12/31/2029	2,300,000	2,819,846
5.00%, 08/15/2034	1,065,000	1,297,809
4.00%, 08/15/2037	1,560,000	1,655,644
4.00%, 08/15/2042	1,000,000	1,050,910
5.00%, 12/31/2043	10,835,000	12,648,020
5.00%, 12/31/2047	555,000	644,627
5.00%, 05/15/2049	1,000,000	1,190,930
5.00%, 10/01/2049(3)	515,000	542,661
5.00%, 10/01/2057(3)	1,000,000	1,045,630
California Public Finance Authority
5.00%, 07/01/2027(3)	180,000	174,202
5.00%, 07/01/2047(3)	140,000	135,013
5.00%, 10/15/2047	1,775,000	1,994,266
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,899,475
5.00%, 03/01/2025	3,280,000	3,921,142
5.00%, 11/01/2037	235,000	258,223
5.00%, 09/01/2039	5,705,000	6,551,223

California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,189,727
4.00%, 09/02/2029	200,000	225,758
5.00%, 11/01/2032(3)	1,135,000	1,340,866
5.00%, 01/01/2038	750,000	888,682
5.00%, 09/02/2039	745,000	860,371
5.00%, 05/15/2040	400,000	459,464
5.00%, 11/01/2041(3)	875,000	1,011,439
5.00%, 04/01/2042	2,000,000	2,165,840
5.00%, 01/01/2043	1,000,000	1,170,930
5.00%, 09/02/2044	1,430,000	1,678,820
5.00%, 09/02/2044	500,000	585,620
5.00%, 09/02/2044	700,000	801,493
5.00%, 04/01/2046(1)	4,300,000	5,615,284
5.00%, 01/01/2048	2,840,000	3,303,374
5.25%, 12/01/2048(3)	800,000	924,000
5.00%, 09/02/2049	700,000	798,371
5.38%, 11/01/2049(3)	100,000	110,171
5.50%, 12/01/2054	1,960,000	2,174,483
5.25%, 12/01/2056(3)	1,000,000	1,123,420
5.50%, 12/01/2058(3)	4,845,000	5,656,586
City of Los Angeles Department of Airports
5.25%, 05/15/2031	4,805,000	6,048,438
5.25%, 05/15/2032	3,210,000	4,026,110
5.00%, 05/15/2033	1,250,000	1,536,200
5.00%, 05/15/2035	13,610,000	13,805,031
5.00%, 05/15/2040	22,575,000	22,898,500
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,666,120
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,546,026
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	292,070
5.00%, 04/01/2036	200,000	233,356
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	299,079
5.00%, 06/01/2022	400,000	432,780
5.00%, 06/01/2023	455,000	506,265
0.00%, 06/01/2024	1,000,000	941,150
5.00%, 06/01/2024	255,000	291,108
5.30%, 06/01/2037	1,000,000	1,045,080
5.00%, 06/01/2040	2,000,000	2,309,120
5.00%, 06/01/2047	925,000	956,330
5.25%, 06/01/2047	2,500,000	2,600,225
Irvine Unified School District
5.00%, 03/01/2057	800,000	919,472
Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,453,452
5.00%, 12/01/2030	2,520,000	3,039,498
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,028,389
5.00%, 08/01/2028	1,000,000	1,187,850
5.00%, 08/01/2029	775,000	915,407
5.00%, 08/01/2030	2,530,000	2,980,466
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,530,587
5.00%, 03/01/2030	1,700,000	2,060,774
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,110,281
Orchard School District

0.00%, 08/01/2022	2,940,000	2,841,833
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,040,034
State of California
5.00%, 08/01/2022	1,535,000	1,692,445
5.00%, 08/01/2023	3,000,000	3,420,900
5.00%, 09/01/2026	2,000,000	2,482,180
5.00%, 08/01/2027	620,000	747,900
5.00%, 08/01/2029	935,000	1,149,611
5.00%, 09/01/2029	370,000	456,587
5.00%, 08/01/2030	3,500,000	4,285,260
1.95% (1 Month LIBOR USD + 0.76%), 12/01/2031(2)	750,000	754,965
5.00%, 04/01/2032	6,000,000	8,166,780
4.00%, 09/01/2035	3,625,000	4,110,496
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	4,590,000	4,613,730

Total California		217,195,239

Colorado – 2.83%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,528,367
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	783,487
5.13%, 12/01/2047	1,075,000	1,116,839
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,505,603
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	523,665
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,460,522
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	556,458
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	783,049
5.13%, 12/01/2048	1,450,000	1,551,225
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	527,615
City & County of Denver CO
5.00%, 10/01/2032	10,845,000	11,824,304
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,904,624
5.00%, 11/15/2029	3,070,000	3,746,382
5.00%, 12/01/2031	7,000,000	8,608,460
5.00%, 12/01/2035	5,500,000	6,688,660
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	948,111
5.00%, 12/01/2022	1,855,000	2,037,476
5.00%, 11/01/2023	1,350,000	1,539,432
5.00%, 01/01/2024	125,000	138,364
5.00%, 11/01/2024	1,125,000	1,318,579
5.00%, 11/01/2025	1,715,000	2,053,644
5.00%, 01/01/2026	100,000	111,951
5.00%, 11/01/2026	1,330,000	1,625,021
5.00%, 01/01/2031	100,000	110,894
5.25%, 02/01/2031	2,250,000	2,348,505
5.00%, 11/15/2036(1)	6,770,000	7,723,622
5.00%, 01/01/2037	250,000	274,323
5.25%, 05/15/2037	475,000	543,799
5.00%, 10/01/2038(1)	630,000	669,772
2.41% (1 Month LIBOR USD + 1.25%), 10/01/2039(2)	2,000,000	2,004,900
4.00%, 11/01/2039	3,775,000	4,205,124

5.25%, 01/01/2040	540,000	604,136
5.00%, 02/01/2041	500,000	520,555
2.80%, 05/15/2042(1)	3,915,000	4,053,708
5.00%, 08/01/2044	2,200,000	2,592,700
5.25%, 01/01/2045	510,000	570,573
6.13%, 12/01/2045(3)	375,000	418,444
5.00%, 09/01/2046	1,000,000	1,138,480
5.00%, 08/01/2049(1)	13,830,000	16,317,187
5.00%, 11/15/2049(1)	2,585,000	3,180,636
6.25%, 12/01/2050(3)	205,000	229,518
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	706,359
5.00%, 12/31/2051	2,150,000	2,349,004
5.00%, 12/31/2056	1,925,000	2,097,788
Colorado Housing & Finance Authority
4.25%, 11/01/2049	1,135,000	1,257,557
4.25%, 11/01/2049	580,000	641,625
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	692,302
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	529,230
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	956,610
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,755,481
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,410,251
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,448,590
5.63%, 12/01/2048	2,130,000	2,270,239
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,113,686
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	524,375
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,068,230
E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	724,014
2.25% (1 Month LIBOR USD + 1.05%), 09/01/2039(2)	275,000	277,302
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,350,200
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,520,260
Painted Prairie Metropolitan District No 2
5.25%, 12/01/2048	500,000	519,515
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049(3)	1,500,000	1,524,420
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,007,543
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	772,369
Regional Transportation District
5.00%, 06/01/2031	1,315,000	1,647,340
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,368,832
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	769,238
5.50%, 12/01/2046	1,500,000	1,573,830
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	892,653

5.00%, 12/01/2046	1,880,000	1,968,642
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	524,710
Southlands Metropolitan District No 1
3.00%, 12/01/2022	232,000	235,042
3.50%, 12/01/2027	500,000	523,905
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	525,265
STC Metropolitan District No 2
3.00%, 12/01/2025	555,000	557,264
5.00%, 12/01/2038	500,000	541,535
University of Colorado
5.00%, 06/01/2047	500,000	615,860
2.00%, 06/01/2054(1)	10,955,000	11,248,265
University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,082,648
5.00%, 11/15/2047(1)	9,495,000	10,977,644
Vauxmont Metropolitan District
5.00%, 12/15/2021	100,000	106,235
5.00%, 12/01/2024	200,000	223,426
5.00%, 12/15/2024	135,000	154,158
5.00%, 12/01/2025	180,000	205,144
5.00%, 12/15/2025	85,000	98,801
5.00%, 12/01/2026	195,000	226,233
5.00%, 12/01/2027	205,000	240,928
5.00%, 12/01/2028	210,000	249,339
5.00%, 12/15/2028	130,000	149,878
5.00%, 12/01/2029	210,000	252,206
5.00%, 12/15/2029	5,000	5,746
5.00%, 12/15/2030	500,000	572,730
5.00%, 12/01/2031	230,000	272,771
5.00%, 12/01/2032	250,000	295,700
5.00%, 12/01/2035	100,000	117,248
Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	642,618
5.00%, 12/01/2049	1,000,000	1,054,570

Total Colorado		180,826,068

Connecticut – 1.70%
City of Bridgeport CT
5.00%, 09/15/2029	2,600,000	3,263,338
5.00%, 09/15/2030	2,250,000	2,791,980
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,489,420
5.00%, 07/15/2022	2,250,000	2,464,965
5.00%, 07/15/2023	2,000,000	2,260,160
5.00%, 07/15/2026	2,430,000	2,878,359
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,541,610
5.00%, 03/01/2028	1,490,000	1,816,578
5.00%, 03/01/2033	1,900,000	2,269,227
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,258,110
5.00%, 08/15/2023	900,000	1,023,768
5.00%, 08/15/2029	2,000,000	2,366,640
5.00%, 08/15/2031	1,000,000	1,172,810
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,622,619
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,280,525
Connecticut State Health & Educational Facilities Authority

4.00%, 07/01/2021(3)	875,000	893,086
4.00%, 07/01/2022(3)	1,010,000	1,044,643
5.00%, 11/01/2023	695,000	787,505
5.00%, 11/01/2024	475,000	552,378
5.00%, 07/01/2025(3)	435,000	477,526
5.00%, 11/01/2028	1,245,000	1,573,605
5.00%, 07/01/2029(3)	440,000	498,766
5.00%, 07/01/2029	1,000,000	1,245,100
2.05%, 07/01/2035(1)	6,570,000	6,661,126
2.00%, 07/01/2042(1)	4,370,000	4,509,359
5.00%, 07/01/2043	1,750,000	1,905,488
4.00%, 07/01/2044	710,000	758,308
4.00%, 07/01/2046	880,000	925,804
1.80%, 07/01/2049(1)	2,005,000	2,038,423
1.80%, 07/01/2049(1)	5,280,000	5,317,963
4.00%, 07/01/2049	645,000	686,099
5.00%, 07/01/2049(3)	1,550,000	1,668,172
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,188,288
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)	955,000	982,437
State of Connecticut
5.00%, 09/01/2022	5,725,000	6,299,103
5.00%, 11/01/2022	315,000	336,801
5.00%, 04/15/2023	3,200,000	3,584,800
5.00%, 01/15/2026	850,000	1,020,349
5.00%, 04/15/2026	1,500,000	1,811,265
5.00%, 06/15/2027	1,680,000	1,983,290
5.00%, 09/15/2027	1,000,000	1,240,400
5.00%, 03/01/2029	1,500,000	1,701,090
5.00%, 04/15/2030	565,000	711,538
5.00%, 06/15/2032	710,000	825,574
5.00%, 11/15/2032	200,000	234,678
5.00%, 04/15/2034	645,000	800,065
5.00%, 04/15/2035	225,000	278,316
5.00%, 01/15/2040	3,205,000	3,930,292
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,021,419
5.00%, 01/01/2038	4,400,000	5,259,496
Town of Hamden CT
5.00%, 08/15/2026	500,000	577,595
5.00%, 08/15/2026	1,335,000	1,614,482
5.00%, 01/01/2040	1,875,000	2,039,494
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,623,272
5.25%, 11/15/2034	3,705,000	4,650,850

Total Connecticut		108,758,354

Delaware – 0.27%
County of Kent DE
5.00%, 07/01/2040	645,000	723,903
5.00%, 07/01/2048	2,305,000	2,562,976
County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,769,342
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	511,260
5.00%, 09/01/2036	1,225,000	1,414,103
5.00%, 08/01/2039	715,000	827,777
5.00%, 09/01/2046	700,000	791,021
5.00%, 11/15/2048	2,000,000	2,292,380
5.00%, 08/01/2049	900,000	1,024,992

5.00%, 08/01/2054	835,000	947,224
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,651,792
5.00%, 06/01/2043	1,000,000	1,174,280
5.00%, 06/01/2048	500,000	583,140

Total Delaware		17,274,190

District of Columbia – 2.09%
District of Columbia
5.00%, 12/01/2022	2,000,000	2,224,580
5.00%, 12/01/2027	6,770,000	6,876,763
5.00%, 06/01/2031	2,500,000	3,077,475
5.00%, 06/01/2032	8,285,000	10,165,198
5.00%, 06/01/2033	3,795,000	4,551,609
5.00%, 06/01/2034	10,000,000	11,520,800
5.00%, 06/01/2034	1,000,000	1,172,390
5.00%, 06/01/2034	2,100,000	2,561,685
5.00%, 06/01/2035	3,000,000	3,450,690
5.00%, 12/01/2036	670,000	714,381
1.67%, 08/15/2038(1)	13,745,000	13,745,000
5.00%, 07/01/2042	730,000	782,166
5.00%, 06/01/2046	3,370,000	3,767,289
5.00%, 07/01/2052	915,000	975,573
District of Columbia Housing Finance Agency
2.45%, 11/01/2021(1)	13,750,000	13,871,550
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	213,920
District of Columbia Water & Sewer Authority
1.75%, 10/01/2054(1)	9,340,000	9,513,911
Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000,000	1,105,080
5.00%, 10/01/2023	850,000	962,472
5.00%, 10/01/2024	1,325,000	1,541,346
5.00%, 10/01/2024	1,500,000	1,763,760
5.00%, 10/01/2025	1,185,000	1,429,928
5.00%, 10/01/2027	500,000	619,505
5.00%, 10/01/2029	1,000,000	1,224,310
5.00%, 10/01/2030	1,480,000	1,616,574
5.00%, 10/01/2030	5,250,000	6,388,042
5.00%, 10/01/2031	5,335,000	6,586,164
5.00%, 10/01/2037	1,000,000	1,193,150
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%, 10/01/2033	1,250,000	1,571,175
5.00%, 10/01/2034	1,500,000	1,878,870
0.00%, 10/01/2037	1,000,000	581,770
4.00%, 10/01/2038	415,000	463,725
6.50%, 10/01/2041	2,000,000	2,575,200
4.00%, 10/01/2044	1,000,000	1,099,920
5.00%, 10/01/2053	4,890,000	5,208,094
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,513,301
5.00%, 10/01/2024	1,030,000	1,206,954
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	2,965,000	3,646,476

Total District of Columbia		133,360,796

Florida – 6.62%
Alachua County Health Facilities Authority
6.00%, 11/15/2034	35,000	31,348
5.00%, 12/01/2036	1,000,000	1,133,080
5.00%, 12/01/2044	3,350,000	3,747,377
6.38%, 11/15/2049	300,000	261,228

Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,467,232
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	265,000	269,370
Central Florida Expressway Authority
5.00%, 07/01/2035	5,000,000	6,229,400
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	373,918
5.00%, 06/01/2022	2,150,000	2,344,553
City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	2,580,000	3,192,621
1.62%, 10/01/2047(1)	12,800,000	12,800,000
City of Jacksonville FL
5.00%, 08/15/2028	3,045,000	3,879,695
5.00%, 08/15/2029	2,500,000	3,240,525
5.00%, 08/15/2030	1,700,000	2,180,318
5.00%, 08/15/2031	2,250,000	2,871,540
5.00%, 08/15/2032	1,200,000	1,523,832
5.00%, 08/15/2033	1,200,000	1,519,488
5.00%, 06/01/2053(3)	1,015,000	1,123,514
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,967,207
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,470,160
5.00%, 10/01/2031	1,120,000	1,423,733
5.00%, 10/01/2032	1,300,000	1,577,797
5.00%, 10/01/2032	1,680,000	2,125,570
5.00%, 10/01/2035	1,200,000	1,498,764
5.00%, 10/01/2036	1,000,000	1,248,200
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,631,836
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,261,243
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,301,403
5.00%, 10/01/2022	1,500,000	1,657,620
5.00%, 10/01/2023	3,620,000	4,089,080
5.00%, 10/01/2026	1,500,000	1,817,730
5.00%, 10/01/2026	1,000,000	1,211,820
5.00%, 10/01/2027	1,650,000	2,034,928
5.00%, 10/01/2027	3,500,000	4,316,515
5.00%, 10/01/2028	1,500,000	1,879,440
5.00%, 10/01/2029	500,000	585,610
5.00%, 10/01/2029	1,150,000	1,459,361
5.00%, 10/01/2030	405,000	491,496
5.00%, 10/01/2036	1,500,000	1,792,230
5.00%, 10/01/2040	10,000,000	11,499,700
5.00%, 10/01/2042	110,000	121,407
County of Broward FL Port Facilities Revenue
4.00%, 09/01/2037	11,250,000	12,616,762
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,138,715
County of Lee FL Solid Waste System Revenue
5.00%, 10/01/2025	3,045,000	3,545,750
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,131,660
5.00%, 10/01/2024	1,785,000	2,084,487
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,028,890
5.00%, 10/01/2021	690,000	736,478

5.00%, 10/01/2022	485,000	499,123
5.00%, 10/01/2031	3,000,000	3,298,260
5.00%, 10/01/2034	5,520,000	6,271,769
5.00%, 10/01/2035	1,000,000	1,134,250
5.00%, 10/01/2037	2,990,000	3,420,530
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,941,241
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,713,240
5.00%, 10/01/2032	1,275,000	1,498,979
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	8,077,300
6.25%, 10/01/2038	2,000,000	2,310,100
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,321,440
Crossings At Fleming Island Community Development District
4.50%, 05/01/2030	730,000	781,239
Esplanade Lake Club Community Development District
3.25%, 11/01/2025	250,000	250,177
3.25%, 11/01/2025	250,000	250,177
Florida Development Finance Corp.
5.00%, 05/01/2029(3)	1,525,000	1,687,809
5.00%, 02/15/2031	750,000	820,110
5.00%, 02/15/2038	600,000	654,666
5.00%, 02/15/2048	1,600,000	1,736,864
1.90%, 01/01/2049(1)	10,000,000	10,010,900
Florida Higher Educational Facilities Financial Authority
5.00%, 10/01/2029	1,000,000	1,221,340
5.00%, 10/01/2033	1,000,000	1,205,970
5.00%, 06/01/2048(3)	1,110,000	1,237,217
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,171,911
Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,098,510
5.00%, 10/01/2024	8,935,000	10,398,374
5.00%, 10/01/2030	1,000,000	1,213,570
5.00%, 10/01/2031	2,000,000	2,335,160
5.00%, 10/01/2033	2,000,000	2,325,920
5.00%, 10/01/2046	1,000,000	1,155,920
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,472,020
Harbor Bay Community Development District
3.10%, 05/01/2024	500,000	497,180
3.10%, 05/01/2024	100,000	99,436
3.10%, 05/01/2024	560,000	556,842
Hernando County School District
5.00%, 07/01/2024	805,000	933,792
Highlands County Health Facilities Authority
1.62%, 11/15/2035(1)	4,200,000	4,200,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	469,961
5.00%, 10/01/2033	465,000	581,306
5.00%, 10/01/2034	2,150,000	2,681,179
5.00%, 10/01/2035	2,275,000	2,828,962
5.00%, 10/01/2036	2,650,000	3,286,053
5.00%, 10/01/2040	12,500,000	14,306,000
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,354,853
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	365,000	370,628

3.50%, 05/01/2024	225,000	227,426
4.35%, 05/01/2024	1,565,000	1,602,795
4.55%, 05/01/2024(3)	950,000	972,999
3.13%, 05/01/2025	315,000	315,145
3.40%, 05/01/2030	370,000	368,712
4.00%, 05/01/2040	600,000	604,524
4.00%, 05/01/2050	1,000,000	989,540
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037(3)	250,000	267,163
5.00%, 11/15/2039	1,850,000	2,144,002
5.75%, 12/01/2052(3)	750,000	796,403
Lee County School Board
5.00%, 08/01/2027	6,495,000	8,053,151
5.00%, 08/01/2028	3,275,000	4,121,948
Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,364,482
5.00%, 04/01/2035	6,555,000	8,047,967
5.00%, 04/01/2037	2,060,000	2,509,595
LT Ranch Community Development District
3.00%, 05/01/2025	835,000	830,909
Manatee County School District
5.00%, 10/01/2025	520,000	630,692
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,710,207
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	914,192
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,247,591
5.00%, 04/01/2045	1,010,000	1,141,300
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,452,740
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	129,888
5.00%, 08/01/2026	155,000	187,085
5.00%, 08/01/2027	345,000	424,726
5.00%, 08/01/2028	400,000	489,616
5.00%, 08/01/2029	480,000	584,837
5.00%, 08/01/2030	680,000	824,595
5.00%, 08/01/2032	750,000	903,833
Miami-Dade County Industrial Development Authority
1.70%, 06/01/2021(1)	5,000,000	5,000,000
1.50%, 09/01/2027(1)	6,500,000	6,513,325
Monroe County School District/FL
5.00%, 06/01/2033	500,000	604,985
5.00%, 06/01/2035	500,000	602,340
Orange County Convention Center/Orlando
5.00%, 10/01/2023	1,510,000	1,722,880
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	879,353
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,184,690
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	57,217
5.00%, 05/15/2024	615,000	684,981
5.00%, 12/01/2024	105,000	123,370
7.50%, 06/01/2049	100,000	112,249
7.50%, 06/01/2049	1,875,000	2,105,419
Palm Beach County School District
5.00%, 08/01/2023	500,000	567,320
5.00%, 08/01/2024	220,000	257,193

5.00%, 08/01/2026	3,750,000	4,612,838
5.00%, 08/01/2026	1,065,000	1,310,046
5.00%, 08/01/2030	4,520,000	5,330,074
5.00%, 08/01/2032	3,000,000	3,512,070
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	375,000	435,559
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	821,258
5.00%, 01/01/2047	875,000	956,393
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,548,490
5.00%, 05/01/2026	1,000,000	1,180,020
5.00%, 05/01/2028	2,785,000	3,258,366
5.00%, 02/01/2029	8,000,000	9,494,640
5.00%, 02/01/2030	500,000	591,130
5.00%, 05/01/2031(1)	5,000,000	5,744,650
5.00%, 05/01/2031	5,000,000	5,839,850
School District of Broward County/FL
5.00%, 07/01/2022	1,000,000	1,094,100
5.00%, 07/01/2028	1,500,000	1,857,015
5.00%, 07/01/2029	2,545,000	3,136,382
5.00%, 07/01/2030	5,500,000	6,470,475
Seminole County Industrial Development Authority
3.75%, 11/15/2025	2,690,000	2,690,511
South Miami Health Facilities Authority
5.00%, 08/15/2023	250,000	282,960
5.00%, 08/15/2024	400,000	466,400
5.00%, 08/15/2025	700,000	836,444
St Johns County School Board
5.00%, 07/01/2029	1,250,000	1,595,613
5.00%, 07/01/2030	1,500,000	1,903,785
5.00%, 07/01/2031	1,000,000	1,263,590
State of Florida
5.00%, 06/01/2023	2,425,000	2,743,936
5.00%, 07/01/2023	2,630,000	2,983,025
5.00%, 06/01/2024	2,415,000	2,820,599
5.00%, 06/01/2024	4,500,000	5,255,775
5.00%, 07/01/2024	2,460,000	2,875,838
4.00%, 06/01/2030	9,390,000	9,947,578
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,634,640
5.00%, 07/01/2024	4,000,000	4,670,400
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,694,261
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,118,270
Tolomato Community Development District
2.00%, 05/01/2021	580,000	581,966
2.00%, 05/01/2022	605,000	608,128
2.00%, 05/01/2023	1,255,000	1,263,019
2.00%, 05/01/2024	1,300,000	1,306,565
3.50%, 05/01/2024	650,000	653,068
2.10%, 05/01/2025	1,345,000	1,353,527
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,668,370
Village Community Development District No 13
3.00%, 05/01/2029(3)	1,000,000	1,013,250
3.38%, 05/01/2034(3)	1,000,000	1,021,280
Volusia County Educational Facility Authority
4.00%, 10/15/2037	740,000	828,104

5.00%, 10/15/2044	390,000	470,847
5.00%, 10/15/2049	730,000	878,613
Volusia County School Board
5.00%, 08/01/2024	2,100,000	2,448,915
West Villages Improvement District
4.00%, 05/01/2024	400,000	405,600
Westside Community Development District
3.50%, 05/01/2024(3)	570,000	569,755

Total Florida		422,936,282

Georgia – 2.77%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	2,319,812
7.00%, 01/01/2040	985,000	1,043,657
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	2,991,390
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,677,620
5.00%, 07/01/2031	650,000	830,394
5.00%, 07/01/2032	1,000,000	1,271,290
5.00%, 07/01/2033	1,135,000	1,436,377
5.00%, 07/01/2037	1,800,000	2,236,320
Burke County Development Authority
2.25%, 10/01/2032(1)	2,800,000	2,849,364
3.25%, 11/01/2045(1)	3,000,000	3,134,550
2.93%, 11/01/2053(1)	2,940,000	3,076,004
City of Atlanta GA Department of Aviation
4.00%, 07/01/2039	4,000,000	4,474,840
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	16,982,596
City of East Point GA
5.00%, 08/01/2020	415,000	423,391
5.00%, 08/01/2021	250,000	263,630
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150,000	1,330,952
Columbus Medical Center Hospital Authority
5.00%, 07/01/2054(1)	3,300,000	3,927,033
5.00%, 07/01/2054(1)	2,700,000	3,377,106
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	568,222
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,547,579
Fayette County Hospital Authority/GA
5.00%, 07/01/2054(1)	1,300,000	1,485,575
Fulton County Development Authority
5.00%, 04/01/2023	300,000	333,438
5.00%, 06/15/2044	580,000	712,663
5.00%, 04/01/2047	1,000,000	1,157,350
Fulton County Residential Care Facilities for the Elderly Authority
5.00%, 04/01/2047(3)	700,000	759,997
5.00%, 04/01/2054(3)	550,000	592,565
Gainesville & Hall County Development Authority
1.70%, 11/15/2033(1)	5,800,000	5,800,000
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	798,103
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	689,216
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	571,345
Macon-Bibb County Housing Authority
2.04%, 04/01/2021(1)	15,000,000	15,023,400

Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,017,520
Main Street Natural Gas, Inc.
5.00%, 05/15/2027	3,000,000	3,611,610
5.00%, 05/15/2028	2,500,000	3,050,050
5.00%, 05/15/2043	4,520,000	5,347,612
1.90% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,414,592
4.00%, 04/01/2048(1)	3,600,000	3,908,016
1.97% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,708,432
4.00%, 08/01/2048(1)	7,975,000	8,693,946
4.00%, 08/01/2049(1)	17,670,000	19,707,704
4.00%, 03/01/2050(1)	20,000,000	22,632,800
Marietta Development Authority
5.00%, 11/01/2037(3)	625,000	701,869
5.00%, 11/01/2047(3)	500,000	553,105
Monroe County Development Authority
2.35%, 10/01/2048(1)	500,000	504,880
Municipal Electric Authority of Georgia
5.00%, 01/01/2024	830,000	940,515
5.00%, 01/01/2025	900,000	1,045,188
5.00%, 01/01/2025	350,000	406,462
5.00%, 01/01/2026	320,000	378,669
5.00%, 01/01/2026	300,000	355,002
5.00%, 01/01/2027	300,000	360,999
5.00%, 01/01/2028	750,000	915,450
5.00%, 01/01/2028	25,000	30,577
5.00%, 01/01/2030	1,000,000	1,219,980
5.00%, 01/01/2031	685,000	839,084
5.00%, 01/01/2049	3,610,000	4,145,038
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,182,530
5.00%, 04/01/2044	1,000,000	1,116,720
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	134,078
State of Georgia
5.00%, 07/01/2023	1,000,000	1,134,600

Total Georgia		176,742,807

Guam – 0.07%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,710,549
Territory of Guam
5.00%, 11/15/2031	2,410,000	2,821,001

Total Guam		4,531,550

Hawaii – 0.55%
City & County of Honolulu HI
1.91% (SIFMA Municipal Swap Index Yield + 0.30%), 09/01/2023(2)	1,000,000	1,000,060
5.00%, 09/01/2024	1,275,000	1,497,398
1.93% (SIFMA Municipal Swap Index Yield + 0.32%), 09/01/2027(2)	5,000,000	5,000,300
5.00%, 10/01/2029	2,000,000	2,395,500
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,187,069
5.00%, 01/01/2030	15,500,000	19,436,845
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,571,782
5.00%, 07/01/2032	1,500,000	1,842,255

Total Hawaii		34,931,209

Idaho – 0.06%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,504,732
Idaho Housing & Finance Association

4.00%, 01/01/2050	290,000	318,095

Total Idaho		3,822,827

Illinois – 9.74%
Chicago Board of Education
5.00%, 12/01/2021	1,000,000	1,052,640
5.00%, 12/01/2023	2,000,000	2,193,780
5.00%, 12/01/2024	130,000	144,966
5.00%, 12/01/2024	2,175,000	2,425,386
0.00%, 12/01/2025	265,000	229,628
0.00%, 12/01/2025	345,000	294,965
5.00%, 12/01/2025	475,000	538,123
5.00%, 12/01/2025	2,500,000	2,901,225
5.00%, 12/01/2025	1,160,000	1,314,152
5.00%, 12/01/2026	145,000	166,327
5.00%, 12/01/2026	3,660,000	4,198,313
5.00%, 12/01/2027	850,000	988,507
5.00%, 12/01/2028	1,270,000	1,494,409
5.00%, 12/01/2029	905,000	1,075,240
5.00%, 12/01/2029	540,000	641,579
5.00%, 12/01/2030	2,220,000	2,622,131
5.00%, 12/01/2030	2,000,000	2,362,280
6.75%, 12/01/2030(3)	1,500,000	1,926,240
5.00%, 12/01/2031	2,185,000	2,572,379
5.00%, 12/01/2033	300,000	347,301
5.00%, 12/01/2034	250,000	297,375
5.00%, 12/01/2041	785,000	815,788
5.25%, 12/01/2041	3,000,000	3,131,520
5.00%, 12/01/2042	200,000	211,302
5.00%, 12/01/2046	1,455,000	1,641,225
6.50%, 12/01/2046	100,000	120,332
7.00%, 12/01/2046(3)	400,000	508,744
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,179,150
5.00%, 01/01/2027	1,800,000	2,125,512
5.50%, 01/01/2028	5,000,000	5,589,450
5.00%, 01/01/2032	2,000,000	2,247,280
5.00%, 01/01/2034	1,000,000	1,120,770
5.00%, 01/01/2041	835,000	967,448
5.00%, 01/01/2046	300,000	345,177
Chicago O’Hare International Airport
5.00%, 01/01/2021	1,535,000	1,590,782
5.00%, 01/01/2022	520,000	557,866
5.00%, 01/01/2023	1,000,000	1,111,070
5.00%, 01/01/2024	865,000	985,218
5.00%, 01/01/2025	415,000	485,641
5.00%, 01/01/2027	385,000	469,481
5.00%, 01/01/2028	1,000,000	1,211,600
5.00%, 01/01/2030	520,000	647,234
5.00%, 01/01/2030	2,000,000	2,297,960
5.00%, 01/01/2030	2,000,000	2,327,000
5.00%, 01/01/2031	660,000	785,961
5.00%, 01/01/2031	835,000	1,031,250
5.00%, 01/01/2031	700,000	801,619
5.00%, 01/01/2032	1,140,000	1,400,707
5.00%, 01/01/2032	1,300,000	1,486,121
5.00%, 01/01/2032	10,225,000	11,847,196
5.00%, 01/01/2033	1,200,000	1,468,308
5.00%, 01/01/2033	2,520,000	2,915,111
5.00%, 01/01/2033	345,000	407,224
5.00%, 07/01/2033	550,000	654,813

5.00%, 01/01/2034	400,000	471,396
5.00%, 01/01/2035	1,285,000	1,563,575
5.00%, 01/01/2036	430,000	504,747
5.00%, 01/01/2042	500,000	579,765
Chicago Park District
4.00%, 01/01/2022	500,000	521,800
5.00%, 01/01/2025	500,000	515,370
5.00%, 01/01/2029	3,000,000	3,348,720
5.00%, 01/01/2036	480,000	501,811
Chicago Transit Authority
5.00%, 06/01/2022	265,000	285,951
5.00%, 06/01/2023	240,000	266,275
5.00%, 06/01/2024	200,000	227,842
5.25%, 06/01/2024	2,000,000	2,110,380
5.00%, 06/01/2025	200,000	233,316
5.00%, 06/01/2026	8,275,000	9,858,918
5.00%, 06/01/2026	160,000	190,626
City of Chicago IL
4.25%, 01/01/2020	465,000	465,000
5.00%, 01/01/2022	460,000	494,822
5.00%, 01/01/2023	1,535,000	1,535,000
5.00%, 01/01/2026	425,000	502,384
5.00%, 01/01/2027	500,000	591,040
5.25%, 01/01/2027	2,435,000	2,756,371
5.00%, 01/01/2028	865,000	865,000
5.75%, 01/01/2034	2,000,000	2,377,720
5.00%, 01/01/2035	750,000	830,227
5.50%, 01/01/2035	1,000,000	1,130,870
5.00%, 01/01/2039	1,200,000	1,363,380
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,153,880
City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	495,648
5.00%, 01/01/2024	500,000	564,500
5.00%, 01/01/2028	2,900,000	3,235,907
5.00%, 01/01/2029	1,300,000	1,446,341
5.00%, 01/01/2030	1,310,000	1,493,072
5.00%, 01/01/2030	1,000,000	1,188,990
5.00%, 01/01/2033	2,000,000	2,242,240
5.00%, 01/01/2039	1,000,000	1,107,040
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	1,030,000	1,059,355
5.00%, 11/01/2021	1,525,000	1,621,410
5.00%, 11/01/2022	1,000,000	1,095,890
4.00%, 11/01/2023	1,025,000	1,092,875
5.00%, 11/01/2023	650,000	733,148
5.00%, 11/01/2024	1,150,000	1,322,856
5.00%, 11/01/2024	250,000	287,577
5.00%, 11/01/2024	1,000,000	1,150,310
5.00%, 11/01/2025	1,000,000	1,150,630
5.00%, 11/01/2026	1,000,000	1,147,210
5.00%, 11/01/2033	500,000	563,620
City of Springfield IL
5.00%, 12/01/2024	340,000	390,191
5.00%, 12/01/2025	395,000	463,189
5.00%, 12/01/2026	160,000	184,955
City of Waukegan IL
4.00%, 12/30/2024	540,000	598,811
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,272,141

Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	999,064
County of Cook IL
5.25%, 11/15/2022	405,000	417,948
5.00%, 11/15/2023	3,090,000	3,484,068
5.00%, 11/15/2025	2,500,000	2,739,700
5.00%, 11/15/2026	1,000,000	1,029,480
5.00%, 11/15/2026	1,450,000	1,741,783
5.25%, 11/15/2028	1,035,000	1,098,828
5.00%, 11/15/2029	1,000,000	1,178,680
5.00%, 11/15/2030	500,000	586,605
5.00%, 11/15/2034	1,200,000	1,389,852
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,179,232
5.00%, 11/15/2033	2,795,000	3,337,901
5.25%, 11/15/2035	3,000,000	3,618,690
County of Kankakee IL
4.00%, 12/01/2020	515,000	524,950
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,550,584
Illinois Finance Authority
5.00%, 08/01/2021	445,000	468,047
5.00%, 02/15/2022	215,000	232,108
5.00%, 07/01/2022	1,000,000	1,095,140
5.00%, 12/01/2022	325,000	348,260
4.00%, 05/15/2023	45,000	49,129
4.00%, 05/15/2023	320,000	337,520
5.00%, 11/15/2023	1,680,000	1,901,676
5.00%, 12/01/2023	1,880,000	2,123,103
5.00%, 01/01/2024	250,000	280,807
5.00%, 02/15/2024	215,000	247,224
5.00%, 05/15/2024	350,000	401,446
5.00%, 02/15/2025	695,000	815,423
5.00%, 07/15/2025	230,000	274,395
5.00%, 08/01/2025	1,605,000	1,870,932
5.00%, 02/15/2026	360,000	436,126
5.00%, 02/15/2026	1,345,000	1,613,691
5.00%, 03/01/2028	15,000	17,872
5.00%, 05/15/2028	12,620,000	15,669,875
5.00%, 09/01/2028	500,000	601,665
5.00%, 01/01/2029	1,650,000	2,028,378
5.00%, 02/15/2029	1,445,000	1,768,810
5.00%, 10/01/2029	505,000	637,270
5.00%, 12/01/2029	340,000	398,929
5.00%, 02/15/2030	1,240,000	1,507,431
5.00%, 07/01/2030	275,000	324,654
5.00%, 07/15/2030	710,000	880,869
5.00%, 08/01/2030	870,000	1,036,100
5.00%, 09/01/2030	430,000	517,574
5.00%, 10/01/2030	565,000	708,233
5.00%, 11/15/2030	2,000,000	2,326,260
5.00%, 01/01/2031	3,545,000	4,183,596
5.00%, 02/15/2031	300,000	363,147
5.00%, 05/15/2031	5,000,000	6,085,600
5.00%, 07/01/2031	1,420,000	1,728,211
5.25%, 08/15/2031	500,000	587,330
3.63%, 02/15/2032	355,000	382,775
4.00%, 09/01/2032	40,000	41,749
4.75%, 05/15/2033	125,000	139,554
4.75%, 05/15/2033	835,000	880,608

5.00%, 05/15/2033	795,000	839,027
5.00%, 08/15/2033	250,000	286,740
5.00%, 10/01/2033	700,000	868,000
5.00%, 01/01/2034	605,000	707,366
3.75%, 02/15/2034	200,000	216,258
5.00%, 02/15/2034	1,890,000	2,259,382
5.00%, 07/01/2034	300,000	347,847
5.00%, 08/15/2034	2,500,000	3,009,150
5.00%, 11/15/2034	3,000,000	3,448,890
5.00%, 11/15/2034	300,000	344,889
3.00%, 07/01/2035	2,250,000	2,279,272
5.25%, 07/01/2035	20,085,000	25,711,612
5.00%, 08/15/2035	600,000	685,770
5.00%, 08/15/2035	100,000	113,239
4.00%, 02/15/2036	800,000	887,056
5.00%, 02/15/2036	905,000	1,072,941
5.00%, 07/01/2036	830,000	956,608
5.00%, 08/15/2036	1,000,000	1,140,430
5.00%, 10/01/2036	620,000	762,036
5.00%, 01/01/2037	2,785,000	3,233,218
5.25%, 02/15/2037	380,000	412,547
5.00%, 05/15/2037	395,000	436,210
5.00%, 05/15/2037	1,050,000	1,119,006
4.13%, 08/15/2037	1,090,000	1,143,192
5.00%, 08/15/2037	1,000,000	1,135,950
1.75%, 04/01/2038(1)	8,000,000	8,000,000
5.13%, 05/15/2038	1,000,000	1,050,280
6.00%, 08/15/2038	1,500,000	1,508,460
5.00%, 11/15/2038	3,795,000	4,303,188
8.00%, 05/15/2040	785,000	804,421
4.00%, 02/15/2041	5,000	5,837
4.00%, 02/15/2041	2,890,000	3,149,522
5.00%, 02/15/2041	1,535,000	1,796,948
5.00%, 08/01/2042	120,000	136,372
1.75%, 11/15/2042(1)	1,770,000	1,780,000
0.60%, 08/01/2043(1)	7,965,000	7,965,000
5.00%, 01/01/2044	4,145,000	4,725,714
5.00%, 08/15/2044	200,000	222,746
5.00%, 11/15/2045	2,565,000	2,861,822
8.00%, 05/15/2046	1,595,000	1,634,460
5.00%, 12/01/2046	5,950,000	6,735,935
5.00%, 05/15/2047	100,000	108,808
5.25%, 05/15/2047	245,000	259,212
5.25%, 05/15/2047	35,000	39,650
5.00%, 08/01/2049	140,000	158,071
5.25%, 05/15/2054	1,000,000	1,040,800
5.00%, 07/15/2057(1)	11,305,000	12,504,121
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	305,473
5.00%, 02/01/2031	470,000	546,765
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,947,451
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,070,435
5.00%, 01/01/2028	3,000,000	3,752,280
5.00%, 12/01/2031	235,000	275,768
5.00%, 12/01/2032	425,000	497,539
5.00%, 01/01/2034	1,300,000	1,582,373
5.00%, 01/01/2037	1,260,000	1,451,911
5.00%, 01/01/2038	3,800,000	4,317,978

5.00%, 01/01/2041	7,000,000	8,145,970
Illinois State University
5.00%, 04/01/2032	1,370,000	1,625,163
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,802,160
5.00%, 02/01/2026	1,930,000	2,298,804
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,141,230
5.00%, 01/01/2027	100,000	118,208
5.00%, 01/01/2027	2,100,000	2,387,994
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,035,806
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	931,000
0.00%, 01/15/2025	1,000,000	911,180
0.00%, 01/15/2026	1,000,000	888,120
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,143,340
0.00%, 06/15/2028	14,270,000	11,440,687
5.00%, 12/15/2028	2,815,000	3,009,770
5.00%, 12/15/2028	1,000,000	1,170,260
0.00%, 06/15/2029	2,500,000	1,928,875
0.00%, 12/15/2030	11,000,000	7,979,400
5.00%, 12/15/2032	550,000	634,172
0.00%, 12/15/2034	550,000	340,934
5.00%, 06/15/2050	13,285,000	15,287,050
5.25%, 06/15/2050	3,275,000	3,335,522
5.00%, 06/15/2057	5,550,000	6,181,146
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	6,067,479
5.25%, 12/01/2032	1,800,000	2,402,712
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,665,895
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,652,055
Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,533,765
5.50%, 06/01/2023	1,240,000	1,316,173
5.00%, 06/01/2024	5,275,000	6,065,037
Regional Transportation Authority
5.00%, 07/01/2020	400,000	407,412
5.00%, 07/01/2021	400,000	422,264
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,143,140
5.00%, 01/01/2025	4,000,000	4,572,560
5.00%, 01/01/2026	2,000,000	2,332,920
State of Illinois
5.00%, 11/01/2020	610,000	626,921
5.00%, 02/01/2021	6,000,000	6,209,820
5.00%, 09/01/2021	1,365,000	1,434,752
5.00%, 10/01/2021	2,000,000	2,106,540
5.00%, 11/01/2021	10,625,000	11,217,556
5.00%, 01/01/2022	700,000	701,638
5.00%, 08/01/2022	3,000,000	3,263,550
5.00%, 09/01/2022	1,340,000	1,444,667
5.00%, 11/01/2022	2,500,000	2,698,550
4.00%, 01/01/2023	330,000	341,778
5.00%, 02/01/2023	235,000	254,735
5.00%, 02/01/2023	200,000	216,796
5.00%, 09/01/2023	1,365,000	1,499,685

5.00%, 11/01/2023	5,160,000	5,680,489
5.00%, 06/15/2024	2,305,000	2,504,751
5.50%, 07/01/2024	1,000,000	1,108,570
5.00%, 09/01/2024	1,365,000	1,524,678
5.00%, 02/01/2025	455,000	499,959
5.00%, 05/01/2025	3,050,000	3,366,895
5.00%, 06/01/2025	880,000	994,541
5.00%, 06/15/2025	4,090,000	4,440,309
5.50%, 07/01/2025	400,000	443,256
5.00%, 11/01/2025	4,950,000	5,633,298
5.00%, 11/01/2025	2,040,000	2,321,602
5.00%, 11/01/2025	11,200,000	12,648,720
5.00%, 06/01/2026	125,000	143,223
5.00%, 10/01/2026	2,270,000	2,613,110
5.00%, 11/01/2026	9,230,000	10,562,627
5.00%, 02/01/2027	635,000	733,857
5.00%, 02/01/2028	1,000,000	1,151,700
5.00%, 05/01/2028	265,000	291,622
5.00%, 11/01/2028	3,000,000	3,454,410
5.00%, 02/01/2029	1,000,000	1,146,820
5.25%, 02/01/2029	3,720,000	4,101,077
5.00%, 04/01/2029	605,000	663,013
5.25%, 02/01/2030	100,000	109,950
5.25%, 12/01/2030	18,185,000	21,269,722
5.00%, 01/01/2031	11,000,000	11,515,020
5.25%, 02/01/2031	760,000	833,424
5.00%, 10/01/2031	800,000	925,176
5.00%, 05/01/2032	800,000	871,888
5.00%, 05/01/2034	2,500,000	2,716,975
5.50%, 07/01/2038	1,500,000	1,641,390
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	390,499
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,158,643
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,200,107
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	540,275
4.00%, 03/01/2025	500,000	560,950
4.00%, 03/01/2027	1,000,000	1,150,460
Village of Hillside IL
5.00%, 01/01/2024	925,000	957,412
Will County Community Unit School District No 365 Valley View
5.00%, 11/01/2023	420,000	475,230
5.00%, 11/01/2024	2,390,000	2,778,112
0.00%, 11/01/2025	1,520,000	1,351,721
0.00%, 11/01/2026	905,000	785,124
5.00%, 11/01/2026	1,800,000	2,188,854

Total Illinois		622,356,406

Indiana – 2.21%
Ball State University
5.00%, 07/01/2033	955,000	1,161,910
City of Whiting IN
5.25%, 01/01/2021	1,745,000	1,811,467
5.00%, 12/01/2044(1)	19,230,000	22,724,860
5.00%, 11/01/2045(1)	3,000,000	3,276,240
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,539,206
Indiana Finance Authority
5.00%, 12/01/2024	3,000,000	3,544,920

5.00%, 05/01/2026	1,100,000	1,334,762
5.00%, 11/01/2026	1,200,000	1,472,280
6.00%, 12/01/2026	2,035,000	2,059,054
5.00%, 05/01/2027	700,000	866,341
5.00%, 05/01/2029	685,000	875,519
5.00%, 11/01/2029	2,350,000	2,890,852
5.00%, 09/01/2031	440,000	521,853
5.00%, 06/01/2032	2,750,000	2,870,120
5.25%, 02/01/2033	2,500,000	2,983,000
5.00%, 03/01/2036	4,000,000	4,559,680
5.00%, 09/01/2036	1,000,000	1,173,140
5.25%, 10/01/2038	15,010,000	15,964,186
5.00%, 06/01/2039	1,200,000	1,251,144
1.63%, 12/01/2039(1)	5,575,000	5,575,000
1.65%, 12/01/2042(1)	2,145,000	2,158,385
5.00%, 07/01/2048	3,600,000	3,929,292
5.25%, 01/01/2051	5,450,000	6,034,839
2.25%, 12/01/2058(1)	1,285,000	1,331,131
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	3,000,000	3,025,410
Indiana Health Facility Financing Authority
1.25%, 11/01/2027(1)	920,000	920,083
1.35%, 11/01/2027(1)	1,075,000	1,075,688
2.00%, 11/15/2036(1)	2,070,000	2,113,304
Indiana Housing & Community Development Authority
1.65%, 04/01/2022(1)	7,500,000	7,516,500
3.50%, 01/01/2049	1,220,000	1,316,014
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	383,857
1.45%, 06/01/2021	5,190,000	5,190,156
5.00%, 01/01/2022	755,000	808,741
5.00%, 01/01/2023	285,000	314,794
5.00%, 07/15/2023	300,000	339,024
5.00%, 07/15/2024	1,000,000	1,161,760
5.00%, 07/15/2025	750,000	893,003
5.00%, 01/15/2026	720,000	866,851
5.00%, 01/15/2027	700,000	859,481
5.00%, 01/15/2028	500,000	623,275
5.00%, 01/01/2029	1,000,000	1,191,910
5.00%, 01/01/2031	1,000,000	1,182,090
5.00%, 02/01/2044	12,000,000	14,699,640
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,182,896
5.00%, 07/10/2023	1,740,000	1,960,997
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	463,180
5.00%, 01/15/2029	540,000	638,939
5.00%, 01/15/2030	700,000	825,090

Total Indiana		141,461,864

Iowa – 0.56%
City of Coralville IA
4.00%, 05/01/2030	1,200,000	1,217,724
Iowa Finance Authority
3.13%, 12/01/2022	8,125,000	8,242,813
3.25%, 03/01/2023	3,300,000	3,301,947
5.25%, 12/01/2025	3,000,000	3,318,480
4.75%, 08/01/2042	980,000	1,018,759
5.00%, 05/15/2043	270,000	302,092
5.00%, 05/15/2048	335,000	373,331
2.88%, 05/15/2049	895,000	900,307

Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,775,000	2,067,378
5.00%, 12/01/2025	1,000,000	1,183,070
5.00%, 12/01/2028	1,640,000	2,028,483
PEFA, Inc.
5.00%, 09/01/2049(1)	10,000,000	11,839,000

Total Iowa		35,793,384

Kansas – 0.14%
City of Lenexa KS
5.00%, 05/15/2021	500,000	518,460
5.00%, 05/15/2039	325,000	363,740
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	385,290
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,893,567

Total Kansas		9,161,057

Kentucky – 2.02%
City of Ashland KY
5.00%, 02/01/2028	255,000	307,655
5.00%, 02/01/2032	395,000	475,868
4.00%, 02/01/2034	500,000	542,100
4.00%, 02/01/2038	620,000	662,817
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,537,056
County of Carroll KY
1.55%, 09/01/2042(1)	6,250,000	6,196,000
County of Trimble KY
2.55%, 11/01/2027(1)	6,730,000	6,834,517
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,163,550
5.00%, 09/01/2025	1,250,000	1,486,300
Kentucky Economic Development Finance Authority
5.00%, 06/01/2024	1,000,000	1,123,800
5.00%, 08/01/2030	2,160,000	2,665,915
5.00%, 05/15/2031	100,000	106,550
5.00%, 06/01/2037	325,000	371,904
6.38%, 06/01/2040	2,550,000	2,604,136
5.00%, 06/01/2041	225,000	255,512
5.25%, 06/01/2041	725,000	838,963
6.50%, 03/01/2045	1,000,000	1,021,700
5.00%, 06/01/2045	1,000,000	1,123,250
5.00%, 12/01/2045	300,000	348,972
5.00%, 05/15/2046	500,000	519,570
6.25%, 11/15/2046	750,000	605,663
5.00%, 12/01/2047	620,000	671,138
5.00%, 05/15/2051	325,000	336,804
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	608,142
5.00%, 06/01/2021	610,000	637,761
Kentucky Housing Corp.
2.45%, 04/01/2021(1)	13,000,000	13,098,670
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,442,000
4.00%, 01/01/2049(1)	10,000,000	11,042,400
4.00%, 12/01/2049(1)	10,000,000	11,075,000
4.00%, 12/01/2049(1)	11,620,000	12,879,724
4.00%, 02/01/2050(1)	6,500,000	7,431,840
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,122,250
6.00%, 07/01/2053	530,000	600,633

Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	524,535
5.00%, 05/01/2029	1,000,000	1,202,430
5.00%, 05/01/2029	1,025,000	1,258,516
5.00%, 11/01/2031	1,685,000	2,066,332
5.00%, 05/01/2032	270,000	328,361
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,170,005
5.00%, 10/01/2023	1,565,000	1,773,317
5.00%, 12/01/2028	430,000	467,642
5.00%, 12/01/2029	1,250,000	1,359,425
5.00%, 10/01/2030	2,500,000	2,985,200
5.00%, 12/01/2030	130,000	141,380
5.00%, 10/01/2032	430,000	508,918
1.85%, 10/01/2033(1)	15,900,000	15,991,743
University of Louisville
3.00%, 09/01/2021	1,230,000	1,263,825

Total Kentucky		128,779,789

Louisiana – 1.46%
Calcasieu Parish Memorial Hospital Service District
5.00%, 12/01/2025	285,000	331,255
5.00%, 12/01/2026	255,000	300,760
5.00%, 12/01/2027	300,000	358,164
5.00%, 12/01/2028	300,000	361,317
5.00%, 12/01/2029	1,015,000	1,232,900
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge
1.59%, 03/01/2022(1)	5,000,000	5,000,000
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,172,020
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,219,380
5.00%, 09/01/2028	500,000	617,525
5.00%, 09/01/2029	365,000	456,443
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	656,328
5.63%, 06/15/2048(3)	700,000	761,138
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,127,140
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 10/01/2028	1,045,000	1,311,266
6.50%, 08/01/2029	2,200,000	2,263,624
3.50%, 11/01/2032	4,000,000	4,223,280
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027(1)	2,500,000	2,505,850
1.65%, 09/01/2034(1)	4,500,000	4,506,030
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,097,295
5.00%, 12/15/2022	230,000	255,102
5.00%, 12/15/2023	335,000	382,734
5.00%, 12/15/2024	330,000	387,087
5.00%, 12/15/2025	275,000	329,747
5.00%, 12/15/2026	300,000	367,707
0.00%, 10/01/2027	2,000,000	1,936,420
5.00%, 12/15/2028	250,000	309,692
5.00%, 12/15/2029	200,000	246,552
5.00%, 12/15/2030	150,000	183,993
5.00%, 05/15/2031	1,250,000	1,486,700
5.00%, 12/15/2031	390,000	477,083
5.00%, 05/15/2032	1,000,000	1,184,760
1.70%, 05/01/2042(1)	8,825,000	8,825,000

Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,213,160
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	55,103
5.00%, 01/01/2024	1,400,000	1,584,660
5.00%, 01/01/2024	55,000	62,255
5.00%, 01/01/2027	850,000	980,959
5.00%, 01/01/2028	155,000	185,768
5.00%, 01/01/2029	810,000	929,921
5.00%, 01/01/2030	275,000	326,579
5.00%, 01/01/2033	740,000	870,432
5.00%, 01/01/2033	2,600,000	3,139,214
5.00%, 01/01/2034	170,000	199,602
5.00%, 01/01/2034	750,000	880,598
5.00%, 01/01/2034	2,750,000	3,313,585
5.00%, 01/01/2036	500,000	584,420
5.00%, 01/01/2037	500,000	583,100
5.00%, 01/01/2040	1,540,000	1,752,320
5.00%, 01/01/2040	1,000,000	1,125,230
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	2,335,000	2,349,804
2.10%, 06/01/2037(1)	5,995,000	6,052,252
2.20%, 06/01/2037(1)	7,605,000	7,670,555
State of Louisiana
5.00%, 07/15/2021	1,695,000	1,794,971

Total Louisiana		93,528,780

Maine – 0.10%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,543,447
5.00%, 07/01/2041	1,235,000	1,376,531
5.00%, 07/01/2043	610,000	652,682
4.00%, 07/01/2046	330,000	342,253
5.00%, 07/01/2046	1,735,000	1,925,538
Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	805,694

Total Maine		6,646,145

Maryland – 2.53%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,118,890
5.00%, 07/01/2026	720,000	882,454
5.00%, 07/01/2029	4,770,000	5,854,603
5.00%, 09/01/2030	3,000,000	3,560,820
5.00%, 09/01/2032	1,000,000	1,178,940
5.00%, 09/01/2036	1,770,000	2,056,404
5.00%, 09/01/2039	2,775,000	3,183,369
5.00%, 09/01/2046	2,500,000	2,835,675
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,545,036
5.00%, 01/01/2033	130,000	148,170
5.00%, 01/01/2036	85,000	96,473
City of Rockville MD
4.00%, 11/01/2021	200,000	207,616
2.50%, 11/01/2024	245,000	245,066
3.00%, 11/01/2025	580,000	581,375
5.00%, 11/01/2042	1,250,000	1,371,938
5.00%, 11/01/2047	1,230,000	1,345,928
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,223,343
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,839,859

4.00%, 03/01/2035	4,000,000	4,647,360
County of Howard MD
4.00%, 08/15/2031	1,665,000	1,950,214
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,425,828
5.38%, 07/01/2048	625,000	670,894
County of Prince George’s MD
4.00%, 08/01/2027	3,000,000	3,280,860
4.00%, 08/01/2029	4,035,000	4,390,605
4.00%, 08/01/2030	9,865,000	10,711,614
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,010,170
2.60%, 09/01/2022	2,630,000	2,716,895
2.70%, 03/01/2023	3,195,000	3,321,298
2.75%, 09/01/2023	1,010,000	1,056,995
2.85%, 03/01/2024	2,560,000	2,696,371
2.95%, 03/01/2025	3,025,000	3,227,403
3.10%, 03/01/2026	1,445,000	1,552,739
3.25%, 03/01/2027	2,325,000	2,531,785
4.00%, 09/01/2049	1,605,000	1,763,221
3.50%, 03/01/2050	1,300,000	1,403,428
Maryland Community Development Administration Multi-Family Mortgage Revenue
2.34%, 04/01/2021(3)	10,000,000	10,053,700
Maryland Economic Development Corp.
5.00%, 07/01/2020	250,000	254,345
5.00%, 07/01/2021	500,000	525,605
5.00%, 06/01/2023	215,000	239,145
5.00%, 03/31/2024	5,700,000	6,049,923
5.00%, 09/30/2027	50,000	58,851
5.00%, 06/01/2028	2,000,000	2,462,440
5.00%, 09/30/2030	905,000	1,049,519
5.00%, 06/01/2035	1,415,000	1,701,679
5.00%, 03/31/2046	1,680,000	1,878,996
5.00%, 06/01/2049	1,000,000	1,183,170
5.00%, 03/31/2051	1,640,000	1,830,880
5.00%, 06/01/2058	600,000	665,706
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2024	535,000	616,047
5.00%, 07/01/2024	745,000	858,560
5.50%, 01/01/2029	1,500,000	1,838,865
5.50%, 01/01/2030	1,750,000	2,134,860
5.00%, 07/01/2030	600,000	707,292
5.00%, 07/01/2032	750,000	875,040
5.00%, 07/01/2035	75,000	86,777
5.00%, 08/15/2038	1,945,000	2,212,010
4.00%, 07/01/2042	120,000	127,010
5.00%, 07/01/2043	500,000	571,285
5.00%, 07/01/2045	2,000,000	2,263,360
5.50%, 01/01/2046	1,290,000	1,524,535
5.00%, 07/01/2048	1,000,000	1,139,130
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	950,211
5.00%, 05/01/2032	765,000	911,742
5.00%, 05/01/2041	5,000,000	5,846,400
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,787,375
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,364,105
State of Maryland
5.00%, 03/01/2020	6,000,000	6,038,040

4.00%, 03/15/2021	1,170,000	1,176,926
5.00%, 08/01/2022	3,000,000	3,298,830
5.00%, 08/01/2024	1,450,000	1,700,081
State of Maryland Department of Transportation
4.00%, 09/01/2026	5,000,000	5,858,600
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,500,900

Total Maryland		161,975,579

Massachusetts – 2.98%
Boston Water & Sewer Commission
3.75%, 11/01/2037	13,450,000	14,131,377
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,364,082
Commonwealth of Massachusetts
5.00%, 07/01/2022	485,000	532,026
5.50%, 12/01/2022	1,195,000	1,346,992
5.00%, 09/01/2028	2,000,000	2,401,740
5.00%, 12/01/2030	1,500,000	1,841,160
5.00%, 01/01/2032	5,400,000	6,706,044
5.25%, 01/01/2033	6,000,000	7,734,180
5.00%, 07/01/2036	12,630,000	14,890,770
3.50%, 05/01/2037	10,000,000	10,358,400
1.05%, 08/01/2043(1)	10,515,000	10,506,693
1.70%, 08/01/2043(1)	1,750,000	1,772,067
5.25%, 09/01/2043	1,250,000	1,558,575
5.00%, 03/01/2046	205,000	231,088
Commonwealth of Massachusetts Transportation Fund Revenue
3.75%, 06/01/2040	45,000,000	46,062,000
Massachusetts Bay Transportation Authority
5.25%, 07/01/2031	5,440,000	7,451,386
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	390,134
5.00%, 07/01/2023	900,000	1,019,151
5.00%, 10/01/2024	2,020,000	2,382,368
5.00%, 07/01/2025	1,090,000	1,288,990
5.00%, 10/01/2025	905,000	1,061,882
5.00%, 07/01/2026	1,140,000	1,377,519
5.00%, 10/01/2026	955,000	1,141,139
5.00%, 07/01/2030	590,000	737,488
5.00%, 01/01/2031	475,000	557,541
5.00%, 01/01/2032	635,000	743,598
5.00%, 07/01/2032	500,000	615,595
5.00%, 01/01/2033	540,000	630,617
5.00%, 01/01/2034	710,000	827,647
5.00%, 07/01/2034	500,000	611,275
5.00%, 01/01/2035	745,000	866,636
5.00%, 01/01/2036	1,100,000	1,276,495
5.00%, 10/01/2037(3)	500,000	552,430
5.00%, 07/01/2038(1)	8,525,000	9,793,861
5.00%, 01/01/2040	755,000	882,104
5.13%, 11/15/2046(3)	800,000	903,056
5.00%, 10/01/2047(3)	375,000	411,773
2.09% (SIFMA Municipal Swap Index Yield + 0.48%), 07/01/2050(2)	4,100,000	4,100,533
5.00%, 10/01/2057(3)	1,535,000	1,681,193
Massachusetts Educational Financing Authority
5.00%, 07/01/2026	5,000,000	5,966,900
Massachusetts Housing Finance Agency
2.16% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	9,900,000	9,900,000
Massachusetts Port Authority
5.00%, 07/01/2024	800,000	924,960

5.00%, 07/01/2025	295,000	349,366
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,768,500
5.00%, 10/15/2032	1,000,000	1,069,590
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,501,618
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,266,472

Total Massachusetts		190,489,011

Michigan – 2.78%
Avondale School District
5.00%, 11/01/2022	600,000	664,050
5.00%, 11/01/2023	680,000	775,968
5.00%, 11/01/2024	800,000	936,424
5.00%, 11/01/2025	785,000	942,926
5.00%, 11/01/2026	765,000	938,020
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,868,314
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,031,650
5.00%, 04/01/2022	835,000	880,224
5.00%, 04/01/2023	750,000	805,417
5.00%, 04/01/2024	900,000	984,879
5.00%, 04/01/2025	900,000	1,002,006
5.00%, 04/01/2034	1,000,000	1,129,480
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,373,635
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,050,920
City of Royal Oak MI
5.00%, 04/01/2029	500,000	626,490
5.00%, 04/01/2031	1,045,000	1,296,845
City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	792,743
5.00%, 10/01/2022	800,000	871,792
5.00%, 10/01/2023	500,000	560,905
5.00%, 10/01/2024	765,000	877,776
Clarkston Community Schools
5.00%, 05/01/2022	445,000	483,893
County of Kent MI
5.00%, 06/01/2028	700,000	852,586
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	600,890
5.00%, 07/01/2038	1,000,000	1,110,710
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,278,229
5.00%, 11/01/2037	1,750,000	2,172,677
5.00%, 11/01/2038	1,000,000	1,237,880
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,569,820
5.00%, 07/01/2036	1,000,000	1,170,210
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,128,720
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	145,294
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,407,292
5.00%, 05/01/2021	1,385,000	1,454,472
5.00%, 05/01/2025	3,275,000	3,899,739
Michigan Finance Authority

5.00%, 07/01/2022	1,235,000	1,350,892
5.00%, 11/15/2022	275,000	303,358
5.00%, 10/01/2023	1,000,000	1,096,810
5.00%, 10/01/2024	3,000,000	3,535,110
5.00%, 11/01/2024	750,000	877,897
5.00%, 10/01/2025	5,000,000	6,058,150
5.00%, 11/01/2025	1,000,000	1,198,700
5.00%, 12/01/2026	1,190,000	1,467,913
5.00%, 12/01/2029	500,000	621,380
5.00%, 07/01/2030	600,000	702,090
5.00%, 10/01/2030	800,000	910,504
5.00%, 07/01/2033	350,000	405,240
4.00%, 12/01/2035	1,500,000	1,703,010
5.00%, 12/01/2044(1)	2,550,000	2,988,982
5.00%, 11/15/2048	760,000	915,990
3.75%, 11/15/2049(1)	3,600,000	4,027,392
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,869,525
5.00%, 04/15/2035	1,250,000	1,588,312
Michigan State Hospital Finance Authority
5.00%, 12/01/2022	125,000	138,465
5.00%, 12/01/2023	1,150,000	1,314,232
5.00%, 12/01/2024	275,000	323,656
5.00%, 12/01/2025	700,000	844,746
5.00%, 12/01/2027	415,000	522,095
1.90%, 11/15/2047(1)	3,650,000	3,677,375
2.40%, 11/15/2047(1)	850,000	876,834
4.00%, 11/15/2047(1)	9,750,000	10,620,968
4.00%, 11/15/2047(1)	4,505,000	5,021,453
Michigan Strategic Fund
5.00%, 06/30/2025	2,000,000	2,325,980
5.00%, 12/31/2025	2,595,000	3,049,826
5.00%, 06/30/2026	2,800,000	3,324,272
1.45%, 09/01/2030(1)	1,260,000	1,257,732
1.72%, 12/01/2033(1)	8,050,000	8,050,000
1.59%, 12/01/2042(1)	5,500,000	5,500,000
1.80%, 10/01/2049(1)	2,075,000	2,084,504
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	7,025,000	7,098,201
0.00%, 06/01/2052	7,500,000	442,875
Oakland University
5.00%, 03/01/2041	2,190,000	2,542,787
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,208,590
Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,559,638
Royal Oak School District
5.00%, 05/01/2023	600,000	673,086
5.00%, 05/01/2024	600,000	692,088
State of Michigan
5.00%, 03/15/2020	1,670,000	1,682,876
5.00%, 03/15/2021	1,000,000	1,046,100
5.00%, 03/15/2022	1,170,000	1,267,777
5.00%, 03/15/2023	2,000,000	2,240,700
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	221,726
5.00%, 12/01/2023	400,000	457,124
5.00%, 12/01/2023	250,000	285,188
5.00%, 12/01/2023	550,000	623,134
5.00%, 12/01/2024	375,000	440,764

5.00%, 12/01/2024	500,000	579,930
5.00%, 12/01/2025	600,000	713,922
5.00%, 12/01/2027	4,055,000	4,808,297
5.00%, 12/01/2030	3,000,000	3,530,400
5.00%, 12/01/2031	350,000	428,127
5.00%, 12/01/2033	300,000	366,309
5.00%, 12/01/2040	4,000,000	4,682,520
5.00%, 12/01/2042	1,000,000	1,091,780
5.00%, 12/01/2042	900,000	1,058,148
5.00%, 12/01/2047	1,000,000	1,167,840
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	209,443
5.00%, 11/01/2023	80,000	90,808
5.00%, 11/01/2024	185,000	215,418
5.00%, 11/01/2025	95,000	113,231
5.00%, 11/01/2026	1,000,000	1,218,200
5.00%, 11/01/2027	600,000	744,576
5.00%, 11/01/2029	585,000	739,879

Total Michigan		177,717,751

Minnesota – 0.45%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,300,162
5.00%, 10/01/2049	2,200,000	2,266,264
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,218,690
City of Moorhead MN
5.00%, 12/01/2025	775,000	869,209
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,097,200
City of Rochester MN
5.00%, 12/01/2025	850,000	914,235
5.25%, 12/01/2038	1,000,000	1,043,780
City of St Paul Park MN
5.00%, 05/01/2053	400,000	424,760
City of Wayzata MN
5.00%, 08/01/2054	400,000	438,240
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	609,130
5.00%, 02/15/2034	750,000	911,152
5.00%, 02/15/2037	1,250,000	1,505,600
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,571,756
5.00%, 02/01/2026	2,315,000	2,784,065
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,629,499
State of Minnesota
5.00%, 03/01/2020	1,040,000	1,046,562
5.00%, 06/01/2020	2,345,000	2,382,778
5.00%, 08/01/2023	1,465,000	1,665,559

Total Minnesota		28,678,641

Mississippi – 0.36%
Mississippi Business Finance Corp.
1.60%, 12/01/2030(1)	4,320,000	4,320,000
1.60%, 11/01/2035(1)	8,700,000	8,700,000
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2021	350,000	362,649
5.00%, 01/01/2029	910,000	1,131,139
5.00%, 01/01/2033	1,750,000	2,173,063
State of Mississippi
5.00%, 10/15/2020	1,750,000	1,801,660

5.00%, 10/15/2021	1,300,000	1,387,841
5.00%, 10/15/2022	1,750,000	1,929,865
5.00%, 10/01/2030	1,000,000	1,248,510

Total Mississippi		23,054,727

Missouri – 0.72%
Belton School District No 124
5.00%, 03/01/2028	250,000	318,690
5.50%, 03/01/2030	500,000	632,020
5.50%, 03/01/2033	500,000	626,575
5.50%, 03/01/2036	500,000	623,655
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	577,465
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	346,660
5.00%, 01/01/2031	135,000	168,553
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	471,868
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,804,534
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2025	7,000,000	8,305,220
5.00%, 04/01/2027	1,705,000	1,954,152
5.00%, 02/01/2029	1,000,000	1,175,680
5.00%, 02/01/2035	1,000,000	1,140,170
5.00%, 02/01/2036	200,000	230,150
4.00%, 02/01/2040	100,000	106,676
5.00%, 08/01/2040	1,145,000	1,235,650
5.00%, 10/01/2042	6,370,000	7,492,903
5.00%, 10/01/2046	6,000,000	7,255,860
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	97,318
4.38%, 11/15/2035	230,000	249,189
4.75%, 11/15/2047	250,000	271,940
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,551,885
Missouri Housing Development Commission
4.00%, 05/01/2050	340,000	374,659
St Louis County Industrial Development Authority
5.00%, 12/01/2025	875,000	946,120
5.50%, 09/01/2033	1,000,000	1,102,820
5.00%, 09/01/2038	500,000	561,560
5.13%, 08/15/2045	200,000	216,328
5.13%, 09/01/2048	2,345,000	2,637,023
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,146,110
5.38%, 06/01/2043	2,000,000	2,269,300

Total Missouri		45,890,733

Montana – 0.03%
City of Kalispell MT
5.25%, 05/15/2037	765,000	830,859
5.25%, 05/15/2047	500,000	537,980
Montana Board of Housing
4.00%, 12/01/2047	435,000	458,647
4.00%, 06/01/2050	165,000	184,128

Total Montana		2,011,614

Nebraska – 0.84%
Central Plains Energy Project
5.00%, 09/01/2035	930,000	1,216,579
4.00%, 12/01/2049(1)	37,500,000	41,961,750
5.00%, 03/01/2050(1)	5,000,000	5,588,550

City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,066,469
Nebraska Investment Finance Authority
3.75%, 09/01/2049	1,150,000	1,230,362
4.00%, 09/01/2049	905,000	983,672
Omaha Airport Authority
5.00%, 12/15/2031	515,000	616,857

Total Nebraska		53,664,239

Nevada – 1.12%
City of Carson City NV
5.00%, 09/01/2026	550,000	655,803
City of Las Vegas NV Special Improvement District No 814
4.00%, 06/01/2039	450,000	468,265
4.00%, 06/01/2049	1,100,000	1,125,993
City of Reno NV
5.00%, 06/01/2038	150,000	179,463
0.00%, 07/01/2058(3)	2,000,000	289,260
City of Sparks NV
2.50%, 06/15/2024(3)	1,875,000	1,897,631
Clark County School District
5.00%, 06/15/2021	420,000	443,121
5.00%, 06/15/2023	370,000	415,710
5.00%, 06/15/2023	1,650,000	1,853,841
5.00%, 06/15/2024	4,500,000	5,206,860
5.00%, 06/15/2025	6,060,000	7,196,917
5.00%, 06/15/2029	4,080,000	5,076,214
4.00%, 06/15/2034	5,000,000	5,594,400
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	875,940
5.00%, 07/01/2021	1,000,000	1,056,420
5.00%, 07/01/2024	3,320,000	3,841,705
5.00%, 07/01/2024	1,250,000	1,443,475
5.00%, 07/01/2025	2,220,000	2,625,283
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,681,420
5.00%, 06/01/2032	3,000,000	3,750,270
5.00%, 11/01/2032	4,565,000	5,338,357
County of Washoe NV
2.05%, 03/01/2036(1)	5,000,000	5,048,900
2.05%, 03/01/2036(1)	4,500,000	4,544,010
3.00%, 03/01/2036(1)	700,000	726,768
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2033	1,140,000	1,294,379
Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,165,120
5.00%, 06/15/2040	685,000	776,146
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,127,270
5.00%, 06/01/2039	2,815,000	3,255,294
Nevada Housing Division
4.00%, 10/01/2049	530,000	583,965

Total Nevada		71,538,200

New Hampshire – 0.77%
New Hampshire Business Finance Authority
5.00%, 01/01/2024	720,000	804,298
2.36% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,496,770
5.25%, 07/01/2039(3)	240,000	260,957
5.63%, 07/01/2046(3)	125,000	137,227
2.00%, 06/01/2049(1)(3)	25,000,000	25,070,250
5.75%, 07/01/2054(3)	315,000	346,418

New Hampshire Health & Education Facilities Authority Act
5.00%, 07/01/2023	500,000	565,830
4.13%, 07/01/2024(3)	155,000	155,234
5.25%, 07/01/2027(3)	1,250,000	1,293,487
5.00%, 08/01/2027	750,000	923,918
5.00%, 10/01/2028	1,580,000	1,885,019
5.00%, 07/01/2030	390,000	487,161
5.00%, 10/01/2032	2,825,000	3,314,346
4.00%, 10/01/2038	115,000	124,113
5.00%, 10/01/2038	425,000	490,662
6.25%, 07/01/2042(3)	700,000	759,948
5.00%, 07/01/2044	2,445,000	2,823,388
6.13%, 07/01/2052(3)	495,000	533,858

Total New Hampshire		49,472,884

New Jersey – 3.07%
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	614,780
5.00%, 01/15/2029	1,000,000	1,226,560
5.00%, 01/15/2033	500,000	603,695
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,240,750
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,503,340
Hudson County Improvement Authority
4.00%, 01/01/2036	1,125,000	1,279,924
4.00%, 01/01/2037	855,000	969,946
4.00%, 01/01/2040	1,250,000	1,404,537
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,359,020
New Jersey Economic Development Authority
4.00%, 01/01/2020	115,000	115,000
5.00%, 01/01/2023	400,000	440,268
5.00%, 03/01/2023	4,045,000	4,465,033
5.00%, 03/01/2024	2,405,000	2,617,578
5.00%, 06/15/2024	2,000,000	2,275,180
5.00%, 06/15/2025	5,190,000	6,007,165
5.00%, 06/01/2026	900,000	1,080,108
5.50%, 01/01/2027	500,000	573,200
5.00%, 06/15/2028	605,000	644,845
5.00%, 06/15/2029	1,000,000	1,063,620
3.13%, 07/01/2029	725,000	735,715
5.00%, 06/15/2030	4,000,000	4,763,360
5.50%, 06/15/2030	2,000,000	2,382,480
5.63%, 11/15/2030	2,095,000	2,396,135
5.00%, 01/01/2031	500,000	558,360
5.00%, 06/15/2033	5,000,000	5,937,450
5.13%, 01/01/2034	705,000	788,366
5.00%, 06/15/2034	1,000,000	1,184,420
5.00%, 06/15/2035	1,595,000	1,858,079
5.00%, 10/01/2037	3,185,000	3,687,434
2.20%, 10/01/2039(1)	1,400,000	1,393,700
5.00%, 10/01/2039(3)	355,000	355,788
5.13%, 06/15/2043	2,450,000	2,599,523
5.25%, 01/01/2044	190,000	197,549
5.00%, 10/01/2047	2,450,000	2,785,454
5.63%, 01/01/2052	2,000,000	2,258,940
5.00%, 06/15/2054(3)	2,900,000	3,088,819
4.00%, 08/01/2059	355,000	383,499
5.00%, 08/01/2059	1,000,000	1,188,500
New Jersey Educational Facilities Authority

5.00%, 06/01/2023	930,000	1,033,788
5.00%, 07/01/2023	3,390,000	3,777,070
5.00%, 07/01/2032	4,920,000	5,732,194
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	42,024
5.00%, 07/01/2022	540,000	585,803
5.00%, 07/01/2023	140,000	156,086
5.00%, 07/01/2023	530,000	598,026
5.00%, 07/01/2024	110,000	125,634
5.00%, 07/01/2024	2,500,000	2,730,725
5.00%, 07/01/2025	120,000	140,046
5.00%, 07/01/2026	40,000	47,520
5.00%, 07/01/2027	60,000	71,084
5.00%, 07/01/2028	155,000	188,716
5.00%, 07/01/2030	165,000	192,822
5.00%, 07/01/2031	430,000	430,000
5.63%, 07/01/2032	380,000	405,126
5.00%, 07/01/2033	500,000	591,720
5.00%, 07/01/2041	815,000	923,794
5.00%, 07/01/2042(1)	2,755,000	3,266,769
5.00%, 07/01/2043(1)	2,250,000	2,602,980
4.00%, 07/01/2044	1,000,000	1,115,810
5.00%, 07/01/2045(1)	2,735,000	3,332,215
5.00%, 07/01/2046	2,375,000	2,669,120
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2021	660,000	706,695
5.50%, 12/01/2021	2,260,000	2,434,472
5.00%, 12/01/2023	460,000	524,368
5.00%, 12/01/2024	265,000	310,371
5.00%, 12/01/2025	490,000	587,319
5.00%, 12/01/2044	1,000,000	1,075,060
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021(1)	3,000,000	3,011,520
2.41%, 10/01/2021(1)	5,000,000	5,038,300
3.55%, 04/01/2027	2,095,000	2,231,259
3.65%, 04/01/2028	1,515,000	1,622,838
New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,949,112
5.00%, 12/15/2023	2,700,000	3,045,762
5.25%, 12/15/2023	3,940,000	4,482,105
5.50%, 12/15/2023	190,000	217,951
5.00%, 12/15/2024	1,335,000	1,537,600
5.00%, 06/15/2025	450,000	498,096
5.00%, 12/15/2025	1,255,000	1,467,434
0.00%, 12/15/2026	2,600,000	2,207,192
5.00%, 12/15/2026	2,000,000	2,364,620
5.00%, 06/15/2027	235,000	277,396
0.00%, 12/15/2027	3,260,000	2,669,940
0.00%, 12/15/2028	770,000	605,828
5.00%, 12/15/2028	5,510,000	6,644,123
5.00%, 06/15/2029	665,000	715,221
5.00%, 06/15/2029	1,200,000	1,403,892
5.00%, 12/15/2029	820,000	998,030
0.00%, 12/15/2030	2,000,000	1,476,080
5.00%, 12/15/2030	2,000,000	2,378,700
5.00%, 06/15/2031	3,545,000	4,114,682
5.50%, 06/15/2031	1,000,000	1,054,720
5.00%, 06/15/2032	2,725,000	3,216,399
5.00%, 06/15/2032	1,860,000	1,993,381
5.00%, 12/15/2032	1,340,000	1,578,989

5.00%, 12/15/2033	2,200,000	2,586,496
5.25%, 06/15/2036	10,180,000	10,672,305
4.00%, 12/15/2039	600,000	635,478
5.00%, 12/15/2039	700,000	816,515
5.25%, 06/15/2043	3,000,000	3,513,630
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,804,750
Tender Option Bond Trust Receipts/Certificates
1.79%, 07/01/2025(1)(3)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
5.00%, 06/01/2023	570,000	632,501
5.25%, 06/01/2046	2,300,000	2,665,332
Township of Montclair NJ
4.00%, 03/01/2023	800,000	872,752
4.00%, 03/01/2027	325,000	383,480

Total New Jersey		196,409,886

New Mexico – 0.40%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,943,432
5.00%, 07/01/2028	1,700,000	2,074,493
Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	963,112
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,534,755
City of Santa Fe NM
2.25%, 05/15/2024	555,000	555,499
2.63%, 05/15/2025	995,000	995,975
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	574,496
New Mexico Hospital Equipment Loan Council
5.00%, 08/01/2049(1)	2,360,000	2,798,016
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	750,000	817,605
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,612,851

Total New Mexico		25,870,234

New York – 9.27%
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	219,116
5.00%, 08/01/2023	230,000	259,930
4.88%, 05/01/2031(3)	750,000	835,942
5.00%, 01/01/2035(3)	3,900,000	4,280,913
5.50%, 05/01/2048(3)	1,350,000	1,520,653
City of New York NY
5.00%, 08/01/2025	1,600,000	1,925,264
5.00%, 08/01/2027	2,975,000	3,559,617
5.00%, 08/01/2027	400,000	472,224
5.00%, 08/01/2028	400,000	482,808
5.00%, 08/01/2028	3,975,000	4,749,370
5.00%, 08/01/2028	700,000	856,289
5.00%, 08/01/2029	1,500,000	1,885,980
5.00%, 08/01/2029	1,305,000	1,640,803
5.00%, 08/01/2032	1,745,000	2,149,683
1.68%, 04/01/2036(1)	6,000,000	6,000,000
1.60%, 03/01/2042(1)	3,660,000	3,660,000
1.67%, 06/01/2044(1)	5,000,000	5,000,000
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,586,951
5.00%, 09/01/2025	1,015,000	1,217,249
County of Erie NY

5.00%, 06/01/2020	500,000	508,095
5.00%, 09/15/2020	350,000	359,688
5.00%, 06/01/2021	750,000	791,160
5.00%, 09/15/2021	225,000	239,854
5.00%, 06/01/2025	1,000,000	1,199,730
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,515,400
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,131,570
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,168,193
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	652,297
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,248,180
0.00%, 01/01/2055	710,000	683,432
5.00%, 01/01/2056	485,000	523,853
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,370,587
6.47%, 02/01/2033	1,000,000	1,158,460
6.24%, 02/01/2047	1,000,000	1,098,710
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,059,125
Long Island Power Authority
5.00%, 09/01/2023	550,000	624,838
5.00%, 09/01/2024	565,000	660,751
5.00%, 09/01/2025	1,000,000	1,200,470
5.00%, 09/01/2026	2,000,000	2,454,900
5.00%, 09/01/2027	6,500,000	8,136,245
5.00%, 09/01/2039	1,725,000	2,101,240
1.65%, 09/01/2049(1)	4,300,000	4,335,690
Metropolitan Transportation Authority
5.00%, 05/15/2020	1,400,000	1,419,530
4.00%, 09/01/2020	20,000,000	20,364,800
5.00%, 09/01/2021	25,000,000	26,497,750
5.00%, 11/15/2021	640,000	684,998
5.00%, 11/15/2021	500,000	535,155
5.00%, 11/15/2023	3,225,000	3,675,339
2.06% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,530,000	2,530,961
5.25%, 11/15/2031	4,000,000	4,774,640
0.00%, 11/15/2033	1,600,000	1,118,656
1.80% (1 Month LIBOR USD + 0.65%), 11/01/2035(2)	8,305,000	8,312,973
5.00%, 11/15/2036	10,000,000	11,547,000
5.25%, 11/15/2036	1,015,000	1,241,721
5.00%, 11/15/2045(1)	4,470,000	4,608,481
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,588,530
5.00%, 11/15/2056	4,380,000	4,847,390
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	675,324
6.70%, 01/01/2049	793,750	782,955
New York City Housing Development Corp.
2.75%, 05/01/2050(1)	6,500,000	6,753,305
New York City Industrial Development Agency
1.60%, 05/01/2033(1)	3,550,000	3,550,000
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	234,188
5.00%, 07/15/2032	2,000,000	2,461,600
New York City Transitional Finance Authority Future Tax Secured Revenue
1.80%, 11/01/2022(1)	1,535,000	1,535,000

5.00%, 11/01/2028	1,500,000	1,799,430
5.00%, 11/01/2029	2,000,000	2,364,940
5.00%, 02/01/2030	4,480,000	5,373,536
5.00%, 05/01/2033	2,535,000	3,148,318
5.00%, 08/01/2034	700,000	869,652
5.00%, 08/01/2035	1,600,000	1,980,912
5.00%, 08/01/2038	1,975,000	2,417,143
1.65%, 08/01/2039(1)	10,000,000	10,000,000
5.00%, 02/01/2041	200,000	230,740
1.67%, 08/01/2042(1)	7,300,000	7,300,000
1.65%, 02/01/2044(1)	1,500,000	1,500,000
1.65%, 11/01/2044(1)	5,000,000	5,000,000
New York City Water & Sewer System
5.00%, 06/15/2029	12,320,000	12,531,658
5.00%, 06/15/2031	6,075,000	7,220,684
5.00%, 06/15/2032	5,000,000	5,268,800
1.60%, 06/15/2035(1)	7,505,000	7,505,000
5.00%, 06/15/2035	9,025,000	10,745,977
5.00%, 06/15/2036	5,000,000	5,941,200
5.00%, 06/15/2037	6,000,000	7,029,900
5.00%, 06/15/2039	8,320,000	9,714,682
1.60%, 06/15/2044(1)	9,450,000	9,450,000
1.60%, 06/15/2048(1)	3,180,000	3,180,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,573,090
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	3,110,616
5.38%, 11/15/2040(3)	4,500,000	5,065,065
5.00%, 11/15/2044(3)	1,500,000	1,657,740
5.75%, 11/15/2051	2,000,000	2,160,440
2.63%, 09/15/2069	400,000	401,488
2.80%, 09/15/2069	1,025,000	1,032,698
New York State Dormitory Authority
5.00%, 12/01/2022(3)	900,000	986,103
5.00%, 07/01/2023	250,000	283,098
5.00%, 12/15/2023	1,000,000	1,114,070
5.00%, 03/15/2024	3,700,000	4,290,039
5.00%, 05/01/2024	4,870,000	5,619,639
5.00%, 07/01/2024	250,000	291,663
5.00%, 07/01/2025	250,000	299,430
5.00%, 03/15/2027	2,500,000	2,957,050
5.00%, 10/01/2028	1,735,000	2,195,833
5.00%, 10/01/2029	1,430,000	1,800,055
5.00%, 10/01/2030	1,910,000	2,392,562
5.25%, 03/15/2033	6,000,000	7,196,520
5.00%, 03/15/2035	18,190,000	22,733,862
5.25%, 03/15/2037	13,815,000	17,426,517
5.25%, 03/15/2038	1,930,000	2,425,508
5.00%, 10/01/2041	12,205,000	12,774,363
5.00%, 05/01/2048(1)	1,040,000	1,225,182
5.00%, 05/01/2048(1)	5,695,000	6,431,307
5.00%, 05/01/2048(1)	1,145,000	1,218,669
New York State Housing Finance Agency
1.55%, 11/01/2023	14,705,000	14,712,058
1.66%, 11/01/2046(1)	6,950,000	6,950,000
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,299,543
New York State Urban Development Corp.
5.00%, 03/15/2022	360,000	390,744
5.00%, 03/15/2023	700,000	785,680

5.00%, 03/15/2024	400,000	463,428
5.00%, 03/15/2035	2,800,000	3,191,944
New York Transportation Development Corp.
5.00%, 08/01/2021	2,410,000	2,528,982
5.00%, 01/01/2023	270,000	295,974
5.00%, 08/01/2026	1,000,000	1,046,920
5.00%, 01/01/2031	1,015,000	1,224,242
5.00%, 08/01/2031	5,105,000	5,326,251
5.00%, 01/01/2034	5,500,000	6,582,620
5.00%, 07/01/2041	2,300,000	2,562,476
5.00%, 07/01/2046	800,000	889,240
Oneida County Local Development Corp.
5.00%, 12/01/2025	320,000	364,499
5.00%, 12/01/2027	1,425,000	1,610,578
5.00%, 12/01/2028	1,000,000	1,125,380
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,945,369
5.00%, 09/15/2026	1,000,000	1,216,370
5.00%, 10/15/2028	4,000,000	4,739,640
5.25%, 07/15/2030	9,705,000	10,116,589
5.00%, 07/15/2031	5,000,000	5,189,400
5.00%, 10/15/2032	9,650,000	10,252,160
5.00%, 10/15/2033	3,500,000	4,013,625
5.00%, 07/15/2035	25,000,000	25,491,250
State of New York Mortgage Agency
3.45%, 04/01/2026	2,185,000	2,344,680
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	317,526
5.00%, 07/01/2028	1,750,000	1,844,308
Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	126,202
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,252,573
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2030	4,000,000	5,352,760
1.53% (Secured Overnight Financing Rate + 0.50%), 11/15/2038(2)	20,000,000	20,001,000
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	729,837
5.00%, 12/15/2033	12,000,000	14,397,120
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	167,439

Total New York		592,349,142

North Carolina – 0.93%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,603,125
5.00%, 01/15/2048(1)	5,000,000	5,389,350
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,245,172
5.00%, 10/01/2027	100,000	119,570
5.00%, 10/01/2034	1,000,000	1,163,720
5.00%, 10/01/2047	840,000	954,391
County of Wake NC
5.00%, 03/01/2023	1,900,000	2,132,313
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,411,165
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2021	500,000	524,840
1.35%, 06/01/2038(1)	7,710,000	7,708,304
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	2,040,594

North Carolina Medical Care Commission
5.00%, 10/01/2022	40,000	42,745
5.00%, 10/01/2023	110,000	123,570
5.00%, 10/01/2023	30,000	32,731
3.55%, 10/01/2024	1,110,000	1,112,176
5.00%, 10/01/2024	300,000	344,112
5.00%, 10/01/2024	35,000	38,907
5.00%, 10/01/2025	250,000	284,245
5.00%, 10/01/2025	25,000	28,175
5.00%, 10/01/2030	420,000	456,095
5.00%, 10/01/2030	2,100,000	2,297,295
5.00%, 10/01/2030	460,000	539,424
5.00%, 10/01/2031	2,950,000	3,268,511
5.00%, 10/01/2031	245,000	286,339
6.25%, 07/01/2035	1,000,000	1,119,040
5.00%, 09/01/2037	3,000,000	3,205,170
5.00%, 10/01/2037	250,000	273,370
5.00%, 01/01/2039	1,225,000	1,408,382
5.00%, 07/01/2039	800,000	918,704
4.88%, 07/01/2040	550,000	587,504
5.00%, 09/01/2041	440,000	472,516
5.00%, 10/01/2043	2,000,000	2,181,940
2.55%, 06/01/2048(1)	3,955,000	4,111,223
2.20%, 12/01/2048(1)	2,285,000	2,317,744
5.00%, 07/01/2049	900,000	1,022,004
North Carolina Turnpike Authority
5.00%, 01/01/2027	530,000	646,298
5.00%, 01/01/2032	1,000,000	1,188,770
5.00%, 07/01/2051	1,700,000	1,919,929
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,082,120
5.00%, 03/01/2023	2,335,000	2,612,748

Total North Carolina		59,214,331

North Dakota – 0.01%
North Dakota Housing Finance Agency
1.55%, 07/01/2020	950,000	949,724

Total North Dakota		949,724

Ohio – 2.44%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	635,830
5.25%, 11/15/2032	645,000	771,742
5.25%, 11/15/2033	1,770,000	2,113,805
5.25%, 11/15/2046	1,255,000	1,462,188
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,943,355
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	8,600,000	8,639,818
6.50%, 06/01/2047	3,000,000	3,057,030
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,813,114
City of Columbus OH
5.00%, 04/01/2033	1,345,000	1,712,777
5.00%, 04/01/2035	12,245,000	15,489,068
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,117,735
City of Hamilton OH Electric System Revenue
4.00%, 10/01/2037	1,000,000	1,113,770
Clermont County Port Authority
5.00%, 12/01/2029	750,000	882,322
5.00%, 12/01/2030	850,000	998,197

5.00%, 12/01/2031	650,000	763,256
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	144,926
5.50%, 12/01/2053	900,000	1,036,008
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047(1)	500,000	542,330
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,867,750
5.00%, 02/15/2042	525,000	597,471
5.50%, 02/15/2052	1,790,000	2,088,107
5.50%, 02/15/2057	1,245,000	1,448,856
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,538,590
County of Franklin OH
5.00%, 11/15/2033(1)	12,780,000	14,273,215
County of Hamilton OH
4.00%, 01/01/2021	450,000	459,266
5.00%, 01/01/2022	465,000	492,519
County of Marion OH
5.13%, 12/01/2049	575,000	575,196
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,799,280
5.00%, 02/15/2048	2,080,000	2,220,254
County of Scioto OH
5.00%, 02/15/2029	1,700,000	1,928,276
County of Wood OH
5.00%, 12/01/2032	115,000	121,470
5.00%, 12/01/2042	145,000	151,644
Franklin County Convention Facilities Authority
5.00%, 12/01/2044	1,550,000	1,815,066
5.00%, 12/01/2051	2,135,000	2,484,521
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,315,380
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	836,871
Ohio Air Quality Development Authority
2.88%, 02/01/2026	5,400,000	5,480,082
2.10%, 12/01/2027(1)	5,000,000	5,023,650
2.10%, 07/01/2028(1)	12,500,000	12,558,750
3.25%, 09/01/2029	2,995,000	3,090,780
4.25%, 01/15/2038(3)	250,000	269,383
4.50%, 01/15/2048(3)	275,000	296,909
5.00%, 07/01/2049(3)	2,800,000	3,089,184
Ohio Housing Finance Agency
2.50%, 10/01/2021(1)	2,850,000	2,872,857
2.45%, 11/01/2021(1)	2,385,000	2,405,893
4.50%, 03/01/2050	245,000	274,532
Ohio Water Development Authority
5.00%, 06/01/2028	9,290,000	11,852,832
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	483,297
6.00%, 12/01/2042	550,000	591,129
5.50%, 12/01/2043	1,000,000	1,079,080
State of Ohio
4.00%, 09/01/2021	3,980,000	4,171,438
5.00%, 08/01/2024	2,500,000	2,932,400
5.00%, 01/01/2030	1,170,000	1,462,184
5.00%, 10/01/2035	1,410,000	1,722,625
University of Akron
4.00%, 01/01/2027	2,780,000	3,215,126

5.00%, 01/01/2037	6,675,000	7,842,591
University of Cincinnati
5.00%, 06/01/2028	250,000	310,373
5.00%, 06/01/2029	400,000	494,356

Total Ohio		155,770,454

Oklahoma – 0.84%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	561,530
5.00%, 09/01/2026	3,220,000	3,893,173
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,705,950
5.00%, 09/01/2026	1,725,000	2,098,980
5.00%, 09/01/2028	1,000,000	1,204,390
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	423,086
5.00%, 09/01/2025	300,000	356,532
5.00%, 09/01/2026	375,000	455,505
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,951,699
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	592,853
5.00%, 12/01/2025	545,000	639,748
5.00%, 12/01/2026	320,000	382,864
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	465,836
5.00%, 09/01/2030	1,235,000	1,518,136
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,128,650
Muskogee Industrial Trust
4.00%, 09/01/2030	2,000,000	2,277,780
Norman Regional Hospital Authority
4.00%, 09/01/2045	750,000	807,960
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,410,056
5.00%, 07/01/2026	2,195,000	2,647,807
5.00%, 07/01/2030	1,350,000	1,665,009
5.00%, 07/01/2032	2,960,000	3,617,327
5.00%, 07/01/2035	3,240,000	3,929,245
5.00%, 07/01/2043	1,065,000	1,264,879
Oklahoma County Finance Authority
5.70%, 04/01/2025	475,000	475,522
5.13%, 04/01/2042	1,900,000	1,818,433
Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,286,310
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,057,508
4.00%, 12/01/2022	530,000	572,140
4.00%, 06/01/2023	1,305,000	1,425,230
5.00%, 08/01/2023	515,000	570,563
5.00%, 08/01/2026	75,000	87,772
5.00%, 08/15/2029	420,000	512,749
5.00%, 08/01/2030	1,010,000	1,205,284
5.25%, 08/15/2048	1,500,000	1,772,730
5.50%, 08/15/2052	830,000	989,402
5.50%, 08/15/2057	1,000,000	1,183,690
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,361,248
5.00%, 06/01/2033	1,240,000	1,496,395
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	255,093

5.00%, 11/15/2029	400,000	461,156

Total Oklahoma		53,530,220

Oregon – 0.50%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,000
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,251,730
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	236,658
5.00%, 09/01/2032	270,000	318,319
5.00%, 09/01/2046	1,000,000	1,147,670
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,036,100
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,136,090
5.00%, 07/01/2033	3,485,000	3,952,826
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035	12,780,000	15,644,509
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,906,921
Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,105,993

Total Oregon		31,856,816

Pennsylvania – 4.67%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,827,457
5.00%, 07/15/2034	5,000,000	6,241,850
Allegheny County Industrial Development Authority
4.88%, 11/01/2024	2,000,000	2,087,640
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,545,000	1,636,093
5.00%, 05/01/2025	1,000,000	1,068,250
5.00%, 05/01/2032(3)	2,025,000	2,335,615
5.00%, 05/01/2042(3)	1,345,000	1,508,498
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	497,295
5.00%, 07/15/2028	350,000	430,563
Capital Region Water Revenue
5.00%, 07/15/2023	1,750,000	1,973,737
5.00%, 07/15/2025	1,000,000	1,187,150
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	182,308
5.00%, 03/01/2038(3)	525,000	558,962
5.13%, 03/01/2048(3)	1,050,000	1,116,465
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,218,653
5.00%, 08/01/2023	4,000,000	4,520,520
5.00%, 07/15/2026	2,475,000	2,825,163
5.00%, 08/01/2027	1,500,000	1,859,850
5.00%, 08/01/2028	6,000,000	7,073,400
5.00%, 02/01/2029	3,175,000	4,038,695
5.00%, 08/01/2031	8,000,000	9,774,560
5.00%, 08/01/2031	500,000	659,840
5.00%, 08/01/2033	2,000,000	2,415,420
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,205,550
City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,438,705
5.00%, 11/01/2027	1,540,000	1,943,249
5.00%, 11/01/2032	1,000,000	1,223,350

City of Reading PA
5.00%, 11/01/2027	2,330,000	2,836,123
Coatesville School District
5.00%, 08/01/2025	875,000	1,029,114
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	837,135
5.00%, 06/01/2027	750,000	914,557
5.00%, 06/01/2027	2,165,000	2,629,999
5.00%, 06/01/2027	1,500,000	1,839,615
5.00%, 06/01/2028	2,500,000	3,117,500
5.00%, 06/01/2030	1,750,000	2,224,180
5.00%, 06/01/2035	325,000	393,331
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,056,211
5.00%, 11/01/2020	2,800,000	2,882,628
5.00%, 08/15/2021	1,015,000	1,078,580
5.00%, 11/01/2021	2,000,000	2,129,440
5.00%, 09/15/2022	1,750,000	1,928,010
5.00%, 02/01/2023	895,000	997,916
5.00%, 03/15/2023	9,970,000	11,159,820
5.00%, 01/01/2027	2,095,000	2,578,023
4.00%, 11/15/2028	6,325,000	6,620,694
5.00%, 03/15/2031	430,000	499,286
County of Luzerne PA
5.00%, 12/15/2029	750,000	900,615
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	175,450
Dauphin County General Authority
5.00%, 06/01/2020	815,000	827,111
5.00%, 06/01/2035	1,000,000	1,172,890
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,360,818
Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,319,032
Doylestown Hospital Authority
4.00%, 07/01/2045	500,000	521,875
5.00%, 07/01/2046	3,700,000	4,136,304
5.00%, 07/01/2049	3,620,000	4,148,013
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,202,030
5.00%, 04/01/2030	2,805,000	3,358,286
Franklin County Industrial Development Authority/PA
5.00%, 12/01/2053	500,000	540,710
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,431,926
5.00%, 06/01/2044	1,085,000	1,317,993
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	287,749
5.00%, 07/01/2023	325,000	358,378
5.00%, 07/01/2030	780,000	914,870
5.00%, 07/01/2034	2,000,000	2,322,180
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,222,221
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	831,916
5.00%, 07/01/2031	450,000	495,405
5.00%, 12/01/2032	250,000	272,412
5.00%, 12/01/2037	820,000	874,284
5.00%, 07/01/2045	1,970,000	2,125,728
5.00%, 12/01/2047	2,010,000	2,091,928

Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,000,000	1,010,970
1.80%, 09/01/2029(1)	1,925,000	1,937,897
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,163,990
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	520,472
5.00%, 10/01/2023	50,000	55,018
5.00%, 09/01/2024	410,000	476,654
5.00%, 10/01/2028	1,000,000	1,149,370
5.00%, 09/01/2032	1,000,000	1,247,800
5.00%, 09/01/2033	305,000	379,213
5.00%, 10/01/2036	1,320,000	1,480,499
5.00%, 10/01/2040	1,595,000	1,767,276
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,819,700
5.25%, 01/01/2040	1,510,000	1,587,010
5.38%, 01/01/2050	500,000	524,615
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,147,430
4.00%, 05/01/2036	705,000	806,414
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	529,383
2.24% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,639,332
4.00%, 08/15/2048	470,000	500,498
Pennsylvania Economic Development Financing Authority
2.15%, 11/01/2021(1)	2,405,000	2,431,744
1.70%, 08/01/2037(1)	1,000,000	1,001,270
1.75%, 08/01/2038(1)	10,000,000	9,938,700
3.25%, 08/01/2039(3)	625,000	625,256
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,179,300
5.00%, 06/15/2024	3,005,000	3,482,675
5.00%, 06/15/2025	1,855,000	2,200,865
5.00%, 08/15/2029	1,600,000	1,982,752
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,503,123
5.00%, 09/01/2021	1,400,000	1,490,566
5.00%, 09/01/2022	2,295,000	2,530,857
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,395,300
5.00%, 06/01/2032	2,000,000	2,406,060
5.00%, 06/01/2033	3,155,000	3,786,126
5.00%, 12/01/2034	1,000,000	1,220,680
Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	231,308
5.00%, 07/01/2032	600,000	675,288
5.00%, 07/01/2037	150,000	167,231
5.00%, 06/15/2039	500,000	530,380
5.00%, 06/15/2050	1,375,000	1,437,301
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	820,680
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000,000	1,239,210
Reading School District
5.00%, 02/01/2020	1,000,000	1,002,810
5.00%, 02/01/2020	1,000,000	1,002,810
5.00%, 02/01/2021	1,000,000	1,038,580
5.00%, 02/01/2022	1,920,000	2,061,792
5.00%, 03/01/2035	1,100,000	1,305,183

5.00%, 03/01/2036	1,250,000	1,479,513
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,461,184
School District of Philadelphia
4.00%, 03/31/2020	23,510,000	23,677,391
5.25%, 09/01/2023	1,750,000	1,796,743
5.00%, 09/01/2026	1,580,000	1,904,785
5.00%, 09/01/2029	1,500,000	1,893,750
5.00%, 09/01/2030	15,000	18,498
5.00%, 09/01/2030	3,985,000	4,712,860
5.00%, 09/01/2031	1,000,000	1,179,200
5.00%, 09/01/2031	1,200,000	1,465,476
5.00%, 09/01/2032	1,200,000	1,460,868
5.00%, 09/01/2032	2,200,000	2,725,646
5.00%, 09/01/2033	960,000	1,199,280
Scranton School District/PA
5.00%, 06/01/2033	530,000	642,752
5.00%, 06/01/2035	515,000	621,523
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,060,010
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,098,189
State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,628,748
5.00%, 12/01/2022	7,370,000	8,119,382
5.00%, 04/01/2023	2,500,000	2,715,525
5.00%, 06/15/2025	3,000,000	3,535,230
5.00%, 06/01/2026	180,000	210,553
5.00%, 06/01/2029	500,000	627,580
5.25%, 09/15/2030	1,000,000	1,223,250
5.00%, 12/01/2032	3,060,000	3,585,616
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,158,460
5.00%, 01/01/2038	2,125,000	2,439,755
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	720,492
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,333,788
5.00%, 02/15/2028	400,000	459,532

Total Pennsylvania		298,398,091

Puerto Rico – 0.73%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	10,000	10,152
5.00%, 07/01/2022	300,000	314,700
6.13%, 07/01/2024	280,000	300,300
5.00%, 07/01/2030	260,000	269,815
5.00%, 07/01/2033	1,520,000	1,573,580
5.13%, 07/01/2037	1,770,000	1,836,817
5.75%, 07/01/2037	2,000,000	2,110,500
5.25%, 07/01/2042	2,990,000	3,110,347
6.00%, 07/01/2044	2,000,000	2,035,000
5.13%, 07/01/2047	1,000,000	1,029,390
Puerto Rico Electric Power Authority
5.25%, 07/01/2023(4)	3,495,000	2,656,200
5.00%, 07/01/2024(4)	340,000	257,550
5.25%, 07/01/2024(4)	25,000	19,000
5.00%, 07/01/2026(4)	30,000	22,725
5.25%, 07/01/2026(4)	555,000	421,800
5.00%, 07/01/2027(4)	25,000	18,938
5.00%, 07/01/2027(4)	15,000	11,363

5.25%, 07/01/2027(4)	650,000	494,000
5.25%, 07/01/2027(4)	30,000	22,800
5.00%, 07/01/2028(4)	30,000	22,725
5.00%, 07/01/2028(4)	50,000	37,875
5.25%, 07/01/2028(4)	60,000	45,600
7.25%, 07/01/2030(4)	265,000	209,019
5.00%, 07/01/2032(4)	50,000	37,875
5.25%, 07/01/2033(4)	95,000	72,200
5.75%, 07/01/2036(4)	1,300,000	994,500
6.75%, 07/01/2036(4)	1,560,000	1,214,850
5.00%, 07/01/2037(4)	1,565,000	1,185,488
5.25%, 07/01/2040(4)	70,000	53,200
5.05%, 07/01/2042(4)	120,000	90,900
3.70%, 07/01/2050(4)	20,000	14,250
5.25%, 07/01/2050(4)	270,000	199,463
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	10,724,000	9,412,455
0.00%, 07/01/2024	2,400,000	2,106,480
0.00%, 07/01/2027	407,000	324,985
0.00%, 07/01/2027	2,061,000	1,645,688
0.00%, 07/01/2029	1,569,000	1,164,261
0.00%, 07/01/2031	3,300,000	2,265,681
0.00%, 07/01/2033	2,023,000	1,286,992
4.50%, 07/01/2034	2,582,000	2,755,175
5.00%, 07/01/2058	4,600,000	4,880,738

Total Puerto Rico		46,535,377

Rhode Island – 0.18%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,352,352
Rhode Island Commerce Corp.
5.00%, 06/15/2020	3,000,000	3,051,270
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	810,202
5.00%, 09/01/2036	100,000	112,881
5.00%, 05/15/2039	700,000	799,834
Rhode Island Housing & Mortgage Finance Corp./RI
4.00%, 10/01/2049	610,000	670,512
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	692,538
5.00%, 12/01/2025	750,000	883,148
5.00%, 12/01/2026	1,000,000	1,197,160
5.00%, 12/01/2027	800,000	971,216
3.50%, 12/01/2034	605,000	633,526

Total Rhode Island		11,174,639

South Carolina – 1.29%
Aiken County Consolidated School District/SC
4.00%, 04/01/2034	2,415,000	2,798,647
Connector 2000 Association, Inc.
0.00%, 07/22/2051	20,000,000	2,162,800
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	498,525
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	275,878
5.00%, 11/01/2023	300,000	341,133
5.00%, 11/01/2024	780,000	911,820
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	31,410,000	34,241,297
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2021	1,895,000	1,978,418
Scago Educational Facilities Corp. for Union School District

5.00%, 12/01/2023	1,060,000	1,198,796
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	774,760
6.00%, 02/01/2035(3)	525,000	560,322
5.00%, 05/01/2037	500,000	539,505
5.00%, 05/01/2042	500,000	535,880
5.00%, 05/01/2043	4,675,000	5,481,110
6.25%, 02/01/2045(3)	995,000	1,061,247
5.00%, 04/01/2047	2,000,000	2,166,800
5.00%, 04/01/2052	1,750,000	1,891,575
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,334,906
5.00%, 07/01/2027	3,120,000	3,825,151
5.00%, 07/01/2028	1,100,000	1,369,720
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,309,425
5.00%, 12/01/2032	1,500,000	1,772,700
5.00%, 12/01/2035	1,500,000	1,777,050
5.00%, 12/01/2041	3,000,000	3,504,990
5.75%, 12/01/2043	2,000,000	2,350,000
5.00%, 12/01/2049	1,900,000	2,105,485
5.00%, 12/01/2050	2,665,000	3,002,895
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	920,000	1,019,250
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	368,230

Total South Carolina		82,158,315

South Dakota – 0.12%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	790,717
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	940,512
5.00%, 11/01/2030	1,000,000	1,170,570
5.00%, 07/01/2033(1)	2,630,000	3,009,851
5.00%, 11/01/2042	145,000	156,309
5.00%, 11/01/2045	1,500,000	1,697,550

Total South Dakota		7,765,509

Tennessee – 1.49%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,291,956
Chattanooga Health Educational & Housing Facility Board
5.00%, 10/01/2021	1,000,000	1,058,770
5.00%, 10/01/2022	325,000	353,798
5.00%, 10/01/2030	500,000	570,560
5.00%, 10/01/2032	1,215,000	1,380,046
5.00%, 10/01/2035	2,260,000	2,553,213
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,071,260
5.00%, 07/01/2035	1,275,000	1,526,609
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,146,780
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,007,664
5.00%, 04/01/2024	1,000,000	1,126,870
5.00%, 04/01/2027	1,740,000	2,079,961
Lewisburg Industrial Development Board
1.45%, 07/02/2035(1)	1,000,000	999,990
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	220,932
5.50%, 07/01/2037	600,000	673,878

Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1.88%, 07/01/2021(1)	2,400,000	2,403,816
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,141,109
5.13%, 06/01/2036(3)	3,290,000	3,676,509
Public Building Authority of Blount County Tennessee
0.60%, 06/01/2034(1)	3,360,000	3,360,000
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,546,275
Tennergy Corp.
5.00%, 02/01/2050(1)	11,590,000	13,325,834
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725,000	3,240,352
4.00%, 05/01/2048(1)	8,885,000	9,510,415
4.00%, 11/01/2049(1)	7,070,000	7,858,446
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,325,750

Total Tennessee		95,450,793

Texas – 11.63%
Alamito Public Facility Corp.
2.25%, 06/01/2021(1)	3,000,000	3,009,900
2.50%, 11/01/2021(1)	15,000,000	15,188,100
1.95%, 04/01/2036(1)	7,000,000	7,011,620
1.51%, 05/01/2037(1)	5,000,000	5,007,000
Alamo Community College District
4.00%, 02/15/2021	715,000	738,266
3.00%, 08/15/2021	7,695,000	7,933,622
4.00%, 02/15/2022	665,000	704,920
4.00%, 02/15/2023	1,000,000	1,087,150
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	501,027
5.00%, 08/01/2028	310,000	386,155
5.00%, 08/01/2031	565,000	694,814
5.00%, 08/01/2031	300,000	368,928
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	272,137
5.00%, 01/01/2025	150,000	169,959
5.00%, 01/01/2028	400,000	473,088
5.00%, 01/01/2029	425,000	498,440
5.00%, 01/01/2030	720,000	826,762
5.00%, 01/01/2032	1,700,000	1,981,197
5.00%, 01/01/2034	730,000	829,813
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,603,552
5.00%, 10/01/2025	1,780,000	2,106,701
5.00%, 10/01/2026	1,400,000	1,691,592
5.00%, 10/01/2028	1,925,000	2,357,047
5.00%, 10/01/2030	2,175,000	2,634,316
5.00%, 10/01/2033	2,000,000	2,400,820
5.00%, 10/01/2034	2,000,000	2,395,520
5.00%, 10/01/2036	1,000,000	1,191,690
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,122,850
5.00%, 05/01/2024	1,000,000	1,155,300
5.00%, 05/01/2025	1,000,000	1,185,660
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	579,164
5.00%, 12/01/2045	290,000	309,769
Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,187,050

5.00%, 01/01/2022	500,000	536,000
5.00%, 01/01/2024	175,000	199,322
5.00%, 01/01/2025	225,000	263,538
5.00%, 01/01/2028	300,000	357,321
5.75%, 01/01/2031	2,210,000	2,310,223
5.00%, 01/01/2034	1,475,000	1,713,212
5.00%, 01/01/2040	2,250,000	2,604,825
6.00%, 01/01/2041	2,925,000	3,064,581
5.00%, 01/01/2042	1,335,000	1,448,008
5.00%, 01/01/2046	1,600,000	1,839,024
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,837,500
5.00%, 08/15/2042	1,400,000	1,581,902
City of Arlington TX
5.00%, 02/15/2045	530,000	547,999
City of Austin TX
5.00%, 09/01/2033	2,920,000	3,473,749
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,389,022
5.00%, 11/15/2044	255,000	288,267
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,081,110
5.00%, 02/15/2024	1,055,000	1,211,752
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	635,157
5.00%, 10/01/2031	800,000	969,480
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,671,887
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,119,280
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	864,038
City of Houston TX
5.00%, 03/01/2023	1,975,000	2,209,275
5.00%, 03/01/2025	750,000	887,085
5.00%, 03/01/2029	1,000,000	1,226,710
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	2,000,000	2,169,460
5.00%, 07/01/2027	3,000,000	3,752,040
5.00%, 07/01/2029	1,000,000	1,242,440
5.00%, 07/01/2031	1,750,000	2,146,620
5.00%, 07/01/2032	1,750,000	2,138,623
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	221,700
5.00%, 11/15/2023	225,000	257,427
5.00%, 05/15/2028	410,000	472,558
5.00%, 11/15/2030	2,005,000	2,549,819
5.00%, 11/15/2033	6,220,000	6,672,878
5.00%, 11/15/2033	1,325,000	1,421,473
5.00%, 11/15/2033	400,000	483,540
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,568,447
City of San Antonio TX
5.00%, 08/01/2036	5,000,000	6,235,550
City of San Antonio TX Airport System
5.00%, 07/01/2027	2,000,000	2,458,320
5.00%, 07/01/2028	1,750,000	2,177,543
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2023	4,000,000	4,468,960
5.00%, 02/01/2030	1,000,000	1,245,060

2.00%, 02/01/2033(1)	1,115,000	1,125,091
3.00%, 12/01/2045(1)	5,150,000	5,231,370
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,962,738
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	2,250,000	2,537,460
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,401,645
5.00%, 08/15/2033	2,955,000	3,709,234
4.00%, 08/15/2034	2,310,000	2,663,499
4.00%, 08/15/2036	2,580,000	2,957,918
County of Bexar TX
4.00%, 06/15/2032	2,000,000	2,222,320
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,082,330
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,639,260
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,851,060
5.00%, 02/15/2031	1,280,000	1,521,805
County of Travis TX
5.00%, 03/01/2038	12,555,000	15,698,270
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,043,610
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	470,000	569,090
1.25%, 02/15/2036(1)	1,190,000	1,188,108
1.25%, 02/15/2036(1)	390,000	389,380
1.40%, 02/15/2040(1)	1,000,000	1,000,610
2.13%, 02/15/2040(1)	10,000,000	10,134,900
1.40%, 02/15/2044(1)	1,000,000	1,000,610
5.00%, 02/15/2044	585,000	661,998
Dallas County Community College District
5.00%, 02/15/2022	7,665,000	8,279,963
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,288,260
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,309,890
5.00%, 02/15/2036(1)	85,000	91,916
5.00%, 02/15/2036(1)	1,045,000	1,128,882
5.00%, 02/15/2036(1)	4,355,000	4,690,117
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,177,980
Dallas Performing Arts Cultural Facilities Corp.
1.73%, 09/01/2041(1)	1,275,000	1,275,000
Dallas/Fort Worth International Airport
5.00%, 11/01/2031	10,000,000	10,306,800
5.00%, 11/01/2032	7,200,000	7,418,520
5.00%, 11/01/2037	10,100,000	10,700,546
5.00%, 11/01/2038	3,110,000	3,294,361
5.00%, 11/01/2044	300,000	328,332
Denton Independent School District
0.00%, 08/15/2025	500,000	459,975
2.00%, 08/01/2044(1)	5,275,000	5,413,944
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,373,942
Fort Bend Independent School District
1.35%, 08/01/2042(1)	490,000	490,137
1.50%, 08/01/2042(1)	960,000	962,832
Fort Worth Independent School District

5.00%, 02/15/2022	450,000	486,792
5.00%, 02/15/2026	1,365,000	1,660,796
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,752,046
5.00%, 10/01/2031	2,630,000	3,279,899
5.00%, 10/01/2033	1,205,000	1,494,610
5.00%, 10/01/2034	1,500,000	1,856,175
5.00%, 10/01/2052(1)	9,610,000	10,881,595
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	686,346
5.00%, 07/01/2032	2,595,000	2,836,620
5.00%, 07/01/2042	25,000	27,328
Gulf Coast Authority
2.15%, 05/01/2028(1)	4,000,000	4,008,680
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,580,459
Harris County Cultural Education Facilities Finance Corp.
5.00%, 06/01/2021	1,100,000	1,149,357
5.00%, 01/01/2043	180,000	188,708
5.00%, 07/01/2049(1)	1,290,000	1,424,302
5.00%, 07/01/2049(1)	1,480,000	1,723,504
5.00%, 07/01/2049(1)	5,000,000	6,088,800
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	3,001,674
Houston Independent School District
3.00%, 02/15/2022	7,085,000	7,364,078
5.00%, 02/15/2030	1,000,000	1,201,740
2.40%, 06/01/2030(1)	7,000,000	7,109,270
2.25%, 06/01/2039(1)	5,000,000	5,127,800
Irving Hospital Authority
5.00%, 10/15/2035	625,000	717,769
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,354,050
5.25%, 11/01/2040	3,015,000	3,105,601
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,085,130
5.00%, 05/15/2021	800,000	841,968
5.00%, 05/15/2022	1,025,000	1,114,554
5.00%, 05/15/2036	1,425,000	1,766,402
5.00%, 05/15/2037	1,500,000	1,800,510
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,093,052
2.50%, 08/01/2052(1)	8,280,000	8,336,966
Mission Economic Development Corp.
2.50%, 08/01/2020	3,000,000	3,003,420
4.63%, 10/01/2031(3)	4,055,000	4,383,414
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	56,949
5.00%, 09/15/2033	55,000	62,471
5.00%, 09/15/2034	55,000	62,367
5.00%, 09/15/2035	55,000	62,214
5.00%, 09/15/2036	75,000	84,674
5.00%, 09/15/2038	125,000	140,479
5.00%, 09/15/2043	380,000	423,609
5.00%, 09/15/2048	1,070,000	1,187,486
Nacogdoches Independent School District
5.00%, 02/15/2049	5,220,000	6,240,353
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	850,465
5.00%, 08/15/2026	200,000	244,536

5.00%, 08/15/2027	375,000	467,749
5.00%, 08/15/2030	3,500,000	4,299,750
5.00%, 04/01/2031	335,000	345,660
5.00%, 10/01/2031	160,000	178,546
5.00%, 11/01/2031	1,000,000	1,126,390
5.00%, 10/01/2034	185,000	204,891
5.00%, 07/01/2035	2,100,000	1,931,475
5.00%, 04/01/2036	355,000	362,029
5.00%, 10/01/2039	250,000	274,113
5.00%, 11/01/2040	1,100,000	1,219,394
5.00%, 07/01/2047	1,075,000	988,000
5.00%, 04/01/2048	1,250,000	1,255,888
5.25%, 10/01/2049	575,000	632,155
5.50%, 11/15/2052	250,000	264,615
5.00%, 07/01/2058	275,000	311,333
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	589,042
North East Independent School District/TX
1.42%, 08/01/2040(1)	460,000	460,014
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,287,052
5.00%, 06/01/2028	1,050,000	1,309,392
5.00%, 06/01/2029	600,000	744,846
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	261,470
5.00%, 01/01/2030	6,250,000	7,068,438
5.00%, 01/01/2030	75,000	88,850
5.00%, 01/01/2031	1,900,000	2,142,991
5.00%, 01/01/2031	500,000	593,140
5.00%, 01/01/2031	105,000	123,904
5.00%, 01/01/2031	1,100,000	1,358,555
5.00%, 01/01/2032	1,100,000	1,354,056
5.00%, 01/01/2033	3,150,000	3,635,730
5.00%, 01/01/2033	500,000	600,660
5.00%, 01/01/2033	1,250,000	1,531,863
5.00%, 01/01/2034	1,400,000	1,712,186
5.00%, 01/01/2035	1,500,000	1,828,950
5.00%, 01/01/2036	550,000	644,243
5.00%, 01/01/2039	170,000	197,790
5.00%, 01/01/2040	2,000,000	2,188,860
5.00%, 01/01/2043	3,600,000	4,307,112
Northside Independent School District
2.75%, 08/01/2048(1)	4,325,000	4,531,432
1.60%, 08/01/2049(1)	14,745,000	14,807,371
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,542,730
Pasadena Independent School District
5.00%, 02/15/2023	4,080,000	4,561,440
5.00%, 02/15/2024	3,590,000	4,142,142
5.00%, 02/15/2025	3,120,000	3,704,626
1.50%, 02/15/2044(1)	4,295,000	4,317,033
Permanent University Fund – University of Texas System
5.00%, 07/01/2029	235,000	286,101
Pflugerville Independent School District
2.50%, 02/15/2039(1)	7,500,000	7,800,900
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,079,570
Port of Arthur Navigation District Industrial Development Corp.
1.59%, 05/01/2040(1)	9,000,000	9,000,000
Port of Port Arthur Navigation District

1.60%, 10/01/2024(1)	4,000,000	4,000,000
Prosper Independent School District
5.00%, 02/15/2040	1,000,000	1,241,910
5.00%, 02/15/2044	515,000	633,651
2.00%, 02/15/2050(1)	11,000,000	11,242,330
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	949,966
San Antonio Water System
5.00%, 05/15/2032	3,000,000	3,349,470
State of Texas
4.00%, 08/27/2020	55,000,000	56,026,850
4.00%, 08/01/2021	1,240,000	1,293,097
5.00%, 08/01/2025	2,035,000	2,303,620
5.00%, 08/01/2026	1,000,000	1,157,420
5.00%, 04/01/2027	5,000,000	6,082,500
1.85%, 08/01/2029(1)	955,000	957,626
2.25%, 08/01/2029(1)	4,295,000	4,318,623
5.00%, 10/01/2030	10,000,000	11,647,700
5.50%, 08/01/2032	1,000,000	1,224,220
4.00%, 10/01/2032	1,200,000	1,313,580
5.00%, 10/01/2036	800,000	980,712
5.00%, 04/01/2039	20,000,000	22,776,200
1.91% (SIFMA Municipal Swap Index Yield + 0.30%), 10/01/2041(2)	10,000,000	10,000,900
5.00%, 04/01/2042	2,755,000	2,995,732
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	326,685
5.00%, 07/01/2026	1,775,000	2,137,526
5.00%, 11/15/2035	1,015,000	1,067,557
5.00%, 11/15/2035	1,750,000	1,883,245
5.00%, 11/15/2040	1,800,000	1,919,376
5.00%, 11/15/2040	1,650,000	1,868,675
8.25%, 11/15/2044(4)	500,000	485,000
5.00%, 11/15/2045	1,175,000	1,218,428
5.00%, 11/15/2046	1,615,000	1,814,259
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,493,223
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,674,717	1,725,494
4.00%, 03/01/2050	1,770,000	1,974,948
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	498,213
5.25%, 12/15/2025	3,000,000	3,590,670
6.25%, 12/15/2026	7,385,000	8,691,480
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,465,300
5.00%, 12/15/2032	3,000,000	3,263,820
Texas Municipal Power Agency
5.00%, 09/01/2028	2,280,000	2,334,857
5.00%, 09/01/2029	4,490,000	4,598,029
5.00%, 09/01/2033	920,000	941,519
5.00%, 09/01/2034	945,000	966,848
5.00%, 09/01/2035	1,200,000	1,228,200
Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2050	2,410,000	2,675,148
5.00%, 12/31/2055	2,755,000	3,050,143
5.00%, 06/30/2058	3,000,000	3,495,360
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,907,016
4.00%, 02/01/2033	3,200,000	3,707,616
Texas State University System

5.00%, 03/15/2026	800,000	970,016
5.00%, 03/15/2029	610,000	747,933
5.00%, 03/15/2032	1,325,000	1,606,602
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	647,872
0.00%, 08/01/2037	725,000	370,337
0.00%, 08/01/2038	800,000	385,832
0.00%, 08/01/2039	710,000	324,072
0.00%, 08/01/2040	1,500,000	645,885
5.00%, 08/01/2057	2,930,000	3,408,293
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,729,677
Texas Water Development Board
5.00%, 04/15/2030	7,000,000	8,920,380
5.00%, 10/15/2031	2,000,000	2,486,260
4.00%, 10/15/2032	2,000,000	2,311,880
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	55,000	57,061
University of Houston
5.00%, 02/15/2030	860,000	1,029,059
University of Texas Revenues
4.00%, 08/15/2036	10,785,000	11,776,357
University of Texas System
5.00%, 08/15/2021	505,000	536,719
Uptown Development Authority
5.00%, 09/01/2033	715,000	818,775
Viridian Municipal Management District
4.00%, 12/01/2029	520,000	570,289
4.00%, 12/01/2031	560,000	610,702
4.00%, 12/01/2032	580,000	630,385
4.00%, 12/01/2033	605,000	656,334

Total Texas		742,879,314

Utah – 0.18%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,179,670
5.00%, 07/01/2026	1,700,000	2,046,052
5.00%, 07/01/2026	3,000,000	3,610,680
5.25%, 07/01/2048	3,000,000	3,599,220
Utah Charter School Finance Authority
4.50%, 06/15/2027(3)	1,000,000	1,047,010

Total Utah		11,482,632

Vermont – 0.07%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,175,770
5.00%, 10/15/2029	890,000	1,039,654
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	929,552
5.00%, 06/15/2026	500,000	591,815
5.00%, 06/15/2027	700,000	823,970

Total Vermont		4,560,761

Virgin Islands – 0.05%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,260,070

Total Virgin Islands		3,260,070

Virginia – 1.51%
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,727,950
5.00%, 07/01/2046	3,985,000	4,591,995
5.00%, 07/01/2051	1,095,000	1,259,086
City of Norfolk VA Water Revenue

5.00%, 11/01/2022	1,645,000	1,825,473
County of Botetourt VA
4.75%, 07/01/2023	80,000	83,122
6.00%, 07/01/2034	1,500,000	1,678,515
County of Loudoun VA
5.00%, 12/01/2023	825,000	948,271
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,269,634
5.00%, 05/15/2044	975,000	1,088,812
Franklin County Industrial Development Authority/VA
3.00%, 10/15/2023	2,000,000	2,025,220
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	569,405
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,034,560
5.00%, 07/01/2047	2,000,000	2,065,260
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,385,850
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,085,560
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070,000	3,070,860
5.00%, 01/01/2046	240,000	254,784
5.00%, 01/01/2049	500,000	541,795
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	178,437
5.00%, 06/15/2033	150,000	176,556
5.00%, 06/15/2034	500,000	586,795
4.00%, 06/15/2037	50,000	53,549
Tobacco Settlement Financing Corp./VA
0.00%, 06/01/2047	3,000,000	361,590
Virginia College Building Authority
5.00%, 02/01/2023	700,000	782,747
5.00%, 09/01/2023	1,000,000	1,139,540
5.00%, 02/01/2024	2,475,000	2,854,393
5.00%, 02/01/2026	1,000,000	1,216,890
5.00%, 02/01/2030	1,500,000	1,885,170
5.00%, 07/01/2030(3)	500,000	548,715
5.25%, 07/01/2035(3)	1,000,000	1,096,200
5.00%, 07/01/2045(3)	500,000	534,100
5.00%, 07/01/2045(3)	1,000,000	1,068,200
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,085,670
5.00%, 09/15/2023	2,500,000	2,851,400
5.00%, 05/15/2026	3,000,000	3,682,320
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,121,420
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,637,212
5.00%, 08/01/2022	1,050,000	1,153,740
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,754,523
5.00%, 08/01/2022	3,275,000	3,604,727
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,064,240
5.00%, 01/01/2040	3,540,000	3,756,648
5.00%, 01/01/2040	4,135,000	4,388,062
5.50%, 01/01/2042	6,590,000	7,141,781
5.00%, 01/01/2048(1)(3)	500,000	530,210
5.00%, 07/01/2049	1,890,000	2,002,228

5.00%, 12/31/2049	500,000	570,610
5.00%, 12/31/2052	880,000	1,002,364
5.00%, 12/31/2056	4,455,000	5,058,430
Wise County Industrial Development Authority
1.88%, 11/01/2040(1)	6,700,000	6,715,410
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	607,722

Total Virginia		96,717,751

Washington – 2.64%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,091,900
Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,471,760
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,136,813
City of Kent WA
5.00%, 12/01/2027	695,000	850,061
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,892,208
2.10% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,019,250
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	804,391
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	547,451
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	457,257
5.00%, 01/01/2023	750,000	834,480
5.00%, 01/01/2023	375,000	417,240
5.00%, 01/01/2024	395,000	453,543
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	810,819
5.00%, 12/01/2031	925,000	1,164,889
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,324,960
King County Housing Authority
5.00%, 11/01/2027	1,000,000	1,245,100
5.00%, 11/01/2028	1,430,000	1,808,764
5.00%, 11/01/2029	750,000	959,805
4.00%, 11/01/2031	1,640,000	1,925,065
4.00%, 11/01/2032	1,705,000	1,990,673
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,348,880
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	1,989,024
5.00%, 12/01/2036	3,205,000	3,973,623
5.00%, 12/01/2037	1,425,000	1,759,960
5.00%, 12/01/2038	865,000	1,065,576
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,230,248
Port of Seattle WA
5.00%, 04/01/2029	5,050,000	6,372,191
5.00%, 04/01/2034	1,000,000	1,135,110
5.00%, 01/01/2037	3,500,000	4,206,405
Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,800,680
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,400,965
State of Washington
5.00%, 09/01/2021	2,670,000	2,841,815
5.00%, 08/01/2027	550,000	658,081

5.00%, 08/01/2027	235,000	288,770
5.00%, 08/01/2028	235,000	287,633
5.00%, 08/01/2030	235,000	285,255
5.00%, 07/01/2031	5,000,000	5,824,400
5.00%, 07/01/2032	1,235,000	1,573,748
5.00%, 08/01/2032	1,505,000	1,894,058
5.00%, 08/01/2033	4,335,000	5,441,249
5.00%, 06/01/2034	660,000	822,650
5.00%, 02/01/2036	1,800,000	2,171,880
5.00%, 07/01/2036	1,505,000	1,892,869
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2029	675,000	865,114
5.00%, 12/01/2031	1,100,000	1,392,501
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	555,680
5.00%, 06/01/2024	1,000,000	1,111,360
Washington Health Care Facilities Authority
5.00%, 08/15/2022	1,200,000	1,319,004
5.00%, 08/15/2023	650,000	737,672
5.00%, 10/01/2024	465,000	512,002
5.00%, 07/01/2025	360,000	426,762
5.00%, 08/01/2028	1,005,000	1,239,668
5.00%, 07/01/2029	115,000	142,418
5.00%, 07/01/2030	410,000	504,554
5.00%, 08/01/2030	1,220,000	1,505,748
5.00%, 08/15/2030	1,000,000	1,168,700
5.00%, 08/15/2031	845,000	984,239
5.00%, 08/15/2032	385,000	447,193
5.00%, 07/01/2034	105,000	126,884
5.00%, 10/01/2038	11,320,000	12,879,104
2.66% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,086,700
5.00%, 07/01/2042	2,060,000	2,420,788
5.00%, 08/01/2049(1)	10,480,000	12,107,544
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,178,289
5.00%, 10/01/2033	735,000	850,645
Washington State Housing Finance Commission
1.55%, 07/01/2022(1)	10,000,000	10,015,300
5.00%, 01/01/2024(3)	180,000	194,443
5.00%, 01/01/2025(3)	375,000	411,555
2.38%, 01/01/2026(3)	600,000	600,480
5.00%, 01/01/2026(3)	300,000	335,661
4.00%, 07/01/2026(3)	1,155,000	1,207,991
5.00%, 07/01/2031(3)	1,000,000	1,098,780
2.16% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,000,000
5.00%, 07/01/2053(3)	400,000	425,308
5.00%, 01/01/2055(3)	775,000	845,339
Washington State University
5.00%, 04/01/2029	1,285,000	1,455,173
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,269,860

Total Washington		168,893,958

West Virginia – 0.19%
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	220,824
5.75%, 06/01/2043(3)	200,000	221,302
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,326,149
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,595,130

West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	912,453
1.70%, 01/01/2041(1)	1,515,000	1,516,273
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	759,463
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	760,580
5.00%, 07/01/2024	500,000	582,130
5.00%, 07/01/2032	940,000	1,123,056

Total West Virginia		12,017,360

Wisconsin – 1.89%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	679,976
5.00%, 11/15/2032	500,000	593,820
Public Finance Authority
5.00%, 05/15/2021(3)	185,000	191,982
1.45%, 10/01/2025(1)	11,300,000	11,299,887
5.00%, 12/01/2025	1,000,000	1,145,440
4.13%, 05/01/2026(3)	775,000	784,943
1.45%, 09/01/2027(1)	2,000,000	1,999,980
5.00%, 05/15/2028(3)	200,000	226,296
5.00%, 06/15/2034	500,000	592,265
5.00%, 07/01/2035	5,000,000	6,050,750
4.00%, 08/01/2035	5,250,000	5,449,867
5.25%, 05/15/2037(3)	500,000	559,910
5.20%, 06/01/2037	500,000	522,275
5.00%, 06/15/2037(3)	1,130,000	1,178,432
5.00%, 07/01/2037	825,000	897,072
5.00%, 06/15/2039(3)	410,000	439,356
5.00%, 06/15/2039	500,000	582,165
5.00%, 01/01/2042	600,000	657,360
5.25%, 05/15/2042(3)	60,000	66,559
5.00%, 10/01/2043(3)	170,000	188,090
5.25%, 10/01/2043	2,105,000	2,425,234
5.00%, 10/01/2044	2,015,000	2,408,288
5.25%, 05/15/2047(3)	60,000	66,340
5.30%, 06/01/2047	500,000	522,195
5.00%, 10/01/2048(3)	705,000	778,059
5.25%, 10/01/2048	2,105,000	2,413,424
5.00%, 06/15/2049(3)	750,000	778,852
5.00%, 06/15/2049	1,100,000	1,260,798
5.00%, 06/15/2049(3)	420,000	445,624
5.25%, 05/15/2052(3)	115,000	126,852
5.00%, 10/01/2053(3)	1,175,000	1,293,522
5.00%, 06/15/2054(3)	455,000	480,102
5.00%, 05/01/2055(3)	2,000,000	2,149,480
State of Wisconsin
5.00%, 11/01/2022	2,545,000	2,823,448
5.00%, 05/01/2023	2,000,000	2,256,180
5.00%, 05/01/2023	4,000,000	4,510,960
5.00%, 05/01/2024	7,470,000	8,691,793
5.00%, 05/01/2025	5,335,000	6,380,020
4.00%, 05/01/2030	5,000,000	5,287,500
4.00%, 05/01/2032	2,000,000	2,132,920
5.00%, 05/01/2034	2,400,000	2,863,176
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,216,477
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	590,172
5.00%, 10/01/2022	330,000	363,261

5.00%, 12/01/2022	560,000	617,445
5.00%, 11/01/2024	155,000	168,758
4.00%, 02/15/2025	270,000	305,400
5.00%, 04/01/2025	2,000,000	2,367,360
4.00%, 02/15/2026	510,000	582,563
5.00%, 04/01/2026	1,000,000	1,209,790
5.00%, 02/15/2027	300,000	358,854
5.00%, 04/01/2027	1,700,000	2,096,423
5.00%, 10/01/2027	580,000	721,004
2.55%, 11/01/2027	390,000	393,194
5.00%, 11/01/2027	100,000	112,152
5.00%, 04/01/2028	900,000	1,130,085
5.00%, 10/01/2028	700,000	881,580
2.83%, 11/01/2028	605,000	609,991
5.00%, 11/01/2029	760,000	852,614
5.00%, 04/01/2030	1,670,000	2,100,409
4.00%, 02/15/2031	460,000	525,449
4.00%, 02/15/2033	550,000	628,254
5.00%, 12/15/2033	1,450,000	1,808,077
5.00%, 09/01/2036	335,000	381,237
5.00%, 09/15/2037	650,000	676,578
5.00%, 09/15/2050	645,000	674,393
2.26% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,041,840
5.00%, 08/15/2054(1)	1,260,000	1,357,310
Wisconsin Housing & Economic Development Authority
1.55%, 11/01/2038(1)	1,750,000	1,750,682
1.60%, 11/01/2048(1)	6,000,000	6,008,400

Total Wisconsin		120,730,944

Total Municipal Bonds (Cost: $6,011,306,082)		6,236,818,778

	Shares	Value
SHORT-TERM INVESTMENTS – 1.67%
Money Market Funds – 1.67%
Fidelity Institutional Money Market Government Fund – Class I, 1.53%(5)	106,628,587	106,628,587

Total Money Market Funds (Cost: $106,628,587)		106,628,587

	Principal Amount	Value
Time Deposits – 0.00%(6)
Brown Brothers Harriman, 1.81% due 01/02/2020	$7,882	7,882
JP Morgan, New York, 1.81% due 01/02/2020	25,000	25,000

Total Time Deposits (Cost: $32,882)		32,882

Total Short-Term Investments (Cost: $106,661,469)		106,661,469

TOTAL INVESTMENTS IN SECURITIES – 99.26%
(Cost: $6,117,967,551)		6,343,480,247

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.74%		47,561,206

TOTAL NET ASSETS – 100.00%		$6,391,041,453

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of December 31, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2019.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $162,168,886, which represents 2.54% of total net assets.

(4)	Security in default as of December 31, 2019. The value of these securities total $8,587,321, which represents 0.13% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.
(6)	Amount calculated is less than 0.005%.

% of Net Assets
MUNICIPAL BONDS
Education	8.01%
General Obligation	19.80%
General Revenue	27.47%
Healthcare	14.67%
Housing	4.14%
Transportation	15.30%
Utilities	8.20%

Total Municipal Bonds	97.59%

SHORT-TERM INVESTMENTS	1.67%

TOTAL INVESTMENTS	99.26%
Other Assets In Excess Of Liabilities	0.74%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(200)	U.S. 10 Year Note Future	Bank of America	Mar. 2020	$(25,953,125)	$(25,684,375)	$268,750

						$268,750

Bridge Builder Municipal Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$511,702,355	$—	$511,702,355
General Obligation	—	1,265,575,762	—	1,265,575,762
General Revenue	—	1,755,401,130	—	1,755,401,130
Healthcare	—	937,492,105	—	937,492,105
Housing	—	264,789,458	—	264,789,458
Transportation	—	977,742,772	—	977,742,772
Utilities	—	524,115,196	—	524,115,196
Short-Term Investments
Money Market Funds	106,628,587	—	—	106,628,587
Time Deposits	—	32,882	—	32,882
Futures Contracts (1)	268,750	—	—	268,750

Total Assets	$106,897,337	$6,236,851,660	$—	$6,343,748,997

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.52%
Communication Services – 8.74%
Activision Blizzard, Inc.	280,675	$16,677,708
Alphabet, Inc. – Class A(1)	142,754	191,203,280
Alphabet, Inc. – Class C(1)	131,097	175,279,311
Altice USA, Inc. – Class A(1)	15,532	424,645
AMC Networks, Inc. – Class A(1)	2,377	93,891
Cable One, Inc.	224	333,417
Charter Communications, Inc. – Class A(1)	4,687	2,273,570
Comcast Corp. – Class A	109,974	4,945,531
Electronic Arts, Inc.(1)	288,174	30,981,587
Facebook, Inc. – Class A(1)	773,809	158,824,297
Fox Corp. – Class A	1,720	63,760
Fox Corp. – Class B	782	28,465
InterActiveCorp(1)	2,220	553,024
Interpublic Group of Companies, Inc.	1,838	42,458
Live Nation Entertainment, Inc.(1)	6,630	473,846
Madison Square Garden Co. – Class A(1)	110	32,361
Match Group, Inc.(1)	2,813	230,975
Netflix, Inc.(1)	192,022	62,132,559
New York Times Co. – Class A	1,505	48,416
Nexstar Media Group, Inc. – Class A	1,855	217,499
Omnicom Group, Inc.	5,896	477,694
Roku, Inc. – Class A(1)	4,405	589,830
Sinclair Broadcast Group, Inc. – Class A	3,127	104,254
Sirius XM Holdings, Inc.	70,334	502,888
Spotify Technology SA(1)	6,093	911,208
Take-Two Interactive Software, Inc.(1)	2,671	327,011
T-Mobile US, Inc.(1)	8,402	658,885
TripAdvisor, Inc.	5,085	154,482
Twitter, Inc.(1)	39,443	1,264,148
ViacomCBS, Inc. – Class B	15,623	655,697
Walt Disney Co.	286,255	41,401,061
World Wrestling Entertainment, Inc. – Class A	2,357	152,899
Zayo Group Holdings, Inc.(1)	11,654	403,811
Zynga, Inc. – Class A(1)	8,910	54,529

Total Communication Services		692,518,997

Consumer Discretionary – 16.20%
Adidas AG	90,802	29,557,688
Advance Auto Parts, Inc.	812	130,050
Alibaba Group Holding Ltd. – ADR(1)	273,697	58,051,134
Amazon.com, Inc.(1)	138,551	256,020,080
Aptiv Plc	198,092	18,812,797
AutoZone, Inc.(1)	1,232	1,467,694
Best Buy, Inc.	2,414	211,949
Booking Holdings, Inc.(1)	39,568	81,261,989
Bright Horizons Family Solutions, Inc.(1)	2,938	441,552
Burlington Stores, Inc.(1)	3,379	770,513
Capri Holdings Ltd.(1)	2,925	111,589
CarMax, Inc.(1)	4,039	354,099

Carter’s, Inc.	985	107,700
Carvana Co. – Class A(1)	2,389	219,907
Chipotle Mexican Grill, Inc. – Class A(1)	1,331	1,114,193
Choice Hotels International, Inc.	719	74,366
Columbia Sportswear Co.	992	99,388
Darden Restaurants, Inc.	6,463	704,532
Dollar General Corp.	232,956	36,336,477
Dollar Tree, Inc.(1)	6,570	617,909
Domino’s Pizza, Inc.	2,142	629,277
Dunkin’ Brands Group, Inc.	4,006	302,613
eBay, Inc.	40,003	1,444,508
Etsy, Inc.(1)	6,149	272,401
Expedia Group, Inc.	6,174	667,656
Five Below, Inc.(1)	2,815	359,926
Floor & Decor Holdings, Inc. – Class A(1)	3,612	183,526
Grand Canyon Education, Inc.(1)	218	20,882
GrubHub, Inc.(1)	4,878	237,266
H&R Block, Inc.	1,669	39,188
Hanesbrands, Inc.	14,833	220,270
Hasbro, Inc.	6,581	695,019
Hilton Grand Vacations, Inc.(1)	619	21,287
Hilton Worldwide Holdings, Inc.	14,560	1,614,850
Home Depot, Inc.	119,811	26,164,326
Kering SA	41,772	27,524,203
L Brands, Inc.	1,944	35,225
Las Vegas Sands Corp.	8,390	579,246
Lennar Corp. – Class A	5,982	333,736
Lennar Corp. – Class B	440	19,668
LKQ Corp.(1)	2,241	80,004
Lowes Companies, Inc.	655,884	78,548,668
Lululemon Athletica, Inc.(1)	176,771	40,952,538
Marriott International, Inc. – Class A	14,229	2,154,697
Mattel, Inc.(1)	11,697	158,494
McDonald’s Corp.	430,482	85,067,548
MGM Resorts International	2,196	73,061
NIKE, Inc. – Class B	1,569,727	159,029,042
Nordstrom, Inc.	5,634	230,600
Norwegian Cruise Line Holdings Ltd.(1)	2,155	125,874
NVR, Inc.(1)	170	647,430
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,834	185,089
O’Reilly Automotive, Inc.(1)	3,871	1,696,504
Planet Fitness, Inc. – Class A(1)	4,218	315,000
Polaris Industries, Inc.	2,698	274,387
Pool Corp.	1,979	420,300
Ross Stores, Inc.	351,240	40,891,361
Service Corp. International	3,160	145,455
ServiceMaster Global Holdings, Inc.(1)	1,067	41,250
Six Flags Entertainment Corp.	366	16,510
Skechers U.S.A., Inc. – Class A(1)	2,356	101,756
Starbucks Corp.	61,296	5,389,144

Target Corp.	1,360	174,366
Tempur Sealy International, Inc.(1)	2,363	205,723
Tesla, Inc.(1)	113,602	47,523,125
TJX Companies, Inc.	1,404,334	85,748,634
Tractor Supply Co.	6,125	572,320
Ulta Beauty, Inc.(1)	225,222	57,012,697
Under Armour, Inc. – Class A(1)	6,118	132,149
Under Armour, Inc. – Class C(1)	6,948	133,263
Vail Resorts, Inc.	1,838	440,808
VF Corp.	15,987	1,593,264
Wayfair, Inc. – Class A(1)	3,347	302,468
Wendy’s Co.	9,788	217,391
Williams-Sonoma, Inc.	680	49,939
Wyndham Hotels & Resorts, Inc.	1,408	88,436
Wynn Resorts Ltd.	4,134	574,089
Yum China Holdings, Inc.	15,022	721,206
Yum! Brands, Inc.	1,239,469	124,851,712

Total Consumer Discretionary		1,284,716,981

Consumer Staples – 6.42%
Altria Group, Inc.	47,486	2,370,026
Brown-Forman Corp. – Class A	2,365	148,451
Brown-Forman Corp. – Class B	8,213	555,199
Campbell Soup Co.	5,023	248,237
Casey’s General Stores, Inc.	456	72,499
Church & Dwight Co., Inc.	12,852	904,010
Clorox Co.	5,374	825,124
Coca-Cola Co.	2,084,068	115,353,164
Costco Wholesale Corp.	139,187	40,909,843
Estee Lauder Companies, Inc. – Class A	389,232	80,391,977
Grocery Outlet Holding Corp.(1)	435	14,116
Herbalife Nutrition Ltd.(1)	656	31,272
Hershey Co.	6,489	953,753
Kellogg Co.	4,906	339,299
Kimberly-Clark Corp.	241,955	33,280,910
Lamb Weston Holdings, Inc.	1,873	161,134
McCormick & Co., Inc.	4,111	697,760
Mondelez International, Inc. – Class A	2,579,545	142,081,339
Monster Beverage Corp.(1)	19,774	1,256,638
PepsiCo, Inc.	61,107	8,351,494
Pilgrim’s Pride Corp.(1)	932	30,490
Post Holdings, Inc.(1)	1,443	157,431
Procter & Gamble Co.	623,887	77,923,486
Sprouts Farmers Market, Inc.(1)	2,746	53,135
Sysco Corp.	24,703	2,113,095
TreeHouse Foods, Inc.(1)	464	22,504

Total Consumer Staples		509,246,386

Energy – 1.55%
Cabot Oil & Gas Corp.	12,945	225,373
Cheniere Energy, Inc.(1)	7,000	427,490
Chevron Corp.	417,520	50,315,335

ConocoPhillips	852,745	55,454,007
Diamondback Energy, Inc.	1,690	156,933
EOG Resources, Inc.	177,170	14,839,759
Equitrans Midstream Corp.	1,028	13,734
ONEOK, Inc.	6,745	510,394
Parsley Energy, Inc. – Class A	7,616	144,019
Pioneer Natural Resources Co.	3,672	555,831

Total Energy		122,642,875

Financials – 5.22%
Alleghany Corp.(1)	77	61,567
American Express Co.	19,439	2,419,961
Ameriprise Financial, Inc.	928	154,586
Aon Plc	236,698	49,301,826
Arch Capital Group Ltd.(1)	2,944	126,268
Arthur J. Gallagher & Co.	2,174	207,030
Athene Holding Ltd. – Class A(1)	3,062	144,006
Axis Capital Holdings Ltd.	404	24,014
Bank of America Corp.	3,091,609	108,886,469
Brown & Brown, Inc.	660	26,057
CBOE Global Markets, Inc.	1,406	168,720
Charles Schwab Corp.	35,722	1,698,938
CIT Group, Inc.	390	17,796
Comerica, Inc.	541	38,817
Commerce Bancshares, Inc.	443,493	30,130,914
Credit Acceptance Corp.(1)	494	218,511
Discover Financial Services	5,803	492,210
E*TRADE Financial Corp.	367,482	16,672,658
Erie Indemnity Co. – Class A	808	134,128
Evercore, Inc. – Class A	719	53,752
Everest Re Group Ltd.	605	167,488
FactSet Research Systems, Inc.	1,922	515,673
First Republic Bank	1,573	184,749
Interactive Brokers Group, Inc. – Class A	975	45,455
Intercontinental Exchange, Inc.	1,044,429	96,661,904
JPMorgan Chase & Co.	492,835	68,701,199
Kemper Corp.	563	43,633
Lazard Ltd. – Class A	1,977	79,001
LendingTree, Inc.(1)	381	115,611
LPL Financial Holdings, Inc.	4,108	378,963
Markel Corp.(1)	55	62,874
MarketAxess Holdings, Inc.	1,898	719,551
Marsh & McLennan Companies, Inc.	23,131	2,577,025
Moody’s Corp.	8,520	2,022,733
Morningstar, Inc.	971	146,922
MSCI, Inc. – Class A	4,277	1,104,236
Primerica, Inc.	1,504	196,362
Prosperity Bancshares, Inc.	409	29,403
Raymond James Financial, Inc.	1,455	130,164
RenaissanceRe Holdings Ltd.	824	161,521
S&P Global, Inc.	94,240	25,732,232

SEI Investments Co.	3,281	214,840
Signature Bank	1,317	179,915
SVB Financial Group(1)	190	47,698
Synchrony Financial	9,238	332,660
Synovus Financial Corp.	559	21,913
T Rowe Price Group, Inc.	3,415	416,084
TD Ameritrade Holding Corp.	12,148	603,756
The Progressive Corp.	9,872	714,634
Travelers Companies, Inc.	2,216	303,481
Virtu Financial, Inc. – Class A	1,002	16,022
Voya Financial, Inc.	489	29,819
Western Alliance Bancorp	508	28,956

Total Financials		413,664,705

Healthcare – 17.55%
Abbott Laboratories	1,277,038	110,923,521
AbbVie, Inc.	76,787	6,798,721
ABIOMED, Inc.(1)	2,261	385,704
Adaptive Biotechnologies Corp.(1)	582	17,413
Agilent Technologies, Inc.	1,509	128,733
Agios Pharmaceuticals, Inc.(1)	273	13,036
Alexion Pharmaceuticals, Inc.(1)	120,764	13,060,627
Align Technology, Inc.(1)	4,071	1,135,972
Alnylam Pharmaceuticals, Inc.(1)	4,548	523,793
AmerisourceBergen Corp. – Class A	7,866	668,767
Amgen, Inc.	28,645	6,905,450
Anthem, Inc.	95,784	28,929,641
AstraZeneca Plc – ADR	678,199	33,815,002
Avantor, Inc.(1)	11,583	210,231
Baxter International, Inc.	11,791	985,963
Becton Dickinson & Co.	324,035	88,127,799
Biogen, Inc.(1)	3,206	951,316
BioMarin Pharmaceutical, Inc.(1)	215,669	18,234,814
Bio-Techne Corp.	1,951	428,264
Boston Scientific Corp.(1)	587,247	26,555,309
Bristol Myers Squibb Co.	71,281	4,575,527
Bruker Corp.	5,120	260,966
Cantel Medical Corp.	1,040	73,736
Centene Corp.(1)	17,803	1,119,275
Cerner Corp.	16,234	1,191,413
Change Healthcare, Inc.(1)	1,242	20,356
Charles River Laboratories International, Inc.(1)	2,495	381,136
Chemed Corp.	805	353,604
Cigna Corp.	5,832	1,192,586
CVS Health Corp.	284,885	21,164,107
Danaher Corp.	830,866	127,521,314
DexCom, Inc.(1)	4,665	1,020,422
Edwards Lifesciences Corp.(1)	77,713	18,129,666
Elanco Animal Health, Inc.(1)	559,350	16,472,857
Eli Lilly & Co.	44,183	5,806,972
Encompass Health Corp.	2,677	185,436

Envista Holdings Corp.(1)	4,815	142,717
Exact Sciences Corp.(1)	7,220	667,706
Exelixis, Inc.(1)	6,046	106,530
Gilead Sciences, Inc.	9,563	621,404
Guardant Health, Inc.(1)	1,884	147,216
HCA Healthcare, Inc.	8,325	1,230,518
Henry Schein, Inc.(1)	869	57,980
Hill-Rom Holdings, Inc.	1,711	194,250
Hologic, Inc.(1)	11,177	583,551
Horizon Therapeutics Plc(1)	1,044	37,793
Humana, Inc.	93,173	34,149,768
ICU Medical, Inc.(1)	290	54,265
IDEXX Laboratories, Inc.(1)	4,393	1,147,144
Illumina, Inc.(1)	273,393	90,695,394
Incyte Corp.(1)	9,143	798,367
Insulet Corp.(1)	3,051	522,331
Intuitive Surgical, Inc.(1)	59,721	35,304,069
Ionis Pharmaceuticals, Inc.(1)	6,673	403,116
IQVIA Holdings, Inc.(1)	96,010	14,834,505
Jazz Pharmaceuticals Plc(1)	2,550	380,664
Johnson & Johnson	689,497	100,576,927
Laboratory Corp. of America Holdings(1)	161,021	27,239,923
Masimo Corp.(1)	2,483	392,463
McKesson Corp.	1,046	144,683
Medtronic Plc	900,000	102,105,000
Merck & Co., Inc.	125,432	11,408,040
Mettler-Toledo International, Inc.(1)	1,249	990,807
Moderna, Inc.(1)	10,026	196,109
Molina Healthcare, Inc.(1)	2,483	336,918
Nektar Therapeutics – Class A(1)	1,271	27,434
Neurocrine Biosciences, Inc.(1)	4,672	502,193
Novartis AG – ADR	82,769	7,837,397
Novo Nordisk A/S – ADR	948,278	54,886,331
Penumbra, Inc.(1)	1,654	271,703
PerkinElmer, Inc.	1,200	116,520
Pfizer, Inc.	1,210,270	47,418,379
PRA Health Sciences, Inc.(1)	3,242	360,348
Regeneron Pharmaceuticals, Inc.(1)	186,990	70,211,005
ResMed, Inc.	7,372	1,142,439
Sage Therapeutics, Inc.(1)	2,597	187,477
Sarepta Therapeutics, Inc.(1)	3,653	471,383
Seattle Genetics, Inc.(1)	6,006	686,246
STERIS Plc	240	36,581
Stryker Corp.	17,823	3,741,761
Teleflex, Inc.	2,412	907,973
The Cooper Companies, Inc.	322	103,455
Thermo Fisher Scientific, Inc.	99,069	32,184,546
UnitedHealth Group, Inc.	484,110	142,318,658
Varian Medical Systems, Inc.(1)	4,739	672,985
Veeva Systems, Inc. – Class A(1)	6,807	957,473

Vertex Pharmaceuticals, Inc.(1)	84,801	18,567,179
Waters Corp.(1)	3,319	775,484
WellCare Health Plans, Inc.(1)	2,346	774,673
West Pharmaceutical Services, Inc.	2,839	426,787
Zoetis, Inc. – Class A	319,254	42,253,267

Total Healthcare		1,391,579,284

Industrials – 6.65%
3M Co.	180,566	31,855,454
Acuity Brands, Inc.	517	71,346
Air Lease Corp. – Class A	401	19,056
Airbus SE	161,948	23,768,339
Alaska Air Group, Inc.	2,735	185,296
Allegion Plc	3,718	463,040
Allison Transmission Holdings, Inc.	5,797	280,111
American Airlines Group, Inc.	1,992	57,131
AMETEK, Inc.	9,289	926,485
AO Smith Corp.	1,125	53,595
Armstrong World Industries, Inc.	2,579	242,349
Boeing Co.	216,903	70,658,321
BWX Technologies, Inc.	3,750	232,800
Carlisle Companies, Inc.	2,568	415,605
Caterpillar, Inc.	203,101	29,993,956
CH Robinson Worldwide, Inc.	5,267	411,879
Cintas Corp.	4,363	1,173,996
Copart, Inc.(1)	10,493	954,233
CoStar Group, Inc.(1)	1,877	1,123,009
CSX Corp.	13,946	1,009,133
Deere & Co.	153,432	26,583,628
Delta Air Lines, Inc.	6,068	354,857
Donaldson Co., Inc.	6,580	379,140
Dover Corp.	3,276	377,592
Emerson Electric Co.	2,742	209,105
Equifax, Inc.	5,253	736,050
Expeditors International of Washington, Inc.	6,438	502,293
Fastenal Co.	26,760	988,782
Flowserve Corp.	1,400	69,678
Fortive Corp.	3,479	265,761
Fortune Brands Home & Security, Inc.	2,203	143,944
General Dynamics Corp.	930	164,005
Graco, Inc.	8,515	442,780
HEICO Corp.	1,974	225,332
HEICO Corp. – Class A	4,032	360,985
Hexcel Corp.	4,107	301,084
Honeywell International, Inc.	478,956	84,775,212
Hubbell, Inc. – Class B	1,480	218,774
Huntington Ingalls Industries, Inc.	1,663	417,213
IAA, Inc.(1)	6,381	300,290
IDEX Corp.	1,964	337,808
IHS Markit Ltd.(1)	811,641	61,157,149
Illinois Tool Works, Inc.	16,644	2,989,762

Ingersoll-Rand Plc	11,743	1,560,880
JB Hunt Transport Services, Inc.	1,314	153,449
JetBlue Airways Corp.(1)	1,307	24,467
KAR Auction Services, Inc.	6,350	138,366
L3Harris Technologies, Inc.	5,740	1,135,774
Landstar System, Inc.	1,789	203,713
Lennox International, Inc.	1,665	406,210
Lincoln Electric Holdings, Inc.	2,813	272,101
Lockheed Martin Corp.	12,840	4,999,639
Lyft, Inc. – Class A(1)	1,070	46,031
Middleby Corp.(1)	2,859	313,118
Nielsen Holdings Plc	2,198	44,619
Nordson Corp.	2,709	441,134
Norfolk Southern Corp.	224,087	43,502,009
Northrop Grumman Corp.	8,227	2,829,841
Old Dominion Freight Line, Inc.	1,453	275,750
Quanta Services, Inc.	1,943	79,100
Raytheon Co.	239,112	52,542,471
Republic Services, Inc. – Class A	701	62,831
Robert Half International, Inc.	6,061	382,752
Rockwell Automation, Inc.	5,992	1,214,399
Rollins, Inc.	7,422	246,114
Roper Technologies, Inc.	831	294,365
Safran SA	204,235	31,546,008
Sensata Technologies Holding Plc(1)	3,439	185,259
Southwest Airlines Co.	14,594	787,784
Spirit AeroSystems Holdings, Inc. – Class A	4,763	347,127
Toro Co.	5,422	431,971
TransDigm Group, Inc.	2,063	1,155,280
TransUnion	9,671	827,934
Uber Technologies, Inc.(1)	5,314	158,038
Union Pacific Corp.	132,830	24,014,336
United Continental Holdings, Inc.(1)	2,622	230,972
United Parcel Service, Inc. – Class B	36,248	4,243,191
United Rentals, Inc.(1)	2,758	459,952
Verisk Analytics, Inc. – Class A	8,290	1,238,029
WABCO Holdings, Inc.(1)	2,231	302,300
Wabtec Corp.	2,499	194,422
Waste Management, Inc.	17,198	1,959,884
Woodward, Inc.	2,364	279,992
WW Grainger, Inc.	2,239	757,946
XPO Logistics, Inc.(1)	2,825	225,153
Xylem, Inc.	9,230	727,232

Total Industrials		527,438,301

Information Technology – 30.99%
2U, Inc.(1)	1,018	24,422
Accenture Plc – Class A	184,125	38,771,201
Adobe Systems, Inc.(1)	180,341	59,478,265
Advanced Micro Devices, Inc.(1)	53,516	2,454,244
Adyen NV(1)(2)	20,550	16,904,348

Akamai Technologies, Inc.(1)	7,552	652,342
Alliance Data Systems Corp.	236	26,479
Alteryx, Inc. – Class A(1)	2,401	240,268
Amphenol Corp. – Class A	15,141	1,638,710
Analog Devices, Inc.	482,164	57,300,370
Anaplan, Inc.(1)	4,339	227,364
ANSYS, Inc.(1)	4,358	1,121,793
Apple, Inc.	812,912	238,711,609
Applied Materials, Inc.	25,696	1,568,484
Arista Networks, Inc.(1)	3,048	619,963
Aspen Technology, Inc.(1)	3,543	428,455
Atlassian Corp. Plc – Class A(1)	6,091	732,991
Autodesk, Inc.(1)	605,134	111,017,884
Automatic Data Processing, Inc.	415,901	70,911,121
Avalara, Inc.(1)	2,363	173,090
Black Knight, Inc.(1)	7,382	475,991
Booz Allen Hamilton Holding Corp. – Class A	7,007	498,408
Broadcom, Inc.	83,265	26,313,405
Broadridge Financial Solutions, Inc.	5,842	721,721
Cadence Design Systems, Inc.(1)	14,301	991,917
CDK Global, Inc.	6,250	341,750
CDW Corp.	7,447	1,063,729
Ceridian HCM Holding, Inc.(1)	3,972	269,619
Cisco Systems, Inc.	1,742,282	83,559,845
Citrix Systems, Inc.	5,740	636,566
Cognex Corp.	8,424	472,081
Cognizant Technology Solutions Corp. – Class A	2,208	136,940
CoreLogic, Inc.(1)	223	9,747
Corning, Inc.	12,549	365,301
Coupa Software, Inc.(1)	169,703	24,819,064
Cree, Inc.(1)	395	18,229
Dell Technologies, Inc. – Class C(1)	5,642	289,942
DocuSign, Inc. – Class A(1)	8,044	596,141
Dolby Laboratories, Inc. – Class A	413	28,414
Dropbox, Inc. – Class A(1)	11,215	200,861
Dynatrace, Inc.(1)	2,693	68,133
Elastic NV(1)	2,409	154,899
Entegris, Inc.	6,915	346,372
EPAM Systems, Inc.(1)	2,665	565,406
Euronet Worldwide, Inc.(1)	2,568	404,614
F5 Networks, Inc.(1)	2,969	414,621
Fair Isaac Corp.(1)	1,457	545,909
Fidelity National Information Services, Inc.	215,069	29,913,947
FireEye, Inc.(1)	10,781	178,210
Fiserv, Inc.(1)	29,306	3,388,653
FleetCor Technologies, Inc.(1)	271,371	78,078,864
FLIR Systems, Inc.	582	30,305
Fortinet, Inc.(1)	7,359	785,647
Gartner, Inc.(1)	4,490	691,909
Genpact Ltd.	9,648	406,856

Global Payments, Inc.	15,447	2,820,004
GoDaddy, Inc. – Class A(1)	8,806	598,104
Guidewire Software, Inc.(1)	4,340	476,402
HP, Inc.	3,953	81,234
HubSpot, Inc.(1)	2,144	339,824
International Business Machines Corp.	27,786	3,724,435
Intuit, Inc.	359,026	94,039,680
IPG Photonics Corp.(1)	124	17,970
Jabil, Inc.	1,645	67,988
Jack Henry & Associates, Inc.	3,485	507,660
Keysight Technologies, Inc.(1)	9,641	989,456
KLA-Tencor Corp.	8,286	1,476,317
Lam Research Corp.	6,556	1,916,974
Manhattan Associates, Inc.(1)	3,306	263,654
Mastercard, Inc. – Class A	272,144	81,259,477
Maxim Integrated Products, Inc.	5,245	322,620
Medallia, Inc.(1)	652	20,284
Microchip Technology, Inc.	3,359	351,754
Microsoft Corp.	2,791,807	440,267,964
MongoDB, Inc. – Class A(1)	2,202	289,805
Monolithic Power Systems, Inc.	2,148	382,387
Motorola Solutions, Inc.	114,852	18,507,251
National Instruments Corp.	354	14,988
NCR Corp.(1)	6,643	233,568
NetApp, Inc.	12,297	765,488
New Relic, Inc.(1)	2,549	167,495
Nutanix, Inc. – Class A(1)	8,755	273,681
NVIDIA Corp.	208,082	48,961,695
Okta, Inc. – Class A(1)	5,436	627,151
Oracle Corp.	106,622	5,648,834
Pagerduty, Inc.(1)	2,205	51,575
Palo Alto Networks, Inc.(1)	123,401	28,536,481
Paychex, Inc.	16,694	1,419,992
Paycom Software, Inc.(1)	2,530	669,843
Paylocity Holding Corp.(1)	1,749	211,314
PayPal Holdings, Inc.(1)	1,268,119	137,172,432
Pegasystems, Inc.	1,958	155,955
Pluralsight, Inc. – Class A(1)	3,078	52,972
Proofpoint, Inc.(1)	2,821	323,794
PTC, Inc.(1)	194,101	14,536,224
Pure Storage, Inc. – Class A(1)	11,744	200,940
QUALCOMM, Inc.	59,308	5,232,745
RealPage, Inc.(1)	4,078	219,193
RingCentral, Inc. – Class A(1)	3,861	651,235
Sabre Corp.	2,472	55,472
Salesforce.com, Inc.(1)	1,206,627	196,245,815
ServiceNow, Inc.(1)	97,058	27,401,415
Shopify, Inc. – Class A(1)	83,793	33,314,421
Skyworks Solutions, Inc.	148,319	17,928,801
Smartsheet, Inc. – Class A(1)	4,548	204,296

SolarWinds Corp.(1)	1,209	22,427
Splunk, Inc.(1)	7,994	1,197,261
Square, Inc. – Class A(1)	136,277	8,525,489
SS&C Technologies Holdings, Inc.	10,284	631,438
Switch, Inc. – Class A	3,013	44,653
Synopsys, Inc.(1)	7,662	1,066,550
Teradata Corp.(1)	5,834	156,176
Teradyne, Inc.	8,778	598,572
Texas Instruments, Inc.	379,265	48,655,907
Trade Desk, Inc. – Class A(1)	2,037	529,172
Trimble, Inc.(1)	2,209	92,093
Twilio, Inc. – Class A(1)	6,362	625,257
Tyler Technologies, Inc.(1)	1,996	598,840
Ubiquiti, Inc.	445	84,096
Universal Display Corp.	2,178	448,820
VeriSign, Inc.(1)	3,717	716,192
Visa, Inc. – Class A	1,344,209	252,576,871
VMware, Inc. – Class A(1)	3,949	599,419
Western Union Co.	4,768	127,687
WEX, Inc.(1)	2,210	462,907
Workday, Inc. – Class A(1)	640,939	105,402,419
Xilinx, Inc.	13,234	1,293,888
Zebra Technologies Corp. – Class A(1)	2,739	699,650
Zendesk, Inc.(1)	5,823	446,216
Zscaler, Inc.(1)	3,376	156,984

Total Information Technology		2,456,545,462

Materials – 2.21%
Air Products & Chemicals, Inc.	1,608	377,864
AptarGroup, Inc.	1,252	144,756
Avery Dennison Corp.	4,022	526,158
Axalta Coating Systems Ltd.(1)	3,148	95,699
Ball Corp.	16,815	1,087,426
Berry Global Group, Inc.(1)	2,506	119,010
CF Industries Holdings, Inc.	1,081	51,607
Crown Holdings, Inc.(1)	3,922	284,502
Eagle Materials, Inc.	1,723	156,207
Ecolab, Inc.	450,523	86,946,434
Element Solutions, Inc.(1)	5,227	61,051
Linde Plc	273,836	58,299,684
Martin Marietta Materials, Inc.	1,006	281,318
NewMarket Corp.	312	151,794
PPG Industries, Inc.	4,087	545,574
Royal Gold, Inc.	1,023	125,062
RPM International, Inc.	1,067	81,903
Scotts Miracle-Gro Co.	2,104	223,403
Sealed Air Corp.	562	22,385
Sherwin-Williams Co.	4,308	2,513,890
Southern Copper Corp.	3,169	134,619
Vulcan Materials Co.	157,257	22,643,435
WR Grace & Co.	2,826	197,396

Total Materials		175,071,177

Real Estate – 1.99%
American Homes 4 Rent – Class A	5,452	142,897
American Tower Corp.	22,830	5,246,791
Americold Realty Trust	9,842	345,060
Brookfield Property REIT, Inc. – Class A	3,676	67,804
CBRE Group, Inc. – Class A(1)	6,528	400,101
Colony Capital, Inc.	705	3,349
CoreSite Realty Corp.	1,552	174,010
Crown Castle International Corp.	21,569	3,066,033
Equinix, Inc.	161,681	94,373,200
Equity LifeStyle Properties, Inc.	8,891	625,837
Extra Space Storage, Inc.	5,229	552,287
Iron Mountain, Inc.	1,578	50,291
Jones Lang LaSalle, Inc.	286	49,790
Lamar Advertising Co. – Class A	4,391	391,941
Outfront Media, Inc.	1,081	28,992
Prologis, Inc.	527,670	47,036,504
Public Storage	5,815	1,238,362
SBA Communications Corp. – Class A	5,835	1,406,177
Simon Property Group, Inc.	14,071	2,096,016
Sun Communities, Inc.	1,099	164,960
The Howard Hughes Corp.(1)	695	88,126
UDR, Inc.	732	34,184

Total Real Estate		157,582,712

Total Common Stocks (Cost: $5,364,521,200)		7,731,006,880

SHORT-TERM INVESTMENTS – 2.41%
Money Market Funds – 2.38%
Goldman Sachs Financial Square Government Fund – Class I, 1.50%(3)	188,354,922	188,354,922

Total Money Market Funds (Cost: $188,354,922)		188,354,922

	Principal Amount	Value
Time Deposits – 0.03%
BBVA, Madrid, 1.81% due 01/02/2020	$835,986	835,986
Citibank, New York, 1.81% due 01/02/2020	1,970,545	1,970,545

Total Time Deposits (Cost: $2,806,531)		2,806,531

Total Short-Term Investments (Cost: $191,161,453)		191,161,453

TOTAL INVESTMENTS IN SECURITIES – 99.93%
(Cost: $5,555,682,653)		7,922,168,333

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.07%		5,808,355

TOTAL NET ASSETS – 100.00%		$7,927,976,688

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security or includes securities that are non-income producing.
(2)

Includes securities that were purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $16,904,348, which represents 0.21% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments

Bridge Builder Large Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$692,518,997	$—	$—	$692,518,997
Consumer Discretionary	1,227,635,090	57,081,891	—	1,284,716,981
Consumer Staples	509,246,386	—	—	509,246,386
Energy	122,642,875	—	—	122,642,875
Financials	413,664,705	—	—	413,664,705
Healthcare	1,391,579,284	—	—	1,391,579,284
Industrials	472,123,954	55,314,347	—	527,438,301
Information Technology	2,439,641,114	16,904,348	—	2,456,545,462
Materials	175,071,177	—	—	175,071,177
Real Estate	157,582,712	—	—	157,582,712
Short-Term Investments
Money Market Funds	188,354,922	—	—	188,354,922
Time Deposits	—	2,806,531	—	2,806,531

Total Assets	$7,790,061,216	$132,107,117	$—	$7,922,168,333

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.03%
Communication Services – 5.01%
Activision Blizzard, Inc.	50,603	$3,006,830
Alphabet, Inc. – Class C(1)	96,249	128,686,838
AT&T, Inc.	517,700	20,231,716
CenturyLink, Inc.	77,147	1,019,112
Charter Communications, Inc. – Class A(1)	4,487	2,176,554
Cinemark Holdings, Inc.	7,404	250,625
Comcast Corp. – Class A	3,511,517	157,912,920
Discovery, Inc. – Class A(1)	11,122	364,134
Discovery, Inc. – Class C(1)	23,859	727,461
DISH Network Corp. – Class A(1)	18,443	654,173
Electronic Arts, Inc.(1)	1,951	209,752
Facebook, Inc. – Class A(1)	406,849	83,505,757
Fox Corp. – Class A	22,373	829,367
Fox Corp. – Class B	10,361	377,140
GCI Liberty, Inc. – Class A(1)	256,730	18,189,321
InterActiveCorp(1)	2,203	548,789
Interpublic Group of Companies, Inc.	24,683	570,177
John Wiley & Sons, Inc. – Class A	3,016	146,336
Liberty Broadband Corp. – Class A(1)	1,705	212,375
Liberty Broadband Corp. – Class C(1)	7,423	933,442
Liberty Media Corp.-Liberty Formula One – Class A(1)	2,069	90,581
Liberty Media Corp.-Liberty Formula One – Class C(1)	13,943	640,890
Liberty Media Corp.-Liberty SiriusXM – Class A(1)	5,852	282,886
Liberty Media Corp.-Liberty SiriusXM – Class C(1)	10,873	523,426
Lions Gate Entertainment Corp. – Class A(1)	3,979	42,416
Lions Gate Entertainment Corp. – Class B(1)	7,922	78,666
Madison Square Garden Co. – Class A(1)	1,202	353,616
New York Times Co. – Class A	9,416	302,913
News Corp. – Class A	27,163	384,085
News Corp. – Class B	8,646	125,454
Nexstar Media Group, Inc. – Class A	740	86,765
Omnicom Group, Inc.	7,126	577,349
Sinclair Broadcast Group, Inc. – Class A	236	7,868
Sprint Corp.(1)	39,267	204,581
Take-Two Interactive Software, Inc.(1)	4,259	521,429
Telephone & Data Systems, Inc.	7,199	183,071
T-Mobile US, Inc.(1)	10,515	824,586
TripAdvisor, Inc.	655	19,899
United States Cellular Corp.(1)	998	36,158
Verizon Communications, Inc.	293,528	18,022,619
ViacomCBS, Inc. – Class A	500	22,435
ViacomCBS, Inc. – Class B	1,236,419	51,892,505
Walt Disney Co.	123,776	17,901,723
Zillow Group, Inc. – Class A(1)	3,892	178,020
Zillow Group, Inc. – Class C(1)	8,805	404,502
Zynga, Inc. – Class A(1)	47,483	290,596

Total Communication Services		514,551,858

Consumer Discretionary – 12.46%
Advance Auto Parts, Inc.	381,613	61,119,138
Aptiv Plc	16,970	1,611,641
Aramark	1,412,271	61,292,561
AutoNation, Inc.(1)	1,473,273	71,645,266
Best Buy, Inc.	12,785	1,122,523
Booking Holdings, Inc.(1)	43,108	88,532,193
BorgWarner, Inc.	14,517	629,747
Brunswick Corp.	5,716	342,846
Caesars Entertainment Corp.(1)	40,149	546,026
Capri Holdings Ltd.(1)	5,748	219,286

CarMax, Inc.(1)	6,164	540,398
Carnival Corp.	28,178	1,432,288
Carter’s, Inc.	1,684	184,129
Choice Hotels International, Inc.	1,311	135,597
Cie Generale des Etablissements Michelin SCA	582,981	71,741,131
Columbia Sportswear Co.	764	76,545
Dick’s Sporting Goods, Inc.	4,694	232,306
Dollar General Corp.	454,922	70,958,734
Dollar Tree, Inc.(1)	7,581	712,993
DR Horton, Inc.	23,590	1,244,372
Dunkin’ Brands Group, Inc.	346	26,137
eBay, Inc.	1,328,719	47,980,043
Expedia Group, Inc.	1,271	137,446
Extended Stay America, Inc.	13,170	195,706
Foot Locker, Inc.	7,804	304,278
Ford Motor Co.	276,075	2,567,497
Frontdoor, Inc.(1)	5,879	278,782
Gap, Inc.	15,048	266,049
Garmin Ltd.	10,182	993,356
General Motors Co.	87,616	3,206,746
Gentex Corp.	18,086	524,132
Genuine Parts Co.	9,869	1,048,384
Goodyear Tire & Rubber Co.	16,106	250,529
Graham Holdings Co. – Class B	293	187,224
Grand Canyon Education, Inc.(1)	2,980	285,454
H&R Block, Inc.	11,980	281,290
Hanesbrands, Inc.	5,710	84,793
Harley-Davidson, Inc.	11,061	411,359
Hilton Grand Vacations, Inc.(1)	5,214	179,309
Home Depot, Inc.	291,229	63,598,589
Hyatt Hotels Corp. – Class A	2,626	235,578
International Game Technology Plc	7,009	104,925
Kohl’s Corp.	11,053	563,150
L Brands, Inc.	13,311	241,195
Las Vegas Sands Corp.	12,461	860,307
Lear Corp.	4,309	591,195
Leggett & Platt, Inc.	9,259	470,635
Lennar Corp. – Class A	1,089,960	60,808,868
Lennar Corp. – Class B	598	26,731
LKQ Corp.(1)	18,535	661,699
Lowes Companies, Inc.	501,852	60,101,796
Macy’s, Inc.	22,071	375,207
Mattel, Inc.(1)	7,556	102,384
McDonald’s Corp.	599,187	118,405,343
MGM Resorts International	1,912,442	63,626,945
Mohawk Industries, Inc.(1)	4,194	571,978
Newell Brands, Inc.	26,782	514,750
NIKE, Inc. – Class B	947,083	95,948,979
Norwegian Cruise Line Holdings Ltd.(1)	899,827	52,558,895
Penske Automotive Group, Inc.	2,456	123,340
Polaris Industries, Inc.	474	48,206
PulteGroup, Inc.	17,922	695,374
PVH Corp.	5,258	552,879
Qurate Retail, Inc.(1)	26,530	223,648
Ralph Lauren Corp. – Class A	3,457	405,230
Royal Caribbean Cruises Ltd.	436,830	58,321,173
SeaWorld Entertainment, Inc.(1)	1,759,412	55,790,955
Service Corp. International	8,090	372,383
ServiceMaster Global Holdings, Inc.(1)	8,198	316,935
Six Flags Entertainment Corp.	5,000	225,550

Skechers U.S.A., Inc. – Class A(1)	5,831	251,841
Tapestry, Inc.	19,482	525,430
Target Corp.	33,488	4,293,496
Thor Industries, Inc.	3,662	272,050
Tiffany & Co.	8,549	1,142,574
TJX Companies, Inc.	1,583,780	96,705,607
Toll Brothers, Inc.	9,441	373,014
Under Armour, Inc. – Class A(1)	4,637	100,159
Under Armour, Inc. – Class C(1)	4,828	92,601
Urban Outfitters, Inc.(1)	4,935	137,045
Vail Resorts, Inc.	313	75,067
VF Corp.	421,873	42,043,863
Whirlpool Corp.	4,355	642,493
Williams-Sonoma, Inc.	4,565	335,254
Wyndham Destinations, Inc.	6,498	335,882
Wyndham Hotels & Resorts, Inc.	4,808	301,990
Wynn Resorts Ltd.	1,158	160,811
Yum China Holdings, Inc.	4,864	233,521
Yum! Brands, Inc.	2,365	238,226

Total Consumer Discretionary		1,279,233,980

Consumer Staples – 7.56%
Altria Group, Inc.	1,443,910	72,065,548
Archer-Daniels-Midland Co.	39,337	1,823,270
Beyond Meat Inc.(1)	3,368	254,621
Brown-Forman Corp. – Class A	193	12,115
Brown-Forman Corp. – Class B	870	58,812
Bunge Ltd.	9,719	559,328
Campbell Soup Co.	5,007	247,446
Casey’s General Stores, Inc.	1,953	310,507
Clorox Co.	1,615	247,967
Coca-Cola Co.	2,123,287	117,523,935
Coca-Cola European Partners Plc	970,989	49,403,920
Colgate-Palmolive Co.	1,202,480	82,778,723
Conagra Brands, Inc.	33,861	1,159,401
Constellation Brands, Inc. – Class A	11,189	2,123,113
Costco Wholesale Corp.	179,307	52,701,913
Coty, Inc. – Class A	19,991	224,899
Diageo Plc – ADR	411,280	69,267,778
Energizer Holdings, Inc.	4,339	217,905
Flowers Foods, Inc.	13,513	293,773
General Mills, Inc.	42,294	2,265,267
Grocery Outlet Holding Corp.(1)	2,064	66,977
Hain Celestial Group, Inc.(1)	6,330	164,295
Herbalife Nutrition Ltd.(1)	6,026	287,259
Hershey Co.	1,270	186,665
Hormel Foods Corp.	19,505	879,870
Ingredion, Inc.	4,747	441,234
Kellogg Co.	10,695	739,666
Keurig Dr Pepper, Inc.	14,475	419,051
Kimberly-Clark Corp.	24,263	3,337,376
Kraft Heinz Co.	44,150	1,418,539
Kroger Co.	56,168	1,628,310
Lamb Weston Holdings, Inc.	7,629	656,323
McCormick & Co., Inc.	3,064	520,053
Molson Coors Brewing Co. – Class B	12,257	660,652
Mondelez International, Inc. – Class A	100,995	5,562,805
Nu Skin Enterprises, Inc. – Class A	3,798	155,642
PepsiCo, Inc.	562,601	76,890,679
Philip Morris International, Inc.	697,866	59,381,418
Pilgrim’s Pride Corp.(1)	2,365	77,371

Post Holdings, Inc.(1)	2,477	270,241
Procter & Gamble Co.	768,777	96,020,247
Seaboard Corp.	18	76,510
Spectrum Brands Holdings, Inc.	2,897	186,248
Sprouts Farmers Market, Inc.(1)	4,409	85,314
Swedish Match AB	891,162	45,909,745
Swedish Match AB – ADR	313,132	8,044,361
The J.M. Smucker Co.	7,709	802,738
TreeHouse Foods, Inc.(1)	3,231	156,703
Tyson Foods, Inc. – Class A	20,315	1,849,478
US Foods Holding Corp.(1)	15,370	643,849
Walgreens Boots Alliance, Inc.	53,480	3,153,181
Walmart, Inc.	99,527	11,827,789

Total Consumer Staples		776,040,830

Energy – 5.33%
Antero Midstream Corp.	18,822	142,859
Antero Resources Corp.(1)	20,854	59,434
Apache Corp.	26,472	677,418
Apergy Corp.(1)	5,469	184,743
Baker Hughes a GE Co. – Class A	45,974	1,178,314
Cabot Oil & Gas Corp.	10,651	185,434
Centennial Resource Development, Inc. – Class A(1)	12,973	59,935
Cheniere Energy, Inc.(1)	7,002	427,612
Chesapeake Energy Corp.(1)	90,155	74,432
Chevron Corp.	510,283	61,494,204
Cimarex Energy Co.	7,143	374,936
Concho Resources, Inc.	13,960	1,222,477
ConocoPhillips	77,915	5,066,812
Continental Resources, Inc.	6,121	209,950
Devon Energy Corp.	1,131,412	29,382,770
Diamondback Energy, Inc.	8,929	829,147
EOG Resources, Inc.	1,020,615	85,486,712
EQT Corp.	17,622	192,080
Equitrans Midstream Corp.	12,853	171,716
Exxon Mobil Corp.	913,738	63,760,638
Halliburton Co.	61,593	1,507,181
Helmerich & Payne, Inc.	7,633	346,767
Hess Corp.	928,285	62,018,721
HollyFrontier Corp.	10,742	544,727
Kinder Morgan, Inc.	137,745	2,916,062
Kosmos Energy Ltd.	10,438,784	59,501,069
Marathon Oil Corp.	56,400	765,912
Marathon Petroleum Corp.	45,620	2,748,605
Murphy Oil Corp.	10,677	286,144
National Oilwell Varco, Inc.	27,151	680,132
Noble Energy, Inc.	33,294	827,023
Occidental Petroleum Corp.	63,214	2,605,049
ONEOK, Inc.	19,803	1,498,493
Parsley Energy, Inc. – Class A	1,959,935	37,062,371
Patterson-UTI Energy, Inc.	13,866	145,593
PBF Energy, Inc. – Class A	8,261	259,148
Phillips 66	524,448	58,428,752
Pioneer Natural Resources Co.	6,749	1,021,596
Range Resources Corp.	15,058	73,031
Schlumberger Ltd.	98,315	3,952,263
Targa Resources Corp.	16,100	657,363
Transocean Ltd.(1)	40,335	277,505
Valero Energy Corp.	591,094	55,355,953
Williams Cos, Inc.	85,667	2,032,021
WPX Energy, Inc.(1)	29,999	412,186

Total Energy		547,105,290

Financials – 18.48%
Affiliated Managers Group, Inc.	3,604	305,403
Aflac, Inc.	51,517	2,725,249
AGNC Investment Corp.	38,494	680,574
Alleghany Corp.(1)	881	704,421
Allstate Corp.	22,974	2,583,426
Ally Financial, Inc.	26,793	818,794
American Express Co.	1,084,237	134,976,664
American Financial Group, Inc.	5,210	571,277
American International Group, Inc.	1,058,092	54,311,862
American National Insurance Co.	529	62,253
Ameriprise Financial, Inc.	7,728	1,287,330
Annaly Capital Management, Inc.	102,168	962,423
Arch Capital Group Ltd.(1)	23,238	996,678
Arthur J. Gallagher & Co.	10,169	968,394
Associated Banc-Corp.	11,088	244,380
Assurant, Inc.	4,326	567,052
Assured Guaranty Ltd.	6,722	329,512
Athene Holding Ltd. – Class A(1)	6,095	286,648
AXA Equitable Holdings, Inc.	29,205	723,700
Axis Capital Holdings Ltd.	5,309	315,567
Bank of America Corp.	576,612	20,308,275
Bank of Hawaii Corp.	2,795	265,972
Bank of New York Mellon Corp.	1,016,462	51,158,533
Bank OZK	8,546	260,696
BankUnited, Inc.	6,488	237,201
Berkshire Hathaway, Inc. – Class B(1)	883,822	200,185,683
BGC Partners, Inc. – Class A	20,213	120,065
BlackRock, Inc. – Class A	124,387	62,529,345
BOK Financial Corp.	2,233	195,164
Brighthouse Financial, Inc.(1)	7,971	312,702
Brown & Brown, Inc.	15,637	617,349
Capital One Financial Corp.	32,995	3,395,516
CBOE Global Markets, Inc.	5,863	703,560
Charles Schwab Corp.	32,691	1,554,784
Chimera Investment Corp.	12,900	265,224
Chubb Ltd.	1,340,786	208,706,749
Cincinnati Financial Corp.	10,683	1,123,317
CIT Group, Inc.	6,051	276,107
Citigroup, Inc.	1,488,531	118,918,742
Citizens Financial Group, Inc.	30,849	1,252,778
CME Group, Inc. – Class A	25,102	5,038,473
CNA Financial Corp.	1,914	85,766
Comerica, Inc.	9,559	685,858
Commerce Bancshares, Inc.	7,394	502,348
Credit Acceptance Corp.(1)	77	34,059
Cullen/Frost Bankers, Inc.	4,014	392,489
Discover Financial Services	14,365	1,218,439
E*TRADE Financial Corp.	2,051,461	93,074,786
East West Bancorp, Inc.	10,267	500,003
Eaton Vance Corp.	7,935	370,485
Erie Indemnity Co. – Class A	580	96,280
Evercore, Inc. – Class A	1,782	133,222
Everest Re Group Ltd.	1,975	546,759
Fidelity National Financial, Inc.	1,016,480	46,097,368
Fifth Third Bancorp	50,283	1,545,699
First American Financial Corp.	7,725	450,522
First Citizens BancShares, Inc. – Class A	483	257,057
First Hawaiian, Inc.	9,257	267,064

First Horizon National Corp.	22,237	368,245
First Republic Bank	9,556	1,122,352
FNB Corp.	22,442	285,013
Franklin Resources, Inc.	19,876	516,379
Globe Life, Inc.	7,648	804,952
Goldman Sachs Group, Inc.	296,812	68,245,983
Hanover Insurance Group, Inc.	2,816	384,863
Hartford Financial Services Group, Inc.	25,291	1,536,934
Huntington Bancshares, Inc.	73,389	1,106,706
Interactive Brokers Group, Inc. – Class A	3,769	175,711
Intercontinental Exchange, Inc.	23,426	2,168,076
Invesco Ltd.	27,901	501,660
Janus Henderson Group Plc	11,142	272,422
Jefferies Financial Group, Inc.	1,845,562	39,439,660
JPMorgan Chase & Co.	764,554	106,578,828
Kemper Corp.	3,672	284,580
KeyCorp	69,815	1,413,056
Lazard Ltd. – Class A	4,508	180,140
Legg Mason, Inc.	5,934	213,090
Lincoln National Corp.	14,005	826,435
Loews Corp.	18,423	967,023
M&T Bank Corp.	9,304	1,579,354
Markel Corp.(1)	873	997,987
Marsh & McLennan Companies, Inc.	729,111	81,230,257
Mercury General Corp.	1,998	97,363
MetLife, Inc.	55,229	2,815,022
MFA Financial, Inc.	31,164	238,405
MGIC Investment Corp.	25,245	357,722
Morgan Stanley	82,554	4,220,161
Nasdaq, Inc.	8,132	870,937
Navient Corp.	1,659,992	22,708,691
New Residential Investment Corp.	29,318	472,313
New York Community Bancorp, Inc.	4,085,558	49,108,407
Northern Trust Corp.	390,175	41,452,192
Old Republic International Corp.	19,997	447,333
OneMain Holdings, Inc. – Class A	4,535	191,150
PacWest Bancorp	8,173	312,781
People’s United Financial, Inc.	31,147	526,384
Pinnacle Financial Partners, Inc.	5,335	341,440
PNC Financial Services Group, Inc.	499,485	79,732,791
Popular, Inc.	6,786	398,678
Primerica, Inc.	816	106,537
Principal Financial Group, Inc.	19,390	1,066,450
Prosperity Bancshares, Inc.	5,762	414,230
Prudential Financial, Inc.	28,636	2,684,339
Raymond James Financial, Inc.	6,718	600,992
Regions Financial Corp.	68,616	1,177,451
Reinsurance Group of America, Inc. – Class A	4,396	716,812
RenaissanceRe Holdings Ltd.	1,919	376,162
Santander Consumer USA Holdings, Inc.	7,520	175,742
SEI Investments Co.	4,832	316,399
Signature Bank	1,893	258,603
SLM Corp.	3,734,538	33,274,734
Starwood Property Trust, Inc.	19,270	479,052
State Street Corp.	25,729	2,035,164
Sterling Bancorp	14,183	298,978
SVB Financial Group(1)	3,371	846,256
Synchrony Financial	2,272,527	81,833,697
Synovus Financial Corp.	9,181	359,895
T Rowe Price Group, Inc.	11,445	1,394,459

TCF Financial Corp.	10,757	503,428
TD Ameritrade Holding Corp.	2,472	122,858
Texas Capital Bancshares, Inc.(1)	3,501	198,752
TFS Financial Corp.	3,623	71,301
The Progressive Corp.	27,702	2,005,348
Travelers Companies, Inc.	15,332	2,099,717
Truist Financial Corp.	1,001,500	56,404,480
Two Harbors Investment Corp.	19,423	283,964
Umpqua Holdings Corp.	15,289	270,615
Unum Group	14,426	420,662
US Bancorp	568,334	33,696,523
Virtu Financial, Inc. – Class A	2,260	36,137
Voya Financial, Inc.	8,842	539,185
Webster Financial Corp.	6,523	348,067
Wells Fargo & Co.	1,184,173	63,708,507
Western Alliance Bancorp	6,163	351,291
White Mountains Insurance Group Ltd.	214	238,719
Willis Towers Watson Plc	308,083	62,214,281
Wintrust Financial Corp.	4,028	285,585
WR Berkley Corp.	10,123	699,499
Zions Bancorp N.A.	11,891	617,381

Total Financials		1,897,129,774

Healthcare – 11.97%
Abbott Laboratories	69,278	6,017,487
Acadia Healthcare Co., Inc.(1)	6,168	204,901
Adaptive Biotechnologies Corp.(1)	438	13,105
Agilent Technologies, Inc.	19,805	1,689,565
Agios Pharmaceuticals, Inc.(1)	3,859	184,267
Alexion Pharmaceuticals, Inc.(1)	3,726	402,967
Alkermes Plc(1)	10,809	220,504
Allergan Plc	383,055	73,228,624
Alnylam Pharmaceuticals, Inc.(1)	1,201	138,319
Amgen, Inc.	189,788	45,752,193
Anthem, Inc.	194,130	58,633,084
Avantor, Inc.(1)	6,545	118,792
Baxter International, Inc.	860,685	71,970,480
Becton Dickinson & Co.	17,379	4,726,567
Biogen, Inc.(1)	8,384	2,487,784
Bio-Rad Laboratories, Inc. – Class A(1)	1,498	554,305
Bluebird Bio, Inc.(1)	3,933	345,121
Bristol Myers Squibb Co.	68,534	4,399,197
Cantel Medical Corp.	1,144	81,110
Cardinal Health, Inc.	20,723	1,048,169
Catalent, Inc.(1)	10,242	576,625
Centene Corp.(1)	4,649	292,283
Change Healthcare, Inc.(1)	1,989	32,600
Cigna Corp.	18,058	3,692,680
Covetrus, Inc.(1)	7,059	93,179
CVS Health Corp.	774,500	57,537,605
Danaher Corp.	494,376	75,876,828
DaVita, Inc.(1)	7,052	529,112
Dentsply Sirona, Inc.	15,650	885,634
Elanco Animal Health, Inc.(1)	26,275	773,799
Encompass Health Corp.	3,360	232,747
Envista Holdings Corp.(1)	982,005	29,106,628
Exelixis, Inc.(1)	12,289	216,532
Fresenius Medical Care AG & Co. KGaA	708,498	52,165,173
Gilead Sciences, Inc.	77,535	5,038,224
HCA Healthcare, Inc.	7,679	1,135,033
Henry Schein, Inc.(1)	9,135	609,487

Hill-Rom Holdings, Inc.	2,230	253,172
Hologic, Inc.(1)	3,586	187,225
Horizon Therapeutics Plc(1)	11,562	418,544
Humana, Inc.	5,356	1,963,081
ICU Medical, Inc.(1)	923	172,712
Integra LifeSciences Holdings Corp.(1)	5,062	295,013
IQVIA Holdings, Inc.(1)	7,156	1,105,674
Jazz Pharmaceuticals Plc(1)	471	70,311
Johnson & Johnson	889,502	129,751,657
Laboratory Corp. of America Holdings(1)	6,413	1,084,887
McKesson Corp.	11,368	1,572,422
MEDNAX, Inc.(1)	5,887	163,600
Medtronic Plc	2,057,135	233,381,966
Merck & Co., Inc.	875,979	79,670,290
Moderna, Inc.(1)	1,375	26,895
Molina Healthcare, Inc.(1)	959	130,127
Mylan NV(1)	36,221	728,042
Nektar Therapeutics – Class A(1)	9,841	212,418
PerkinElmer, Inc.	6,072	589,591
Perrigo Co. Plc	8,931	461,375
Pfizer, Inc.	394,406	15,452,827
Premier, Inc. – Class A(1)	4,398	166,596
QIAGEN NV(1)	15,606	527,483
Quest Diagnostics, Inc.	9,422	1,006,175
Regeneron Pharmaceuticals, Inc.(1)	4,587	1,722,327
Sanofi – ADR	1,534,819	77,047,914
STERIS Plc	5,541	844,559
The Cooper Companies, Inc.	2,959	950,697
Thermo Fisher Scientific, Inc.	8,984	2,918,632
United Therapeutics Corp.(1)	2,990	263,359
UnitedHealth Group, Inc.	581,929	171,075,487
Universal Health Services, Inc. – Class B	5,567	798,642
WellCare Health Plans, Inc.(1)	326	107,648
West Pharmaceutical Services, Inc.	1,255	188,664
Zimmer Biomet Holdings, Inc.	14,473	2,166,319

Total Healthcare		1,228,487,041

Industrials – 14.65%
3M Co.	228,365	40,288,153
Acuity Brands, Inc.	2,016	278,208
ADT, Inc.	8,382	66,469
AECOM(1)	11,020	475,293
AGCO Corp.	4,448	343,608
Air Lease Corp. – Class A	2,089,886	99,311,383
Alaska Air Group, Inc.	4,683	317,273
Allegion Plc	1,627	202,627
AMERCO	614	230,753
American Airlines Group, Inc.	25,183	722,248
AMETEK, Inc.	3,320	331,137
AO Smith Corp.	8,051	383,550
Arconic, Inc.	27,455	844,790
BWX Technologies, Inc.	1,704	105,784
Canadian National Railway Co.	737,866	66,739,980
Carlisle Companies, Inc.	538	87,070
Caterpillar, Inc.	35,054	5,176,775
CH Robinson Worldwide, Inc.	2,232	174,542
Clean Harbors, Inc.(1)	3,687	316,160
Colfax Corp.(1)	6,465	235,197
Copa Holdings SA – Class A	2,171	234,642
Crane Co.	3,589	310,018
CSX Corp.	33,896	2,452,715

Cummins, Inc.	10,612	1,899,123
Curtiss-Wright Corp.	3,018	425,206
Deere & Co.	556,488	96,417,111
Delta Air Lines, Inc.	32,543	1,903,115
Dover Corp.	5,731	660,555
Eaton Corp. Plc	29,237	2,769,329
Emerson Electric Co.	39,476	3,010,440
Equifax, Inc.	1,304	182,716
Expeditors International of Washington, Inc.	3,420	266,828
Fastenal Co.	3,760	138,932
FedEx Corp.	476,212	72,008,016
Flowserve Corp.	7,316	364,117
Fluor Corp.	9,675	182,664
Fortive Corp.	16,229	1,239,733
Fortune Brands Home & Security, Inc.	6,732	439,869
Gardner Denver Holdings, Inc.(1)	9,412	345,232
Gates Industrial Corp. Plc(1)	3,281	45,147
General Dynamics Corp.	449,806	79,323,288
General Electric Co.	6,285,352	70,144,528
GrafTech International Ltd.	4,132	48,014
HD Supply Holdings, Inc.(1)	12,065	485,254
Hexcel Corp.	359	26,318
Honeywell International, Inc.	377,358	66,792,366
Hubbell, Inc. – Class B	1,686	249,225
Huntington Ingalls Industries, Inc.	581	145,761
IAA, Inc.(1)	744	35,013
IDEX Corp.	2,676	460,272
IHS Markit Ltd.(1)	10,313	777,085
Ingersoll-Rand Plc	982	130,527
ITT, Inc.	6,216	459,425
Jacobs Engineering Group, Inc.	908,867	81,643,523
JB Hunt Transport Services, Inc.	421,610	49,235,616
JetBlue Airways Corp.(1)	18,141	339,600
Johnson Controls International Plc	55,164	2,245,726
Kansas City Southern	7,039	1,078,093
KAR Auction Services, Inc.	788	17,171
Kirby Corp.(1)	4,227	378,443
Knight-Swift Transportation Holdings, Inc. – Class A	8,805	315,571
L3Harris Technologies, Inc.	7,762	1,535,867
Landstar System, Inc.	238	27,101
Lennox International, Inc.	196	47,818
Lincoln Electric Holdings, Inc.	218	21,087
Lockheed Martin Corp.	150,669	58,667,495
Lyft, Inc. – Class A(1)	12,062	518,907
Macquarie Infrastructure Corp.	5,092	218,141
ManpowerGroup, Inc.	4,237	411,413
Masco Corp.	20,248	971,702
MSC Industrial Direct Co., Inc. – Class A	3,026	237,450
Nielsen Holdings Plc	1,016,414	20,633,204
Nordson Corp.	387	63,019
Norfolk Southern Corp.	16,028	3,111,516
Northrop Grumman Corp.	139,253	47,898,854
nVent Electric Plc	10,473	267,899
Old Dominion Freight Line, Inc.	2,643	501,589
Oshkosh Corp.	4,815	455,740
Owens Corning	768,327	50,033,454
PACCAR, Inc.	23,940	1,893,654
Parker-Hannifin Corp.	9,037	1,859,995
Pentair Plc	11,825	542,413
Quanta Services, Inc.	7,794	317,294

Raytheon Co.	381,778	83,891,898
Regal Beloit Corp.	2,966	253,919
Republic Services, Inc. – Class A	14,116	1,265,217
Resideo Technologies, Inc.(1)	8,729	104,137
Roper Technologies, Inc.	6,107	2,163,283
Ryder System, Inc.	3,599	195,462
Schneider National, Inc. – Class B	3,914	85,403
Sensata Technologies Holding Plc(1)	6,549	352,795
Snap-on, Inc.	3,864	654,562
Southwest Airlines Co.	13,743	741,847
Spirit AeroSystems Holdings, Inc. – Class A	728,800	53,114,944
Stanley Black & Decker, Inc.	377,172	62,512,487
Stericycle, Inc.(1)	6,337	404,364
Teledyne Technologies, Inc.(1)	2,511	870,162
Textron, Inc.	16,247	724,616
Timken Co.	4,647	261,673
TransDigm Group, Inc.	658	368,480
Trinity Industries, Inc.	7,248	160,543
Uber Technologies, Inc.(1)	59,971	1,783,538
Union Pacific Corp.	486,801	88,008,753
United Continental Holdings, Inc.(1)	12,762	1,124,205
United Parcel Service, Inc. – Class B	489,543	57,305,904
United Rentals, Inc.(1)	1,554	259,161
United Technologies Corp.	880,531	131,868,323
Univar, Inc.(1)	12,175	295,122
Valmont Industries, Inc.	1,489	223,022
WABCO Holdings, Inc.(1)	596	80,758
Wabtec Corp.	850,668	66,181,970
Waste Management, Inc.	6,517	742,677
Watsco, Inc.	2,303	414,885
WESCO International, Inc.(1)	2,965	176,091
Woodward, Inc.	719	85,158
XPO Logistics, Inc.(1)	2,660	212,002

Total Industrials		1,503,380,300

Information Technology – 10.89%
2U, Inc.(1)	2,687	64,461
Accenture Plc – Class A	342,289	72,075,795
Akamai Technologies, Inc.(1)	992	85,689
Alliance Data Systems Corp.	2,492	279,602
Amdocs Ltd.	9,531	688,043
Analog Devices, Inc.	22,455	2,668,552
Apple, Inc.	329,407	96,730,366
Applied Materials, Inc.	30,233	1,845,422
Arrow Electronics, Inc.(1)	5,834	494,373
Autodesk, Inc.(1)	3,541	649,632
Automatic Data Processing, Inc.	276,089	47,073,175
Avnet, Inc.	6,864	291,308
Broadcom, Inc.	228,232	72,125,877
CACI International, Inc. – Class A(1)	1,741	435,233
Cerence, Inc.(1)	2,343	53,022
Ceridian HCM Holding, Inc.(1)	1,295	87,905
Ciena Corp.(1)	11,000	469,590
Cisco Systems, Inc.	1,432,328	68,694,451
Citrix Systems, Inc.	963	106,797
Cognizant Technology Solutions Corp. – Class A	35,818	2,221,432
Coherent, Inc.(1)	1,660	276,141
CommScope Holding Co., Inc.(1)	13,172	186,911
CoreLogic, Inc.(1)	5,251	229,521
Corning, Inc.	37,092	1,079,748
Cree, Inc.(1)	6,955	320,973

Cypress Semiconductor Corp.	25,960	605,647
Dell Technologies, Inc. – Class C(1)	3,845	197,595
Dolby Laboratories, Inc. – Class A	3,768	259,238
DXC Technology Co.	17,876	671,959
Dynatrace, Inc.(1)	490	12,397
EchoStar Corp. – Class A(1)	3,282	142,143
F5 Networks, Inc.(1)	280	39,102
Fidelity National Information Services, Inc.	16,713	2,324,611
First Solar, Inc.(1)	5,891	329,660
FLIR Systems, Inc.	8,737	454,936
Hewlett Packard Enterprise Co.	91,954	1,458,390
HP, Inc.	99,487	2,044,458
Intel Corp.	308,499	18,463,665
International Business Machines Corp.	24,899	3,337,462
IPG Photonics Corp.(1)	2,351	340,707
Jabil, Inc.	8,347	344,982
Jack Henry & Associates, Inc.	637	92,792
Juniper Networks, Inc.	24,064	592,696
Lam Research Corp.	1,259	368,132
Leidos Holdings, Inc.	9,553	935,143
Littelfuse, Inc.	1,710	327,123
LogMeIn, Inc.	3,390	290,659
Marvell Technology Group Ltd.	2,605,330	69,197,565
Maxim Integrated Products, Inc.	11,899	731,907
Medallia, Inc.(1)	331	10,297
Microchip Technology, Inc.	480,752	50,344,349
Micron Technology, Inc.(1)	78,483	4,220,816
Microsoft Corp.	949,905	149,800,019
MKS Instruments, Inc.	3,832	421,558
Motorola Solutions, Inc.	3,177	511,942
National Instruments Corp.	8,741	370,094
NortonLifeLock, Inc.	40,642	1,037,184
Nuance Communications, Inc.(1)	20,356	362,947
NXP Semiconductors NV	738,893	94,031,523
ON Semiconductor Corp.(1)	28,691	699,487
Oracle Corp.	1,555,683	82,420,085
Qorvo, Inc.(1)	8,254	959,362
QUALCOMM, Inc.	609,401	53,767,450
Sabre Corp.	16,166	362,765
Samsung Electronics Co. Ltd.	1,630,524	78,569,867
Skyworks Solutions, Inc.	11,413	1,379,603
SolarWinds Corp.(1)	2,030	37,657
SS&C Technologies Holdings, Inc.	1,520	93,328
SYNNEX Corp.	2,922	376,354
Texas Instruments, Inc.	389,705	49,995,254
Trimble, Inc.(1)	14,664	611,342
VeriSign, Inc.(1)	2,321	447,210
ViaSat, Inc.(1)	3,910	286,192
Visa, Inc. – Class A	378,180	71,060,022
Western Digital Corp.	21,049	1,335,980
Western Union Co.	23,318	624,456
Xerox Corp.	12,886	475,107

Total Information Technology		1,117,409,238

Materials – 5.77%
Air Products & Chemicals, Inc.	314,603	73,928,559
Albemarle Corp.	7,440	543,418
Alcoa Corp.(1)	13,341	286,965
AptarGroup, Inc.	2,706	312,868
Ardagh Group SA – Class A	1,510	29,566
Ashland Global Holdings, Inc.	4,203	321,656

Avery Dennison Corp.	420	54,944
Axalta Coating Systems Ltd.(1)	10,222	310,749
Berry Global Group, Inc.(1)	5,623	267,036
Cabot Corp.	3,946	187,514
Celanese Corp. – Class A	534,770	65,840,882
CF Industries Holdings, Inc.	13,827	660,101
Chemours Co.	11,414	206,479
Corteva, Inc.	1,811,895	53,559,616
Crown Holdings, Inc.(1)	3,943	286,025
Domtar Corp.	3,844	146,995
Dow, Inc.	562,421	30,781,301
DowDuPont, Inc.	859,697	55,192,547
Eagle Materials, Inc.	499	45,239
Eastman Chemical Co.	9,695	768,426
Ecolab, Inc.	300,391	57,972,459
Element Solutions, Inc.(1)	4,062,231	47,446,858
FMC Corp.	9,220	920,340
Freeport-McMoRan, Inc.	102,588	1,345,955
Graphic Packaging Holding Co.	20,979	349,300
Huntsman Corp.	15,671	378,611
International Flavors & Fragrances, Inc.	7,563	975,778
International Paper Co.	27,787	1,279,591
Linde Plc	617,825	131,534,943
LyondellBasell Industries NV – Class A	18,786	1,774,901
Martin Marietta Materials, Inc.	3,037	849,267
Mosaic Co.	24,874	538,273
NewMarket Corp.	31	15,082
Newmont Goldcorp Corp.	57,695	2,506,848
Nucor Corp.	21,573	1,214,129
Nutrien Ltd.	1,079,374	51,712,808
O-I Glass, Inc.	10,795	128,784
Olin Corp.	11,402	196,685
Packaging Corp. of America	6,610	740,254
PPG Industries, Inc.	11,260	1,503,097
Reliance Steel & Aluminum Co.	4,596	550,417
Royal Gold, Inc.	3,174	388,022
RPM International, Inc.	7,507	576,237
Sealed Air Corp.	10,240	407,859
Silgan Holdings, Inc.	5,406	168,019
Sonoco Products Co.	7,052	435,250
Southern Copper Corp.	1,700	72,216
Steel Dynamics, Inc.	14,829	504,779
United States Steel Corp.	12,146	138,586
Valvoline, Inc.	13,062	279,657
Vulcan Materials Co.	743	106,985
Westlake Chemical Corp.	2,446	171,587
Westrock Co.	17,884	767,403

Total Materials		591,681,866

Real Estate – 2.80%
Alexandria Real Estate Equities, Inc.	8,186	1,322,694
American Campus Communities, Inc.	9,666	454,592
American Homes 4 Rent – Class A	10,505	275,336
American Tower Corp.	262,032	60,220,194
Apartment Investment & Management Co. – Class A	10,414	537,883
Apple Hospitality REIT, Inc.	14,593	237,136
AvalonBay Communities, Inc.	9,822	2,059,673
Boston Properties, Inc.	10,928	1,506,534
Brandywine Realty Trust	12,074	190,165
Brixmor Property Group, Inc.	21,012	454,069
Camden Property Trust	6,549	694,849

CBRE Group, Inc. – Class A(1)	14,824	908,563
Colony Capital, Inc.	31,218	148,285
Columbia Property Trust, Inc.	8,009	167,468
CoreSite Realty Corp.	592	66,375
Corporate Office Properties Trust	7,734	227,225
Cousins Properties, Inc.	10,318	425,102
CubeSmart	13,611	428,474
CyrusOne, Inc.	7,899	516,832
Digital Realty Trust, Inc.	14,672	1,756,825
Douglas Emmett, Inc.	11,659	511,830
Duke Realty Corp.	26,316	912,376
Empire State Realty Trust, Inc. – Class A	10,651	148,688
EPR Properties	5,481	387,178
Equity Commonwealth	8,378	275,050
Equity Residential	25,805	2,088,141
Essex Property Trust, Inc.	4,625	1,391,478
Extra Space Storage, Inc.	1,619	170,999
Federal Realty Investment Trust	5,236	674,030
Gaming & Leisure Properties, Inc.	14,242	613,118
Healthcare Trust of America, Inc. – Class A	14,432	437,001
Healthpeak Properties, Inc.	34,805	1,199,728
Highwoods Properties, Inc.	7,273	355,722
Host Hotels & Resorts, Inc.	50,776	941,895
Hudson Pacific Properties, Inc.	10,770	405,491
Invitation Homes, Inc.	37,845	1,134,215
Iron Mountain, Inc.	17,830	568,242
JBG SMITH Properties	8,679	346,205
Jones Lang LaSalle, Inc.	3,216	559,873
Kilroy Realty Corp.	7,477	627,320
Kimco Realty Corp.	28,428	588,744
Liberty Property Trust	837,826	50,311,451
Life Storage, Inc.	3,303	357,649
Macerich Co.	10,136	272,861
Medical Properties Trust, Inc.	36,734	775,455
MGM Growth Properties LLC – Class A	2,016,811	62,460,637
Mid-America Apartment Communities, Inc.	8,043	1,060,550
National Retail Properties, Inc.	12,094	648,480
Omega Healthcare Investors, Inc.	15,559	658,924
Outfront Media, Inc.	8,344	223,786
Paramount Group, Inc.	13,880	193,210
Park Hotels & Resorts, Inc.	16,946	438,393
Prologis, Inc.	44,553	3,971,454
Public Storage	296,724	63,190,343
Rayonier, Inc.	9,277	303,915
Realty Income Corp.	23,230	1,710,425
Regency Centers Corp.	11,755	741,623
Retail Properties of America, Inc. – Class A	15,055	201,737
Service Properties Trust	11,293	274,759
Simon Property Group, Inc.	2,490	370,910
SITE Centers Corp.	9,899	138,784
SL Green Realty Corp.	5,800	532,904
Spirit Realty Capital, Inc.	7,193	353,752
STORE Capital Corp.	15,469	576,066
Sun Communities, Inc.	4,917	738,042
Taubman Centers, Inc.	4,022	125,044
The Howard Hughes Corp.(1)	1,914	242,695
UDR, Inc.	19,453	908,455
Ventas, Inc.	26,315	1,519,428
VEREIT, Inc.	74,236	685,941
VICI Properties, Inc.	32,397	827,743

Vornado Realty Trust	12,138	807,177
Weingarten Realty Investors	8,396	262,291
Welltower, Inc.	28,592	2,338,254
Weyerhaeuser Co.	52,629	1,589,396
WP Carey, Inc.	12,255	980,890

Total Real Estate		287,729,022

Utilities – 2.11%
AES Corp.	46,563	926,604
Alliant Energy Corp.	17,551	960,391
Ameren Corp.	17,327	1,330,714
American Electric Power Co., Inc.	35,147	3,321,743
American Water Works Co., Inc.	12,761	1,567,689
Aqua America, Inc.	15,172	712,174
Atmos Energy Corp.	8,203	917,587
Avangrid, Inc.	3,906	199,831
CenterPoint Energy, Inc.	35,257	961,458
CMS Energy Corp.	20,026	1,258,434
Consolidated Edison, Inc.	23,486	2,124,778
Dominion Energy, Inc.	740,254	61,307,836
DTE Energy Co.	13,298	1,727,011
Duke Energy Corp.	51,734	4,718,658
Edison International	591,873	44,633,143
Entergy Corp.	14,040	1,681,992
Evergy, Inc.	16,190	1,053,807
Eversource Energy	22,867	1,945,296
Exelon Corp.	1,153,054	52,567,732
FirstEnergy Corp.	38,371	1,864,831
Hawaiian Electric Industries, Inc.	7,540	353,324
IDACORP, Inc.	3,586	382,985
MDU Resources Group, Inc.	13,966	414,930
National Fuel Gas Co.	5,666	263,696
NextEra Energy, Inc.	34,603	8,379,462
NiSource, Inc.	26,192	729,185
NRG Energy, Inc.	17,732	704,847
OGE Energy Corp.	14,081	626,182
PG&E Corp.(1)	37,729	410,114
Pinnacle West Capital Corp.	7,898	710,267
PPL Corp.	51,063	1,832,140
Public Service Enterprise Group, Inc.	35,615	2,103,066
Sempra Energy	20,020	3,032,630
Southern Co.	73,821	4,702,398
UGI Corp.	14,694	663,581
Vistra Energy Corp.	29,742	683,768
WEC Energy Group, Inc.	22,264	2,053,409
Xcel Energy, Inc.	37,335	2,370,399

Total Utilities		216,198,092

Total Common Stocks (Cost: $8,017,354,809)		9,958,947,291

SHORT-TERM INVESTMENTS – 2.67%
Money Market Funds – 2.64%
Goldman Sachs Financial Square Government Fund – Class I, 1.50%(2)	271,094,308	271,094,308

Total Money Market Funds (Cost: $271,094,308)		271,094,308

	Principal Amount	Value
Time Deposits – 0.03%
Banco Santander, Frankfurt, 1.81% due 01/02/2020	$1,318,519	1,318,519
BBVA, Madrid, 1.81% due 01/02/2020	2,201,407	2,201,407

Total Time Deposits (Cost: $3,519,926)		3,519,926

Total Short-Term Investments (Cost: $274,614,234)		274,614,234

TOTAL INVESTMENTS IN SECURITIES – 99.70%
(Cost: $8,291,969,043)		10,233,561,525

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.30%		30,312,953

TOTAL NET ASSETS – 100.00%		$10,263,874,478

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

(1)	Non-income producing security or includes securities that are non-income producing.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments

Bridge Builder Large Cap Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$514,551,858	$—	$—	$514,551,858
Consumer Discretionary	1,207,492,849	71,741,131	—	1,279,233,980
Consumer Staples	730,131,085	45,909,745	—	776,040,830
Energy	547,105,290	—	—	547,105,290
Financials	1,897,129,774	—	—	1,897,129,774
Healthcare	1,176,321,868	52,165,173	—	1,228,487,041
Industrials	1,503,380,300	—	—	1,503,380,300
Information Technology	1,038,839,371	78,569,867	—	1,117,409,238
Materials	591,681,866	—	—	591,681,866
Real Estate	287,729,022	—	—	287,729,022
Utilities	216,198,092	—	—	216,198,092
Short-Term Investments
Money Market Funds	271,094,308	—	—	271,094,308
Time Deposits	—	3,519,926	—	3,519,926

Total Assets	$9,981,655,683	$251,905,842	$—	$10,233,561,525

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.01%
Communication Services – 3.09%
Altice USA, Inc. – Class A(1)	20,534	$561,400
AMC Networks, Inc. – Class A(1)	2,853	112,693
Anterix Inc.(1)	4,304	185,976
Bandwidth, Inc. – Class A(1)	5,417	346,959
Boingo Wireless, Inc.(1)	17,595	192,665
Boston Omaha Corp. – Class A(1)	3,077	64,740
Cable One, Inc.	296	440,587
Cardlytics, Inc.(1)	5,777	363,142
Care.com, Inc.(1)	8,163	122,690
Cargurus, Inc. – Class A(1)	30,325	1,066,833
Cars.com, Inc.(1)	3,730	45,581
Central European Media Enterprises Ltd. – Class A(1)	35,643	161,463
Clear Channel Outdoor Holdings, Inc. – Class A(1)	5,058	14,466
Cogent Communications Holdings, Inc.	17,162	1,129,431
Electronic Arts, Inc.(1)	22,735	2,444,240
Entravision Communications Corp. – Class A	4,280	11,214
Eros International Plc(1)	2,333	7,909
Eventbrite, Inc. – Class A(1)	14,798	298,476
EverQuote, Inc. – Class A(1)	3,606	123,866
Fluent, Inc.(1)	15,913	39,782
Fox Corp. – Class A	2,241	83,074
Fox Corp. – Class B	1,117	40,659
Glu Mobile, Inc.(1)	46,866	283,539
Gogo, Inc.(1)	21,992	140,749
Gray Television, Inc.(1)	14,938	320,271
Hemisphere Media Group, Inc. – Class A(1)	6,643	98,649
IDT Corp. – Class B(1)	4,892	35,271
IMAX Corp.(1)	21,103	431,134
InterActiveCorp(1)	26,885	6,697,322
Interpublic Group of Companies, Inc.	2,334	53,915
Iridium Communications, Inc.(1)	205,598	5,065,935
John Wiley & Sons, Inc. – Class A	563,871	27,359,021
Liberty Media Corp.-Liberty Braves – Class A(1)	3,971	117,740
Liberty Media Corp.-Liberty Braves – Class C(1)	14,590	430,989
Liberty TripAdvisor Holdings, Inc. – Class A(1)	29,261	215,068
Live Nation Entertainment, Inc.(1)	619,113	44,248,006
LiveXLive Media, Inc.(1)	13,219	20,423
Loral Space & Communications, Inc.(1)	5,149	166,416
Madison Square Garden Co. – Class A(1)	116	34,126
Match Group, Inc.(1)	3,696	303,479
MDC Partners, Inc. – Class A(1)	22,888	63,629
Meet Group, Inc.(1)	17,540	87,875
Meredith Corp.	16,087	522,345
National CineMedia, Inc.	2,908	21,199
New York Times Co. – Class A	2,088	67,171
Nexstar Media Group, Inc. – Class A	2,338	274,131
Omnicom Group, Inc.	7,770	629,525
Ooma, Inc.(1)	8,200	108,486
ORBCOMM, Inc.(1)	24,080	101,377
Pareteum Corp.(1)	19,683	8,607
Pinterest, Inc. – Class A(1)	561,920	10,474,189
QuinStreet, Inc.(1)	18,665	285,761
Roku, Inc. – Class A(1)	5,815	778,629
Shenandoah Telecommunications Co.	19,442	808,982
Sinclair Broadcast Group, Inc. – Class A	3,901	130,059
Sirius XM Holdings, Inc.	92,468	661,146
Spotify Technology SA(1)	8,030	1,200,887
Take-Two Interactive Software, Inc.(1)	36,458	4,463,553

TechTarget, Inc.(1)	9,360	244,296
Travelzoo(1)	2,215	23,701
TripAdvisor, Inc.	6,421	195,070
TrueCar, Inc.(1)	36,017	171,081
Twitter, Inc.(1)	51,688	1,656,600
ViacomCBS, Inc. – Class A	151	6,775
ViacomCBS, Inc. – Class B	20,369	854,887
Vonage Holdings Corp.(1)	62,167	460,657
World Wrestling Entertainment, Inc. – Class A	3,038	197,075
Yelp, Inc. – Class A(1)	27,690	964,443
Zayo Group Holdings, Inc.(1)	15,299	530,110
Zynga, Inc. – Class A(1)	2,045,940	12,521,153

Total Communication Services		132,393,298

Consumer Discretionary – 11.11%
1-800-Flowers.com, Inc. – Class A(1)	10,055	145,798
Aaron’s, Inc.	123,381	7,046,289
Advance Auto Parts, Inc.	307,150	49,193,144
American Eagle Outfitters, Inc.	57,878	850,807
America’s Car-Mart, Inc.(1)	2,519	276,234
Aptiv Plc	285,658	27,128,940
Asbury Automotive Group, Inc.(1)	7,820	874,198
At Home Group, Inc.(1)	1,173	6,452
AutoZone, Inc.(1)	1,613	1,921,583
Best Buy, Inc.	3,170	278,326
Biglari Holdings, Inc. – Class B(1)	323	36,958
BJ’s Restaurants, Inc.	7,753	294,304
Bloomin’ Brands, Inc.	35,123	775,165
Boot Barn Holdings, Inc.(1)	11,294	502,922
Boyd Gaming Corp.	29,580	885,625
Bright Horizons Family Solutions, Inc.(1)	77,580	11,659,498
Brinker International, Inc.	11,498	482,916
Burlington Stores, Inc.(1)	44,249	10,090,099
Camping World Holdings, Inc. – Class A	13,384	197,280
Canada Goose Holdings, Inc.(1)	42,739	1,548,861
Capri Holdings Ltd.(1)	3,992	152,295
Career Education Corp.(1)	27,810	511,426
CarMax, Inc.(1)	5,261	461,232
Carrols Restaurant Group, Inc.(1)	862	6,077
Carter’s, Inc.	1,341	146,625
Carvana Co. – Class A(1)	3,084	283,882
Cavco Industries, Inc.(1)	3,481	680,118
Centric Brands, Inc.(1)	6,340	13,758
Century Communities, Inc.(1)	4,659	127,424
Cheesecake Factory, Inc.	16,841	654,441
Chegg, Inc.(1)	47,896	1,815,737
Chewy, Inc. – Class A(1)	366,860	10,638,940
Children’s Place, Inc.	6,124	382,873
Chipotle Mexican Grill, Inc. – Class A(1)	1,740	1,456,571
Choice Hotels International, Inc.	990	102,396
Churchill Downs, Inc.	14,217	1,950,572
Chuy’s Holdings, Inc.(1)	1,735	44,971
Clarus Corp.	3,026	41,033
Collectors Universe	3,369	77,655
Columbia Sportswear Co.	1,311	131,349
Core-Mark Holding Co., Inc.	18,286	497,196
Cracker Barrel Old Country Store, Inc.	9,723	1,494,814
Crocs, Inc.(1)	27,945	1,170,616
Darden Restaurants, Inc.	8,347	909,906
Dave & Buster’s Entertainment, Inc.	12,483	501,442

Deckers Outdoor Corp.(1)	11,365	1,919,094
Delphi Technologies Plc(1)	275,017	3,528,468
Denny’s Corp.(1)	17,619	350,266
Designer Brands, Inc. – Class A	9,143	143,911
Dine Brands Global, Inc.	3,808	318,044
Dollar General Corp.	16,566	2,583,965
Dollar Tree, Inc.(1)	8,666	815,037
Domino’s Pizza, Inc.	25,982	7,632,992
Dorman Products, Inc.(1)	10,910	826,105
Drive Shack, Inc.(1)	21,950	80,337
Duluth Holdings, Inc. – Class B(1)	4,363	45,942
Dunkin’ Brands Group, Inc.	5,222	394,470
Eldorado Resorts, Inc.(1)	26,647	1,589,227
Etsy, Inc.(1)	8,000	354,400
Everi Holdings, Inc.(1)	27,719	372,266
Expedia Group, Inc.	236,218	25,544,615
Five Below, Inc.(1)	40,805	5,217,327
Floor & Decor Holdings, Inc. – Class A(1)	102,861	5,226,367
Fox Factory Holding Corp.(1)	77,488	5,390,840
Funko, Inc. – Class A(1)	8,855	151,952
Gentherm, Inc.(1)	184,773	8,202,073
Golden Entertainment, Inc.(1)	3,413	65,598
GoPro, Inc. – Class A(1)	47,613	206,640
Grand Canyon Education, Inc.(1)	34,655	3,319,602
Green Brick Partners, Inc.(1)	748	8,587
Greenlane Holdings, Inc. – Class A(1)	4,966	16,164
Groupon, Inc. – Class A(1)	181,927	434,806
GrubHub, Inc.(1)	6,182	300,692
H&R Block, Inc.	2,082	48,885
Hamilton Beach Brands Holding Co. – Class A	2,726	52,067
Hanesbrands, Inc.	18,799	279,165
Hasbro, Inc.	8,573	905,395
Helen of Troy Ltd.(1)	78,300	14,077,557
Hibbett Sports, Inc.(1)	391	10,964
Hilton Grand Vacations, Inc.(1)	747	25,689
Hilton Worldwide Holdings, Inc.	18,943	2,100,968
Hooker Furniture Corp.	331	8,503
Hudson Ltd. – Class A(1)	526,059	8,069,745
Inspired Entertainment, Inc.(1)	3,493	23,578
Installed Building Products, Inc.(1)	9,161	630,918
iRobot Corp.(1)	11,143	564,170
Jack in the Box, Inc.	1,598	124,692
Johnson Outdoors, Inc. – Class A	1,248	95,722
K12, Inc.(1)	1,250	25,438
KB Home	7,025	240,747
Kontoor Brands, Inc.	4,304	180,725
Kura Sushi USA, Inc. – Class A(1)	704	17,917
L Brands, Inc.	2,458	44,539
La-Z-Boy, Inc.	7,729	243,309
LCI Industries	9,855	1,055,766
Leaf Group Ltd.(1)	5,881	23,524
Legacy Housing Corp.(1)	842	14,011
Lennar Corp. – Class A	7,704	429,806
Lennar Corp. – Class B	467	20,875
LGI Homes, Inc.(1)	8,129	574,314
Lindblad Expeditions Holdings, Inc.(1)	9,259	151,385
Lithia Motors, Inc. – Class A	5,581	820,407
LKQ Corp.(1)	2,914	104,030
Lovesac Co.(1)	3,626	58,197
Lululemon Athletica, Inc.(1)	32,249	7,471,126

Lumber Liquidators Holdings, Inc.(1)	1,985	19,393
Malibu Boats, Inc. – Class A(1)	8,248	337,756
Marine Products Corp.	3,082	44,381
MarineMax, Inc.(1)	483	8,061
Marriott Vacations Worldwide Corp.	3,016	388,340
MasterCraft Boat Holdings, Inc.(1)	7,401	116,566
Mattel, Inc.(1)	15,928	215,824
MercadoLibre, Inc.(1)	62,162	35,552,934
MGM Resorts International	2,920	97,148
Monarch Casino & Resort, Inc.(1)	3,639	176,673
Monro, Inc.	13,206	1,032,709
Murphy USA, Inc.(1)	2,032	237,744
Nathan’s Famous, Inc.	478	33,881
National Vision Holdings, Inc.(1)	196,834	6,383,327
Noodles & Co. – Class A(1)	11,942	66,159
Nordstrom, Inc.	7,445	304,724
Norwegian Cruise Line Holdings Ltd.(1)	2,895	169,097
NVR, Inc.(1)	223	849,275
Ollie’s Bargain Outlet Holdings, Inc.(1)	155,434	10,151,395
O’Reilly Automotive, Inc.(1)	5,067	2,220,663
Overstock.com, Inc.(1)	1,700	11,985
Oxford Industries, Inc.	2,626	198,053
Papa John’s International, Inc.	7,966	503,053
Penn National Gaming, Inc.(1)	4,991	127,570
PetMed Express, Inc.	2,314	54,425
Planet Fitness, Inc. – Class A(1)	5,578	416,565
PlayAGS, Inc.(1)	10,650	129,185
Polaris Industries, Inc.	3,495	355,442
Pool Corp.	50,173	10,655,742
Purple Innovation, Inc. – Class A(1)	882	7,682
Quotient Technology, Inc.(1)	3,041	29,984
RealReal, Inc.(1)	1,760	33,176
Red Rock Resorts, Inc. – Class A	28,238	676,300
Regis Corp.(1)	677	12,098
Rent-A-Center, Inc.	20,038	577,896
RH(1)	1,896	404,796
Ross Stores, Inc.	370,772	43,165,276
Rubicon Project, Inc.(1)	13,281	108,373
Ruth’s Hospitality Group, Inc.	11,184	243,420
Sally Beauty Holdings, Inc.(1)	608,000	11,096,000
Scientific Games Corp.(1)	22,522	603,139
SeaWorld Entertainment, Inc.(1)	19,030	603,441
Select Interior Concepts, Inc. – Class A(1)	2,282	20,515
Service Corp. International	4,346	200,046
ServiceMaster Global Holdings, Inc.(1)	1,482	57,294
Shake Shack, Inc. – Class A(1)	11,733	698,935
Shutterstock, Inc.(1)	7,726	331,291
Six Flags Entertainment Corp.	510	23,006
Skechers U.S.A., Inc. – Class A(1)	3,202	138,294
Skyline Champion Corp.(1)	20,350	645,095
Sleep Number Corp.(1)	10,363	510,274
Sonos, Inc.(1)	28,719	448,591
Standard Motor Products, Inc.	1,826	97,180
Steven Madden Ltd.	278,101	11,961,124
Stitch Fix, Inc. – Class A(1)	14,829	380,512
Stoneridge, Inc.(1)	1,152	33,777
Strategic Education, Inc.	8,626	1,370,671
Sturm Ruger & Co., Inc.	6,201	291,633
Superior Group of Companies, Inc.	1,138	15,409
Tailored Brands, Inc.	18,004	74,537

Target Hospitality Corp.(1)	12,940	64,700
Taylor Morrison Home Corp. – Class A(1)	5,969	130,482
Tempur Sealy International, Inc.(1)	3,117	271,366
Texas Roadhouse, Inc. – Class A	163,782	9,224,202
The Habit Restaurants, Inc. – Class A(1)	2,874	29,976
TopBuild Corp.(1)	13,536	1,395,291
Tractor Supply Co.	279,123	26,081,253
Twin River Worldwide Holdings, Inc.	7,111	182,397
Ulta Beauty, Inc.(1)	120,825	30,585,641
Under Armour, Inc. – Class A(1)	8,514	183,902
Under Armour, Inc. – Class C(1)	8,492	162,877
Universal Electronics, Inc.(1)	4,927	257,485
Vail Resorts, Inc.	2,429	582,547
Waitr Holdings, Inc.(1)	3,833	1,234
Wayfair, Inc. – Class A(1)	4,265	385,428
Wendy’s Co.	12,705	282,178
Williams-Sonoma, Inc.	979	71,898
Wingstop, Inc.	59,060	5,092,744
Winmark Corp.	384	76,147
Winnebago Industries, Inc.	8,825	467,549
Wolverine World Wide, Inc.	15,639	527,660
Wyndham Hotels & Resorts, Inc.	1,919	120,532
Wynn Resorts Ltd.	5,495	763,091
YETI Holdings, Inc.(1)	16,677	580,026
Yum China Holdings, Inc.	19,821	951,606
ZAGG, Inc.(1)	655	5,312

Total Consumer Discretionary		476,178,028

Consumer Staples – 5.66%
22nd Century Group, Inc.(1)	46,166	50,783
B&G Foods, Inc.	2,682	48,088
BellRing Brands, Inc. – Class A(1)	9,485	201,936
BJ’s Wholesale Club Holdings, Inc.(1)	15,461	351,583
Boston Beer Inc. – Class A(1)	3,380	1,277,133
Bridgford Foods Corp.(1)	749	18,568
Brown-Forman Corp. – Class A	2,874	180,401
Brown-Forman Corp. – Class B	195,943	13,245,747
Calavo Growers, Inc.	115,467	10,460,156
Campbell Soup Co.	342,439	16,923,335
Casey’s General Stores, Inc.	118,497	18,839,838
Celsius Holdings, Inc.(1)	11,902	57,487
Church & Dwight Co., Inc.	16,773	1,179,813
Clorox Co.	6,957	1,068,178
Coca-Cola Consolidated, Inc.	1,896	538,559
Craft Brew Alliance, Inc.(1)	363	5,990
elf Beauty, Inc.(1)	1,699	27,405
Flowers Foods, Inc.	509,000	11,065,660
Freshpet, Inc.(1)	13,922	822,651
Grocery Outlet Holding Corp.(1)	375	12,169
Herbalife Nutrition Ltd.(1)	1,048	49,958
Hershey Co.	8,585	1,261,823
HF Foods Group, Inc.(1)	2,968	57,876
Hormel Foods Corp.	281,000	12,675,910
Inter Parfums, Inc.	7,135	518,786
J&J Snack Foods Corp.	6,116	1,126,995
John B Sanfilippo & Son, Inc.	3,486	318,202
Kellogg Co.	6,393	442,140
Lamb Weston Holdings, Inc.	343,553	29,555,865
Lancaster Colony Corp.	5,551	888,715
LifeVantage Corp.(1)	5,709	89,117

Limoneira Co.	1,961	37,710
McCormick & Co., Inc.	82,386	13,983,376
Medifast, Inc.	4,473	490,151
MGP Ingredients, Inc.	5,232	253,490
Molson Coors Brewing Co. – Class B	295,000	15,900,500
Monster Beverage Corp.(1)	60,226	3,827,362
National Beverage Corp.(1)	4,769	243,314
New Age Beverages Corp.(1)	30,446	55,412
Performance Food Group Co.(1)	41,637	2,143,473
Pilgrim’s Pride Corp.(1)	1,227	40,141
Post Holdings, Inc.(1)	1,983	216,345
PriceSmart, Inc.	768	54,543
Primo Water Corp.(1)	14,071	157,947
Revlon, Inc. – Class A(1)	2,416	51,751
Sanderson Farms, Inc.	6,760	1,191,247
Sprouts Farmers Market, Inc.(1)	3,844	74,381
The Chefs’ Warehouse, Inc.(1)	9,863	375,879
The J.M. Smucker Co.	279,000	29,052,270
Tootsie Roll Industries, Inc.	5,821	198,729
TreeHouse Foods, Inc.(1)	278,638	13,513,943
Turning Point Brands, Inc.	3,328	95,181
US Foods Holding Corp.(1)	594,500	24,903,605
USANA Health Sciences, Inc.(1)	5,070	398,249
Vector Group Ltd.	42,141	564,268
WD-40 Co.	57,957	11,251,772
Youngevity International, Inc.(1)	3,882	12,655

Total Consumer Staples		242,448,561

Energy – 0.80%
Altus Midstream Co. – Class A(1)	20,242	57,892
Apergy Corp.(1)	191,184	6,458,196
Ardmore Shipping Corp.(1)	2,471	22,363
Brigham Minerals, Inc. – Class A	4,570	97,981
Cabot Oil & Gas Corp.	160,016	2,785,879
Cactus, Inc. – Class A	19,067	654,379
Cheniere Energy, Inc.(1)	9,034	551,706
Core Laboratories NV	139,817	5,266,906
CVR Energy, Inc.	4,972	201,018
Diamondback Energy, Inc.	2,233	207,356
DMC Global, Inc.	5,693	255,843
Dorian LPG Ltd.(1)	2,166	33,530
Equitrans Midstream Corp.	1,388	18,544
Evolution Petroleum Corp.	9,183	50,231
Falcon Minerals Corp.	2,365	16,697
FTS International, Inc.(1)	5,655	5,881
GasLog Ltd.	11,045	108,131
Golar LNG Ltd.	3,168	45,049
Goodrich Petroleum Corp.(1)	2,717	27,279
Jagged Peak Energy, Inc.(1)	16,510	140,170
Liberty Oilfield Services, Inc. – Class A	6,187	68,799
Matador Resources Co.(1)	4,567	82,069
NextDecade Corp.(1)	4,830	29,656
ONEOK, Inc.	8,910	674,220
Parsley Energy, Inc. – Class A	103,246	1,952,382
Pioneer Natural Resources Co.	74,753	11,315,362
PrimeEnergy Resources Corp.(1)	167	25,260
ProPetro Holding Corp.(1)	18,557	208,766
RigNet, Inc.(1)	5,157	34,036
Ring Energy, Inc.(1)	9,618	25,392
Rosehill Resources, Inc. – Class A(1)	3,749	4,799

Solaris Oilfield Infrastructure, Inc. – Class A	12,550	175,700
SRC Energy, Inc.(1)	511,900	2,109,028
Tellurian, Inc.(1)	37,955	276,312
U.S. Well Services, Inc.(1)	6,016	11,370
Uranium Energy Corp.(1)	71,631	65,843

Total Energy		34,064,025

Financials – 9.20%
Alerus Financial Corp.	490	11,196
Alleghany Corp.(1)	102	81,556
Ameriprise Financial, Inc.	1,179	196,398
Ameris Bancorp	3,879	165,013
Arch Capital Group Ltd.(1)	3,574	153,289
Ares Management Corp. – Class A	28,981	1,034,332
Argo Group International Holdings Ltd.	192,060	12,627,945
Arthur J. Gallagher & Co.	332,596	31,673,117
Artisan Partners Asset Management, Inc. – Class A	10,891	351,997
Assetmark Financial Holdings, Inc.(1)	2,657	77,106
Athene Holding Ltd. – Class A(1)	3,987	187,509
Atlantic Capital Bancshares, Inc.(1)	665	12,203
Axis Capital Holdings Ltd.	571	33,940
Axos Financial, Inc.(1)	14,849	449,628
Bank First Corp.	2,214	155,002
Bank of NT Butterfield & Son Ltd.	7,452	275,873
Bank7 Corp.	211	4,001
Baycom Corp.(1)	1,580	35,929
Blucora, Inc.(1)	14,205	371,319
Brown & Brown, Inc.	833	32,887
BRP Group, Inc. – Class A(1)	2,532	40,639
Bryn Mawr Bank Corp.	112,335	4,632,695
Cambridge Bancorp	464	37,190
Camden National Corp.	108,054	4,976,967
CBOE Global Markets, Inc.	1,851	222,120
Century Bancorp, Inc. – Class A	177	15,923
CIT Group, Inc.	501	22,861
City Holding Co.	549	44,991
CNB Financial Corporation, Inc.	342	11,177
Coastal Financial Corp.(1)	2,006	33,039
Cohen & Steers, Inc.	161,601	10,142,079
Columbia Banking System, Inc.	449,775	18,299,096
Comerica, Inc.	559	40,108
Commerce Bancshares, Inc.	200,000	13,588,000
Cowen, Inc. – Class A(1)	5,355	84,341
Crawford & Co. – Class A	5,627	64,542
Credit Acceptance Corp.(1)	627	277,341
CrossFirst Bankshares, Inc.(1)	543	7,830
Cullen/Frost Bankers, Inc.	200,000	19,556,000
Curo Group Holdings Corp.(1)	6,309	76,844
Diamond Hill Investment Group, Inc.	1,111	156,051
Discover Financial Services	7,470	633,605
E*TRADE Financial Corp.	2,825	128,170
Eagle Bancorp, Inc.	729	35,451
eHealth, Inc.(1)	9,219	885,761
Elevate Credit, Inc.(1)	6,539	29,099
Enova International, Inc.(1)	8,678	208,793
Enstar Group Ltd.(1)	791	163,626
Entegra Financial Corp.(1)	304	9,169
Erie Indemnity Co. – Class A	1,112	184,592
Esquire Financial Holdings, Inc.(1)	957	24,949
Essent Group Ltd.	19,834	1,031,170

Evercore, Inc. – Class A	981	73,340
Everest Re Group Ltd.	150,461	41,653,623
FactSet Research Systems, Inc.	2,540	681,482
FB Financial Corp.	3,413	135,121
Federal Agricultural Mortgage Corp. – Class C	1,112	92,852
Federated Investors, Inc. – Class B	39,004	1,271,140
FedNat Holding Co.	2,547	42,357
Fidelity D&D Bancorp, Inc.	433	26,937
First Capital, Inc.	88	6,424
First Financial Bankshares, Inc.	52,625	1,847,137
First Financial Corp.	464	21,214
First Foundation, Inc.	5,149	89,593
First Republic Bank	205,681	24,157,233
FirstCash, Inc.	78,262	6,310,265
Focus Financial Partners, Inc. – Class A(1)	12,390	365,133
FS Bancorp, Inc.	184	11,737
GAMCO Investors, Inc. – Class A	1,869	36,427
Glacier Bancorp, Inc.	5,080	233,629
Global Indemnity Ltd.	721	21,363
Goosehead Insurance, Inc. – Class A	4,597	194,913
Great Western Bancorp, Inc.	259,169	9,003,531
Green Dot Corp. – Class A(1)	16,206	377,600
Greene County Bancorp, Inc.	1,078	31,036
Greenhill & Co., Inc.	6,274	107,160
GWG Holdings, Inc.(1)	414	4,065
Hamilton Lane, Inc. – Class A	8,933	532,407
Hanmi Financial Corp.	645	12,897
HarborOne Bancorp, Inc.(1)	4,815	52,917
HBT Financial, Inc.(1)	478	9,077
Health Insurance Innovations, Inc. – Class A(1)	3,964	76,466
Heritage Commerce Corp.	2,520	32,332
Heritage Insurance Holdings, Inc.	1,110	14,707
Hingham Institution for Savings	264	55,493
HomeTrust Bancshares, Inc.	1,986	53,284
Houlihan Lokey, Inc. – Class A	253,125	12,370,219
Independent Bank Corp.	1,207	100,483
Independent Bank Corp. MI	2,376	53,816
Independent Bank Group, Inc.	3,581	198,531
Interactive Brokers Group, Inc. – Class A	1,344	62,657
Investar Holding Corp.	1,218	29,232
Investors Title Co.	86	13,691
James River Group Holdings Ltd.	5,595	230,570
Kearny Financial Corp.	10,286	142,255
Kemper Corp.	760	58,900
Kinsale Capital Group, Inc.	8,240	837,678
Ladenburg Thalmann Financial Services, Inc.	44,389	154,474
Lakeland Financial Corp.	7,483	366,143
Lazard Ltd. – Class A	2,675	106,893
LendingTree, Inc.(1)	520	157,789
LPL Financial Holdings, Inc.	5,469	504,515
Malvern Bancorp, Inc.(1)	592	13,669
Markel Corp.(1)	80	91,454
MarketAxess Holdings, Inc.	21,570	8,177,403
Marlin Business Services Corp.	1,166	25,629
MBIA, Inc.(1)	2,873	26,719
Meridian Bancorp, Inc.	2,876	57,779
Meta Financial Group, Inc.	8,284	302,449
Metrocity Bankshares, Inc.	501	8,772
Midland States Bancorp, Inc.	993	28,757
Moelis & Co. – Class A	15,618	498,527

Morningstar, Inc.	47,318	7,159,687
Mr Cooper Group, Inc.(1)	14,805	185,211
MSCI, Inc. – Class A	5,580	1,440,644
National Bank Holdings Corp. – Class A	3,885	136,830
National General Holdings Corp.	16,427	363,037
NMI Holdings, Inc. – Class A(1)	26,296	872,501
Northeast Bank	244	5,366
Northern Trust Corp.	275,000	29,216,000
Oak Valley Bancorp	225	4,378
OceanFirst Financial Corp.	1,437	36,701
Oportun Financial Corp.(1)	1,311	31,202
Palomar Holdings, Inc. – Class A(1)	64,039	3,233,329
PCSB Financial Corp.	782	15,835
People’s Utah Bancorp	548	16,506
Pioneer Bancorp, Inc.(1)	435	6,660
PJT Partners, Inc. – Class A	5,472	246,951
PRA Group, Inc.(1)	156,113	5,666,902
Preferred Bank Los Angeles	1,739	104,496
Primerica, Inc.	2,035	265,690
ProSight Global, Inc.(1)	1,403	22,630
Prosperity Bancshares, Inc.	215,682	15,505,379
Provident Bancorp, Inc.(1)	293	3,648
Pzena Investment Management, Inc. – Class A	7,045	60,728
Raymond James Financial, Inc.	1,985	177,578
Red River Bancshares, Inc.(1)	79	4,429
Regional Management Corp.(1)	1,770	53,153
Reliant Bancorp, Inc.	377	8,384
RenaissanceRe Holdings Ltd.	1,122	219,934
Richmond Mutual Bancorporation, Inc.(1)	582	9,289
RLI Corp.	16,158	1,454,543
Safeguard Scientifics, Inc.	7,923	86,995
Sculptor Capital Management, Inc. – Class A	3,567	78,831
Seacoast Banking Corp. of Florida(1)	3,316	101,370
SEI Investments Co.	4,161	272,462
Selective Insurance Group, Inc.	10,742	700,271
ServisFirst Bancshares, Inc.	15,852	597,303
Siebert Financial Corp.(1)	3,213	27,792
Signature Bank	1,800	245,898
Silvercrest Asset Management Group, Inc. – Class A	3,414	42,948
South State Corp.	149,515	12,970,426
Southern Missouri Bancorp, Inc.	261	10,012
State Auto Financial Corp.	541	16,782
Stock Yards Bancorp, Inc.	1,721	70,664
SVB Financial Group(1)	77,344	19,416,438
Synchrony Financial	11,898	428,447
Synovus Financial Corp.	744	29,165
T Rowe Price Group, Inc.	4,455	542,797
Texas Capital Bancshares, Inc.(1)	137,668	7,815,412
The Progressive Corp.	274,520	19,872,503
Tradeweb Markets, Inc. – Class A	364,279	16,884,332
TriState Capital Holdings, Inc.(1)	2,491	65,065
Triumph Bancorp, Inc.(1)	4,549	172,953
Trupanion, Inc.(1)	11,635	435,847
UMB Financial Corp.	143,319	9,837,416
Union Bankshares, Inc.	391	14,178
United Community Banks, Inc.	2,341	72,290
United Community Financial Corp.	2,874	33,511
United Fire Group, Inc.	738	32,273
Unity Bancorp, Inc.	290	6,545
Universal Insurance Holdings, Inc.	4,051	113,387

Value Line, Inc.	389	11,246
Veritex Holdings, Inc.	6,148	179,091
Virtu Financial, Inc. – Class A	1,375	21,986
Virtus Investment Partners, Inc.	341	41,507
Voya Financial, Inc.	693	42,259
Walker & Dunlop, Inc.	1,383	89,452
Waterstone Financial, Inc.	950	18,078
West Bancorporation, Inc.	1,469	37,650
Westamerica Bancorporation	1,917	129,915
Western Alliance Bancorp	714	40,698
WisdomTree Investments, Inc.	20,561	99,515
World Acceptance Corp.(1)	1,298	112,147

Total Financials		394,193,833

Healthcare – 20.82%
89bio, Inc.(1)	941	24,739
ABIOMED, Inc.(1)	15,654	2,670,416
Acadia Healthcare Co., Inc.(1)	97,704	3,245,727
ACADIA Pharmaceuticals, Inc.(1)	45,525	1,947,559
Accelerate Diagnostics, Inc.(1)	11,016	186,170
Acceleron Pharma, Inc.(1)	15,042	797,527
Accuray, Inc.(1)	36,299	102,363
AcelRx Pharmaceuticals, Inc.(1)	11,414	24,084
Acer Therapeutics, Inc.(1)	2,660	10,667
Adaptive Biotechnologies Corp.(1)	758	22,679
Addus HomeCare Corp.(1)	5,026	488,628
ADMA Biologics, Inc.(1)	18,272	73,088
Aduro Biotech, Inc.(1)	23,568	27,810
Adverum Biotechnologies, Inc.(1)	21,804	251,182
Aeglea BioTherapeutics, Inc.(1)	1,518	11,598
Aerie Pharmaceuticals, Inc.(1)	17,023	411,446
Affimed NV(1)	24,745	67,801
Agenus, Inc.(1)	43,783	178,197
AgeX Therapeutics, Inc.(1)	7,838	14,265
Agilent Technologies, Inc.	2,066	176,250
Agios Pharmaceuticals, Inc.(1)	396	18,909
Aimmune Therapeutics, Inc.(1)	18,200	609,154
Akcea Therapeutics, Inc.(1)	5,091	86,242
Akero Therapeutics, Inc.(1)	1,473	32,693
Akorn, Inc.(1)	4,867	7,300
Albireo Pharma, Inc.(1)	4,455	113,246
Aldeyra Therapeutics, Inc.(1)	6,712	38,997
Alector, Inc.(1)	12,235	210,809
Alexion Pharmaceuticals, Inc.(1)	164,717	17,814,144
Align Technology, Inc.(1)	44,021	12,283,620
Allakos, Inc.(1)	7,898	753,153
Allogene Therapeutics, Inc.(1)	15,639	406,301
Alnylam Pharmaceuticals, Inc.(1)	6,011	692,287
Alphatec Holdings, Inc.(1)	14,316	101,572
Amedisys, Inc.(1)	12,688	2,117,881
American Renal Associates Holdings, Inc.(1)	2,920	30,280
AmerisourceBergen Corp. – Class A	10,292	875,026
Amicus Therapeutics, Inc.(1)	103,483	1,007,924
AMN Healthcare Services, Inc.(1)	18,653	1,162,268
Amneal Pharmaceuticals, Inc.(1)	47,727	230,044
Amphastar Pharmaceuticals, Inc.(1)	14,560	280,862
AnaptysBio, Inc.(1)	8,312	135,070
Anavex Life Sciences Corp.(1)	17,240	44,652
ANI Pharmaceuticals, Inc.(1)	3,665	226,021
Antares Pharma, Inc.(1)	65,238	306,619

Apellis Pharmaceuticals, Inc.(1)	19,806	606,460
Apollo Medical Holdings, Inc.(1)	2,519	46,375
Applied Therapeutics, Inc.(1)	2,039	55,624
Aprea Therapeutics, Inc.(1)	2,060	94,533
Apyx Medical Corp.(1)	1,864	15,769
Arena Pharmaceuticals, Inc.(1)	16,343	742,299
ArQule, Inc.(1)	41,217	822,691
Arrowhead Pharmaceuticals, Inc.(1)	37,765	2,395,434
Arvinas, Inc.(1)	8,556	351,566
Assembly Biosciences, Inc.(1)	891	18,230
Atara Biotherapeutics, Inc.(1)	20,767	342,032
Athenex, Inc.(1)	27,568	420,963
Athersys, Inc.(1)	52,720	64,846
Atreca, Inc. – Class A(1)	1,993	30,832
AtriCure, Inc.(1)	15,313	497,826
Atrion Corp.	584	438,876
Audentes Therapeutics, Inc.(1)	18,199	1,089,028
Avalon GloboCare Corp.(1)	7,063	13,632
Avantor, Inc.(1)	15,193	275,753
Avid Bioservices, Inc.(1)	21,249	162,980
Avrobio, Inc.(1)	8,319	167,461
Axcella Health Inc.(1)	3,120	12,511
Axogen, Inc.(1)	13,824	247,311
Axonics Modulation Technologies, Inc.(1)	6,346	175,848
Axsome Therapeutics, Inc.(1)	10,192	1,053,445
Baudax Bio, Inc.(1)	3,122	21,604
BeyondSpring, Inc.(1)	5,061	78,446
BioCryst Pharmaceuticals, Inc.(1)	50,786	175,212
BioDelivery Sciences International, Inc.(1)	33,801	213,622
Biohaven Pharmaceutical Holding Co. Ltd.(1)	15,854	863,092
BioLife Solutions, Inc.(1)	3,191	51,630
BioMarin Pharmaceutical, Inc.(1)	316,872	26,791,528
BioSig Technologies, Inc.(1)	6,341	37,539
BioSpecifics Technologies Corp.(1)	2,493	141,951
Bio-Techne Corp.	173,531	38,091,790
BioTelemetry, Inc.(1)	89,021	4,121,672
BioXcel Therapeutics, Inc.(1)	3,243	47,380
Blueprint Medicines Corp.(1)	19,750	1,582,172
Bridgebio Pharma, Inc.(1)	7,230	253,411
Bruker Corp.	6,888	351,081
Cabaletta Bio, Inc.(1)	2,082	29,086
Calithera Biosciences, Inc.(1)	2,926	16,707
Calyxt, Inc.(1)	4,119	28,874
Cantel Medical Corp.	402,548	28,540,653
Cara Therapeutics, Inc.(1)	13,899	223,913
Cardiovascular Systems, Inc.(1)	169,098	8,216,472
CareDx, Inc.(1)	15,735	339,404
CASI Pharmaceuticals, Inc.(1)	18,622	57,542
Castle Biosciences, Inc.(1)	1,264	43,444
Castlight Health, Inc. – Class B(1)	39,750	52,867
Catalent, Inc.(1)	851,457	47,937,029
Catalyst Pharmaceuticals, Inc.(1)	38,976	146,160
Catasys, Inc.(1)	2,851	46,500
Celcuity, Inc.(1)	2,394	25,472
Cellular Biomedicine Group, Inc.(1)	3,572	58,009
CEL-SCI Corp.(1)	9,730	89,029
Centene Corp.(1)	23,218	1,459,716
Centogene NV(1)	787	7,925
Cerecor, Inc.(1)	9,097	49,033
Cerner Corp.	82,663	6,066,638

Cerus Corp.(1)	50,597	213,519
Change Healthcare, Inc.(1)	1,599	26,208
Charles River Laboratories International, Inc.(1)	3,264	498,609
Checkpoint Therapeutics, Inc.(1)	10,003	17,205
Chemed Corp.	1,055	463,419
ChemoCentryx, Inc.(1)	16,466	651,230
Chiasma, Inc.(1)	14,179	70,328
ChromaDex Corp.(1)	17,198	74,123
Clovis Oncology, Inc.(1)	20,374	212,399
Codexis, Inc.(1)	21,317	340,859
Coherus Biosciences, Inc.(1)	10,601	190,871
Collegium Pharmaceutical, Inc.(1)	12,984	267,211
ConforMIS, Inc.(1)	25,333	37,999
CONMED Corp.	136,289	15,241,199
Constellation Pharmaceuticals, Inc.(1)	5,547	261,319
Corbus Pharmaceuticals Holdings, Inc.(1)	24,135	131,777
Corcept Therapeutics, Inc.(1)	38,632	467,447
CorMedix, Inc.(1)	10,517	76,564
Cortexyme, Inc.(1)	3,796	213,107
CorVel Corp.(1)	3,579	312,661
Crinetics Pharmaceuticals, Inc.(1)	4,505	113,030
Cross Country Healthcare, Inc.(1)	2,265	26,319
CryoLife, Inc.(1)	14,716	398,656
CryoPort, Inc.(1)	12,754	209,931
Cue Biopharma, Inc.(1)	8,282	131,477
Cutera, Inc.(1)	5,671	203,079
Cyclerion Therapeutics, Inc.(1)	8,938	24,311
Cymabay Therapeutics, Inc.(1)	27,397	53,698
Cytokinetics, Inc.(1)	20,357	215,988
CytomX Therapeutics, Inc.(1)	18,391	152,829
CytoSorbents Corp.(1)	12,212	47,016
Deciphera Pharmaceuticals, Inc.(1)	7,984	496,924
Denali Therapeutics, Inc.(1)	19,450	338,819
Dentsply Sirona, Inc.	538,000	30,445,420
Dermira, Inc.(1)	18,986	287,828
DexCom, Inc.(1)	38,754	8,477,050
Dicerna Pharmaceuticals, Inc.(1)	20,897	460,361
Dynavax Technologies Corp. – Class A(1)	29,992	171,554
Eagle Pharmaceuticals, Inc.(1)	3,693	221,875
Editas Medicine, Inc.(1)	20,878	618,198
Edwards Lifesciences Corp.(1)	135,000	31,494,150
Eidos Therapeutics, Inc.(1)	4,546	260,895
Eiger Biopharmaceuticals, Inc.(1)	9,624	143,398
Eloxx Pharmaceuticals, Inc.(1)	8,802	64,783
Emergent BioSolutions, Inc.(1)	18,454	995,593
Enanta Pharmaceuticals, Inc.(1)	6,933	428,321
Encompass Health Corp.	3,371	233,509
Endo International Plc(1)	4,718	22,127
Enochian Biosciences, Inc.(1)	2,215	11,119
Ensign Group, Inc.	20,464	928,452
Envista Holdings Corp.(1)	275,322	8,160,544
Epizyme, Inc.(1)	22,912	563,635
Esperion Therapeutics, Inc.(1)	10,277	612,818
Evelo Biosciences, Inc.(1)	1,075	4,364
Evofem Biosciences, Inc.(1)	5,521	34,065
Evolent Health, Inc. – Class A(1)	6,531	59,106
Evolus, Inc.(1)	7,479	91,019
Exact Sciences Corp.(1)	9,512	879,670
Exagen, Inc.(1)	1,083	27,508
Exelixis, Inc.(1)	110,427	1,945,724

EyePoint Pharmaceuticals, Inc.(1)	17,025	26,389
Fate Therapeutics, Inc.(1)	24,475	478,976
FibroGen, Inc.(1)	28,531	1,223,695
Flexion Therapeutics, Inc.(1)	13,661	282,783
Fluidigm Corp.(1)	28,464	99,055
Forty Seven, Inc.(1)	8,979	353,503
Frequency Therapeutics, Inc.(1)	1,838	32,220
Fulcrum Therapeutics, Inc.(1)	1,385	23,046
G1 Therapeutics, Inc.(1)	8,032	212,286
Galectin Therapeutics, Inc.(1)	15,607	44,636
Galera Therapeutics, Inc.(1)	856	11,265
Genesis Healthcare, Inc. – Class A(1)	32,849	53,872
GenMark Diagnostics, Inc.(1)	22,998	110,620
Glaukos Corp.(1)	15,774	859,210
Global Blood Therapeutics, Inc.(1)	23,429	1,862,371
Globus Medical, Inc. – Class A(1)	203,498	11,981,962
GlycoMimetics, Inc.(1)	13,603	71,960
Gossamer Bio, Inc.(1)	9,237	144,374
Gritstone Oncology, Inc.(1)	2,299	20,622
Guardant Health, Inc.(1)	2,468	192,850
Haemonetics Corp.(1)	20,717	2,380,383
Halozyme Therapeutics, Inc.(1)	57,936	1,027,205
Hanger, Inc.(1)	2,351	64,911
Harpoon Therapeutics, Inc.(1)	1,262	18,665
Health Catalyst, Inc.(1)	2,862	99,311
HealthEquity, Inc.(1)	97,766	7,241,528
HealthStream, Inc.(1)	3,918	106,570
Henry Schein, Inc.(1)	1,274	85,001
Heron Therapeutics, Inc.(1)	33,920	797,120
Heska Corp.(1)	2,843	272,757
Hill-Rom Holdings, Inc.	2,387	270,996
HMS Holdings Corp.(1)	157,854	4,672,478
Hologic, Inc.(1)	99,689	5,204,763
Homology Medicines, Inc.(1)	10,032	207,662
Hookipa Pharma Inc.(1)	3,829	46,829
Horizon Therapeutics Plc(1)	1,399	50,644
ICON Plc(1)	42,454	7,311,852
ICU Medical, Inc.(1)	61,039	11,421,618
IDEXX Laboratories, Inc.(1)	142,014	37,084,116
IGM Biosciences, Inc.(1)	1,580	60,293
Illumina, Inc.(1)	10,471	3,473,650
ImmunoGen, Inc.(1)	33,294	169,966
Immunomedics, Inc.(1)	64,133	1,357,054
Incyte Corp.(1)	121,684	10,625,447
Innoviva, Inc.(1)	25,912	366,914
Inogen, Inc.(1)	7,378	504,139
Inovalon Holdings, Inc. – Class A(1)	29,452	554,287
Inovio Pharmaceuticals, Inc.(1)	37,491	123,720
Insmed, Inc.(1)	35,937	858,176
Inspire Medical Systems, Inc.(1)	5,446	404,148
Insulet Corp.(1)	4,022	688,566
Integer Holdings Corp.(1)	9,600	772,128
Integra LifeSciences Holdings Corp.(1)	714,359	41,632,843
Intellia Therapeutics, Inc.(1)	11,231	164,759
Intercept Pharmaceuticals, Inc.(1)	10,176	1,261,010
Intersect ENT, Inc.(1)	12,423	309,333
Intra-Cellular Therapies, Inc.(1)	8,915	305,874
Intrexon Corp.(1)	7,467	40,919
IntriCon Corp.(1)	3,257	58,626
Intuitive Surgical, Inc.(1)	5,856	3,461,774

Invitae Corp.(1)	34,971	564,082
Ionis Pharmaceuticals, Inc.(1)	8,675	524,057
Iovance Biotherapeutics, Inc.(1)	47,400	1,312,032
IQVIA Holdings, Inc.(1)	5,133	793,100
iRadimed Corp.(1)	1,803	42,154
iRhythm Technologies, Inc.(1)	10,697	728,359
Ironwood Pharmaceuticals, Inc. – Class A(1)	62,045	825,819
Jazz Pharmaceuticals Plc(1)	3,329	496,953
Kadmon Holdings, Inc.(1)	63,142	286,033
Kala Pharmaceuticals, Inc.(1)	4,248	15,675
Kaleido BioSciences, Inc.(1)	4,619	23,187
KalVista Pharmaceuticals, Inc.(1)	5,110	91,009
Karuna Therapeutics, Inc.(1)	1,462	110,147
Karyopharm Therapeutics, Inc.(1)	24,048	461,000
Kezar Life Sciences, Inc.(1)	395	1,584
Kindred Biosciences, Inc.(1)	15,083	127,904
Kiniksa Pharmaceuticals Ltd. – Class A(1)	5,257	58,142
Kodiak Sciences, Inc.(1)	9,511	684,316
Krystal Biotech, Inc.(1)	4,218	233,593
Kura Oncology, Inc.(1)	13,773	189,379
La Jolla Pharmaceutical Co.(1)	8,273	32,513
Laboratory Corp. of America Holdings(1)	118,393	20,028,544
Lantheus Holdings, Inc.(1)	15,533	318,582
LeMaitre Vascular, Inc.	5,729	205,958
Lexicon Pharmaceuticals, Inc.(1)	16,684	69,239
LHC Group, Inc.(1)	12,179	1,677,779
Ligand Pharmaceuticals, Inc.(1)	43,872	4,575,411
Liquidia Technologies, Inc.(1)	5,808	24,829
LivaNova Plc(1)	15,496	1,168,863
Livongo Health, Inc.(1)	5,093	127,631
LogicBio Therapeutics, Inc.(1)	3,216	23,155
MacroGenics, Inc.(1)	8,896	96,788
Madrigal Pharmaceuticals, Inc.(1)	3,140	286,085
Magellan Health, Inc.(1)	4,935	386,164
Magenta Therapeutics, Inc.(1)	7,828	118,672
MannKind Corp.(1)	76,091	98,157
Marinus Pharmaceuticals, Inc.(1)	21,158	45,701
Marker Therapeutics, Inc.(1)	10,772	31,023
Masimo Corp.(1)	109,212	17,262,049
McKesson Corp.	1,371	189,637
Medicines Co.(1)	10,140	861,292
MediciNova, Inc.(1)	17,175	115,759
Medpace Holdings, Inc.(1)	11,184	940,127
MEI Pharma, Inc.(1)	29,292	72,644
MeiraGTx Holdings Plc(1)	6,930	138,739
Meridian Bioscience, Inc.	1,346	13,150
Merit Medical Systems, Inc.(1)	21,671	676,569
Mesa Laboratories, Inc.	1,617	403,280
Mettler-Toledo International, Inc.(1)	51,272	40,673,052
Millendo Therapeutics, Inc.(1)	4,062	27,378
Minerva Neurosciences, Inc.(1)	9,897	70,368
Mirati Therapeutics, Inc.(1)	11,019	1,419,908
Mirum Pharmaceuticals, Inc.(1)	839	20,572
MISONIX, Inc.(1)	3,428	63,795
Moderna, Inc.(1)	12,787	250,114
Molecular Templates, Inc.(1)	4,488	62,765
Molina Healthcare, Inc.(1)	3,271	443,842
Momenta Pharmaceuticals, Inc.(1)	39,763	784,524
Morphic Holding, Inc.(1)	1,509	25,894
Mustang Bio, Inc.(1)	11,176	45,598

MyoKardia, Inc.(1)	17,969	1,309,671
Myriad Genetics, Inc.(1)	3,364	91,602
NanoString Technologies, Inc.(1)	12,220	339,960
Natera, Inc.(1)	25,272	851,414
National Research Corp.	4,898	322,974
Natus Medical, Inc.(1)	13,601	448,697
Nektar Therapeutics – Class A(1)	1,729	37,320
Neogen Corp.(1)	68,933	4,498,568
NeoGenomics, Inc.(1)	38,560	1,127,880
Neurocrine Biosciences, Inc.(1)	6,130	658,914
Neuronetics, Inc.(1)	5,216	23,420
Nevro Corp.(1)	12,103	1,422,587
NextCure, Inc.(1)	5,395	303,900
NextGen Healthcare, Inc.(1)	22,127	355,581
NGM Biopharmaceuticals, Inc.(1)	9,352	172,918
Novavax, Inc.(1)	4,379	17,428
Novocure Ltd.(1)	35,136	2,960,911
NuVasive, Inc.(1)	69,947	5,409,701
Ocular Therapeutix, Inc.(1)	16,784	66,297
Odonate Therapeutics, Inc.(1)	4,729	153,456
Omeros Corp.(1)	19,091	268,992
Omnicell, Inc.(1)	145,890	11,922,131
OncoCyte Corp.(1)	7,886	17,743
OPTIMIZERx Corp.(1)	5,803	59,597
Optinose, Inc.(1)	10,116	93,270
Option Care Health, Inc.(1)	5,586	20,836
Organogenesis Holdings, Inc. – Class A(1)	4,411	21,217
Orthofix Medical, Inc.(1)	5,577	257,546
OrthoPediatrics Corp.(1)	3,589	168,647
Oyster Point Pharma, Inc.(1)	1,801	44,016
Pacific Biosciences of California, Inc.(1)	52,379	269,228
Pacira BioSciences, Inc.(1)	118,644	5,374,573
Palatin Technologies, Inc.(1)	92,282	72,183
Paratek Pharmaceuticals, Inc.(1)	13,790	55,574
Pennant Group, Inc.(1)	10,229	338,273
Penumbra, Inc.(1)	28,407	4,666,418
PerkinElmer, Inc.	1,637	158,953
Personalis, Inc.(1)	2,740	29,866
PetIQ, Inc. – Class A(1)	8,106	203,055
Pfenex, Inc.(1)	11,950	131,211
PhaseBio Pharmaceuticals, Inc.(1)	5,927	36,214
Phathom Pharmaceuticals, Inc.(1)	3,424	106,623
Phibro Animal Health Corp. – Class A	7,785	193,302
Phreesia, Inc.(1)	3,389	90,283
Pieris Pharmaceuticals, Inc.(1)	19,369	70,116
Portola Pharmaceuticals, Inc.(1)	30,786	735,170
PRA Health Sciences, Inc.(1)	37,968	4,220,143
Precision BioSciences, Inc.(1)	14,502	201,433
Prestige Consumer Healthcare, Inc.(1)	222,193	8,998,817
Prevail Therapeutics, Inc.(1)	2,265	35,855
Principia Biopharma, Inc.(1)	6,944	380,392
Progenics Pharmaceuticals, Inc.(1)	35,154	178,934
Progyny, Inc.(1)	2,129	58,441
Protagonist Therapeutics, Inc.(1)	4,339	30,590
PTC Therapeutics, Inc.(1)	24,455	1,174,574
Pulse Biosciences, Inc.(1)	4,501	60,358
Puma Biotechnology, Inc.(1)	12,479	109,191
Quanterix Corp.(1)	5,447	128,713
Quidel Corp.(1)	14,352	1,076,831
R1 RCM, Inc.(1)	41,974	544,823

Ra Pharmaceuticals, Inc.(1)	14,075	660,540
Radius Health, Inc.(1)	18,154	365,985
RadNet, Inc.(1)	16,975	344,593
RAPT Therapeutics, Inc.(1)	499	13,777
Reata Pharmaceuticals, Inc. – Class A(1)	3,817	780,309
Recro Pharma, Inc.(1)	8,044	147,447
REGENXBIO, Inc.(1)	13,472	551,948
Repligen Corp.(1)	78,573	7,268,003
Replimune Group, Inc.(1)	5,244	75,251
ResMed, Inc.	46,699	7,236,944
resTORbio, Inc.(1)	252	375
Retrophin, Inc.(1)	16,771	238,148
Revance Therapeutics, Inc.(1)	15,322	248,676
Rhythm Pharmaceuticals, Inc.(1)	11,845	271,961
Rigel Pharmaceuticals, Inc.(1)	61,279	131,137
Rocket Pharmaceuticals, Inc.(1)	12,125	275,965
Rockwell Medical, Inc.(1)	22,881	55,830
Rubius Therapeutics, Inc.(1)	14,158	134,501
Sage Therapeutics, Inc.(1)	3,512	253,531
Sangamo Therapeutics, Inc.(1)	32,620	273,029
Sarepta Therapeutics, Inc.(1)	4,783	617,198
Satsuma Pharmaceuticals, Inc.(1)	1,412	27,788
Savara, Inc.(1)	14,903	66,765
Scholar Rock Holding Corp.(1)	7,161	94,382
Seattle Genetics, Inc.(1)	7,818	893,285
Select Medical Holdings Corp.(1)	44,497	1,038,560
Senseonics Holdings, Inc.(1)	50,261	46,039
Seres Therapeutics, Inc.(1)	15,250	52,613
Shockwave Medical, Inc.(1)	10,279	451,454
SI-BONE, Inc.(1)	6,620	142,330
Sientra, Inc.(1)	13,473	120,449
SIGA Technologies, Inc.(1)	21,911	104,515
Silk Road Medical, Inc.(1)	6,500	262,470
Simulations Plus, Inc.	4,892	142,210
SmileDirectClub, Inc. – Class A(1)	372,190	3,252,941
Solid Biosciences, Inc.(1)	1,265	5,629
Soliton, Inc.(1)	2,412	26,484
Sorrento Therapeutics, Inc.(1)	50,038	169,128
Spectrum Pharmaceuticals, Inc.(1)	41,122	149,684
Spero Therapeutics, Inc.(1)	178	1,711
SpringWorks Therapeutics, Inc.(1)	3,331	128,210
STAAR Surgical Co.(1)	17,939	630,915
Stemline Therapeutics, Inc.(1)	18,741	199,217
STERIS Plc	120,015	18,292,686
Stoke Therapeutics, Inc.(1)	2,981	84,422
Supernus Pharmaceuticals, Inc.(1)	20,041	475,373
Surgery Partners, Inc.(1)	907	14,199
Surmodics, Inc.(1)	5,291	219,206
Sutro Biopharma, Inc.(1)	823	9,053
Syndax Pharmaceuticals, Inc.(1)	8,367	73,462
Syneos Health, Inc. – Class A(1)	469,562	27,927,200
Synthorx, Inc.(1)	3,471	242,588
Syros Pharmaceuticals, Inc.(1)	14,044	97,044
Tabula Rasa HealthCare, Inc.(1)	7,898	384,475
Tactile Systems Technology, Inc.(1)	7,413	500,452
Tandem Diabetes Care, Inc.(1)	72,671	4,331,918
TCR2 Therapeutics, Inc.(1)	469	6,697
Teladoc Health, Inc.(1)	29,225	2,446,717
Teleflex, Inc.	3,129	1,177,881
Tenet Healthcare Corp.(1)	38,912	1,479,823

TG Therapeutics, Inc.(1)	31,130	345,543
The Cooper Companies, Inc.	71,444	22,954,243
The Joint Corp.(1)	5,253	84,783
The Providence Service Corp.(1)	4,711	278,797
TherapeuticsMD, Inc.(1)	79,896	193,348
Theravance Biopharma, Inc.(1)	18,094	468,454
Tocagen, Inc.(1)	8,066	4,301
TransEnterix, Inc.(1)	4,117	6,052
Translate Bio, Inc.(1)	13,989	113,870
TransMedics Group, Inc.(1)	4,941	93,928
Tricida, Inc.(1)	8,811	332,527
Turning Point Therapeutics, Inc.(1)	10,678	665,133
Twist Bioscience Corp.(1)	8,874	186,354
Tyme Technologies, Inc.(1)	24,769	34,677
Ultragenyx Pharmaceutical, Inc.(1)	22,141	945,642
UNITY Biotechnology, Inc.(1)	8,557	61,696
Universal Health Services, Inc. – Class B	120,597	17,300,846
UroGen Pharma Ltd.(1)	7,578	252,878
US Physical Therapy, Inc.	5,083	581,241
Utah Medical Products, Inc.	1,185	127,862
Vanda Pharmaceuticals, Inc.(1)	20,993	344,495
Vapotherm, Inc.(1)	6,046	73,519
Varex Imaging Corp.(1)	6,590	196,448
Varian Medical Systems, Inc.(1)	137,382	19,509,618
VBI Vaccines, Inc.(1)	53,783	74,221
Veeva Systems, Inc. – Class A(1)	142,906	20,101,158
Veracyte, Inc.(1)	19,038	531,541
Vericel Corp.(1)	18,034	313,792
Verrica Pharmaceuticals, Inc.(1)	2,267	36,023
Viela Bio, Inc.(1)	1,742	47,295
ViewRay, Inc.(1)	28,362	119,688
Viking Therapeutics, Inc.(1)	2,397	19,224
Vir Biotechnology, Inc.(1)	2,314	29,099
Vocera Communications, Inc.(1)	12,553	260,600
Voyager Therapeutics, Inc.(1)	9,671	134,910
Waters Corp.(1)	151,342	35,361,058
WaVe Life Sciences Ltd.(1)	7,156	57,355
WellCare Health Plans, Inc.(1)	3,089	1,020,019
West Pharmaceutical Services, Inc.	96,772	14,547,735
Wright Medical Group NV(1)	51,041	1,555,730
X4 Pharmaceuticals, Inc.(1)	5,015	53,661
Xbiotech, Inc.(1)	7,663	143,030
Xencor, Inc.(1)	19,093	656,608
Xeris Pharmaceuticals, Inc.(1)	10,064	70,951
Y-mAbs Therapeutics, Inc.(1)	9,539	298,094
ZIOPHARM Oncology, Inc.(1)	64,768	305,705
Zogenix, Inc.(1)	17,214	897,366
Zynerba Pharmaceuticals, Inc.(1)	9,013	54,439
Zynex, Inc.(1)	6,172	48,574

Total Healthcare		892,414,405

Industrials – 15.85%
AAON, Inc.	136,659	6,752,321
Actuant Corp. – Class A	10,971	285,575
Acuity Brands, Inc.	702	96,876
Advanced Disposal Services, Inc.(1)	27,658	909,118
Advanced Drainage Systems, Inc.	17,504	679,855
Aerojet Rocketdyne Holdings, Inc.(1)	20,775	948,586
Aerovironment, Inc.(1)	8,591	530,408
Air Lease Corp. – Class A	497	23,617

Air Transport Services Group, Inc.(1)	23,593	553,492
Alamo Group, Inc.	3,399	426,744
Alaska Air Group, Inc.	217,787	14,755,069
Albany International Corp. – Class A	45,763	3,474,327
Allegiant Travel Co. – Class A	5,265	916,321
Allegion Plc	4,752	591,814
Allied Motion Technologies, Inc.	2,874	139,389
Allison Transmission Holdings, Inc.	7,467	360,805
Altra Industrial Motion Corp.	314,716	11,395,866
American Airlines Group, Inc.	2,776	79,616
American Superconductor Corp.(1)	2,443	19,178
American Woodmark Corp.(1)	6,813	712,027
AMETEK, Inc.	352,273	35,135,709
AO Smith Corp.	270,778	12,899,864
Apogee Enterprises, Inc.	8,927	290,127
Applied Industrial Technologies, Inc.	15,512	1,034,495
Argan, Inc.	5,066	203,349
Armstrong World Industries, Inc.	3,317	311,698
ASGN, Inc.(1)	18,124	1,286,260
Astronics Corp.(1)	9,249	258,510
Atkore International Group, Inc.(1)	18,903	764,815
Avis Budget Group, Inc.(1)	23,220	748,613
Axon Enterprise, Inc.(1)	82,789	6,066,778
AZZ, Inc.	3,252	149,429
Barnes Group, Inc.	2,263	140,215
Barrett Business Services, Inc.	2,956	267,400
Beacon Roofing Supply, Inc.(1)	214,171	6,849,189
BG Staffing, Inc.	1,765	38,636
Blue Bird Corp.(1)	3,054	69,998
Brady Corp. – Class A	15,883	909,461
Brink’s Co.	20,193	1,831,101
Builders FirstSource, Inc.(1)	43,031	1,093,418
BWX Technologies, Inc.	4,788	297,239
Carlisle Companies, Inc.	3,296	533,425
Casella Waste Systems, Inc. – Class A(1)	18,589	855,652
CECO Environmental Corp.(1)	575	4,404
CH Robinson Worldwide, Inc.	7,002	547,556
Chart Industries, Inc.(1)	14,591	984,747
Cimpress Plc(1)	8,056	1,013,203
Cintas Corp.	5,698	1,533,218
Clarivate Analytics Plc(1)	732,000	12,297,600
Columbus McKinnon Corp.	5,758	230,493
Comfort Systems USA, Inc.	14,676	731,599
Construction Partners, Inc. – Class A(1)	2,723	45,937
Continental Building Products, Inc.(1)	6,677	243,243
Copart, Inc.(1)	315,589	28,699,664
CoStar Group, Inc.(1)	62,374	37,318,364
Covanta Holding Corp.	47,697	707,823
CRA International, Inc.	784	42,704
CSW Industrials, Inc.	6,000	462,000
Cubic Corp.	1,955	124,279
Deluxe Corp.	1,017	50,769
Donaldson Co., Inc.	8,646	498,182
Douglas Dynamics, Inc.	9,043	497,365
Dover Corp.	4,304	496,079
Ducommun, Inc.(1)	776	39,211
Dycom Industries, Inc.(1)	9,778	461,033
EMCOR Group, Inc.	16,936	1,461,577
Energous Corp.(1)	11,203	19,829
Energy Recovery, Inc.(1)	15,524	151,980

EnerSys	11,273	843,559
EnPro Industries, Inc.	719	48,087
Equifax, Inc.	6,906	967,669
ESCO Technologies, Inc.	9,733	900,302
EVI Industries, Inc.(1)	1,813	49,024
Evoqua Water Technologies Corp.(1)	30,281	573,825
Expeditors International of Washington, Inc.	8,324	649,438
Exponent, Inc.	20,929	1,444,310
Fastenal Co.	35,096	1,296,797
Federal Signal Corp.	22,709	732,365
Flowserve Corp.	1,899	94,513
Forrester Research, Inc.(1)	4,349	181,353
Fortive Corp.	482,484	36,856,953
Fortune Brands Home & Security, Inc.	3,025	197,653
Forward Air Corp.	11,424	799,109
Foundation Building Materials, Inc.(1)	2,403	46,498
Franklin Covey Co.(1)	3,921	126,374
Franklin Electric Co., Inc.	17,676	1,013,188
FTI Consulting, Inc.(1)	1,377	152,379
Gencor Industries, Inc.(1)	565	6,594
Generac Holdings, Inc.(1)	24,745	2,489,100
General Finance Corp.(1)	2,297	25,428
GMS, Inc.(1)	7,165	194,028
Gorman-Rupp Co.	1,436	53,850
Graco, Inc.	11,174	581,048
Graham Corp.	286	6,258
Granite Construction, Inc.	2,843	78,666
Great Lakes Dredge & Dock Corp.(1)	21,820	247,221
H&E Equipment Services, Inc.	10,067	336,540
Harsco Corp.(1)	31,488	724,539
Healthcare Services Group, Inc.	405,029	9,850,305
Heartland Express, Inc.	982	20,671
HEICO Corp.	2,645	301,927
HEICO Corp. – Class A	78,225	7,003,484
Heidrick & Struggles International, Inc.	864	28,080
Helios Technologies, Inc.	11,828	546,808
Herc Holdings, Inc.(1)	764	37,390
Heritage-Crystal Clean, Inc.(1)	4,381	137,432
Herman Miller, Inc.	23,835	992,728
Hexcel Corp.	5,353	392,428
Hillenbrand, Inc.	16,612	553,346
HNI Corp.	13,652	511,404
Hubbell, Inc. – Class B	2,026	299,483
Huntington Ingalls Industries, Inc.	2,159	541,650
Huron Consulting Group, Inc.(1)	1,104	75,867
IAA, Inc.(1)	8,205	386,127
ICF International, Inc.	4,551	416,963
IDEX Corp.	354,755	61,017,860
IES Holdings, Inc.(1)	1,603	41,133
IHS Markit Ltd.(1)	62,235	4,689,407
Ingersoll-Rand Plc	15,393	2,046,038
Insperity, Inc.	15,199	1,307,722
Interface, Inc. – Class A	21,059	349,369
JB Hunt Transport Services, Inc.	23,527	2,747,483
JELD-WEN Holding, Inc.(1)	24,287	568,559
JetBlue Airways Corp.(1)	1,717	32,142
John Bean Technologies Corp.	12,617	1,421,431
Kadant, Inc.	4,455	469,290
Kaman Corp.	1,579	104,088
KAR Auction Services, Inc.	7,964	173,536

Kforce, Inc.	8,175	324,547
Kimball International, Inc. – Class B	12,476	257,879
Knoll, Inc.	18,640	470,846
Korn Ferry	22,778	965,787
Kornit Digital Ltd.(1)	96,646	3,308,193
Kratos Defense & Security Solutions, Inc.(1)	270,432	4,870,480
L3Harris Technologies, Inc.	19,824	3,922,575
Landstar System, Inc.	60,889	6,933,430
Lawson Products, Inc.(1)	1,723	89,768
LB Foster Co. – Class A(1)	310	6,008
Lennox International, Inc.	2,164	527,951
Lincoln Electric Holdings, Inc.	3,774	365,059
Lindsay Corp.	1,535	147,345
Luxfer Holdings Plc	10,219	189,154
Lyft, Inc. – Class A(1)	1,395	60,013
Masonite International Corp.(1)	9,435	681,301
MasTec, Inc.(1)	24,279	1,557,741
McGrath RentCorp	6,658	509,603
Mercury Systems, Inc.(1)	86,288	5,963,364
Meritor, Inc.(1)	25,263	661,638
Mesa Air Group, Inc.(1)	3,757	33,588
Middleby Corp.(1)	22,544	2,469,019
Miller Industries, Inc.	314	11,659
Mistras Group, Inc.(1)	1,125	16,054
Mobile Mini, Inc.	5,904	223,821
Moog, Inc. – Class A	11,309	964,997
MRC Global, Inc.(1)	3,047	41,561
MSA Safety, Inc.	14,281	1,804,547
Mueller Industries, Inc.	12,386	393,255
Mueller Water Products, Inc. – Class A	37,676	451,358
MYR Group, Inc.(1)	6,509	212,128
National Presto Industries, Inc.	162	14,319
Nielsen Holdings Plc	3,001	60,920
Nordson Corp.	195,568	31,846,293
NV5 Global, Inc.(1)	4,174	210,578
Old Dominion Freight Line, Inc.	1,864	353,750
Omega Flex, Inc.	1,189	127,568
PAM Transportation Services, Inc.(1)	542	31,279
Parsons Corp.(1)	7,769	320,704
Patrick Industries, Inc.	6,052	317,306
PGT Innovations, Inc.(1)	11,175	166,619
Pitney Bowes, Inc.	30,829	124,241
Plug Power, Inc.(1)	98,870	312,429
Primoris Services Corp.	322,592	7,174,446
Proto Labs, Inc.(1)	56,630	5,750,776
Quanta Services, Inc.	2,150	87,526
Radiant Logistics, Inc.(1)	15,712	87,516
Raven Industries, Inc.	14,474	498,774
RBC Bearings, Inc.(1)	155,962	24,695,023
Republic Services, Inc. – Class A	910	81,563
Resources Connection, Inc.	3,722	60,780
REV Group, Inc.	1,792	21,916
Rexnord Corp.(1)	4,506	146,986
Robert Half International, Inc.	7,713	487,076
Rockwell Automation, Inc.	337,662	68,433,958
Rollins, Inc.	9,550	316,678
Saia, Inc.(1)	6,258	582,745
Scorpio Bulkers, Inc.	4,053	25,818
Sensata Technologies Holding Plc(1)	4,540	244,570
Simpson Manufacturing Co., Inc.	110,019	8,826,824

SiteOne Landscape Supply, Inc.(1)	69,175	6,270,714
Spartan Motors, Inc.	10,003	180,854
Spirit AeroSystems Holdings, Inc. – Class A	6,269	456,885
Spirit Airlines, Inc.(1)	21,815	879,363
SPX Corp.(1)	14,372	731,247
Steelcase, Inc. – Class A	8,610	176,161
Stericycle, Inc.(1)	168,000	10,720,080
Sterling Construction Co., Inc.(1)	2,318	32,637
Sunrun, Inc.(1)	45,796	632,443
Systemax, Inc.	3,731	93,872
Tennant Co.	7,254	565,232
Terex Corp.	19,328	575,588
Tetra Tech, Inc.	22,076	1,902,068
Thermon Group Holdings, Inc.(1)	3,589	96,185
Toro Co.	81,346	6,480,836
TPI Composites, Inc.(1)	11,621	215,105
Transcat, Inc.(1)	2,810	89,527
TransDigm Group, Inc.	2,719	1,522,640
TransUnion	12,762	1,092,555
Trex Co., Inc.(1)	57,326	5,152,461
TriNet Group, Inc.(1)	18,111	1,025,264
Triumph Group, Inc.	4,880	123,318
UniFirst Corp.	53,758	10,858,041
United Continental Holdings, Inc.(1)	3,441	303,118
United Rentals, Inc.(1)	159,497	26,599,315
Universal Forest Products, Inc.	21,300	1,016,010
Universal Logistics Holdings, Inc.	3,321	62,966
Upwork, Inc.(1)	23,162	247,139
US Ecology, Inc.	9,774	566,012
Verisk Analytics, Inc. – Class A	129,588	19,352,672
Viad Corp.	8,101	546,817
Vicor Corp.(1)	7,197	336,244
Vivint Solar, Inc.(1)	17,703	128,524
VSE Corp.	222	8,445
WABCO Holdings, Inc.(1)	2,900	392,950
Wabtec Corp.	3,376	262,653
Watsco, Inc.	42,631	7,679,975
Watts Water Technologies, Inc. – Class A	6,341	632,578
Welbilt, Inc.(1)	573,000	8,944,530
Wesco Aircraft Holdings, Inc.(1)	5,716	62,990
Willdan Group, Inc.(1)	4,060	129,027
Willis Lease Finance Corp.(1)	68	4,006
WillScot Corp. – Class A(1)	14,095	260,617
Woodward, Inc.	3,055	361,834
WW Grainger, Inc.	2,938	994,572
XPO Logistics, Inc.(1)	210,176	16,751,027
Xylem, Inc.	12,221	962,893

Total Industrials		679,453,703

Information Technology – 24.62%
2U, Inc.(1)	1,385	33,226
8x8, Inc.(1)	131,013	2,397,538
A10 Networks, Inc.(1)	20,231	138,987
Acacia Communications, Inc.(1)	15,338	1,040,070
ACI Worldwide, Inc.(1)	46,583	1,764,797
Adesto Technologies Corp.(1)	9,473	80,521
Advanced Energy Industries, Inc.(1)	15,423	1,098,118
Advanced Micro Devices, Inc.(1)	284,228	13,034,696
Agilysys, Inc.(1)	8,424	214,054
Airgain, Inc.(1)	3,756	40,152

Akamai Technologies, Inc.(1)	9,840	849,979
Akoustis Technologies, Inc.(1)	10,188	81,504
Alarm.com Holdings, Inc.(1)	14,823	636,944
Alliance Data Systems Corp.	286	32,089
Altair Engineering, Inc. – Class A(1)	186,609	6,701,129
Alteryx, Inc. – Class A(1)	3,086	308,816
Ambarella, Inc.(1)	5,148	311,763
American Software, Inc. – Class A	6,561	97,628
Amphenol Corp. – Class A	19,827	2,145,876
Anaplan, Inc.(1)	5,786	303,186
ANSYS, Inc.(1)	45,753	11,777,280
Appfolio, Inc. – Class A(1)	6,356	698,842
Appian Corp. – Class A(1)	13,745	525,196
Arista Networks, Inc.(1)	98,386	20,011,712
Aspen Technology, Inc.(1)	329,649	39,864,454
AstroNova, Inc.	2,817	38,649
Atlassian Corp. Plc – Class A(1)	331,795	39,928,210
Avalara, Inc.(1)	3,187	233,448
Avid Technology, Inc.(1)	11,563	99,211
Badger Meter, Inc.	88,500	5,746,305
Benefitfocus, Inc.(1)	11,957	262,337
Black Knight, Inc.(1)	9,736	627,777
Blackbaud, Inc.	311,249	24,775,420
Blackline, Inc.(1)	17,516	903,125
Booz Allen Hamilton Holding Corp. – Class A	9,293	661,011
Bottomline Technologies DE, Inc.(1)	17,530	939,608
Box, Inc. – Class A(1)	58,021	973,592
Brightcove, Inc.(1)	15,527	134,930
Broadridge Financial Solutions, Inc.	7,752	957,682
Brooks Automation, Inc.	24,893	1,044,510
Cabot Microelectronics Corp.	96,151	13,876,512
Cadence Design Systems, Inc.(1)	107,975	7,489,146
Calix, Inc.(1)	9,898	79,184
Cambium Networks Corp.(1)	1,034	9,037
Cardtronics Plc – Class A(1)	11,954	533,746
Casa Systems, Inc.(1)	11,903	48,683
Cass Information Systems, Inc.	5,745	331,716
CDK Global, Inc.	8,241	450,618
CDW Corp.	9,687	1,383,691
Ceridian HCM Holding, Inc.(1)	5,126	347,953
CEVA, Inc.(1)	8,100	218,376
ChannelAdvisor Corp.(1)	10,730	96,999
Cision Ltd.(1)	37,109	369,977
Citrix Systems, Inc.	143,615	15,926,904
Clearfield, Inc.(1)	4,595	64,054
Cloudera, Inc.(1)	6,070	70,594
Coda Octopus Group, Inc.(1)	1,706	14,279
Cognex Corp.	93,641	5,247,642
CommVault Systems, Inc.(1)	16,599	740,979
CoreLogic, Inc.(1)	278	12,151
Cornerstone OnDemand, Inc.(1)	23,015	1,347,528
Corning, Inc.	16,309	474,755
Coupa Software, Inc.(1)	13,784	2,015,910
Cree, Inc.(1)	520	23,998
CSG Systems International, Inc.	13,268	687,017
CyberArk Software Ltd.(1)	27,351	3,188,580
DASAN Zhone Solutions, Inc.(1)	2,875	25,473
Datadog, Inc. – Class A(1)	199,570	7,539,755
Diebold Nixdorf, Inc.(1)	15,913	168,041
Digimarc Corp.(1)	4,456	149,543

Digital Turbine, Inc.(1)	32,004	228,189
Diodes, Inc.(1)	3,954	222,887
DocuSign, Inc. – Class A(1)	72,240	5,353,706
Dolby Laboratories, Inc. – Class A	82,237	5,657,906
Domo, Inc. – Class B(1)	7,089	153,973
Dropbox, Inc. – Class A(1)	14,348	256,973
DSP Group, Inc.(1)	3,296	51,879
Dynatrace, Inc.(1)	3,549	89,790
Ebix, Inc.	9,379	313,352
eGain Corp.(1)	8,032	63,613
Elastic NV(1)	3,099	199,266
Endurance International Group Holdings, Inc.(1)	29,050	136,535
Enphase Energy, Inc.(1)	37,147	970,651
Entegris, Inc.	9,125	457,071
Envestnet, Inc.(1)	107,955	7,516,907
EPAM Systems, Inc.(1)	3,523	747,440
ePlus, Inc.(1)	4,739	399,450
Euronet Worldwide, Inc.(1)	45,784	7,213,727
Everbridge, Inc.(1)	13,476	1,052,206
EVERTEC, Inc.	24,601	837,418
Evo Payments, Inc. – Class A(1)	14,345	378,851
Exela Technologies, Inc.(1)	15,892	6,479
ExlService Holdings, Inc.(1)	220,046	15,284,395
Extreme Networks, Inc.(1)	48,629	358,396
F5 Networks, Inc.(1)	3,830	534,860
Fabrinet(1)	13,583	880,722
Fair Isaac Corp.(1)	1,934	724,631
FARO Technologies, Inc.(1)	6,642	334,425
FireEye, Inc.(1)	13,425	221,915
Fiserv, Inc.(1)	38,367	4,436,376
Fitbit, Inc. – Class A(1)	19,142	125,763
Five9, Inc.(1)	24,195	1,586,708
FleetCor Technologies, Inc.(1)	5,785	1,664,460
FLIR Systems, Inc.	287,851	14,988,402
ForeScout Technologies, Inc.(1)	17,148	562,454
FormFactor, Inc.(1)	2,238	58,121
Fortinet, Inc.(1)	379,468	40,512,004
Gartner, Inc.(1)	5,922	912,580
Genpact Ltd.	12,713	536,107
Global Payments, Inc.	20,275	3,701,404
GoDaddy, Inc. – Class A(1)	11,633	790,113
GTT Communications, Inc.(1)	13,359	151,625
Guidewire Software, Inc.(1)	167,914	18,431,920
Hackett Group, Inc.	8,945	144,372
HubSpot, Inc.(1)	2,753	436,351
I3 Verticals, Inc. – Class A(1)	5,836	164,867
Ichor Holdings Ltd.(1)	2,026	67,405
Ideanomics, Inc.(1)	20,138	17,232
II-VI, Inc.(1)	23,207	781,380
Impinj, Inc.(1)	6,783	175,408
Inphi Corp.(1)	18,184	1,345,980
Insight Enterprises, Inc.(1)	5,201	365,578
Instructure, Inc.(1)	14,002	675,036
Intelligent Systems Corp.(1)	2,748	109,755
InterDigital, Inc.	12,618	687,555
International Money Express, Inc.(1)	7,237	87,134
IPG Photonics Corp.(1)	126,990	18,403,391
Iteris, Inc.(1)	16,305	81,362
Itron, Inc.(1)	13,887	1,165,814
j2 Global, Inc.	18,864	1,767,745

Jabil, Inc.	2,132	88,116
Jack Henry & Associates, Inc.	137,935	20,092,991
Keysight Technologies, Inc.(1)	207,984	21,345,398
Kimball Electronics, Inc.(1)	708	12,425
KLA-Tencor Corp.	10,816	1,927,087
KVH Industries, Inc.(1)	399	4,441
Lam Research Corp.	8,612	2,518,149
Lattice Semiconductor Corp.(1)	51,027	976,657
Limelight Networks, Inc.(1)	17,985	73,379
Littelfuse, Inc.	46,521	8,899,467
LivePerson, Inc.(1)	25,166	931,142
LogMeIn, Inc.	191,077	16,382,942
Majesco(1)	3,125	25,781
Manhattan Associates, Inc.(1)	61,295	4,888,276
Marvell Technology Group Ltd.	878,350	23,328,976
Maxim Integrated Products, Inc.	6,902	424,542
MAXIMUS, Inc.	25,731	1,914,129
MaxLinear, Inc. – Class A(1)	26,783	568,335
Medallia, Inc.(1)	408,836	12,718,888
Microchip Technology, Inc.	62,895	6,586,364
MicroStrategy, Inc. – Class A(1)	3,334	475,528
Mitek Systems, Inc.(1)	10,557	80,761
MobileIron, Inc.(1)	40,117	194,969
Model N, Inc.(1)	13,382	469,307
MongoDB, Inc. – Class A(1)	2,825	371,798
Monolithic Power Systems, Inc.	2,835	504,687
Motorola Solutions, Inc.	8,594	1,384,837
MTS Systems Corp.	2,479	119,066
Napco Security Technologies, Inc.(1)	4,673	137,340
National Instruments Corp.	49,013	2,075,210
NCR Corp.(1)	8,649	304,099
NetApp, Inc.	16,309	1,015,235
New Relic, Inc.(1)	240,345	15,793,070
NIC, Inc.	26,596	594,421
Nice Ltd. – ADR(1)	113,290	17,576,944
nLight, Inc.(1)	13,298	269,683
Novanta, Inc.(1)	13,621	1,204,641
Nutanix, Inc. – Class A(1)	638,486	19,959,072
NVE Corp.	1,792	127,949
Okta, Inc. – Class A(1)	117,120	13,512,134
ON Semiconductor Corp.(1)	98,332	2,397,334
OneSpan, Inc.(1)	9,483	162,349
Onto Innovation, Inc.(1)	4,578	167,280
OSI Systems, Inc.(1)	6,843	689,364
Pagerduty, Inc.(1)	2,861	66,919
Palo Alto Networks, Inc.(1)	240,517	55,619,556
PAR Technology Corp.(1)	4,739	145,677
Paychex, Inc.	21,815	1,855,584
Paycom Software, Inc.(1)	3,353	887,740
Paylocity Holding Corp.(1)	110,479	13,348,073
PaySign, Inc.(1)	12,169	123,515
PDF Solutions, Inc.(1)	919	15,522
Pegasystems, Inc.	2,566	204,382
Perficient, Inc.(1)	12,899	594,257
Perspecta, Inc.	4,079	107,849
Phunware Inc.(1)	12,317	14,657
Ping Identity Holding Corp.(1)	4,661	113,262
Plantronics, Inc.	13,679	373,984
Plexus Corp.(1)	1,570	120,796
Pluralsight, Inc. – Class A(1)	4,213	72,506

Power Integrations, Inc.	48,949	4,841,546
PRGX Global, Inc.(1)	8,242	40,551
Priority Technology Holdings(1)	2,478	6,071
Progress Software Corp.	17,966	746,487
Proofpoint, Inc.(1)	153,561	17,625,732
PROS Holdings, Inc.(1)	65,888	3,948,009
PTC, Inc.(1)	50,772	3,802,315
Pure Storage, Inc. – Class A(1)	1,285,965	22,002,861
Q2 Holdings, Inc.(1)	67,413	5,465,846
QAD, Inc. – Class A	2,470	125,797
Qualys, Inc.(1)	238,246	19,862,569
Rapid7, Inc.(1)	19,957	1,117,991
RealPage, Inc.(1)	5,388	289,605
Rimini Street, Inc.(1)	8,248	32,002
RingCentral, Inc. – Class A(1)	30,655	5,170,579
Rogers Corp.(1)	7,488	933,978
Rosetta Stone, Inc.(1)	1,368	24,816
Sabre Corp.	3,281	73,626
SailPoint Technologies Holding, Inc.(1)	34,626	817,174
Sanmina Corp.(1)	6,433	220,266
Science Applications International Corp.	23,418	2,037,834
SecureWorks Corp. – Class A(1)	391	6,514
Semtech Corp.(1)	129,252	6,837,431
ServiceNow, Inc.(1)	228,230	64,433,894
SharpSpring, Inc.(1)	4,155	47,658
Shopify, Inc. – Class A(1)	17,257	6,861,038
ShotSpotter, Inc.(1)	3,377	86,114
Silicon Laboratories, Inc.(1)	101,125	11,728,478
Skyworks Solutions, Inc.	584	70,594
Smartsheet, Inc. – Class A(1)	5,898	264,938
SolarWinds Corp.(1)	827	15,341
Sonim Technologies, Inc.(1)	4,431	16,085
Splunk, Inc.(1)	467,857	70,070,943
SPS Commerce, Inc.(1)	211,774	11,736,515
Square, Inc. – Class A(1)	78,652	4,920,469
SS&C Technologies Holdings, Inc.	13,566	832,952
SVMK, Inc.(1)	35,055	626,433
Switch, Inc. – Class A	3,965	58,761
Synopsys, Inc.(1)	100,139	13,939,349
Telaria, Inc.(1)	17,845	157,214
Telenav, Inc.(1)	6,869	33,383
Tenable Holdings, Inc.(1)	15,240	365,150
Teradata Corp.(1)	7,658	205,005
Teradyne, Inc.	11,354	774,229
Trade Desk, Inc. – Class A(1)	2,662	691,534
Trimble, Inc.(1)	2,912	121,401
TTEC Holdings, Inc.	5,741	227,458
Tucows, Inc. – Class A(1)	3,825	236,309
Twilio, Inc. – Class A(1)	8,336	819,262
Tyler Technologies, Inc.(1)	17,827	5,348,457
Ubiquiti, Inc.	582	109,986
Unisys Corp.(1)	14,391	170,677
Universal Display Corp.	2,891	595,748
Upland Software, Inc.(1)	9,215	329,068
Varonis Systems, Inc.(1)	11,974	930,500
Verint Systems, Inc.(1)	25,424	1,407,473
VeriSign, Inc.(1)	4,840	932,571
Verra Mobility Corp. – Class A(1)	51,747	723,941
Viavi Solutions, Inc.(1)	92,752	1,391,280
VirnetX Holding Corp.(1)	25,238	95,904

Virtusa Corp.(1)	11,625	526,961
Vishay Precision Group, Inc.(1)	3,119	106,046
Western Union Co.	6,295	168,580
WEX, Inc.(1)	25,493	5,339,764
Workday, Inc. – Class A(1)	362,350	59,588,458
Workiva, Inc. – Class A(1)	14,828	623,517
Wrap Technologies, Inc.(1)	3,642	23,272
Xilinx, Inc.	17,315	1,692,888
Xperi Corp.	3,945	72,983
Yext, Inc.(1)	38,227	551,233
Zebra Technologies Corp. – Class A(1)	3,626	926,225
Zendesk, Inc.(1)	7,472	572,579
Zix Corp.(1)	21,585	146,346
Zscaler, Inc.(1)	4,309	200,369
Zuora, Inc. – Class A(1)	35,656	510,951

Total Information Technology		1,055,443,954

Materials – 3.49%
Advanced Emissions Solutions, Inc.	5,733	60,196
AK Steel Holding Corp.(1)	55,604	182,937
Amyris, Inc.(1)	4,190	12,947
AptarGroup, Inc.	243,828	28,191,393
Avery Dennison Corp.	5,290	692,038
Axalta Coating Systems Ltd.(1)	4,314	131,146
Balchem Corp.	40,679	4,134,207
Ball Corp.	21,959	1,420,089
Berry Global Group, Inc.(1)	92,196	4,378,388
Boise Cascade Co.	3,677	134,321
CF Industries Holdings, Inc.	1,467	70,035
Chase Corp.	40,349	4,780,550
Cleveland-Cliffs, Inc.	16,108	135,307
Compass Minerals International, Inc.	13,836	843,443
Crown Holdings, Inc.(1)	5,089	369,156
Eagle Materials, Inc.	2,333	211,510
Element Solutions, Inc.(1)	5,943	69,414
Ferro Corp.(1)	26,884	398,690
Forterra, Inc.(1)	7,522	86,954
GCP Applied Technologies, Inc.(1)	21,847	496,145
Graphic Packaging Holding Co.	739,818	12,317,970
HB Fuller Co.	15,412	794,797
Ingevity Corp.(1)	110,409	9,647,538
Innospec, Inc.	84,604	8,751,438
International Flavors & Fragrances, Inc.	137,000	17,675,740
Kaiser Aluminum Corp.	3,294	365,272
Koppers Holdings, Inc.(1)	5,438	207,840
Kraton Corp.(1)	3,551	89,911
Louisiana-Pacific Corp.	6,652	197,365
Marrone Bio Innovations, Inc.(1)	20,472	20,677
Martin Marietta Materials, Inc.	143,725	40,191,259
Materion Corp.	3,329	197,909
Mayville Engineering Co., Inc.(1)	2,606	24,444
Myers Industries, Inc.	14,459	241,176
Neenah, Inc.	5,596	394,126
NewMarket Corp.	427	207,744
Novagold Resources, Inc.(1)	65,416	586,127
OMNOVA Solutions, Inc.(1)	17,584	177,774
Orion Engineered Carbons SA	16,396	316,443
PolyOne Corp.	29,377	1,080,780
Quaker Chemical Corp.	5,307	873,108
Reliance Steel & Aluminum Co.	41,328	4,949,441

Royal Gold, Inc.	1,401	171,272
RPM International, Inc.	1,424	109,306
Ryerson Holding Corp.(1)	6,120	72,400
Scotts Miracle-Gro Co.	2,678	284,350
Sealed Air Corp.	819	32,621
Sensient Technologies Corp.	9,056	598,511
Stepan Co.	909	93,118
Summit Materials, Inc. – Class A(1)	8,327	199,015
Tronox Holdings Plc – Class A	16,850	192,427
UFP Technologies, Inc.(1)	320	15,875
United States Lime & Minerals, Inc.	55	4,966
US Concrete, Inc.(1)	6,416	267,291
Valhi, Inc.	368	688
Verso Corp. – Class A(1)	841	15,163
Vulcan Materials Co.	8,187	1,178,846
Worthington Industries, Inc.	3,499	147,588
WR Grace & Co.	3,867	270,110

Total Materials		149,761,292

Real Estate – 3.22%
Alexander’s, Inc.	857	283,110
Altisource Portfolio Solutions SA(1)	222	4,291
American Assets Trust, Inc.	19,509	895,463
American Finance Trust, Inc.	2,861	37,937
American Homes 4 Rent – Class A	7,382	193,482
Americold Realty Trust	12,988	455,359
Armada Hoffler Properties, Inc.	6,993	128,322
Bluerock Residential Growth REIT, Inc. – Class A	9,137	110,101
Brookfield Property REIT, Inc. – Class A	4,524	83,445
CareTrust REIT, Inc.	28,607	590,162
CBRE Group, Inc. – Class A(1)	8,374	513,242
Clipper Realty, Inc.	5,733	60,770
Colony Capital, Inc.	1,857	8,821
Community Healthcare Trust, Inc.	4,620	198,013
CoreSite Realty Corp.	59,337	6,652,864
Corporate Office Properties Trust	154,438	4,537,388
Cushman & Wakefield Plc(1)	42,796	874,750
Easterly Government Properties, Inc.	6,858	162,740
EastGroup Properties, Inc.	15,350	2,036,485
Equity LifeStyle Properties, Inc.	11,807	831,095
Essential Properties Realty Trust, Inc.	3,556	88,224
eXp World Holdings, Inc.(1)	8,360	94,719
Extra Space Storage, Inc.	6,910	729,834
First Industrial Realty Trust, Inc.	10,458	434,112
FirstService Corp.	71,018	6,607,515
Four Corners Property Trust, Inc.	27,619	778,580
Gladstone Commercial Corp.	3,920	85,691
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,811	58,278
Hudson Pacific Properties, Inc.	142,704	5,372,806
Innovative Industrial Properties, Inc. – Class A	4,572	346,878
Iron Mountain, Inc.	2,154	68,648
iStar, Inc.	17,026	247,047
Jones Lang LaSalle, Inc.	178,107	31,006,648
Kennedy-Wilson Holdings, Inc.	25,213	562,250
Lamar Advertising Co. – Class A	5,816	519,136
LTC Properties, Inc.	7,897	353,549
Marcus & Millichap, Inc.(1)	8,100	301,725
Maui Land & Pineapple Co., Inc.(1)	1,513	17,021
Monmouth Real Estate Investment Corp.	5,754	83,318
National Health Investors, Inc.	7,457	607,596

National Storage Affiliates Trust	23,908	803,787
New Senior Investment Group, Inc.	14,713	112,554
Newmark Group, Inc. – Class A	51,836	697,453
NexPoint Residential Trust, Inc.	7,994	359,730
Outfront Media, Inc.	1,489	39,935
Pennsylvania Real Estate Investment Trust	13,528	72,104
PS Business Parks, Inc.	8,096	1,334,788
QTS Realty Trust, Inc. – Class A	23,292	1,264,057
Redfin Corp.(1)	36,286	767,086
RMR Group, Inc. – Class A	6,160	281,142
Ryman Hospitality Properties, Inc.	18,565	1,608,843
Safehold, Inc.	275	11,083
Saul Centers, Inc.	4,390	231,704
SBA Communications Corp. – Class A	186,539	44,954,034
Seritage Growth Properties	1,331	53,346
Sun Communities, Inc.	1,436	215,544
Tanger Factory Outlet Centers, Inc.	36,535	538,161
Terreno Realty Corp.	285,570	15,460,760
The GEO Group, Inc.	48,068	798,410
The Howard Hughes Corp.(1)	844	107,019
UDR, Inc.	1,106	51,650
UMH Properties, Inc.	12,455	195,917
Uniti Group, Inc.	74,858	614,584
Universal Health Realty Income Trust	4,691	550,536

Total Real Estate		138,145,642

Utilities – 0.15%
American States Water Co.	14,833	1,285,131
AquaVenture Holdings Ltd.(1)	908	24,625
Atlantic Power Corp.(1)	26,855	62,572
California Water Service Group	18,342	945,714
Chesapeake Utilities Corp.	6,449	618,008
El Paso Electric Co.	2,767	187,852
Genie Energy Ltd. – Class B	2,570	19,866
Global Water Resources, Inc.	4,877	64,133
MGE Energy, Inc.	5,103	402,218
Middlesex Water Co.	5,657	359,615
New Jersey Resources Corp.	2,414	107,592
Northwest Natural Holding Co.	1,805	133,083
Ormat Technologies, Inc.	5,724	426,552
Otter Tail Corp.	7,003	359,184
Pure Cycle Corp.(1)	6,771	85,247
SJW Group	6,911	491,096
South Jersey Industries, Inc.	5,231	172,518
Southwest Gas Holdings, Inc.	2,450	186,126
Spark Energy, Inc. – Class A	4,695	43,335
Sunnova Energy International, Inc.(1)	1,745	19,474
TerraForm Power, Inc. – Class A	22,799	350,877
York Water Co.	4,731	218,146

Total Utilities		6,562,964

Total Common Stocks (Cost: $3,129,405,615)		4,201,059,705

RIGHTS – 0.00%(2)
Healthcare – 0.00%(2)
Corium International, Inc., expires 03/31/2020 – CVR(1)(4)	7,613	1,370
Oncternal Therapeutics, Inc.(1)(4)	207	382

Total Healthcare		1,752

Materials – 0.00%(2)
A. Schulman, Inc. – CVR(1)(4)	9,002	3,508

Total Materials		3,508

Total Rights (Cost: $0)		5,260

SHORT-TERM INVESTMENTS – 1.95%
Money Market Funds – 1.90%
Goldman Sachs Financial Square Government Fund – Class I, 1.50%(3)	81,363,317	81,363,317

Total Money Market Funds (Cost: $81,363,317)		81,363,317

	Principal Amount	Value
Time Deposits – 0.05%
Banco Santander, Frankfurt, 1.81% due 01/02/2020	$1,533,450	1,533,450
BBVA, Madrid, 1.81% due 01/02/2020	306,393	306,393
Brown Brothers Harriman, 1.81% due 01/02/2020	9,699	9,699
JP Morgan, New York, 1.81% due 01/02/2020	172,883	172,883

Total Time Deposits (Cost: $2,022,425)		2,022,425

Total Short-Term Investments (Cost: $83,385,742)		83,385,742

TOTAL INVESTMENTS IN SECURITIES – 99.96%
(Cost: $3,212,791,357)		4,284,450,707

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.04%		1,684,482

TOTAL NET ASSETS – 100.00%		$4,286,135,189

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

CVR Contingent Value Right

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $5,260, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$132,393,298	$—	$—	$132,393,298
Consumer Discretionary	476,178,028	—	—	476,178,028
Consumer Staples	242,448,561	—	—	242,448,561
Energy	34,064,025	—	—	34,064,025
Financials	394,193,833	—	—	394,193,833
Healthcare	892,414,405	—	—	892,414,405
Industrials	679,453,703	—	—	679,453,703
Information Technology	1,055,443,954	—	—	1,055,443,954
Materials	149,761,292	—	—	149,761,292
Real Estate	138,145,642	—	—	138,145,642
Utilities	6,562,964	—	—	6,562,964
Rights
Healthcare	—	—	1,752	1,752
Materials	—	—	3,508	3,508
Short-Term Investments
Money Market Funds	81,363,317	—	—	81,363,317
Time Deposits	—	2,022,425	—	2,022,425

Total Assets	$4,282,423,022	$2,022,425	$5,260	$4,284,450,707

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.13%
Communication Services – 2.70%
Activision Blizzard, Inc.	166,883	$9,916,188
Altice USA, Inc. – Class A(1)	288,261	7,881,056
AMC Entertainment Holdings, Inc. – Class A	15,110	109,396
AMC Networks, Inc. – Class A(1)	65,900	2,603,050
ATN International, Inc.	3,230	178,910
Bandwidth, Inc. – Class A(1)	776	49,703
Boston Omaha Corp. – Class A(1)	939	19,757
Cable One, Inc.	10,280	15,301,472
Care.com, Inc.(1)	534	8,026
Cars.com, Inc.(1)	17,234	210,599
CenturyLink, Inc.	37,047	489,391
Cincinnati Bell, Inc.(1)	14,127	147,910
Cinemark Holdings, Inc.	170,483	5,770,850
Clear Channel Outdoor Holdings, Inc. – Class A(1)	11,820	33,805
comScore, Inc.(1)	14,090	69,605
Consolidated Communications Holdings, Inc.	20,869	80,972
Cumulus Media, Inc. – Class A(1)	4,176	73,372
Daily Journal Corp.(1)	351	101,937
DHI Group, Inc.(1)	15,174	45,674
Discovery, Inc. – Class A(1)	5,315	174,013
Discovery, Inc. – Class C(1)	11,497	350,544
DISH Network Corp. – Class A(1)	8,848	313,839
Electronic Arts, Inc.(1)	182,965	19,670,567
Emerald Expositions Events, Inc.	7,156	75,496
Entercom Communications Corp. – Class A	36,017	167,119
Entravision Communications Corp. – Class A	14,792	38,755
Eros International Plc(1)	19,685	66,732
EW Scripps Co. – Class A	16,043	252,036
Fluent, Inc.(1)	1,197	2,992
Fox Corp. – Class A	190,888	7,076,218
Fox Corp. – Class B	5,006	182,218
Frontier Communications Corp.(1)	30,939	27,523
Gaia, Inc. – Class A(1)	2,892	23,107
Gannett Co., Inc.	34,681	221,265
GCI Liberty, Inc. – Class A(1)	3,347	237,135
Gray Television, Inc.(1)	15,999	343,019
Hemisphere Media Group, Inc. – Class A(1)	791	11,746
IDT Corp. – Class B(1)	1,228	8,854
IMAX Corp.(1)	97,995	2,002,038
Intelsat SA(1)	19,626	137,971
InterActiveCorp(1)	1,056	263,060
Interpublic Group of Companies, Inc.	11,892	274,705
Iridium Communications, Inc.(1)	29,338	722,888
John Wiley & Sons, Inc. – Class A	1,490	72,295
Lee Enterprises, Inc.(1)	14,754	20,951
Liberty Broadband Corp. – Class A(1)	838	104,381
Liberty Broadband Corp. – Class C(1)	3,590	451,442
Liberty Global Plc – Class C(1)	151,679	3,305,844
Liberty Latin America Ltd. – Class A(1)	13,178	254,335
Liberty Latin America Ltd. – Class C(1)	34,199	665,513
Liberty Media Corp.-Liberty Formula One – Class A(1)	892	39,052
Liberty Media Corp.-Liberty Formula One – Class C(1)	117,074	5,381,306
Liberty Media Corp.-Liberty SiriusXM – Class A(1)	2,870	138,736
Liberty Media Corp.-Liberty SiriusXM – Class C(1)	5,228	251,676
Lions Gate Entertainment Corp. – Class A(1)	1,640	17,482
Lions Gate Entertainment Corp. – Class B(1)	3,895	38,677
Madison Square Garden Co. – Class A(1)	573	168,571
Marchex, Inc. – Class B(1)	10,580	39,992

Marcus Corp.	6,721	213,526
Meet Group, Inc.(1)	8,259	41,378
MSG Networks, Inc. – Class A(1)	12,903	224,512
National CineMedia, Inc.	16,514	120,387
NetEase, Inc. – ADR	19,583	6,004,931
New York Times Co. – Class A	4,489	144,411
News Corp. – Class A	13,073	184,852
News Corp. – Class B	4,133	59,970
Nexstar Media Group, Inc. – Class A	295,959	34,701,193
Omnicom Group, Inc.	61,371	4,972,278
ORBCOMM, Inc.(1)	4,109	17,299
Pareteum Corp.(1)	17,037	7,450
Reading International, Inc. – Class A(1)	5,041	56,409
Saga Communications, Inc. – Class A	1,068	32,467
Scholastic Corp.	8,803	338,475
Sinclair Broadcast Group, Inc. – Class A	120	4,001
Spok Holdings, Inc.	5,480	67,020
Sprint Corp.(1)	19,300	100,553
Take-Two Interactive Software, Inc.(1)	2,045	250,369
TEGNA, Inc.	64,686	1,079,609
Telephone & Data Systems, Inc.	3,366	85,597
Tribune Publishing Co.	5,164	67,958
TripAdvisor, Inc.	344	10,451
TrueCar, Inc.(1)	4,142	19,675
United States Cellular Corp.(1)	501	18,151
ViacomCBS, Inc. – Class A	55	2,468
ViacomCBS, Inc. – Class B	121,163	5,085,211
Vonage Holdings Corp.(1)	21,432	158,811
WideOpenWest, Inc.(1)	7,395	54,871
Yelp, Inc. – Class A(1)	104,720	3,647,398
Zillow Group, Inc. – Class A(1)	1,921	87,867
Zillow Group, Inc. – Class C(1)	4,198	192,856
Zynga, Inc. – Class A(1)	22,598	138,300

Total Communication Services		144,876,470

Consumer Discretionary – 9.86%
Aaron’s, Inc.	32,393	1,849,964
Abercrombie & Fitch Co. – Class A	18,667	322,752
Acushnet Holdings Corp.	590,230	19,182,475
Adient Plc(1)	26,043	553,414
Adtalem Global Education, Inc.(1)	16,060	561,618
Advance Auto Parts, Inc.	11,675	1,869,868
American Axle & Manufacturing Holdings, Inc.(1)	172,373	1,854,733
American Eagle Outfitters, Inc.	118,654	1,744,214
American Outdoor Brands Corp.(1)	16,032	148,777
American Public Education, Inc.(1)	4,661	127,665
Aptiv Plc	8,175	776,380
Aramark	333,697	14,482,450
Ascena Retail Group, Inc.(1)	2,544	19,500
At Home Group, Inc.(1)	13,716	75,438
AutoNation, Inc.(1)	1,806	87,826
AutoZone, Inc.(1)	7,242	8,627,467
Barnes & Noble Education, Inc.(1)	12,307	52,551
Bassett Furniture Industries, Inc.	2,804	46,771
BBX Capital Corp. – Class A	16,974	80,966
Beazer Homes USA, Inc.(1)	8,445	119,328
Bed Bath & Beyond, Inc.	116,673	2,018,443
Best Buy, Inc.	61,202	5,373,536
Big Lots, Inc.	55,857	1,604,213
Biglari Holdings, Inc. – Class B(1)	70	8,009
BorgWarner, Inc.	265,121	11,500,949

Boyd Gaming Corp.	2,289	68,533
Brinker International, Inc.	2,690	112,980
Brunswick Corp.	284,504	17,064,550
Buckle, Inc.	8,663	234,248
Caesars Entertainment Corp.(1)	19,717	268,151
Caleres, Inc.	11,767	279,466
Callaway Golf Co.	27,678	586,774
Capri Holdings Ltd.(1)	2,831	108,003
CarMax, Inc.(1)	2,927	256,610
Carriage Services, Inc. – Class A	4,829	123,622
Carrols Restaurant Group, Inc.(1)	9,625	67,856
Carter’s, Inc.	85,946	9,397,336
Cato Corp. – Class A	6,527	113,570
Century Casinos, Inc.(1)	8,133	64,413
Century Communities, Inc.(1)	4,460	121,981
Chico’s FAS, Inc.	34,698	132,199
Choice Hotels International, Inc.	655	67,747
Chuy’s Holdings, Inc.(1)	3,689	95,619
Citi Trends, Inc.	3,469	80,203
Clarus Corp.	2,713	36,788
Collectors Universe	125	2,881
Columbia Sportswear Co.	357	35,768
Conn’s, Inc.(1)	5,337	66,125
Container Store Group, Inc.(1)	4,654	19,640
Cooper Tire & Rubber Co.	14,891	428,116
Cooper-Standard Holdings, Inc.(1)	22,919	759,994
Core-Mark Holding Co., Inc.	1,086,181	29,533,261
Culp, Inc.	3,207	43,679
Dana, Inc.	691,252	12,580,786
Del Taco Restaurants, Inc.(1)	8,819	69,714
Delta Apparel, Inc.(1)	1,766	54,923
Denny’s Corp.(1)	4,403	87,532
Designer Brands, Inc. – Class A	11,998	188,849
Dick’s Sporting Goods, Inc.	113,401	5,612,215
Dillard’s, Inc. – Class A	2,973	218,456
Dine Brands Global, Inc.	92,080	7,690,522
Dollar General Corp.	62,954	9,819,565
Dollar Tree, Inc.(1)	49,097	4,617,573
DR Horton, Inc.	11,460	604,515
Drive Shack, Inc.(1)	1,917	7,016
Dunkin’ Brands Group, Inc.	189	14,277
eBay, Inc.	453,560	16,378,052
El Pollo Loco Holdings, Inc.(1)	5,884	89,084
Escalade, Inc.	2,814	27,662
Ethan Allen Interiors, Inc.	7,101	135,345
Expedia Group, Inc.	63,535	6,870,675
Express, Inc.(1)	20,054	97,663
Extended Stay America, Inc.	850,106	12,632,575
Fiesta Restaurant Group, Inc.(1)	7,038	69,606
Flexsteel Industries, Inc.	2,154	42,908
Foot Locker, Inc.	80,781	3,149,651
Fossil Group, Inc.(1)	13,720	108,114
Frontdoor, Inc.(1)	2,885	136,807
GameStop Corp. – Class A	24,190	147,075
Gap, Inc.	7,435	131,451
Garmin Ltd.	4,934	481,361
Genesco, Inc.(1)	4,316	206,823
Gentex Corp.	171,784	4,978,300
Genuine Parts Co.	4,783	508,098
G-III Apparel Group Ltd.(1)	13,178	441,463

GNC Holdings, Inc. – Class A(1)	24,006	64,816
Golden Entertainment, Inc.(1)	2,586	49,703
Goodyear Tire & Rubber Co.	153,138	2,382,062
GoPro, Inc. – Class A(1)	2,603	11,297
Graham Holdings Co. – Class B	25,644	16,386,260
Grand Canyon Education, Inc.(1)	121,598	11,647,872
Green Brick Partners, Inc.(1)	6,655	76,399
Group 1 Automotive, Inc.	33,384	3,338,400
Guess, Inc.	13,724	307,143
H&R Block, Inc.	5,873	137,898
Hanesbrands, Inc.	135,768	2,016,155
Harley-Davidson, Inc.	72,000	2,677,680
Haverty Furniture Cos, Inc.	5,145	103,723
Hibbett Sports, Inc.(1)	4,829	135,405
Hilton Grand Vacations, Inc.(1)	2,498	85,906
Hooker Furniture Corp.	3,219	82,696
Houghton Mifflin Harcourt Co.(1)	30,590	191,187
Hudson Ltd. – Class A(1)	11,502	176,441
Hyatt Hotels Corp. – Class A	1,228	110,164
Inspired Entertainment, Inc.(1)	384	2,592
International Game Technology Plc	322,496	4,827,765
J. Alexander’s Holdings, Inc.(1)	3,895	37,236
J. Jill, Inc.	4,243	4,795
Jack in the Box, Inc.	234,612	18,306,774
JC Penney Co., Inc.(1)	92,641	103,758
Johnson Outdoors, Inc. – Class A	547	41,955
K12, Inc.(1)	10,751	218,783
KB Home	20,461	701,198
Kohl’s Corp.	85,909	4,377,064
Kontoor Brands, Inc.	10,080	423,259
Kura Sushi USA, Inc. – Class A(1)	449	11,427
L Brands, Inc.	6,510	117,961
Lands’ End, Inc.(1)	3,087	51,862
Las Vegas Sands Corp.	128,609	8,879,165
Laureate Education, Inc. – Class A(1)	781,534	13,762,814
La-Z-Boy, Inc.	333,737	10,506,041
Leaf Group Ltd.(1)	1,149	4,596
Lear Corp.	70,277	9,642,004
Legacy Housing Corp.(1)	1,009	16,790
Leggett & Platt, Inc.	4,458	226,600
Lennar Corp. – Class A	148,108	8,262,945
Lennar Corp. – Class B	296	13,231
Lifetime Brands, Inc.	3,279	22,789
Liquidity Services, Inc.(1)	7,750	46,190
Lithia Motors, Inc. – Class A	2,569	377,643
LKQ Corp.(1)	76,673	2,737,226
Lumber Liquidators Holdings, Inc.(1)	6,635	64,824
M/I Homes, Inc.(1)	8,088	318,263
Macy’s, Inc.	79,506	1,351,602
MarineMax, Inc.(1)	6,019	100,457
Marriott Vacations Worldwide Corp.	10,130	1,304,339
Mattel, Inc.(1)	3,610	48,915
MDC Holdings, Inc.	128,177	4,891,234
Meritage Homes Corp.(1)	10,722	655,221
MGM Resorts International	15,522	516,417
Modine Manufacturing Co.(1)	14,466	111,388
Mohawk Industries, Inc.(1)	75,663	10,318,920
Monarch Casino & Resort, Inc.(1)	679	32,965
Motorcar Parts of America, Inc.(1)	5,499	121,143
Movado Group, Inc.	4,623	100,504

Murphy USA, Inc.(1)	27,851	3,258,567
Nathan’s Famous, Inc.	496	35,156
Newell Brands, Inc.	141,771	2,724,839
Nordstrom, Inc.	58,800	2,406,684
Norwegian Cruise Line Holdings Ltd.(1)	5,730	334,689
NVR, Inc.(1)	1,231	4,688,153
Office Depot, Inc.	665,473	1,823,396
OneSpaWorld Holdings Ltd.(1)	13,535	227,929
Overstock.com, Inc.(1)	6,552	46,192
Oxford Industries, Inc.	114,994	8,672,847
Papa John’s International, Inc.	743	46,920
Party City Holdco, Inc.(1)	16,720	39,125
Penn National Gaming, Inc.(1)	29,011	741,521
Penske Automotive Group, Inc.	44,280	2,223,742
PetMed Express, Inc.	4,144	97,467
Polaris Industries, Inc.	199	20,238
Pool Corp.	21,915	4,654,308
Potbelly Corp.(1)	5,909	24,936
PulteGroup, Inc.	8,548	331,662
Purple Innovation, Inc. – Class A(1)	1,861	16,209
PVH Corp.	58,942	6,197,751
Quotient Technology, Inc.(1)	19,984	197,042
Qurate Retail, Inc.(1)	12,903	108,772
Ralph Lauren Corp. – Class A	1,677	196,578
RCI Hospitality Holdings, Inc.	2,611	53,526
RealReal, Inc.(1)	3,808	71,781
Red Lion Hotels Corp.(1)	6,820	25,439
Red Robin Gourmet Burgers, Inc.(1)	3,799	125,443
Red Rock Resorts, Inc. – Class A	248,834	5,959,574
Regis Corp.(1)	71,631	1,280,046
RH(1)	3,513	750,026
Rocky Brands, Inc.	2,064	60,744
Ross Stores, Inc.	68,863	8,017,030
Royal Caribbean Cruises Ltd.	31,121	4,154,965
RTW RetailWinds, Inc.(1)	8,335	6,676
Rubicon Project, Inc.(1)	4,648	37,928
Sally Beauty Holdings, Inc.(1)	35,808	653,496
Select Interior Concepts, Inc. – Class A(1)	4,305	38,702
Service Corp. International	3,841	176,801
ServiceMaster Global Holdings, Inc.(1)	266,685	10,310,042
Shoe Carnival, Inc.	2,894	107,888
Signet Jewelers Ltd.	15,341	333,513
Six Flags Entertainment Corp.	25,998	1,172,770
Skechers U.S.A., Inc. – Class A(1)	58,468	2,525,233
Sleep Number Corp.(1)	672	33,089
Sonic Automotive, Inc. – Class A	7,137	221,247
Sportsman’s Warehouse Holdings, Inc.(1)	12,411	99,660
Stamps.com, Inc.(1)	17,689	1,477,385
Standard Motor Products, Inc.	4,950	263,439
Stitch Fix, Inc. – Class A(1)	1,345	34,513
Stoneridge, Inc.(1)	252,700	7,409,164
Sturm Ruger & Co., Inc.	465	21,869
Superior Group of Companies, Inc.	2,227	30,154
Tailored Brands, Inc.	1,697	7,026
Tapestry, Inc.	9,434	254,435
Taylor Morrison Home Corp. – Class A(1)	26,805	585,957
Tenneco, Inc. – Class A	62,669	820,964
The Habit Restaurants, Inc. – Class A(1)	4,224	44,056
The Michaels Companies, Inc.(1)	102,778	831,474
Thor Industries, Inc.	60,199	4,472,184

Tiffany & Co.	4,107	548,901
Tilly’s, Inc. – Class A	6,240	76,440
Toll Brothers, Inc.	214,277	8,466,084
TRI Pointe Group, Inc.(1)	41,248	642,644
Tupperware Brands Corp.	14,712	126,229
Under Armour, Inc. – Class A(1)	2,293	49,529
Under Armour, Inc. – Class C(1)	2,226	42,695
Unifi, Inc.(1)	4,256	107,507
Universal Electronics, Inc.(1)	414	21,636
Urban Outfitters, Inc.(1)	93,748	2,603,382
Vail Resorts, Inc.	12,330	2,957,104
Vera Bradley, Inc.(1)	6,008	70,894
Vince Holding Corp.(1)	850	14,714
Vista Outdoor, Inc.(1)	16,922	126,577
Visteon Corp.(1)	55,620	4,816,136
Waitr Holdings, Inc.(1)	12,122	3,903
Weyco Group, Inc.	1,777	47,002
Whirlpool Corp.	106,128	15,657,064
William Lyon Homes – Class A(1)	9,680	193,406
Williams-Sonoma, Inc.	55,371	4,066,446
Wingstop, Inc.	633	54,584
Winmark Corp.	450	89,235
Winnebago Industries, Inc.	2,729	144,582
Wolverine World Wide, Inc.	307,626	10,379,301
WW International, Inc.(1)	13,839	528,788
Wyndham Destinations, Inc.	179,867	9,297,325
Wyndham Hotels & Resorts, Inc.	142,224	8,933,089
Wynn Resorts Ltd.	565	78,462
Yum China Holdings, Inc.	2,354	113,016
ZAGG, Inc.(1)	7,646	62,009
Zumiez, Inc.(1)	61,040	2,108,322

Total Consumer Discretionary		529,109,906

Consumer Staples – 3.11%
Alico, Inc.	1,101	39,449
Archer-Daniels-Midland Co.	73,241	3,394,720
B&G Foods, Inc.	65,683	1,177,696
BellRing Brands, Inc. – Class A(1)	4,814	102,490
Beyond Meat Inc.(1)	1,614	122,018
BJ’s Wholesale Club Holdings, Inc.(1)	82,571	1,877,665
Brown-Forman Corp. – Class A	87	5,461
Brown-Forman Corp. – Class B	385	26,026
Bunge Ltd.	4,679	269,276
Cal-Maine Foods, Inc.	44,288	1,893,312
Campbell Soup Co.	2,477	122,413
Casey’s General Stores, Inc.	72,367	11,505,629
Central Garden & Pet Co. – Class A(1)	3,035	94,297
Central Garden & Pet Co. – Class A(1)	264,162	7,755,796
Clorox Co.	794	121,911
Coca-Cola European Partners Plc	135,391	6,888,694
Conagra Brands, Inc.	16,410	561,878
Constellation Brands, Inc. – Class A	104,710	19,868,723
Coty, Inc. – Class A	9,826	110,543
Craft Brew Alliance, Inc.(1)	3,145	51,893
Darling Ingredients, Inc.(1)	48,764	1,369,293
Edgewell Personal Care Co.(1)	16,015	495,824
elf Beauty, Inc.(1)	6,582	106,168
Energizer Holdings, Inc.	32,486	1,631,447
Farmer Brothers Co.(1)	2,968	44,698
Flowers Foods, Inc.	120,822	2,626,670
Fresh Del Monte Produce, Inc.	9,125	319,193

Grocery Outlet Holding Corp.(1)	914	29,659
Hain Celestial Group, Inc.(1)	2,842	73,764
Herbalife Nutrition Ltd.(1)	2,853	136,003
Hershey Co.	622	91,422
Hormel Foods Corp.	9,452	426,380
Hostess Brands, Inc. – Class A(1)	201,912	2,935,801
Ingles Markets, Inc. – Class A	4,144	196,881
Ingredion, Inc.	33,956	3,156,210
J&J Snack Foods Corp.	56,763	10,459,718
Kellogg Co.	5,168	357,419
Kroger Co.	353,841	10,257,851
Lamb Weston Holdings, Inc.	3,684	316,935
Lancaster Colony Corp.	45,269	7,247,567
Landec Corp.(1)	7,750	87,653
Limoneira Co.	3,367	64,747
McCormick & Co., Inc.	1,477	250,691
Molson Coors Brewing Co. – Class B	158,497	8,542,988
Natural Grocers by Vitamin Cottage, Inc.	2,708	26,728
Nature’s Sunshine Products, Inc.(1)	2,679	23,923
Nomad Foods Ltd.(1)	610,424	13,655,185
Nu Skin Enterprises, Inc. – Class A	1,838	75,321
Oil-Dri Corp. of America	1,513	54,846
Pilgrim’s Pride Corp.(1)	81,770	2,675,106
Post Holdings, Inc.(1)	55,901	6,098,799
PriceSmart, Inc.	6,081	431,873
Pyxus International, Inc.(1)	2,466	22,046
Revlon, Inc. – Class A(1)	347	7,433
Rite Aid Corp.(1)	16,676	257,978
Sanderson Farms, Inc.	6,129	1,080,052
Seaboard Corp.	9	38,255
Seneca Foods Corp. – Class A(1)	1,989	81,131
Simply Good Foods Co.(1)	24,422	697,004
SpartanNash Co.	10,576	150,602
Spectrum Brands Holdings, Inc.	1,424	91,549
Sprouts Farmers Market, Inc.(1)	2,127	41,157
The Andersons, Inc.	9,292	234,902
The J.M. Smucker Co.	59,306	6,175,534
Tootsie Roll Industries, Inc.	560	19,118
TreeHouse Foods, Inc.(1)	1,553	75,321
Tyson Foods, Inc. – Class A	260,944	23,756,342
United Natural Foods, Inc.(1)	43,958	385,072
Universal Corp.	51,597	2,944,125
US Foods Holding Corp.(1)	7,436	311,494
Vector Group Ltd.	1,888	25,280
Village Super Market, Inc. – Class A	2,550	59,160
Weis Markets, Inc.	2,770	112,157

Total Consumer Staples		166,822,365

Energy – 4.55%
Abraxas Petroleum Corp.(1)	45,933	16,127
Amplify Energy Corp.	4,012	26,519
Antero Midstream Corp.	8,619	65,418
Antero Resources Corp.(1)	8,769	24,992
Apache Corp.	12,782	327,091
Apergy Corp.(1)	218,543	7,382,383
Arch Coal, Inc. – Class A	22,211	1,593,417
Archrock, Inc.	38,576	387,303
Ardmore Shipping Corp.(1)	8,196	74,174
Baker Hughes a GE Co. – Class A	450,740	11,552,466
Berry Petroleum Corp.	18,551	174,936
Bonanza Creek Energy, Inc.(1)	5,463	127,506

Brigham Minerals, Inc. – Class A	1,326	28,429
Cabot Oil & Gas Corp.	5,180	90,184
California Resources Corp.(1)	14,159	127,856
Callon Petroleum Co.(1)	1,489,038	7,192,054
Centennial Resource Development, Inc. – Class A(1)	6,306	29,134
Chaparral Energy, Inc. – Class A(1)	8,887	15,641
Cheniere Energy, Inc.(1)	3,348	204,462
Chesapeake Energy Corp.(1)	43,541	35,947
Cimarex Energy Co.	178,104	9,348,679
Clean Energy Fuels Corp.(1)	39,062	91,405
CNX Resources Corp.(1)	55,142	488,007
Comstock Resources, Inc.(1)	4,304	35,422
Concho Resources, Inc.	6,752	591,273
CONSOL Energy, Inc.(1)	8,011	116,240
Continental Resources, Inc.	3,008	103,174
Contura Energy, Inc.(1)	5,518	49,938
Covia Holdings Corp.(1)	11,907	24,290
CVR Energy, Inc.	5,104	206,355
Delek US Holdings, Inc.	105,614	3,541,237
Denbury Resources, Inc.(1)	143,309	202,066
Devon Energy Corp.	57,686	1,498,105
DHT Holdings, Inc.	27,312	226,143
Diamond Offshore Drilling, Inc.(1)	19,082	137,200
Diamond S Shipping, Inc.(1)	6,682	111,857
Diamondback Energy, Inc.	100,305	9,314,322
Dorian LPG Ltd.(1)	6,629	102,617
Dril-Quip, Inc.(1)	10,694	501,656
Earthstone Energy, Inc. – Class A(1)	5,425	34,340
Energy Fuels, Inc.(1)	29,646	56,624
EQT Corp.	8,527	92,944
Equitrans Midstream Corp.	6,173	82,471
Era Group, Inc.(1)	5,965	60,664
Evolution Petroleum Corp.	972	5,317
Exterran Corp.(1)	8,534	66,821
Extraction Oil & Gas, Inc.(1)	24,959	52,913
Falcon Minerals Corp.	9,785	69,082
Forum Energy Technologies, Inc.(1)	23,322	39,181
Frank’s International NV(1)	384,109	1,985,844
FTS International, Inc.(1)	5,482	5,701
GasLog Ltd.	4,300	42,097
Geospace Technologies Corp.(1)	3,848	64,531
Golar LNG Ltd.	25,873	367,914
Goodrich Petroleum Corp.(1)	761	7,640
Green Plains, Inc.	10,281	158,636
Gulfport Energy Corp.(1)	432,112	1,313,620
Hallador Energy Co.	6,001	17,823
Halliburton Co.	29,627	724,973
Helix Energy Solutions Group, Inc.(1)	43,010	414,186
Helmerich & Payne, Inc.	24,036	1,091,955
Hess Corp.	9,142	610,777
HighPoint Resources Corp.(1)	33,290	56,260
HollyFrontier Corp.	108,683	5,511,315
Independence Contract Drilling, Inc.(1)	13,286	13,243
International Seaways, Inc.(1)	7,421	220,849
Jagged Peak Energy, Inc.(1)	7,210	61,213
KLX Energy Services Holdings, Inc.(1)	6,106	39,323
Kosmos Energy Ltd.	12,324	70,247
Laredo Petroleum, Inc.(1)	214,662	616,080
Liberty Oilfield Services, Inc. – Class A	10,906	121,275
Magnolia Oil & Gas Corp. – Class A(1)	775,417	9,754,746

Mammoth Energy Services, Inc.	3,754	8,259
Marathon Oil Corp.	454,337	6,169,896
Marathon Petroleum Corp.	303,713	18,298,708
Matador Resources Co.(1)	725,300	13,033,641
Matrix Service Co.(1)	8,131	186,037
McDermott International, Inc.(1)	205,154	138,807
Montage Resources Corp.(1)	6,145	48,791
Murphy Oil Corp.	5,020	134,536
Nabors Industries Ltd.	105,385	303,509
NACCO Industries, Inc. – Class A	1,170	54,791
National Energy Services Reunited, Inc.(1)	7,275	66,348
National Oilwell Varco, Inc.	13,119	328,631
Natural Gas Services Group, Inc.(1)	3,480	42,665
NCS Multistage Holdings, Inc.(1)	3,406	7,153
Newpark Resources, Inc.(1)	26,008	163,070
NexTier Oilfield Solutions, Inc.(1)	46,892	314,176
Nine Energy Service, Inc.(1)	4,663	36,465
Noble Corp. Plc(1)	72,454	88,394
Noble Energy, Inc.	683,682	16,982,661
Nordic American Tankers Ltd.	41,176	202,586
Northern Oil & Gas, Inc.(1)	89,079	208,445
Oasis Petroleum, Inc.(1)	93,541	304,944
Oceaneering International, Inc.(1)	29,244	436,028
Oil States International, Inc.(1)	17,965	293,009
ONEOK, Inc.	9,529	721,059
Overseas Shipholding Group, Inc. – Class A(1)	19,065	43,849
Pacific Drilling SA(1)	8,562	34,933
Panhandle Oil & Gas, Inc. – Class A	4,398	49,302
Par Pacific Holdings, Inc.(1)	10,467	243,253
Parker Drilling Co.(1)	2,706	60,885
Parsley Energy, Inc. – Class A	3,841	72,633
Patterson-UTI Energy, Inc.	264,015	2,772,157
PBF Energy, Inc. – Class A	95,110	2,983,601
PDC Energy, Inc.(1)	18,540	485,192
Peabody Energy Corp.	19,108	174,265
Penn Virginia Corp.(1)	3,900	118,365
Pioneer Natural Resources Co.	133,794	20,252,398
Plains GP Holdings LP – Class A(1)	59,450	1,126,577
PrimeEnergy Resources Corp.(1)	41	6,202
ProPetro Holding Corp.(1)	10,056	113,130
QEP Resources, Inc.	71,619	322,285
Range Resources Corp.	6,976	33,834
Renewable Energy Group, Inc.(1)	11,008	296,666
REX American Resources Corp.(1)	1,626	133,267
RigNet, Inc.(1)	633	4,178
Ring Energy, Inc.(1)	9,995	26,387
RPC, Inc.	17,029	89,232
SandRidge Energy, Inc.(1)	8,700	36,888
Scorpio Tankers, Inc.	13,132	516,613
SEACOR Holdings, Inc.(1)	5,057	218,210
SEACOR Marine Holdings, Inc.(1)	5,890	81,223
Seadrill Ltd.(1)	16,740	42,520
Select Energy Services, Inc. – Class A(1)	441,311	4,095,366
SFL Corp. Ltd.	24,683	358,891
SilverBow Resources, Inc.(1)	2,052	20,315
SM Energy Co.	33,036	371,325
Smart Sand, Inc.(1)	5,753	14,498
Southwestern Energy Co.(1)	162,863	394,128
SRC Energy, Inc.(1)	438,565	1,806,888
Talos Energy, Inc.(1)	6,050	182,407

Targa Resources Corp.	7,778	317,576
Teekay Corp.	20,173	107,320
Teekay Tankers Ltd. – Class A(1)	7,117	170,594
TETRA Technologies, Inc.(1)	35,436	69,455
Tidewater, Inc.(1)	11,999	231,341
Transocean Ltd.(1)	19,675	135,364
U.S. Well Services, Inc.(1)	1,127	2,130
Unit Corp.(1)	15,722	10,936
US Silica Holdings, Inc.	21,420	131,733
Valero Energy Corp.	215,897	20,218,754
W&T Offshore, Inc.(1)	27,457	152,661
Whiting Petroleum Corp.(1)	26,979	198,026
Williams Cos, Inc.	41,313	979,944
World Fuel Services Corp.	84,235	3,657,484
WPX Energy, Inc.(1)	3,048,342	41,884,219

Total Energy		244,418,639

Financials – 22.61%
1st Constitution Bancorp	2,496	55,236
1st Source Corp.	4,388	227,649
ACNB Corp.	1,972	74,581
Affiliated Managers Group, Inc.	1,660	140,668
AG Mortgage Investment Trust, Inc.	9,276	143,036
AGNC Investment Corp.	18,628	329,343
Alerus Financial Corp.	313	7,152
Alleghany Corp.(1)	40,770	32,598,469
Allegiance Bancshares, Inc.(1)	5,775	217,140
Allstate Corp.	281,384	31,641,631
Ally Financial, Inc.	194,147	5,933,132
Amalgamated Bank – Class A	4,123	80,192
Ambac Financial Group, Inc.(1)	13,455	290,224
Amerant Bancorp, Inc. – Class A(1)	5,712	124,464
American Equity Investment Life Holding Co.	25,969	777,252
American Financial Group, Inc.	28,403	3,114,389
American National Bankshares, Inc.	3,250	128,603
American National Insurance Co.	259	30,479
Ameriprise Financial, Inc.	160,636	26,758,745
Ameris Bancorp	15,257	649,033
AMERISAFE, Inc.	5,535	365,476
Ames National Corp.	2,538	71,216
Annaly Capital Management, Inc.	337,024	3,174,766
Anworth Mortgage Asset Corp.	29,065	102,309
Aon Plc	100,058	20,841,081
Apollo Commercial Real Estate Finance, Inc.	45,688	835,634
Arch Capital Group Ltd.(1)	11,262	483,027
Ares Commercial Real Estate Corp.	8,562	135,622
Ares Management Corp. – Class A	299,125	10,675,771
Argo Group International Holdings Ltd.	9,743	640,602
Arlington Asset Investment Corp. – Class A	11,547	64,317
ARMOUR Residential REIT, Inc.	17,943	320,641
Arrow Financial Corp.	3,762	142,204
Arthur J. Gallagher & Co.	135,653	12,918,235
Artisan Partners Asset Management, Inc. – Class A	6,980	225,594
Assetmark Financial Holdings, Inc.(1)	2,165	62,828
Associated Banc-Corp.	5,472	120,603
Associated Capital Group, Inc. – Class A	568	22,266
Assurant, Inc.	2,045	268,059
Assured Guaranty Ltd.	76,872	3,768,265
Athene Holding Ltd. – Class A(1)	192,749	9,064,985
Atlantic Capital Bancshares, Inc.(1)	539,228	9,894,834
Atlantic Union Bankshares Corp.	23,909	897,783

AXA Equitable Holdings, Inc.	14,096	349,299
Axis Capital Holdings Ltd.	2,527	150,205
Axos Financial, Inc.(1)	6,250	189,250
B. Riley Financial, Inc.	6,045	152,213
Banc of California, Inc.	13,582	233,339
BancFirst Corp.	5,609	350,226
Banco Latinoamericano de Comercio Exterior SA – Class E	34,903	746,226
BancorpSouth Bank	616,706	19,370,735
Bank First Corp.	84	5,881
Bank of Commerce Holdings	4,924	56,971
Bank of Hawaii Corp.	30,980	2,948,057
Bank of Marin Bancorp	3,998	180,110
Bank of NT Butterfield & Son Ltd.	438,947	16,249,818
Bank of Princeton	1,668	52,525
Bank OZK	106,141	3,237,831
Bank7 Corp.	1,028	19,491
BankFinancial Corp.	3,944	51,588
BankUnited, Inc.	693,543	25,355,932
Bankwell Financial Group, Inc.	1,943	56,036
Banner Corp.	9,571	541,623
Bar Harbor Bankshares	4,746	120,501
Baycom Corp.(1)	2,070	47,072
BCB Bancorp, Inc.	3,905	53,850
Berkshire Hills Bancorp, Inc.	13,535	445,031
BGC Partners, Inc. – Class A	9,915	58,895
Blackstone Mortgage Trust, Inc. – Class A	37,309	1,388,641
Blucora, Inc.(1)	3,992	104,351
BOK Financial Corp.	27,912	2,439,509
Boston Private Financial Holdings, Inc.	24,444	294,061
Bridge Bancorp, Inc.	4,938	165,571
Bridgewater Bancshares, Inc.(1)	6,712	92,491
Brighthouse Financial, Inc.(1)	59,239	2,323,946
Brightsphere Investment Group, Inc.	19,839	202,755
Brookline Bancorp, Inc.	168,126	2,767,354
Brown & Brown, Inc.	7,476	295,152
BRP Group, Inc. – Class A(1)	2,741	43,993
Bryn Mawr Bank Corp.	6,045	249,296
Business First Bancshares, Inc.	3,639	90,720
Byline Bancorp, Inc.	7,235	141,589
C&F Financial Corp.	963	53,283
Cadence BanCorp – Class A	36,806	667,293
Cambridge Bancorp	909	72,856
Camden National Corp.	4,721	217,449
Cannae Holdings, Inc.(1)	700,250	26,042,298
Capital Bancorp, Inc.(1)	2,301	34,262
Capital City Bank Group, Inc.	3,927	119,774
Capitol Federal Financial, Inc.	39,109	536,967
Capstar Financial Holdings, Inc.	4,333	72,144
Capstead Mortgage Corp.	27,170	215,186
Carolina Financial Corp.	6,933	299,714
Carter Bank & Trust(1)	6,757	160,276
Cathay General Bancorp	173,753	6,611,302
CBOE Global Markets, Inc.	2,839	340,680
CBTX, Inc.	5,445	169,448
CenterState Bank Corp.	699,286	17,468,164
Central Pacific Financial Corp.	7,312	216,289
Central Valley Community Bancorp	3,349	72,573
Century Bancorp, Inc. – Class A	752	67,650
Chemung Financial Corp.	1,047	44,498
Cherry Hill Mortgage Investment Corp.	4,598	67,085

Chimera Investment Corp.	118,321	2,432,680
Cincinnati Financial Corp.	5,177	544,362
CIT Group, Inc.	65,275	2,978,498
Citizens & Northern Corp.	3,738	105,599
Citizens Financial Group, Inc.	214,057	8,692,855
Citizens, Inc. – Class A(1)	14,895	100,541
City Holding Co.	4,304	352,713
Civista Bancshares, Inc.	4,442	106,608
CNA Financial Corp.	105,994	4,749,591
CNB Financial Corporation, Inc.	4,367	142,714
CNO Financial Group, Inc.	133,170	2,414,372
Coastal Financial Corp.(1)	879	14,477
Codorus Valley Bancorp, Inc.	2,799	64,461
Colony Bankcorp, Inc.	2,086	34,419
Colony Credit Real Estate, Inc.	24,071	316,774
Columbia Banking System, Inc.	21,199	862,481
Columbia Financial, Inc.(1)	15,587	264,044
Comerica, Inc.	4,590	329,333
Commerce Bancshares, Inc.	3,407	231,472
Community Bank System, Inc.	15,013	1,065,022
Community Bankers Trust Corp.	6,999	62,151
Community Financial Corp.	1,367	48,624
Community Trust Bancorp, Inc.	4,622	215,570
ConnectOne Bancorp, Inc.	10,268	264,093
Cowen, Inc. – Class A(1)	4,993	78,640
Crawford & Co. – Class A	557	6,389
Credit Acceptance Corp.(1)	41	18,136
Crescent Acquisition Corp.(1)	528,711	5,469,515
CrossFirst Bankshares, Inc.(1)	1,852	26,706
Cullen/Frost Bankers, Inc.	15,706	1,535,733
Customers Bancorp, Inc.(1)	8,395	199,885
CVB Financial Corp.	717,843	15,491,052
Diamond Eagle Acquisition Corp.(1)	513,160	5,901,340
Diamond Hill Investment Group, Inc.	122	17,136
Dime Community Bancshares, Inc.	9,634	201,254
Discover Financial Services	414,564	35,163,318
Donegal Group, Inc. – Class A	2,862	42,415
Donnelley Financial Solutions, Inc.(1)	9,228	96,617
Dynex Capital, Inc.	6,892	116,750
E*TRADE Financial Corp.	6,284	285,105
Eagle Bancorp, Inc.	9,152	445,062
East West Bancorp, Inc.	274,748	13,380,228
Eaton Vance Corp.	3,801	177,469
Element Fleet Management Corp.	286,819	2,449,519
Elevate Credit, Inc.(1)	1,734	7,716
Ellington Financial, Inc.	9,057	166,015
Employers Holdings, Inc.	8,980	374,915
Encore Capital Group, Inc.(1)	9,150	323,544
Enova International, Inc.(1)	3,337	80,288
Enstar Group Ltd.(1)	109,120	22,572,563
Entegra Financial Corp.(1)	1,732	52,237
Enterprise Bancorp, Inc.	2,671	90,467
Enterprise Financial Services Corp.	7,343	354,006
Equity Bancshares, Inc. – Class A(1)	4,372	134,964
Erie Indemnity Co. – Class A	289	47,974
Esquire Financial Holdings, Inc.(1)	1,113	29,016
ESSA Bancorp, Inc.	3,172	53,765
Essent Group Ltd.	164,315	8,542,737
Evans Bancorp, Inc.	1,414	56,701
Evercore, Inc. – Class A	821	61,378

Everest Re Group Ltd.	47,945	13,273,094
Exantas Capital Corp.	9,819	115,962
EZCORP, Inc. – Class A(1)	14,888	101,536
Farmers & Merchants Bancorp, Inc.	2,977	89,757
Farmers National Banc Corp.	7,637	124,636
FB Financial Corp.	2,751	108,912
FBL Financial Group, Inc. – Class A	3,000	176,790
Federal Agricultural Mortgage Corp. – Class C	1,872	156,312
FedNat Holding Co.	1,481	24,629
Ferroglobe Representation & Warranty Insurance Trust(1)(4)	11,189	—
FGL Holdings	43,348	461,656
Fidelity D&D Bancorp, Inc.	552	34,340
Fidelity National Financial, Inc.	8,984	407,424
Fifth Third Bancorp	830,731	25,536,671
Financial Institutions, Inc.	4,625	148,463
First American Financial Corp.	82,675	4,821,606
First Bancorp NC	8,879	354,361
First BanCorp PR	62,192	658,613
First Bancorp, Inc.	2,949	89,148
First Bancshares, Inc.	4,877	173,231
First Bank/Hamilton NJ	4,789	52,918
First Busey Corp.	15,589	428,698
First Business Financial Services, Inc.	2,464	64,877
First Capital, Inc.	883	64,459
First Choice Bancorp	2,947	79,451
First Citizens BancShares, Inc. – Class A	233	124,005
First Commonwealth Financial Corp.	27,814	403,581
First Community Bankshares, Inc.	4,618	143,250
First Defiance Financial Corp.	5,976	188,184
First Financial Bancorp	28,604	727,686
First Financial Corp.	3,580	163,678
First Financial Northwest, Inc.	2,178	32,539
First Foundation, Inc.	7,826	136,172
First Guaranty Bancshares, Inc.	1,459	31,762
First Hawaiian, Inc.	126,535	3,650,535
First Horizon National Corp.	10,560	174,874
First Internet Bancorp	2,807	66,554
First Interstate BancSystem, Inc. – Class A	293,599	12,307,670
First Merchants Corp.	16,330	679,165
First Mid Bancshares, Inc.	4,537	159,929
First Midwest Bancorp, Inc.	30,818	710,663
First Northwest Bancorp	2,672	48,443
First of Long Island Corp.	7,061	177,090
First Republic Bank	46,411	5,450,972
Flagstar Bancorp, Inc.	10,333	395,237
Flushing Financial Corp.	8,087	174,720
FNB Corp.	492,003	6,248,438
FNCB Bancorp, Inc.	5,281	44,624
Franklin Financial Network, Inc.	3,926	134,780
Franklin Financial Services Corp.	1,224	47,357
Franklin Resources, Inc.	73,916	1,920,338
FS Bancorp, Inc.	1,062	67,745
FS KKR Capital Corp.	488,500	2,994,505
Fulton Financial Corp.	47,890	834,723
FVCBankcorp, Inc.(1)	3,504	61,215
GAIN Capital Holdings, Inc.	6,333	25,015
GAMCO Investors, Inc. – Class A	248	4,834
Genworth Financial, Inc. – Class A(1)	150,052	660,229
German American Bancorp, Inc.	7,523	267,969
Glacier Bancorp, Inc.	396,068	18,215,167

Global Indemnity Ltd.	1,947	57,690
Globe Life, Inc.	82,392	8,671,758
Granite Point Mortgage Trust, Inc.	15,760	289,669
Great Ajax Corp.	5,076	75,176
Great Southern Bancorp, Inc.	3,480	220,354
Great Western Bancorp, Inc.	16,715	580,679
Green Dot Corp. – Class A(1)	2,476	57,691
Greene County Bancorp, Inc.	160	4,606
Greenlight Capital Re Ltd. – Class A(1)	8,956	90,545
Guaranty Bancshares, Inc.	2,416	79,438
GWG Holdings, Inc.(1)	273	2,681
Hallmark Financial Services, Inc.(1)	4,206	73,899
Hancock Whitney Corp.	25,989	1,140,397
Hanmi Financial Corp.	101,088	2,021,255
Hanover Insurance Group, Inc.	156,155	21,341,704
HarborOne Bancorp, Inc.(1)	3,937	43,268
Hartford Financial Services Group, Inc.	136,873	8,317,772
Hawthorn Bancshares, Inc.	1,613	41,132
HBT Financial, Inc.(1)	2,646	50,248
HCI Group, Inc.	1,931	88,150
Heartland Financial USA, Inc.	10,480	521,275
Heritage Commerce Corp.	14,439	185,252
Heritage Financial Corp.	10,723	303,461
Heritage Insurance Holdings, Inc.	7,079	93,797
Hilltop Holdings, Inc.	276,967	6,904,787
Hingham Institution for Savings	212	44,562
Home Bancorp, Inc.	2,432	95,310
Home Bancshares, Inc.	46,601	916,176
HomeStreet, Inc.(1)	6,588	223,992
HomeTrust Bancshares, Inc.	3,591	96,347
Hope Bancorp, Inc.	35,604	529,075
Horace Mann Educators Corp.	226,315	9,880,913
Horizon Bancorp	920,297	17,485,643
Howard Bancorp, Inc.(1)	3,653	61,663
Huntington Bancshares, Inc.	1,558,105	23,496,223
IBERIABANK Corp.	241,880	18,099,880
Independence Holding Co.	1,623	68,296
Independent Bank Corp.	223,981	18,646,418
Independent Bank Corp. MI	4,742	107,406
Independent Bank Group, Inc.	8,165	452,668
Interactive Brokers Group, Inc. – Class A	1,847	86,107
International Bancshares Corp.	16,660	717,546
INTL. FCStone, Inc.(1)	4,905	239,511
Invesco Ltd.	13,020	234,100
Invesco Mortgage Capital, Inc.	135,779	2,260,720
Investar Holding Corp.	1,795	43,080
Investors Bancorp, Inc.	67,700	806,646
Investors Title Co.	356	56,675
James River Group Holdings Ltd.	165,458	6,818,524
Janus Henderson Group Plc	5,428	132,715
Jefferies Financial Group, Inc.	9,004	192,415
Kearny Financial Corp.	16,275	225,083
Kemper Corp.	1,726	133,765
KeyCorp	1,242,820	25,154,677
KKR Real Estate Finance Trust, Inc.	7,307	149,209
Ladder Capital Corp. – Class A	30,424	548,849
Ladenburg Thalmann Financial Services, Inc.	2,821	9,817
Lakeland Bancorp, Inc.	15,006	260,804
Lakeland Financial Corp.	64,081	3,135,483
Lazard Ltd. – Class A	73,648	2,942,974

LCNB Corp.	3,522	67,975
Legg Mason, Inc.	107,415	3,857,273
LendingClub Corp.(1)	20,187	254,760
Level One Bancorp, Inc.	1,532	38,545
Lincoln National Corp.	88,087	5,198,014
Live Oak Bancshares, Inc.	7,602	144,514
Loews Corp.	378,318	19,857,912
Luther Burbank Corp.	5,917	68,223
M&T Bank Corp.	4,472	759,122
Macatawa Bank Corp.	7,482	83,275
Mackinac Financial Corp.	2,613	45,623
MainStreet Bancshares, Inc.(1)	2,024	46,552
Malvern Bancorp, Inc.(1)	1,828	42,209
Markel Corp.(1)	423	483,561
Marlin Business Services Corp.	1,743	38,311
Marsh & McLennan Companies, Inc.	74,362	8,284,670
MBIA, Inc.(1)	21,023	195,514
Medallion Financial Corp.(1)	5,843	42,479
Mercantile Bank Corp.	4,797	174,947
Merchants Bancorp	2,777	54,735
Mercury General Corp.	919	44,783
Meridian Bancorp, Inc.	12,787	256,891
Meta Financial Group, Inc.	4,318	157,650
Metrocity Bankshares, Inc.	4,465	78,182
Metropolitan Bank Holding Corp.(1)	2,042	98,486
MFA Financial, Inc.	15,510	118,652
MGIC Investment Corp.	724,583	10,267,341
Mid Penn Bancorp, Inc.	1,957	56,362
Midland States Bancorp, Inc.	6,122	177,293
MidWestOne Financial Group, Inc.	3,475	125,899
MMA Capital Holdings, Inc.(1)	1,453	46,205
Moelis & Co. – Class A	2,611	83,343
Moody’s Corp.	29,167	6,924,537
Mr Cooper Group, Inc.(1)	168,033	2,102,093
MutualFirst Financial, Inc.	1,731	68,669
MVB Financial Corp.	2,759	68,754
Nasdaq, Inc.	192,020	20,565,342
National Bank Holdings Corp. – Class A	5,853	206,143
National Bankshares, Inc.	1,913	85,951
National General Holdings Corp.	115,907	2,561,545
National Western Life Group, Inc. – Class A	682	198,380
Navient Corp.	186,980	2,557,886
NBT Bancorp, Inc.	12,354	501,078
Nelnet, Inc. – Class A	5,294	308,323
New Residential Investment Corp.	591,198	9,524,200
New York Community Bancorp, Inc.	15,459	185,817
New York Mortgage Trust, Inc.	202,671	1,262,640
NI Holdings, Inc.(1)	3,171	54,541
Nicolet Bankshares, Inc.(1)	2,792	206,189
Northeast Bank	1,941	42,683
Northern Trust Corp.	6,630	704,371
Northfield Bancorp, Inc.	12,972	220,005
Northrim BanCorp, Inc.	1,997	76,485
Northwest Bancshares, Inc.	29,727	494,360
Norwood Financial Corp.	1,654	64,341
Oak Valley Bancorp	1,911	37,188
OceanFirst Financial Corp.	15,046	384,275
Ocwen Financial Corp.(1)	38,932	53,337
OFG Bancorp	14,979	353,654
Ohio Valley Banc Corp.	1,207	47,821

Old National Bancorp	50,456	922,840
Old Republic International Corp.	142,584	3,189,604
Old Second Bancorp, Inc.	8,569	115,424
On Deck Capital, Inc.(1)	19,046	78,850
OneMain Holdings, Inc. – Class A	2,237	94,290
OP Bancorp	3,879	40,225
Oportun Financial Corp.(1)	1,245	29,631
Oppenheimer Holdings, Inc. – Class A	2,789	76,642
Opus Bank	6,660	172,294
Orchid Island Capital, Inc. – Class A	18,328	107,219
Origin Bancorp, Inc.	5,673	214,666
Orrstown Financial Services, Inc.	2,988	67,589
Pacific Mercantile Bancorp(1)	5,668	46,024
Pacific Premier Bancorp, Inc.	17,459	569,251
PacWest Bancorp	322,873	12,356,350
Park National Corp.	3,976	407,063
Parke Bancorp, Inc.	2,911	73,910
PCB Bancorp	3,575	61,776
PCSB Financial Corp.	4,394	88,979
PDL Community Bancorp(1)	2,458	36,133
Peapack Gladstone Financial Corp.	5,674	175,327
PennantPark Investment Corp.	163,500	1,067,655
Penns Woods Bancorp, Inc.	2,026	72,045
PennyMac Mortgage Investment Trust	26,625	593,471
Peoples Bancorp of North Carolina, Inc.	1,327	43,592
Peoples Bancorp, Inc.	5,398	187,095
Peoples Financial Services Corp.	2,065	103,973
People’s United Financial, Inc.	14,984	253,230
People’s Utah Bancorp	4,477	134,847
Pinnacle Financial Partners, Inc.	2,552	163,328
Pioneer Bancorp, Inc.(1)	3,058	46,818
Piper Jaffray Cos	4,134	330,472
PJT Partners, Inc. – Class A	2,720	122,754
Popular, Inc.	43,738	2,569,608
PRA Group, Inc.(1)	76,587	2,780,108
Preferred Bank Los Angeles	2,857	171,677
Premier Financial Bancorp, Inc.	3,814	69,186
Primerica, Inc.	402	52,485
Principal Financial Group, Inc.	82,197	4,520,835
ProAssurance Corp.	15,179	548,569
ProSight Global, Inc.(1)	1,618	26,098
Prospect Capital Corp.	136,400	878,416
Prosperity Bancshares, Inc.	49,881	3,585,945
Protective Insurance Corp. – Class B	2,758	44,376
Provident Bancorp, Inc.(1)	2,197	27,353
Provident Financial Holdings, Inc.	1,719	37,646
Provident Financial Services, Inc.	18,236	449,517
Prudential Bancorp, Inc.	2,609	48,345
QCR Holdings, Inc.	4,402	193,072
Radian Group, Inc.	380,589	9,575,619
Raymond James Financial, Inc.	64,441	5,764,892
RBB Bancorp	4,793	101,468
Ready Capital Corp.	9,331	143,884
Red River Bancshares, Inc.(1)	1,397	78,316
Redwood Trust, Inc.	33,226	549,558
Regional Management Corp.(1)	1,445	43,393
Regions Financial Corp.	1,319,893	22,649,364
Reinsurance Group of America, Inc. – Class A	292,219	47,649,230
Reliant Bancorp, Inc.	2,802	62,316
RenaissanceRe Holdings Ltd.	15,648	3,067,321

Renasant Corp.	16,730	592,577
Republic Bancorp, Inc. – Class A	2,878	134,690
Republic First Bancorp, Inc.(1)	12,679	52,998
Richmond Mutual Bancorporation, Inc.(1)	3,479	55,525
Riverview Bancorp, Inc.	6,079	49,909
S&T Bancorp, Inc.	11,132	448,508
Safety Insurance Group, Inc.	9,340	864,230
Sandy Spring Bancorp, Inc.	35,687	1,351,824
Santander Consumer USA Holdings, Inc.	142,496	3,330,132
SB One Bancorp	2,482	61,851
Sculptor Capital Management, Inc. – Class A	2,294	50,697
Seacoast Banking Corp. of Florida(1)	12,440	380,291
SEI Investments Co.	2,284	149,556
Select Bancorp, Inc.(1)	4,844	59,581
Selective Insurance Group, Inc.	247,312	16,122,269
ServisFirst Bancshares, Inc.	2,850	107,388
Shore Bancshares, Inc.	3,914	67,947
Sierra Bancorp	4,222	122,945
Signature Bank	20,797	2,841,078
Silvergate Capital Corp. – Class A(1)	1,044	16,610
Simmons First National Corp. – Class A	26,889	720,356
SLM Corp.	637,579	5,680,829
SmartFinancial, Inc.	3,758	88,877
South Plains Financial, Inc.	3,112	64,947
South State Corp.	153,578	13,322,892
Southern First Bancshares, Inc.(1)	2,257	95,900
Southern Missouri Bancorp, Inc.	2,235	85,735
Southern National Bancorp of Virginia, Inc.	5,824	95,222
Southside Bancshares, Inc.	9,496	352,681
Spirit of Texas Bancshares, Inc.(1)	3,925	90,275
Starwood Property Trust, Inc.	9,064	225,331
State Auto Financial Corp.	4,919	152,587
State Street Corp.	90,220	7,136,402
Sterling Bancorp	1,126,834	23,753,661
Sterling Bancorp, Inc.	4,954	40,127
Stewart Information Services Corp.	6,593	268,928
Stifel Financial Corp.	19,960	1,210,574
Stock Yards Bancorp, Inc.	4,819	197,868
Summit Financial Group, Inc.	3,208	86,905
SVB Financial Group(1)	15,217	3,820,076
Synchrony Financial	398,788	14,360,356
Synovus Financial Corp.	4,400	172,480
T Rowe Price Group, Inc.	5,508	671,095
TCF Financial Corp.	786,694	36,817,279
TD Ameritrade Holding Corp.	96,162	4,779,251
Territorial Bancorp, Inc.	2,281	70,574
Texas Capital Bancshares, Inc.(1)	1,719	97,588
TFS Financial Corp.	1,688	33,220
The Bancorp, Inc.(1)	14,963	194,070
The Progressive Corp.	103,988	7,527,691
Third Point Reinsurance Ltd.(1)	181,201	1,906,235
Timberland Bancorp, Inc.	2,176	64,714
Tiptree, Inc.	8,024	65,315
TMX Group Ltd.	24,189	2,094,685
Tompkins Financial Corp.	4,316	394,914
Towne Bank/Portsmouth VA	20,053	557,874
TPG RE Finance Trust, Inc.	14,491	293,733
Travelers Companies, Inc.	43,538	5,962,529
TriCo Bancshares	8,084	329,908
TriState Capital Holdings, Inc.(1)	5,525	144,313

Triumph Bancorp, Inc.(1)	3,702	140,750
Truist Financial Corp.	472,394	26,605,230
TrustCo Bank Corp. NY	27,709	240,237
Trustmark Corp.	19,195	662,419
Two Harbors Investment Corp.	162,766	2,379,639
UMB Financial Corp.	57,660	3,957,782
Umpqua Holdings Corp.	85,421	1,511,952
Union Bankshares, Inc.	829	30,060
United Bankshares, Inc.	28,962	1,119,671
United Community Banks, Inc.	19,240	594,131
United Community Financial Corp.	12,494	145,680
United Fire Group, Inc.	5,743	251,141
United Insurance Holdings Corp.	5,963	75,193
United Security Bancshares	3,715	39,862
Unity Bancorp, Inc.	2,062	46,539
Universal Insurance Holdings, Inc.	69,083	1,933,633
Univest Financial Corp.	8,580	229,772
Unum Group	104,689	3,052,731
Valley National Bancorp	115,239	1,319,487
Value Line, Inc.	83	2,400
Veritex Holdings, Inc.	10,798	314,546
Virtu Financial, Inc. – Class A	289,326	4,626,323
Virtus Investment Partners, Inc.	1,720	209,358
Voya Financial, Inc.	74,457	4,540,388
Waddell & Reed Financial, Inc. – Class A	20,887	349,231
Walker & Dunlop, Inc.	7,260	469,577
Washington Federal, Inc.	23,594	864,720
Washington Trust Bancorp, Inc.	4,541	244,260
Waterstone Financial, Inc.	6,814	129,670
Watford Holdings Ltd.(1)	5,706	143,563
Webster Financial Corp.	3,114	166,163
WesBanco, Inc.	19,293	729,082
West Bancorporation, Inc.	3,802	97,445
Westamerica Bancorporation	6,380	432,373
Western Alliance Bancorp	2,862	163,134
Western Asset Mortgage Capital Corp.	15,033	155,291
Western New England Bancorp, Inc.	7,273	70,039
Westwood Holdings Group, Inc.	2,334	69,133
White Mountains Insurance Group Ltd.	105	117,129
Willis Towers Watson Plc	30,592	6,177,748
Wintrust Financial Corp.	39,771	2,819,764
WisdomTree Investments, Inc.	26,072	126,188
World Acceptance Corp.(1)	695	60,048
WR Berkley Corp.	88,603	6,122,467
WSFS Financial Corp.	15,303	673,179
Zions Bancorp N.A.	101,501	5,269,932

Total Financials		1,213,873,554

Healthcare – 6.51%
89bio, Inc.(1)	214	5,626
Abeona Therapeutics, Inc.(1)	9,339	30,539
Acadia Healthcare Co., Inc.(1)	2,918	96,936
Acceleron Pharma, Inc.(1)	2,263	119,984
AcelRx Pharmaceuticals, Inc.(1)	14,971	31,589
Achillion Pharmaceuticals, Inc.(1)	40,141	242,050
Aclaris Therapeutics, Inc.(1)	8,952	16,919
Acorda Therapeutics, Inc.(1)	12,937	26,391
Adamas Pharmaceuticals, Inc.(1)	6,533	24,760
Adaptive Biotechnologies Corp.(1)	181	5,416
ADMA Biologics, Inc.(1)	1,087	4,348
Aduro Biotech, Inc.(1)	3,173	3,744

Aeglea BioTherapeutics, Inc.(1)	6,443	49,225
Affimed NV(1)	2,927	8,020
Agilent Technologies, Inc.	131,564	11,223,725
Agios Pharmaceuticals, Inc.(1)	1,823	87,048
Akebia Therapeutics, Inc.(1)	34,829	220,119
Akero Therapeutics, Inc.(1)	441	9,788
Akorn, Inc.(1)	23,880	35,820
Aldeyra Therapeutics, Inc.(1)	1,834	10,656
Alexion Pharmaceuticals, Inc.(1)	48,500	5,245,275
Alkermes Plc(1)	5,301	108,140
Allscripts Healthcare Solutions, Inc.(1)	760,165	7,461,019
Alnylam Pharmaceuticals, Inc.(1)	590	67,950
Alphatec Holdings, Inc.(1)	1,138	8,074
AMAG Pharmaceuticals, Inc.(1)	9,931	120,860
American Renal Associates Holdings, Inc.(1)	3,059	31,722
AmerisourceBergen Corp. – Class A	127,123	10,807,997
AMN Healthcare Services, Inc.(1)	178,190	11,103,019
AnaptysBio, Inc.(1)	1,105	17,956
AngioDynamics, Inc.(1)	10,744	172,011
Anika Therapeutics, Inc.(1)	3,954	205,015
Applied Therapeutics, Inc.(1)	434	11,840
Aprea Therapeutics, Inc.(1)	437	20,054
Apyx Medical Corp.(1)	8,283	70,074
Arcus Biosciences, Inc.(1)	10,066	101,667
Ardelyx, Inc.(1)	14,456	108,492
Arena Pharmaceuticals, Inc.(1)	3,070	139,439
ArQule, Inc.(1)	3,188	63,632
Assembly Biosciences, Inc.(1)	6,205	126,954
Assertio Therapeutics, Inc.(1)	18,455	23,069
Atreca, Inc. – Class A(1)	315	4,873
Avanos Medical, Inc.(1)	13,972	470,856
Avantor, Inc.(1)	311,220	5,648,643
Avid Bioservices, Inc.(1)	1,453	11,144
BeyondSpring, Inc.(1)	256	3,968
BioCryst Pharmaceuticals, Inc.(1)	7,108	24,523
Bio-Rad Laboratories, Inc. – Class A(1)	722	267,162
Bluebird Bio, Inc.(1)	1,880	164,970
Boston Scientific Corp.(1)	250,408	11,323,450
Bridgebio Pharma, Inc.(1)	1,453	50,928
Brookdale Senior Living, Inc.(1)	54,892	399,065
Cabaletta Bio, Inc.(1)	637	8,899
Calithera Biosciences, Inc.(1)	12,271	70,067
Cantel Medical Corp.	533	37,790
Cara Therapeutics, Inc.(1)	1,721	27,725
Cardinal Health, Inc.	60,077	3,038,695
CareDx, Inc.(1)	653	14,085
CASI Pharmaceuticals, Inc.(1)	1,689	5,219
Castle Biosciences, Inc.(1)	403	13,851
Catalent, Inc.(1)	4,930	277,559
cbdMD, Inc.(1)	2,681	6,059
Cellular Biomedicine Group, Inc.(1)	1,009	16,386
CEL-SCI Corp.(1)	752	6,881
Centene Corp.(1)	475,858	29,917,192
Cerus Corp.(1)	4,138	17,462
Change Healthcare, Inc.(1)	414,220	6,789,066
Chimerix, Inc.(1)	13,782	27,977
Coherus Biosciences, Inc.(1)	10,979	197,677
Community Health Systems, Inc.(1)	25,298	73,364
Computer Programs & Systems, Inc.	3,698	97,627
Concert Pharmaceuticals, Inc.(1)	6,233	57,499

Constellation Pharmaceuticals, Inc.(1)	516	24,309
Cortexyme, Inc.(1)	157	8,814
Covetrus, Inc.(1)	3,224	42,557
Cross Country Healthcare, Inc.(1)	9,145	106,265
Cyclerion Therapeutics, Inc.(1)	497	1,352
Cytokinetics, Inc.(1)	1,386	14,705
DaVita, Inc.(1)	118,607	8,899,083
Dentsply Sirona, Inc.	7,584	429,179
Diplomat Pharmacy, Inc.(1)	18,238	72,952
Dynavax Technologies Corp. – Class A(1)	2,935	16,788
Elanco Animal Health, Inc.(1)	12,710	374,309
ElectroCore, Inc.(1)	3,781	6,012
Eloxx Pharmaceuticals, Inc.(1)	775	5,704
Encompass Health Corp.	1,649	114,226
Endo International Plc(1)	62,750	294,297
Enochian Biosciences, Inc.(1)	2,626	13,183
Envista Holdings Corp.(1)	67,207	1,992,015
Enzo Biochem, Inc.(1)	12,702	33,406
Epizyme, Inc.(1)	6,366	156,604
Evelo Biosciences, Inc.(1)	3,180	12,911
Evolent Health, Inc. – Class A(1)	17,426	157,705
Exagen, Inc.(1)	328	8,331
Exelixis, Inc.(1)	6,093	107,359
EyePoint Pharmaceuticals, Inc.(1)	6,056	9,387
FibroGen, Inc.(1)	2,420	103,794
Five Prime Therapeutics, Inc.(1)	9,837	45,152
Frequency Therapeutics, Inc.(1)	411	7,205
Fulcrum Therapeutics, Inc.(1)	234	3,894
G1 Therapeutics, Inc.(1)	3,995	105,588
Genomma Lab Internacional SAB de CV – Class B(1)	484,693	480,655
Geron Corp.(1)	55,423	75,375
Gossamer Bio, Inc.(1)	5,853	91,482
Gritstone Oncology, Inc.(1)	5,578	50,035
Hanger, Inc.(1)	8,924	246,392
Harpoon Therapeutics, Inc.(1)	1,338	19,789
HCA Healthcare, Inc.	48,800	7,213,128
Health Catalyst, Inc.(1)	385	13,359
HealthStream, Inc.(1)	4,780	130,016
Henry Schein, Inc.(1)	4,330	288,898
Hill-Rom Holdings, Inc.	1,109	125,905
Hologic, Inc.(1)	248,696	12,984,418
Horizon Therapeutics Plc(1)	5,662	204,964
Humana, Inc.	40,969	15,015,958
ICON Plc(1)	72,821	12,541,961
ICU Medical, Inc.(1)	49,809	9,320,260
IGM Biosciences, Inc.(1)	342	13,051
ImmunoGen, Inc.(1)	18,936	96,668
Immunomedics, Inc.(1)	5,017	106,160
Integer Holdings Corp.(1)	146,018	11,744,228
Integra LifeSciences Holdings Corp.(1)	2,409	140,397
Intellia Therapeutics, Inc.(1)	3,473	50,949
Intra-Cellular Therapies, Inc.(1)	6,628	227,407
Intrexon Corp.(1)	16,436	90,069
Invacare Corp.	9,890	89,208
IQVIA Holdings, Inc.(1)	213,605	33,004,109
Jazz Pharmaceuticals Plc(1)	93,578	13,969,324
Jounce Therapeutics, Inc.(1)	4,672	40,787
Kala Pharmaceuticals, Inc.(1)	3,126	11,535
Karuna Therapeutics, Inc.(1)	278	20,945
Kezar Life Sciences, Inc.(1)	4,189	16,798

Kiniksa Pharmaceuticals Ltd. – Class A(1)	196	2,168
Laboratory Corp. of America Holdings(1)	93,592	15,832,959
Lannett Co., Inc.(1)	67,610	596,320
LeMaitre Vascular, Inc.	648	23,296
Ligand Pharmaceuticals, Inc.(1)	4,285	446,883
Lineage Cell Therapeutics, Inc.(1)	31,355	27,906
LivaNova Plc(1)	3,016	227,497
Livongo Health, Inc.(1)	691	17,316
Luminex Corp.	12,549	290,635
MacroGenics, Inc.(1)	7,315	79,587
Magellan Health, Inc.(1)	2,920	228,490
Mallinckrodt Plc(1)	159,393	556,282
McKesson Corp.	78,447	10,850,789
Medicines Co.(1)	15,017	1,275,544
MEDNAX, Inc.(1)	2,829	78,618
Menlo Therapeutics, Inc.(1)	4,448	20,639
Meridian Bioscience, Inc.	11,658	113,899
Merit Medical Systems, Inc.(1)	41,994	1,311,053
Mersana Therapeutics, Inc.(1)	10,379	59,472
Minerva Neurosciences, Inc.(1)	1,354	9,627
Moderna, Inc.(1)	687	13,438
Molecular Templates, Inc.(1)	2,028	28,362
Molina Healthcare, Inc.(1)	34,789	4,720,519
Morphic Holding, Inc.(1)	478	8,202
Mylan NV(1)	17,517	352,092
Myriad Genetics, Inc.(1)	18,641	507,594
NanoString Technologies, Inc.(1)	915	25,455
National HealthCare Corp.	3,616	312,531
Natus Medical, Inc.(1)	218,780	7,217,552
Nektar Therapeutics – Class A(1)	4,845	104,579
Neon Therapeutics, Inc.(1)	4,111	4,851
NextCure, Inc.(1)	220	12,393
NGM Biopharmaceuticals, Inc.(1)	407	7,525
Novavax, Inc.(1)	4,430	17,631
OPKO Health, Inc.(1)	115,134	169,247
Option Care Health, Inc.(1)	32,532	121,344
OraSure Technologies, Inc.(1)	18,656	149,808
Orthofix Medical, Inc.(1)	1,263	58,325
Osmotica Pharmaceuticals Plc(1)	2,262	15,811
Owens & Minor, Inc.	18,054	93,339
Oyster Point Pharma, Inc.(1)	399	9,752
Pacific Biosciences of California, Inc.(1)	3,604	18,525
Patterson Cos, Inc.	24,795	507,802
PDL BioPharma, Inc.(1)	34,032	110,434
PerkinElmer, Inc.	2,925	284,017
Perrigo Co. Plc	4,289	221,570
Personalis, Inc.(1)	615	6,703
Phathom Pharmaceuticals, Inc.(1)	698	21,736
Phibro Animal Health Corp. – Class A	377	9,361
Phreesia, Inc.(1)	479	12,761
PolarityTE, Inc.(1)	4,055	10,543
Premier, Inc. – Class A(1)	103,265	3,911,678
Prestige Consumer Healthcare, Inc.(1)	60,829	2,463,574
Prevail Therapeutics, Inc.(1)	733	11,603
Principia Biopharma, Inc.(1)	389	21,309
Progyny, Inc.(1)	1,976	54,241
Protagonist Therapeutics, Inc.(1)	2,338	16,483
Prothena Corp. Plc(1)	12,108	191,670
QIAGEN NV(1)	7,523	254,277
Quest Diagnostics, Inc.	4,569	487,924

Reata Pharmaceuticals, Inc. – Class A(1)	3,838	784,602
resTORbio, Inc.(1)	3,995	5,953
Revance Therapeutics, Inc.(1)	2,151	34,911
Rigel Pharmaceuticals, Inc.(1)	4,089	8,750
Rockwell Medical, Inc.(1)	854	2,084
RTI Surgical Holdings, Inc.(1)	16,058	43,999
Sangamo Therapeutics, Inc.(1)	9,733	81,465
Satsuma Pharmaceuticals, Inc.(1)	386	7,596
SeaSpine Holdings Corp.(1)	4,626	55,558
Sientra, Inc.(1)	1,527	13,651
Solid Biosciences, Inc.(1)	4,935	21,961
Spectrum Pharmaceuticals, Inc.(1)	2,382	8,670
Spero Therapeutics, Inc.(1)	3,346	32,172
SpringWorks Therapeutics, Inc.(1)	699	26,905
STERIS Plc	2,690	410,010
Stoke Therapeutics, Inc.(1)	629	17,813
Strongbridge Biopharma Plc(1)	10,501	21,947
Surgery Partners, Inc.(1)	6,429	100,646
Sutro Biopharma, Inc.(1)	2,540	27,940
Syneos Health, Inc. – Class A(1)	17,091	1,016,487
Synlogic, Inc.(1)	4,444	11,466
Synthorx, Inc.(1)	294	20,548
TCR2 Therapeutics, Inc.(1)	3,175	45,339
Tenet Healthcare Corp.(1)	1,994	75,832
TG Therapeutics, Inc.(1)	2,976	33,034
The Cooper Companies, Inc.	39,620	12,729,510
TherapeuticsMD, Inc.(1)	6,084	14,723
Tivity Health, Inc.(1)	14,054	285,929
TransEnterix, Inc.(1)	1,263	1,857
TransMedics Group, Inc.(1)	672	12,775
Triple-S Management Corp. – Class B(1)	6,789	125,529
Turning Point Therapeutics, Inc.(1)	425	26,473
United Therapeutics Corp.(1)	1,470	129,478
UNITY Biotechnology, Inc.(1)	2,256	16,266
Universal Health Services, Inc. – Class B	120,851	17,337,284
Utah Medical Products, Inc.	158	17,048
Varex Imaging Corp.(1)	6,395	190,635
VBI Vaccines, Inc.(1)	4,679	6,457
Verrica Pharmaceuticals, Inc.(1)	2,170	34,481
Viela Bio, Inc.(1)	373	10,127
Viking Therapeutics, Inc.(1)	17,320	138,906
Vir Biotechnology, Inc.(1)	531	6,677
WaVe Life Sciences Ltd.(1)	1,374	11,013
WellCare Health Plans, Inc.(1)	157	51,843
West Pharmaceutical Services, Inc.	32,101	4,825,743
Xeris Pharmaceuticals, Inc.(1)	522	3,680
Zimmer Biomet Holdings, Inc.	112,316	16,811,459

Total Healthcare		349,241,713

Industrials – 16.74%
AAR Corp.	9,866	444,957
ABM Industries, Inc.	171,822	6,479,408
Acacia Research Corp.(1)	2,169	5,770
ACCO Brands Corp.	28,339	265,253
Actuant Corp. – Class A	747,908	19,468,045
Acuity Brands, Inc.	18,990	2,620,620
ADT, Inc.	3,816	30,261
Advanced Disposal Services, Inc.(1)	1,332	43,783
AECOM(1)	5,298	228,503
Aegion Corp. – Class A(1)	9,207	205,961
Aerojet Rocketdyne Holdings, Inc.(1)	6,431	293,639

AGCO Corp.	27,018	2,087,140
Air Lease Corp. – Class A	165,134	7,847,168
Aircastle Ltd.	15,607	499,580
Alamo Group, Inc.	385	48,337
Alaska Air Group, Inc.	60,932	4,128,143
Allegion Plc	90,893	11,319,814
Allison Transmission Holdings, Inc.	499,190	24,120,861
Altra Industrial Motion Corp.	326,650	11,827,996
AMERCO	301	113,122
Ameresco, Inc. – Class A(1)	6,509	113,907
American Airlines Group, Inc.	104,124	2,986,276
American Superconductor Corp.(1)	4,676	36,707
AMETEK, Inc.	346,375	34,547,442
AO Smith Corp.	3,861	183,938
Apogee Enterprises, Inc.	1,234	40,105
ArcBest Corp.	7,485	206,586
Arconic, Inc.	153,489	4,722,857
Arcosa, Inc.	14,469	644,594
Argan, Inc.	720	28,901
Armstrong Flooring, Inc.(1)	5,981	25,539
Armstrong World Industries, Inc.	115,270	10,831,922
ASGN, Inc.(1)	1,919	136,191
Astec Industries, Inc.	6,624	278,208
Atlas Air Worldwide Holdings, Inc.(1)	50,742	1,398,957
AZZ, Inc.	5,306	243,811
Barnes Group, Inc.	12,346	764,958
Beacon Roofing Supply, Inc.(1)	16,408	524,728
BG Staffing, Inc.	1,560	34,148
Bloom Energy Corp. – Class A(1)	16,346	122,105
Blue Bird Corp.(1)	2,104	48,224
BlueLinx Holdings, Inc.(1)	2,562	36,508
BMC Stock Holdings, Inc.(1)	386,710	11,094,710
Brady Corp. – Class A	2,553	146,185
Briggs & Stratton Corp.	12,003	79,940
BrightView Holdings, Inc.(1)	87,871	1,482,384
Brink’s Co.	516,243	46,812,915
Builders FirstSource, Inc.(1)	2,252	57,223
BWX Technologies, Inc.	859	53,327
Caesarstone Ltd.	6,671	100,532
CAI International, Inc.(1)	4,828	139,915
Carlisle Companies, Inc.	258	41,755
Casella Waste Systems, Inc. – Class A(1)	233,270	10,737,418
CBIZ, Inc.(1)	15,137	408,094
CECO Environmental Corp.(1)	8,681	66,496
CH Robinson Worldwide, Inc.	75,038	5,867,972
Charah Solutions, Inc.(1)	2,661	6,493
CIRCOR International, Inc.(1)	5,780	267,267
Clean Harbors, Inc.(1)	1,751	150,148
Colfax Corp.(1)	118,377	4,306,555
Columbus McKinnon Corp.	2,768	110,803
Commercial Vehicle Group, Inc.(1)	9,056	57,506
CompX International, Inc.	351	5,121
Concrete Pumping Holdings, Inc.(1)	5,359	29,314
Construction Partners, Inc. – Class A(1)	78,410	1,322,777
Continental Building Products, Inc.(1)	5,372	195,702
Copa Holdings SA – Class A	1,054	113,916
Cornerstone Building Brands, Inc.(1)	13,643	116,102
Costamare, Inc.	15,409	146,848
Covenant Transportation Group, Inc. – Class A(1)	3,687	47,654
CRA International, Inc.	1,672	91,074

Crane Co.	1,693	146,241
Cubic Corp.	7,807	496,291
Cummins, Inc.	72,626	12,997,149
Curtiss-Wright Corp.	63,474	8,942,852
Daseke, Inc.(1)	13,196	41,699
Deere & Co.	5,864	1,015,997
Deluxe Corp.	62,112	3,100,631
Dover Corp.	227,463	26,217,385
Ducommun, Inc.(1)	2,614	132,085
DXP Enterprises, Inc.(1)	4,753	189,217
Dycom Industries, Inc.(1)	1,822	85,907
Eagle Bulk Shipping, Inc.(1)	13,643	62,758
Eastern Co.	1,563	47,718
Eaton Corp. Plc	131,109	12,418,644
Echo Global Logistics, Inc.(1)	8,022	166,055
EMCOR Group, Inc.	35,098	3,028,957
Encore Wire Corp.	5,991	343,883
EnerSys	61,010	4,565,378
Ennis, Inc.	7,389	159,972
EnPro Industries, Inc.	5,536	370,248
Equifax, Inc.	629	88,135
ESCO Technologies, Inc.	163,735	15,145,487
Expeditors International of Washington, Inc.	60,719	4,737,296
Fastenal Co.	1,848	68,284
Federal Signal Corp.	972	31,347
Flowserve Corp.	3,494	173,896
Fluor Corp.	4,690	88,547
Fortive Corp.	7,798	595,689
Fortune Brands Home & Security, Inc.	425,868	27,826,215
Forward Air Corp.	148,230	10,368,688
Foundation Building Materials, Inc.(1)	4,305	83,302
Franklin Electric Co., Inc.	736	42,188
FTI Consulting, Inc.(1)	10,063	1,113,572
Gardner Denver Holdings, Inc.(1)	4,456	163,446
Gates Industrial Corp. Plc(1)	1,625	22,360
GATX Corp.	10,419	863,214
Genco Shipping & Trading Ltd.	4,370	46,409
Gencor Industries, Inc.(1)	1,980	23,107
General Finance Corp.(1)	1,743	19,295
Gibraltar Industries, Inc.(1)	204,310	10,305,396
GMS, Inc.(1)	47,990	1,299,569
Gorman-Rupp Co.	4,081	153,038
GP Strategies Corp.(1)	3,745	49,546
GrafTech International Ltd.	2,020	23,472
Graham Corp.	2,566	56,144
Granite Construction, Inc.	11,819	327,032
Great Lakes Dredge & Dock Corp.(1)	2,286	25,900
Greenbrier Cos, Inc.	9,503	308,182
Griffon Corp.	10,791	219,381
H&E Equipment Services, Inc.	2,066	69,066
Hawaiian Holdings, Inc.	13,712	401,624
HD Supply Holdings, Inc.(1)	339,718	13,663,458
Heartland Express, Inc.	12,794	269,314
Heidrick & Struggles International, Inc.	4,927	160,128
Herc Holdings, Inc.(1)	6,698	327,800
Heritage-Crystal Clean, Inc.(1)	1,401	43,949
Herman Miller, Inc.	68,713	2,861,896
Hertz Global Holdings, Inc.(1)	30,297	477,178
Hexcel Corp.	151	11,070
Hillenbrand, Inc.	9,679	322,407

HNI Corp.	2,721	101,929
Hub Group, Inc. – Class A(1)	61,289	3,143,513
Hubbell, Inc. – Class B	106,247	15,705,432
Huntington Ingalls Industries, Inc.	70,852	17,775,350
Hurco Cos, Inc.	1,769	67,859
Huron Consulting Group, Inc.(1)	5,806	398,988
Hyster-Yale Materials Handling, Inc.	2,955	174,227
IAA, Inc.(1)	541,691	25,491,978
ICF International, Inc.	127,643	11,694,652
IDEX Corp.	1,285	221,020
IES Holdings, Inc.(1)	1,384	35,513
IHS Markit Ltd.(1)	4,998	376,599
Ingersoll-Rand Plc	43,565	5,790,660
InnerWorkings, Inc.(1)	13,166	72,545
Insteel Industries, Inc.	5,316	114,241
Interface, Inc. – Class A	1,643	27,257
ITT, Inc.	188,311	13,918,066
Jacobs Engineering Group, Inc.	4,485	402,888
JB Hunt Transport Services, Inc.	2,010	234,728
JELD-WEN Holding, Inc.(1)	2,173	50,870
JetBlue Airways Corp.(1)	253,527	4,746,025
Kaman Corp.	6,986	460,517
Kansas City Southern	133,519	20,449,770
KAR Auction Services, Inc.	748,852	16,317,485
Kelly Services, Inc. – Class A	9,791	221,081
Kennametal, Inc.	101,780	3,754,664
Kimball International, Inc. – Class B	1,347	27,842
Kirby Corp.(1)	72,563	6,496,565
Knight-Swift Transportation Holdings, Inc. – Class A	4,215	151,066
Knoll, Inc.	339,965	8,587,516
L3Harris Technologies, Inc.	100,165	19,819,649
Landstar System, Inc.	138	15,714
LB Foster Co. – Class A(1)	2,637	51,105
Lennox International, Inc.	111	27,081
Lincoln Electric Holdings, Inc.	124	11,995
Lindsay Corp.	2,081	199,755
Luxfer Holdings Plc	543	10,051
Lydall, Inc.(1)	5,064	103,913
Lyft, Inc. – Class A(1)	5,777	248,527
Macquarie Infrastructure Corp.	2,482	106,329
Manitowoc Co., Inc.(1)	10,204	178,570
ManpowerGroup, Inc.	116,511	11,313,218
Marten Transport Ltd.	11,462	246,318
Masco Corp.	151,978	7,293,424
Masonite International Corp.(1)	371	26,790
Matson, Inc.	12,661	516,569
Matthews International Corp. – Class A	9,101	347,385
Maxar Technologies, Inc.	17,488	274,037
McGrath RentCorp	2,283	174,741
Meritor, Inc.(1)	3,709	97,139
Mesa Air Group, Inc.(1)	3,240	28,966
Miller Industries, Inc.	3,063	113,729
Mistras Group, Inc.(1)	4,483	63,972
Mobile Mini, Inc.	8,799	333,570
Moog, Inc. – Class A	1,294	110,417
MRC Global, Inc.(1)	21,388	291,732
MSC Industrial Direct Co., Inc. – Class A	1,485	116,528
Mueller Industries, Inc.	7,357	233,585
Mueller Water Products, Inc. – Class A	308,341	3,693,925
National Presto Industries, Inc.	1,306	115,437

Navistar International Corp.(1)	14,683	424,926
Nielsen Holdings Plc	10,578	214,733
NL Industries, Inc.(1)	2,045	7,996
NN, Inc.	12,110	112,018
Nordson Corp.	183	29,800
Northwest Pipe Co.(1)	2,802	93,335
NOW, Inc.(1)	158,845	1,785,418
nVent Electric Plc	414,344	10,598,920
Old Dominion Freight Line, Inc.	1,275	241,970
Oshkosh Corp.	169,935	16,084,348
Owens Corning	263,322	17,147,529
PACCAR, Inc.	100,174	7,923,763
PAM Transportation Services, Inc.(1)	227	13,100
Park Aerospace Corp.	5,515	89,729
Parker-Hannifin Corp.	81,215	16,715,671
Park-Ohio Holdings Corp.	2,543	85,572
Patrick Industries, Inc.	2,220	116,395
Pentair Plc	5,689	260,954
PGT Innovations, Inc.(1)	8,564	127,689
PICO Holdings, Inc.(1)	4,448	49,462
Pitney Bowes, Inc.	144,361	581,775
Powell Industries, Inc.	2,636	129,138
Preformed Line Products Co.	911	54,979
Primoris Services Corp.	4,142	92,118
Quad/Graphics, Inc.	9,903	46,247
Quanex Building Products Corp.	9,687	165,454
Quanta Services, Inc.	46,363	1,887,438
Regal Beloit Corp.	77,883	6,667,564
Republic Services, Inc. – Class A	6,786	608,229
Resideo Technologies, Inc.(1)	4,104	48,961
Resources Connection, Inc.	6,260	102,226
REV Group, Inc.	6,757	82,638
Rexnord Corp.(1)	321,934	10,501,487
Roadrunner Transportation Systems, Inc.(1)	1,014	9,339
Robert Half International, Inc.	132,170	8,346,536
RR Donnelley & Sons Co.	20,520	81,054
Rush Enterprises, Inc. – Class A	7,979	371,024
Rush Enterprises, Inc. – Class B	1,494	68,276
Ryder System, Inc.	18,062	980,947
Safe Bulkers, Inc.(1)	14,417	24,509
Saia, Inc.(1)	3,124	290,907
Schneider National, Inc. – Class B	112,632	2,457,630
Scorpio Bulkers, Inc.	13,482	85,880
Sensata Technologies Holding Plc(1)	80,978	4,362,285
SkyWest, Inc.	14,635	945,860
Snap-on, Inc.	1,838	311,357
Southwest Airlines Co.	311,157	16,796,255
SP Plus Corp.(1)	6,770	287,251
Spartan Motors, Inc.	2,713	49,051
Spirit AeroSystems Holdings, Inc. – Class A	183,999	13,409,847
Spirit Airlines, Inc.(1)	4,400	177,364
SPX Corp.(1)	2,410	122,621
SPX FLOW, Inc.(1)	12,510	611,364
Standex International Corp.	86,180	6,838,383
Stanley Black & Decker, Inc.	5,154	854,224
Steelcase, Inc. – Class A	198,180	4,054,763
Stericycle, Inc.(1)	76,502	4,881,593
Sterling Construction Co., Inc.(1)	6,101	85,902
Systemax, Inc.	943	23,726
Team, Inc.(1)	9,009	143,874

Teledyne Technologies, Inc.(1)	1,217	421,739
Terex Corp.	4,761	141,783
Textainer Group Holdings Ltd.(1)	114,959	1,231,211
Textron, Inc.	202,896	9,049,162
Thermon Group Holdings, Inc.(1)	6,917	185,376
Timken Co.	300,168	16,902,460
Titan International, Inc.	14,544	52,649
Titan Machinery, Inc.(1)	5,505	81,364
TransDigm Group, Inc.	315	176,400
TriMas Corp.(1)	1,097,280	34,465,565
Trinity Industries, Inc.	61,261	1,356,931
Triton International Ltd.	16,159	649,592
Triumph Group, Inc.	11,037	278,905
TrueBlue, Inc.(1)	11,771	283,210
Tutor Perini Corp.(1)	11,817	151,967
Twin Discount, Inc.(1)	2,899	31,947
UniFirst Corp.	4,478	904,466
United Continental Holdings, Inc.(1)	146,639	12,917,430
United Rentals, Inc.(1)	25,835	4,308,503
Univar, Inc.(1)	124,131	3,008,935
Universal Forest Products, Inc.	2,040	97,308
US Ecology, Inc.	171,580	9,936,198
US Xpress Enterprises, Inc. – Class A(1)	6,333	31,855
Valmont Industries, Inc.	716	107,242
Vectrus, Inc.(1)	3,369	172,695
Veritiv Corp.(1)	3,880	76,320
VSE Corp.	2,386	90,763
Wabash National Corp.	82,916	1,218,036
WABCO Holdings, Inc.(1)	64,251	8,706,011
Wabtec Corp.	4,398	342,164
Watsco, Inc.	1,103	198,705
Watts Water Technologies, Inc. – Class A	3,553	354,447
Werner Enterprises, Inc.	13,426	488,572
Wesco Aircraft Holdings, Inc.(1)	11,362	125,209
WESCO International, Inc.(1)	170,555	10,129,261
Willis Lease Finance Corp.(1)	888	52,312
WillScot Corp. – Class A(1)	829,734	15,341,782
Woodward, Inc.	340	40,270
XPO Logistics, Inc.(1)	1,307	104,168
YRC Worldwide, Inc.(1)	9,673	24,666

Total Industrials		898,672,213

Information Technology – 12.11%
2U, Inc.(1)	1,181	28,332
3D Systems Corp.(1)	34,302	300,143
8x8, Inc.(1)	25,545	467,473
ACI Worldwide, Inc.(1)	349,440	13,238,534
Adesto Technologies Corp.(1)	999	8,491
ADTRAN, Inc.	14,098	139,429
Akamai Technologies, Inc.(1)	458	39,562
Alliance Data Systems Corp.	97,275	10,914,255
Alpha & Omega Semiconductor Ltd.(1)	5,808	79,105
Ambarella, Inc.(1)	5,589	338,470
Amdocs Ltd.	104,070	7,512,813
American Software, Inc. – Class A	3,662	54,491
Amkor Technology, Inc.(1)	29,145	378,885
Analog Devices, Inc.	91,675	10,894,657
Anixter International, Inc.(1)	9,065	834,886
Applied Optoelectronics, Inc.(1)	5,505	65,399
Arlo Technologies, Inc.(1)	22,760	95,820
Arrow Electronics, Inc.(1)	130,094	11,024,166

Avaya Holdings Corp.(1)	32,848	443,448
Avnet, Inc.	363,634	15,432,627
AVX Corp.	13,972	286,007
Axcelis Technologies, Inc.(1)	9,545	229,987
AXT, Inc.(1)	11,040	48,024
Bel Fuse, Inc. – Class B	2,848	58,384
Belden, Inc.	11,607	638,385
Benchmark Electronics, Inc.	11,100	381,396
Booz Allen Hamilton Holding Corp. – Class A	170,875	12,154,339
Brooks Automation, Inc.	408,116	17,124,547
CACI International, Inc. – Class A(1)	112,411	28,101,626
CalAmp Corp.(1)	10,493	100,523
Calix, Inc.(1)	6,356	50,848
Cambium Networks Corp.(1)	797	6,966
Cardtronics Plc – Class A(1)	2,196	98,051
Casa Systems, Inc.(1)	801	3,276
CDK Global, Inc.	177,381	9,699,193
CDW Corp.	35,000	4,999,400
Cerence, Inc.(1)	1,198	27,111
Ceridian HCM Holding, Inc.(1)	589	39,981
CEVA, Inc.(1)	446	12,024
Check Point Software Technologies Ltd.(1)	157,216	17,444,687
Ciena Corp.(1)	5,264	224,720
Cirrus Logic, Inc.(1)	71,815	5,918,274
Citrix Systems, Inc.	469	52,012
Cloudera, Inc.(1)	66,954	778,675
Coherent, Inc.(1)	816	135,742
Cohu, Inc.	11,868	271,184
CommScope Holding Co., Inc.(1)	6,422	91,128
Comtech Telecommunications Corp.	7,148	253,683
Conduent, Inc.(1)	51,744	320,813
CoreLogic, Inc.(1)	2,598	113,559
Corning, Inc.	148,725	4,329,385
Cree, Inc.(1)	3,421	157,879
CTS Corp.	9,756	292,778
Cypress Semiconductor Corp.	12,526	292,232
Daktronics, Inc.	10,628	64,725
DASAN Zhone Solutions, Inc.(1)	220	1,949
Diebold Nixdorf, Inc.(1)	10,927	115,389
Digi International, Inc.(1)	8,171	144,790
Digimarc Corp.(1)	181	6,074
Diodes, Inc.(1)	71,822	4,048,606
Dolby Laboratories, Inc. – Class A	1,847	127,074
DSP Group, Inc.(1)	3,910	61,543
DXC Technology Co.	76,910	2,891,047
Dynatrace, Inc.(1)	465	11,764
EchoStar Corp. – Class A(1)	1,704	73,800
Entegris, Inc.	256,550	12,850,589
ePlus, Inc.(1)	469	39,532
EVERTEC, Inc.	63,389	2,157,762
Exela Technologies, Inc.(1)	2,530	1,031
F5 Networks, Inc.(1)	20,944	2,924,830
Fabrinet(1)	909	58,940
FARO Technologies, Inc.(1)	244	12,285
Fidelity National Information Services, Inc.	321,514	44,719,382
First Solar, Inc.(1)	2,800	156,688
Fiserv, Inc.(1)	228,000	26,363,640
Fitbit, Inc. – Class A(1)	53,012	348,289
Flex Ltd.(1)	498,178	6,287,006
FLIR Systems, Inc.	4,202	218,798

FormFactor, Inc.(1)	21,001	545,396
Global Payments, Inc.	172,456	31,483,567
GSI Technology, Inc.(1)	4,612	32,699
GTY Technology Holdings, Inc.(1)	11,573	68,165
Hackett Group, Inc.	586	9,458
Harmonic, Inc.(1)	26,185	204,243
Hewlett Packard Enterprise Co.	883,782	14,016,783
HP, Inc.	178,000	3,657,900
Ichor Holdings Ltd.(1)	5,201	173,037
Ideanomics, Inc.(1)	1,645	1,408
II-VI, Inc.(1)	9,609	323,535
Immersion Corp.(1)	9,352	69,485
Infinera Corp.(1)	53,039	421,130
Information Services Group, Inc.(1)	12,187	30,833
Inseego Corp.(1)	13,395	98,185
Insight Enterprises, Inc.(1)	6,600	463,914
IPG Photonics Corp.(1)	1,127	163,325
Jabil, Inc.	125,874	5,202,372
Jack Henry & Associates, Inc.	307	44,721
Juniper Networks, Inc.	259,129	6,382,347
KBR, Inc.	167,739	5,116,039
KEMET Corp.	128,252	3,469,217
Keysight Technologies, Inc.(1)	134,425	13,796,038
Kimball Electronics, Inc.(1)	7,019	123,183
KLA-Tencor Corp.	73,763	13,142,354
Knowles Corp.(1)	24,366	515,341
KVH Industries, Inc.(1)	4,584	51,020
Lam Research Corp.	33,201	9,707,972
Leidos Holdings, Inc.	137,984	13,507,254
Limelight Networks, Inc.(1)	20,339	82,983
Littelfuse, Inc.	6,660	1,274,058
LiveRamp Holdings, Inc.(1)	19,827	953,084
LogMeIn, Inc.	1,611	138,127
Lumentum Holdings, Inc.(1)	22,948	1,819,776
MACOM Technology Solutions Holdings, Inc.(1)	13,593	361,574
ManTech International Corp. – Class A	18,193	1,453,257
Marvell Technology Group Ltd.	230,737	6,128,375
Maxim Integrated Products, Inc.	5,754	353,929
MAXIMUS, Inc.	186,200	13,851,418
Medallia, Inc.(1)	122	3,795
Methode Electronics, Inc.	381,973	15,030,638
Microchip Technology, Inc.	5,687	595,543
MKS Instruments, Inc.	65,696	7,227,217
Motorola Solutions, Inc.	1,521	245,094
MTS Systems Corp.	3,498	168,009
National Instruments Corp.	4,175	176,769
NCR Corp.(1)	49,975	1,757,121
NeoPhotonics Corp.(1)	11,415	100,680
NetApp, Inc.	37,400	2,328,150
NETGEAR, Inc.(1)	8,865	217,281
NetScout Systems, Inc.(1)	21,484	517,120
nLight, Inc.(1)	70,602	1,431,809
NortonLifeLock, Inc.	19,696	502,642
Nuance Communications, Inc.(1)	9,719	173,290
NVE Corp.	59	4,213
NXP Semiconductors NV	104,799	13,336,721
ON Semiconductor Corp.(1)	171,340	4,177,269
OneSpan, Inc.(1)	2,638	45,163
Onto Innovation, Inc.(1)	10,935	399,565
PC Connection, Inc.	3,321	164,921

PDF Solutions, Inc.(1)	7,965	134,529
Perspecta, Inc.	38,677	1,022,620
Photronics, Inc.(1)	18,912	298,053
Ping Identity Holding Corp.(1)	859	20,874
Plexus Corp.(1)	180,087	13,855,894
QAD, Inc. – Class A	1,676	85,359
Qorvo, Inc.(1)	138,082	16,049,271
Rambus, Inc.(1)	32,548	448,349
Ribbon Communications, Inc.(1)	17,062	52,892
RingCentral, Inc. – Class A(1)	33,000	5,566,110
Rogers Corp.(1)	48,678	6,071,607
Rosetta Stone, Inc.(1)	5,017	91,008
Sabre Corp.	7,711	173,035
Sanmina Corp.(1)	70,991	2,430,732
ScanSource, Inc.(1)	7,609	281,153
Science Applications International Corp.	106,520	9,269,370
Seagate Technology Plc	55,900	3,326,050
SecureWorks Corp. – Class A(1)	2,277	37,935
Semtech Corp.(1)	131,863	6,975,553
Skyworks Solutions, Inc.	9,299	1,124,063
SMART Global Holdings, Inc.(1)	4,054	153,809
SolarWinds Corp.(1)	1,078,788	20,011,517
SS&C Technologies Holdings, Inc.	716	43,962
StarTek, Inc.(1)	4,521	36,078
Stratasys Ltd.(1)	15,221	307,845
SunPower Corp. – Class A(1)	18,742	146,188
Sykes Enterprises, Inc.(1)	11,298	417,913
Synaptics, Inc.(1)	9,959	655,003
Synchronoss Technologies, Inc.(1)	10,942	51,974
SYNNEX Corp.	138,339	17,818,063
TE Connectivity Ltd.	243,710	23,357,166
Tech Data Corp.(1)	48,445	6,956,702
Telenav, Inc.(1)	4,500	21,870
TESSCO Technologies, Inc.	2,261	25,368
TiVo Corp.	37,153	315,057
Trimble, Inc.(1)	7,088	295,499
TTM Technologies, Inc.(1)	157,044	2,363,512
Ultra Clean Holdings, Inc.(1)	11,833	277,721
Unisys Corp.(1)	4,671	55,398
Veeco Instruments, Inc.(1)	14,119	207,338
Verint Systems, Inc.(1)	58,751	3,252,455
VeriSign, Inc.(1)	1,115	214,838
Verra Mobility Corp. – Class A(1)	469,950	6,574,601
ViaSat, Inc.(1)	1,910	139,802
Vishay Intertechnology, Inc.	113,853	2,423,930
Vishay Precision Group, Inc.(1)	775	26,350
Western Digital Corp.	80,763	5,126,028
Western Union Co.	195,971	5,248,103
Xerox Corp.	202,844	7,478,858
Xperi Corp.	11,496	212,676

Total Information Technology		650,083,931

Materials – 5.41%
Advanced Emissions Solutions, Inc.	684	7,182
AdvanSix, Inc.(1)	8,223	164,131
AK Steel Holding Corp.(1)	53,702	176,680
Albemarle Corp.	3,580	261,483
Alcoa Corp.(1)	6,393	137,513
Allegheny Technologies, Inc.(1)	37,284	770,288
American Vanguard Corp.	8,498	165,456
Amyris, Inc.(1)	15,638	48,321

AptarGroup, Inc.	75,579	8,738,444
Ardagh Group SA – Class A	644	12,610
Ashland Global Holdings, Inc.	49,034	3,752,572
Avery Dennison Corp.	112,970	14,778,735
Axalta Coating Systems Ltd.(1)	196,734	5,980,714
Berry Global Group, Inc.(1)	68,092	3,233,689
Boise Cascade Co.	8,749	319,601
Cabot Corp.	63,948	3,038,809
Carpenter Technology Corp.	13,955	694,680
Celanese Corp. – Class A	59,399	7,313,205
Century Aluminum Co.(1)	14,554	109,373
CF Industries Holdings, Inc.	6,682	318,999
Chemours Co.	106,977	1,935,214
Clearwater Paper Corp.(1)	4,754	101,546
Cleveland-Cliffs, Inc.	281,808	2,367,187
Coeur Mining, Inc.(1)	70,771	571,830
Commercial Metals Co.	34,985	779,116
Compass Minerals International, Inc.	29,509	1,798,869
Constellium SE – Class A(1)	814,100	10,908,940
Corteva, Inc.	514,485	15,208,177
Crown Holdings, Inc.(1)	202,199	14,667,516
Domtar Corp.	45,443	1,737,740
Eagle Materials, Inc.	67,760	6,143,122
Eastman Chemical Co.	74,550	5,908,833
Element Solutions, Inc.(1)	1,614,526	18,857,664
Ferro Corp.(1)	173,071	2,566,643
Ferroglobe Plc(1)	154,087	144,842
Flotek Industries, Inc.(1)	16,622	33,244
FMC Corp.	328,548	32,795,661
Freeport-McMoRan, Inc.	49,292	646,711
FutureFuel Corp.	7,395	91,624
Gold Resource Corp.	17,782	98,512
Graphic Packaging Holding Co.	586,361	9,762,911
Greif, Inc. – Class A	23,178	1,024,468
Greif, Inc. – Class B	1,920	99,398
Hawkins, Inc.	2,780	127,352
Haynes International, Inc.	3,651	130,633
HB Fuller Co.	232,704	12,000,545
Hecla Mining Co.	146,115	495,330
Huntsman Corp.	160,965	3,888,914
Innophos Holdings, Inc.	5,879	188,010
Innospec, Inc.	1,024	105,923
International Flavors & Fragrances, Inc.	3,631	468,472
International Paper Co.	92,963	4,280,946
Intrepid Potash, Inc.(1)	27,639	74,902
Kaiser Aluminum Corp.	2,273	252,053
Koppers Holdings, Inc.(1)	1,638	62,604
Kraton Corp.(1)	6,559	166,074
Kronos Worldwide, Inc.	207,587	2,781,666
Livent Corp.(1)	43,895	375,302
Louisiana-Pacific Corp.	30,237	897,132
LSB Industries, Inc.(1)	6,561	27,556
LyondellBasell Industries NV – Class A	159,475	15,067,198
Martin Marietta Materials, Inc.	1,472	411,630
Materion Corp.	3,561	211,702
Minerals Technologies, Inc.	117,760	6,786,509
Mosaic Co.	241,935	5,235,473
Neenah, Inc.	841	59,232
NewMarket Corp.	20	9,730
Newmont Goldcorp Corp.	27,827	1,209,083

Novagold Resources, Inc.(1)	20,518	183,841
Nucor Corp.	10,369	583,567
Nutrien Ltd.	198,930	9,530,736
O-I Glass, Inc.	156,319	1,864,886
Olin Corp.	5,541	95,582
Olympic Steel, Inc.	2,621	46,968
Orion Engineered Carbons SA	5,787	111,689
Packaging Corp. of America	33,582	3,760,848
PH Glatfelter Co.	370,898	6,787,433
PolyOne Corp.	1,299	47,790
PQ Group Holdings, Inc.(1)	11,784	202,449
Ramaco Resources, Inc.(1)	2,280	8,162
Rayonier Advanced Materials, Inc.	14,644	56,233
Reliance Steel & Aluminum Co.	46,286	5,543,211
Royal Gold, Inc.	1,510	184,598
RPM International, Inc.	30,695	2,356,148
Ryerson Holding Corp.(1)	353	4,176
Schnitzer Steel Industries, Inc. – Class A	7,609	164,963
Schweitzer-Mauduit International, Inc.	37,394	1,570,174
Sealed Air Corp.	4,898	195,087
Sensient Technologies Corp.	33,137	2,190,024
Silgan Holdings, Inc.	112,947	3,510,393
Sonoco Products Co.	3,363	207,564
Steel Dynamics, Inc.	290,529	9,889,607
Stepan Co.	5,442	557,479
Summit Materials, Inc. – Class A(1)	27,182	649,650
SunCoke Energy, Inc.	22,575	140,642
Synalloy Corp.(1)	2,311	29,835
TimkenSteel Corp.(1)	12,066	94,839
Trecora Resources(1)	6,156	44,015
Tredegar Corp.	7,895	176,453
Trinseo SA	51,204	1,905,301
Tronox Holdings Plc – Class A	14,515	165,761
UFP Technologies, Inc.(1)	1,872	92,870
United States Lime & Minerals, Inc.	534	48,220
United States Steel Corp.	5,778	65,927
Valhi, Inc.	7,407	13,851
Valvoline, Inc.	6,356	136,082
Verso Corp. – Class A(1)	9,655	174,080
Vulcan Materials Co.	365	52,556
Warrior Met Coal, Inc.	15,510	327,726
Westlake Chemical Corp.	1,203	84,391
Westrock Co.	8,655	371,386
Worthington Industries, Inc.	8,882	374,643
WR Grace & Co.	31,773	2,219,344

Total Materials		290,407,404

Real Estate – 7.74%
Acadia Realty Trust	25,356	657,481
Agree Realty Corp.	12,233	858,390
Alexander & Baldwin, Inc.	20,393	427,437
Alexandria Real Estate Equities, Inc.	3,892	628,869
Altisource Portfolio Solutions SA(1)	1,680	32,474
American Campus Communities, Inc.	97,988	4,608,376
American Finance Trust, Inc.	29,561	391,979
American Homes 4 Rent – Class A	320,992	8,413,200
American Realty Investors, Inc.(1)	828	14,184
Apartment Investment & Management Co. – Class A	5,022	259,386
Apple Hospitality REIT, Inc.	7,164	116,415
Armada Hoffler Properties, Inc.	11,026	202,327
Ashford Hospitality Trust, Inc.	26,313	73,413

AvalonBay Communities, Inc.	4,737	993,349
Boston Properties, Inc.	163,683	22,565,338
Braemar Hotels & Resorts, Inc.	8,770	78,316
Brandywine Realty Trust	5,895	92,846
Brixmor Property Group, Inc.	262,595	5,674,678
BRT Apartments Corp.	2,794	47,414
Camden Property Trust	3,173	336,655
CareTrust REIT, Inc.	7,236	149,279
CatchMark Timber Trust, Inc. – Class A	14,527	166,625
CBL & Associates Properties, Inc.	141,933	149,030
CBRE Group, Inc. – Class A(1)	7,184	440,307
Cedar Realty Trust, Inc.	27,316	80,582
Chatham Lodging Trust	119,035	2,183,102
CIM Commercial Trust Corp.	409	5,931
City Office REIT, Inc.	115,226	1,557,856
Colony Capital, Inc.	15,256	72,466
Columbia Property Trust, Inc.	3,967	82,950
Community Healthcare Trust, Inc.	2,240	96,006
Consolidated-Tomoka Land Co.	1,460	88,067
CoreCivic, Inc.	35,438	615,912
CorEnergy Infrastructure Trust, Inc.	3,888	173,833
CorePoint Lodging, Inc.	11,910	127,199
CoreSite Realty Corp.	285	31,954
Corporate Office Properties Trust	87,923	2,583,178
Cousins Properties, Inc.	4,949	203,899
CubeSmart	161,689	5,089,970
Cushman & Wakefield Plc(1)	1,974	40,349
CyrusOne, Inc.	283,654	18,559,481
DiamondRock Hospitality Co.	450,324	4,989,590
Digital Realty Trust, Inc.	7,069	846,442
Douglas Emmett, Inc.	294,340	12,921,526
Duke Realty Corp.	290,259	10,063,280
Easterly Government Properties, Inc.	17,218	408,583
EastGroup Properties, Inc.	58,390	7,746,601
Empire State Realty Trust, Inc. – Class A	5,025	70,149
EPR Properties	2,616	184,794
Equity Commonwealth	337,473	11,079,239
Equity Residential	244,724	19,803,066
Essential Properties Realty Trust, Inc.	21,325	529,073
Essex Property Trust, Inc.	2,235	672,422
Extra Space Storage, Inc.	791	83,545
Farmland Partners, Inc.	7,699	52,199
Federal Realty Investment Trust	2,533	326,073
First Industrial Realty Trust, Inc.	29,859	1,239,447
Forestar Group, Inc.(1)	3,622	75,519
Franklin Street Properties Corp.	193,136	1,653,244
Front Yard Residential Corp.	14,557	179,633
FRP Holdings, Inc.(1)	2,040	101,612
Gaming & Leisure Properties, Inc.	93,878	4,041,448
Getty Realty Corp.	9,798	322,060
Gladstone Commercial Corp.	6,777	148,145
Gladstone Land Corp.	5,137	66,627
Global Medical REIT, Inc.	9,312	123,198
Global Net Lease, Inc.	26,685	541,172
Griffin Industrial Realty, Inc.	211	8,345
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,547	564,662
Healthcare Realty Trust, Inc.	38,989	1,301,063
Healthcare Trust of America, Inc. – Class A	6,916	209,417
Healthpeak Properties, Inc.	16,728	576,614
Hersha Hospitality Trust – Class A	10,400	151,320

Highwoods Properties, Inc.	3,471	169,767
Host Hotels & Resorts, Inc.	252,083	4,676,140
Hudson Pacific Properties, Inc.	5,162	194,349
Independence Realty Trust, Inc.	27,025	380,512
Industrial Logistics Properties Trust	254,638	5,708,984
Investors Real Estate Trust	3,476	252,010
Invitation Homes, Inc.	18,180	544,855
Iron Mountain, Inc.	8,604	274,210
iStar, Inc.	5,061	73,435
JBG SMITH Properties	4,153	165,663
Jernigan Capital, Inc.	6,270	120,008
Jones Lang LaSalle, Inc.	12,919	2,249,069
Kennedy-Wilson Holdings, Inc.	17,851	398,077
Kilroy Realty Corp.	127,972	10,736,851
Kimco Realty Corp.	13,723	284,203
Kite Realty Group Trust	24,462	477,743
Lexington Realty Trust	449,913	4,778,076
Liberty Property Trust	5,294	317,905
Life Storage, Inc.	21,606	2,339,498
LTC Properties, Inc.	5,963	266,964
Macerich Co.	4,758	128,085
Mack-Cali Realty Corp.	25,624	592,683
Marcus & Millichap, Inc.(1)	891	33,190
Maui Land & Pineapple Co., Inc.(1)	1,337	15,041
Medical Properties Trust, Inc.	95,749	2,021,261
Mid-America Apartment Communities, Inc.	22,984	3,030,670
Monmouth Real Estate Investment Corp.	23,646	342,394
National Health Investors, Inc.	6,982	568,893
National Retail Properties, Inc.	5,815	311,800
New Senior Investment Group, Inc.	14,389	110,076
Newmark Group, Inc. – Class A	4,386	59,014
Office Properties Income Trust	148,158	4,761,798
Omega Healthcare Investors, Inc.	167,308	7,085,494
One Liberty Properties, Inc.	4,781	129,995
Outfront Media, Inc.	227,002	6,088,194
Paramount Group, Inc.	6,887	95,867
Park Hotels & Resorts, Inc.	8,107	209,728
Pebblebrook Hotel Trust	450,074	12,066,484
Pennsylvania Real Estate Investment Trust	10,233	54,542
Physicians Realty Trust	644,746	12,211,489
Piedmont Office Realty Trust, Inc. – Class A	182,316	4,054,708
PotlatchDeltic Corp.	451,081	19,518,275
Preferred Apartment Communities, Inc. – Class A	13,565	180,686
Prologis, Inc.	107,910	9,619,097
QTS Realty Trust, Inc. – Class A	294,380	15,976,003
Rafael Holdings, Inc. – Class B(1)	3,013	53,752
Rayonier, Inc.	4,369	143,128
Re/Max Holdings, Inc. – Class A	5,294	203,766
Realogy Holdings Corp.	33,707	326,284
Realty Income Corp.	11,114	818,324
Regency Centers Corp.	220,242	13,895,068
Retail Opportunity Investments Corp.	33,390	589,667
Retail Properties of America, Inc. – Class A	390,521	5,232,981
Retail Value, Inc.	17,220	633,696
Rexford Industrial Realty, Inc.	32,869	1,501,127
RLJ Lodging Trust	50,482	894,541
RPT Realty	23,619	355,230
Sabra Health Care REIT, Inc.	184,786	3,943,333
Safehold, Inc.	2,953	119,006
Saul Centers, Inc.	388	20,479

Senior Housing Properties Trust	298,683	2,520,885
Seritage Growth Properties	9,057	363,005
Service Properties Trust	122,108	2,970,888
SITE Centers Corp.	131,125	1,838,373
SL Green Realty Corp.	2,730	250,832
Spirit Realty Capital, Inc.	34,750	1,709,005
St Joe Co.(1)	10,110	200,481
STAG Industrial, Inc.	90,176	2,846,856
STORE Capital Corp.	545,642	20,319,708
Stratus Properties, Inc.(1)	1,709	52,945
Summit Hotel Properties, Inc.	197,643	2,438,915
Sun Communities, Inc.	2,350	352,735
Sunstone Hotel Investors, Inc.	66,866	930,775
Tanger Factory Outlet Centers, Inc.	109,300	1,609,989
Taubman Centers, Inc.	1,988	61,807
Tejon Ranch Co.(1)	6,241	99,731
Terreno Realty Corp.	17,605	953,135
The Howard Hughes Corp.(1)	259,718	32,932,242
Transcontinental Realty Investors, Inc.(1)	298	11,884
UDR, Inc.	9,343	436,318
UMH Properties, Inc.	1,785	28,078
Uniti Group, Inc.	156,400	1,284,044
Universal Health Realty Income Trust	380	44,597
Urban Edge Properties	34,247	656,857
Urstadt Biddle Properties, Inc. – Class A	8,699	216,083
Ventas, Inc.	12,669	731,508
VEREIT, Inc.	820,010	7,576,892
VICI Properties, Inc.	15,700	401,135
Vornado Realty Trust	5,877	390,821
Washington Prime Group, Inc.	333,605	1,214,322
Washington Real Estate Investment Trust	24,067	702,275
Weingarten Realty Investors	4,124	128,834
Welltower, Inc.	13,790	1,127,746
Weyerhaeuser Co.	25,341	765,298
Whitestone REIT – Class B	11,429	155,663
WP Carey, Inc.	5,834	466,953
Xenia Hotels & Resorts, Inc.	202,396	4,373,778

Total Real Estate		415,620,172

Utilities – 6.79%
AES Corp.	22,565	449,044
ALLETE, Inc.	15,340	1,245,148
Alliant Energy Corp.	101,114	5,532,958
Ameren Corp.	257,958	19,811,174
American Electric Power Co., Inc.	80,637	7,621,003
American Water Works Co., Inc.	6,145	754,913
Aqua America, Inc.	7,315	343,366
AquaVenture Holdings Ltd.(1)	3,527	95,652
Artesian Resources Corp. – Class A	2,317	86,216
Atlantic Power Corp.(1)	12,987	30,260
Atlantica Yield Plc	499,025	13,169,270
Atmos Energy Corp.	3,977	444,867
Avangrid, Inc.	1,915	97,971
Avista Corp.	19,647	944,824
Black Hills Corp.	63,131	4,958,309
Cadiz, Inc.(1)	4,074	44,895
California Water Service Group	824	42,485
CenterPoint Energy, Inc.	17,086	465,935
Clearway Energy, Inc. – Class A	10,239	195,770
Clearway Energy, Inc. – Class C	21,932	437,543
CMS Energy Corp.	315,452	19,823,004

Consolidated Edison, Inc.	11,337	1,025,658
Consolidated Water Co. Ltd.	4,071	66,357
DTE Energy Co.	150,915	19,599,331
Edison International	172,548	13,011,845
El Paso Electric Co.	10,000	678,900
Entergy Corp.	184,082	22,053,024
Evergy, Inc.	499,647	32,522,023
Eversource Energy	240,798	20,484,686
Exelon Corp.	88,500	4,034,715
FirstEnergy Corp.	385,221	18,721,741
Genie Energy Ltd. – Class B	2,585	19,982
Hawaiian Electric Industries, Inc.	3,681	172,492
IDACORP, Inc.	1,709	182,521
MDU Resources Group, Inc.	6,816	202,503
MGE Energy, Inc.	94,862	7,477,023
Middlesex Water Co.	661	42,020
National Fuel Gas Co.	130,355	6,066,722
New Jersey Resources Corp.	58,557	2,609,886
NiSource, Inc.	12,680	353,011
Northwest Natural Holding Co.	7,648	563,887
NorthWestern Corp.	14,967	1,072,685
NRG Energy, Inc.	8,580	341,055
OGE Energy Corp.	6,794	302,129
ONE Gas, Inc.	161,606	15,121,473
Ormat Technologies, Inc.	7,570	564,116
Otter Tail Corp.	6,627	339,899
Pattern Energy Group, Inc. – Class A	26,323	704,272
PG&E Corp.(1)	18,028	195,964
Pinnacle West Capital Corp.	3,814	342,993
PNM Resources, Inc.	23,784	1,206,087
Portland General Electric Co.	84,745	4,727,924
PPL Corp.	244,806	8,783,639
Public Service Enterprise Group, Inc.	116,478	6,878,026
RGC Resources, Inc.	2,125	60,733
Sempra Energy	9,609	1,455,571
SJW Group	2,761	196,197
South Jersey Industries, Inc.	220,924	7,286,074
Southwest Gas Holdings, Inc.	14,294	1,085,915
Spire, Inc.	14,714	1,225,823
Sunnova Energy International, Inc.(1)	2,838	31,672
TerraForm Power, Inc. – Class A	6,681	102,821
UGI Corp.	178,676	8,069,008
Unitil Corp.	4,227	261,313
Vistra Energy Corp.	1,592,984	36,622,702
WEC Energy Group, Inc.	218,186	20,123,295
Xcel Energy, Inc.	333,296	21,160,963
York Water Co.	393	18,121

Total Utilities		364,763,404

Total Common Stocks (Cost: $4,427,043,545)		5,267,889,771

RIGHTS – 0.00%(2)
Healthcare – 0.00%(2)
Corium International, Inc., expires 03/31/2020 – CVR(1)(4)	1,051	189

Total Healthcare		189

Total Rights (Cost: $0)		189

SHORT-TERM INVESTMENTS – 1.84%
Money Market Funds – 1.76%
Goldman Sachs Financial Square Government Fund – Class I, 1.50%(3)	94,695,730	94,695,730

Total Money Market Funds (Cost: $94,695,730)		94,695,730

	Principal Amount		Value
Time Deposits – 0.08%
ANZ, London, 1.81% due 01/02/2020		$770,701	770,701
Banco Santander, Frankfurt, 1.81% due 01/02/2020		1,904,483	1,904,483
BBVA, Madrid, 1.81% due 01/02/2020		632,642	632,642
BNP Paribas, Paris, 1.81% due 01/02/2020		1,036,030	1,036,030
Brown Brothers Harriman, 0.87% due 01/02/2020	CAD	14	11

Total Time Deposits (Cost: $4,343,867)			4,343,867

Total Short-Term Investments (Cost: $99,039,597)			99,039,597

TOTAL INVESTMENTS IN SECURITIES – 99.97%
(Cost: $4,526,083,142)			5,366,929,557

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.03%			1,411,670

TOTAL NET ASSETS – 100.00%			$5,368,341,227

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

CVR Contingent Value Right

REIT Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $189, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$144,876,470	$—	$—		$144,876,470
Consumer Discretionary	529,109,906	—	—		529,109,906
Consumer Staples	166,822,365	—	—		166,822,365
Energy	244,418,639	—	—		244,418,639
Financials	1,213,873,554	—	—	(2)	1,213,873,554
Healthcare	349,241,713	—	—		349,241,713
Industrials	898,672,213	—	—		898,672,213
Information Technology	650,083,931	—	—		650,083,931
Materials	290,407,404	—	—		290,407,404
Real Estate	415,620,172	—	—		415,620,172
Utilities	364,763,404	—	—		364,763,404
Rights
Healthcare	—	—	189		189
Short-Term Investments
Money Market Funds	94,695,730	—	—		94,695,730
Time Deposits	—	4,343,867	—		4,343,867

Total Assets	$5,362,585,501	$4,343,867	$189		$5,366,929,557

(2)	Includes a security valued at $0.

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.85%
Australia – 2.35%
AGL Energy Ltd.	26,476	$381,085
Alumina Ltd.	99,068	160,015
AMP Ltd.	135,352	182,075
APA Group – Stapled Security	47,870	372,641
Aristocrat Leisure Ltd.	23,316	550,937
ASX Ltd.	7,854	432,442
Aurizon Holdings Ltd.	80,743	296,321
AusNet Services – Class Miscella	74,496	88,836
Australia & New Zealand Banking Group Ltd.	116,439	2,008,106
Bendigo & Adelaide Bank Ltd.	21,026	144,277
BHP Group Ltd.	121,009	3,313,506
BHP Group Plc	86,759	2,033,103
BlueScope Steel Ltd.	20,855	220,888
Boral Ltd.	47,328	148,898
Brambles Ltd.	64,198	528,395
Caltex Australia Ltd.	10,131	241,567
Challenger Ltd.	22,182	126,227
CIMIC Group Ltd.	3,420	79,514
Coca-Cola Amatil Ltd.	21,234	164,896
Cochlear Ltd.	357,725	56,379,659
Coles Group Ltd.	46,002	478,870
Commonwealth Bank of Australia	72,718	4,079,321
Computershare Ltd.	19,800	233,440
Crown Resorts Ltd.	15,771	132,969
CSL Ltd.	486,280	94,280,975
Dexus Property Group	44,501	366,323
Flight Centre Travel Group Ltd.	1,987	61,458
Fortescue Metals Group Ltd.	57,952	436,863
Goodman Group	66,763	627,385
GPT Group	79,031	311,307
Harvey Norman Holdings Ltd.	22,465	64,163
Incitec Pivot Ltd.	61,217	136,764
Insurance Australia Group Ltd.	93,763	503,800
LendLease Group – Stapled Security	22,888	282,976
Macquarie Group Ltd.	13,119	1,270,500
Magellan Financial Group Ltd.	5,091	203,971
Medibank Pvt Ltd.	111,540	247,197
Mirvac Group	159,606	357,246
National Australia Bank Ltd.	118,428	2,049,290
Newcrest Mining Ltd.	31,178	658,447
Oil Search Ltd.	55,675	283,889
Orica Ltd.	15,441	238,108
Origin Energy Ltd.	71,101	421,575
Qantas Airways Ltd.	29,637	147,726
QBE Insurance Group Ltd.	4,661,562	42,124,056
Ramsay Health Care Ltd.	6,559	333,708
REA Group Ltd.	2,138	155,319
Santos Ltd.	71,832	413,247
Scentre Group	220,340	592,991
Seek Ltd.	2,162,226	34,223,067
Sonic Healthcare Ltd.	18,273	368,437
South32 Ltd.	209,502	395,564
Stockland	96,258	312,315
Suncorp Group Ltd.	52,569	477,528
Sydney Airport – Stapled Security	43,346	263,358
Tabcorp Holdings Ltd.	80,919	257,250
Telstra Corp. Ltd.	168,886	419,511
TPG Telecom Ltd.	20,044	94,441

Transurban Group – Stapled Security	110,001	1,151,386
Treasury Wine Estates Ltd.	2,875,778	32,757,281
Vicinity Centres	129,996	227,371
Washington H Soul Pattinson & Co. Ltd.	5,392	81,344
Wesfarmers Ltd.	46,449	1,349,888
Westpac Banking Corp.	143,359	2,448,106
WiseTech Global Ltd.	5,809	95,396
Woodside Petroleum Ltd.	38,455	929,788
Woolworths Group Ltd.	51,067	1,295,236
WorleyParsons Ltd.	14,115	152,478

Total Australia		296,647,017

Austria – 0.01%
Andritz AG	2,939	126,348
Erste Group Bank AG	12,146	456,230
OMV AG	6,115	342,592
Raiffeisen Bank International AG	6,025	150,802
Verbund AG	2,608	130,921
Voestalpine AG	4,991	138,429

Total Austria		1,345,322

Belgium – 0.16%
Ageas	7,208	426,228
Anheuser-Busch InBev SA	92,304	7,559,735
Colruyt SA	3,197	166,681
Galapagos NV(1)	1,759	366,307
Groupe Bruxelles Lambert SA	3,257	343,681
KBC Group NV	124,341	9,374,646
Proximus	6,224	178,341
Solvay SA	3,123	363,495
Telenet Group Holding NV	1,708	76,780
UCB SA	5,129	408,138
Umicore SA	7,715	375,983

Total Belgium		19,640,015

Brazil – 0.40%
Raia Drogasil SA	1,800,571	50,156,909

Total Brasil		50,156,909

Canada – 2.65%
Canadian Pacific Railway Ltd.	300,916	76,718,534
Dollarama, Inc.	711,562	24,455,749
Fairfax Financial Holdings Ltd.	56,233	26,404,458
Lululemon Athletica, Inc.(1)	182,716	42,329,816
Shopify, Inc. – Class A(1)	412,985	164,194,576

Total Canada		334,103,133

Chile – 0.00%(2)
Antofagasta Plc	15,903	192,549

Total Chile		192,549

China – 3.24%
Alibaba Group Holding Ltd. – ADR(1)	431,890	91,603,869
Baidu, Inc. – ADR(1)	199,007	25,154,485
BeiGene Ltd. – ADR(1)	1,461	242,175
Lenovo Group Ltd.	97,306,000	65,346,181
Ping An Insurance Group Co. of China Ltd. – Class H	2,973,500	35,186,817
Shanghai Fosun Pharmaceutical Group Co. Ltd. – Class H	17,405,500	52,529,045
Tencent Holdings Ltd.	1,300,556	62,655,791
Trip.com Group Ltd. – ADR(1)	698,448	23,425,946
Tsingtao Brewery Co. Ltd. – Class H	7,885,000	52,972,689
Yangzijiang Shipbuilding Holdings Ltd.	102,100	85,107

Total China		409,202,105

Denmark – 0.99%
AP Moller – Maersk – Class A	152	206,033
AP Moller – Maersk – Class B	28,751	41,482,707

Carlsberg – Class B	4,340	647,684
CHR Hansen Holding A/S	4,280	340,238
Coloplast A/S – Class B	4,820	597,974
Danske Bank A/S	711,969	11,518,449
Demant A/S(1)	4,200	132,274
DSV A/S	470,159	54,198,124
Genmab A/S(1)	2,637	586,478
H Lundbeck A/S	2,828	108,116
ISS A/S	6,371	152,871
Novo Nordisk A/S – Class B	71,789	4,160,089
Novozymes A/S – Class B	190,296	9,314,437
Orsted A/S(3)	7,675	793,785
Pandora A/S	4,057	176,485
Tryg A/S	4,903	145,410
Vestas Wind Systems	7,666	774,316

Total Denmark		125,335,470

Finland – 0.77%
Elisa OYJ	5,761	318,319
Fortum OYJ	17,989	444,030
Kone OYJ – Class B	654,876	42,820,928
Metso OYJ	4,270	168,687
Neste OYJ	17,164	597,224
Nokia OYJ	13,492,850	49,908,278
Nokian Renkaat OYJ	5,300	152,438
Nordea Bank Abp	132,576	1,072,565
Orion OYJ – Class B	4,216	195,250
Sampo OYJ – Class A	18,248	796,765
Stora Enso OYJ – Class R	24,579	357,644
UPM-Kymmene OYJ	21,993	763,036
Wartsila OYJ Abp	17,916	198,034

Total Finland		97,793,198

France – 7.71%
Accor SA	7,326	343,874
Aeroports de Paris	1,191	235,810
Air Liquide SA	19,138	2,713,211
Airbus SE	23,676	3,474,814
Alstom SA	7,735	367,560
Amundi SA(3)	316,609	24,897,036
Arkema SA	2,779	297,152
Atos SE	3,967	331,494
AXA SA	79,369	2,242,670
BioMerieux	1,681	149,868
BNP Paribas SA	1,336,190	79,420,588
Bollore SA	35,754	156,242
Bouygues SA	301,768	12,863,452
Bureau Veritas SA	11,918	311,560
Capgemini SE	6,448	788,622
Carrefour SA	24,442	411,082
Casino Guichard Perrachon SA	2,241	104,982
Cie de Saint-Gobain	1,927,577	78,964,860
Cie Generale des Etablissements Michelin SCA	105,194	12,945,081
CNP Assurances	6,930	138,081
Covivio	1,975	224,301
Credit Agricole SA	47,622	692,964
Danone SA	25,053	2,080,550
Dassault Aviation SA	95	124,663
Dassault Systemes	5,334	879,712
Edenred	9,867	511,352
Eiffage SA	3,031	347,737
Electricite de France SA	26,644	297,301

Engie SA	75,027	1,215,312
EssilorLuxottica SA	284,679	43,522,164
EssilorLuxottica SA	172,788	26,271,111
Eurazeo SE	1,456	99,941
Eutelsat Communications SA	7,302	118,683
Faurecia SE	3,065	166,392
Gecina SA	1,894	339,070
Getlink SE	17,851	311,230
Hermes International	1,285	962,604
ICADE	1,272	138,504
Iliad SA	1,080	140,478
Ingenico Group SA	2,456	267,160
Ipsen SA	1,530	135,813
JCDecaux SA	3,454	106,722
Kering SA	3,074	2,025,505
Klepierre SA	8,330	316,906
Legrand SA	568,875	46,456,516
L’Oreal SA	10,252	3,031,593
LVMH Moet Hennessy Louis Vuitton SE	179,091	83,448,154
Natixis SA	38,187	170,105
Orange SA	5,781,493	84,966,057
Pernod Ricard SA	279,825	50,071,239
Peugeot SA	23,803	573,109
Publicis Groupe SA	571,874	25,929,583
Remy Cointreau SA	916	112,509
Renault SA	8,075	383,461
Rexel SA	2,929,114	38,959,257
Safran SA	13,279	2,051,066
Sanofi SA	1,908,355	191,651,250
Sartorius Stedim Biotech	29,324	4,867,422
Schneider Electric SE	359,251	36,909,353
SCOR SE	186,113	7,834,584
SEB SA	918	136,532
Societe Generale SA	33,302	1,162,173
Sodexo SA	3,589	425,324
Suez Environnement Co.	14,333	217,192
Teleperformance	2,377	580,743
Thales SA	4,239	441,089
TOTAL SA	1,517,609	84,212,906
Ubisoft Entertainment SA(1)	3,412	236,394
Unibail-Rodamco-Westfield	5,684	896,748
Valeo SA	9,779	346,600
Veolia Environnement SA	22,275	592,701
Vinci SA	20,980	2,336,619
Vivendi SA	35,630	1,031,757
Wendel SA	1,007	134,140
Worldline SA(1)(3)	4,076	288,952

Total France		972,909,342

Germany – 7.01%
Adidas AG	316,975	103,181,078
Allianz SE	287,297	70,395,747
BASF SE	400,035	30,137,290
Bayer AG	897,360	72,952,358
Bayerische Motoren Werke AG	13,601	1,114,000
Bechtle AG	419,671	58,598,668
Beiersdorf AG	4,090	489,284
Brenntag AG	6,253	339,267
Carl Zeiss Meditec AG	1,674	212,815
Commerzbank AG	10,034,814	61,975,185
Continental AG	534,333	69,051,997

Covestro AG(3)	238,572	11,100,784
Daimler AG – Class REGISTERED	1,267,239	70,058,431
Delivery Hero SE(1)(3)	4,587	363,562
Deutsche Bank AG	81,381	630,582
Deutsche Boerse AG	7,709	1,208,869
Deutsche Lufthansa AG	9,592	176,561
Deutsche Post AG	40,134	1,526,063
Deutsche Telekom AG	2,216,721	36,226,065
Deutsche Wohnen SE	14,928	607,224
E.ON SE	6,563,986	70,148,516
Evonik Industries AG	7,525	229,831
Fraport AG Frankfurt Airport Services Worldwide	1,680	142,607
Fresenius Medical Care AG & Co. KGaA	980,248	72,173,537
Fresenius SE & Co. KGaA	17,164	965,878
GEA Group AG	6,298	208,260
Hannover Rueck SE	2,493	480,687
HeidelbergCement AG	6,008	436,571
Henkel AG & Co. KGaA	4,216	396,273
HOCHTIEF AG	1,054	134,191
Infineon Technologies AG	1,833,217	41,420,365
KION Group AG	2,622	180,308
Knorr-Bremse AG	1,962	199,720
LANXESS AG	3,503	235,203
Merck KGaA	5,244	618,235
METRO AG	7,669	123,403
MTU Aero Engines AG	2,056	585,807
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,893	1,738,983
Nemetschek SE	158,089	10,414,661
Puma SE	3,163	242,545
RWE AG	23,694	726,031
SAP SE	39,874	5,366,971
Siemens AG	163,495	21,351,068
Siemens Healthineers AG(3)	6,086	291,745
Symrise AG – Class A	5,220	548,668
Telefonica Deutschland Holding AG	37,328	108,285
ThyssenKrupp AG	16,215	217,883
TUI AG	17,799	224,628
Uniper SE	8,320	274,990
United Internet AG – Class REG	4,943	161,880
Volkswagen AG	30,668	5,939,931
Vonovia SE	21,162	1,136,598
Wirecard AG	4,763	570,463
Zalando SE(1)(3)	1,120,960	56,530,206

Total Germany		884,870,758

Hong Kong – 5.57%
AIA Group Ltd.	12,572,585	132,238,027
ASM Pacific Technology Ltd.	12,400	172,117
Bank of East Asia Ltd.	52,800	117,883
BOC Hong Kong Holdings Ltd.	154,000	534,600
Budweiser Brewing Co. APAC Ltd.(1)(3)	53,700	181,244
China Mobile Ltd.	18,268,000	154,361,993
China Resources Power Holdings Co. Ltd.	17,028,000	23,908,922
CK Asset Holdings Ltd.	107,000	772,136
CK Hutchison Holdings Ltd.	15,817,500	150,827,577
CK Infrastructure Holdings Ltd.	28,000	199,267
CLP Holdings Ltd.	66,500	698,079
Dairy Farm International Holdings Ltd.	15,600	89,078
Galaxy Entertainment Group Ltd.	8,084,000	59,511,290
Hang Lung Properties Ltd.	82,000	180,051
Hang Seng Bank Ltd.	31,700	655,238

Henderson Land Development Co. Ltd.	63,758	312,864
HK Electric Investments & HK Electric Investments Ltd.	103,000	101,516
HKT Trust & HKT Ltd. – Class Miscella	156,000	219,849
Hong Kong & China Gas Co. Ltd.	418,992	818,656
Hong Kong Exchanges & Clearing Ltd.	48,399	1,572,374
Hongkong Land Holdings Ltd.	47,100	270,922
Jardine Matheson Holdings Ltd.	293,000	16,304,779
Jardine Strategic Holdings Ltd.	711,600	21,823,421
Kerry Properties Ltd.	28,500	90,518
Link Real Estate Investment Trust	85,500	905,785
Melco Resorts & Entertainment Ltd. – ADR	8,652	209,119
MTR Corp. Ltd.	65,000	384,118
New World Development Co. Ltd.	258,413	354,218
NWS Holdings Ltd.	40,613	56,922
PCCW Ltd.	171,000	101,180
Power Assets Holdings Ltd.	58,000	424,306
Sino Land Co. Ltd.	124,490	180,698
SJM Holdings Ltd.	75,000	85,400
Sun Hung Kai Properties Ltd.	64,500	987,810
Swire Pacific Ltd. – Class A	5,238,000	48,659,413
Swire Properties Ltd.	47,200	156,366
Techtronic Industries Co. Ltd.	4,457,500	36,380,762
Vitasoy International Holdings Ltd.	32,000	116,084
WH Group Ltd.(3)	46,499,500	48,079,276
Wharf Real Estate Investment Co. Ltd.	50,000	305,078
Wheelock & Co. Ltd.	34,000	226,654
Yue Yuen Industrial Holdings Ltd.	32,500	95,917

Total Hong Kong		703,671,507

India – 1.88%
Asian Paints Ltd.	2,234,574	56,056,343
HDFC Bank Ltd. – ADR	1,008,907	63,934,437
Housing Development Finance Corp. Ltd.	1,924,906	65,099,284
Mahindra & Mahindra Ltd. – GDR	2,737,551	20,695,885
MakeMyTrip Ltd.(1)	487,900	11,172,910
United Spirits Ltd.(1)	2,363,362	19,843,457

Total India		236,802,316

Ireland – 1.92%
Accenture Plc – Class A	376,844	79,352,041
AerCap Holdings NV(1)	5,207	320,074
AIB Group Plc	31,794	110,770
Bank of Ireland Group Plc	39,077	215,064
CRH Plc	32,338	1,297,043
DCC Plc	3,990	346,089
Experian Plc	2,322,478	78,730,794
Flutter Entertainment Plc	3,050	372,967
ICON Plc(1)	193,338	33,298,604
James Hardie Industries Plc	17,944	350,706
Kerry Group Plc – Class A	6,444	803,057
Kingspan Group Plc	758,649	46,335,675
Paddy Power Betfair Plc	244	29,737
Smurfit Kappa Group Plc	9,118	351,564

Total Ireland		241,914,185

Isle of Man – 0.00%(2)
GVC Holdings Plc	24,979	292,557

Total Isle of Man		292,557

Israel – 0.03%
Azrieli Group Ltd.	1,741	127,532
Bank Hapoalim BM	45,816	380,492
Bank Leumi Le-Israel BM	59,729	435,600
Check Point Software Technologies Ltd.(1)	4,941	548,253

CyberArk Software Ltd.(1)	1,531	178,484
Elbit Systems Ltd.	921	143,504
Israel Chemicals Ltd.	30,517	144,117
Israel Discount Bank Ltd. – Class A	47,144	218,947
Mizrahi Tefahot Bank Ltd.	5,679	151,485
Nice Ltd.(1)	2,521	390,905
Teva Pharmaceutical Industries Ltd. – ADR(1)	45,653	447,399
Wix.com Ltd.(1)	1,922	235,214

Total Israel		3,401,932

Italy – 2.17%
Assicurazioni Generali SpA	45,138	931,865
Atlantia SpA	20,620	481,248
Davide Campari-Milano SpA	23,649	216,088
Enel SpA	11,937,314	94,827,939
ENI SpA	9,798,673	152,185,452
Ferrari NV	4,889	811,748
FinecoBank Banca Fineco SpA	22,764	273,073
Intesa Sanpaolo SpA	611,374	1,610,475
Leonardo SpA	13,561	159,034
Mediobanca Banca di Credito Finanziario SpA	26,440	291,119
Moncler SpA	7,235	325,629
Pirelli & C SpA(3)	16,148	93,102
Poste Italiane SpA(3)	21,128	240,075
Prysmian SpA	9,791	236,347
Recordati SpA	4,197	176,924
Snam SpA	89,518	470,668
Telecom Italia SpA(1)	15,543,407	9,707,011
Telecom Italia SpA Savings Share	246,161	150,753
Terna Rete Elettrica Nazionale SpA	58,619	392,039
UniCredit SpA	689,197	10,073,973

Total Italy		273,654,562

Japan – 17.73%
ABC-Mart, Inc.	1,200	81,914
Acom Co. Ltd.	18,100	82,123
Advantest Corp.	8,100	456,825
Aeon Co. Ltd.	26,500	546,864
Aeon Financial Service Co. Ltd.	4,900	77,207
Aeon Mall Co. Ltd.	4,600	81,593
AGC, Inc.	7,300	261,033
Air Water, Inc.	6,000	87,550
Aisin Seiki Co. Ltd.	6,800	251,870
Ajinomoto Co., Inc.	17,865	297,404
Alfresa Holdings Corp.	7,600	154,394
Alps Alpine Co. Ltd.	8,400	190,674
Amada Holdings Co. Ltd.	13,100	148,996
ANA Holdings, Inc.	4,700	156,903
Aozora Bank Ltd.	4,700	124,168
Asahi Group Holdings Ltd.	14,700	670,622
Asahi Intecc Co. Ltd.	7,900	231,322
Asahi Kasei Corp.	51,000	572,649
Astellas Pharma, Inc.	4,167,700	71,142,587
Bandai Namco Holdings, Inc.	8,100	492,741
Bank of Kyoto Ltd.	2,100	89,546
Benesse Holdings, Inc.	2,600	68,340
Bridgestone Corp.	23,500	873,028
Brother Industries Ltd.	8,900	183,814
Calbee, Inc.	3,300	107,518
Canon, Inc.	41,100	1,124,845
Casio Computer Co. Ltd.	7,900	157,870
Central Japan Railway Co.	5,900	1,186,306

Chiba Bank Ltd.	22,600	129,949
Chubu Electric Power Co., Inc.	26,000	367,532
Chugai Pharmaceutical Co. Ltd.	9,100	838,067
Chugoku Electric Power Co., Inc.	11,400	149,854
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	127,752
Concordia Financial Group Ltd.	42,700	175,356
Credit Saison Co. Ltd.	6,400	111,000
CyberAgent, Inc.	3,800	132,376
Dai Nippon Printing Co. Ltd.	10,100	273,180
Daicel Corp.	10,600	101,340
Daifuku Co. Ltd.	4,100	247,783
Dai-ichi Life Holdings, Inc.	716,600	11,809,769
Daiichi Sankyo Co. Ltd.	23,000	1,519,018
Daikin Industries Ltd.	10,100	1,425,007
Daito Trust Construction Co. Ltd.	2,900	358,371
Daiwa House Industry Co. Ltd.	23,400	724,391
Daiwa House REIT Investment Corp.	75	196,113
Daiwa Securities Group, Inc.	63,400	320,069
Denso Corp.	502,400	22,689,560
Dentsu, Inc.	8,900	306,657
Disco Corp.	1,100	258,308
East Japan Railway Co.	901,400	81,362,167
Eisai Co. Ltd.	10,200	763,225
Electric Power Development Co. Ltd.	6,300	152,917
FamilyMart UNY Holdings Co. Ltd.	10,300	246,682
FANUC Corp.	8,000	1,477,319
Fast Retailing Co. Ltd.	2,400	1,425,778
Fuji Electric Co. Ltd.	5,100	154,924
FUJIFILM Holdings Corp.	1,545,600	73,811,519
Fujitsu Ltd.	320,000	30,097,865
Fukuoka Financial Group, Inc.	282,100	5,389,819
GMO Payment Gateway, Inc.	1,700	116,418
Hakuhodo DY Holdings, Inc.	9,800	157,692
Hamamatsu Photonics KK	5,700	233,589
Hankyu Hanshin Holdings, Inc.	9,100	389,259
Hikari Tsushin, Inc.	800	201,038
Hino Motors Ltd.	12,800	135,366
Hirose Electric Co. Ltd.	1,415	180,882
Hisamitsu Pharmaceutical Co., Inc.	2,500	121,754
Hitachi Chemical Co. Ltd.	4,215	176,591
Hitachi Construction Machinery Co. Ltd.	4,100	122,128
Hitachi High-Technologies Corp.	2,780	196,878
Hitachi Ltd.	39,200	1,654,073
Hitachi Metals Ltd.	2,644,400	38,924,822
Honda Motor Co. Ltd.	4,171,700	118,065,526
Hoshizaki Corp.	2,200	196,152
Hoya Corp.	15,500	1,479,662
Hulic Co. Ltd.	12,300	148,094
Idemitsu Kosan Co. Ltd.	8,265	228,376
IHI Corp.	6,000	140,406
Iida Group Holdings Co. Ltd.	724,800	12,702,502
Inpex Corp.	3,102,600	32,142,097
Isetan Mitsukoshi Holdings Ltd.	14,400	129,308
Isuzu Motors Ltd.	3,521,600	41,628,027
ITOCHU Corp.	55,200	1,279,353
Itochu Techno-Solutions Corp.	3,500	98,567
J Front Retailing Co. Ltd.	9,900	138,078
Japan Airlines Co. Ltd.	4,700	146,339
Japan Airport Terminal Co. Ltd.	2,200	122,067
Japan Exchange Group, Inc.	20,600	362,665

Japan Post Bank Co. Ltd.	16,400	157,355
Japan Post Holdings Co. Ltd.	65,300	614,111
Japan Post Insurance Co. Ltd.	9,100	155,123
Japan Prime Realty Investment Corp.	32	140,700
Japan Real Estate Investment Corp.	54	358,370
Japan Retail Fund Investment Corp.	106	228,102
Japan Tobacco, Inc.	2,709,400	60,410,283
JFE Holdings, Inc.	19,800	254,062
JGC Corp.	8,900	141,653
JSR Corp.	7,800	142,682
JTEKT Corp.	8,300	98,049
JXTG Holdings, Inc.	5,047,650	22,909,160
Kajima Corp.	18,100	240,643
Kakaku.com, Inc.	1,243,900	31,760,632
Kamigumi Co. Ltd.	4,100	90,126
Kansai Electric Power Co., Inc.	29,300	339,435
Kansai Paint Co. Ltd.	7,200	175,890
Kao Corp.	430,300	35,489,036
Kawasaki Heavy Industries Ltd.	6,775	148,079
KDDI Corp.	72,600	2,166,121
Keihan Holdings Co. Ltd.	3,900	189,371
Keikyu Corp.	9,000	173,511
Keio Corp.	4,200	254,139
Keisei Electric Railway Co. Ltd.	5,200	201,497
Keyence Corp.	264,808	92,984,305
Kikkoman Corp.	5,900	288,833
Kintetsu Group Holdings Co. Ltd.	7,000	379,679
Kirin Holdings Co. Ltd.	33,400	729,008
Kobayashi Pharmaceutical Co. Ltd.	1,900	160,932
Koito Manufacturing Co. Ltd.	4,200	194,485
Komatsu Ltd.	38,000	912,055
Konami Holdings Corp.	3,800	156,152
Konica Minolta, Inc.	19,200	125,071
Kose Corp.	1,300	189,493
Kubota Corp.	43,200	678,380
Kuraray Co. Ltd.	12,600	152,685
Kurita Water Industries Ltd.	3,700	109,797
Kyocera Corp.	1,210,500	82,502,480
Kyowa Kirin Co. Ltd.	9,900	233,248
Kyushu Electric Power Co., Inc.	15,600	135,345
Kyushu Railway Co.	6,700	224,300
Lawson, Inc.	1,900	107,849
LINE Corp.(1)	2,500	122,831
Lion Corp.	9,100	176,892
LIXIL Group Corp.	11,400	196,728
M3, Inc.	17,900	539,785
Makita Corp.	9,000	310,814
Marubeni Corp.	63,100	466,206
Marui Group Co. Ltd.	8,000	195,060
Maruichi Steel Tube Ltd.	2,100	59,015
Mazda Motor Corp.	23,000	195,993
McDonald’s Holdings Co. Japan Ltd.	2,650	127,674
Mebuki Financial Group, Inc.	36,540	93,161
Medipal Holdings Corp.	7,540	166,411
MEIJI Holdings Co. Ltd.	4,600	310,869
Mercari, Inc.(1)	2,700	55,199
Minebea Co. Ltd.	14,700	303,645
MISUMI Group, Inc.	11,300	279,677
Mitsubishi Chemical Holdings Corp.	51,650	384,854
Mitsubishi Corp.	55,300	1,464,973

Mitsubishi Electric Corp.	5,578,900	75,960,584
Mitsubishi Estate Co. Ltd.	48,000	918,474
Mitsubishi Gas Chemical Co., Inc.	6,900	105,116
Mitsubishi Heavy Industries Ltd.	13,340	517,283
Mitsubishi Materials Corp.	4,500	122,129
Mitsubishi Motors Corp.	29,000	120,880
Mitsubishi Tanabe Pharma Corp.	9,490	174,095
Mitsubishi UFJ Financial Group, Inc.	505,300	2,731,822
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,800	101,716
Mitsui & Co. Ltd.	735,800	13,079,232
Mitsui Chemicals, Inc.	7,600	185,131
Mitsui Fudosan Co. Ltd.	36,200	884,725
Mitsui OSK Lines Ltd.	4,600	126,502
Mizuho Financial Group, Inc.	990,900	1,526,402
Monotaro Co. Ltd.	5,100	135,767
MS&AD Insurance Group Holdings, Inc.	1,898,340	62,661,731
Murata Manufacturing Co. Ltd.	823,400	50,679,120
Nabtesco Corp.	4,600	135,548
Nagoya Railroad Co. Ltd.	7,600	236,002
NEC Corp.	10,000	413,845
Nexon Co. Ltd.(1)	20,000	265,306
NGK Insulators Ltd.	11,200	194,835
NGK Spark Plug Co. Ltd.	6,900	133,750
NH Foods Ltd.	3,400	140,840
Nidec Corp.	322,500	44,048,278
Nikon Corp.	13,200	161,431
Nintendo Co. Ltd.	4,500	1,799,821
Nippon Building Fund, Inc.	54	395,834
Nippon Express Co. Ltd.	3,200	187,581
Nippon Paint Holdings Co. Ltd.	5,900	303,742
Nippon Prologis Real Estate Investment Trust, Inc.	81	206,300
Nippon Shinyaku Co. Ltd.	1,900	164,528
Nippon Steel Corp.	32,600	491,377
Nippon Telegraph & Telephone Corp.	2,169,600	54,833,800
Nippon Yusen KK	6,200	111,747
Nissan Chemical Corp.	4,800	201,014
Nissan Motor Co. Ltd.	96,200	557,454
Nisshin Seifun Group, Inc.	8,700	151,793
Nissin Foods Holdings Co. Ltd.	2,600	193,109
Nitori Holdings Co. Ltd.	3,300	520,909
Nitto Denko Corp.	6,400	359,858
Nomura Holdings, Inc.	137,000	704,973
Nomura Real Estate Holdings, Inc.	5,500	131,919
Nomura Real Estate Master Fund, Inc.	165	282,238
Nomura Research Institute Ltd.	13,814	295,427
NSK Ltd.	15,000	141,798
NTT Data Corp.	25,600	342,374
NTT DOCOMO, Inc.	54,800	1,526,516
Obayashi Corp.	26,200	290,995
Obic Co. Ltd.	2,600	350,222
Odakyu Electric Railway Co. Ltd.	12,000	279,948
Oji Holdings Corp.	34,800	188,198
Olympus Corp.	3,503,800	54,003,036
Omron Corp.	7,800	454,648
Ono Pharmaceutical Co. Ltd.	15,200	347,021
Oracle Corp.	1,600	145,214
Oriental Land Co. Ltd.	8,100	1,105,175
ORIX Corp.	54,500	903,140
Orix JREIT, Inc.	107	231,927
Osaka Gas Co. Ltd.	15,900	304,059

Otsuka Corp.	4,300	171,720
Otsuka Holdings Co. Ltd.	15,630	696,696
Pan Pacific International Holdings Corp.	17,600	292,007
Panasonic Corp.	9,072,000	85,088,002
Park24 Co. Ltd.	4,700	115,084
PeptiDream, Inc.(1)	3,800	194,193
Persol Holdings Co. Ltd.	7,200	134,936
Pigeon Corp.	701,200	25,675,275
Pola Orbis Holdings, Inc.	3,700	88,131
Rakuten, Inc.	34,900	298,157
Recruit Holdings Co. Ltd.	55,000	2,060,044
Renesas Electronics Corp.(1)	29,800	203,592
Resona Holdings, Inc.	1,967,100	8,573,667
Ricoh Co. Ltd.	27,400	298,153
Rinnai Corp.	1,500	117,224
Rohm Co. Ltd.	153,500	12,247,626
Ryohin Keikaku Co. Ltd.	9,700	226,072
Sankyo Co. Ltd.	2,100	69,747
Santen Pharmaceutical Co. Ltd.	14,600	278,030
SBI Holdings, Inc.	9,525	201,094
Secom Co. Ltd.	8,500	758,563
Sega Sammy Holdings, Inc.	6,400	92,670
Seibu Holdings, Inc.	8,100	133,242
Seiko Epson Corp.	11,800	178,167
Sekisui Chemical Co. Ltd.	14,700	255,044
Sekisui House Ltd.	25,800	550,955
Seven & i Holdings Co. Ltd.	30,600	1,121,656
Seven Bank Ltd.	34,200	112,042
SG Holdings Co. Ltd.	5,800	130,650
Sharp Corp.	8,605	131,506
Shimadzu Corp.	9,000	281,459
Shimamura Co. Ltd.	1,000	76,024
Shimano, Inc.	235,300	38,172,950
Shimizu Corp.	26,600	270,969
Shin-Etsu Chemical Co. Ltd.	14,795	1,627,052
Shinsei Bank Ltd.	8,400	128,160
Shionogi & Co. Ltd.	10,900	674,291
Shiseido Co. Ltd.	913,800	64,888,931
Shizuoka Bank Ltd.	19,100	142,071
Showa Denko KK	5,400	142,320
SMC Corp.	123,400	56,432,724
Softbank Corp.	68,000	911,858
SoftBank Group Corp.	693,800	30,122,747
Sohgo Security Services Co. Ltd.	2,900	156,962
Sompo Holdings, Inc.	13,600	534,067
Sony Corp.	1,298,200	88,144,815
Sony Financial Holdings, Inc.	6,200	148,830
Square Enix Holdings Co. Ltd.	3,700	184,237
Stanley Electric Co. Ltd.	5,300	153,071
Subaru Corp.	25,480	631,135
Sugi Holdings Co. Ltd.	284,100	14,987,598
Sumco Corp.	10,100	167,345
Sumitomo Chemical Co. Ltd.	60,800	276,066
Sumitomo Corp.	49,100	729,299
Sumitomo Dainippon Pharma Co. Ltd.	6,400	124,001
Sumitomo Electric Industries Ltd.	4,500,000	67,581,714
Sumitomo Heavy Industries Ltd.	4,500	127,822
Sumitomo Metal Mining Co. Ltd.	9,400	302,680
Sumitomo Mitsui Financial Group, Inc.	2,539,700	93,804,762
Sumitomo Mitsui Trust Holdings, Inc.	1,703,700	67,348,896

Sumitomo Realty & Development Co. Ltd.	13,500	471,008
Sumitomo Rubber Industries Ltd.	7,700	93,892
Sundrug Co. Ltd.	2,800	101,310
Suntory Beverage & Food Ltd.	5,610	234,210
Suzuken Co. Ltd.	2,955	120,440
Suzuki Motor Corp.	645,400	26,940,258
Sysmex Corp.	688,500	46,876,483
T&D Holdings, Inc.	22,500	284,528
Taiheiyo Cement Corp.	5,300	155,571
Taisei Corp.	8,200	339,653
Taisho Pharmaceutical Holdings Co. Ltd.	1,360	100,361
Taiyo Nippon Sanso Corp.	5,300	117,310
Takeda Pharmaceutical Co. Ltd.	2,396,979	94,805,847
TDK Corp.	5,300	595,609
Teijin Ltd.	7,200	134,511
Terumo Corp.	26,200	929,427
THK Co. Ltd.	4,900	131,556
Tobu Railway Co. Ltd.	7,630	276,213
Toho Co. Ltd	4,600	191,692
Toho Gas Co. Ltd.	3,400	138,829
Tohoku Electric Power Co., Inc.	17,200	170,514
Tokio Marine Holdings, Inc.	1,491,500	83,507,340
Tokyo Century Corp.	1,700	90,515
Tokyo Electric Power Co. Holdings, Inc.(1)	61,600	263,682
Tokyo Electron Ltd.	6,400	1,397,312
Tokyo Gas Co. Ltd.	15,900	386,353
Tokyu Corp.	20,300	375,402
Tokyu Fudosan Holdings Corp.	24,500	169,180
Toppan Printing Co. Ltd.	11,800	243,767
Toray Industries, Inc.	57,300	388,238
Toshiba Corp.	20,000	678,835
Tosoh Corp.	11,300	174,085
TOTO Ltd.	5,700	240,695
Toyo Seikan Group Holdings Ltd.	6,500	111,892
Toyo Suisan Kaisha Ltd.	3,450	146,507
Toyoda Gosei Co. Ltd.	2,700	67,417
Toyota Industries Corp.	5,900	339,486
Toyota Motor Corp.	176,594	12,443,080
Toyota Tsusho Corp.	8,535	299,814
Trend Micro, Inc.	5,000	255,849
Tsuruha Holdings, Inc.	1,600	205,437
Unicharm Corp.	16,400	553,782
United Urban Investment Corp.	121	227,245
USS Co. Ltd.	8,900	168,239
Welcia Holdings Co. Ltd.	2,000	127,059
West Japan Railway Co.	6,600	570,858
Yahoo Japan Corp.	107,000	451,766
Yakult Honsha Co. Ltd.	4,900	270,051
Yamada Denki Co. Ltd.	26,840	142,414
Yamaha Corp.	5,700	316,028
Yamaha Motor Co. Ltd.	11,300	226,373
Yamato Holdings Co. Ltd.	12,500	213,120
Yamazaki Baking Co. Ltd.	4,800	85,773
Yaskawa Electric Corp.	9,700	365,409
Yokogawa Electric Corp.	9,300	163,318
Yokohama Rubber Co. Ltd.	4,800	93,096
ZOZO, Inc.	4,400	84,149

Total Japan		2,238,303,924

Luxembourg – 0.01%
ArcelorMittal	26,816	472,489

Aroundtown SA	36,494	327,781
Eurofins Scientific SE	462	256,656
Millicom International Cellular SA	4,147	199,155
SES SA – Class A	14,706	206,703
Tenaris SA	19,064	215,994

Total Luxembourg		1,678,778

Macau – 0.01%
Sands China Ltd.	98,000	523,621
Wynn Macau Ltd.	81,600	201,073

Total Macau		724,694

Malaysia – 0.18%
Public Bank Bhd	4,823,300	22,940,274

Total Malaysia		22,940,274

Mexico – 0.46%
Wal-Mart de Mexico SAB de CV	20,265,412	58,178,319

Total Mexico		58,178,319

Netherlands – 4.00%
ABN AMRO Bank NV(3)	17,077	311,251
Adyen NV(1)(3)	391	321,635
Aegon NV	75,035	343,481
Akzo Nobel NV	9,240	943,625
Altice Europe NV(1)	27,308	176,833
ASML Holding NV	238,973	70,749,529
ASML Holding NV – Class REG	196,470	58,143,332
EXOR NV	4,476	347,031
Heineken Holding NV	4,674	454,278
Heineken NV	10,516	1,122,351
ING Groep NV	8,939,582	107,475,337
Koninklijke Ahold Delhaize NV	368,710	9,244,444
Koninklijke DSM NV	7,361	962,419
Koninklijke KPN NV	4,644,855	13,745,875
Koninklijke Philips NV	36,728	1,795,401
Koninklijke Vopak NV	3,845	208,939
NN Group NV	12,354	469,734
NXP Semiconductors NV	11,309	1,439,183
PostNL NV	15,476,351	35,019,536
Prosus NV(1)	321,664	24,073,844
QIAGEN NV – Aquis Listed(1)	9,208	313,747
Randstad NV	4,918	301,351
Royal Dutch Shell Plc – Class A	300,488	8,898,720
Royal Dutch Shell Plc – Class A	2,610,924	76,982,887
Royal Dutch Shell Plc – Class B	3,022,476	89,718,210
Wolters Kluwer NV	11,349	828,653

Total Netherlands		504,391,626

New Zealand – 0.30%
a2 Milk Co. Ltd.(1)	29,827	302,009
Auckland International Airport Ltd.	39,190	231,001
Fisher & Paykel Healthcare Corp. Ltd.	23,036	344,756
Fletcher Building Ltd.	34,606	118,618
Mercury NZ Ltd.	27,980	95,179
Meridian Energy Ltd.	54,688	184,217
Ryman Healthcare Ltd.	16,229	178,366
Spark New Zealand Ltd.	74,128	216,158
Xero Ltd.(1)	651,326	36,592,561

Total New Zealand		38,262,865

Norway – 0.03%
Aker BP ASA	4,383	143,852
DNB ASA	39,124	732,124
Equinor ASA	41,221	822,041
Gjensidige Forsikring ASA	8,100	170,026

Mowi ASA	17,879	464,871
Norsk Hydro ASA	54,468	202,545
Orkla ASA	30,472	309,011
Schibsted ASA – Class B	3,591	102,620
Telenor ASA	29,167	522,838
Yara International ASA	7,184	299,313

Total Norway		3,769,241

Portugal – 0.30%
EDP – Energias de Portugal SA	103,511	449,175
Galp Energia SGPS SA	20,337	341,419
Jeronimo Martins SGPS SA	2,262,520	37,284,727

Total Portugal		38,075,321

Russia – 0.00%(2)
Evraz Plc	20,551	110,047

Total Russia		110,047

Singapore – 2.83%
Ascendas Real Estate Investment Trust	116,752	257,947
CapitaLand Commercial Trust	109,151	161,653
CapitaLand Ltd.	100,100	279,331
CapitaLand Mall Trust	104,600	191,477
City Developments Ltd.	17,900	145,685
ComfortDelGro Corp. Ltd.	91,100	161,193
DBS Group Holdings Ltd.	4,161,900	80,246,600
Genting Singapore Ltd.	226,200	154,899
Jardine Cycle & Carriage Ltd.	4,000	89,451
Keppel Corp. Ltd.	66,000	332,546
Mapletree Commercial Trust	82,200	146,172
Oversea-Chinese Banking Corp. Ltd.	133,100	1,088,833
SATS Ltd.	25,800	97,114
Sembcorp Industries Ltd.	66,600	113,420
Singapore Airlines Ltd.	21,900	147,240
Singapore Exchange Ltd.	27,800	183,095
Singapore Press Holdings Ltd.	38,400	62,204
Singapore Technologies Engineering Ltd.	63,300	185,383
Singapore Telecommunications Ltd.	45,129,300	113,144,502
Suntec Real Estate Investment Trust	90,700	124,163
United Overseas Bank Ltd.	6,727,806	132,313,286
UOL Group Ltd.	20,900	129,350
Venture Corp. Ltd.	11,200	135,114
Wilmar International Ltd.	8,727,900	26,739,665

Total Singapore		356,630,323

South Africa – 0.41%
Naspers Ltd. – Class N	319,234	52,241,691

Total South Africa		52,241,691

South Korea – 0.99%
NAVER Corp.(1)	130,339	20,970,885
POSCO	87,099	17,704,072
Samsung SDI Co. Ltd.	365,934	74,545,650
Shinhan Financial Group Ltd.	319,280	11,970,699

Total South Korea		125,191,306

Spain – 2.77%
ACS Actividades Co.	10,962	439,731
Aena SA(3)	2,739	525,115
Amadeus IT Group SA	604,212	49,483,011
Banco Bilbao Vizcaya Argentaria SA	12,619,118	70,847,871
Banco de Sabadell SA	243,320	284,906
Banco Santander SA	18,101,172	75,893,663
Bankia SA	4,956,587	10,612,798
Bankinter SA	27,242	200,098
CaixaBank SA	149,659	471,285

Cellnex Telecom SA(3)	9,920	427,906
Enagas SA	5,959	152,206
Endesa SA	13,954	372,638
Ferrovial SA	19,942	604,186
Grifols SA	12,102	427,582
Iberdrola SA	248,274	2,558,605
Industria de Diseno Textil SA	1,766,863	62,441,831
Mapfre SA	48,084	127,497
Naturgy Energy Group SA	13,456	338,836
Red Electrica Corp. SA	17,306	348,712
Repsol SA	59,139	929,083
Siemens Gamesa Renewable Energy SA	9,672	170,330
Telefonica SA	10,232,809	71,559,109

Total Spain		349,216,999

Sweden – 2.92%
Alfa Laval AB	12,414	312,637
Assa Abloy AB – Class B	40,665	950,563
Atlas Copco AB – Class A	2,782,824	111,078,284
Atlas Copco AB – Class B	15,832	549,704
Boliden AB	11,042	293,261
Electrolux AB	8,828	217,022
Epiroc AB – Class A	2,865,767	35,046,205
Epiroc AB – Class B	15,534	184,617
Essity AB – Class B	24,606	792,467
Hennes & Mauritz AB – Class B	32,489	662,696
Hexagon AB – Class B	10,653	597,115
Husqvarna AB – Class B	15,155	121,448
ICA Gruppen AB	3,672	171,526
Industrivarden AB – Class C	6,736	162,442
Investor AB – Class B	885,404	48,337,586
Kinnevik AB – Class B	9,766	239,316
L E Lundbergforetagen AB – Class B	4,296	188,588
Lundin Petroleum AB	7,325	248,716
Nibe Industrier AB – Class B	2,121,615	36,808,730
Sandvik AB	45,803	892,122
Securitas AB – Class B	12,595	217,002
Skandinaviska Enskilda Banken AB – Class A	67,343	633,014
Skanska AB – Class B	14,647	331,339
SKF AB – Class B	15,355	310,882
Spotify Technology SA(1)	233,393	34,903,923
Svenska Handelsbanken AB – Class A	63,432	683,179
Swedbank AB	37,614	559,169
Swedish Match AB	6,723	346,347
Tele2 AB – Class B	20,261	294,069
Telefonaktiebolaget LM Ericsson – Class B	2,056,932	17,973,093
Telia Co. AB	17,104,487	73,489,867
Volvo AB – Class B	60,183	1,007,535

Total Sweden		368,604,464

Switzerland – 7.71%
ABB Ltd.	3,632,242	87,621,101
Adecco Group AG	1,106,176	69,934,929
Alcon, Inc.(1)	888,613	50,332,475
Baloise Holding AG	1,970	356,541
Barry Callebaut AG	116	256,069
Chocoladefabriken Lindt & Spruengli AG	44	341,662
Chocoladefabriken Lindt & Spruengli AG – REG	4	353,379
Chubb Ltd.	383,223	59,652,492
Cie Financiere Richemont SA	643,934	50,324,039
Clariant AG(1)	8,040	179,681
Coca-Cola HBC AG	8,102	275,387

Credit Suisse Group AG(1)	960,858	12,988,568
Dufry AG(1)	1,633	161,930
EMS-Chemie Holding AG	332	218,268
Geberit AG	76,188	42,762,908
Givaudan SA	375	1,174,873
Glencore Plc(1)	445,399	1,386,848
Julius Baer Group Ltd.(1)	9,080	468,101
Kuehne & Nagel International AG	2,523	425,546
LafargeHolcim Ltd.(1)	20,207	1,121,033
Lonza Group AG(1)	3,021	1,102,083
Nestle SA	723,244	78,302,208
Novartis AG	1,920,760	181,876,012
Pargesa Holding SA	1,654	137,416
Partners Group Holding AG	758	694,728
Roche Holding AG	462,853	150,428,528
Schindler Holding AG	816	199,832
Schindler Holding AG Participation Certificate	200,822	51,069,280
SGS SA	209	572,383
Sika AG	285,802	53,672,337
Sonova Holding AG	2,253	515,055
STMicroelectronics NV	27,707	747,552
Straumann Holding AG	419	411,011
Swatch Group AG – BR	1,168	326,112
Swatch Group AG – REG	2,356	124,632
Swiss Life Holding AG	1,387	695,817
Swiss Prime Site AG(1)	3,134	362,586
Swiss Re AG	12,104	1,359,794
Swisscom AG	1,046	553,727
Temenos AG(1)	2,651	419,360
u-blox Holding AG(1)	77,824	7,864,422
UBS Group AG(1)	2,079,561	26,242,788
Vifor Pharma AG	1,776	324,130
Zurich Insurance Group AG	85,407	35,033,916

Total Switzerland		973,371,539

Taiwan – 2.33%
Catcher Technology Co. Ltd.	2,137,000	16,186,514
Hon Hai Precision Industry Co. Ltd.	6,340,400	19,233,699
Taiwan Semiconductor Manufacturing Co. Ltd.	7,403,860	81,944,662
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	3,051,667	177,301,853

Total Taiwan		294,666,728

Thailand – 0.14%
Thai Beverage PCL	26,780,100	17,732,172

Total Thailand		17,732,172

United Arab Emirates – 0.00%(2)
NMC Health Plc	3,812	89,313

Total United Arab Emirates		89,313

United Kingdom – 15.43%
3i Group Plc	40,319	586,711
Admiral Group Plc	7,615	232,702
Anglo American Plc	42,597	1,223,724
Ashtead Group Plc	18,713	598,343
ASOS Plc(1)	396,988	17,790,120
Associated British Foods Plc	14,454	497,231
AstraZeneca Plc	1,058,632	105,960,539
Auto Trader Group Plc(3)	7,006,191	55,328,949
AVEVA Group Plc	2,621	161,696
Aviva Plc	2,999,106	16,646,686
BAE Systems Plc	131,607	985,384
Barclays Plc	7,405,458	17,658,137
Barratt Developments Plc	41,101	406,959

Berkeley Group Holdings Plc	4,844	311,825
BP Plc	26,086,324	164,104,040
British American Tobacco Plc	379,708	16,138,384
British Land Co. Plc	36,763	311,072
BT Group Plc – Class A	345,047	879,246
Bunzl Plc	13,663	373,693
Burberry Group Plc	1,197,484	34,961,285
Centrica Plc	234,889	277,843
CNH Industrial NV	42,299	464,439
Coca-Cola European Partners Plc	9,153	465,705
Compass Group Plc	2,374,897	59,519,139
Croda International Plc	5,214	354,180
Diageo Plc	95,971	4,043,901
Direct Line Insurance Group Plc	56,842	235,187
easyJet Plc	6,414	120,820
Ferguson Plc	9,294	845,818
Fiat Chrysler Automobiles NV	44,825	664,599
G4S Plc	76,539	221,340
GlaxoSmithKline Plc	3,447,056	80,995,632
Halma Plc	15,403	431,325
Hargreaves Lansdown Plc	2,828,942	72,565,818
HomeServe Plc	1,869,958	31,308,601
HSBC Holdings Plc	10,269,875	80,397,142
Imperial Brands Plc	39,163	968,904
Informa Plc	51,929	590,621
InterContinental Hotels Group Plc	7,016	482,103
Intertek Group Plc	536,531	41,574,807
ITV Plc	146,257	292,628
J Sainsbury Plc	9,579,257	29,209,565
JD Sports Fashion Plc	17,769	197,371
John Wood Group Plc	8,042,015	42,652,506
Johnson Matthey Plc	844,684	33,585,812
Jupiter Fund Management Plc	4,151,459	22,545,635
Kingfisher Plc	20,521,752	59,076,568
Land Securities Group Plc	28,437	373,279
Legal & General Group Plc	245,012	984,227
Lloyds Banking Group Plc	112,196,037	92,945,670
London Stock Exchange Group Plc	12,771	1,312,502
M&G Plc(1)	103,337	324,680
Marks & Spencer Group Plc	78,725	223,222
Meggitt Plc	33,193	289,110
Melrose Industries Plc	197,107	627,831
Micro Focus International Plc	13,808	193,804
Mondi Plc	19,636	460,449
National Grid Plc	1,317,894	16,469,946
Next Plc	5,405	503,653
Ocado Group Plc(1)	18,644	316,333
Pearson Plc	33,466	282,724
Persimmon Plc	13,297	474,957
Prudential Plc	106,795	2,046,260
Reckitt Benckiser Group Plc	28,778	2,337,593
RELX Plc	78,870	1,990,943
Rentokil Initial Plc	75,030	449,698
Rightmove Plc	8,360,579	70,154,884
Rio Tinto Ltd.	15,249	1,078,867
Rio Tinto Plc	46,418	2,747,712
Rolls-Royce Holdings Plc(1)	70,108	633,637
Royal Bank of Scotland Group Plc	6,802,136	21,820,871
RSA Insurance Group Plc	41,778	313,114
Sage Group Plc	44,163	438,127

Schroders Plc	5,013	221,355
Segro Plc	44,358	528,192
Severn Trent Plc	9,603	319,911
Smith & Nephew Plc	1,907,714	45,977,314
Smiths Group Plc	15,231	340,187
Spirax-Sarco Engineering Plc	2,901	341,487
SSE Plc	5,335,789	101,765,466
St James’s Place Plc	21,167	326,284
Standard Chartered Plc	2,228,748	21,001,696
Standard Life Aberdeen Plc	100,405	436,825
Taylor Wimpey Plc	132,408	339,504
TechnipFMC Plc	1,295,845	27,782,917
Tesco Plc	64,283,475	217,254,663
Trainline Plc(1)(3)	7,166,210	48,535,432
Travis Perkins Plc	1,520,785	32,303,103
Unilever NV	59,538	3,416,929
Unilever Plc	45,028	2,577,523
United Utilities Group Plc	28,768	360,000
Vodafone Group Plc	62,207,240	120,767,567
Weir Group Plc	1,040,154	20,803,065
Whitbread Plc	5,636	361,711
Willis Towers Watson Plc	38,794	7,834,060
Wm Morrison Supermarkets Plc	96,893	256,432
WPP Plc	5,278,761	74,284,125

Total United Kingdom		1,947,174,576

United States – 1.44%
Carnival Plc	6,462	309,747
Mettler-Toledo International, Inc.(1)	125,884	99,861,259
Mylan NV(1)	736,142	14,796,454
ResMed, Inc.	428,924	66,470,352

Total United States		181,437,812

Total Common Stocks (Cost: $10,882,667,918)		12,224,724,889

PREFERRED STOCKS – 0.23%
Germany – 0.23%
Bayerische Motoren Werke AG	2,242	138,022
Fuchs Petrolub SE	3,795	188,549
Henkel AG & Co. KGaA	7,211	744,900
Porsche Automobil Holding SE	6,182	458,694
Sartorius AG	1,443	308,459
Volkswagen AG	137,144	26,995,198

Total Germany		28,833,822

Total Preferred Stocks (Cost: $22,164,316)		28,833,822

RIGHTS – 0.00%(2)
United Kingdom – 0.00%(2)
Rolls-Royce Holdings Plc, expires 12/31/2049(1)	2,910,926	3,856

Total United Kingdom		3,856

Spain – 0.00%(2)
Repsol SA, expires 01/10/2020(1)	58,090	27,562

Total Spain		27,562

Total Rights (Cost: $31,788)		31,418

SHORT-TERM INVESTMENTS – 2.67%
Money Market Funds – 2.64%
Goldman Sachs Financial Square Government Fund – Class I, 1.50%(4)	332,819,135	332,819,135

Total Money Market Funds (Cost: $332,819,135)		332,819,135

	Principal Amount		Value
Time Deposits – 0.03%
BBVA, Madrid, 1.81% due 01/02/2020		$1,457,744	1,457,744
Brown Brothers Harriman, -7.75% due 01/02/2020	SEK	402,922	43,018
Brown Brothers Harriman, -1.70% due 01/03/2020	CHF	132,243	136,643
Brown Brothers Harriman, -0.90% due 01/02/2020	DKK	120,315	18,060
Brown Brothers Harriman, -0.68% due 01/02/2020	EUR	155	174
Brown Brothers Harriman, 0.32% due 01/02/2020	AUD	429,519	301,415
Brown Brothers Harriman, 0.36% due 01/02/2020	GBP	448	593
Brown Brothers Harriman, 0.50% due 01/03/2020	NZD	14,487	9,753
Brown Brothers Harriman, 0.63% due 01/02/2020	SGD	12,655	9,410
Brown Brothers Harriman, 0.66% due 01/02/2020	NOK	173,014	19,707
Brown Brothers Harriman, 1.81% due 01/02/2020		$51,006	51,006
Brown Brothers Harriman, 1.91% due 01/02/2020	HKD	7,160	919
Citibank, London, -0.68% due 01/02/2020	EUR	525,272	589,198
Citibank, London, 0.36% due 01/02/2020	GBP	203,023	268,924
Hong Kong & Shanghai Bank, Hong Kong, 1.91% due 01/02/2020	HKD	573,653	73,618
Sumitomo, Tokyo, -0.24% due 01/06/2020	JPY	71,576,165	658,747
Sumitomo, Tokyo, 1.81% due 01/02/2020		$142,080	142,080

Total Time Deposits (Cost: $3,781,009)			3,781,009

Total Short-Term Investments (Cost: $336,600,144)			336,600,144

TOTAL INVESTMENTS IN SECURITIES – 99.75%
(Cost: $11,241,464,166)			12,590,190,273

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.25%			32,069,047

TOTAL NET ASSETS – 100.00%			$12,622,259,320

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

AUD Australian Dollar

CHF Swiss Franc

DKK Danish Krone

EUR Euro

GBP British Pound

HKD Hong Kong Dollar

JPY Japanese Yen

NOK Norwegian Krone

NZD New Zealand Dollar

SEK Swedish Krona

SGD Singapore Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $248,310,055, which represents 1.97% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

	% of Net Assets
COMMON STOCKS
Financials	16.51%
Industrials	13.99%
Consumer Discretionary	13.45%
Healthcare	13.21%
Information Technology	11.47%
Communication Services	9.36%
Consumer Staples	7.85%
Energy	5.61%
Utilities	2.56%
Materials	2.29%
Real Estate	0.55%

Total Common Stocks	96.85%

PREFERRED STOCKS
Consumer Discretionary	0.22%
Consumer Staples	0.01%
Healthcare	0.00	%(1)
Materials	0.00	%(1)

Total Preferred Stocks	0.23

RIGHTS
Energy	0.00	%(1)
Industrials	0.00	%(1)

Total Rights	0.00	%(1)

SHORT-TERM INVESTMENTS	2.67%

TOTAL INVESTMENTS	99.75%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.25%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
JPY	134,769,996	USD	1,234,926	1/7/2020	Brown Brothers Harriman & Co.	$5,716

					Total Unrealized Appreciation	5,716

					Net Unrealized Appreciation	$5,716

JPY Japanese Yen

USD United States Dollar

Bridge Builder International Equity Fund

Schedule of Investments

December 31, 2019 (Unaudited)

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$60,177,091	$1,120,689,908	$—	$1,180,866,999
Consumer Discretionary	214,880,762	1,482,840,688	—	1,697,721,450
Consumer Staples	61,348,272	929,670,129	—	991,018,401
Energy	28,380,141	679,810,878	—	708,191,019
Financials	158,260,897	1,925,315,249	—	2,083,576,146
Healthcare	215,116,243	1,452,648,817	—	1,667,765,060
Industrials	155,626,329	1,610,432,268	—	1,766,058,597
Information Technology	489,257,358	958,450,354	—	1,447,707,712
Materials	—	288,432,936	—	288,432,936
Real Estate	1,546,890	68,213,692	—	69,760,582
Utilities	1,493,055	322,132,932	—	323,625,987
Preferred Stocks
Consumer Discretionary	—	27,591,914	—	27,591,914
Consumer Staples	—	744,900	—	744,900
Healthcare	—	308,459	—	308,459
Materials	—	188,549	—	188,549
Rights
Energy	27,562	—	—	27,562
Industrials	—	3,856	—	3,856
Short-Term Investments
Money Market Funds	332,819,135	—	—	332,819,135
Time Deposits	—	3,781,009	—	3,781,009
Forward Foreign Currency Exchange Contracts (1)	—	5,716	—	5,716

Total Assets	$1,718,933,735	$10,871,262,254	$—	$12,590,195,989

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Summary Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and centrally cleared derivatives.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 13. EXHIBITS.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section  302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bridge Builder Trust

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julius A. Drelick III
Julius A. Drelick III
Title:	Principal Executive Officer

Date:	February 26, 2020

By:	/s/ Aaron Masek
Aaron Masek
Title:	Principal Financial Officer

Date:	February 26, 2020